John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.3%
Communication services – 7.8%
Diversified telecommunication services – 0.8%
AT&T, Inc.	1,447,730	$27,868,803
Verizon Communications, Inc.	851,829	33,127,630
		60,996,433
Entertainment – 1.4%
Activision Blizzard, Inc.	145,179	12,425,871
Electronic Arts, Inc.	53,249	6,413,842
Live Nation Entertainment, Inc. (A)	28,643	2,005,010
Netflix, Inc. (A)	90,376	31,223,100
Take-Two Interactive Software, Inc. (A)	32,753	3,907,433
The Walt Disney Company (A)	370,794	37,127,603
Warner Brothers Discovery, Inc. (A)	445,343	6,724,679
		99,827,538
Interactive media and services – 4.6%
Alphabet, Inc., Class A (A)	1,208,756	125,384,260
Alphabet, Inc., Class C (A)	1,053,063	109,518,552
Match Group, Inc. (A)	57,048	2,190,073
Meta Platforms, Inc., Class A (A)	451,604	95,712,952
		332,805,837
Media – 0.8%
Charter Communications, Inc., Class A (A)	21,383	7,646,775
Comcast Corp., Class A	854,314	32,387,044
DISH Network Corp., Class A (A)	50,601	472,107
Fox Corp., Class A	61,789	2,103,915
Fox Corp., Class B	28,364	888,077
News Corp., Class A	77,739	1,342,553
News Corp., Class B	24,074	419,610
Omnicom Group, Inc.	41,295	3,895,770
Paramount Global, Class B (B)	101,798	2,271,113
The Interpublic Group of Companies, Inc.	78,829	2,935,592
		54,362,556
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	120,256	17,417,879
		565,410,243
Consumer discretionary – 9.8%
Automobile components – 0.1%
Aptiv PLC (A)	54,618	6,127,593
BorgWarner, Inc.	47,743	2,344,659
		8,472,252
Automobiles – 1.9%
Ford Motor Company	796,171	10,031,755
General Motors Company	282,902	10,376,845
Tesla, Inc. (A)	545,712	113,213,406
		133,622,006
Broadline retail – 2.7%
Amazon.com, Inc. (A)	1,808,826	186,833,638
eBay, Inc.	110,749	4,913,933
Etsy, Inc. (A)	25,524	2,841,587
		194,589,158
Distributors – 0.2%
Genuine Parts Company	28,512	4,770,343
LKQ Corp.	52,549	2,982,681
Pool Corp.	7,981	2,733,014
		10,486,038
Hotels, restaurants and leisure – 2.0%
Booking Holdings, Inc. (A)	7,870	20,874,467
Caesars Entertainment, Inc. (A)	43,225	2,109,812
Carnival Corp. (A)(B)	198,989	2,019,738
Chipotle Mexican Grill, Inc. (A)	5,597	9,561,299
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Darden Restaurants, Inc.	24,711	$3,834,159
Domino's Pizza, Inc.	7,234	2,386,280
Expedia Group, Inc. (A)	30,649	2,973,872
Hilton Worldwide Holdings, Inc.	54,115	7,623,180
Las Vegas Sands Corp. (A)	66,241	3,805,545
Marriott International, Inc., Class A	54,611	9,067,610
McDonald's Corp.	148,812	41,609,323
MGM Resorts International	65,775	2,921,726
Norwegian Cruise Line Holdings, Ltd. (A)(B)	84,949	1,142,564
Royal Caribbean Cruises, Ltd. (A)	44,220	2,887,566
Starbucks Corp.	233,181	24,281,138
Wynn Resorts, Ltd. (A)	20,864	2,334,890
Yum! Brands, Inc.	57,362	7,576,373
		147,009,542
Household durables – 0.3%
D.R. Horton, Inc.	63,746	6,227,347
Garmin, Ltd.	31,103	3,138,915
Lennar Corp., A Shares	51,404	5,403,074
Mohawk Industries, Inc. (A)	10,631	1,065,439
Newell Brands, Inc.	75,874	943,873
NVR, Inc. (A)	622	3,465,902
PulteGroup, Inc.	46,669	2,719,869
Whirlpool Corp.	10,989	1,450,768
		24,415,187
Leisure products – 0.0%
Hasbro, Inc.	26,168	1,404,960
Specialty retail – 2.1%
Advance Auto Parts, Inc.	12,225	1,486,682
AutoZone, Inc. (A)	3,806	9,355,719
Bath & Body Works, Inc.	46,024	1,683,558
Best Buy Company, Inc.	40,399	3,162,030
CarMax, Inc. (A)	32,087	2,062,552
Lowe's Companies, Inc.	122,649	24,526,121
O'Reilly Automotive, Inc. (A)	12,647	10,737,050
Ross Stores, Inc.	69,253	7,349,821
The Home Depot, Inc.	206,731	61,010,453
The TJX Companies, Inc.	234,414	18,368,681
Tractor Supply Company	22,377	5,259,490
Ulta Beauty, Inc. (A)	10,446	5,700,069
		150,702,226
Textiles, apparel and luxury goods – 0.5%
NIKE, Inc., Class B	252,791	31,002,288
Ralph Lauren Corp. (B)	8,648	1,008,962
Tapestry, Inc.	47,507	2,048,027
VF Corp.	66,571	1,525,142
		35,584,419
		706,285,788
Consumer staples – 7.0%
Beverages – 1.7%
Brown-Forman Corp., Class B	36,859	2,368,928
Constellation Brands, Inc., Class A	33,000	7,454,370
Keurig Dr. Pepper, Inc.	171,282	6,042,829
Molson Coors Beverage Company, Class B	37,938	1,960,636
Monster Beverage Corp. (A)	155,076	8,375,655
PepsiCo, Inc.	279,460	50,945,558
The Coca-Cola Company	789,862	48,995,140
		126,143,116
Consumer staples distribution and retail – 1.9%
Costco Wholesale Corp.	90,061	44,748,609
Dollar General Corp.	45,157	9,503,742
Dollar Tree, Inc. (A)	42,553	6,108,483

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Sysco Corp.	102,707	$7,932,062
Target Corp.	93,478	15,482,761
The Kroger Company	131,269	6,480,751
Walgreens Boots Alliance, Inc.	144,610	5,000,614
Walmart, Inc.	284,588	41,962,501
		137,219,523
Food products – 1.1%
Archer-Daniels-Midland Company	111,141	8,853,492
Bunge, Ltd.	30,477	2,911,163
Campbell Soup Company	40,598	2,232,078
Conagra Brands, Inc.	96,783	3,635,169
General Mills, Inc.	120,091	10,262,977
Hormel Foods Corp.	58,343	2,326,719
Kellogg Company	51,423	3,443,284
Lamb Weston Holdings, Inc.	28,973	3,028,258
McCormick & Company, Inc.	50,494	4,201,606
Mondelez International, Inc., Class A	276,298	19,263,497
The Hershey Company	30,148	7,669,953
The J.M. Smucker Company	21,481	3,380,465
The Kraft Heinz Company	160,576	6,209,474
Tyson Foods, Inc., Class A	58,385	3,463,398
		80,881,533
Household products – 1.4%
Church & Dwight Company, Inc.	48,969	4,329,349
Colgate-Palmolive Company	169,963	12,772,719
Kimberly-Clark Corp.	68,062	9,135,282
The Clorox Company	24,829	3,928,941
The Procter & Gamble Company	478,647	71,170,022
		101,336,313
Personal care products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,287	11,654,354
Tobacco – 0.7%
Altria Group, Inc.	363,034	16,198,577
Philip Morris International, Inc.	314,432	30,578,512
		46,777,089
		504,011,928
Energy – 4.4%
Energy equipment and services – 0.3%
Baker Hughes Company	203,963	5,886,372
Halliburton Company	182,834	5,784,868
Schlumberger, Ltd.	288,412	14,161,029
		25,832,269
Oil, gas and consumable fuels – 4.1%
APA Corp.	65,826	2,373,686
Chevron Corp.	360,903	58,884,933
ConocoPhillips	248,316	24,635,430
Coterra Energy, Inc.	160,387	3,935,897
Devon Energy Corp.	132,004	6,680,722
Diamondback Energy, Inc.	37,360	5,049,951
EOG Resources, Inc.	119,444	13,691,866
EQT Corp.	74,581	2,379,880
Exxon Mobil Corp.	835,507	91,621,698
Hess Corp.	56,175	7,434,200
Kinder Morgan, Inc.	399,686	6,998,502
Marathon Oil Corp.	129,339	3,098,962
Marathon Petroleum Corp.	92,195	12,430,652
Occidental Petroleum Corp.	147,733	9,222,971
ONEOK, Inc.	90,085	5,724,001
Phillips 66	94,599	9,590,447
Pioneer Natural Resources Company	48,114	9,826,803
Targa Resources Corp.	45,672	3,331,772
The Williams Companies, Inc.	245,648	7,335,049
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	78,285	$10,928,586
		295,176,008
		321,008,277
Financials – 12.4%
Banks – 3.0%
Bank of America Corp.	1,416,046	40,498,916
Citigroup, Inc.	393,374	18,445,307
Citizens Financial Group, Inc.	99,919	3,034,540
Comerica, Inc.	26,372	1,145,072
Fifth Third Bancorp	138,331	3,685,138
First Republic Bank	36,834	515,308
Huntington Bancshares, Inc.	290,737	3,256,254
JPMorgan Chase & Co.	595,065	77,542,920
KeyCorp	188,019	2,353,998
M&T Bank Corp.	34,346	4,106,751
Regions Financial Corp.	188,368	3,496,110
The PNC Financial Services Group, Inc.	81,521	10,361,319
Truist Financial Corp.	271,505	9,258,321
U.S. Bancorp	282,805	10,195,120
Wells Fargo & Company	773,452	28,911,636
Zions Bancorp NA	30,334	907,897
		217,714,607
Capital markets – 2.7%
Ameriprise Financial, Inc.	21,341	6,541,017
BlackRock, Inc.	30,394	20,337,233
Cboe Global Markets, Inc.	21,381	2,870,185
CME Group, Inc.	73,182	14,015,817
FactSet Research Systems, Inc.	7,656	3,177,929
Franklin Resources, Inc.	57,265	1,542,719
Intercontinental Exchange, Inc.	113,935	11,882,281
Invesco, Ltd.	91,704	1,503,946
MarketAxess Holdings, Inc.	7,588	2,969,109
Moody's Corp.	31,813	9,735,414
Morgan Stanley	265,081	23,274,112
MSCI, Inc.	16,229	9,083,209
Nasdaq, Inc.	68,329	3,735,546
Northern Trust Corp.	42,010	3,702,341
Raymond James Financial, Inc.	39,158	3,652,267
S&P Global, Inc.	66,818	23,036,842
State Street Corp.	70,990	5,373,233
T. Rowe Price Group, Inc.	45,498	5,136,724
The Bank of New York Mellon Corp.	148,246	6,736,298
The Charles Schwab Corp.	310,039	16,239,843
The Goldman Sachs Group, Inc.	68,815	22,510,075
		197,056,140
Consumer finance – 0.5%
American Express Company	120,916	19,945,094
Capital One Financial Corp.	77,375	7,440,380
Discover Financial Services	53,699	5,307,609
Synchrony Financial	88,621	2,577,099
		35,270,182
Financial services – 4.1%
Berkshire Hathaway, Inc., Class B (A)	365,484	112,850,495
Fidelity National Information Services, Inc.	120,006	6,519,926
Fiserv, Inc. (A)	128,936	14,573,636
FleetCor Technologies, Inc. (A)	15,122	3,188,474
Global Payments, Inc.	53,450	5,625,078
Jack Henry & Associates, Inc.	14,688	2,213,775
Mastercard, Inc., Class A	171,182	62,209,251
PayPal Holdings, Inc. (A)	229,608	17,436,432

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	329,609	$74,313,645
		298,930,712
Insurance – 2.1%
Aflac, Inc.	113,770	7,340,440
American International Group, Inc.	150,543	7,581,345
Aon PLC, Class A	41,682	13,141,918
Arch Capital Group, Ltd. (A)	74,416	5,050,614
Arthur J. Gallagher & Company	43,147	8,254,453
Assurant, Inc.	10,727	1,287,991
Brown & Brown, Inc.	47,261	2,713,727
Chubb, Ltd.	84,194	16,348,791
Cincinnati Financial Corp.	32,093	3,596,983
Everest Re Group, Ltd.	7,945	2,844,469
Globe Life, Inc.	18,268	2,009,845
Lincoln National Corp.	31,227	701,671
Loews Corp.	40,315	2,339,076
Marsh & McLennan Companies, Inc.	100,599	16,754,763
MetLife, Inc.	132,723	7,689,971
Principal Financial Group, Inc.	46,727	3,472,751
Prudential Financial, Inc.	74,993	6,204,921
The Allstate Corp.	53,297	5,905,841
The Hartford Financial Services Group, Inc.	63,123	4,399,042
The Progressive Corp.	118,892	17,008,690
The Travelers Companies, Inc.	46,897	8,038,615
W.R. Berkley Corp.	41,177	2,563,680
Willis Towers Watson PLC	21,567	5,011,739
		150,261,336
		899,232,977
Health care – 13.7%
Biotechnology – 2.2%
AbbVie, Inc.	358,849	57,189,765
Amgen, Inc.	108,401	26,205,942
Biogen, Inc. (A)	29,254	8,133,490
Gilead Sciences, Inc.	252,671	20,964,113
Incyte Corp. (A)	37,218	2,689,745
Moderna, Inc. (A)	66,941	10,280,799
Regeneron Pharmaceuticals, Inc. (A)	21,818	17,927,196
Vertex Pharmaceuticals, Inc. (A)	52,203	16,447,599
		159,838,649
Health care equipment and supplies – 2.8%
Abbott Laboratories	354,385	35,885,025
Align Technology, Inc. (A)	14,644	4,893,146
Baxter International, Inc.	101,525	4,117,854
Becton, Dickinson and Company	57,493	14,231,817
Boston Scientific Corp. (A)	291,355	14,576,491
Dentsply Sirona, Inc.	43,433	1,706,048
DexCom, Inc. (A)	77,981	9,059,833
Edwards Lifesciences Corp. (A)	124,977	10,339,347
GE HealthCare Technologies, Inc. (A)	73,686	6,044,463
Hologic, Inc. (A)	50,328	4,061,470
IDEXX Laboratories, Inc. (A)	16,783	8,392,843
Insulet Corp. (A)	14,119	4,503,396
Intuitive Surgical, Inc. (A)	71,117	18,168,260
Medtronic PLC	269,797	21,751,034
ResMed, Inc.	30,153	6,603,205
STERIS PLC	20,162	3,856,587
Stryker Corp.	68,407	19,528,146
Teleflex, Inc.	9,456	2,395,299
The Cooper Companies, Inc.	9,946	3,713,439
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	42,298	$5,464,902
		199,292,605
Health care providers and services – 2.9%
AmerisourceBergen Corp.	32,649	5,227,431
Cardinal Health, Inc.	52,447	3,959,749
Centene Corp. (A)	111,812	7,067,637
CVS Health Corp.	260,458	19,354,634
DaVita, Inc. (A)	11,227	910,622
Elevance Health, Inc.	48,383	22,246,987
HCA Healthcare, Inc.	42,864	11,302,380
Henry Schein, Inc. (A)	27,440	2,237,458
Humana, Inc.	25,513	12,385,541
Laboratory Corp. of America Holdings	18,224	4,180,950
McKesson Corp.	27,774	9,888,933
Molina Healthcare, Inc. (A)	11,713	3,133,110
Quest Diagnostics, Inc.	22,514	3,185,281
The Cigna Group	60,585	15,481,285
UnitedHealth Group, Inc.	189,522	89,566,202
Universal Health Services, Inc., Class B	13,248	1,683,821
		211,812,021
Life sciences tools and services – 1.8%
Agilent Technologies, Inc.	60,218	8,330,558
Bio-Rad Laboratories, Inc., Class A (A)	4,320	2,069,366
Bio-Techne Corp.	31,636	2,347,075
Charles River Laboratories International, Inc. (A)	10,254	2,069,462
Danaher Corp.	132,987	33,518,043
Illumina, Inc. (A)	32,249	7,499,505
IQVIA Holdings, Inc. (A)	37,599	7,478,065
Mettler-Toledo International, Inc. (A)	4,537	6,942,563
PerkinElmer, Inc.	25,446	3,390,934
Thermo Fisher Scientific, Inc.	79,561	45,856,574
Waters Corp. (A)	12,071	3,737,544
West Pharmaceutical Services, Inc.	14,928	5,172,104
		128,411,793
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Company	432,410	29,970,337
Catalent, Inc. (A)	36,128	2,373,971
Eli Lilly & Company	160,047	54,963,341
Johnson & Johnson	530,026	82,154,030
Merck & Company, Inc.	514,468	54,734,251
Organon & Company	51,271	1,205,894
Pfizer, Inc.	1,138,956	46,469,405
Viatris, Inc.	244,448	2,351,590
Zoetis, Inc.	94,374	15,707,609
		289,930,428
		989,285,496
Industrials – 8.3%
Aerospace and defense – 1.7%
General Dynamics Corp.	45,335	10,345,900
Howmet Aerospace, Inc.	74,531	3,157,878
Huntington Ingalls Industries, Inc.	8,053	1,667,132
L3Harris Technologies, Inc.	38,576	7,570,154
Lockheed Martin Corp.	46,019	21,754,562
Northrop Grumman Corp.	29,317	13,536,245
Raytheon Technologies Corp.	297,656	29,149,452
Textron, Inc.	42,644	3,011,946
The Boeing Company (A)	114,118	24,242,087
TransDigm Group, Inc.	10,576	7,795,041
		122,230,397
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	23,622	2,347,318

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	31,731	$3,494,218
FedEx Corp.	47,119	10,766,220
United Parcel Service, Inc., Class B	148,253	28,759,599
		45,367,355
Building products – 0.4%
A.O. Smith Corp.	25,900	1,790,985
Allegion PLC	17,708	1,889,975
Carrier Global Corp.	169,658	7,761,854
Johnson Controls International PLC	138,860	8,362,149
Masco Corp.	45,463	2,260,420
Trane Technologies PLC	46,713	8,594,258
		30,659,641
Commercial services and supplies – 0.5%
Cintas Corp.	17,644	8,163,526
Copart, Inc. (A)	86,244	6,486,411
Republic Services, Inc.	41,399	5,597,973
Rollins, Inc.	46,656	1,751,000
Waste Management, Inc.	75,827	12,372,692
		34,371,602
Construction and engineering – 0.1%
Quanta Services, Inc.	28,833	4,804,731
Electrical equipment – 0.5%
AMETEK, Inc.	46,281	6,726,018
Eaton Corp. PLC	81,124	13,899,786
Emerson Electric Company	116,029	10,110,767
Generac Holdings, Inc. (A)	12,868	1,389,873
Rockwell Automation, Inc.	23,271	6,828,875
		38,955,319
Ground transportation – 0.8%
CSX Corp.	427,032	12,785,338
JB Hunt Transport Services, Inc.	16,742	2,937,551
Norfolk Southern Corp.	46,261	9,807,332
Old Dominion Freight Line, Inc.	18,477	6,297,701
Union Pacific Corp.	124,152	24,986,832
		56,814,754
Industrial conglomerates – 0.8%
3M Company	111,605	11,730,802
General Electric Company	221,058	21,133,145
Honeywell International, Inc.	135,812	25,956,389
		58,820,336
Machinery – 1.7%
Caterpillar, Inc.	105,607	24,167,106
Cummins, Inc.	28,423	6,789,686
Deere & Company	54,866	22,653,074
Dover Corp.	27,998	4,254,016
Fortive Corp.	71,706	4,888,198
IDEX Corp.	15,215	3,515,121
Illinois Tool Works, Inc.	56,223	13,687,489
Ingersoll Rand, Inc.	81,279	4,728,812
Nordson Corp.	10,898	2,422,189
Otis Worldwide Corp.	84,716	7,150,030
PACCAR, Inc.	105,147	7,696,760
Parker-Hannifin Corp.	25,879	8,698,191
Pentair PLC	33,154	1,832,422
Snap-on, Inc.	10,738	2,651,105
Stanley Black & Decker, Inc.	29,799	2,401,203
Wabtec Corp.	36,665	3,705,365
Xylem, Inc.	36,324	3,803,123
		125,043,890
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	25,555	1,072,288
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
American Airlines Group, Inc. (A)	131,005	$1,932,324
Delta Air Lines, Inc. (A)	129,262	4,513,829
Southwest Airlines Company	119,616	3,892,305
United Airlines Holdings, Inc. (A)	65,870	2,914,748
		14,325,494
Professional services – 0.7%
Automatic Data Processing, Inc.	84,385	18,786,633
Broadridge Financial Solutions, Inc.	23,632	3,463,742
CoStar Group, Inc. (A)	82,657	5,690,934
Equifax, Inc.	24,675	5,005,077
Jacobs Solutions, Inc.	25,725	3,022,945
Leidos Holdings, Inc.	27,526	2,534,044
Paychex, Inc.	64,574	7,399,535
Robert Half International, Inc.	22,088	1,779,630
Verisk Analytics, Inc.	31,642	6,070,834
		53,753,374
Trading companies and distributors – 0.3%
Fastenal Company	115,852	6,249,057
United Rentals, Inc.	14,109	5,583,778
W.W. Grainger, Inc.	9,127	6,286,769
		18,119,604
		603,266,497
Information technology – 25.1%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	50,544	8,484,316
Cisco Systems, Inc.	832,102	43,498,132
F5, Inc. (A)	12,007	1,749,300
Juniper Networks, Inc.	65,036	2,238,539
Motorola Solutions, Inc.	34,153	9,772,198
		65,742,485
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	121,650	9,941,238
CDW Corp.	27,264	5,313,481
Corning, Inc.	153,370	5,410,894
Keysight Technologies, Inc. (A)	36,276	5,857,848
TE Connectivity, Ltd.	64,478	8,456,290
Teledyne Technologies, Inc. (A)	9,448	4,226,657
Trimble, Inc. (A)	49,926	2,617,121
Zebra Technologies Corp., Class A (A)	10,441	3,320,238
		45,143,767
IT services – 1.2%
Accenture PLC, Class A	127,518	36,445,920
Akamai Technologies, Inc. (A)	32,045	2,509,124
Cognizant Technology Solutions Corp., Class A	104,382	6,359,995
DXC Technology Company (A)	46,342	1,184,502
EPAM Systems, Inc. (A)	11,565	3,457,935
Gartner, Inc. (A)	15,945	5,194,403
IBM Corp.	183,415	24,043,872
VeriSign, Inc. (A)	18,816	3,976,385
		83,172,136
Semiconductors and semiconductor equipment – 6.2%
Advanced Micro Devices, Inc. (A)	327,242	32,072,988
Analog Devices, Inc.	102,866	20,287,233
Applied Materials, Inc.	171,090	21,014,985
Broadcom, Inc.	84,760	54,376,930
Enphase Energy, Inc. (A)	27,307	5,742,116
First Solar, Inc. (A)	20,364	4,429,170
Intel Corp.	839,496	27,426,334
KLA Corp.	28,105	11,218,673
Lam Research Corp.	27,342	14,494,541
Microchip Technology, Inc.	111,377	9,331,165

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	222,387	$13,418,832
Monolithic Power Systems, Inc.	9,238	4,623,989
NVIDIA Corp.	499,142	138,646,673
NXP Semiconductors NV	52,182	9,730,638
ON Semiconductor Corp. (A)	87,338	7,189,664
Qorvo, Inc. (A)	20,805	2,113,164
Qualcomm, Inc.	226,390	28,882,836
Skyworks Solutions, Inc.	32,345	3,816,063
SolarEdge Technologies, Inc. (A)	11,216	3,409,103
Teradyne, Inc.	31,606	3,397,961
Texas Instruments, Inc.	183,441	34,121,860
		449,744,918
Software – 9.1%
Adobe, Inc. (A)	92,892	35,797,790
ANSYS, Inc. (A)	17,553	5,841,638
Autodesk, Inc. (A)	43,801	9,117,616
Cadence Design Systems, Inc. (A)	55,860	11,735,627
Ceridian HCM Holding, Inc. (A)	30,855	2,259,203
Fair Isaac Corp. (A)	5,113	3,592,854
Fortinet, Inc. (A)	131,937	8,768,533
Gen Digital, Inc.	119,359	2,048,200
Intuit, Inc.	56,865	25,352,123
Microsoft Corp.	1,510,176	435,383,741
Oracle Corp.	311,700	28,963,164
Paycom Software, Inc. (A)	9,799	2,978,994
PTC, Inc. (A)	21,312	2,732,838
Roper Technologies, Inc.	21,371	9,417,986
Salesforce, Inc. (A)	202,920	40,539,358
ServiceNow, Inc. (A)	41,207	19,149,717
Synopsys, Inc. (A)	30,838	11,911,178
Tyler Technologies, Inc. (A)	8,382	2,972,592
		658,563,152
Technology hardware, storage and peripherals – 7.1%
Apple, Inc.	3,017,430	497,574,207
Hewlett Packard Enterprise Company	261,936	4,172,640
HP, Inc.	175,389	5,147,667
NetApp, Inc.	44,297	2,828,363
Seagate Technology Holdings PLC	39,371	2,603,211
Western Digital Corp. (A)	63,132	2,378,182
		514,704,270
		1,817,070,728
Materials – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	45,189	12,978,733
Albemarle Corp.	23,612	5,219,196
Celanese Corp.	20,095	2,188,145
CF Industries Holdings, Inc.	40,170	2,911,923
Corteva, Inc.	144,865	8,736,808
Dow, Inc.	142,163	7,793,376
DuPont de Nemours, Inc.	93,053	6,678,414
Eastman Chemical Company	24,757	2,088,005
Ecolab, Inc.	49,983	8,273,686
FMC Corp.	25,392	3,101,125
International Flavors & Fragrances, Inc.	51,396	4,726,376
Linde PLC	99,978	35,536,180
LyondellBasell Industries NV, Class A	51,294	4,815,994
PPG Industries, Inc.	47,374	6,328,219
The Mosaic Company	69,604	3,193,432
The Sherwin-Williams Company	48,156	10,824,024
		125,393,636
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,574	4,464,524
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	26,792	$4,596,436
		9,060,960
Containers and packaging – 0.3%
Amcor PLC	302,948	3,447,548
Avery Dennison Corp.	16,381	2,931,052
Ball Corp.	63,362	3,491,880
International Paper Company	72,980	2,631,659
Packaging Corp. of America	18,897	2,623,471
Sealed Air Corp.	29,277	1,344,107
Westrock Company	51,264	1,562,014
		18,031,731
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	291,996	11,945,556
Newmont Corp.	160,001	7,843,249
Nucor Corp.	51,290	7,922,766
Steel Dynamics, Inc.	34,313	3,879,428
		31,590,999
		184,077,326
Real estate – 2.5%
Health care REITs – 0.2%
Healthpeak Properties, Inc.	114,906	2,524,485
Ventas, Inc.	80,579	3,493,100
Welltower, Inc.	95,981	6,880,878
		12,898,463
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	144,118	2,376,506
Industrial REITs – 0.3%
Prologis, Inc.	187,300	23,369,421
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	32,031	4,022,773
Boston Properties, Inc.	28,753	1,556,112
		5,578,885
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	64,746	4,714,156
Residential REITs – 0.3%
AvalonBay Communities, Inc.	28,189	4,737,443
Camden Property Trust	22,707	2,380,602
Equity Residential	70,442	4,226,520
Essex Property Trust, Inc.	13,129	2,745,799
Invitation Homes, Inc.	116,892	3,650,537
Mid-America Apartment Communities, Inc.	23,272	3,515,003
UDR, Inc.	64,826	2,661,756
		23,917,660
Retail REITs – 0.3%
Federal Realty Investment Trust	14,679	1,450,726
Kimco Realty Corp.	124,682	2,435,039
Realty Income Corp.	127,422	8,068,361
Regency Centers Corp.	31,046	1,899,394
Simon Property Group, Inc.	65,992	7,389,124
		21,242,644
Specialized REITs – 1.2%
American Tower Corp.	94,511	19,312,378
Crown Castle, Inc.	88,293	11,817,135
Digital Realty Trust, Inc.	57,940	5,696,081
Equinix, Inc.	18,767	13,531,758
Extra Space Storage, Inc.	26,996	4,398,458
Iron Mountain, Inc.	58,600	3,100,526
Public Storage	31,849	9,622,857
SBA Communications Corp.	21,747	5,677,489
VICI Properties, Inc.	203,484	6,637,648

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Weyerhaeuser Company	149,243	$4,496,692
		84,291,022
		178,388,757
Utilities – 2.8%
Electric utilities – 1.8%
Alliant Energy Corp.	50,585	2,701,239
American Electric Power Company, Inc.	104,991	9,553,131
Constellation Energy Corp.	65,890	5,172,365
Duke Energy Corp.	156,584	15,105,658
Edison International	76,894	5,427,947
Entergy Corp.	41,008	4,418,202
Evergy, Inc.	46,270	2,828,022
Eversource Energy	71,559	5,600,207
Exelon Corp.	203,087	8,507,314
FirstEnergy Corp.	109,430	4,383,766
NextEra Energy, Inc.	403,318	31,087,751
NRG Energy, Inc.	47,404	1,625,483
PG&E Corp. (A)	324,568	5,248,265
Pinnacle West Capital Corp.	22,789	1,805,800
PPL Corp.	148,410	4,124,314
The Southern Company	220,874	15,368,413
Xcel Energy, Inc.	112,231	7,568,859
		130,526,736
Gas utilities – 0.1%
Atmos Energy Corp.	29,361	3,299,002
Independent power and renewable electricity producers – 0.0%
The AES Corp.	134,651	3,242,396
Multi-utilities – 0.8%
Ameren Corp.	52,086	4,499,710
CenterPoint Energy, Inc.	126,903	3,738,562
CMS Energy Corp.	58,502	3,590,853
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.	71,481	$6,838,587
Dominion Energy, Inc.	170,188	9,515,211
DTE Energy Company	39,057	4,278,304
NiSource, Inc.	81,837	2,288,163
Public Service Enterprise Group, Inc.	100,567	6,280,409
Sempra Energy	64,265	9,714,297
WEC Energy Group, Inc.	63,590	6,027,696
		56,771,792
Water utilities – 0.1%
American Water Works Company, Inc.	39,207	5,743,433
		199,583,359
TOTAL COMMON STOCKS (Cost $2,876,964,993)		$6,967,621,376
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 4.9438% (C)(D)	25,637,166	256,292,184
TOTAL SHORT-TERM INVESTMENTS (Cost $256,243,481)		$256,292,184
Total Investments (500 Index Trust) (Cost $3,133,208,474) – 99.9%		$7,223,913,560
Other assets and liabilities, net – 0.1%		9,943,248
TOTAL NET ASSETS – 100.0%		$7,233,856,808
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $5,718,561.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $5,842,645.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,283	Long	Jun 2023	$253,819,480	$265,436,663	$11,617,183
						$11,617,183

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.2%
U.S. Government – 14.5%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,162,656
1.625%, 11/15/2050	6,500,000	4,168,379
1.875%, 02/15/2041	6,000,000	4,487,344
2.000%, 08/15/2051	3,000,000	2,110,195
2.250%, 05/15/2041 to 02/15/2052	4,461,000	3,472,011
2.500%, 02/15/2045	7,566,000	6,037,136
3.000%, 02/15/2047 to 08/15/2052	18,143,000	15,909,303
3.375%, 08/15/2042 to 11/15/2048	6,220,000	5,834,861
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.625%, 02/15/2053	$665,000	$660,220
3.875%, 02/15/2043	1,387,000	1,399,353
4.000%, 11/15/2042 to 11/15/2052	12,427,000	12,948,149
U.S. Treasury Notes
1.125%, 02/15/2031	3,000,000	2,526,211
1.375%, 11/15/2031	4,000,000	3,376,250
1.625%, 05/15/2031	3,000,000	2,607,305
2.375%, 05/15/2027	1,100,000	1,044,785

6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.875%, 08/15/2028		$6,000,000	$5,778,516
3.500%, 02/15/2033		3,891,000	3,897,080
4.000%, 02/29/2028 to 02/28/2030		3,867,000	3,958,722
			81,378,476
U.S. Government Agency – 24.7%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2051 to 12/01/2051		1,793,347	1,556,279
3.000%, 03/01/2043 to 12/01/2049		4,706,933	4,318,689
3.500%, 10/01/2046 to 04/01/2052		14,454,417	13,625,539
4.000%, 01/01/2041 to 05/01/2052		1,564,639	1,512,223
4.500%, 09/01/2023 to 09/01/2052		8,548,454	8,479,271
5.000%, 10/01/2052 to 02/01/2053		5,221,789	5,232,278
5.500%, 09/01/2052		1,321,702	1,349,894
Federal National Mortgage Association
2.459%, 04/01/2034 (A)		999,515	835,573
2.500%, 08/01/2051 to 03/01/2052		7,906,993	6,851,551
3.000%, 01/01/2043 to 03/01/2052		29,249,851	26,518,361
3.500%, 06/01/2042 to 05/01/2052		20,787,750	19,555,428
3.879%, (12 month LIBOR + 1.607%), 08/01/2034 (B)		124,062	125,867
4.000%, 10/01/2025 to 07/01/2052		24,411,382	23,572,605
4.372%, (6 month LIBOR + 2.122%), 07/01/2033 (B)		13,224	13,408
4.500%, 11/01/2037 to 10/01/2052		9,135,518	9,046,829
5.000%, TBA (C)		965,000	962,248
5.000%, 12/01/2034 to 01/01/2053		5,722,466	5,785,562
5.500%, TBA (C)		2,071,000	2,092,033
5.500%, 09/01/2034 to 12/01/2052		4,914,531	5,039,597
6.000%, 05/01/2035 to 02/01/2036		851,893	892,115
7.000%, 09/01/2031 to 06/01/2032		71,358	75,935
7.500%, 09/01/2029 to 08/01/2031		9,460	9,972
Government National Mortgage Association
4.000%, 02/15/2041		732,906	718,677
5.000%, 04/15/2035		108,288	109,627
5.500%, 03/15/2035		43,439	44,949
6.000%, 03/15/2033 to 06/15/2033		85,144	88,536
6.500%, 09/15/2028 to 08/15/2031		13,273	13,674
7.000%, 04/15/2029		16,763	17,386
8.000%, 10/15/2026		8,294	8,547
			138,452,653
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $233,915,974)			$219,831,129
FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Republic of Argentina 3.500%, (3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		596,000	168,242
Republic of Argentina, GDP-Linked Note 7.647%, 12/15/2035 (D)*	ARS	19,532,033	1,308
			169,550
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	981,316
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	642,955
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	398,994
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama (continued)
Republic of Panama (continued)
9.375%, 04/01/2029		$130,000	$159,097
			558,091
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (E)		323,000	318,174
5.103%, 04/23/2048 (E)		375,000	380,625
			698,799
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (E)		601,000	599,359
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	118,819
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,379,654)			$3,768,889
CORPORATE BONDS – 41.9%
Communication services – 3.6%
AT&T, Inc.
3.500%, 06/01/2041		$484,000	381,968
3.650%, 06/01/2051		533,000	403,712
4.350%, 06/15/2045		285,000	244,209
7.625%, 04/15/2031		451,000	517,261
C&W Senior Financing DAC 6.875%, 09/15/2027 (E)		251,000	224,538
CCO Holdings LLC 4.500%, 06/01/2033 (E)		210,000	169,061
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	321,985
3.900%, 06/01/2052		236,000	156,002
4.200%, 03/15/2028		581,000	549,888
4.800%, 03/01/2050		557,000	424,542
5.750%, 04/01/2048		764,000	659,322
6.484%, 10/23/2045		625,000	592,122
Comcast Corp.
3.969%, 11/01/2047		633,000	532,115
3.999%, 11/01/2049		761,000	638,874
Connect Finco SARL 6.750%, 10/01/2026 (E)		315,000	296,100
Deutsche Telekom International Finance BV 8.750%, 06/15/2030		758,000	926,419
Fox Corp. 3.500%, 04/08/2030 (F)		400,000	365,662
GCI LLC 4.750%, 10/15/2028 (E)		249,000	214,820
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (E)		400,000	318,500
Level 3 Financing, Inc. 3.400%, 03/01/2027 (E)		258,000	204,063
Lumen Technologies, Inc. 7.600%, 09/15/2039		1,000,000	380,000
Match Group Holdings II LLC
3.625%, 10/01/2031 (E)		81,000	65,916
4.125%, 08/01/2030 (E)		234,000	201,474
Millicom International Cellular SA 6.250%, 03/25/2029 (E)		214,200	197,842
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (E)		140,000	136,735
Netflix, Inc.
4.375%, 11/15/2026		700,000	692,125
4.875%, 04/15/2028		562,000	559,190
4.875%, 06/15/2030 (E)		277,000	275,766

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc. (continued)
5.375%, 11/15/2029 (E)	$120,000	$121,912
5.875%, 11/15/2028	487,000	511,764
News Corp.
3.875%, 05/15/2029 (E)	209,000	185,749
5.125%, 02/15/2032 (E)	107,000	100,319
Paramount Global 4.375%, 03/15/2043	642,000	456,210
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (E)	213,000	182,954
5.000%, 08/01/2027 (E)	373,000	349,206
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	429,812
Stagwell Global LLC 5.625%, 08/15/2029 (E)	174,000	152,587
Take-Two Interactive Software, Inc. 3.550%, 04/14/2025	134,000	130,520
Telesat Canada 5.625%, 12/06/2026 (E)	112,000	57,789
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	300,000	341,612
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	388,820
T-Mobile USA, Inc.
2.875%, 02/15/2031	59,000	50,896
3.375%, 04/15/2029	372,000	339,148
3.875%, 04/15/2030	985,000	924,239
4.500%, 04/15/2050	300,000	261,268
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (E)	278,000	136,303
7.500%, 11/12/2025 (E)	480,000	287,280
Univision Communications, Inc. 4.500%, 05/01/2029 (E)	111,000	93,240
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,216,120
4.522%, 09/15/2048	978,000	879,274
4.672%, 03/15/2055	397,000	359,445
5.012%, 08/21/2054	335,000	320,237
Vodafone Group PLC
5.625%, 02/10/2053	173,000	170,845
7.000%, (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%), 04/04/2079	277,000	275,745
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042 (E)	143,000	119,610
5.141%, 03/15/2052 (E)	359,000	290,874
WMG Acquisition Corp. 3.875%, 07/15/2030 (E)	287,000	251,995
		20,035,984
Consumer discretionary – 4.1%
Affinity Interactive 6.875%, 12/15/2027 (E)	159,000	141,831
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (E)	50,000	44,750
4.750%, 03/01/2030	175,000	156,625
AutoNation, Inc. 4.750%, 06/01/2030	793,000	745,404
AutoZone, Inc. 3.125%, 04/21/2026	535,000	511,656
Booking Holdings, Inc. 4.625%, 04/13/2030	406,000	405,742
Brinker International, Inc. 3.875%, 05/15/2023	740,000	738,539
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (E)	$154,000	$117,810
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (E)	92,000	93,610
CCM Merger, Inc. 6.375%, 05/01/2026 (E)	139,000	135,714
Century Communities, Inc. 3.875%, 08/15/2029 (E)	189,000	162,068
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	405,000	361,794
Dealer Tire LLC 8.000%, 02/01/2028 (E)	122,000	109,495
eBay, Inc. 2.700%, 03/11/2030	439,000	384,708
Expedia Group, Inc.
2.950%, 03/15/2031	190,000	158,544
4.625%, 08/01/2027	409,000	400,845
5.000%, 02/15/2026	1,092,000	1,087,019
Ford Motor Company 3.250%, 02/12/2032	177,000	139,114
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	191,189
4.125%, 08/17/2027	346,000	317,019
4.134%, 08/04/2025	917,000	872,311
5.113%, 05/03/2029	532,000	499,442
Full House Resorts, Inc. 8.250%, 02/15/2028 (E)	134,000	121,940
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (E)	86,000	83,613
General Motors Company 5.400%, 10/15/2029 to 04/01/2048	531,000	506,022
General Motors Financial Company, Inc.
2.400%, 10/15/2028	805,000	688,609
3.600%, 06/21/2030	925,000	810,438
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (E)	140,000	123,242
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (E)	187,000	159,700
5.000%, 06/01/2029 (E)	238,000	211,388
Hyatt Hotels Corp. 6.000%, 04/23/2030	176,000	178,749
Hyundai Capital America
1.800%, 10/15/2025 (E)	201,000	184,385
2.375%, 10/15/2027 (E)	201,000	177,698
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (E)	104,000	90,862
KB Home
4.000%, 06/15/2031	215,000	186,244
7.250%, 07/15/2030	56,000	56,797
Lithia Motors, Inc.
3.875%, 06/01/2029 (E)	101,000	87,365
4.375%, 01/15/2031 (E)	101,000	86,986
4.625%, 12/15/2027 (E)	50,000	46,512
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (E)	152,000	138,874
6.125%, 03/15/2032 (E)	127,000	111,797
Marriott International, Inc.
2.850%, 04/15/2031	500,000	425,902
3.125%, 06/15/2026	1,000,000	944,624
4.625%, 06/15/2030	308,000	299,026
McDonald's Corp.
3.600%, 07/01/2030	500,000	474,220
4.200%, 04/01/2050	500,000	440,956

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MDC Holdings, Inc. 2.500%, 01/15/2031	$155,000	$120,539
MGM Resorts International 4.750%, 10/15/2028	400,000	372,381
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (E)	243,000	211,248
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (E)	209,000	191,235
NCL Corp., Ltd. 3.625%, 12/15/2024 (E)	700,000	651,000
New Red Finance, Inc. 4.000%, 10/15/2030 (E)	553,000	474,198
NIKE, Inc.
2.750%, 03/27/2027	500,000	474,250
2.850%, 03/27/2030	500,000	459,555
Nissan Motor Acceptance Company LLC
1.125%, 09/16/2024 (E)	205,000	191,624
1.850%, 09/16/2026 (E)	178,000	154,055
2.000%, 03/09/2026 (E)	176,000	155,978
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (E)	300,000	231,605
Service Corp. International 4.000%, 05/15/2031	259,000	227,454
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	469,356
2.700%, 04/15/2030	500,000	451,404
The Michaels Companies, Inc.
5.250%, 05/01/2028 (E)	304,000	253,367
7.875%, 05/01/2029 (E)	281,000	196,700
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	387,170
4.500%, 04/15/2050	400,000	377,739
Toll Brothers Finance Corp. 4.875%, 03/15/2027	500,000	484,939
Travel + Leisure Company
4.625%, 03/01/2030 (E)	101,000	86,436
6.000%, 04/01/2027	700,000	694,435
6.600%, 10/01/2025	147,000	147,732
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (E)	133,000	122,524
Yum! Brands, Inc.
3.625%, 03/15/2031	186,000	163,308
4.750%, 01/15/2030 (E)	131,000	125,156
5.350%, 11/01/2043	600,000	506,862
6.875%, 11/15/2037	292,000	308,500
		23,101,928
Consumer staples – 1.8%
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	151,000	147,574
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	666,066
4.600%, 04/15/2048	269,000	253,808
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	474,009
Coruripe Netherlands BV 10.000%, 02/10/2027 (E)	260,000	182,000
Dollar Tree, Inc. 4.200%, 05/15/2028	420,000	409,025
Edgewell Personal Care Company
4.125%, 04/01/2029 (E)	104,000	91,087
5.500%, 06/01/2028 (E)	183,000	175,316
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	888,336
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
General Mills, Inc. 2.875%, 04/15/2030	$400,000	$358,165
JBS USA LUX SA
3.625%, 01/15/2032 (E)	271,000	224,651
3.750%, 12/01/2031 (E)	86,000	71,020
5.125%, 02/01/2028 (E)	155,000	149,688
5.750%, 04/01/2033 (E)	424,000	404,920
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	511,019
Kraft Heinz Foods Company
4.375%, 06/01/2046	638,000	555,824
4.875%, 10/01/2049	164,000	152,381
5.000%, 06/04/2042	175,000	167,819
MARB BondCo PLC 3.950%, 01/29/2031 (E)	308,000	234,191
NBM US Holdings, Inc. 6.625%, 08/06/2029 (E)	274,000	253,664
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (E)	270,000	160,110
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	457,279
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	997,457
Sysco Corp.
5.950%, 04/01/2030	355,000	376,435
6.600%, 04/01/2050	1,000,000	1,140,775
Target Corp. 2.250%, 04/15/2025	500,000	480,377
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	358,317
		10,341,313
Energy – 4.6%
Aker BP ASA
3.000%, 01/15/2025 (E)	222,000	213,838
3.100%, 07/15/2031 (E)	278,000	235,129
3.750%, 01/15/2030 (E)	231,000	208,406
4.000%, 01/15/2031 (E)	523,000	474,906
Altera Infrastructure LP 8.500%, 07/15/2023 (E)(G)	227,000	5,675
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (F)	400,000	272,924
5.550%, 03/15/2026	800,000	778,000
Antero Midstream Partners LP 5.375%, 06/15/2029 (E)	233,000	219,286
Antero Resources Corp. 5.375%, 03/01/2030 (E)	90,000	83,723
Apache Corp. 5.100%, 09/01/2040	325,000	275,438
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (E)	296,000	261,220
Buckeye Partners LP 3.950%, 12/01/2026	500,000	452,405
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,110,290
Cheniere Energy Partners LP
4.000%, 03/01/2031	436,000	388,014
4.500%, 10/01/2029	461,000	428,274
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (E)	545,000	564,532
CNX Resources Corp. 7.375%, 01/15/2031 (E)	55,000	54,175
ConocoPhillips Company 5.950%, 03/15/2046	30,000	33,051
Continental Resources, Inc. 4.900%, 06/01/2044	595,000	460,675

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
CSI Compressco LP
7.500%, 04/01/2025 (E)	$386,000	$367,665
10.000%, (10.000% Cash or 7.250% Cash and 3.500% PIK), 04/01/2026 (E)	239,806	208,631
DCP Midstream Operating LP 5.850%, (5.850% to 5-21-23, then 3 month LIBOR + 3.850%), 05/21/2043 (E)	201,000	196,333
Devon Energy Corp.
5.000%, 06/15/2045	600,000	533,133
7.875%, 09/30/2031	874,000	998,545
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	222,855
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	697,586
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month LIBOR + 3.418%), 07/15/2077	347,000	305,695
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	403,000	358,546
6.250%, (6.250% to 3-1-28, then 3 month LIBOR + 3.641%), 03/01/2078	279,000	253,722
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (E)	99,000	88,718
5.875%, 03/30/2031 (E)	172,000	150,470
Energy Transfer LP
4.200%, 04/15/2027	228,000	218,454
5.150%, 03/15/2045	340,000	295,994
5.250%, 04/15/2029	818,000	814,844
5.400%, 10/01/2047	371,000	329,791
5.500%, 06/01/2027	347,000	350,722
5.950%, 10/01/2043	300,000	287,058
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (H)	583,000	513,040
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month LIBOR + 3.033%), 08/16/2077	578,000	488,769
6.875%, 03/01/2033	471,000	537,523
EQM Midstream Partners LP 7.500%, 06/01/2027 to 06/01/2030 (E)	61,000	60,468
EQT Corp. 5.678%, 10/01/2025	73,000	72,781
Hess Corp.
5.600%, 02/15/2041	400,000	385,578
5.800%, 04/01/2047	500,000	489,778
Hess Midstream Operations LP
4.250%, 02/15/2030 (E)	78,000	69,662
5.500%, 10/15/2030 (E)	31,000	28,826
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	195,000	221,913
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (E)	426,000	408,625
6.750%, 06/30/2030 (E)	85,000	79,402
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	827,259
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (E)	266,313	209,322
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (E)	323,000	317,335
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 03/15/2028	$265,000	$253,549
4.125%, 03/01/2027	103,000	99,843
4.250%, 12/01/2027	225,000	217,871
4.950%, 09/01/2032	179,000	175,056
5.000%, 03/01/2033	185,000	181,036
Occidental Petroleum Corp.
6.450%, 09/15/2036	184,000	193,463
6.600%, 03/15/2046	151,000	158,759
ONEOK Partners LP 6.650%, 10/01/2036	835,000	867,208
ONEOK, Inc. 6.100%, 11/15/2032	500,000	517,623
Ovintiv, Inc. 7.200%, 11/01/2031	55,000	58,507
Parkland Corp.
4.500%, 10/01/2029 (E)	176,000	156,383
4.625%, 05/01/2030 (E)	172,000	152,908
Petroleos Mexicanos 8.750%, 06/02/2029	150,000	139,531
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	600,970
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	195,000	187,337
4.500%, 05/15/2030	415,000	400,319
5.000%, 03/15/2027	186,000	185,332
5.875%, 06/30/2026	234,000	238,799
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (E)	550,000	533,242
Southwestern Energy Company 4.750%, 02/01/2032	129,000	113,906
Sunoco LP 4.500%, 05/15/2029 to 04/30/2030	348,000	316,012
Targa Resources Corp. 4.950%, 04/15/2052	408,000	338,497
Targa Resources Partners LP 4.000%, 01/15/2032	336,000	292,837
The Williams Companies, Inc.
3.750%, 06/15/2027	306,000	293,602
4.650%, 08/15/2032	251,000	241,928
Valero Energy Corp. 2.850%, 04/15/2025	400,000	382,559
Var Energi ASA 8.000%, 11/15/2032 (E)	256,000	272,458
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (E)	95,000	85,690
4.125%, 08/15/2031 (E)	158,000	138,816
Western Midstream Operating LP
4.300%, 02/01/2030	285,000	259,917
6.150%, 04/01/2033	71,000	71,963
		26,034,925
Financials – 10.7%
Ally Financial, Inc. 7.100%, 11/15/2027	202,000	205,179
Ambac Assurance Corp. 5.100%, 04/27/2023 (E)(H)	131	193
American International Group, Inc.
3.900%, 04/01/2026	415,000	403,688
6.250%, (6.250% to 3-15-37, then 3 month LIBOR + 2.056%), 03/15/2037	100,000	85,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	466,700

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp.
2.150%, 07/15/2026	$377,000	$323,245
2.875%, 06/15/2028	309,000	254,094
3.250%, 07/15/2025	169,000	154,377
3.875%, 01/15/2026	787,000	725,478
4.200%, 06/10/2024	102,000	98,570
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	171,211
Banco Santander SA 4.379%, 04/12/2028	348,000	328,666
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	472,000	406,492
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	558,000	472,549
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	881,000	735,216
2.884%, (2.884% to 10-22-29, then 3 month LIBOR + 1.190%), 10/22/2030	500,000	434,916
3.248%, 10/21/2027	375,000	353,368
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	1,087,000	1,009,946
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	414,000	352,930
4.083%, (4.083% to 3-20-50, then 3 month LIBOR + 3.150%), 03/20/2051	500,000	409,984
6.300%, (6.300% to 3-10-26, then 3 month LIBOR + 4.553%), 03/10/2026 (H)	667,000	666,166
Barclays PLC 4.375%, (4.375% to 3-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (H)	391,000	267,293
BlackRock, Inc. 1.900%, 01/28/2031	500,000	415,162
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (E)	300,000	314,274
Blackstone Private Credit Fund
2.350%, 11/22/2024	351,000	326,295
2.700%, 01/15/2025	277,000	255,051
3.250%, 03/15/2027	79,000	67,075
4.000%, 01/15/2029	389,000	324,199
7.050%, 09/29/2025 (E)	300,000	295,817
Block, Inc. 3.500%, 06/01/2031	126,000	103,478
BPCE SA 4.500%, 03/15/2025 (E)	356,000	343,079
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,017,867
3.750%, 07/28/2026	500,000	454,609
Citigroup, Inc.
3.500%, 05/15/2023	1,060,000	1,056,508
4.412%, (4.412% to 3-31-30, then SOFR + 3.914%), 03/31/2031	1,000,000	949,671
4.600%, 03/09/2026	595,000	582,608
4.700%, (4.700% to 1-30-25, then SOFR + 3.234%), 01/30/2025 (H)	427,000	373,625
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (H)	415,000	397,363
Citizens Financial Group, Inc. 3.250%, 04/30/2030	573,000	474,773
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. 2.050%, 08/15/2030	$105,000	$85,676
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	618,172
Credit Agricole SA
2.811%, 01/11/2041 (E)	279,000	186,217
3.250%, 01/14/2030 (E)	589,000	494,146
4.375%, 03/17/2025 (E)	600,000	578,519
7.875%, (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%), 01/23/2024 (E)(H)	215,000	210,059
Danske Bank A/S 6.466%, (6.466% to 1-9-25, then 1 Year CMT + 2.100%), 01/09/2026 (E)	318,000	318,294
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	327,000	277,111
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	430,000	311,109
Discover Financial Services 4.100%, 02/09/2027	167,000	157,953
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (E)	313,000	299,391
Fairfax Financial Holdings, Ltd. 5.625%, 08/16/2032 (E)	800,000	786,279
Fifth Third Bancorp 5.100%, (5.100% to 6-30-23, then 3 month LIBOR + 3.033%), 06/30/2023 (H)	287,000	248,546
Fiserv, Inc.
2.250%, 06/01/2027	400,000	362,017
3.850%, 06/01/2025	614,000	601,299
Freedom Mortgage Corp. 8.125%, 11/15/2024 (E)	167,000	160,738
Global Atlantic Fin Company 3.125%, 06/15/2031 (E)	1,000,000	787,724
ING Groep NV 6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (H)	135,000	121,650
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (E)	201,000	146,211
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	481,000	411,191
2.956%, (2.956% to 5-13-30, then SOFR + 2.515%), 05/13/2031	459,000	396,765
3.375%, 05/01/2023	1,250,000	1,247,499
4.125%, 12/15/2026	600,000	585,799
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (H)	373,000	346,890
5.717%, (5.717% to 9-14-32, then SOFR + 2.580%), 09/14/2033	1,000,000	1,024,359
6.750%, (6.750% to 2-1-24, then 3 month LIBOR + 3.780%), 02/01/2024 (H)	475,000	476,653
KKR Group Finance Company XII LLC 4.850%, 05/17/2032 (E)	500,000	481,504
Lazard Group LLC 4.375%, 03/11/2029	323,000	307,838
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	648,938
4.750%, 03/15/2026	825,000	817,523

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (E)	$500,000	$348,374
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (E)	263,000	210,905
4.250%, 06/15/2023 (E)	1,000,000	994,444
Lloyds Banking Group PLC 7.500%, (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%), 06/27/2024 (H)	345,000	326,097
Loews Corp.
2.625%, 05/15/2023	630,000	625,747
3.750%, 04/01/2026	825,000	803,910
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (H)	186,000	139,426
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (E)	204,000	176,033
4.875%, 06/10/2025 (E)	262,000	257,842
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,134,336
MetLife, Inc.
3.000%, 03/01/2025	300,000	290,186
6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	347,000	335,771
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	203,000	162,879
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	1,511,000	1,147,905
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	914,468
3.875%, 01/27/2026	264,000	257,626
4.100%, 05/22/2023	900,000	898,096
5.948%, (5.948% to 1-19-33, then 5 Year CMT + 2.430%), 01/19/2038	1,000,000	994,417
MSCI, Inc.
3.250%, 08/15/2033 (E)	188,000	153,962
3.625%, 11/01/2031 (E)	206,000	176,388
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (E)	85,000	65,316
5.500%, 08/15/2028 (E)	191,000	163,783
6.000%, 01/15/2027 (E)	99,000	89,843
Nationwide Mutual Insurance Company 7.156%, (3 month LIBOR + 2.290%), 12/15/2024 (B)(E)	1,130,000	1,125,386
NatWest Group PLC
3.875%, 09/12/2023	500,000	494,145
6.000%, (6.000% to 12-29-25, then 5 Year CMT + 5.625%), 12/29/2025 (H)	431,000	393,115
NatWest Markets PLC 1.600%, 09/29/2026 (E)	494,000	431,159
Nippon Life Insurance Company 2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (E)	397,000	314,882
OneMain Finance Corp. 6.875%, 03/15/2025	91,000	88,179
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	342,509
2.850%, 10/01/2029	1,180,000	1,063,160
Popular, Inc. 7.250%, 03/13/2028	260,000	257,132
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	$203,000	$178,861
Radian Group, Inc. 4.500%, 10/01/2024	160,000	154,400
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	453,917
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	340,000	293,959
3.244%, 10/05/2026	791,000	716,504
3.450%, 06/02/2025	638,000	597,253
4.400%, 07/13/2027	203,000	190,051
SBL Holdings, Inc. 5.000%, 02/18/2031 (E)	360,000	298,289
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (E)(H)	355,000	255,577
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (E)	569,000	570,771
State Street Corp. 2.901%, (2.901% to 3-30-25, then SOFR + 2.600%), 03/30/2026	1,000,000	955,326
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,280,684
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (E)	425,000	358,329
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	1,054,000	877,971
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	407,000	336,285
3.500%, 04/01/2025	500,000	485,502
6.750%, 10/01/2037	800,000	865,039
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	540,616
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (H)	497,000	394,131
4.758%, (4.758% to 1-26-26, then SOFR + 1.085%), 01/26/2027	500,000	493,818
4.850%, (4.850% to 6-1-23, then 3 month LIBOR + 3.040%), 06/01/2023 (H)	243,000	231,465
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%) , 03/15/2030 (H)	262,000	243,660
8.492%, (3 month LIBOR + 3.678%), 05/01/2023 (B)(H)	373,000	368,015
Visa, Inc. 2.050%, 04/15/2030	400,000	348,697
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	591,807
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	870,000	783,399
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	664,000	577,028

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	$829,000	$718,536
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (H)	878,000	862,635
		59,772,731
Health care – 2.4%
Abbott Laboratories 3.750%, 11/30/2026	680,000	675,100
AbbVie, Inc. 3.200%, 11/21/2029	1,706,000	1,583,201
AdaptHealth LLC 5.125%, 03/01/2030 (E)	168,000	142,519
AmerisourceBergen Corp. 2.800%, 05/15/2030	309,000	271,150
Amgen, Inc. 5.250%, 03/02/2030	109,000	111,483
Baxter International, Inc. 3.500%, 08/15/2046	500,000	348,371
Biogen, Inc.
2.250%, 05/01/2030	400,000	336,776
3.150%, 05/01/2050	500,000	347,972
Centene Corp.
2.450%, 07/15/2028	88,000	76,560
3.000%, 10/15/2030	286,000	240,835
3.375%, 02/15/2030	183,000	159,657
CVS Health Corp.
3.750%, 04/01/2030	115,000	107,582
3.875%, 07/20/2025	81,000	79,548
5.050%, 03/25/2048	328,000	306,846
CVS Pass-Through Trust 8.353%, 07/10/2031 (E)	780,540	856,598
DaVita, Inc.
3.750%, 02/15/2031 (E)	378,000	298,148
4.625%, 06/01/2030 (E)	367,000	313,268
Elevance Health, Inc. 6.100%, 10/15/2052	167,000	186,318
Encompass Health Corp.
4.500%, 02/01/2028	100,000	93,209
4.625%, 04/01/2031	93,000	81,240
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (E)	520,000	391,027
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	491,000	491,019
5.375%, 02/01/2025	800,000	800,335
Humana, Inc. 3.125%, 08/15/2029	500,000	452,711
Organon & Company 5.125%, 04/30/2031 (E)	314,000	278,720
Pfizer, Inc. 2.625%, 04/01/2030	500,000	451,369
Royalty Pharma PLC 1.750%, 09/02/2027	186,000	161,188
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	475,690
Stanford Health Care 3.310%, 08/15/2030	225,000	204,438
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	49,000	44,493
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	589,357
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Universal Health Services, Inc.
1.650%, 09/01/2026	$335,000	$294,742
2.650%, 10/15/2030	358,000	287,040
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	761,949
5.250%, 06/15/2046	250,000	198,296
Varex Imaging Corp. 7.875%, 10/15/2027 (E)	149,000	145,940
Viatris, Inc.
2.300%, 06/22/2027	120,000	105,164
2.700%, 06/22/2030	270,000	219,448
4.000%, 06/22/2050	308,000	202,518
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	475,699
		13,647,524
Industrials – 5.5%
3M Company 3.050%, 04/15/2030 (F)	500,000	457,231
AerCap Ireland Capital DAC
1.750%, 01/30/2026	350,000	313,395
2.450%, 10/29/2026	1,130,000	1,014,415
3.000%, 10/29/2028	359,000	313,415
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (E)	159,810	150,223
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (E)	145,476	135,408
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (E)	76,000	80,832
Air Lease Corp.
2.100%, 09/01/2028	208,000	173,302
2.875%, 01/15/2026	225,000	209,741
3.000%, 09/15/2023	400,000	394,743
3.125%, 12/01/2030	400,000	339,355
3.625%, 12/01/2027	225,000	207,681
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (E)	136,742	138,789
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	755,339	648,715
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	169,665	167,758
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	290,746	258,118
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	41,842	36,188
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	139,160	118,991
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	177,500	161,178
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	151,290	127,968
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	294,724	241,885

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	$301,423	$261,219
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	105,758	94,703
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	194,638	159,613
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	191,000	166,170
American Airlines Group, Inc. 3.750%, 03/01/2025 (E)(F)	500,000	458,775
APX Group, Inc. 5.750%, 07/15/2029 (E)	266,000	238,070
Ashtead Capital, Inc. 2.450%, 08/12/2031 (E)	690,000	543,564
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (E)	188,000	165,886
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (E)	275,000	227,018
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (E)	118,330	116,272
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (E)	59,859	52,126
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (E)	120,902	111,753
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (E)	85,164	84,323
Builders FirstSource, Inc.
4.250%, 02/01/2032 (E)	286,000	249,217
5.000%, 03/01/2030 (E)	46,000	42,596
6.375%, 06/15/2032 (E)	165,000	165,589
Carrier Global Corp. 2.700%, 02/15/2031	500,000	430,060
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	564,479
CoStar Group, Inc. 2.800%, 07/15/2030 (E)	386,000	323,427
CSX Corp. 3.800%, 04/15/2050	1,000,000	810,015
DAE Funding LLC 2.625%, 03/20/2025 (E)	330,000	309,909
Delta Air Lines, Inc.
2.900%, 10/28/2024	525,000	502,286
3.800%, 04/19/2023	65,000	64,838
4.375%, 04/19/2028	298,000	276,872
4.500%, 10/20/2025 (E)	94,416	92,829
4.750%, 10/20/2028 (E)	349,051	336,664
Equifax, Inc. 3.100%, 05/15/2030	800,000	695,538
Flowserve Corp. 3.500%, 10/01/2030	176,000	152,204
Fortive Corp. 3.150%, 06/15/2026	700,000	666,944
GATX Corp. 3.850%, 03/30/2027	800,000	762,539
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (E)	247,000	203,775
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Graphic Packaging International LLC 3.500%, 03/01/2029 (E)	$267,000	$230,664
Hillenbrand, Inc. 3.750%, 03/01/2031	103,000	86,005
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	450,000	439,713
4.200%, 05/01/2030	1,232,000	1,153,064
IDEX Corp. 3.000%, 05/01/2030	1,000,000	881,031
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	684,021
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (E)	132,000	123,750
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	269,288	227,459
Kansas City Southern 2.875%, 11/15/2029	500,000	448,229
Lennox International, Inc. 3.000%, 11/15/2023	800,000	788,356
Masco Corp. 2.000%, 10/01/2030	412,000	329,108
MasTec, Inc. 4.500%, 08/15/2028 (E)	191,000	176,541
Owens Corning
3.875%, 06/01/2030	45,000	41,654
3.950%, 08/15/2029	339,000	319,355
Penske Truck Leasing Company LP 5.875%, 11/15/2027 (E)	400,000	408,466
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (E)	62,000	55,568
6.250%, 01/15/2028 (E)	218,000	203,830
Regal Rexnord Corp.
6.050%, 02/15/2026 (E)	218,000	218,956
6.400%, 04/15/2033 (E)	187,000	187,116
Southwest Airlines Company 5.250%, 05/04/2025	800,000	799,351
The Boeing Company
3.200%, 03/01/2029	199,000	181,792
5.040%, 05/01/2027	583,000	587,228
5.150%, 05/01/2030	790,000	794,939
5.805%, 05/01/2050	400,000	402,667
TransDigm, Inc. 5.500%, 11/15/2027	190,000	179,153
TriNet Group, Inc. 3.500%, 03/01/2029 (E)	104,000	88,921
TTX Company 4.200%, 07/01/2046 (E)	700,000	610,247
Tutor Perini Corp. 6.875%, 05/01/2025 (E)	162,000	114,210
Uber Technologies, Inc.
4.500%, 08/15/2029 (E)	385,000	350,831
7.500%, 05/15/2025 to 09/15/2027 (E)	590,000	604,021
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	406,994	380,182
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	353,475	304,915
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	268,155	249,808
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	131,059	123,204

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	$265,868	$239,281
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	567,409	561,735
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	156,276	148,462
United Airlines, Inc.
4.375%, 04/15/2026 (E)	31,000	29,658
4.625%, 04/15/2029 (E)	70,000	63,315
United Rentals North America, Inc.
3.875%, 11/15/2027	227,000	212,869
4.875%, 01/15/2028	360,000	344,250
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	59,241	58,679
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	159,336	157,035
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	153,282	143,486
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	382,455
Wabtec Corp. 3.200%, 06/15/2025	500,000	477,316
		30,611,500
Information technology – 3.0%
Autodesk, Inc. 2.850%, 01/15/2030	99,000	87,434
Broadcom, Inc.
2.450%, 02/15/2031 (E)	1,000,000	818,719
3.137%, 11/15/2035 (E)	779,000	599,097
3.419%, 04/15/2033 (E)	499,000	417,518
3.469%, 04/15/2034 (E)	421,000	345,760
4.750%, 04/15/2029	1,178,000	1,163,024
4.926%, 05/15/2037 (E)	211,000	191,880
CDW LLC 3.250%, 02/15/2029	149,000	131,044
CGI, Inc. 1.450%, 09/14/2026	377,000	338,473
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (E)	144,000	119,419
Dell International LLC
4.900%, 10/01/2026	574,000	572,546
5.300%, 10/01/2029	978,000	985,376
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	831,189
Gartner, Inc. 4.500%, 07/01/2028 (E)	374,000	355,001
Infor, Inc. 1.750%, 07/15/2025 (E)	151,000	137,982
Jabil, Inc. 3.600%, 01/15/2030	180,000	162,527
KLA Corp. 4.100%, 03/15/2029	211,000	207,703
Marvell Technology, Inc. 2.450%, 04/15/2028	434,000	380,095
Micron Technology, Inc.
4.185%, 02/15/2027	920,000	890,253
4.663%, 02/15/2030	1,000,000	960,103
5.327%, 02/06/2029	1,676,000	1,686,041
6.750%, 11/01/2029	1,000,000	1,062,321
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc.
2.300%, 11/15/2030	$431,000	$350,275
2.750%, 05/24/2031	395,000	326,192
4.600%, 05/23/2029	150,000	145,915
NXP BV 3.875%, 06/18/2026	450,000	434,577
Oracle Corp.
2.950%, 04/01/2030	694,000	612,770
5.550%, 02/06/2053	1,000,000	952,041
Qorvo, Inc. 3.375%, 04/01/2031 (E)	247,000	204,333
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	458,654
Renesas Electronics Corp. 1.543%, 11/26/2024 (E)	257,000	239,940
Sabre GLBL, Inc. 7.375%, 09/01/2025 (E)	209,000	186,740
VeriSign, Inc. 2.700%, 06/15/2031	190,000	161,093
Western Digital Corp. 4.750%, 02/15/2026	382,000	366,512
		16,882,547
Materials – 1.4%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	471,236
Anglo American Capital PLC 4.750%, 04/10/2027 (E)	203,000	198,600
Braskem Idesa SAPI 6.990%, 02/20/2032 (E)	201,000	151,702
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (E)	240,000	180,236
Cemex SAB de CV
3.875%, 07/11/2031 (E)	297,000	247,435
5.200%, 09/17/2030 (E)	224,000	206,617
CF Industries, Inc. 4.950%, 06/01/2043	175,000	150,907
First Quantum Minerals, Ltd. 6.875%, 03/01/2026 to 10/15/2027 (E)	404,000	390,514
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	354,000	327,491
4.625%, 08/01/2030	297,000	280,531
5.450%, 03/15/2043	934,000	873,650
Glencore Funding LLC 2.625%, 09/23/2031 (E)	500,000	410,425
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (E)	66,000	60,948
Huntsman International LLC 4.500%, 05/01/2029	500,000	469,519
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (E)	80,000	80,200
Mauser Packaging Solutions Holding Company 7.875%, 08/15/2026 (E)	140,000	140,000
Methanex Corp. 5.650%, 12/01/2044	450,000	368,763
Newmont Corp. 2.800%, 10/01/2029	142,000	125,567
Novelis Corp. 4.750%, 01/30/2030 (E)	410,000	376,706
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (E)	130,000	130,148
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/2028 (E)	174,000	152,108

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (E)	$362,000	$325,076
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	160,441
Standard Industries, Inc.
3.375%, 01/15/2031 (E)	142,000	114,123
4.375%, 07/15/2030 (E)	149,000	129,630
5.000%, 02/15/2027 (E)	73,000	69,330
The Mosaic Company 4.250%, 11/15/2023	600,000	593,620
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (E)	112,000	68,835
Valvoline, Inc. 3.625%, 06/15/2031 (E)	302,000	256,265
Volcan Cia Minera SAA 4.375%, 02/11/2026 (E)	69,000	57,104
		7,567,727
Real estate – 2.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	190,482
American Tower Corp.
1.600%, 04/15/2026	216,000	195,339
3.550%, 07/15/2027	259,000	244,094
3.800%, 08/15/2029	531,000	493,482
5.000%, 02/15/2024	670,000	666,921
American Tower Trust I
3.652%, 03/23/2028 (E)	315,000	297,131
5.490%, 03/15/2028 (E)	359,000	362,358
Brixmor Operating Partnership LP 4.050%, 07/01/2030	500,000	451,398
Crown Castle, Inc.
3.300%, 07/01/2030	410,000	369,718
3.700%, 06/15/2026	500,000	482,029
3.800%, 02/15/2028	225,000	213,528
4.150%, 07/01/2050	400,000	319,665
CubeSmart LP 4.375%, 02/15/2029	600,000	572,069
EPR Properties 4.950%, 04/15/2028	350,000	292,238
Equinix, Inc. 2.900%, 11/18/2026	1,000,000	929,947
ERP Operating LP 3.375%, 06/01/2025	300,000	289,903
Extra Space Storage LP
2.350%, 03/15/2032	500,000	392,896
5.700%, 04/01/2028	95,000	95,644
GLP Capital LP
3.250%, 01/15/2032	521,000	422,719
4.000%, 01/15/2030	147,000	130,349
5.375%, 04/15/2026	279,000	270,755
Healthcare Realty Holdings LP
3.500%, 08/01/2026	500,000	465,112
3.750%, 07/01/2027	600,000	563,579
Host Hotels & Resorts LP
2.900%, 12/15/2031	500,000	390,183
3.375%, 12/15/2029	377,000	318,776
3.500%, 09/15/2030	220,000	185,819
4.500%, 02/01/2026	214,000	207,454
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (E)	66,000	56,676
Iron Mountain, Inc.
4.875%, 09/15/2029 (E)	136,000	122,225
5.250%, 07/15/2030 (E)	159,000	143,367
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Mid-America Apartments LP 3.950%, 03/15/2029	$700,000	$670,836
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	472,630
RHP Hotel Properties LP 4.500%, 02/15/2029 (E)	215,000	194,205
SBA Tower Trust
1.884%, 01/15/2026 (E)	500,000	451,713
2.836%, 01/15/2025 (E)	266,000	251,975
6.599%, 01/15/2028 (E)	515,000	543,528
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	1,000,656
Ventas Realty LP 4.750%, 11/15/2030	1,000,000	955,351
VICI Properties LP
3.875%, 02/15/2029 (E)	207,000	184,048
4.125%, 08/15/2030 (E)	160,000	141,326
4.625%, 12/01/2029 (E)	336,000	305,866
5.125%, 05/15/2032	77,000	72,545
Welltower OP LLC 2.700%, 02/15/2027	400,000	362,632
XHR LP 4.875%, 06/01/2029 (E)	107,000	90,745
		15,833,912
Utilities – 2.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (E)	203,000	174,580
Ameren Corp. 3.500%, 01/15/2031	1,000,000	909,736
AmeriGas Partners LP 5.500%, 05/20/2025	277,000	265,702
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,118,803
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (E)	207,020	194,081
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	623,911
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	500,000	460,631
3.950%, 04/01/2050	500,000	413,707
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	548,988
3.600%, 03/15/2027	500,000	480,849
DPL, Inc. 4.125%, 07/01/2025	203,000	193,944
Edison International 3.550%, 11/15/2024	700,000	679,937
Emera US Finance LP 3.550%, 06/15/2026	293,000	279,229
FirstEnergy Corp.
2.650%, 03/01/2030	254,000	215,915
3.400%, 03/01/2050	82,000	56,233
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	140,000	118,339
6.051%, 03/01/2025	85,000	86,471
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (E)	243,000	226,291
4.500%, 09/15/2027 (E)	201,000	191,895
NiSource, Inc.
3.600%, 05/01/2030	230,000	212,224
5.250%, 03/30/2028	66,000	67,138
NRG Energy, Inc.
2.450%, 12/02/2027 (E)	284,000	242,976

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc. (continued)
3.375%, 02/15/2029 (E)	$62,000	$51,318
3.625%, 02/15/2031 (E)	175,000	140,310
3.875%, 02/15/2032 (E)	371,000	296,800
4.450%, 06/15/2029 (E)	257,000	233,022
7.000%, 03/15/2033 (E)	288,000	298,345
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (E)(H)	226,000	215,968
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	974,436
Vistra Operations Company LLC
3.700%, 01/30/2027 (E)	624,000	575,927
4.300%, 07/15/2029 (E)	535,000	478,936
		11,026,642
TOTAL CORPORATE BONDS (Cost $253,117,034)		$234,856,733
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Financial Corp. 5.511%, (Greater of 3 month LIBOR + 0.645% or 4.000%), 12/15/2024 (B)(H)	425,000	329,906
USB Capital IX 5.812%, (Greater of 3 month LIBOR + 1.020% or 3.500%), 05/01/2023 (B)(H)	1,045,000	802,560
		1,132,466
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,390,894)		$1,132,466
MUNICIPAL BONDS – 0.7%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	877,794
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	180,722
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	323,000	286,553
4.131%, 06/15/2042	85,000	75,034
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	445,000	430,521
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	174,000	155,133
State of Connecticut, GO 2.677%, 07/01/2030	250,000	222,244
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	334,562
6.765%, 06/01/2040	1,010,000	1,122,850
TOTAL MUNICIPAL BONDS (Cost $4,150,482)		$3,685,413
TERM LOANS (I) – 0.0%
Industrials – 0.0%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 8.375%, 06/02/2028	251,462	213,833
Active Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (I) (continued)
Materials – 0.0%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B 04/03/2024 TBD (J)	$47,873	$47,412
TOTAL TERM LOANS (Cost $298,890)		$261,245
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Commercial and residential – 5.9%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (A)(E)	116,748	97,643
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(E)	256,212	205,505
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 0.961%, 05/15/2053 (E)	4,319,722	216,476
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(E)	199,008	161,030
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (A)(E)	116,000	82,346
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	400,000	365,987
Series 2021-BN34, Class XA IO, 0.976%, 06/15/2063	12,753,937	708,119
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	95,638
BBCMS Trust Series 2015-SRCH, Class D 4.957%, 08/10/2035 (A)(E)	194,000	165,154
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	258,410	245,997
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	240,462	231,238
Series 2019-B15, Class XA IO, 0.817%, 12/15/2072	9,845,443	380,057
BMO Mortgage Trust Series 2022-C2, Class A5 4.813%, 07/15/2054 (A)	500,000	492,320
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%), 6.597%, 05/15/2039 (B)(E)	260,000	252,290
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%), 7.146%, 05/15/2039 (B)(E)	100,000	96,807
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) 6.725%, 04/15/2037 (B)(E)	756,000	726,384
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(E)	134,676	118,087
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.179%, 01/10/2035 (E)	3,705,000	451

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%), 5.872%, 10/15/2037 (B)(E)	$233,764	$228,524
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 5.535%, 11/15/2038 (B)(E)	243,000	233,556
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 5.784%, 09/15/2036 (B)(E)	278,000	261,966
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 5.817%, 01/17/2039 (B)(E)	566,000	542,416
BX Trust
Series 2019-OC11, Class A, 3.202%, 12/09/2041 (E)	383,000	326,966
Series 2019-OC11, Class D, 3.944%, 12/09/2041 (A)(E)	300,000	247,562
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (E)	267,000	260,725
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 6.434%, 12/15/2037 (B)(E)	121,000	117,959
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 7.234%, 12/15/2037 (B)(E)	192,000	183,802
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	746,722
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 4.896%, 06/15/2050 (A)	500,000	423,360
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.708%, 07/20/2034 (A)	450,948	411,009
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	409,116	384,220
Series 2018-C5, Class XA IO, 0.669%, 06/10/2051	13,829,266	408,833
Series 2019-C7, Class XA IO, 0.866%, 12/15/2072	15,763,458	685,569
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (E)	162,000	158,710
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 6.784%, 11/15/2037 (B)(E)	491,495	474,218
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (A)(E)	223,644	178,059
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(E)	393,500	338,513
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO, 1.228%, 10/15/2045	787,377	8
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (A)	86,901	86,719
Series 2013-CR8, Class AM, 3.831%, 06/10/2046 (A)(E)	1,000,000	957,061
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-CR15, Class C, 4.672%, 02/10/2047 (A)	$800,000	$702,730
Series 2014-CR15, Class XA IO, 0.614%, 02/10/2047	4,543,346	15,139
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	956,404
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.434%, 05/10/2051	4,987,798	91,948
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.394%, 08/10/2030 (A)(E)	307,000	260,950
Series 2013-300P, Class E, 4.394%, 08/10/2030 (A)(E)	200,000	149,500
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (E)	89,000	84,247
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (E)	169,000	157,451
Series 2020-CX, Class A, 2.173%, 11/10/2046 (E)	500,000	389,254
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.056%, 03/10/2047	3,031,942	15,377
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 6.284%, 05/15/2036 (B)(E)	304,243	297,318
Series 2020-NET, Class A, 2.257%, 08/15/2037 (E)	103,596	93,099
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(E)	198,844	167,590
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(E)	178,190	144,952
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (A)(E)	133,296	104,873
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	363,739
Series 2019-C18, Class E, 2.500%, 12/15/2052 (E)	265,000	134,988
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 5.661%, 07/19/2044 (B)	276,353	237,334
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(E)	90,320	75,372
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(E)	208,580	167,640
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(E)	340,975	277,215
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.053%, 04/25/2048 (A)(E)	290,000	278,558

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust (continued)
Series 2016-K56, Class B, 3.950%, 06/25/2049 (A)(E)	$1,085,000	$1,043,272
Series 2017-K67, Class B, 3.946%, 09/25/2049 (A)(E)	485,000	459,060
Series 2018-K730, Class B, 3.796%, 02/25/2050 (A)(E)	300,000	290,342
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 6.969%, 08/25/2029 (B)(E)	122,515	115,313
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(E)	153,190	128,836
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(E)	152,566	124,876
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(E)	245,775	200,619
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (A)(E)	590,033	568,625
Series 2017-485L, Class C, 3.982%, 02/10/2037 (A)(E)	85,000	72,758
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (E)	136,000	126,035
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (A)(E)	109,211	94,037
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (E)	7,486,490	78,216
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	7,740,264	101,945
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (E)	7,901,032	98,384
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.300%) 5.984%, 12/15/2034 (B)(E)	1,000,000	969,781
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(E)	145,185	122,865
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (E)	107,000	103,398
Series 2017-APTS, Class CFX, 3.497%, 06/15/2034 (A)(E)	123,000	117,140
InTown Mortgage Trust Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) 7.316%, 08/15/2039 (B)(E)	434,000	430,464
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.174%, 05/15/2048 (A)(E)	260,000	251,956
Series 2013-IRV, Class XA IO, 1.106%, 05/15/2048 (E)	242,163	73
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.359%, 08/15/2046	3,711,913	37
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.287%, 01/10/2037 (E)	1,000,000	942,382
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (E)	$258,000	$234,434
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 6.034%, 05/15/2036 (B)(E)	187,000	182,385
Life Mortgage Trust
Series 2021-BMR, Class A (1 month CME Term SOFR + 0.814%), 5.641%, 03/15/2038 (B)(E)	340,108	329,972
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%), 6.341%, 03/15/2038 (B)(E)	275,232	260,037
Series 2021-BMR, Class E (1 month CME Term SOFR + 1.864%), 6.691%, 03/15/2038 (B)(E)	982,970	918,300
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.122%, 05/15/2039 (B)(E)	736,000	719,533
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.102%, 04/21/2034 (A)	55,382	51,488
Series 2004-8, Class 5A1, 4.078%, 08/25/2034 (A)	76,920	71,299
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	151,208	147,139
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 5.305%, 03/25/2030 (B)	11,978	10,762
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (E)	2,476,993	25
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(E)	122,578	107,529
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA IO 1.018%, 08/15/2047	8,547,940	59,286
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.636%, 11/15/2052	21,329,193	680,853
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (A)(E)	135,000	117,018
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (A)(E)	98,000	83,168
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (E)	151,760	136,939
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(E)	111,523	92,526
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(E)	231,394	182,684

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (E)	$90,000	$79,661
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(E)	299,755	256,096
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 5.161%, 05/20/2035 (B)	26,917	22,692
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (E)	352,000	259,600
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 5.828%, 01/15/2039 (B)(E)	791,000	760,388
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (A)(E)	33,471	33,388
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.858%, 10/25/2053 (A)(E)	123,000	119,088
Series 2015-2, Class 1M2, 3.531%, 11/25/2060 (A)(E)	129,498	126,406
Series 2015-6, Class M2, 3.750%, 04/25/2055 (A)(E)	1,000,000	943,152
Series 2017-2, Class A1, 2.750%, 04/25/2057 (A)(E)	5,439	5,378
Series 2018-1, Class A1, 3.000%, 01/25/2058 (A)(E)	42,372	41,064
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(E)	210,990	195,572
Series 2018-5, Class A1A, 3.250%, 07/25/2058 (A)(E)	22,811	21,930
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (A)(E)	143,781	139,805
Series 2019-1, Class A1, 3.750%, 03/25/2058 (A)(E)	172,226	163,384
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(E)	156,580	145,940
Series 2020-4, Class A1, 1.750%, 10/25/2060 (E)	235,595	210,005
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 0.365%, 05/10/2063 (E)	895,884	9
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (A)(E)	160,681	144,081
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (E)	81,149	73,822
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(E)	256,884	213,965
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(E)	147,843	118,310
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(E)	220,240	178,067
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (A)(E)	117,006	104,908
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	$178,285	$149,329
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	432,875
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class XA IO 1.151%, 12/15/2045 (E)	570,671	6
		33,228,396
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%), 6.610%, 12/25/2033 (B)(E)	1,000,000	946,287
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 6.660%, 09/25/2041 (B)(E)	1,000,000	900,049
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 5.560%, 01/25/2042 (B)(E)	346,415	339,511
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 6.960%, 02/25/2042 (B)(E)	342,000	332,202
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 7.460%, 04/25/2042 (B)(E)	205,000	203,466
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 6.760%, 05/25/2042 (B)(E)	232,079	233,133
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 7.910%, 05/25/2042 (B)(E)	304,000	306,081
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 9.060%, 06/25/2042 (B)(E)	335,000	347,557
Series 290, Class IO, 3.500%, 11/15/2032	682,596	69,308
Series 3387, Class SB IO, 1.736%, 11/15/2037	686,376	49,349
Series 3632, Class AP, 3.000%, 02/15/2040	376,524	359,194
Series K109, Class X1 IO, 1.582%, 04/25/2030	3,112,221	268,310
Series K121, Class X1 IO, 1.024%, 10/25/2030	12,742,864	747,642
Series T-41, Class 3A, 4.341%, 07/25/2032 (A)	38,987	37,671
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	4,162	4,282
Series 2002-W3, Class A5, 7.500%, 11/25/2041	42,251	45,791
Series 2011-41, Class KA, 4.000%, 01/25/2041	39,920	39,059
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	630,042	67,226
Series 2012-21, Class PA, 2.000%, 03/25/2041	567,568	535,408
Series 2012-38, Class PA, 2.000%, 09/25/2041	400,170	369,071

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 9.145%, 02/25/2025 (B)	$47,691	$49,178
Series 2016-M11, Class X1 IO, 0.427%, 07/25/2026	18,337,393	194,910
Series 2016-M12, Class X2 IO, 0.027%, 09/25/2026	28,244,130	14,972
Series 2019-M25, Class X IO, 0.128%, 11/25/2029	31,229,571	246,523
Series 2020-M1, Class X1 IO, 0.197%, 10/25/2029	24,112,761	204,876
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 6.845%, 01/25/2040 (B)(E)	134,564	133,703
Series 2021-31, Class IE IO, 0.831%, 03/25/2050	2,594,000	98,727
Series 2021-M8, Class X IO, 0.254%, 11/25/2035	10,268,284	227,531
Series 2021-R01, Class 1M2 (1 month SOFR + 1.550%), 6.110%, 10/25/2041 (B)(E)	1,000,000	971,300
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	649,284
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 6.660%, 03/25/2042 (B)(E)	285,652	285,119
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 6.560%, 03/25/2042 (B)(E)	122,501	122,576
Series 427, Class C20 IO, 2.000%, 02/25/2051	1,965,369	261,934
Series 427, Class C77 IO, 2.500%, 09/25/2051	932,522	137,547
Government National Mortgage Association
Series 2008-90, Class IO, 2.011%, 12/16/2050	2,033,444	261,849
Series 2010-147, Class SA IO, 1.409%, 05/20/2040	298,148	7,826
Series 2010-85, Class SB IO, 1.872%, 03/16/2040	622,976	33,193
Series 2012-114, Class IO, 0.613%, 01/16/2053	270,102	4,120
Series 2012-120, Class IO, 0.640%, 02/16/2053	3,594,777	57,287
Series 2012-70, Class IO, 0.094%, 08/16/2052	256,351	140
Series 2015-41, Class IO, 0.276%, 09/16/2056	2,097,177	25,294
Series 2015-86, Class IO, 0.417%, 05/16/2052	22,114,815	374,915
Series 2016-162, Class IO, 0.676%, 09/16/2058	6,797,288	213,109
Series 2016-174, Class IO, 0.892%, 11/16/2056	309,739	12,638
Series 2017-109, Class IO, 0.230%, 04/16/2057	619,785	11,767
Series 2017-124, Class IO, 0.620%, 01/16/2059	638,339	19,419
Series 2017-135, Class IO, 0.720%, 10/16/2058	996,673	40,878
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-140, Class IO, 0.486%, 02/16/2059	$389,855	$13,054
Series 2017-159, Class IO, 0.434%, 06/16/2059	9,583,088	306,735
Series 2017-169, Class IO, 0.588%, 01/16/2060	1,894,746	63,915
Series 2017-20, Class IO, 0.531%, 12/16/2058	1,408,659	36,228
Series 2017-22, Class IO, 0.758%, 12/16/2057	187,611	6,947
Series 2017-23, Class IO, 0.609%, 05/16/2059	5,928,819	201,838
Series 2017-41, Class IO, 0.595%, 07/16/2058	522,687	14,661
Series 2017-46, Class IO, 0.697%, 11/16/2057	643,480	24,147
Series 2017-50, Class IO, 0.639%, 01/16/2057	8,696,782	298,490
Series 2017-53, Class IO, 0.531%, 11/16/2056	8,949,063	293,700
Series 2017-61, Class IO, 0.746%, 05/16/2059	322,123	12,017
Series 2018-158, Class IO, 0.773%, 05/16/2061	1,613,323	80,805
Series 2018-35, Class IO, 0.529%, 03/16/2060	1,532,249	56,853
Series 2018-43, Class IO, 0.438%, 05/16/2060	1,317,404	44,085
Series 2018-69, Class IO, 0.611%, 04/16/2060	385,625	17,800
Series 2018-81, Class IO, 0.475%, 01/16/2060	281,489	11,242
Series 2018-85, Class IO, 0.548%, 07/16/2060	5,414,256	223,488
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,637,345	50,625
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,254,852	69,561
Series 2020-100, Class IO, 0.782%, 05/16/2062	1,462,939	86,889
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,197,250	191,690
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,498,016	216,442
Series 2020-118, Class IO, 0.881%, 06/16/2062	2,498,187	156,168
Series 2020-119, Class IO, 0.602%, 08/16/2062	1,409,073	71,466
Series 2020-120, Class IO, 0.760%, 05/16/2062	800,673	47,194
Series 2020-137, Class IO, 0.795%, 09/16/2062	3,674,160	210,281
Series 2020-143, Class IB IO, 0.870%, 03/16/2062	4,312,932	260,205
Series 2020-150, Class IO, 0.961%, 12/16/2062	2,242,437	160,905
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	16,975,597	449,405
Series 2020-170, Class IO, 0.833%, 11/16/2062	2,958,720	189,929
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,393,643	313,514

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-92, Class IO, 0.877%, 02/16/2062	$3,368,351	$223,569
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	22,096,021	298,285
Series 2021-3, Class IO, 0.867%, 09/16/2062	3,716,622	241,984
Series 2021-40, Class IO, 0.824%, 02/16/2063	921,035	59,298
Series 2022-106, Class IO, 0.691%, 02/16/2064	5,722,841	352,211
Series 2022-150, Class IO, 0.823%, 06/16/2064	308,125	20,917
Series 2022-17, Class IO, 0.802%, 06/16/2064	2,026,201	135,832
Series 2022-181, Class IO, 0.715%, 07/16/2064	947,955	70,895
Series 2022-21, Class IO, 0.783%, 10/16/2063	888,832	57,897
		16,502,379
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,047,236)		$49,730,775
ASSET BACKED SECURITIES – 6.7%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (E)	125,000	112,716
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 5.745%, 09/25/2034 (B)	357,097	351,474
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (E)	992,000	875,128
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (E)	153,000	139,168
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (E)	105,000	95,078
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/05/2049 (E)	400,950	391,805
Series 2023-1A, Class A2 7.824%, 03/05/2053 (E)	175,000	175,000
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (E)	140,888	126,374
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (E)	463,125	405,866
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (E)	420,000	398,187
Series 2020-1A, Class A 2.330%, 08/20/2026 (E)	333,000	312,644
Series 2020-2A, Class C 4.250%, 02/20/2027 (E)	430,000	401,715
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (E)	429,292	374,286
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (E)	$112,462	$107,103
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month LIBOR + 2.900%) 7.708%, 01/20/2031 (B)(E)	530,000	496,315
Cars Net Lease Mortgage Notes Series 2020-1A, Class A1 2.010%, 12/15/2050 (E)	489,375	420,297
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (E)	891,959	848,439
Series 2020-1A, Class A4 3.190%, 02/15/2050 (E)	991,042	935,688
Series 2020-1A, Class B1 4.170%, 02/15/2050 (E)	766,000	721,057
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 6.045%, 01/25/2035 (B)	156,736	144,965
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (E)	484,646	440,088
Series 2021-1A, Class A1 1.530%, 03/15/2061 (E)	457,694	403,940
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (E)	137,074	130,046
Citibank Credit Card Issuance Trust Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 5.569%, 05/14/2029 (B)	565,000	562,273
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (E)	531,656	468,420
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (E)	371,857	322,878
Series 2022-1A, Class A 2.720%, 01/18/2047 (E)	737,367	642,712
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,383	5,304
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.750%, 10/25/2036 (E)	1,973,232	1,875,178
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (E)	225,000	199,696
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (E)	189,050	176,043
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (E)	679,400	597,670
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (E)	987,500	838,293
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (E)	1,000,000	837,329
Series 2021-1A, Class C 3.475%, 04/15/2049 (E)	370,000	295,021
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (E)	451,250	425,760

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC (continued)
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (E)	$1,315,568	$1,129,134
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.981%, 10/20/2049 (E)	967,500	879,467
Series 2020-2A, Class A2 3.237%, 01/20/2051 (E)	291,060	248,709
Series 2021-1A, Class A2 2.791%, 10/20/2051 (E)	427,588	349,742
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 6.032%, 04/15/2033 (B)(E)	331,000	326,014
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (E)	587,099	537,335
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (E)	338,708	307,391
Series 2020-SFR2, Class D 1.968%, 10/19/2037 (E)	500,000	448,789
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (E)	255,041	224,713
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (E)	346,000	297,467
Series 2022-SFR3, Class A 4.250%, 07/17/2026 (E)	500,000	487,685
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (E)	667,830	652,545
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (E)	274,000	253,702
Series 2021-1A, Class A2 2.773%, 04/20/2029 (E)	335,000	309,355
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (E)	292,000	268,827
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (E)	83,929	83,141
Series 2018-AA, Class A 3.540%, 02/25/2032 (E)	66,638	64,648
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (E)	144,190	128,104
ITE Rail Fund Levered LP Series 2021-3A, Class A 2.210%, 06/28/2051 (E)	737,666	641,704
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (E)	116,620	106,019
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (E)	380,240	341,818
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (E)	23,700	22,972
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B 7.460%, 10/20/2052 (E)	400,000	386,206
Series 2023-1A, Class A2 6.560%, 04/20/2053 (E)	205,000	202,268
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (E)	109,917	107,046
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (E)	$70,397	$68,095
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (E)	158,310	146,415
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (E)	191,107	162,546
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (E)	617,010	524,028
Series 2022-1A, Class A2 3.695%, 01/30/2052 (E)	252,450	207,417
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (E)	607,000	523,414
Series 2021-1, Class B1 2.410%, 10/20/2061 (E)	184,000	156,764
NP SPE II LLC Series 2019-1A, Class B1 4.313%, 09/20/2049 (E)	500,000	459,158
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (E)	89,108	80,155
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (E)	77,617	77,096
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (E)	208,337	193,906
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (E)	216,000	187,861
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (E)	950,000	871,017
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	52,285	51,256
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (E)	393,720	369,964
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (E)	34,851	33,442
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (E)	218,205	205,014
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (E)	250,446	223,853
Series 2021-A, Class APT2 1.070%, 01/15/2053 (E)	184,226	158,583
Series 2021-E, Class A1A 1.680%, 02/15/2051 (E)	1,010,773	918,711
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (E)	407,202	374,833
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (E)	325,050	265,099
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (E)	285,650	245,517
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (E)	182,122	152,882

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (E)	$660,638	$574,470
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (E)	368,741	326,057
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (E)	764,750	644,641
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (E)	500,000	419,036
Trimaran Cavu, Ltd. Series 2019-1A, Class D (3 month LIBOR + 4.150%) 8.958%, 07/20/2032 (B)(E)	400,000	367,379
Trinity Rail Leasing LLC Series 2021-1A, Class A 2.260%, 07/19/2051 (E)	373,542	318,904
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (E)	522,113	457,408
Series 2021-1A, Class A 1.860%, 03/20/2046 (E)	364,370	312,922
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (E)	343,000	308,641
Series 2020-2A, Class A2 1.992%, 09/15/2045 (E)	312,000	264,039
Series 2021-1A, Class A2 2.165%, 10/15/2046 (E)	400,000	356,319
Verizon Master Trust Series 2022-2, Class A 1.530%, 07/20/2028	289,000	272,639
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (E)	349,659	299,396
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (E)	104,876	101,277
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (E)	442,860	403,789
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (E)	379,245	318,118
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (E)	134,896	107,751
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (E)	276,785	231,775
TOTAL ASSET BACKED SECURITIES (Cost $40,782,020)		$37,600,344
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (D)(K)	401	10,326
Utilities – 0.0%
Algonquin Power & Utilities Corp.	8,150	243,441
TOTAL COMMON STOCKS (Cost $417,826)		$253,767
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	108,351
Financials – 0.0%
Wells Fargo & Company, 7.500%	55	64,694
Active Bond Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities – 0.1%
NiSource, Inc., 7.750%	1,800	$188,028
TOTAL PREFERRED SECURITIES (Cost $441,919)		$361,073
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (D)(E)(K)	$420,000	819
TOTAL ESCROW CERTIFICATES (Cost $0)		$819
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 4.9438% (L)(M)	620,090	6,198,981
TOTAL SHORT-TERM INVESTMENTS (Cost $6,198,521)		$6,198,981
Total Investments (Active Bond Trust) (Cost $606,140,450) – 99.5%		$557,681,634
Other assets and liabilities, net – 0.5%		2,530,056
TOTAL NET ASSETS – 100.0%		$560,211,690
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Non-income producing security.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $119,327,598 or 21.3% of the fund's net assets as of 3-31-23.
(F)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $914,329.
(G)	Non-income producing - Issuer is in default.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(L)	The rate shown is the annualized seven-day yield as of 3-31-23.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $934,201.
Active Bond Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	33	Long	Jun 2023	$3,782,502	$3,792,422	$9,920
						$9,920

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	49,474,878	$1,122,584,971
TOTAL INVESTMENT COMPANIES (Cost $1,068,905,785)		$1,122,584,971
Total Investments (American Asset Allocation Trust) (Cost $1,068,905,785) - 100.0%		$1,122,584,971
Other assets and liabilities, net - 0.0%		45,766
TOTAL NET ASSETS - 100.0%		$1,122,630,737
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,680,206	$188,242,043
TOTAL INVESTMENT COMPANIES (Cost $168,795,469)		$188,242,043
Total Investments (American Global Growth Trust) (Cost $168,795,469) - 100.0%		$188,242,043
Other assets and liabilities, net - (0.0%)		(11,401)
TOTAL NET ASSETS - 100.0%		$188,230,642
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	9,355,559	$799,526,106
TOTAL INVESTMENT COMPANIES (Cost $756,208,028)		$799,526,106
Total Investments (American Growth Trust) (Cost $756,208,028) - 100.0%		$799,526,106
Other assets and liabilities, net - 0.0%		29,908
TOTAL NET ASSETS - 100.0%		$799,556,014
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	15,714,144	$835,363,874
TOTAL INVESTMENT COMPANIES (Cost $741,036,164)		$835,363,874
Total Investments (American Growth-Income Trust) (Cost $741,036,164) - 100.0%		$835,363,874
Other assets and liabilities, net - 0.0%		28,311
TOTAL NET ASSETS - 100.0%		$835,392,185
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	21,251,171	$357,869,726
TOTAL INVESTMENT COMPANIES (Cost $404,914,179)		$357,869,726
Total Investments (American International Trust) (Cost $404,914,179) - 100.0%		$357,869,726
Other assets and liabilities, net - (0.0%)		(22,432)
TOTAL NET ASSETS - 100.0%		$357,847,294
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%
Communication services – 12.9%
Entertainment – 1.9%
Netflix, Inc. (A)	50,666	$17,504,090
Sea, Ltd., ADR (A)	84,613	7,323,255
The Walt Disney Company (A)	47,912	4,797,429
		29,624,774
Interactive media and services – 9.9%
Alphabet, Inc., Class A (A)	152,649	15,834,281
Alphabet, Inc., Class C (A)	867,246	90,193,584
Meta Platforms, Inc., Class A (A)	197,835	41,929,150

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Tencent Holdings, Ltd.	145,200	$7,095,822
		155,052,837
Wireless telecommunication services – 1.1%
T-Mobile US, Inc. (A)	120,520	17,456,117
		202,133,728
Consumer discretionary – 14.1%
Automobiles – 2.5%
Tesla, Inc. (A)	187,737	38,947,918
Broadline retail – 6.7%
Amazon.com, Inc. (A)	1,014,136	104,750,107
Hotels, restaurants and leisure – 2.1%
Booking Holdings, Inc. (A)	5,252	13,930,457
Chipotle Mexican Grill, Inc. (A)	9,090	15,528,356
DoorDash, Inc., Class A (A)	59,937	3,809,596
Meituan, Class B (A)(B)	14,520	263,425
		33,531,834
Specialty retail – 1.3%
Ross Stores, Inc.	161,309	17,119,724
The TJX Companies, Inc.	41,872	3,281,090
		20,400,814
Textiles, apparel and luxury goods – 1.5%
Lululemon Athletica, Inc. (A)	26,047	9,486,057
NIKE, Inc., Class B	111,811	13,712,501
		23,198,558
		220,829,231
Consumer staples – 0.9%
Consumer staples distribution and retail – 0.9%
Dollar General Corp.	68,072	14,326,433
Financials – 11.8%
Capital markets – 2.4%
Morgan Stanley	107,600	9,447,280
MSCI, Inc.	5,487	3,071,019
S&P Global, Inc.	30,122	10,385,162
The Charles Schwab Corp.	167,990	8,799,316
The Goldman Sachs Group, Inc.	20,028	6,551,359
		38,254,136
Financial services – 7.5%
Adyen NV (A)(B)	3,938	6,274,919
Affirm Holdings, Inc. (A)(C)	72,173	813,390
Block, Inc. (A)	48,823	3,351,699
Fiserv, Inc. (A)	32,800	3,707,384
Mastercard, Inc., Class A	124,968	45,414,621
Visa, Inc., Class A	252,375	56,900,468
		116,462,481
Insurance – 1.9%
Chubb, Ltd.	87,357	16,962,982
Marsh & McLennan Companies, Inc.	73,315	12,210,613
		29,173,595
		183,890,212
Health care – 13.8%
Health care equipment and supplies – 2.7%
Align Technology, Inc. (A)	7,362	2,459,939
Intuitive Surgical, Inc. (A)	93,605	23,913,269
Stryker Corp.	46,400	13,245,808
Teleflex, Inc.	10,431	2,642,277
		42,261,293
Health care providers and services – 5.5%
Elevance Health, Inc.	18,642	8,571,778
Humana, Inc.	30,733	14,919,642
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	132,634	$62,681,502
		86,172,922
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	23,014	4,229,743
Life sciences tools and services – 2.2%
Danaher Corp.	73,024	18,404,969
Thermo Fisher Scientific, Inc.	28,847	16,626,545
		35,031,514
Pharmaceuticals – 3.1%
AstraZeneca PLC, ADR	83,568	5,800,455
Eli Lilly & Company	94,016	32,286,975
Zoetis, Inc.	62,433	10,391,349
		48,478,779
		216,174,251
Industrials – 1.5%
Aerospace and defense – 0.3%
TransDigm Group, Inc.	5,000	3,685,250
Commercial services and supplies – 0.2%
Cintas Corp.	6,555	3,032,867
Ground transportation – 0.4%
Old Dominion Freight Line, Inc.	19,500	6,646,380
Industrial conglomerates – 0.5%
General Electric Company	85,055	8,131,258
Professional services – 0.1%
TransUnion	24,044	1,494,094
		22,989,849
Information technology – 43.6%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	27,158	3,561,772
IT services – 1.3%
MongoDB, Inc. (A)	32,999	7,692,727
Shopify, Inc., Class A (A)	178,564	8,560,358
Snowflake, Inc., Class A (A)	21,632	3,337,601
		19,590,686
Semiconductors and semiconductor equipment – 9.8%
Advanced Micro Devices, Inc. (A)	191,244	18,743,824
ASML Holding NV, NYRS	36,037	24,530,746
Lam Research Corp.	5,658	2,999,419
Marvell Technology, Inc.	132,527	5,738,419
Monolithic Power Systems, Inc.	21,610	10,816,669
NVIDIA Corp.	261,690	72,689,631
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	64,983	6,044,719
Texas Instruments, Inc.	59,434	11,055,318
		152,618,745
Software – 21.2%
Atlassian Corp., Class A (A)	43,215	7,397,112
BILL Holdings, Inc. (A)	52,409	4,252,466
Confluent, Inc., Class A (A)	76,606	1,843,906
Crowdstrike Holdings, Inc., Class A (A)	19,073	2,617,960
Datadog, Inc., Class A (A)	33,828	2,457,942
Fortinet, Inc. (A)	25,598	1,701,243
Intuit, Inc.	58,255	25,971,827
Microsoft Corp.	741,312	213,720,252
Paycom Software, Inc. (A)	5,045	1,533,730
Roper Technologies, Inc.	27,331	12,044,498
ServiceNow, Inc. (A)	80,508	37,413,678

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	52,616	$20,322,930
		331,277,544
Technology hardware, storage and peripherals – 11.1%
Apple, Inc.	1,052,089	173,489,476
		680,538,223
Materials – 1.2%
Chemicals – 1.2%
Linde PLC	27,355	9,723,061
The Sherwin-Williams Company	36,756	8,261,646
		17,984,707
TOTAL COMMON STOCKS (Cost $1,228,585,879)		$1,558,866,634
CORPORATE BONDS - 0.1%
Consumer discretionary - 0.1%
Carvana Company 10.250%, 05/01/2030 (B)	$3,865,000	2,197,643
TOTAL CORPORATE BONDS (Cost $3,865,000)		$2,197,643
SHORT-TERM INVESTMENTS – 0.1%
Short-term funds – 0.1%
John Hancock Collateral Trust, 4.9438% (D)(E)	76,761	767,368
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (D)	503,435	503,435
T. Rowe Price Government Reserve Fund, 4.8116% (D)	906,199	906,199
TOTAL SHORT-TERM INVESTMENTS (Cost $2,177,062)		$2,177,002
Total Investments (Blue Chip Growth Trust) (Cost $1,234,627,941) – 100.0%		$1,563,241,279
Other assets and liabilities, net – (0.0%)		(351,921)
TOTAL NET ASSETS – 100.0%		$1,562,889,358
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $743,988.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 9.5%
Entertainment – 2.1%
Netflix, Inc. (A)	22,124	$7,643,400
ROBLOX Corp., Class A (A)	55,471	2,495,086
		10,138,486
Interactive media and services – 5.7%
Alphabet, Inc., Class A (A)	108,145	11,217,881
Alphabet, Inc., Class C (A)	106,354	11,060,816
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A (A)	24,639	$5,221,990
		27,500,687
Media – 0.5%
The Trade Desk, Inc., Class A (A)	40,285	2,453,759
Wireless telecommunication services – 1.2%
T-Mobile US, Inc. (A)	41,850	6,061,554
		46,154,486
Consumer discretionary – 24.3%
Automobiles – 4.3%
Tesla, Inc. (A)	101,349	21,025,864
Broadline retail – 6.8%
Amazon.com, Inc. (A)	229,109	23,664,669
MercadoLibre, Inc. (A)	6,866	9,049,800
		32,714,469
Hotels, restaurants and leisure – 3.2%
Airbnb, Inc., Class A (A)	38,092	4,738,645
Chipotle Mexican Grill, Inc. (A)	1,627	2,779,388
Marriott International, Inc., Class A	27,980	4,645,799
McDonald's Corp.	11,997	3,354,481
		15,518,313
Specialty retail – 4.0%
O'Reilly Automotive, Inc. (A)	5,968	5,066,713
The Home Depot, Inc.	19,823	5,850,164
The TJX Companies, Inc.	82,510	6,465,484
Ulta Beauty, Inc. (A)	3,172	1,730,865
		19,113,226
Textiles, apparel and luxury goods – 6.0%
Lululemon Athletica, Inc. (A)	22,268	8,109,783
LVMH Moet Hennessy Louis Vuitton SE	16,556	15,196,890
NIKE, Inc., Class B	46,440	5,695,402
		29,002,075
		117,373,947
Consumer staples – 3.6%
Consumer staples distribution and retail – 2.1%
Costco Wholesale Corp.	20,233	10,053,171
Personal care products – 1.5%
L'Oreal SA	13,113	5,859,447
The Estee Lauder Companies, Inc., Class A	5,962	1,469,395
		7,328,842
		17,382,013
Energy – 1.4%
Energy equipment and services – 1.4%
Schlumberger, Ltd.	140,707	6,908,714
Financials – 9.8%
Capital markets – 2.3%
Moody's Corp.	7,016	2,147,036
S&P Global, Inc.	18,290	6,305,843
The Goldman Sachs Group, Inc.	7,299	2,387,576
		10,840,455
Consumer finance – 0.3%
American Express Company	8,766	1,445,952
Financial services – 7.2%
Adyen NV (A)(B)	3,604	5,742,714
Mastercard, Inc., Class A	36,307	13,194,327
Visa, Inc., Class A	71,166	16,045,086
		34,982,127
		47,268,534

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 13.6%
Biotechnology – 1.4%
Vertex Pharmaceuticals, Inc. (A)	20,845	$6,567,634
Health care equipment and supplies – 2.5%
Abbott Laboratories	21,548	2,181,950
DexCom, Inc. (A)	38,914	4,521,029
Intuitive Surgical, Inc. (A)	20,808	5,315,820
		12,018,799
Health care providers and services – 1.7%
UnitedHealth Group, Inc.	17,269	8,161,157
Life sciences tools and services – 2.1%
Danaher Corp.	24,601	6,200,436
Thermo Fisher Scientific, Inc.	7,062	4,070,325
		10,270,761
Pharmaceuticals – 5.9%
AstraZeneca PLC, ADR	66,172	4,592,999
Eli Lilly & Company	37,655	12,931,480
Novo Nordisk A/S, ADR	69,174	11,008,350
		28,532,829
		65,551,180
Industrials – 2.1%
Aerospace and defense – 0.4%
Northrop Grumman Corp.	3,972	1,833,952
Ground transportation – 1.7%
Uber Technologies, Inc. (A)	258,132	8,182,784
		10,016,736
Information technology – 32.9%
IT services – 1.1%
Snowflake, Inc., Class A (A)	33,316	5,140,326
Semiconductors and semiconductor equipment – 12.4%
Advanced Micro Devices, Inc. (A)	107,736	10,559,205
ASML Holding NV, NYRS	9,998	6,805,739
Broadcom, Inc.	15,259	9,789,259
NVIDIA Corp.	118,875	33,019,909
		60,174,112
Software – 12.8%
Adobe, Inc. (A)	18,628	7,178,672
Atlassian Corp., Class A (A)	27,101	4,638,878
Cadence Design Systems, Inc. (A)	16,198	3,403,038
Crowdstrike Holdings, Inc., Class A (A)	27,231	3,737,727
Microsoft Corp.	126,997	36,613,231
Salesforce, Inc. (A)	31,576	6,308,253
		61,879,799
Technology hardware, storage and peripherals – 6.6%
Apple, Inc.	192,950	31,817,455
		159,011,692
Real estate – 1.3%
Specialized REITs – 1.3%
American Tower Corp.	31,238	6,383,173
TOTAL COMMON STOCKS (Cost $416,833,196)		$476,050,475
PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.9%
Automobiles – 0.9%
Dr. Ing. h.c. F. Porsche AG (A)	35,669	4,578,086
TOTAL PREFERRED SECURITIES (Cost $3,306,410)		$4,578,086
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (C)	1,924,767	$1,924,767
TOTAL SHORT-TERM INVESTMENTS (Cost $1,924,767)		$1,924,767
Total Investments (Capital Appreciation Trust) (Cost $422,064,373) – 99.8%		$482,553,328
Other assets and liabilities, net – 0.2%		916,817
TOTAL NET ASSETS – 100.0%		$483,470,145
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 65.1%
Communication services – 2.2%
Interactive media and services – 2.2%
Alphabet, Inc., Class A (A)(B)	67,440	$6,995,551
Meta Platforms, Inc., Class A (B)	12,231	2,592,238
		9,587,789
Consumer discretionary – 5.1%
Automobile components – 0.0%
Mobileye Global, Inc., Class A (B)(C)	6,019	260,442
Broadline retail – 2.6%
Amazon.com, Inc. (A)(B)	109,894	11,350,951
Hotels, restaurants and leisure – 2.5%
Hilton Worldwide Holdings, Inc. (A)	15,700	2,211,659
Starbucks Corp. (A)	9,000	937,170
Yum! Brands, Inc. (A)	60,020	7,927,442
		11,076,271
		22,687,664
Consumer staples – 0.5%
Beverages – 0.4%
Keurig Dr. Pepper, Inc.	53,064	1,872,098
Consumer staples distribution and retail – 0.1%
Dollar General Corp. (A)	900	189,414
		2,061,512
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Chesapeake Energy Corp.	8,569	651,587
ConocoPhillips	9,970	989,124
EOG Resources, Inc.	23,385	2,680,623
Pioneer Natural Resources Company	10,350	2,113,884
		6,435,218
Financials – 7.4%
Banks – 2.0%
The PNC Financial Services Group, Inc.	69,488	8,831,925
Capital markets – 3.2%
CME Group, Inc. (A)	1,312	251,274
Intercontinental Exchange, Inc.	83,746	8,733,870

28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
KKR & Company, Inc. (A)	78,234	$4,108,850
S&P Global, Inc. (A)	3,113	1,073,269
		14,167,263
Financial services – 1.4%
Mastercard, Inc., Class A (A)	9,000	3,270,690
Visa, Inc., Class A (A)	13,000	2,930,980
		6,201,670
Insurance – 0.8%
Marsh & McLennan Companies, Inc. (A)	19,984	3,328,335
		32,529,193
Health care – 16.3%
Biotechnology – 1.8%
AbbVie, Inc.	44,300	7,060,091
Karuna Therapeutics, Inc. (B)	3,295	598,504
		7,658,595
Health care equipment and supplies – 4.7%
Alcon, Inc.	35,224	2,500,463
Baxter International, Inc.	42,866	1,738,645
Becton, Dickinson and Company (A)	31,187	7,720,030
GE HealthCare Technologies, Inc. (B)	29,912	2,453,681
Stryker Corp. (A)	6,106	1,743,080
Teleflex, Inc.	18,761	4,752,349
		20,908,248
Health care providers and services – 2.8%
UnitedHealth Group, Inc.	26,282	12,420,610
Life sciences tools and services – 6.4%
Avantor, Inc. (B)	244,427	5,167,187
Danaher Corp.	30,224	7,617,657
PerkinElmer, Inc.	57,613	7,677,508
Thermo Fisher Scientific, Inc.	13,761	7,931,428
		28,393,780
Pharmaceuticals – 0.6%
Eli Lilly & Company	7,700	2,644,334
		72,025,567
Industrials – 7.9%
Commercial services and supplies – 1.7%
Aurora Innovation, Inc. (B)	314,442	437,074
Republic Services, Inc.	3,641	492,336
Waste Connections, Inc.	49,051	6,821,523
		7,750,933
Industrial conglomerates – 0.6%
General Electric Company (A)	25,797	2,466,193
Machinery – 3.3%
Fortive Corp.	131,460	8,961,628
Ingersoll Rand, Inc. (A)	98,989	5,759,180
		14,720,808
Professional services – 2.3%
Equifax, Inc.	20,882	4,235,705
TransUnion (A)	94,400	5,866,016
		10,101,721
		35,039,655
Information technology – 18.6%
Electronic equipment, instruments and components – 2.0%
TE Connectivity, Ltd.	25,302	3,318,357
Teledyne Technologies, Inc. (B)	11,995	5,366,083
		8,684,440
Semiconductors and semiconductor equipment – 3.9%
NVIDIA Corp.	16,000	4,444,320
NXP Semiconductors NV (A)	41,246	7,691,348
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc. (A)	28,635	$5,326,396
		17,462,064
Software – 9.4%
Black Knight, Inc. (B)	39,873	2,295,090
Intuit, Inc.	7,526	3,355,317
Microsoft Corp. (A)	87,796	25,311,583
Roper Technologies, Inc.	13,823	6,091,658
Salesforce, Inc. (A)(B)	22,157	4,426,525
		41,480,173
Technology hardware, storage and peripherals – 3.3%
Apple, Inc.	87,653	14,453,980
		82,080,657
Materials – 1.0%
Chemicals – 1.0%
Linde PLC (A)	12,551	4,461,127
Utilities – 4.7%
Electric utilities – 2.4%
Exelon Corp.	117,072	4,904,146
Xcel Energy, Inc.	87,508	5,901,540
		10,805,686
Multi-utilities – 2.3%
Ameren Corp.	83,042	7,173,998
DTE Energy Company	15,141	1,658,545
WEC Energy Group, Inc.	11,685	1,107,621
		9,940,164
		20,745,850
TOTAL COMMON STOCKS (Cost $274,831,286)		$287,654,232
PREFERRED SECURITIES – 0.3%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	23,030
Utilities – 0.3%
Electric utilities – 0.0%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	16,366	332,230
Multi-utilities – 0.3%
CMS Energy Corp., 5.875%	23,028	555,666
CMS Energy Corp., 5.875%	23,509	571,034
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	3,896	93,504
		1,220,204
		1,552,434
TOTAL PREFERRED SECURITIES (Cost $1,694,975)		$1,575,464
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.3%
U.S. Government – 9.3%
U.S. Treasury Notes
2.750%, 08/15/2032	$22,835,300	21,490,158
4.125%, 11/15/2032	18,425,300	19,360,960
		40,851,118
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,194,432)		$40,851,118
CORPORATE BONDS - 7.9%
Communication services - 1.4%
Altice France Holding SA 10.500%, 05/15/2027 (D)	450,000	344,250

29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC
5.000%, 02/01/2028 (D)	$2,595,000	$2,393,888
5.125%, 05/01/2027 (D)	2,681,000	2,533,545
5.500%, 05/01/2026 (D)	125,000	121,563
Lamar Media Corp. 3.750%, 02/15/2028	100,000	92,270
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	35,000	34,300
T-Mobile USA, Inc.
2.625%, 02/15/2029	15,000	13,215
2.875%, 02/15/2031	60,000	51,758
3.375%, 04/15/2029	165,000	150,428
3.500%, 04/15/2031	700,000	629,418
4.750%, 02/01/2028	25,000	24,680
		6,389,315
Consumer discretionary - 2.3%
Cedar Fair LP
5.250%, 07/15/2029	384,000	358,003
5.375%, 04/15/2027	676,000	646,028
5.500%, 05/01/2025 (D)	410,000	409,742
6.500%, 10/01/2028	345,000	334,726
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	221,445
6.750%, 05/15/2025 (D)	147,000	148,566
8.500%, 05/15/2027 (D)	650,000	652,438
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	150,000	126,563
3.750%, 05/01/2029 (D)	50,000	44,750
4.000%, 05/01/2031 (D)	125,000	109,463
4.875%, 01/15/2030	100,000	95,786
5.375%, 05/01/2025 (D)	99,000	98,814
5.750%, 05/01/2028 (D)	50,000	50,000
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	50,000	49,321
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,237,000	1,201,436
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	354,570
Marriott International, Inc. 3.125%, 06/15/2026	570,000	538,436
Mattel, Inc.
3.375%, 04/01/2026 (D)	100,000	94,134
3.750%, 04/01/2029 (D)	100,000	89,848
5.875%, 12/15/2027 (D)	100,000	99,500
Service Corp. International 3.375%, 08/15/2030	100,000	85,250
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	1,405,000	1,383,928
5.500%, 04/15/2027 (D)	1,061,000	1,028,226
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	249,000	251,573
Vail Resorts, Inc. 6.250%, 05/15/2025 (D)	50,000	50,117
Yum! Brands, Inc.
3.625%, 03/15/2031	150,000	131,700
4.625%, 01/31/2032	400,000	372,000
4.750%, 01/15/2030 (D)	127,000	121,335
5.350%, 11/01/2043	579,000	489,122
5.375%, 04/01/2032	364,000	352,363
6.875%, 11/15/2037	367,000	387,738
		10,376,921
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 2.1%
Acrisure LLC 7.000%, 11/15/2025 (D)	$302,000	$283,040
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	67,177
5.875%, 11/01/2029 (D)	75,000	63,247
6.750%, 10/15/2027 to 04/15/2028 (D)	2,144,000	2,078,047
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	135,000	119,475
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	58,000	49,052
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	143,760
7.000%, 05/01/2026 (D)	2,768,000	2,720,412
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	59,000	58,287
MSCI, Inc.
3.250%, 08/15/2033 (D)	230,000	188,358
3.625%, 09/01/2030 to 11/01/2031 (D)	1,913,000	1,651,837
3.875%, 02/15/2031 (D)	599,000	533,170
4.000%, 11/15/2029 (D)	386,000	352,188
State Street Corp. 8.463%, (3 month LIBOR + 3.597%), 06/15/2023 (E)(F)	145,000	143,906
USI, Inc. 6.875%, 05/01/2025 (D)	799,000	787,015
		9,238,971
Health care - 0.6%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	500,000	447,500
4.625%, 07/15/2028 (D)	575,000	544,813
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	139,000	123,398
4.000%, 03/15/2031 (D)	36,000	31,500
4.250%, 05/01/2028 (D)	42,000	39,307
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	372,000	305,040
Hologic, Inc. 3.250%, 02/15/2029 (D)	93,000	82,739
IQVIA, Inc. 5.000%, 05/15/2027 (D)	200,000	196,518
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	200,000	184,482
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	241,000	245,725
Teleflex, Inc. 4.625%, 11/15/2027	285,000	278,381
		2,479,403
Industrials - 1.1%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	361,000	329,427
4.000%, 07/01/2029 (D)	147,000	132,655
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	390,000	376,160
General Electric Company 8.196%, (3 month LIBOR + 3.330%), 06/15/2023 (E)(F)	1,146,000	1,144,854
GFL Environmental, Inc.
4.375%, 08/15/2029 (D)	32,000	28,646
4.750%, 06/15/2029 (D)	64,000	59,782
Howmet Aerospace, Inc.
3.000%, 01/15/2029	692,000	613,527
5.900%, 02/01/2027	29,000	29,505
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	85,050

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Lennox International, Inc. 3.000%, 11/15/2023	$515,000	$507,504
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	238,014	237,247
Sensata Technologies BV
4.000%, 04/15/2029 (D)	200,000	180,695
5.000%, 10/01/2025 (D)	325,000	322,619
5.625%, 11/01/2024 (D)	90,000	89,732
5.875%, 09/01/2030 (D)	200,000	198,250
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	100,000	87,500
4.375%, 02/15/2030 (D)	50,000	45,558
TransDigm, Inc.
5.500%, 11/15/2027	110,000	103,720
6.250%, 03/15/2026 (D)	125,000	125,114
6.375%, 06/15/2026	50,000	48,875
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	133,106	130,283
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	65,680	65,057
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	10,734	10,048
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	110,958	104,235
		5,056,043
Information technology - 0.2%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	50,000	45,438
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	102,000	91,032
4.875%, 07/01/2029 (D)	80,000	72,350
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	20,945
Entegris Escrow Corp. 4.750%, 04/15/2029 (D)	453,000	428,267
Gartner, Inc.
3.625%, 06/15/2029 (D)	100,000	89,231
3.750%, 10/01/2030 (D)	50,000	44,881
4.500%, 07/01/2028 (D)	50,000	47,460
		839,604
Real estate - 0.1%
SBA Communications Corp.
3.125%, 02/01/2029	175,000	152,240
3.875%, 02/15/2027	195,000	184,087
		336,327
Utilities - 0.1%
NiSource, Inc. 5.650%, (5.650% to 6-15-23, then 5 Year CMT + 2.843%), 06/15/2023 (E)	439,000	412,660
TOTAL CORPORATE BONDS (Cost $36,008,530)		$35,129,244
CONVERTIBLE BONDS - 0.1%
Communication services - 0.1%
Spotify USA, Inc. 6.110%, 03/15/2026 (G)	410,000	343,170
TOTAL CONVERTIBLE BONDS (Cost $370,898)		$343,170
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) – 10.7%
Communication services – 0.2%
Charter Communications Operating LLC, 2019 Term Loan B1 (1 month LIBOR + 1.750%) 6.557%, 04/30/2025	$466,964	466,380
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 6.557%, 02/01/2027	266,839	264,045
SBA Senior Finance II LLC, 2018 Term Loan B TBD 04/11/2025 (I)	174,105	173,870
		904,295
Consumer discretionary – 0.4%
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 6.642%, 06/22/2026	190,938	190,619
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 7.737%, 12/15/2027	1,052,065	1,032,781
IRB Holding Corp., 2023 Term Loan B3 TBD 12/15/2027 (I)	526,058	516,415
Woof Holdings, Inc., 1st Lien Term Loan (1 month LIBOR + 3.750%) 8.529%, 12/21/2027	196,000	187,180
		1,926,995
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 8.909%, 10/01/2026	1,270,512	1,257,019
Financials – 4.1%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 8.279%, 11/06/2027	1,472,020	1,453,060
Alliant Holdings Intermediate LLC, 2023 Term Loan B5 (1 month SOFR + 3.500%) 8.347%, 11/05/2027	728,809	719,284
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 8.090%, 11/12/2027	1,429,632	1,410,489
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 8.159%, 04/25/2025	7,038,063	7,008,996
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 8.058%, 04/25/2025	4,555,750	4,540,306
HUB International, Ltd., 2022 Term Loan B (3 month SOFR + 4.000%) 8.728%, 11/10/2029	407,035	405,358
Ryan Specialty Group LLC, Term Loan (1 month SOFR + 3.000%) 7.907%, 09/01/2027	263,397	262,409
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 8.409%, 12/02/2026	811,333	809,304
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.648%, 11/22/2029	1,503,510	1,496,263
		18,105,469
Health care – 1.4%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.750%) 8.590%, 12/23/2027	1,049,025	971,659
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 8.215%, 12/23/2027	578,200	533,869

31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Health care (continued)
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%) 8.259%, 02/15/2029		$666,450	623,130
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.750%) 8.590%, 04/30/2025		1,591,946	1,485,620
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 8.840%, 04/30/2025		147,375	138,379
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 7.840%, 04/21/2027		1,133,360	1,080,942
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 8.090%, 10/23/2028		231,357	225,321
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 7.590%, 02/14/2025		82,609	79,057
PetVet Care Centers LLC, 2018 2nd Lien Term Loan (1 month LIBOR + 6.250%) 11.090%, 02/13/2026		25,000	22,025
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 8.090%, 02/14/2025		195,524	187,703
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 8.340%, 02/14/2025		754,496	726,957
			6,074,662
Industrials – 1.8%
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 7.840%, 03/29/2025		323,132	321,869
Filtration Group Corp., 2018 EUR Term Loan (1 month EURIBOR + 3.500%) 6.405%, 03/29/2025	EUR	508,823	546,300
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 8.340%, 10/21/2028		$201,925	198,644
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.213%, 06/21/2027		4,597,288	4,764,537
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 8.558%, 10/20/2027		1,880,681	1,946,279
			7,777,629
Information technology – 2.5%
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month SOFR + 6.750%) 11.626%, 09/17/2027		164,028	163,741
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan (3 month SOFR + 4.500%) 9.376%, 09/18/2026		1,195,962	1,192,542
Ascend Learning LLC, 2021 Term Loan (1 month SOFR + 3.500%) 8.306%, 12/11/2028		968,347	892,089
Azalea TopCo, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 8.590%, 07/24/2026		24,563	22,905
Azalea TopCo, Inc., Term Loan (1 month LIBOR + 3.500%) 8.340%, 07/24/2026		963,389	897,763
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 11.375%, 06/04/2029		33,903	24,940
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H)(continued)
Information technology (continued)
Entegris, Inc., 2022 Term Loan B (1 and 3 month SOFR + 2.750%) 7.589%, 07/06/2029	$1,573,888	1,573,227
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.000%) 7.840%, 04/24/2028	1,403,625	1,359,102
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 11.340%, 04/23/2029	75,000	70,594
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 8.659%, 10/07/2027	295,500	291,623
UKG, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.250%) 10.032%, 05/03/2027	209,963	200,620
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 8.032%, 05/04/2026	4,560,655	4,437,380
		11,126,526
TOTAL TERM LOANS (Cost $47,810,596)		$47,172,595
ASSET BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	329,650	$311,029
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	208,550	185,530
TOTAL ASSET BACKED SECURITIES (Cost $535,209)		$496,559
SHORT-TERM INVESTMENTS – 6.9%
Short-term funds – 6.4%
John Hancock Collateral Trust, 4.9438% (J)(K)	25,049	250,409
T. Rowe Price Government Reserve Fund, 4.8116% (J)	28,284,489	28,284,489
		28,534,898
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 3-31-23 at 1.440% to be repurchased at $2,085,250 on 4-3-23, collateralized by $2,136,200 U.S. Treasury Notes, 3.875% due 3-31-25 (valued at $2,126,771)	$2,085,000	2,085,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,619,875)		$30,619,898
Total Investments (Capital Appreciation Value Trust) (Cost $432,065,801) – 100.4%		$443,842,280
Other assets and liabilities, net – (0.4%)		(1,975,911)
TOTAL NET ASSETS – 100.0%		$441,866,369
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $245,558.

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
Capital Appreciation Value Trust (continued)
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	The rate shown is the annualized seven-day yield as of 3-31-23.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	18	1,800	$18,943	$(27,351)
CITI	AbbVie, Inc.	USD	155.00	Jan 2024	19	1,900	18,278	(28,870)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	18	1,800	15,151	(22,261)
CITI	AbbVie, Inc.	USD	160.00	Jan 2024	19	1,900	14,478	(23,498)
CITI	AbbVie, Inc.	USD	170.00	Jan 2024	46	4,600	26,163	(35,523)
JPM	AbbVie, Inc.	USD	175.00	Jan 2024	23	2,300	11,655	(13,617)
JPM	AbbVie, Inc.	USD	180.00	Jan 2024	11	1,100	10,948	(4,892)
JPM	AbbVie, Inc.	USD	185.00	Jan 2024	11	1,100	9,136	(3,600)
JPM	AbbVie, Inc.	USD	195.00	Jan 2024	11	1,100	6,168	(1,843)
JPM	AbbVie, Inc.	USD	200.00	Jan 2024	11	1,100	5,016	(1,284)
CITI	Alphabet, Inc., Class A	USD	102.50	Jan 2024	31	3,100	24,005	(44,830)
WFB	Alphabet, Inc., Class A	USD	120.00	Jan 2024	108	10,800	85,221	(71,725)
WFB	Amazon.com, Inc.	USD	107.50	Jan 2024	35	3,500	24,267	(46,741)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	35	3,500	22,144	(42,687)
WFB	Amazon.com, Inc.	USD	110.00	Jan 2024	36	3,600	39,065	(43,907)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	35	3,500	18,159	(35,330)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	36	3,600	32,394	(36,340)
WFB	Amazon.com, Inc.	USD	115.00	Jan 2024	66	6,600	58,938	(66,622)
WFB	Amazon.com, Inc.	USD	120.00	Jan 2024	35	3,500	26,058	(28,945)
WFB	Amazon.com, Inc.	USD	135.00	Jan 2024	59	5,900	55,133	(25,417)
JPM	Apple, Inc.	USD	145.00	Jan 2024	29	2,900	33,575	(93,404)
JPM	Apple, Inc.	USD	150.00	Jan 2024	29	2,900	28,626	(83,124)
JPM	Apple, Inc.	USD	150.00	Jan 2024	29	2,900	41,297	(83,124)
JPM	Apple, Inc.	USD	155.00	Jan 2024	29	2,900	24,262	(73,365)
JPM	Apple, Inc.	USD	155.00	Jan 2024	29	2,900	34,829	(73,365)
JPM	Apple, Inc.	USD	180.00	Jan 2024	44	4,400	44,464	(51,408)
GSI	Becton, Dickinson and Company	USD	270.00	Jan 2024	17	1,700	25,279	(20,293)
GSI	Becton, Dickinson and Company	USD	280.00	Jan 2024	18	1,800	20,106	(15,546)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	6	600	8,834	(3,679)
GSI	Becton, Dickinson and Company	USD	290.00	Jan 2024	5	500	3,232	(3,066)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	6	600	7,040	(2,579)
GSI	Becton, Dickinson and Company	USD	300.00	Jan 2024	5	500	2,310	(2,149)
WFB	CME Group, Inc.	USD	190.00	Jan 2024	4	400	5,235	(7,278)
WFB	CME Group, Inc.	USD	200.00	Jan 2024	4	400	3,610	(5,186)
WFB	CME Group, Inc.	USD	210.00	Jan 2024	5	500	2,781	(4,420)
JPM	Danaher Corp.	USD	290.00	Jan 2024	6	600	15,652	(6,936)
JPM	Danaher Corp.	USD	290.00	Jan 2024	23	2,300	37,410	(26,589)
JPM	Danaher Corp.	USD	300.00	Jan 2024	6	600	13,245	(5,287)
JPM	Danaher Corp.	USD	310.00	Jan 2024	6	600	11,079	(3,984)
JPM	Danaher Corp.	USD	320.00	Jan 2024	6	600	9,332	(2,977)
WFB	Dollar General Corp.	USD	250.00	Jan 2024	5	500	10,885	(3,087)
WFB	Dollar General Corp.	USD	270.00	Jan 2024	4	400	5,428	(1,149)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	4	400	9,953	(6,712)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	7,076	(5,034)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	2	200	5,025	(3,356)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	1	100	3,174	(1,678)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	3	300	4,498	(5,034)
CITI	Equifax, Inc.	USD	220.00	Dec 2023	5	500	7,860	(7,860)
33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	4	400	$8,272	$(5,209)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	3	300	5,858	(3,907)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	2	200	4,180	(2,605)
CITI	Equifax, Inc.	USD	230.00	Dec 2023	1	100	2,699	(1,302)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	4	400	6,812	(3,996)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	3	300	4,805	(2,997)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	2	200	3,444	(1,998)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	1	100	2,235	(999)
CITI	Equifax, Inc.	USD	240.00	Dec 2023	23	2,300	39,053	(22,975)
JPM	Exelon Corp.	USD	45.00	Jan 2024	40	4,000	8,880	(9,385)
JPM	Exelon Corp.	USD	45.00	Jan 2024	78	7,800	14,430	(18,302)
JPM	Exelon Corp.	USD	45.00	Jan 2024	43	4,300	7,181	(10,089)
JPM	Exelon Corp.	USD	47.00	Jan 2024	40	4,000	6,080	(6,507)
JPM	Exelon Corp.	USD	50.00	Jan 2024	45	4,500	8,759	(3,975)
CITI	Fortive Corp.	USD	75.00	Jun 2023	12	1,200	1,660	(1,121)
CITI	Fortive Corp.	USD	75.00	Jun 2023	11	1,100	1,402	(1,028)
WFB	General Electric Company	USD	90.00	Jan 2024	11	1,100	8,149	(17,502)
WFB	General Electric Company	USD	90.00	Jan 2024	28	2,800	19,243	(44,551)
WFB	General Electric Company	USD	95.00	Jan 2024	11	1,100	6,011	(14,290)
WFB	General Electric Company	USD	95.00	Jan 2024	28	2,800	14,083	(36,374)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	3	300	4,037	(5,362)
WFB	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2024	2	200	3,649	(3,575)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	28	2,800	46,536	(42,471)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	3	300	3,496	(4,550)
WFB	Hilton Worldwide Holdings, Inc.	USD	145.00	Jan 2024	2	200	3,137	(3,034)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	27	2,700	40,284	(34,377)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	3	300	3,015	(3,820)
WFB	Hilton Worldwide Holdings, Inc.	USD	150.00	Jan 2024	2	200	2,635	(2,546)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	3	300	2,564	(3,176)
WFB	Hilton Worldwide Holdings, Inc.	USD	155.00	Jan 2024	2	200	2,233	(2,117)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	4,365	(7,161)
GSI	Ingersoll Rand, Inc.	USD	60.00	Dec 2023	12	1,200	5,357	(7,161)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	29	2,900	17,968	(21,349)
CITI	Intercontinental Exchange, Inc.	USD	110.00	Jan 2024	29	2,900	18,022	(21,349)
CITI	Keurig Dr. Pepper, Inc.	USD	37.00	Jan 2024	31	3,100	5,487	(5,824)
CITI	Keurig Dr. Pepper, Inc.	USD	40.00	Jan 2024	31	3,100	2,449	(2,508)
UBS	KKR & Company, Inc.	USD	55.00	Jan 2024	29	2,900	15,922	(17,582)
WFB	Linde PLC	USD	390.00	Jan 2024	5	500	8,486	(10,115)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	2	200	866	(312)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	7	700	3,666	(1,091)
GSI	Marsh & McLennan Companies, Inc.	USD	185.00	Jul 2023	8	800	3,000	(1,247)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	2	200	663	(173)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	7	700	2,829	(606)
GSI	Marsh & McLennan Companies, Inc.	USD	190.00	Jul 2023	8	800	1,893	(692)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	2	200	401	(93)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	7	700	1,767	(325)
GSI	Marsh & McLennan Companies, Inc.	USD	195.00	Jul 2023	8	800	1,031	(371)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	2	200	359	(49)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	7	700	1,529	(171)
GSI	Marsh & McLennan Companies, Inc.	USD	200.00	Jul 2023	8	800	470	(195)
GSI	Marsh & McLennan Companies, Inc.	USD	180.00	Jan 2024	23	2,300	10,971	(19,032)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	18,370	(15,120)
GSI	Mastercard, Inc., Class A	USD	380.00	Jan 2024	5	500	23,912	(15,120)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	14,225	(10,602)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	5	500	18,905	(10,602)
GSI	Mastercard, Inc., Class A	USD	400.00	Jan 2024	17	1,700	31,554	(36,048)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	10,973	(7,080)
GSI	Mastercard, Inc., Class A	USD	420.00	Jan 2024	5	500	14,386	(7,080)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	9,644	(5,682)
GSI	Mastercard, Inc., Class A	USD	430.00	Jan 2024	5	500	12,514	(5,682)
UBS	Microsoft Corp.	USD	275.00	Jan 2024	21	2,100	34,919	(86,230)
UBS	Microsoft Corp.	USD	290.00	Jan 2024	21	2,100	24,889	(67,749)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	44	4,400	68,741	(118,931)
JPM	Microsoft Corp.	USD	300.00	Jan 2024	42	4,200	67,078	(113,525)
34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
UBS	Microsoft Corp.	USD	300.00	Jan 2024	21	2,100	$19,599	$(56,762)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	1	100	2,129	(3,454)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	8	800	18,860	(27,636)
WFB	NXP Semiconductors NV	USD	170.00	Jan 2024	9	900	22,091	(31,090)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	1	100	1,739	(2,874)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	8	800	15,917	(22,993)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	9	900	18,738	(25,867)
WFB	NXP Semiconductors NV	USD	180.00	Jan 2024	17	1,700	39,946	(48,861)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	1	100	1,569	(2,608)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	8	800	14,445	(20,862)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	9	900	16,993	(23,470)
WFB	NXP Semiconductors NV	USD	185.00	Jan 2024	17	1,700	35,429	(44,332)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	1	100	1,274	(2,123)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	8	800	11,341	(16,986)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	9	900	13,415	(19,109)
WFB	NXP Semiconductors NV	USD	195.00	Jan 2024	17	1,700	28,635	(36,095)
WFB	NXP Semiconductors NV	USD	200.00	Jan 2024	23	2,300	37,049	(43,815)
CITI	PerkinElmer, Inc.	USD	155.00	Jun 2023	3	300	1,768	(384)
CITI	PerkinElmer, Inc.	USD	165.00	Jun 2023	3	300	972	(155)
CITI	PerkinElmer, Inc.	USD	170.00	Jun 2023	3	300	695	(103)
CITI	PerkinElmer, Inc.	USD	175.00	Jun 2023	3	300	495	(71)
CITI	PerkinElmer, Inc.	USD	155.00	Sep 2023	3	300	2,456	(1,255)
CITI	PerkinElmer, Inc.	USD	155.00	Sep 2023	11	1,100	7,586	(4,601)
CITI	PerkinElmer, Inc.	USD	165.00	Sep 2023	3	300	1,458	(712)
CITI	PerkinElmer, Inc.	USD	165.00	Sep 2023	11	1,100	4,298	(2,610)
CITI	PerkinElmer, Inc.	USD	170.00	Sep 2023	3	300	1,124	(537)
CITI	PerkinElmer, Inc.	USD	170.00	Sep 2023	11	1,100	3,138	(1,970)
CITI	PerkinElmer, Inc.	USD	175.00	Sep 2023	3	300	851	(408)
CITI	PerkinElmer, Inc.	USD	175.00	Sep 2023	11	1,100	2,364	(1,497)
CITI	Roper Technologies, Inc.	USD	470.00	Aug 2023	11	1,100	8,705	(14,571)
CITI	Roper Technologies, Inc.	USD	480.00	Aug 2023	3	300	5,813	(2,943)
CITI	Roper Technologies, Inc.	USD	500.00	Aug 2023	3	300	3,832	(1,474)
CITI	Roper Technologies, Inc.	USD	520.00	Aug 2023	3	300	2,427	(653)
CITI	Roper Technologies, Inc.	USD	540.00	Aug 2023	3	300	1,466	(257)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	3,045	(2,596)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	3,251	(2,596)
BOA	S&P Global, Inc.	USD	370.00	Jan 2024	1	100	4,361	(2,596)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	2,319	(1,833)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	2,492	(1,833)
BOA	S&P Global, Inc.	USD	390.00	Jan 2024	1	100	3,430	(1,833)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,019	(1,522)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,182	(1,522)
BOA	S&P Global, Inc.	USD	400.00	Jan 2024	1	100	2,800	(1,522)
BOA	S&P Global, Inc.	USD	410.00	Jan 2024	2	200	4,759	(2,507)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,474	(1,025)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	1,623	(1,025)
BOA	S&P Global, Inc.	USD	420.00	Jan 2024	1	100	2,019	(1,025)
BOA	S&P Global, Inc.	USD	430.00	Jan 2024	2	200	3,481	(1,663)
BOA	S&P Global, Inc.	USD	450.00	Jan 2024	2	200	2,509	(1,075)
BOA	S&P Global, Inc.	USD	470.00	Jan 2024	2	200	1,711	(681)
GSI	Salesforce, Inc.	USD	160.00	Jan 2024	15	1,500	25,322	(81,101)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	15	1,500	22,584	(75,528)
GSI	Salesforce, Inc.	USD	165.00	Jan 2024	14	1,400	29,774	(70,492)
GSI	Salesforce, Inc.	USD	170.00	Jan 2024	14	1,400	26,709	(65,458)
GSI	Starbucks Corp.	USD	100.00	Jan 2024	34	3,400	36,680	(45,427)
GSI	Starbucks Corp.	USD	105.00	Jan 2024	34	3,400	30,193	(35,680)
WFB	Stryker Corp.	USD	270.00	Jan 2024	3	300	7,207	(12,151)
WFB	Stryker Corp.	USD	270.00	Jan 2024	2	200	5,258	(8,101)
WFB	Stryker Corp.	USD	270.00	Jan 2024	5	500	15,792	(20,252)
WFB	Stryker Corp.	USD	280.00	Jan 2024	3	300	5,855	(10,238)
WFB	Stryker Corp.	USD	280.00	Jan 2024	2	200	4,449	(6,825)
WFB	Stryker Corp.	USD	280.00	Jan 2024	5	500	12,786	(17,063)
WFB	Stryker Corp.	USD	290.00	Jan 2024	3	300	4,684	(8,487)
WFB	Stryker Corp.	USD	290.00	Jan 2024	2	200	3,656	(5,658)
35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Stryker Corp.	USD	290.00	Jan 2024	5	500	$9,781	$(14,145)
WFB	Stryker Corp.	USD	300.00	Jan 2024	3	300	3,842	(6,912)
WFB	Stryker Corp.	USD	300.00	Jan 2024	2	200	3,044	(4,608)
WFB	Stryker Corp.	USD	300.00	Jan 2024	5	500	8,025	(11,520)
WFB	Stryker Corp.	USD	310.00	Jan 2024	8	800	11,100	(14,772)
JPM	TE Connectivity, Ltd.	USD	125.00	Jul 2023	9	900	5,810	(10,275)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	9	900	4,230	(7,395)
JPM	TE Connectivity, Ltd.	USD	130.00	Jul 2023	8	800	3,970	(6,574)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	9	900	3,027	(5,046)
JPM	TE Connectivity, Ltd.	USD	135.00	Jul 2023	8	800	2,371	(4,485)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	9	900	2,196	(3,266)
JPM	TE Connectivity, Ltd.	USD	140.00	Jul 2023	8	800	1,572	(2,904)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	1	100	1,787	(2,595)
JPM	Teledyne Technologies, Inc.	USD	440.00	Jun 2023	1	100	2,077	(2,595)
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	1	100	1,052	(1,518)
JPM	Teledyne Technologies, Inc.	USD	460.00	Jun 2023	1	100	1,202	(1,518)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	1	100	547	(752)
JPM	Teledyne Technologies, Inc.	USD	480.00	Jun 2023	1	100	607	(752)
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	1	100	250	(305)
JPM	Teledyne Technologies, Inc.	USD	500.00	Jun 2023	1	100	270	(305)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	18,529	(25,081)
BOA	Texas Instruments, Inc.	USD	180.00	Jan 2024	11	1,100	20,899	(25,081)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	14,221	(19,079)
BOA	Texas Instruments, Inc.	USD	190.00	Jan 2024	11	1,100	15,945	(19,079)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	12,354	(16,437)
BOA	Texas Instruments, Inc.	USD	195.00	Jan 2024	11	1,100	13,770	(16,437)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	10,690	(14,047)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	11	1,100	11,651	(14,047)
BOA	Texas Instruments, Inc.	USD	200.00	Jan 2024	44	4,400	50,323	(56,190)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	7	700	6,451	(2,464)
JPM	The PNC Financial Services Group, Inc.	USD	170.00	Jan 2024	8	800	7,365	(2,816)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	5	500	6,348	(1,475)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	4	400	4,544	(1,180)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	7	700	5,275	(2,065)
JPM	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2024	8	800	6,152	(2,360)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	6	600	5,654	(1,250)
JPM	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2024	4	400	3,365	(833)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	4	400	2,816	(703)
JPM	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2024	6	600	4,820	(1,054)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	6	600	3,344	(749)
JPM	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2024	4	400	1,924	(499)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	5,473	(4,565)
JPM	Thermo Fisher Scientific, Inc.	USD	610.00	Jan 2024	1	100	7,338	(4,565)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	4,446	(3,670)
JPM	Thermo Fisher Scientific, Inc.	USD	630.00	Jan 2024	1	100	6,289	(3,670)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	3,452	(2,572)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2024	1	100	4,842	(2,572)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	2,598	(1,746)
JPM	Thermo Fisher Scientific, Inc.	USD	690.00	Jan 2024	1	100	3,656	(1,746)
GSI	TransUnion	USD	65.00	Oct 2023	1	100	837	(681)
GSI	TransUnion	USD	65.00	Oct 2023	5	500	4,080	(3,403)
GSI	TransUnion	USD	65.00	Oct 2023	5	500	5,874	(3,403)
GSI	TransUnion	USD	70.00	Oct 2023	1	100	612	(482)
GSI	TransUnion	USD	70.00	Oct 2023	5	500	2,960	(2,410)
GSI	TransUnion	USD	70.00	Oct 2023	5	500	4,404	(2,410)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2024	19	1,900	106,343	(16,559)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2024	20	2,000	66,363	(11,505)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	15,261	(16,611)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2024	8	800	18,869	(16,611)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	12,083	(12,502)
GSI	Visa, Inc., Class A	USD	240.00	Jan 2024	8	800	14,938	(12,502)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	9,264	(9,098)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2024	8	800	11,578	(9,098)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	7,086	(6,397)
36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2024	8	800	$8,778	$(6,397)
JPM	Waste Connections, Inc.	USD	145.00	Jun 2023	4	400	1,056	(1,148)
JPM	Waste Connections, Inc.	USD	145.00	Jun 2023	4	400	707	(1,148)
JPM	Waste Connections, Inc.	USD	150.00	Jun 2023	4	400	645	(554)
JPM	Waste Connections, Inc.	USD	150.00	Jun 2023	4	400	360	(554)
JPM	Waste Connections, Inc.	USD	160.00	Jun 2023	4	400	205	(96)
JPM	Waste Connections, Inc.	USD	160.00	Jun 2023	4	400	104	(96)
JPM	Waste Connections, Inc.	USD	165.00	Jun 2023	4	400	127	(38)
JPM	Waste Connections, Inc.	USD	165.00	Jun 2023	4	400	61	(38)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,881	(30,419)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2024	41	4,100	40,217	(30,419)
CITI	Yum! Brands, Inc.	USD	145.00	Jan 2024	20	2,000	11,242	(10,797)
CITI	Yum! Brands, Inc.	USD	150.00	Jan 2024	20	2,000	10,042	(7,624)
							$3,039,162	$(3,653,676)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 54.2%
U.S. Government – 24.4%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$28,185,000	$18,688,058
1.375%, 11/15/2040	26,558,000	18,292,860
1.750%, 08/15/2041	26,163,000	18,943,641
1.875%, 02/15/2041 to 11/15/2051	3,342,000	2,360,255
2.000%, 08/15/2051	5,417,000	3,810,309
2.250%, 02/15/2052	482,000	359,429
2.875%, 05/15/2052	2,062,000	1,763,977
3.000%, 08/15/2052	6,957,000	6,111,290
3.375%, 08/15/2042	536,000	503,254
3.625%, 02/15/2053	3,242,000	3,218,698
3.875%, 02/15/2043	2,850,000	2,875,383
4.000%, 11/15/2052	4,580,000	4,860,525
5.250%, 11/15/2028	380,000	411,246
U.S. Treasury Notes
0.375%, 11/30/2025 to 07/31/2027	13,265,000	11,696,009
0.750%, 05/31/2026	4,928,000	4,482,555
1.125%, 08/31/2028	1,508,000	1,324,154
1.375%, 10/31/2028	6,627,000	5,879,650
1.500%, 08/15/2026 to 11/30/2028	16,321,000	15,130,190
1.625%, 05/15/2026	4,942,000	4,627,141
1.750%, 12/31/2026	1,523,000	1,418,056
1.875%, 02/28/2029	4,806,000	4,366,138
2.000%, 11/15/2026	4,011,000	3,772,220
2.625%, 02/15/2029 to 07/31/2029	2,233,000	2,115,783
2.750%, 02/15/2028 to 05/31/2029	5,639,000	5,407,921
2.875%, 04/30/2025	2,850,000	2,783,314
3.000%, 07/15/2025 to 09/30/2025	8,101,000	7,923,814
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.250%, 06/30/2027 to 06/30/2029	$2,437,000	$2,389,310
3.500%, 01/31/2028 to 02/15/2033	10,452,000	10,437,139
3.625%, 03/31/2028	12,886,000	12,907,141
3.875%, 03/31/2025	2,709,000	2,700,746
4.000%, 02/29/2028 to 02/28/2030	8,302,000	8,467,825
4.375%, 10/31/2024	241,000	241,282
4.500%, 11/30/2024	42,000	42,164
4.625%, 02/28/2025 to 03/15/2026	3,536,000	3,610,357
		193,921,834
U.S. Government Agency – 29.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 02/01/2041 (A)	7,497,993	6,452,426
2.000%, 01/01/2041 to 12/01/2051	13,176,975	11,230,926
2.304%, (12 month LIBOR + 1.642%), 08/01/2043 (B)	80,243	80,406
2.368%, (12 month LIBOR + 1.635%), 07/01/2043 (B)	50,772	51,464
2.500%, 04/01/2042 to 03/01/2052	6,665,345	5,803,076
2.508%, (12 month LIBOR + 1.631%), 11/01/2043 (B)	89,197	90,021
2.553%, (12 month LIBOR + 1.646%), 10/01/2043 (B)	163,539	165,921
2.557%, (12 month LIBOR + 1.606%), 09/01/2043 (B)	43,036	43,177
2.673%, (12 month LIBOR + 1.611%), 10/01/2043 (B)	98,152	98,803

37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.817%, (12 month LIBOR + 1.641%), 05/01/2049 (B)	$305,791	$300,937
2.838%, (12 month LIBOR + 1.719%), 01/01/2044 (B)	179,111	179,840
2.980%, (12 month LIBOR + 1.637%), 09/01/2045 (B)	938,153	947,566
3.000%, 04/01/2040 to 09/01/2046	2,908,279	2,694,638
3.000%, 08/01/2043 (A)	944,830	879,416
3.380%, (12 month LIBOR + 1.650%), 03/01/2043 (B)	103,934	107,536
3.470%, (12 month LIBOR + 1.637%), 03/01/2049 (B)	437,949	443,020
3.500%, 06/01/2046 to 10/01/2046	751,749	709,952
3.884%, (12 month LIBOR + 1.688%), 09/01/2047 (B)	501,120	509,083
3.912%, (1 month SOFR + 2.130%), 07/01/2052 (B)	403,912	390,718
3.986%, (1 month SOFR + 2.140%), 08/01/2052 (B)	531,675	509,949
3.997%, 12/14/2029 (C)	1,179,000	902,987
4.000%, 07/01/2049	1,373,053	1,344,311
4.069%, (12 month LIBOR + 1.636%), 04/01/2048 (B)	1,037,935	1,052,718
4.119%, (1 month SOFR + 2.380%), 09/01/2052 (B)	276,462	268,992
4.301%, (1 month SOFR + 2.130%), 07/01/2052 (B)	483,043	473,085
4.500%, 06/01/2039 to 07/01/2039	89,764	89,906
5.497%, (12 month LIBOR + 1.770%), 09/01/2042 (B)	72,388	74,219
6.268%, (12 month LIBOR + 1.688%), 02/01/2043 (B)	120,625	122,691
Federal National Mortgage Association
1.500%, 10/01/2041 to 07/01/2051	12,677,937	10,306,445
1.520%, 08/21/2035	1,478,000	1,048,952
1.615%, (1 month SOFR + 2.212%), 12/01/2051 (B)	259,711	233,669
1.900%, 01/25/2036	1,322,000	973,481
2.000%, TBA (A)	1,500,000	1,239,421
2.000%, 06/01/2040 to 02/01/2042 (A)	18,173,899	15,633,920
2.000%, 11/01/2040 to 03/01/2047	33,394,393	28,428,363
2.500%, 12/01/2035 to 03/01/2052	22,688,318	20,164,928
2.511%, (12 month LIBOR + 1.560%), 06/01/2043 (B)	65,641	65,745
2.983%, (12 month LIBOR + 1.603%), 03/01/2050 (B)	1,063,944	1,044,610
3.000%, 05/01/2040 to 07/01/2060	47,947,530	44,011,254
3.293%, (12 month LIBOR + 1.579%), 10/01/2043 (B)	217,653	218,924
3.500%, TBA (A)	5,900,000	5,479,622
3.500%, 03/01/2042 to 04/01/2050	13,937,895	13,221,549
3.683%, (1 month SOFR + 2.370%), 08/01/2052 (B)	592,692	570,802
3.739%, (12 month LIBOR + 1.579%), 06/01/2045 (B)	280,142	285,099
3.965%, (1 month SOFR + 2.120%), 08/01/2052 (B)	234,693	225,629
4.000%, 01/01/2027 to 05/01/2049	11,870,115	11,679,744
4.027%, 11/15/2030 (C)	3,465,000	2,552,734
4.029%, (12 month LIBOR + 1.583%), 01/01/2046 (B)	729,795	741,893
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.148%, (1 month SOFR + 2.120%), 09/01/2052 (B)	$874,218	$858,959
4.152%, (1 month SOFR + 2.133%), 10/01/2052 (B)	1,983,885	1,947,746
4.168%, (1 month SOFR + 2.120%), 07/01/2052 (B)	925,879	896,784
4.227%, (1 month SOFR + 2.370%), 09/01/2052 (B)	268,860	263,254
4.249%, (1 month SOFR + 2.127%), 11/01/2052 (B)	686,995	676,360
4.315%, (1 month SOFR + 2.125%), 08/01/2052 (B)	1,056,147	1,038,975
4.354%, (1 month SOFR + 2.124%), 07/01/2052 (B)	1,021,261	1,005,961
4.500%, 06/01/2041 to 11/01/2048	2,329,239	2,344,501
4.532%, (1 month SOFR + 2.120%), 11/01/2052 (B)	462,993	459,480
4.621%, (1 month SOFR + 2.127%), 08/01/2052 (B)	1,170,367	1,160,446
4.645%, (1 month SOFR + 2.122%), 08/01/2052 (B)	877,684	864,881
4.647%, (1 month SOFR + 2.130%), 08/01/2052 (B)	921,569	914,555
5.500%, TBA (A)	500,000	505,078
5.500%, 09/01/2052	774,760	808,718
6.000%, TBA (A)	5,400,000	5,507,990
6.130%, (12 month LIBOR + 1.641%), 01/01/2043 (B)	47,843	48,869
6.500%, TBA (A)	3,800,000	3,921,415
6.500%, 11/01/2052 to 02/01/2053	857,221	921,340
6.976%, (12 month LIBOR + 1.567%), 03/01/2043 (B)	24,148	24,823
7.000%, 02/01/2053	700,541	736,355
Government National Mortgage Association
3.000%, 06/20/2043 to 10/20/2050	8,072,404	7,401,404
3.500%, 01/20/2048	479,341	453,355
4.000%, 06/20/2047 to 04/20/2048	3,667,610	3,583,139
4.500%, 08/15/2047 to 02/20/2049	1,063,124	1,058,872
6.000%, TBA (A)	3,600,000	3,663,477
6.000%, 01/20/2053	1,595,319	1,664,504
		236,875,809
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $455,823,197)		$430,797,643
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	1,045,000	1,067,614
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	311,000	311,914
Canada – 0.1%
Province of Saskatchewan 3.250%, 06/08/2027	415,000	403,037
Israel – 0.2%
State of Israel 4.500%, 01/17/2033	1,116,000	1,110,420
Italy – 0.0%
Republic of Italy 3.875%, 05/06/2051	200,000	142,120

38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.5%
Government of Mexico
3.500%, 02/12/2034	$2,071,000	$1,755,814
3.750%, 04/19/2071	688,000	456,722
3.771%, 05/24/2061	458,000	308,912
4.350%, 01/15/2047	227,000	179,179
4.400%, 02/12/2052	543,000	423,594
4.500%, 04/22/2029	463,000	451,974
4.600%, 02/10/2048	200,000	162,913
		3,739,108
Panama – 0.0%
Republic of Panama 6.853%, 03/28/2054	301,000	308,625
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	545,000	469,231
Peru – 0.0%
Republic of Peru
3.000%, 01/15/2034	208,000	169,523
3.600%, 01/15/2072	161,000	107,213
		276,736
Poland – 0.2%
Republic of Poland
4.875%, 10/04/2033 (A)	903,000	898,846
5.500%, 04/04/2053 (A)	557,000	563,684
		1,462,530
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,774,171)		$9,291,335
CORPORATE BONDS – 24.6%
Communication services – 1.4%
AT&T, Inc.
1.700%, 03/25/2026	1,362,000	1,253,040
3.500%, 06/01/2041	293,000	231,233
3.650%, 09/15/2059	286,000	204,374
3.800%, 12/01/2057	824,000	611,746
Charter Communications Operating LLC 3.500%, 06/01/2041 to 03/01/2042	1,149,000	777,988
Comcast Corp.
2.987%, 11/01/2063	342,000	221,747
4.049%, 11/01/2052	295,000	248,101
5.350%, 11/15/2027	601,000	625,748
5.500%, 11/15/2032	556,000	592,907
Discovery Communications LLC 4.000%, 09/15/2055	320,000	212,209
Paramount Global 4.950%, 05/19/2050	364,000	272,448
T-Mobile USA, Inc.
1.500%, 02/15/2026	203,000	185,442
2.250%, 02/15/2026	639,000	594,309
2.550%, 02/15/2031	452,000	383,111
2.875%, 02/15/2031	124,000	106,967
3.500%, 04/15/2031	82,000	73,732
4.950%, 03/15/2028	607,000	612,801
5.050%, 07/15/2033	750,000	753,713
5.650%, 01/15/2053	653,000	668,814
Verizon Communications, Inc.
2.355%, 03/15/2032	760,000	623,503
2.650%, 11/20/2040	383,000	273,463
3.875%, 03/01/2052	304,000	245,782
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042 (D)	601,000	502,697
5.141%, 03/15/2052 (D)	1,062,000	860,468
5.391%, 03/15/2062 (D)	377,000	304,736
		11,441,079
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.4%
Ford Motor Company 4.750%, 01/15/2043	$59,000	$45,243
Ford Motor Credit Company LLC
2.700%, 08/10/2026	313,000	278,567
2.900%, 02/10/2029	551,000	456,212
7.350%, 03/06/2030	270,000	277,425
General Motors Company
5.200%, 04/01/2045	244,000	205,529
5.400%, 10/15/2029	532,000	527,152
General Motors Financial Company, Inc. 3.100%, 01/12/2032	294,000	239,553
Harley-Davidson Financial Services, Inc. 6.500%, 03/10/2028 (D)	909,000	918,923
Hyundai Capital America
0.800%, 01/08/2024 (D)	241,000	232,174
1.300%, 01/08/2026 (D)	577,000	518,149
5.500%, 03/30/2026 (D)	904,000	905,361
5.600%, 03/30/2028 (D)	602,000	603,196
Lowe's Companies, Inc.
4.250%, 04/01/2052	574,000	471,021
5.150%, 07/01/2033	828,000	835,894
5.625%, 04/15/2053	735,000	737,399
5.750%, 07/01/2053	151,000	153,867
5.850%, 04/01/2063	151,000	153,151
Mercedes-Benz Finance North America LLC 4.800%, 03/30/2028 (D)	720,000	722,121
Target Corp.
4.400%, 01/15/2033	822,000	817,230
4.800%, 01/15/2053	608,000	597,156
The Home Depot, Inc.
2.375%, 03/15/2051	437,000	275,020
3.125%, 12/15/2049	530,000	391,673
3.300%, 04/15/2040	113,000	93,944
3.625%, 04/15/2052	272,000	218,901
		10,674,861
Consumer staples – 1.5%
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,687,000	1,679,957
4.900%, 02/01/2046	435,000	425,131
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/2038	811,000	770,117
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	314,000	290,472
Kenvue, Inc.
4.900%, 03/22/2033 (D)	1,207,000	1,247,044
5.050%, 03/22/2028 to 03/22/2053 (D)	983,000	1,014,832
5.200%, 03/22/2063 (D)	151,000	156,449
Nestle Holdings, Inc.
4.950%, 03/14/2030 (D)	276,000	286,677
5.000%, 03/14/2028 (D)	759,000	789,099
PepsiCo, Inc.
4.450%, 05/15/2028	152,000	155,088
4.650%, 02/15/2053	456,000	467,485
Philip Morris International, Inc.
4.875%, 02/13/2026 to 02/15/2028	1,812,000	1,827,854
5.000%, 11/17/2025	646,000	650,914
5.125%, 11/17/2027 to 02/15/2030	1,298,000	1,324,807
5.375%, 02/15/2033	659,000	673,228
5.750%, 11/17/2032	154,000	161,609
		11,920,763
Energy – 1.6%
Aker BP ASA
3.100%, 07/15/2031 (D)	882,000	745,986
4.000%, 01/15/2031 (D)	349,000	316,907

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
BP Capital Markets America, Inc. 4.812%, 02/13/2033	$1,669,000	$1,694,642
Energy Transfer LP
4.400%, 03/15/2027	135,000	131,151
4.950%, 05/15/2028	1,008,000	993,475
5.300%, 04/15/2047	788,000	690,512
5.400%, 10/01/2047	231,000	205,342
5.750%, 02/15/2033	1,108,000	1,134,791
6.125%, 12/15/2045	244,000	235,861
Exxon Mobil Corp.
3.452%, 04/15/2051	766,000	609,903
4.327%, 03/19/2050	1,008,000	930,519
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	549,946	511,478
2.160%, 03/31/2034 (D)	651,131	559,916
2.625%, 03/31/2036 (D)	459,000	376,657
2.940%, 09/30/2040 (D)	257,409	208,241
MPLX LP
4.950%, 03/14/2052	411,000	357,232
5.000%, 03/01/2033	916,000	896,370
5.650%, 03/01/2053	153,000	147,136
Petroleos Mexicanos
2.378%, 04/15/2025	343,750	334,518
2.460%, 12/15/2025	972,300	938,188
Targa Resources Partners LP
4.875%, 02/01/2031	642,000	600,710
5.500%, 03/01/2030	161,000	157,334
		12,776,869
Financials – 6.9%
American International Group, Inc. 5.125%, 03/27/2033	692,000	687,850
Antares Holdings LP 3.750%, 07/15/2027 (D)	866,000	732,194
Aon Corp. 5.350%, 02/28/2033	365,000	378,069
Athene Global Funding 2.646%, 10/04/2031 (D)	196,000	155,636
Bank of America Corp.
1.530%, (1.530% to 12-6-24, then SOFR + 0.650%), 12/06/2025	2,538,000	2,372,854
1.658%, (1.658% to 3-11-26, then SOFR + 0.910%), 03/11/2027	2,171,000	1,965,566
1.734%, (1.734% to 7-22-26, then SOFR + 0.960%), 07/22/2027	1,968,000	1,764,726
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	451,000	376,370
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	1,505,000	1,398,315
5.080%, (5.080% to 1-20-26, then SOFR + 1.290%), 01/20/2027	1,343,000	1,338,835
Barclays PLC 7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	1,570,000	1,735,334
Blackstone Holdings Finance Company LLC 6.200%, 04/22/2033 (D)	697,000	730,162
Brighthouse Financial, Inc. 3.850%, 12/22/2051	270,000	174,349
Citigroup, Inc. 6.270%, (6.270% to 11-17-32, then SOFR + 2.338%), 11/17/2033	1,027,000	1,110,705
Citizens Financial Group, Inc. 2.500%, 02/06/2030	301,000	237,924
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Cooperatieve Rabobank UA 5.564%, (5.564% to 2-28-28, then 1 Year CMT + 1.400%), 02/28/2029 (D)	$2,128,000	$2,142,273
Credit Suisse Group AG
4.282%, 01/09/2028 (D)	474,000	427,193
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (D)	870,000	862,866
9.016%, (9.016% to 11-15-32, then SOFR + 5.020%), 11/15/2033 (D)	498,000	590,080
Deutsche Bank AG 3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033	966,000	698,909
Enstar Group, Ltd. 3.100%, 09/01/2031	90,000	69,322
Fiserv, Inc.
5.450%, 03/02/2028	911,000	930,462
5.600%, 03/02/2033	607,000	629,535
HSBC Holdings PLC
6.161%, (6.161% to 3-9-28, then SOFR + 1.970%), 03/09/2029	1,212,000	1,246,057
6.254%, (6.254% to 3-9-33, then SOFR + 2.390%), 03/09/2034	1,236,000	1,292,217
6.332%, (6.332% to 3-9-43, then SOFR + 2.650%), 03/09/2044	335,000	353,821
JPMorgan Chase & Co.
1.040%, (1.040% to 2-4-26, then 3 month CME Term SOFR + 0.695%), 02/04/2027	2,108,000	1,881,606
1.045%, (1.045% to 11-19-25, then SOFR + 0.800%), 11/19/2026	358,000	319,468
1.561%, (1.561% to 12-10-24, then SOFR + 0.605%), 12/10/2025	2,261,000	2,120,340
1.578%, (1.578% to 4-22-26, then SOFR + 0.885%), 04/22/2027	677,000	608,267
2.182%, (2.182% to 6-1-27, then SOFR + 1.890%), 06/01/2028	838,000	750,644
KeyBank NA 5.000%, 01/26/2033	335,000	311,229
Liberty Mutual Group, Inc. 5.500%, 06/15/2052 (D)	265,000	252,037
Lloyds Banking Group PLC 5.871%, (5.871% to 3-6-28, then 1 Year CMT + 1.700%), 03/06/2029	1,536,000	1,548,651
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	253,000	234,935
Marsh & McLennan Companies, Inc.
5.450%, 03/15/2053	227,000	233,776
6.250%, 11/01/2052	150,000	168,834
Mitsubishi UFJ Financial Group, Inc.
5.422%, (5.422% to 2-22-28, then 1 Year CMT + 1.380%), 02/22/2029	624,000	629,856
5.441%, (5.441% to 2-22-33, then 1 Year CMT + 1.630%), 02/22/2034	684,000	691,145
5.475%, (5.475% to 2-22-30, then 1 Year CMT + 1.530%), 02/22/2031	383,000	385,735
5.719%, (5.719% to 2-20-25, then 1 Year CMT + 1.080%), 02/20/2026	2,431,000	2,437,250
Mizuho Financial Group, Inc.
5.667%, (5.667% to 5-27-28, then 1 Year CMT + 1.500%), 05/27/2029	912,000	924,850
5.739%, (5.739% to 5-27-30, then 1 Year CMT + 1.650%), 05/27/2031	624,000	636,548
5.754%, (5.754% to 5-27-33, then 1 Year CMT + 1.800%), 05/27/2034	768,000	785,553

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	$1,763,000	$1,668,802
0.864%, (0.864% to 10-21-24, then SOFR + 0.745%), 10/21/2025	151,000	140,056
0.985%, (0.985% to 12-10-25, then SOFR + 0.720%), 12/10/2026	1,391,000	1,239,720
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	1,064,000	945,549
5.123%, (5.123% to 2-1-28, then SOFR + 1.730%), 02/01/2029	761,000	767,046
6.342%, (6.342% to 10-18-32, then SOFR + 2.560%), 10/18/2033	1,026,000	1,120,587
National Australia Bank, Ltd. 6.429%, 01/12/2033 (D)	627,000	645,779
Santander Holdings USA, Inc. 6.499%, (6.499% to 3-9-28, then SOFR + 2.356%), 03/09/2029	909,000	908,162
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	947,000	784,666
Stewart Information Services Corp. 3.600%, 11/15/2031	130,000	102,213
Sumitomo Mitsui Financial Group, Inc.
5.520%, 01/13/2028	1,228,000	1,248,623
5.710%, 01/13/2030	1,213,000	1,252,444
The Goldman Sachs Group, Inc. 1.948%, (1.948% to 10-21-26, then SOFR + 0.913%), 10/21/2027	677,000	604,848
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	267,516
UBS Group AG 5.959%, (5.959% to 1-12-33, then 1 Year CMT + 2.200%), 01/12/2034 (D)	730,000	749,157
Wells Fargo & Company
3.526%, (3.526% to 3-24-27, then SOFR + 1.510%), 03/24/2028	301,000	283,991
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	2,511,000	2,451,041
		54,502,548
Health care – 2.9%
Abbott Laboratories
1.400%, 06/30/2030	685,000	572,171
4.750%, 11/30/2036	458,000	475,755
AbbVie, Inc.
4.050%, 11/21/2039	323,000	288,515
4.250%, 11/21/2049	1,848,000	1,630,815
4.300%, 05/14/2036	198,000	186,113
4.450%, 05/14/2046	201,000	181,867
4.550%, 03/15/2035	456,000	445,862
Amgen, Inc.
4.200%, 03/01/2033	62,000	59,429
5.150%, 03/02/2028	909,000	928,108
5.250%, 03/02/2025 to 03/02/2033	2,279,000	2,316,526
5.650%, 03/02/2053	1,108,000	1,153,097
Astrazeneca Finance LLC
4.875%, 03/03/2028 to 03/03/2033	1,517,000	1,562,337
4.900%, 03/03/2030	910,000	930,777
Bristol-Myers Squibb Company 2.550%, 11/13/2050	361,000	241,527
Centene Corp. 3.000%, 10/15/2030	326,000	274,518
CVS Health Corp.
3.000%, 08/15/2026	295,000	281,484
4.875%, 07/20/2035	89,000	86,846
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DH Europe Finance II Sarl 2.200%, 11/15/2024	$749,000	$719,020
Eli Lilly & Company
4.700%, 02/27/2033	608,000	623,363
4.875%, 02/27/2053	456,000	471,507
4.950%, 02/27/2063	213,000	219,155
Gilead Sciences, Inc.
1.650%, 10/01/2030	275,000	226,371
2.600%, 10/01/2040	473,000	348,796
2.800%, 10/01/2050	752,000	519,175
4.000%, 09/01/2036	244,000	225,656
Haleon US Capital LLC 3.375%, 03/24/2029	277,000	255,551
HCA, Inc. 4.625%, 03/15/2052 (D)	1,244,000	1,032,883
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	1,893,000	1,598,019
2.607%, 12/13/2051 (D)	401,000	280,051
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	224,000	221,264
Takeda Pharmaceutical Company, Ltd. 4.400%, 11/26/2023	193,000	192,257
The Cigna Group
4.900%, 12/15/2048	304,000	286,069
5.400%, 03/15/2033	1,056,000	1,096,364
UnitedHealth Group, Inc.
3.050%, 05/15/2041	143,000	112,715
3.250%, 05/15/2051	452,000	339,592
4.000%, 05/15/2029	571,000	558,290
4.500%, 04/15/2033	466,000	463,319
5.050%, 04/15/2053	466,000	471,030
5.200%, 04/15/2063	310,000	313,870
5.875%, 02/15/2053	727,000	817,143
		23,007,207
Industrials – 2.4%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	258,030	194,282
AerCap Ireland Capital DAC 1.150%, 10/29/2023	3,087,000	2,992,954
Burlington Northern Santa Fe LLC 4.450%, 01/15/2053	121,000	113,022
Canadian National Railway Company
3.850%, 08/05/2032	430,000	408,754
4.400%, 08/05/2052	286,000	267,917
Canadian Pacific Railway Company
1.350%, 12/02/2024	678,000	638,798
1.750%, 12/02/2026	131,000	118,743
Crowley Conro LLC 4.181%, 08/15/2043	464,535	448,508
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	1,610,000	1,552,864
John Deere Capital Corp.
4.150%, 09/15/2027	1,436,000	1,428,438
4.850%, 10/11/2029	501,000	517,313
4.900%, 03/03/2028	759,000	779,922
5.050%, 03/03/2026	1,063,000	1,081,177
Norfolk Southern Corp. 4.450%, 03/01/2033	460,000	447,318
Northrop Grumman Corp.
4.400%, 05/01/2030	975,000	969,657
4.700%, 03/15/2033	630,000	636,406
4.950%, 03/15/2053	450,000	448,656

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Quanta Services, Inc. 0.950%, 10/01/2024	$544,000	$507,382
Raytheon Technologies Corp.
5.150%, 02/27/2033	941,000	979,301
5.375%, 02/27/2053	627,000	659,932
Republic Services, Inc.
4.875%, 04/01/2029	452,000	456,890
5.000%, 04/01/2034	452,000	460,509
The Boeing Company
2.196%, 02/04/2026	1,035,000	960,312
3.250%, 02/01/2035	335,000	273,514
3.750%, 02/01/2050	598,000	452,581
5.930%, 05/01/2060	462,000	461,448
Union Pacific Corp.
2.375%, 05/20/2031	290,000	250,324
2.800%, 02/14/2032	393,000	345,076
3.375%, 02/14/2042	327,000	269,284
		19,121,282
Information technology – 2.0%
Apple, Inc.
2.375%, 02/08/2041	222,000	166,192
2.400%, 08/20/2050	35,000	23,468
2.650%, 05/11/2050 to 02/08/2051	607,000	427,114
3.250%, 08/08/2029	223,000	213,363
3.950%, 08/08/2052	423,000	378,833
4.100%, 08/08/2062	214,000	190,756
Broadcom, Inc.
2.450%, 02/15/2031 (D)	477,000	390,529
3.150%, 11/15/2025	357,000	341,573
3.419%, 04/15/2033 (D)	392,000	327,990
3.469%, 04/15/2034 (D)	307,000	252,134
4.926%, 05/15/2037 (D)	436,000	396,492
Intel Corp.
2.800%, 08/12/2041	713,000	517,078
5.625%, 02/10/2043	174,000	178,322
5.700%, 02/10/2053	302,000	308,220
5.900%, 02/10/2063	425,000	437,426
KLA Corp.
3.300%, 03/01/2050	250,000	191,099
4.950%, 07/15/2052	254,000	251,755
Micron Technology, Inc.
3.477%, 11/01/2051	147,000	95,816
5.875%, 02/09/2033	478,000	483,283
Microsoft Corp.
2.525%, 06/01/2050	334,000	236,332
2.921%, 03/17/2052	300,000	228,052
NXP BV
2.500%, 05/11/2031	304,000	251,316
3.250%, 05/11/2041	299,000	217,839
4.400%, 06/01/2027	330,000	326,012
Oracle Corp.
4.000%, 07/15/2046	529,000	403,603
4.375%, 05/15/2055	184,000	144,830
4.900%, 02/06/2033	780,000	763,984
5.550%, 02/06/2053	406,000	386,529
6.900%, 11/09/2052	990,000	1,109,658
Qualcomm, Inc. 6.000%, 05/20/2053	687,000	780,531
Texas Instruments, Inc.
4.900%, 03/14/2033	1,207,000	1,255,590
5.000%, 03/14/2053	754,000	795,226
VMware, Inc.
0.600%, 08/15/2023	1,335,000	1,309,866
1.000%, 08/15/2024	948,000	894,677
1.400%, 08/15/2026	887,000	784,548
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VMware, Inc. (continued)
4.700%, 05/15/2030	$548,000	$531,989
Xilinx, Inc. 2.375%, 06/01/2030	233,000	203,358
		16,195,383
Materials – 0.9%
Anglo American Capital PLC
3.875%, 03/16/2029 (D)	841,000	773,429
4.750%, 03/16/2052 (D)	470,000	399,069
BHP Billiton Finance USA, Ltd.
4.750%, 02/28/2028	1,216,000	1,230,717
4.875%, 02/27/2026	1,520,000	1,530,246
Freeport-McMoRan, Inc. 5.250%, 09/01/2029	850,000	833,465
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	137,000	131,306
6.000%, 11/15/2041 (D)	111,000	111,779
6.900%, 11/15/2037 (D)	315,000	351,937
Glencore Funding LLC
2.625%, 09/23/2031 (D)	671,000	550,790
3.875%, 04/27/2051 (D)	171,000	130,848
4.875%, 03/12/2029 (D)	243,000	240,116
Rohm and Haas Company 7.850%, 07/15/2029	476,000	542,858
The Dow Chemical Company
6.900%, 05/15/2053	286,000	329,906
7.375%, 11/01/2029	214,000	245,881
		7,402,347
Real estate – 1.5%
Agree LP
2.000%, 06/15/2028	571,000	483,874
2.600%, 06/15/2033	130,000	102,457
4.800%, 10/01/2032	286,000	275,552
American Homes 4 Rent LP
3.625%, 04/15/2032	525,000	454,600
4.300%, 04/15/2052	235,000	184,845
American Tower Corp.
2.950%, 01/15/2051	151,000	96,723
3.125%, 01/15/2027	286,000	266,276
5.500%, 03/15/2028	607,000	618,856
Brixmor Operating Partnership LP 2.500%, 08/16/2031	318,000	245,647
Crown Castle, Inc.
1.050%, 07/15/2026	818,000	720,799
2.900%, 03/15/2027 to 04/01/2041	744,000	625,165
5.000%, 01/11/2028	1,216,000	1,225,627
Essex Portfolio LP
1.700%, 03/01/2028	687,000	590,648
2.550%, 06/15/2031	271,000	222,456
Federal Realty Investment Trust 3.950%, 01/15/2024	363,000	358,441
GLP Capital LP 5.300%, 01/15/2029	265,000	252,850
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	90,000	69,035
4.150%, 04/15/2032	523,000	468,815
Kimco Realty Corp. 4.600%, 02/01/2033	117,000	109,709
Mid-America Apartments LP 4.300%, 10/15/2023	269,000	268,223
Realty Income Corp.
2.200%, 06/15/2028	281,000	247,784
2.850%, 12/15/2032	380,000	314,057
4.850%, 03/15/2030	366,000	360,573

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Realty Income Corp. (continued)
5.625%, 10/13/2032	$834,000	$866,021
Regency Centers LP 2.950%, 09/15/2029	719,000	622,354
STORE Capital Corp.
2.700%, 12/01/2031	183,000	131,927
2.750%, 11/18/2030	465,000	342,624
4.500%, 03/15/2028	702,000	628,702
4.625%, 03/15/2029	335,000	297,119
Sun Communities Operating LP 4.200%, 04/15/2032	525,000	469,232
		11,920,991
Utilities – 2.1%
American Electric Power Company, Inc. 5.625%, 03/01/2033	607,000	627,867
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	190,000	159,968
Baltimore Gas and Electric Company 2.250%, 06/15/2031	407,000	343,369
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	301,000	238,061
4.950%, 04/01/2033	452,000	461,589
Commonwealth Edison Company 5.300%, 02/01/2053	123,000	128,419
Consolidated Edison Company of New York, Inc. 5.200%, 03/01/2033	851,000	877,655
Consumers Energy Company
2.500%, 05/01/2060	233,000	136,442
2.650%, 08/15/2052	182,000	119,909
DTE Electric Company
2.950%, 03/01/2050	475,000	333,579
3.650%, 03/01/2052	217,000	172,523
Duke Energy Carolinas LLC
2.550%, 04/15/2031	277,000	237,618
2.850%, 03/15/2032	505,000	438,877
3.550%, 03/15/2052	368,000	286,288
5.350%, 01/15/2053	610,000	634,282
Duke Energy Corp.
2.550%, 06/15/2031	298,000	249,360
3.500%, 06/15/2051	84,000	61,341
Duke Energy Florida LLC 2.400%, 12/15/2031	406,000	340,734
Duke Energy Progress LLC
2.500%, 08/15/2050	411,000	257,431
5.250%, 03/15/2033	424,000	440,514
Entergy Arkansas LLC
2.650%, 06/15/2051	366,000	236,822
5.150%, 01/15/2033	610,000	626,506
Eversource Energy 1.650%, 08/15/2030	462,000	371,785
Exelon Corp.
5.300%, 03/15/2033	602,000	612,453
5.600%, 03/15/2053	365,000	371,715
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	242,686
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	447,000	373,846
Metropolitan Edison Company
4.300%, 01/15/2029 (D)	478,000	458,082
5.200%, 04/01/2028 (D)	452,000	456,586
MidAmerican Energy Company 2.700%, 08/01/2052	353,000	239,044
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Mississippi Power Company
3.100%, 07/30/2051	$488,000	$335,572
4.250%, 03/15/2042	187,000	159,435
NSTAR Electric Company
3.100%, 06/01/2051	251,000	179,632
4.550%, 06/01/2052	331,000	308,421
Pacific Gas & Electric Company
2.100%, 08/01/2027	218,000	190,116
3.950%, 12/01/2047	933,000	663,199
4.200%, 06/01/2041	236,000	186,110
4.500%, 07/01/2040	140,000	114,915
4.750%, 02/15/2044	137,000	109,951
4.950%, 07/01/2050	1,300,000	1,071,022
PECO Energy Company 2.850%, 09/15/2051	491,000	335,388
Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	396,000	367,748
5.150%, 03/30/2026 (D)	301,000	302,314
Public Service Company of Oklahoma 3.150%, 08/15/2051	275,000	189,834
Public Service Electric & Gas Company
1.900%, 08/15/2031	546,000	444,180
2.050%, 08/01/2050	113,000	66,992
2.700%, 05/01/2050	222,000	150,267
Public Service Enterprise Group, Inc. 1.600%, 08/15/2030 (E)	220,000	176,004
Southern California Edison Company 4.125%, 03/01/2048	306,000	253,001
Virginia Electric and Power Company
2.950%, 11/15/2051	407,000	277,475
5.450%, 04/01/2053	136,000	138,876
Wisconsin Electric Power Company 4.750%, 09/30/2032	408,000	410,277
		16,966,080
TOTAL CORPORATE BONDS (Cost $205,090,145)		$195,929,410
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	285,000	191,512
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	929,487
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	874,518
Ohio State University 4.800%, 06/01/2111	464,000	426,948
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	533,380
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,955,845
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.5%
Commercial and residential – 4.2%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	125,167	115,075
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	86,251	77,927
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	492,331	390,066
BANK
Series 2022-BNK44, Class A5, 5.746%, 11/15/2055 (F)	685,000	716,059

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK (continued)
Series 2023-5YR1, Class A3, 6.260%, 03/15/2056 (A)	$971,000	$1,000,111
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	427,000	389,246
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	214,000	207,778
Benchmark Mortgage Trust Series 2019-B13, Class A4 2.952%, 08/15/2057	334,000	290,851
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	344,779	320,934
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 5.384%, 09/15/2036 (B)(D)	2,021,000	1,943,073
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 5.373%, 10/15/2038 (B)(D)	925,788	886,903
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	247,558	237,303
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5 4.580%, 05/15/2054 (F)	272,000	263,593
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	656,840	522,959
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	703,880	555,171
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	14,416	14,370
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	2,260,000	2,238,452
Series 2013-CR13, Class A4, 4.194%, 11/10/2046 (F)	308,000	303,340
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	707,335
Series 2015-LC19, Class A3, 2.922%, 02/10/2048	1,445,444	1,384,438
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	362,342
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class A2, 3.067%, 06/15/2052	342,000	303,852
Series 2021-C20, Class A3, 2.805%, 03/15/2054	254,000	210,981
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 5.439%, 10/15/2038 (B)(D)	786,984	757,373
FIVE Mortgage Trust Series 2023-V1, Class A3 5.668%, 02/10/2056 (F)	725,000	739,545
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	412,000	409,493
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	$971,000	$953,487
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	335,858	320,739
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	319,000	264,115
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	792,260
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	585,889	573,096
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	372,172	370,388
Series 2013-C17, Class A4, 4.199%, 01/15/2047	202,000	198,905
Series 2014-C23, Class A4, 3.670%, 09/15/2047	330,801	321,001
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,120,576	1,067,870
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	511,399
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	891,458
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	185,780
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 5.635%, 11/15/2038 (B)(D)	1,269,229	1,221,621
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	288,767	236,091
Morgan Stanley Capital I Trust
Series 2019-L2, Class A3, 3.806%, 03/15/2052	454,000	421,147
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	557,000	444,477
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	147,288	134,704
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 5.595%, 05/25/2055 (B)(D)	1,636,267	1,618,312
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	53,125	50,379
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	212,933	199,285
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	197,699	173,765
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	259,821	223,539
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	662,347	546,806

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter), 2.642%, 11/25/2059 (D)	$242,868	$230,924
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	129,798	125,345
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	105,883	100,652
Series 2020-1, Class A1 (2.417% to 1-25-24, then 3.417% thereafter), 2.417%, 01/25/2060 (D)	258,345	244,056
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	110,799	106,426
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (D)	97,378	88,587
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	337,834	282,394
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	628,643	533,152
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	473,090	394,048
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	582,390	466,052
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	1,753,820	1,417,985
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	886,576	750,915
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	631,251	536,586
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	289,423	259,496
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	295,230	262,012
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	216,064	195,053
		33,062,877
U.S. Government Agency – 6.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,002,576	928,997
Series 272, Class F1 (1 month LIBOR + 0.500%), 5.184%, 08/15/2042 (B)	469,720	461,455
Series 280, Class F1 (1 month LIBOR + 0.500%), 5.184%, 09/15/2042 (B)	482,419	474,277
Series 4205, Class PA, 1.750%, 05/15/2043	322,308	279,723
Series 4240, Class FA (1 month LIBOR + 0.500%), 5.184%, 08/15/2043 (B)	873,217	857,945
Series 4742, Class PA, 3.000%, 10/15/2047	869,974	802,884
Series 4793, Class FD (1 month LIBOR + 0.300%), 4.984%, 06/15/2048 (B)	131,964	126,970
Series 4826, Class KF (1 month LIBOR + 0.300%), 4.984%, 09/15/2048 (B)	269,947	259,991
Series 4880, Class DA, 3.000%, 05/15/2050	658,847	611,099
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4993, Class KF (1 month LIBOR + 0.450%), 5.295%, 07/25/2050 (B)	$2,385,008	$2,289,423
Series 5004, Class FM (1 month LIBOR + 0.350%), 5.195%, 08/25/2050 (B)	513,838	493,025
Series 5091, Class AB, 1.500%, 03/25/2051	1,067,972	872,511
Series 5119, Class AB, 1.500%, 08/25/2049	437,413	352,527
Series 5119, Class QF (1 month SOFR + 0.200%), 4.760%, 06/25/2051 (B)	724,731	691,527
Series 5143, Class GA, 2.000%, 06/25/2049	362,502	303,723
Series 5178, Class TP, 2.500%, 04/25/2049	802,061	703,978
Series 5182, Class M, 2.500%, 05/25/2049	505,932	456,187
Series 5201, Class CA, 2.500%, 07/25/2048	742,233	671,939
Series 5202, Class LA, 2.500%, 05/25/2049	727,155	641,426
Series 5203, Class G, 2.500%, 11/25/2048	321,211	285,010
Series 5217, Class CD, 2.500%, 07/25/2049	641,798	584,733
Series 5300, Class C, 2.000%, 09/25/2047	1,037,000	925,928
Federal National Mortgage Association
Series 2012-133, Class JF (1 month LIBOR + 0.350%), 5.195%, 12/25/2042 (B)	400,666	390,917
Series 2012-151, Class NX, 1.500%, 01/25/2043	351,914	301,797
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,199,898	1,074,090
Series 2013-15, Class FA (1 month LIBOR + 0.350%), 5.195%, 03/25/2043 (B)	485,354	474,122
Series 2013-43, Class BP, 1.750%, 05/25/2043	403,717	350,737
Series 2014-25, Class EL, 3.000%, 05/25/2044	453,205	417,202
Series 2015-20, Class EF (1 month LIBOR + 0.350%), 5.195%, 04/25/2045 (B)	1,121,745	1,093,196
Series 2015-26, Class GF (1 month LIBOR + 0.300%), 5.145%, 05/25/2045 (B)	699,564	682,201
Series 2015-32, Class FA (1 month LIBOR + 0.300%), 5.145%, 05/25/2045 (B)	419,034	407,003
Series 2015-48, Class FB (1 month LIBOR + 0.300%), 5.145%, 07/25/2045 (B)	524,899	510,598
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,382,316	1,259,009
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,420,978	1,294,453
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,754,706	2,337,077

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-13, Class PA, 3.000%, 08/25/2046	$538,253	$502,605
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	275,523	261,413
Series 2018-14, Class KC, 3.000%, 03/25/2048	917,593	863,919
Series 2018-8, Class KL, 2.500%, 03/25/2047	499,810	445,114
Series 2018-85, Class EA, 3.500%, 12/25/2048	382,703	367,747
Series 2018-85, Class FE (1 month LIBOR + 0.300%), 5.145%, 12/25/2048 (B)	1,152,070	1,119,790
Series 2019-15, Class FA (1 month LIBOR + 0.500%), 5.345%, 04/25/2049 (B)	272,514	265,490
Series 2019-25, Class PA, 3.000%, 05/25/2048	889,037	822,572
Series 2019-43, Class FC (1 month LIBOR + 0.400%), 5.245%, 08/25/2049 (B)	546,901	529,852
Series 2019-67, Class FB (1 month LIBOR + 0.450%), 5.295%, 11/25/2049 (B)	268,356	260,639
Series 2020-34, Class F (1 month LIBOR + 0.450%), 5.295%, 06/25/2050 (B)	373,086	361,085
Series 2020-45, Class JL, 3.000%, 07/25/2040	912,083	836,619
Series 2020-48, Class AB, 2.000%, 07/25/2050	428,006	360,190
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,309,707	1,114,319
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,816,952	1,484,780
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,033,750	865,433
Series 2021-78, Class PA, 2.500%, 11/25/2051	580,332	515,029
Series 2022-11, Class A, 2.500%, 07/25/2047	1,626,958	1,482,230
Series 2022-28, Class CA, 2.000%, 01/25/2048	598,095	534,604
Series 414, Class A35, 3.500%, 10/25/2042	1,099,279	1,047,632
Government National Mortgage Association
Series 2012-141, Class WA, 4.521%, 11/16/2041 (F)	172,701	171,206
Series 2016-120, Class FA (1 month LIBOR + 0.400%), 5.161%, 09/20/2046 (B)	256,530	250,411
Series 2017-167, Class BQ, 2.500%, 08/20/2044	474,454	437,390
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,252,954	1,044,650
Series 2021-27, Class BD, 5.000%, 02/20/2051	499,474	508,336
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	651,870	654,796
Series 2021-27, Class NT, 5.000%, 02/20/2051	517,318	511,724
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-27, Class Q, 5.000%, 02/20/2051	$453,025	$449,016
Series 2021-8, Class CY, 5.000%, 01/20/2051	462,420	465,034
Series 2022-107, Class C, 2.500%, 06/20/2051	2,166,077	1,866,187
Series 2022-197, Class LF (1 month SOFR + 0.700%), 5.259%, 11/20/2052 (B)	1,893,543	1,892,672
Series 2022-205, Class A, 2.000%, 09/20/2051	782,968	644,672
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,415,957	1,280,336
Series 2022-50, Class DC, 2.500%, 08/20/2051	641,181	558,021
Series 2022-84, Class A, 2.500%, 01/20/2052	638,139	553,204
		49,996,397
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,353,884)		$83,059,274
ASSET BACKED SECURITIES – 11.7%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	331,000	334,891
American Express Credit Account Master Trust
Series 2022-3, Class A 3.750%, 08/15/2027	546,000	536,290
Series 2022-4, Class A 4.950%, 10/15/2027	756,000	763,171
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class A3 2.450%, 11/18/2026	259,000	250,458
Series 2022-2, Class A3 4.380%, 04/18/2028	633,000	625,626
Series 2023-1, Class A3 5.620%, 11/18/2027	913,000	926,028
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	642,787
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	494,000	463,802
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	1,415,000	1,244,120
Series 2022-4A, Class A 4.770%, 02/20/2029 (D)	322,000	316,400
Series 2023-1A, Class A 5.250%, 04/20/2029 (D)	1,358,000	1,360,898
Series 2023-2A, Class A 5.200%, 10/20/2027 (D)	761,000	759,235
Series 2023-4A, Class A 5.340%, 06/20/2029 (D)	1,581,000	1,579,555
BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/2027	988,000	965,347
BMW Vehicle Lease Trust
Series 2023-1, Class A3 5.160%, 11/25/2025	242,000	242,705

46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BMW Vehicle Lease Trust (continued)
Series 2023-1, Class A4 5.070%, 06/25/2026	$457,000	$458,559
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A 3.490%, 05/15/2027	883,000	862,237
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.870%, 02/15/2028	1,891,000	1,903,585
Series 2023-1, Class A4 4.760%, 08/15/2028	630,000	633,717
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	409,030
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 6.495%, 11/26/2046 (B)(D)	322,463	320,383
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	229,826	216,336
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	405,398	370,678
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	531,134	463,935
Discover Card Execution Note Trust Series 2022-A4, Class A 5.030%, 10/15/2027	1,303,000	1,319,857
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.510%, 01/22/2029 (D)	908,000	909,848
Series 2023-1, Class A3 5.420%, 10/22/2029 (D)	560,000	560,815
Ford Credit Auto Lease Trust
Series 2022-A, Class A4 3.370%, 07/15/2025	295,000	289,128
Series 2023-A, Class A3 4.940%, 03/15/2026	971,000	968,311
Series 2023-A, Class A4 4.830%, 05/15/2026	486,000	486,163
Ford Credit Auto Owner Trust
Series 2022-1, Class A 3.880%, 11/15/2034 (D)	2,096,000	2,029,376
Series 2022-A, Class A3 1.290%, 06/15/2026	411,000	393,587
Series 2022-C, Class A4 4.590%, 12/15/2027	746,000	744,759
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	305,212
Series 2023-1, Class A 4.850%, 08/15/2035 (D)	2,358,000	2,363,549
Series 2023-A, Class A3 4.650%, 02/15/2028	2,091,000	2,092,307
GM Financial Automobile Leasing Trust
Series 2023-1, Class A3 5.160%, 04/20/2026	484,000	486,417
Series 2023-1, Class A4 5.160%, 01/20/2027	680,000	681,309
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3 3.100%, 02/16/2027	1,782,000	1,725,626
Series 2022-2, Class A4 3.250%, 04/17/2028	951,000	920,523
Series 2022-4, Class A3 4.820%, 08/16/2027	864,000	866,776
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust Series 2022-1, Class A 5.910%, 10/11/2035 (D)	$786,000	$824,188
Hertz Vehicle Financing LLC
Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	740,000	655,467
Series 2022-1A, Class A 1.990%, 06/25/2026 (D)	1,505,000	1,402,057
Series 2022-4A, Class A 3.730%, 09/25/2026 (D)	735,000	708,841
Series 2023-2A, Class A 5.570%, 09/25/2029 (D)	1,513,000	1,535,350
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.760%, 12/18/2028	398,000	388,970
Series 2023-1, Class A3 5.040%, 04/21/2027	1,641,000	1,653,147
Series 2023-1, Class A4 4.970%, 06/21/2029	789,000	799,162
Hyundai Auto Lease Securitization Trust
Series 2022-C, Class A4 4.480%, 08/17/2026 (D)	873,000	862,740
Series 2023-A, Class A4 4.940%, 11/16/2026 (D)	399,000	398,164
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	503,941
Series 2022-A, Class A3 2.220%, 10/15/2026	1,004,000	965,206
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	322,519
Series 2022-C, Class A4 5.520%, 10/16/2028	693,000	711,699
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	706,464
Series 2023-1, Class A3 4.510%, 11/15/2027	664,000	663,103
Series 2023-1, Class A4 4.310%, 04/16/2029	538,000	534,167
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 6.284%, 10/15/2031 (B)(D)	422,768	421,523
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 6.834%, 12/15/2045 (B)(D)	242,537	243,160
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	1,268,580	1,115,618
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	3,721	3,697
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	29,345	28,740
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	580,262	559,219
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	476,564	454,296
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,128,800	1,059,675
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	623,693	576,833
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	409,115	373,871

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	$107,947	$97,158
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	432,803	387,089
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	310,515	284,891
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	173,867	152,021
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	248,402	216,922
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	1,023,581	893,479
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,391,913	1,181,645
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	869,511	733,360
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	215,673	188,417
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	2,091,201	1,877,870
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	898,649	856,717
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	961,538	842,900
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 4.998%, 10/27/2036 (B)	657,558	642,192
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 4.978%, 01/25/2037 (B)	680,368	669,818
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 4.928%, 10/25/2033 (B)	2,019,989	1,973,222
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 5.047%, 03/23/2037 (B)	1,942,517	1,896,047
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 5.067%, 12/24/2035 (B)	1,340,579	1,311,041
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 5.127%, 03/22/2032 (B)	351,261	340,960
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	412,182
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	615,000	607,274
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	298,755
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	1,878,000	1,850,641
Series 2022-3, Class A3 3.400%, 12/15/2026	625,000	616,128
Series 2022-4, Class A3 4.140%, 02/16/2027	889,000	877,164
Series 2022-5, Class A3 4.110%, 08/17/2026	733,000	725,103
Series 2022-6, Class A3 4.490%, 11/16/2026	1,551,000	1,536,139
Series 2022-7, Class A3 5.750%, 04/15/2027	503,000	507,702
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	$66,342	$63,930
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 6.134%, 02/17/2032 (B)(D)	26,063	26,009
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 5.784%, 09/15/2034 (B)(D)	175,888	174,569
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	128,231	122,739
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	279,254	266,835
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	478,614	428,684
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	757,431	677,005
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	2,079,726	1,861,902
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	1,294,592	1,114,393
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	466,261	414,951
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	1,270,267	1,135,543
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	911,717	828,678
Series 2022-D, Class A1B (1 month SOFR + 1.800%) 6.358%, 10/15/2058 (B)(D)	715,412	718,174
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	23,539	22,502
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	69,756	69,431
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	88,659	80,605
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	307,199	258,007
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	709,410	592,737
Synchrony Card Funding LLC
Series 2022-A1, Class A 3.370%, 04/15/2028	761,000	738,706
Series 2022-A2, Class A 3.860%, 07/15/2028	467,000	458,274
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,152,000	1,157,173
Toyota Auto Loan Extended Note Trust Series 2022-1A, Class A 3.820%, 04/25/2035 (D)	744,000	720,984
Toyota Auto Receivables Owner Trust
Series 2022-B, Class A4 3.110%, 08/16/2027	709,000	679,934
Series 2022-C, Class A4 3.770%, 02/15/2028	667,000	650,463
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	387,135
Series 2023-A, Class A4 4.420%, 08/15/2028	506,000	503,307
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	213,413	186,965
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	577,000	544,334

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust (continued)
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	$1,226,000	$1,196,061
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	1,083,000	1,054,897
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,171,395
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	761,000	759,380
TOTAL ASSET BACKED SECURITIES (Cost $96,820,783)		$93,307,692
SHORT-TERM INVESTMENTS – 2.5%
Short-term funds – 2.5%
John Hancock Collateral Trust, 4.9438% (G)(H)	2,018	20,173
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (G)	19,965,215	19,965,215
TOTAL SHORT-TERM INVESTMENTS (Cost $19,985,393)		$19,985,388
Total Investments (Core Bond Trust) (Cost $880,338,784) – 105.1%		$835,326,587
Other assets and liabilities, net – (5.1%)		(40,777,105)
TOTAL NET ASSETS – 100.0%		$794,549,482
SALE COMMITMENTS OUTSTANDING - (1.0)%
U.S. Government Agency – (1.0%)
Federal National Mortgage Association 3.500%, TBA (A)	$(8,700,000)	$(8,080,121)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $7,936,152)		$(8,080,121)
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $94,360,439 or 11.9% of the fund's net assets as of 3-31-23.
(E)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $20,375.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-23.
Core Bond Trust (continued)
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Austria - 1.0%
ANDRITZ AG	42,455	$2,872,696
Belgium - 0.4%
Azelis Group NV	41,135	1,042,396
Bermuda - 1.6%
Everest Re Group, Ltd.	12,663	4,533,607
Brazil - 0.6%
Banco do Brasil SA	199,200	1,537,100
Canada - 8.9%
Canadian Natural Resources, Ltd.	76,597	4,238,764
Cenovus Energy, Inc.	301,069	5,252,835
Kinross Gold Corp.	553,727	2,605,774
MEG Energy Corp. (A)	152,344	2,447,198
Suncor Energy, Inc.	187,261	5,813,889
Teck Resources, Ltd., Class B	127,231	4,645,838
		25,004,298
China - 2.4%
Alibaba Group Holding, Ltd. (A)	531,600	6,732,978
Finland - 1.0%
Metso Outotec OYJ	102,273	1,116,763
Nordea Bank ABP (Nasdaq Stockholm Exchange)	154,544	1,650,266
		2,767,029
France - 9.9%
Airbus SE	20,560	2,746,160
AXA SA	87,805	2,679,608
Capgemini SE	10,322	1,918,203
Imerys SA	58,990	2,548,460
Kering SA	2,526	1,648,041
Rexel SA (A)	130,486	3,102,282
Sanofi	53,420	5,794,958
SPIE SA	55,143	1,600,520
TotalEnergies SE	97,717	5,761,783
		27,800,015
Germany - 7.1%
Allianz SE	11,198	2,584,913
Brenntag SE	29,720	2,236,625
Commerzbank AG (A)	263,215	2,771,203
Daimler Truck Holding AG (A)	70,091	2,365,513
Deutsche Telekom AG	105,922	2,566,744
Rheinmetall AG	6,635	1,965,629
Siemens AG	32,906	5,330,923
		19,821,550
Greece - 0.6%
Hellenic Telecommunications Organization SA	114,174	1,672,178
India - 1.4%
HDFC Bank, Ltd., ADR	60,225	4,015,201
Ireland - 3.8%
CRH PLC	75,057	3,791,427
Flutter Entertainment PLC (London Stock Exchange) (A)	10,613	1,915,023
Ryanair Holdings PLC (A)	299,641	4,847,237
		10,553,687
Japan - 16.2%
Asahi Group Holdings, Ltd.	73,100	2,720,639

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Pharmaceutical Company, Ltd.	64,100	$1,582,798
Fuji Corp. (Aichi)	157,200	2,661,832
Honda Motor Company, Ltd.	99,200	2,623,956
Idemitsu Kosan Company, Ltd.	57,900	1,267,591
IHI Corp.	151,700	3,810,581
KDDI Corp.	160,000	4,934,043
Komatsu, Ltd.	186,100	4,619,959
Mitsubishi Heavy Industries, Ltd.	51,400	1,893,629
Renesas Electronics Corp. (A)	602,000	8,717,447
Sony Group Corp.	56,800	5,173,536
Subaru Corp.	129,600	2,068,884
Sumitomo Mitsui Financial Group, Inc.	89,200	3,569,568
		45,644,463
Netherlands - 5.4%
Aalberts NV	52,019	2,457,199
ING Groep NV	313,166	3,718,971
Koninklijke Ahold Delhaize NV	90,826	3,103,095
Stellantis NV	325,928	5,923,007
		15,202,272
Norway - 0.5%
Norsk Hydro ASA	176,400	1,316,548
Singapore - 2.5%
Genting Singapore, Ltd.	2,425,800	2,047,392
United Overseas Bank, Ltd.	226,900	5,089,150
		7,136,542
South Korea - 2.0%
Hana Financial Group, Inc.	38,811	1,215,521
POSCO Holdings, Inc.	7,742	2,190,377
Samsung Electronics Company, Ltd.	44,131	2,182,320
		5,588,218
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA (B)	358,333	2,561,863
Sweden - 0.4%
Svenska Handelsbanken AB, A Shares	139,746	1,210,321
Switzerland - 8.0%
Glencore PLC	894,943	5,149,670
Novartis AG	50,699	4,655,108
STMicroelectronics NV	145,454	7,750,359
Swiss Re AG	24,724	2,539,984
UBS Group AG	118,702	2,511,829
		22,606,950
United Kingdom - 20.1%
AstraZeneca PLC	59,956	8,307,119
BAE Systems PLC	562,301	6,801,633
Coca-Cola Europacific Partners PLC	79,931	4,731,116
CVS Group PLC	49,753	1,137,481
Endeavour Mining PLC	91,671	2,209,193
Ferroglobe PLC (A)	271,299	1,340,217
Future PLC	126,068	1,811,960
IMI PLC	246,062	4,657,632
Inchcape PLC	79,352	760,642
Informa PLC	301,545	2,584,669
JD Sports Fashion PLC	1,581,477	3,482,748
NatWest Group PLC	714,371	2,331,001
Nomad Foods, Ltd. (A)	112,251	2,103,584
Shell PLC	139,765	3,983,085
SSE PLC	219,333	4,894,138
Tesco PLC	760,865	2,494,431
WH Smith PLC	148,518	2,749,126
		56,379,775
United States - 3.6%
Applied Materials, Inc.	17,601	2,161,931
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Booking Holdings, Inc. (A)	2,641	$7,005,015
Ovintiv, Inc. (B)	29,366	1,058,610
		10,225,556
TOTAL COMMON STOCKS (Cost $255,137,928)		$276,225,243
SHORT-TERM INVESTMENTS - 3.5%
Short-term funds - 3.5%
Fidelity Government Portfolio, Institutional Class, 4.6871% (C)	5,836,744	5,836,744
John Hancock Collateral Trust, 4.9438% (C)(D)	411,398	4,112,703
TOTAL SHORT-TERM INVESTMENTS (Cost $9,949,634)		$9,949,447
Total Investments (Disciplined Value International Trust) (Cost $265,087,562) - 101.8%		$286,174,690
Other assets and liabilities, net - (1.8%)		(5,045,142)
TOTAL NET ASSETS - 100.0%		$281,129,548
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $3,554,044.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.9%
Australia - 0.0%
MMG, Ltd. (A)	184,000	$53,968
Belgium - 0.0%
Titan Cement International SA (A)	2,489	39,648
Brazil - 2.4%
Anima Holding SA (A)	24,800	12,281
Atacadao SA	7,800	19,067
Banco Bradesco SA	87,225	203,931
Banco do Brasil SA	57,415	443,035
Banco Santander Brasil SA	21,018	111,135
Boa Vista Servicos SA	13,400	19,961
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	21,873
BRF SA (A)	36,731	45,004
Brisanet Participacoes SA	16,300	6,882
Camil Alimentos SA	10,600	14,221
Cia Brasileira de Aluminio	14,963	22,378
Cia Brasileira de Distribuicao	15,747	45,764
Cia Siderurgica Nacional SA	33,485	102,005
Cia Siderurgica Nacional SA, ADR (B)	9,153	28,100
Cielo SA	97,021	92,839
Cogna Educacao SA (A)	86,874	32,052
Construtora Tenda SA (A)	4,000	3,780
Cruzeiro do Sul Educacional SA	10,800	4,475
Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,623	96,182
Dexco SA	6,270	7,274
Direcional Engenharia SA	8,400	26,484
Embraer SA (A)	67,674	277,588
Empreendimentos Pague Menos S/A	17,964	10,987

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Enauta Participacoes SA	16,860	$37,689
Eternit SA	4,300	7,941
Even Construtora e Incorporadora SA	19,800	17,228
Ez Tec Empreendimentos e Participacoes SA	8,609	20,688
Gerdau SA, ADR	21,735	107,154
Guararapes Confeccoes SA	10,200	8,654
Hapvida Participacoes e Investimentos SA (A)(C)	267,172	138,107
International Meal Company Alimentacao SA (A)	26,670	10,208
Iochpe Maxion SA	11,411	27,017
Jalles Machado SA	7,900	10,537
JBS SA	60,990	214,794
JHSF Participacoes SA	28,427	20,752
Lavvi Empreendimentos Imobiliarios Ltda	21,300	21,433
Marisa Lojas SA (A)	19,338	2,442
MRV Engenharia e Participacoes SA	32,337	40,705
Multilaser Industrial SA	20,600	5,568
Natura & Company Holding SA	63,132	164,418
Petroleo Brasileiro SA	380,053	1,986,328
Positivo Tecnologia SA	9,000	13,477
Romi SA	5,677	20,464
Sao Carlos Empreendimentos e Participacoes SA	5,205	15,271
TIM SA	76,910	190,892
Trisul SA	13,137	7,931
Tupy SA	9,951	47,552
Ultrapar Participacoes SA	9,031	24,874
Usinas Siderurgicas de Minas Gerais SA	14,738	23,175
Vale SA	2,648	41,947
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,000	13,286
Via SA (A)	129,207	47,926
Vibra Energia SA	43,287	123,068
YDUQS Participacoes SA	12,275	17,074
Zamp SA (A)	11,800	10,826
		5,086,724
Canada - 0.0%
China Gold International Resources Corp., Ltd.	15,600	56,900
Chile - 0.7%
Banco de Credito e Inversiones SA	811	23,768
Camanchaca SA (A)	214,992	15,002
CAP SA	5,458	45,401
Cementos BIO BIO SA	16,447	10,772
Cencosud SA	114,122	220,682
Cia Sud Americana de Vapores SA	687,612	68,529
Cristalerias de Chile SA	3,626	13,717
Empresa Nacional de Telecomunicaciones SA	15,564	61,351
Empresas CMPC SA	53,560	89,449
Empresas COPEC SA	30,801	217,286
Empresas Hites SA	46,731	5,875
Enel Americas SA	1,058,745	139,558
Falabella SA	34,807	80,140
Grupo Security SA	147,513	29,538
Hortifrut SA	7,570	12,356
Inversiones Aguas Metropolitanas SA	42,648	28,976
Itau CorpBanca Chile SA	10,081,598	24,866
Itau CorpBanca, ADR (A)	3,623	13,043
Masisa SA (A)	321,066	12,838
PAZ Corp. SA	16,523	8,998
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Ripley Corp. SA	137,631	$29,325
Salfacorp SA	66,762	28,012
Sigdo Koppers SA	50,989	71,813
SMU SA	245,031	44,898
Sociedad Matriz SAAM SA	670,600	73,064
Socovesa SA	113,429	14,423
SONDA SA	24,563	12,989
		1,396,669
China - 25.0%
360 DigiTech, Inc., ADR	2,283	44,290
360 Security Technology, Inc., Class A	16,800	42,757
361 Degrees International, Ltd. (A)	119,000	59,088
3SBio, Inc. (C)	146,500	145,800
AAC Technologies Holdings, Inc. (A)	79,500	196,633
Addsino Company, Ltd., Class A	9,800	16,058
Agile Group Holdings, Ltd. (A)	157,000	34,936
Agricultural Bank of China, Ltd., H Shares	1,798,000	665,846
Alibaba Group Holding, Ltd. (A)	170,600	2,160,734
A-Living Smart City Services Company, Ltd. (C)	58,250	50,498
Allmed Medical Products Company, Ltd., Class A	6,100	10,920
Aluminum Corp. of China, Ltd., H Shares	372,000	188,421
Angang Steel Company, Ltd., H Shares	167,800	53,612
Anhui Conch Cement Company, Ltd., H Shares	124,000	429,749
Anhui Construction Engineering Group Company, Ltd., Class A	14,900	13,100
Anhui Guangxin Agrochemical Company, Ltd., Class A	4,480	21,527
Anhui Jinhe Industrial Company, Ltd., Class A	10,200	44,669
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	13,340
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	17,036
Anton Oilfield Services Group (A)	284,000	14,324
Aoshikang Technology Company, Ltd., Class A	4,600	23,462
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,200	20,692
Asia Cement China Holdings Corp.	65,000	27,900
AsiaInfo Technologies, Ltd. (C)	10,000	18,446
Avary Holding Shenzhen Company, Ltd., Class A	8,600	38,890
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	23,924
AviChina Industry & Technology Company, Ltd., H Shares	230,000	120,854
BAIC Motor Corp., Ltd., H Shares (C)	207,000	57,492
Baidu, Inc., ADR (A)	11,954	1,804,098
Baidu, Inc., Class A (A)	3,350	63,118
BAIOO Family Interactive, Ltd. (C)	126,000	6,899
Bank of Beijing Company, Ltd., Class A	90,000	57,674
Bank of Changsha Company, Ltd., Class A	41,600	47,971
Bank of Chengdu Company, Ltd., Class A	28,200	55,661
Bank of China, Ltd., H Shares	5,842,694	2,239,896
Bank of Chongqing Company, Ltd., H Shares	69,500	37,863

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Communications Company, Ltd., H Shares	485,876	$305,570
Bank of Guiyang Company, Ltd., Class A	19,600	15,731
Bank of Hangzhou Company, Ltd., Class A	38,900	65,737
Bank of Jiangsu Company, Ltd., Class A	99,100	101,365
Bank of Nanjing Company, Ltd., Class A	67,500	88,029
Bank of Ningbo Company, Ltd., Class A	36,960	146,809
Bank of Shanghai Company, Ltd., Class A	57,000	49,712
Bank of Suzhou Company, Ltd., Class A	21,010	21,296
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	18,081
Baoshan Iron & Steel Company, Ltd., Class A	116,100	105,421
Baoye Group Company, Ltd., H Shares (A)	22,000	11,169
Baozun, Inc., Class A (A)	1,300	2,502
BBMG Corp., H Shares	220,000	28,609
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	21,630
Beijing Capital International Airport Company, Ltd., H Shares (A)	188,000	138,460
Beijing Dabeinong Technology Group Company, Ltd., Class A (A)	18,200	20,691
Beijing Easpring Material Technology Company, Ltd., Class A	2,900	24,349
Beijing Enlight Media Company, Ltd., Class A	14,200	18,387
Beijing GeoEnviron Engineering & Technology, Inc., Class A	7,200	10,680
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	26,462
Beijing Jingyuntong Technology Company, Ltd., Class A	11,700	11,218
Beijing New Building Materials PLC, Class A	12,300	47,985
Beijing North Star Company, Ltd., H Shares	132,000	14,750
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	22,419
Beijing Originwater Technology Company, Ltd., Class A	3,551	2,611
Beijing Shougang Company, Ltd., Class A	20,200	11,206
Beijing Shunxin Agriculture Company, Ltd., Class A	3,700	19,114
Beijing Sinnet Technology Company, Ltd., Class A	10,500	20,529
Beijing Thunisoft Corp., Ltd., Class A (A)	6,500	9,680
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	35,000	11,039
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	36,686
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	97,200	73,792
BGI Genomics Company, Ltd., Class A	2,400	24,109
Blue Sail Medical Company, Ltd., Class A (A)	7,100	8,130
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bluefocus Intelligent Communications Group Company, Ltd., Class A	17,200	$23,995
BOC International China Company, Ltd., Class A	8,800	13,777
BOE Technology Group Company, Ltd., Class A	248,600	160,632
Bohai Leasing Company, Ltd., Class A (A)	50,900	15,562
Bright Dairy & Food Company, Ltd., Class A	9,600	14,941
BTG Hotels Group Company, Ltd., Class A	4,500	15,298
BYD Electronic International Company, Ltd.	63,500	197,619
C&S Paper Company, Ltd., Class A	7,000	12,321
Cabbeen Fashion, Ltd.	40,000	4,893
Caitong Securities Company, Ltd., Class A	33,670	36,834
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	9,695
CECEP Solar Energy Company, Ltd., Class A	34,200	34,093
CECEP Wind-Power Corp., Class A	25,480	14,361
Central China Management Company, Ltd.	113,732	7,508
Central China Real Estate, Ltd.	118,093	3,285
Changjiang Securities Company, Ltd., Class A	20,700	16,785
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(C)	9,000	5,188
Chaowei Power Holdings, Ltd.	88,000	19,193
Cheetah Mobile, Inc., ADR (A)	918	2,396
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	6,600	17,647
Chengdu Wintrue Holding Company, Ltd., Class A	15,700	25,479
Chengtun Mining Group Company, Ltd., Class A	12,000	9,997
Chengzhi Company, Ltd., Class A	5,100	6,713
China BlueChemical, Ltd., H Shares	200,000	51,635
China Bohai Bank Company, Ltd., H Shares (C)	291,000	49,544
China Cinda Asset Management Company, Ltd., H Shares	588,000	74,318
China CITIC Bank Corp., Ltd., H Shares	670,775	337,442
China Coal Energy Company, Ltd., H Shares	178,000	135,081
China Communications Services Corp., Ltd., H Shares	217,200	106,877
China Conch Environment Protection Holdings, Ltd. (A)	9,500	2,956
China Conch Venture Holdings, Ltd.	109,000	190,884
China Construction Bank Corp., H Shares	8,153,000	5,276,545
China CSSC Holdings, Ltd., Class A	14,900	50,857
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	16,889
China Dili Group (A)(D)	190,600	11,218
China Dongxiang Group Company, Ltd.	361,000	15,683
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	13,479
China Energy Engineering Corp., Ltd., H Shares	162,000	20,253
China Everbright Bank Company, Ltd., H Shares	248,000	75,234

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Galaxy Securities Company, Ltd., H Shares	301,000	$151,545
China Great Wall Securities Company, Ltd., Class A	11,800	14,245
China Greatwall Technology Group Company, Ltd., Class A	14,300	25,768
China Green Electricity Investment of Tianjin Company, Ltd., Class A	7,500	12,494
China Hanking Holdings, Ltd.	61,000	6,109
China Harmony Auto Holding, Ltd.	105,500	13,188
China Hongqiao Group, Ltd.	249,000	239,284
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	13,671
China International Marine Containers Group Company, Ltd., H Shares	97,050	66,859
China Jushi Company, Ltd., Class A	30,900	65,714
China Kepei Education Group, Ltd.	68,000	22,790
China Lesso Group Holdings, Ltd.	133,000	118,838
China Lilang, Ltd.	72,000	35,684
China Maple Leaf Educational Systems, Ltd. (A)(D)	222,000	9,050
China Meheco Company, Ltd., Class A	6,160	12,331
China Merchants Bank Company, Ltd., H Shares	261,500	1,327,902
China Merchants Property Operation & Service Company, Ltd., Class A	4,300	9,529
China Merchants Securities Company, Ltd., H Shares (C)	29,480	28,260
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	38,739
China Minsheng Banking Corp., Ltd., H Shares	371,400	127,260
China Modern Dairy Holdings, Ltd.	171,000	22,040
China National Accord Medicines Corp., Ltd., Class A	2,100	13,507
China National Building Material Company, Ltd., H Shares	391,450	321,742
China National Chemical Engineering Company, Ltd., Class A	40,100	54,153
China National Medicines Corp., Ltd., Class A	3,200	17,360
China National Nuclear Power Company, Ltd., Class A	111,100	103,424
China New Higher Education Group, Ltd. (C)	88,000	28,527
China Nonferrous Mining Corp., Ltd.	22,000	10,404
China Oilfield Services, Ltd., H Shares	128,000	131,583
China Oriental Group Company, Ltd.	164,000	30,938
China Pacific Insurance Group Company, Ltd., H Shares	163,600	433,719
China Petroleum & Chemical Corp., H Shares	1,878,000	1,108,245
China Railway Group, Ltd., H Shares	313,000	191,004
China Railway Signal & Communication Corp., Ltd., H Shares (C)	111,000	40,880
China Reinsurance Group Corp., H Shares	554,000	38,797
China Renaissance Holdings, Ltd. (A)(C)	12,000	11,107
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	15,811
China Resources Medical Holdings Company, Ltd.	103,000	89,267
China Resources Pharmaceutical Group, Ltd. (C)	166,500	131,743
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	5,700	$47,719
China Risun Group, Ltd.	72,000	32,835
China Sanjiang Fine Chemicals Company, Ltd.	105,000	22,964
China SCE Group Holdings, Ltd.	229,200	21,290
China Shanshui Cement Group, Ltd. (A)	117,000	20,505
China Shenhua Energy Company, Ltd., H Shares	288,500	907,887
China Shineway Pharmaceutical Group, Ltd.	32,000	30,120
China Silver Group, Ltd. (A)	94,000	4,846
China South Publishing & Media Group Company, Ltd., Class A	14,900	25,220
China Southern Airlines Company, Ltd., H Shares (A)	48,000	34,245
China State Construction Engineering Corp., Ltd., Class A	265,600	223,938
China Sunshine Paper Holdings Company, Ltd.	31,500	9,520
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,630
China Tower Corp., Ltd., H Shares (C)	3,970,000	480,489
China TransInfo Technology Company, Ltd., Class A (A)	9,500	18,611
China Tungsten And Hightech Materials Company, Ltd., Class A	8,600	16,797
China Vanke Company, Ltd., H Shares	137,592	217,113
China XLX Fertiliser, Ltd.	58,000	30,674
China Yongda Automobiles Services Holdings, Ltd.	101,000	71,751
China Yuhua Education Corp., Ltd. (A)(C)	162,000	27,295
China Zheshang Bank Company, Ltd., H Shares	42,000	14,342
China Zhongwang Holdings, Ltd. (A)(D)	196,800	42,118
Chinasoft International, Ltd. (A)	142,000	89,960
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	11,201
Chongqing Changan Automobile Company, Ltd., Class A	34,190	59,469
Chongqing Rural Commercial Bank Company, Ltd., H Shares	156,000	56,865
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	8,533
CITIC Securities Company, Ltd., H Shares	117,525	251,386
CITIC, Ltd.	350,130	409,236
CMGE Technology Group, Ltd. (A)	30,000	8,826
CMOC Group, Ltd., H Shares	24,000	14,528
CMST Development Company, Ltd., Class A	21,400	16,468
CNHTC Jinan Truck Company, Ltd., Class A	6,000	14,752
CNOOC Energy Technology & Services, Ltd., Class A	33,000	15,857
CNSIG Inner Mongolia Chemical Industry Company, Ltd.	16,000	34,326
COFCO Biotechnology Company, Ltd., Class A	15,200	18,773
COFCO Joycome Foods, Ltd. (A)	202,000	53,328
Colour Life Services Group Company, Ltd. (A)(D)	6,169	439
Consun Pharmaceutical Group, Ltd.	19,000	11,590

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	$57,656
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (A)	30,000	31,022
COSCO SHIPPING Holdings Company, Ltd., H Shares	252,500	284,663
Country Garden Holdings Company, Ltd.	835,155	234,501
CPMC Holdings, Ltd.	76,000	41,683
CSG Holding Company, Ltd., Class A	13,900	13,595
CT Environmental Group, Ltd. (A)(D)	164,000	2,486
CTS International Logistics Corp., Ltd., Class A	8,000	11,085
Daan Gene Company, Ltd., Class A	10,300	24,147
Dexin China Holdings Company, Ltd. (A)	66,000	4,966
DHC Software Company, Ltd., Class A	33,500	40,549
Dian Diagnostics Group Company, Ltd., Class A	2,300	9,597
Digital China Information Service Company, Ltd., Class A	7,800	15,915
Dong-E-E-Jiao Company, Ltd., Class A	2,100	16,204
Dongfang Electric Corp., Ltd., H Shares	18,600	30,051
Dongfeng Motor Group Company, Ltd., H Shares	76,000	35,702
Dongxing Securities Company, Ltd., Class A	12,000	14,669
Dongyue Group, Ltd.	91,000	94,057
Dynagreen Environmental Protection Group Company, Ltd., H Shares	75,000	25,369
East Group Company, Ltd., Class A	26,900	30,499
E-Commodities Holdings, Ltd.	200,000	37,202
Edvantage Group Holdings, Ltd.	39,378	13,423
Everbright Securities Company, Ltd., H Shares (C)	25,600	17,395
Fangda Carbon New Material Company, Ltd., Class A (A)	13,200	12,381
Fangda Special Steel Technology Company, Ltd., Class A	8,800	7,174
Fanhua, Inc., ADR	2,603	22,594
FAW Jiefang Group Company, Ltd., Class A	9,300	11,244
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	14,264
FIH Mobile, Ltd. (A)	306,000	33,150
FinVolution Group, ADR	6,795	28,335
First Capital Securities Company, Ltd., Class A	18,600	16,164
Fosun International, Ltd.	195,460	143,229
Founder Securities Company, Ltd., Class A	31,500	31,977
Foxconn Industrial Internet Company, Ltd., Class A	66,400	166,108
Fu Shou Yuan International Group, Ltd.	103,000	83,340
Fufeng Group, Ltd.	182,200	104,963
Fujian Funeng Company, Ltd., Class A	13,000	23,206
Fujian Sunner Development Company, Ltd., Class A	6,700	24,032
Gansu Shangfeng Cement Company, Ltd., Class A	10,080	17,232
GCL Energy Technology Company, Ltd.	11,700	19,435
GDS Holdings, Ltd., Class A (A)	48,500	113,930
GEM Company, Ltd., Class A	25,800	28,082
Gemdale Corp., Class A	16,600	20,225
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Genertec Universal Medical Group Company, Ltd. (C)	99,000	$59,922
GF Securities Company, Ltd., H Shares	50,000	70,721
Giant Network Group Company, Ltd., Class A	15,500	29,746
Glory Health Industry, Ltd. (A)	84,000	2,507
GoerTek, Inc., Class A	24,400	76,144
Gotion High-tech Company, Ltd., Class A	5,500	23,880
Grand Baoxin Auto Group, Ltd. (A)	219,500	10,377
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	12,192
Greatview Aseptic Packaging Company, Ltd. (A)	44,000	9,024
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	108,363
Greenland Hong Kong Holdings, Ltd.	88,000	7,722
Greentown China Holdings, Ltd.	102,500	132,662
GRG Banking Equipment Company, Ltd., Class A	15,700	28,008
Guangdong Dowstone Technology Company, Ltd., Class A	6,000	13,441
Guangdong Tapai Group Company, Ltd., Class A	13,200	14,020
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	13,398
Guanghui Energy Company, Ltd., Class A	34,100	45,910
Guangshen Railway Company, Ltd., H Shares (A)	211,600	39,003
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	11,833
Guangzhou Automobile Group Company, Ltd., H Shares	154,000	97,313
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	49,238
Guangzhou Haige Communications Group, Inc. Company, Class A	17,800	27,225
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	22,950	22,004
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	19,675
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A	10,700	7,833
Guosen Securities Company, Ltd., Class A	35,700	48,733
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	42,089
Guoyuan Securities Company, Ltd., Class A	17,400	17,137
Haitian International Holdings, Ltd.	70,000	181,453
Haitong Securities Company, Ltd., H Shares	188,000	117,354
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	4,300	11,865
Hangcha Group Company, Ltd., Class A	5,800	16,636
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	26,909
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	18,172
Han's Laser Technology Industry Group Company, Ltd., Class A	8,000	35,313
Harbin Bank Company, Ltd., H Shares (A)(C)	74,000	2,536

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Harbin Electric Company, Ltd., H Shares (A)	84,000	$38,796
HBIS Resources Company, Ltd., Class A	4,700	9,921
Heilongjiang Agriculture Company, Ltd., Class A	9,100	17,813
Henan Shenhuo Coal & Power Company, Ltd., Class A	15,800	40,656
Hengan International Group Company, Ltd.	63,500	294,135
Hengli Petrochemical Company, Ltd., Class A	35,401	83,527
Hengtong Optic-electric Company, Ltd., Class A	13,900	30,563
Hengyi Petrochemical Company, Ltd., Class A	23,800	28,123
Hesteel Company, Ltd., Class A	54,700	18,551
Hiroca Holdings, Ltd.	8,000	11,967
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	67,369
Hongda Xingye Company, Ltd., Class A (A)	28,900	11,814
Honghua Group, Ltd. (A)	367,000	9,921
Honworld Group, Ltd. (A)(C)	56,000	5,539
Hope Education Group Company, Ltd. (A)(C)	352,000	27,757
Hua Hong Semiconductor, Ltd. (A)(C)	47,000	208,394
Huafon Chemical Company, Ltd., Class A	46,600	50,639
Huagong Tech Company, Ltd., Class A	10,600	39,231
Huaibei Mining Holdings Company, Ltd., Class A	10,300	20,318
Huapont Life Sciences Company, Ltd., Class A	10,700	8,754
Huatai Securities Company, Ltd., H Shares (C)	78,200	89,268
Huaxi Securities Company, Ltd., Class A	7,000	8,383
Huaxia Bank Company, Ltd., Class A	79,200	62,071
Huaxin Cement Company, Ltd., Class A	7,100	16,064
Huayu Automotive Systems Company, Ltd., Class A	22,700	55,284
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	10,225
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	30,724
Hubei Xingfa Chemicals Group Company, Ltd., Class A	7,900	35,058
Huishang Bank Corp., Ltd., H Shares	63,300	20,060
Humanwell Healthcare Group Company, Ltd., Class A	12,500	48,694
Hunan Valin Steel Company, Ltd., Class A	44,000	35,674
Hytera Communications Corp, Ltd., Class A (A)	14,800	14,508
iDreamSky Technology Holdings, Ltd. (A)(C)	60,400	33,475
Industrial & Commercial Bank of China, Ltd., H Shares	4,338,000	2,305,385
Industrial Bank Company, Ltd., Class A	131,700	324,181
Industrial Securities Company, Ltd., Class A	37,960	33,821
Ingdan, Inc. (A)(C)	74,000	15,341
Inkeverse Group, Ltd. (A)	75,000	9,454
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	166,200	45,754
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,600	$16,824
Inner Mongolia ERDOS Resources Company, Ltd., Class A	6,300	14,076
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	28,741
Inner Mongolia Xingye Mining Company, Ltd., Class A (A)	13,800	16,193
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	51,513
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	18,500	23,231
Inspur Electronic Information Industry Company, Ltd., Class A	9,300	47,625
Intco Medical Technology Company, Ltd., Class A	3,840	14,449
JCET Group Company, Ltd., Class A	10,100	47,792
Jiangsu Azure Corp., Class A	9,700	20,289
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	19,743
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	9,083
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	10,403
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A (A)	2,700	15,560
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	15,316
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	19,284
Jiangsu Shagang Company, Ltd., Class A	27,000	16,308
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	9,617
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	16,680	10,880
Jiangsu Zhongtian Technology Company, Ltd., Class A	21,300	53,033
Jiangxi Copper Company, Ltd., H Shares	68,000	115,125
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	10,474
Jingrui Holdings, Ltd. (A)	69,000	1,688
Jinmao Property Services Company, Ltd. (A)	7,552	3,960
Jinneng Science&Technology Company, Ltd., Class A	8,700	12,605
Jizhong Energy Resources Company, Ltd., Class A	18,200	18,111
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	21,865
Jointown Pharmaceutical Group Company, Ltd., Class A	7,700	16,739
Juneyao Airlines Company, Ltd., Class A (A)	6,700	17,557
Kangda International Environmental Company, Ltd. (A)(C)	140,000	9,454
Kasen International Holdings, Ltd. (A)	119,000	6,391
Keshun Waterproof Technologies Company, Ltd., Class A (A)	10,700	18,335
Kingfa Sci & Tech Company, Ltd., Class A	12,500	16,923
Kingsoft Corp., Ltd.	93,600	460,130
Kunlun Tech Company, Ltd., Class A	12,300	83,730
KWG Group Holdings, Ltd. (A)	154,013	24,494
KWG Living Group Holdings, Ltd.	88,506	13,859

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lakala Payment Company, Ltd., Class A (A)	4,500	$12,309
LB Group Company, Ltd., Class A	13,400	39,441
Legend Holdings Corp., H Shares (C)	66,200	70,579
Lenovo Group, Ltd.	152,000	164,679
Lens Technology Company, Ltd., Class A	21,100	41,485
Leo Group Company, Ltd., Class A (A)	58,700	20,434
LexinFintech Holdings, Ltd., ADR (A)	14,967	40,561
Leyard Optoelectronic Company, Ltd., Class A	9,800	9,721
Liaoning Cheng Da Company, Ltd., Class A	7,000	13,264
Liaoning Port Company, Ltd., H Shares	204,000	18,227
Lier Chemical Company, Ltd., Class A	5,460	13,655
Lingyi iTech Guangdong Company, Class A (A)	42,900	38,666
Longfor Group Holdings, Ltd. (C)	157,500	444,208
Lonking Holdings, Ltd.	217,000	38,883
Luenmei Quantum Company, Ltd., Class A	23,100	20,871
Luxi Chemical Group Company, Ltd., Class A	14,600	28,986
Luye Pharma Group, Ltd. (A)(C)	189,500	87,909
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	24,928
Maccura Biotechnology Company, Ltd., Class A	6,800	18,254
Mango Excellent Media Company, Ltd., Class A	8,000	43,375
Maoyan Entertainment (A)(C)	19,400	20,887
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	20,588
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	14,500	15,887
Metallurgical Corp. of China, Ltd., H Shares	185,000	47,817
Midea Real Estate Holding, Ltd. (C)	9,600	11,748
Ming Yang Smart Energy Group, Ltd., Class A	14,400	47,252
Minth Group, Ltd.	34,000	103,196
MLS Company, Ltd., Class A	9,700	13,256
Nanjing Iron & Steel Company, Ltd., Class A	38,000	21,537
NavInfo Company, Ltd., Class A	11,700	23,060
NetDragon Websoft Holdings, Ltd.	17,000	29,890
New China Life Insurance Company, Ltd., H Shares	55,300	131,339
New Hope Liuhe Company, Ltd., Class A (A)	16,500	31,775
Newland Digital Technology Company, Ltd., Class A	4,600	11,210
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	14,029
Ningbo Joyson Electronic Corp., Class A	8,100	17,999
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	8,352
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	9,438
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	33,310
Noah Holdings, Ltd., ADR (A)	1,849	30,601
North Industries Group Red Arrow Company, Ltd., Class A	6,800	22,615
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Northeast Securities Company, Ltd., Class A	10,520	$10,390
NVC International Holdings, Ltd. (A)	267,000	2,571
Offshore Oil Engineering Company, Ltd., Class A	30,700	27,385
Orient Securities Company, Ltd., H Shares (C)	42,000	22,527
PCI Technology Group Company, Ltd., Class A	17,100	18,185
Perfect World Company, Ltd., Class A	9,000	22,295
PetroChina Company, Ltd., H Shares	1,912,000	1,129,484
PICC Property & Casualty Company, Ltd., H Shares	436,000	444,767
Ping An Bank Company, Ltd., Class A	116,600	212,474
Ping An Insurance Group Company of China, Ltd., H Shares	356,500	2,306,275
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	22,604
Postal Savings Bank of China Company, Ltd., H Shares (C)	536,000	317,878
Power Construction Corp. of China, Ltd., Class A	61,800	64,083
Q Technology Group Company, Ltd. (A)	37,000	20,231
Qingdao Port International Company, Ltd., H Shares (C)	19,000	9,916
Qingdao Rural Commercial Bank Corp., Class A	34,400	14,176
Qingling Motors Company, Ltd., H Shares	128,000	14,025
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Radiance Holdings Group Company, Ltd.	23,000	13,041
Red Star Macalline Group Corp., Ltd., H Shares (C)	62,480	28,648
Redco Properties Group, Ltd. (A)(C)	96,000	16,259
Renhe Pharmacy Company, Ltd., Class A	14,800	13,649
Risen Energy Company, Ltd., Class A (A)	2,800	11,365
RiseSun Real Estate Development Company, Ltd., Class A (A)	16,000	4,289
Riyue Heavy Industry Company, Ltd., Class A	8,200	26,560
Rongsheng Petrochemical Company, Ltd., Class A	59,400	130,907
SAIC Motor Corp., Ltd., Class A	22,200	46,459
Sailun Group Company, Ltd., Class A	14,200	22,375
Sansteel Minguang Company, Ltd., Class A	16,900	12,058
Sansure Biotech, Inc., Class A	3,136	10,841
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	102,901
Sany Heavy Industry Company, Ltd., Class A	23,200	57,649
Satellite Chemical Company, Ltd., Class A	20,300	47,230
SDIC Capital Company, Ltd., Class A	14,700	14,847
Sealand Securities Company, Ltd., Class A	25,200	12,469
Seazen Group, Ltd. (A)	251,428	65,003
Seazen Holdings Company, Ltd., Class A (A)	14,800	35,096
SF Holding Company, Ltd., Class A	7,400	59,574
Shaanxi Coal Industry Company, Ltd., Class A	59,000	174,624

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	18,100	$36,343
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	7,568
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	10,391
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	41,000	12,861
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,200	23,686
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	25,300	27,498
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	9,500	48,741
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	7,300	24,499
Shandong Linglong Tyre Company, Ltd., Class A	8,600	24,484
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	24,082
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	24,105
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	140,800	224,987
Shanghai AJ Group Company, Ltd., Class A	21,300	16,660
Shanghai Bailian Group Company, Ltd., Class A	13,400	25,420
Shanghai Construction Group Company, Ltd., Class A	41,000	16,300
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	39,500
Shanghai Environment Group Company, Ltd., Class A	11,800	16,022
Shanghai International Port Group Company, Ltd., Class A	44,200	35,685
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,300	30,228
Shanghai Lingang Holdings Corp., Ltd., Class A	7,000	12,944
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	9,432
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	8,313
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	60,000	112,047
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	127,264
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	27,486
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	19,909
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	28,200	33,350
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	31,851
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	36,637
Shanxi Coking Company, Ltd., Class A	16,400	13,227
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	21,300	67,910
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	25,350
Shanying International Holding Company, Ltd., Class A	40,100	14,420
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	$13,385
Shenguan Holdings Group, Ltd.	90,000	4,358
Shengyi Technology Company, Ltd., Class A	15,400	41,427
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	143,200	27,198
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	18,528
Shenzhen Airport Company, Ltd., Class A	12,200	12,933
Shenzhen Aisidi Company, Ltd., Class A	13,100	17,511
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,000	11,866
Shenzhen Fastprint Circuit Tech Company, Ltd., Class A	4,100	7,347
Shenzhen Gas Corp., Ltd., Class A	17,200	17,181
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	8,718
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	12,430
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	21,434
Shenzhen Kinwong Electronic Company, Ltd., Class A	9,700	36,177
Shenzhen Microgate Technology Company, Ltd., Class A	14,600	20,940
Shenzhen MTC Company, Ltd., Class A (A)	26,800	19,238
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,000	30,883
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	15,662
Shenzhen Sunway Communication Company, Ltd., Class A	9,800	29,894
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	9,734
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	11,814
Shijiazhuang Changshan BeiMing Technology Company, Ltd., Class A (A)	23,700	31,351
Shui On Land, Ltd.	390,961	47,376
Sichuan Development Lomon Company, Ltd., Class A (A)	12,700	19,161
Sichuan Hebang Biotechnology Company, Ltd., Class A	69,000	30,083
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	47,216
Sichuan Road and Bridge Group Company, Ltd., Class A	31,000	62,253
Sichuan Yahua Industrial Group Company, Ltd., Class A	2,900	8,949
Sihuan Pharmaceutical Holdings Group, Ltd.	343,000	34,617
Sinolink Securities Company, Ltd., Class A	14,300	18,670
Sinoma International Engineering Company, Class A	21,600	35,126
Sinoma Science & Technology Company, Ltd., Class A	7,900	27,774
Sino-Ocean Group Holding, Ltd.	333,973	37,798
Sinopec Engineering Group Company, Ltd., H Shares	129,000	64,118

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	$52,342
Sinopharm Group Company, Ltd., H Shares	138,800	419,422
Sinotrans, Ltd., H Shares	242,000	74,981
Sinotruk Hong Kong, Ltd.	72,500	112,836
SOHO China, Ltd. (A)	247,000	41,135
SooChow Securities Company, Ltd., Class A	19,110	19,240
Southwest Securities Company, Ltd., Class A	28,700	16,267
Suning Universal Company, Ltd., Class A	15,000	6,687
Suning.com Company, Ltd., Class A (A)	26,300	8,278
Sunshine 100 China Holdings, Ltd. (A)(C)(D)	77,000	3,266
Suzhou Anjie Technology Company, Ltd., Class A	7,300	15,925
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	51,625
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A (A)	21,200	16,167
Tangshan Jidong Cement Company, Ltd., Class A	11,000	13,892
TangShan Port Group Company, Ltd., Class A	52,100	23,525
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	14,107
TBEA Company, Ltd., Class A	22,600	71,391
TCL Technology Group Corp., Class A	98,900	63,730
Ten Pao Group Holdings, Ltd.	80,000	13,507
Tencent Music Entertainment Group, ADR (A)	44,713	370,224
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,393
The People's Insurance Company Group of China, Ltd., H Shares	514,000	171,512
Tian Di Science & Technology Company, Ltd., Class A	33,600	24,879
Tian Ge Interactive Holdings, Ltd. (C)	44,000	2,717
Tiande Chemical Holdings, Ltd.	24,000	6,864
Tiangong International Company, Ltd.	108,000	34,740
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	9,562
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	18,034
Tianma Microelectronics Company, Ltd., Class A	28,385	43,459
Tianneng Power International, Ltd.	78,000	92,381
Tianshan Aluminum Group Company, Ltd., Class A	25,100	27,700
Tianshui Huatian Technology Company, Ltd., Class A	26,300	38,750
Tianyun International Holdings, Ltd. (A)	54,000	11,007
Titan Wind Energy Suzhou Company, Ltd., Class A	12,700	27,281
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	54,508
TongFu Microelectronics Company, Ltd., Class A	6,800	22,022
Tongkun Group Company, Ltd., Class A	12,900	26,963
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	33,938
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Topsec Technologies Group, Inc., Class A	7,000	$12,500
Transfar Zhilian Company, Ltd., Class A	16,500	14,611
Trigiant Group, Ltd. (A)	158,000	7,794
Trip.com Group, Ltd. (A)	750	28,255
Trip.com Group, Ltd., ADR (A)	27,752	1,045,418
Uni-President China Holdings, Ltd.	120,000	121,028
Unisplendour Corp., Ltd., Class A	11,600	49,532
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	26,825
Valiant Company, Ltd., Class A	3,500	8,784
Victory Giant Technology Huizhou Company, Ltd., Class A	9,400	24,501
Vipshop Holdings, Ltd., ADR (A)	41,848	635,253
Viva Biotech Holdings (A)(C)	74,000	14,063
VNET Group, Inc., ADR (A)	7,345	23,798
Wangsu Science & Technology Company, Ltd., Class A	23,700	24,802
Wanxiang Qianchao Company, Ltd., Class A	23,700	18,139
Wasu Media Holding Company, Ltd., Class A	8,900	11,583
Weibo Corp., ADR (A)	2,144	43,009
Weichai Power Company, Ltd., H Shares	143,000	229,462
Weifu High-Technology Group Company, Ltd., Class A	4,400	12,932
Weiqiao Textile Company, H Shares	73,500	11,123
West China Cement, Ltd.	298,000	36,489
Western Securities Company, Ltd., Class A	28,800	26,702
Wingtech Technology Company, Ltd., Class A	6,200	49,981
Wolong Electric Group Company, Ltd., Class A	10,400	19,123
Wuchan Zhongda Group Company, Ltd., Class A	41,000	28,954
Wuhu Token Science Company, Ltd., Class A	20,000	20,442
Wuxi Taiji Industry Company, Ltd., Class A	16,400	14,317
XCMG Construction Machinery Company, Ltd., Class A	52,700	53,166
Xiamen C & D, Inc., Class A	9,700	17,009
Xiamen Intretech, Inc., Class A	7,200	21,849
Xiamen ITG Group Corp., Ltd., Class A	18,100	22,734
Xiamen Tungsten Company, Ltd., Class A	6,100	18,093
Xiamen Xiangyu Company, Ltd., Class A	17,400	27,229
Xianhe Company, Ltd., Class A	3,700	13,657
Xiaomi Corp., Class B (A)(C)	510,400	785,480
Xinfengming Group Company, Ltd., Class A	8,700	13,744
Xingda International Holdings, Ltd.	126,473	26,882
Xingfa Aluminium Holdings, Ltd.	29,000	26,016
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	40,061
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	47,000	40,241
Xinjiang Tianshan Cement Company, Ltd., Class A	15,900	20,473
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	8,549
Xinte Energy Company, Ltd., H Shares	28,400	73,201

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	$19,655
Xinyangfeng Agricultural Technology Company, Ltd., Class A	5,900	9,222
Xinyi Energy Holdings, Ltd.	108,000	32,440
Xinyu Iron & Steel Company, Ltd., Class A	24,700	15,102
XPeng, Inc., A Shares (A)	5,100	28,309
Xuji Electric Company, Ltd., Class A	5,200	17,738
Yankuang Energy Group Company, Ltd., H Shares	80,000	286,436
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	6,300	25,959
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(C)	33,400	31,851
Yifan Pharmaceutical Company, Ltd., Class A (A)	5,200	10,625
Yiren Digital, Ltd., ADR (A)	5,014	10,680
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	11,327
Youngor Group Company, Ltd., Class A	10,400	9,872
Youzu Interactive Company, Ltd., Class A (A)	15,500	29,466
YTO Express Group Company, Ltd., Class A	14,800	39,415
Yunda Holding Company, Ltd., Class A	22,200	38,181
Yunnan Aluminium Company, Ltd., Class A	30,700	60,751
Yunnan Baiyao Group Company, Ltd., Class A	6,160	49,029
Yunnan Copper Company, Ltd., Class A	10,000	18,743
Yunnan Tin Company, Ltd., Class A	5,500	11,874
Zhefu Holding Group Company, Ltd., Class A	14,800	8,774
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	26,855
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	23,668
Zhejiang Chint Electrics Company, Ltd., Class A	15,300	62,305
Zhejiang Crystal-Optech Company, Ltd., Class A	20,200	40,955
Zhejiang Dahua Technology Company, Ltd., Class A	13,200	43,454
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	11,036
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	12,443
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	13,162
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	10,754
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	14,101
Zhejiang Juhua Company, Ltd., Class A	8,900	22,892
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	26,017
Zhejiang NHU Company, Ltd., Class A	21,800	56,940
Zhejiang Orient Gene Biotech Company, Ltd., Class A	2,238	22,305
Zhejiang Semir Garment Company, Ltd., Class A	15,300	13,401
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A (A)	22,500	$20,400
Zhejiang Wanliyang Company, Ltd., Class A (A)	6,300	8,648
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	21,195
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	6,860	15,176
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	25,591
Zheshang Securities Company, Ltd., Class A	10,800	15,848
Zhong An Group, Ltd. (A)	409,000	12,055
Zhongji Innolight Company, Ltd., Class A	4,900	41,998
Zhongjin Gold Corp., Ltd., Class A	31,200	47,760
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	15,255
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	42,047
Zhuzhou CRRC Times Electric Company, Ltd.	15,000	65,263
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	28,429
Zibo Qixiang Tengda Chemical Company, Ltd., Class A (A)	11,900	12,420
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	90,800	48,022
ZTE Corp., H Shares	10,000	29,309
		51,933,566
Colombia - 0.1%
Bancolombia SA	4,172	31,346
Bancolombia SA, ADR	1,955	49,129
Cementos Argos SA	24,726	16,024
Grupo Argos SA	23,761	46,379
		142,878
Cyprus - 0.0%
ASBISc Enterprises PLC	3,999	27,095
Czech Republic - 0.2%
CEZ AS	580	28,157
Komercni banka AS	5,968	198,023
Moneta Money Bank AS (C)	22,384	89,833
		316,013
Greece - 0.4%
Alpha Services and Holdings SA (A)	115,077	141,434
Bank of Greece	667	12,069
Eurobank Ergasias Services and Holdings SA (A)	180,066	238,586
Fourlis Holdings SA	3,756	14,482
HELLENiQ ENERGY Holdings SA	4,654	38,265
Intracom Holdings SA (A)	7,112	14,084
LAMDA Development SA (A)	1,069	6,776
Motor Oil Hellas Corinth Refineries SA	4,652	119,406
Mytilineos SA	1,367	38,971
National Bank of Greece SA (A)	26,494	129,000
Piraeus Financial Holdings SA (A)	27,498	60,059
		813,132
Hong Kong - 4.2%
AAG Energy Holdings, Ltd. (C)	68,000	14,534
Ajisen China Holdings, Ltd.	147,000	16,597
Alibaba Pictures Group, Ltd. (A)	700,000	45,441
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,786

59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Beijing Energy International Holding Company, Ltd. (A)	814,000	$19,646
Beijing Enterprises Holdings, Ltd.	54,000	194,377
Beijing Enterprises Water Group, Ltd.	438,000	109,447
Brilliance China Automotive Holdings, Ltd.	216,000	94,917
C C Land Holdings, Ltd.	125,126	27,043
C&D International Investment Group, Ltd.	16,479	54,121
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	47,588
China Aerospace International Holdings, Ltd.	190,000	10,525
China Aircraft Leasing Group Holdings, Ltd.	23,000	14,542
China Boton Group Company, Ltd. (A)	20,000	7,464
China Education Group Holdings, Ltd.	36,000	34,650
China Everbright Greentech, Ltd. (C)	114,000	23,408
China Everbright, Ltd.	76,000	54,535
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,379
China Foods, Ltd.	74,000	27,591
China Gas Holdings, Ltd.	254,000	357,616
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,133
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	16,800
China Jinmao Holdings Group, Ltd.	541,436	105,405
China Longevity Group Company, Ltd. (A)(D)	93,000	4,869
China Lumena New Materials Corp. (A)(D)	50,900	0
China Medical System Holdings, Ltd.	135,000	212,999
China Merchants Land, Ltd. (A)	260,000	16,845
China Merchants Port Holdings Company, Ltd.	88,558	135,954
China Oil & Gas Group, Ltd. (A)	600,000	21,418
China Overseas Grand Oceans Group, Ltd.	205,920	90,304
China Overseas Land & Investment, Ltd.	282,500	681,525
China Resources Cement Holdings, Ltd.	282,000	138,477
China Resources Gas Group, Ltd.	79,200	291,330
China Resources Land, Ltd.	304,000	1,384,366
China South City Holdings, Ltd. (A)	498,000	32,950
China Taiping Insurance Holdings Company, Ltd.	146,800	156,093
China Traditional Chinese Medicine Holdings Company, Ltd.	286,000	149,839
China Travel International Investment Hong Kong, Ltd. (A)	260,000	53,439
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,312
CIMC Enric Holdings, Ltd.	70,000	67,740
CITIC Resources Holdings, Ltd.	488,000	28,909
Concord New Energy Group, Ltd.	690,000	61,602
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	18,967
COSCO SHIPPING Ports, Ltd.	167,235	111,826
CSSC Hong Kong Shipping Company, Ltd.	116,000	19,692
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	19,234
Digital China Holdings, Ltd.	73,000	33,702
EVA Precision Industrial Holdings, Ltd.	96,000	12,139
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Far East Horizon, Ltd.	183,000	$164,333
GCL Technology Holdings, Ltd. (A)	523,000	135,365
Geely Automobile Holdings, Ltd.	350,000	451,018
Gemdale Properties & Investment Corp., Ltd.	778,000	53,360
Glorious Property Holdings, Ltd. (A)	88,000	829
Glory Sun Financial Group, Ltd. (A)	30,600	663
Goldlion Holdings, Ltd.	36,000	5,781
Goldpac Group, Ltd.	46,000	9,695
Grand Pharmaceutical Group, Ltd.	86,000	49,294
Health & Happiness H&H International Holdings, Ltd.	24,500	40,891
Hi Sun Technology China, Ltd. (A)	240,000	24,179
Hopson Development Holdings, Ltd.	100,381	91,824
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	23,766
IMAX China Holding, Inc. (C)	7,000	6,834
Jinchuan Group International Resources Company, Ltd.	127,000	10,212
Joy City Property, Ltd. (A)	328,000	12,914
Ju Teng International Holdings, Ltd.	130,000	21,459
Kingboard Holdings, Ltd.	73,630	226,399
Kingboard Laminates Holdings, Ltd.	96,500	100,867
Kunlun Energy Company, Ltd.	380,000	296,677
Lee & Man Chemical Company, Ltd.	12,000	7,921
Lee & Man Paper Manufacturing, Ltd.	129,000	51,590
Lee's Pharmaceutical Holdings, Ltd.	54,000	9,391
Lifestyle China Group, Ltd. (A)	42,000	6,418
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	11,297
Min Xin Holdings, Ltd.	24,000	9,942
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	6,919
New World Department Store China, Ltd. (A)	34,000	3,881
Nine Dragons Paper Holdings, Ltd.	185,000	138,504
Orient Overseas International, Ltd.	7,500	143,965
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	4,367
PAX Global Technology, Ltd.	84,000	70,538
Poly Property Group Company, Ltd.	162,126	35,652
Pou Sheng International Holdings, Ltd.	223,000	18,638
Prinx Chengshan Holdings, Ltd.	18,000	13,742
Shandong Hi-Speed New Energy Group, Ltd. (A)	600,000	5,269
Shanghai Industrial Holdings, Ltd.	37,000	49,461
Shanghai Industrial Urban Development Group, Ltd.	359,400	22,681
Shenzhen International Holdings, Ltd.	135,199	119,626
Shenzhen Investment, Ltd.	307,271	54,328
Shimao Group Holdings, Ltd. (A)(D)	150,000	76,014
Shoucheng Holdings, Ltd.	128,000	32,983
Shougang Fushan Resources Group, Ltd.	164,565	52,317
Silver Grant International Holdings Group, Ltd. (A)	160,000	5,692
Sinofert Holdings, Ltd. (A)	300,000	37,850
Sinopec Kantons Holdings, Ltd.	124,000	45,824
Skyworth Group, Ltd.	175,190	90,245
SSY Group, Ltd.	138,000	83,209
Sun Art Retail Group, Ltd.	171,500	68,765
Symphony Holdings, Ltd.	20,000	2,190
TCL Electronics Holdings, Ltd. (A)	114,600	48,290
The Wharf Holdings, Ltd.	64,000	146,432

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Tian An China Investment Company, Ltd.	54,000	$30,831
Tianjin Port Development Holdings, Ltd.	478,000	35,272
Tomson Group, Ltd.	45,714	10,091
Truly International Holdings, Ltd.	136,000	18,927
United Energy Group, Ltd. (A)	542,000	64,097
Vinda International Holdings, Ltd.	39,000	94,124
Wasion Holdings, Ltd.	90,000	39,262
Yuexiu Property Company, Ltd.	165,908	250,856
		8,783,837
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	43,193	316,337
OTP Bank NYRT	2,922	83,422
		399,759
India - 14.8%
ACC, Ltd.	5,847	118,698
Adani Transmission, Ltd. (A)	7,444	90,927
Aditya Birla Capital, Ltd. (A)	55,560	103,712
Alembic Pharmaceuticals, Ltd.	4,559	27,384
Allcargo Logistics, Ltd.	8,212	35,460
Amara Raja Batteries, Ltd.	4,664	32,907
Ambuja Cements, Ltd. (A)	39,378	175,744
Andhra Sugars, Ltd.	6,880	9,082
Apar Industries, Ltd.	1,121	34,334
Apollo Tyres, Ltd.	28,578	111,731
Arvind, Ltd. (A)	12,009	12,370
Ashoka Buildcon, Ltd. (A)	22,051	19,916
Aster DM Healthcare, Ltd. (A)(C)	8,448	24,869
Astra Microwave Products, Ltd.	3,553	9,782
Aurobindo Pharma, Ltd.	32,368	203,823
Avanti Feeds, Ltd.	1,998	8,261
Axis Bank, Ltd.	188,618	1,972,884
Axis Bank, Ltd., GDR	310	16,067
Bajaj Consumer Care, Ltd.	6,744	12,478
Bajaj Holdings & Investment, Ltd.	2,095	151,627
Balmer Lawrie & Company, Ltd.	11,041	14,875
Balrampur Chini Mills, Ltd.	17,968	86,596
Bandhan Bank, Ltd. (A)(C)	32,073	76,679
Bank of Baroda	78,610	162,284
Bank of India	19,819	18,054
Bharat Electronics, Ltd.	179,424	213,438
Bharat Heavy Electricals, Ltd.	72,839	62,496
Birla Corp., Ltd.	2,709	29,501
Birlasoft, Ltd.	4,416	14,091
Bombay Burmah Trading Company	1,557	15,394
BSE, Ltd.	2,172	11,405
Can Fin Homes, Ltd.	2,623	16,968
Canara Bank	30,693	106,342
Ceat, Ltd.	2,623	46,403
Century Enka, Ltd.	1,383	5,818
Century Textiles & Industries, Ltd.	2,062	15,860
Chambal Fertilizers & Chemicals, Ltd.	19,376	62,450
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	5,676
Cholamandalam Financial Holdings, Ltd.	7,288	48,683
Cipla, Ltd.	35,701	391,842
City Union Bank, Ltd.	27,005	41,356
Cochin Shipyard, Ltd. (C)	2,163	12,506
Container Corp. of India, Ltd.	14,589	103,164
Cosmo First, Ltd. (A)	1,525	10,938
CSB Bank, Ltd. (A)	2,395	7,161
Cyient, Ltd.	5,147	62,133
Dalmia Bharat, Ltd.	4,987	119,866
DB Corp., Ltd.	6,129	7,253
DCB Bank, Ltd.	23,624	30,565
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
DCM Shriram, Ltd.	3,740	$33,931
Deepak Fertilisers & Petrochemicals Corp., Ltd.	3,614	24,220
Delta Corp., Ltd.	4,521	9,988
Dhampur Bio Organics, Ltd. (A)	2,503	4,309
Dhampur Sugar Mills, Ltd.	2,503	6,770
Dilip Buildcon, Ltd. (C)	1,316	2,701
Dish TV India, Ltd. (A)	48,852	7,729
Dishman Carbogen Amcis, Ltd. (A)	5,361	8,201
DLF, Ltd.	40,228	174,923
Edelweiss Financial Services, Ltd.	46,814	30,271
EID Parry India, Ltd.	9,392	53,323
Electrosteel Castings, Ltd.	35,427	14,044
Engineers India, Ltd.	11,471	10,486
EPL, Ltd.	5,477	10,735
Equitas Small Finance Bank, Ltd. (A)(C)	13,945	11,439
Exide Industries, Ltd. (A)	26,285	56,986
FDC, Ltd. (A)	2,601	8,104
Federal Bank, Ltd.	191,615	309,267
Filatex India, Ltd.	25,766	10,203
Finolex Cables, Ltd.	3,327	32,658
Finolex Industries, Ltd.	25,360	52,567
Firstsource Solutions, Ltd.	16,189	20,885
Fortis Healthcare, Ltd. (A)	10,064	31,973
Gabriel India, Ltd.	6,164	10,255
GAIL India, Ltd.	268,159	344,961
General Insurance Corp. of India (C)	8,025	13,019
GHCL, Ltd.	6,390	39,158
Glenmark Pharmaceuticals, Ltd.	13,855	78,491
Godawari Power & Ispat, Ltd.	4,899	20,854
Godfrey Phillips India, Ltd.	2,008	44,503
Godrej Industries, Ltd. (A)	2,755	13,547
Granules India, Ltd.	18,305	64,920
Graphite India, Ltd.	3,611	11,523
Grasim Industries, Ltd.	20,596	410,904
Gujarat Alkalies & Chemicals, Ltd.	3,130	22,252
Gujarat Ambuja Exports, Ltd.	10,728	30,506
Gujarat Fluorochemicals, Ltd.	2,610	95,659
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	63,726
Gujarat Pipavav Port, Ltd.	15,449	21,833
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	10,120
Gujarat State Petronet, Ltd.	26,721	86,029
Hathway Cable & Datacom, Ltd. (A)	35,580	5,579
HDFC Bank, Ltd.	13,988	275,034
HEG, Ltd.	765	8,609
Heritage Foods, Ltd.	5,330	9,519
Hero MotoCorp, Ltd.	6,888	196,884
HIL, Ltd.	308	8,973
Himadri Speciality Chemical, Ltd.	24,869	26,381
Hindalco Industries, Ltd.	148,861	734,157
Hinduja Global Solutions, Ltd.	418	5,261
Hindustan Aeronautics, Ltd.	1,878	62,629
Housing Development Finance Corp., Ltd.	53,578	1,714,544
ICICI Bank, Ltd.	196,478	2,098,814
ICICI Bank, Ltd., ADR	3,737	80,644
IDFC First Bank, Ltd. (A)	171,714	115,389
IDFC, Ltd.	92,305	88,648
IIFL Finance, Ltd.	6,254	36,719
IIFL Securities, Ltd.	28,932	17,806
Indiabulls Housing Finance, Ltd. (A)	33,338	39,707
Indiabulls Real Estate, Ltd. (A)	28,092	16,670
Indian Bank	13,953	48,886

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Indian Overseas Bank (A)	71,034	$19,461
Indian Railway Finance Corp., Ltd. (C)	56,808	18,487
Indo Count Industries, Ltd.	3,259	4,407
Indus Towers, Ltd.	55,200	95,894
IndusInd Bank, Ltd.	26,682	348,408
Infibeam Avenues, Ltd. (A)	35,348	6,140
Info Edge India, Ltd.	2,402	112,543
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	4,460
IRCON International, Ltd. (C)	17,211	11,770
Jagran Prakashan, Ltd.	12,700	11,024
Jindal Poly Films, Ltd.	1,066	6,479
Jindal Saw, Ltd.	29,627	52,668
Jindal Stainless, Ltd. (A)	20,479	72,598
Jindal Steel & Power, Ltd.	52,794	351,241
JK Lakshmi Cement, Ltd.	2,089	19,951
JK Paper, Ltd.	7,330	34,173
JK Tyre & Industries, Ltd.	8,887	16,728
JM Financial, Ltd.	33,116	23,903
JSW Energy, Ltd.	35,712	104,238
JSW Steel, Ltd.	79,922	671,712
Jubilant Pharmova, Ltd.	9,201	31,367
Kalpataru Power Transmission, Ltd.	9,196	59,767
Kalyani Steels, Ltd.	2,643	9,522
Kaveri Seed Company, Ltd.	1,661	9,665
KEC International, Ltd.	5,964	33,138
Kiri Industries, Ltd. (A)	1,118	3,832
Kirloskar Ferrous Industries, Ltd.	4,164	23,690
Kirloskar Oil Engines, Ltd.	3,612	17,442
KNR Constructions, Ltd.	5,559	17,214
Kolte-Patil Developers, Ltd.	3,028	9,275
KPIT Technologies, Ltd.	3,011	33,980
KRBL, Ltd.	4,679	19,742
L&T Finance Holdings, Ltd.	74,021	74,119
Larsen & Toubro, Ltd.	47,252	1,247,768
LG Balakrishnan & Bros, Ltd.	1,757	15,834
LIC Housing Finance, Ltd.	39,247	157,333
LT Foods, Ltd.	11,217	13,219
Lupin, Ltd.	14,231	112,381
Maharashtra Seamless, Ltd.	8,424	36,862
Mahindra & Mahindra Financial Services, Ltd.	48,327	137,155
Mahindra & Mahindra, Ltd.	70,868	1,000,861
Mahindra CIE Automotive, Ltd.	17,673	75,593
Maithan Alloys, Ltd.	902	8,779
Manappuram Finance, Ltd.	43,917	66,444
Marksans Pharma, Ltd.	15,357	13,157
MAS Financial Services, Ltd. (C)	1,978	19,111
Mazagon Dock Shipbuilders, Ltd.	1,867	15,052
Meghmani Organics, Ltd.	9,521	8,996
Mishra Dhatu Nigam, Ltd. (C)	4,126	9,275
MOIL, Ltd.	12,580	21,865
Motilal Oswal Financial Services, Ltd.	2,458	18,274
MRF, Ltd.	130	133,154
Muthoot Finance, Ltd.	6,723	80,513
Natco Pharma, Ltd.	1,385	9,516
National Aluminium Company, Ltd.	84,797	81,055
Nava, Ltd.	8,719	23,189
Navneet Education, Ltd.	6,921	7,953
NCC, Ltd.	25,675	33,126
NESCO, Ltd.	1,859	11,695
Neuland Laboratories, Ltd.	358	7,869
NIIT, Ltd. (A)	6,437	25,630
Nilkamal, Ltd.	695	14,842
NMDC Steel, Ltd. (A)	47,542	17,933
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
NMDC, Ltd.	47,542	$64,747
NOCIL, Ltd.	7,663	19,308
Oberoi Realty, Ltd.	9,314	95,720
Omaxe, Ltd. (A)	5,567	3,377
Orient Cement, Ltd.	11,282	15,125
Paisalo Digital, Ltd.	15,039	9,518
PC Jeweller, Ltd. (A)	10,118	3,289
PCBL, Ltd.	15,470	21,875
Petronet LNG, Ltd.	68,687	191,951
Piramal Enterprises, Ltd.	7,847	64,842
Piramal Pharma, Ltd. (A)	31,388	26,332
PNB Housing Finance, Ltd. (A)(C)	3,409	21,323
PNC Infratech, Ltd.	5,394	19,003
Polyplex Corp., Ltd.	2,563	35,712
Power Finance Corp., Ltd.	90,707	168,178
Prestige Estates Projects, Ltd.	16,061	78,786
Pricol, Ltd. (A)	6,161	15,557
PTC India, Ltd.	31,315	32,486
Punjab National Bank	97,317	55,313
Quess Corp., Ltd. (C)	1,882	8,571
Rain Industries, Ltd.	22,684	41,241
Rajesh Exports, Ltd.	6,037	45,026
Rallis India, Ltd.	6,940	16,316
Ramco Industries, Ltd.	4,270	6,404
Ramkrishna Forgings, Ltd.	5,365	18,722
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	11,951
Raymond, Ltd.	2,380	35,311
RBL Bank, Ltd. (A)(C)	21,550	37,189
REC, Ltd.	118,880	168,195
Redington, Ltd.	76,545	156,128
Reliance Industries, Ltd.	21,228	603,584
Reliance Industries, Ltd., GDR (C)	87,194	4,919,377
Reliance Power, Ltd. (A)	176,129	21,507
Repco Home Finance, Ltd.	7,034	15,542
RITES, Ltd.	3,302	14,321
Sagar Cements, Ltd.	2,218	5,178
Samvardhana Motherson International, Ltd.	123,172	100,980
Sangam India, Ltd.	1,995	5,212
Sarda Energy & Minerals, Ltd.	297	3,893
Sharda Cropchem, Ltd.	2,311	13,799
Shilpa Medicare, Ltd.	3,711	10,372
Shipping Corp. of India Land and Assets, Ltd. (A)(D)	14,077	4,633
Shipping Corp. of India, Ltd.	14,077	16,117
Shriram Finance, Ltd.	19,342	297,548
Siyaram Silk Mills, Ltd.	1,656	8,468
Sobha, Ltd.	4,273	22,400
State Bank of India	114,368	730,055
State Bank of India, GDR	3,185	201,953
Steel Authority of India, Ltd.	106,244	107,958
Strides Pharma Science, Ltd. (A)	2,675	9,372
Sun Pharmaceutical Industries, Ltd.	21,745	260,316
Sun TV Network, Ltd.	7,964	40,395
Sundaram Finance, Ltd.	1,056	29,608
Sundaram-Clayton DCC Pvt, Ltd. (A)(D)	51,504	6,267
Sundaram-Clayton, Ltd.	444	20,447
Sunteck Realty, Ltd.	1,942	6,736
Surya Roshni, Ltd.	3,932	31,512
Tamil Nadu Newsprint & Papers, Ltd.	7,174	19,142
Tata Chemicals, Ltd.	12,388	147,219
Tata Coffee, Ltd.	3,872	9,725
Tata Consumer Products, Ltd.	18,133	157,173
Tata Steel, Ltd.	583,100	744,894

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Techno Electric & Engineering Company, Ltd.	7,028	$28,841
The Great Eastern Shipping Company, Ltd.	12,279	96,337
The India Cements, Ltd.	11,167	25,162
The Jammu & Kashmir Bank, Ltd. (A)	20,576	12,260
The Karnataka Bank, Ltd.	33,585	55,838
The Karur Vysya Bank, Ltd.	52,341	66,239
The Ramco Cements, Ltd.	6,862	63,375
The South Indian Bank, Ltd. (A)	134,442	24,041
Thirumalai Chemicals, Ltd.	3,185	6,661
Time Technoplast, Ltd.	13,461	12,585
Transport Corp. of India, Ltd.	3,182	24,381
Triveni Engineering & Industries, Ltd.	5,107	16,872
TV Today Network, Ltd.	1,470	3,241
TV18 Broadcast, Ltd. (A)	57,635	20,262
Uflex, Ltd.	5,261	21,446
Unichem Laboratories, Ltd.	4,453	15,679
Union Bank of India, Ltd.	37,368	30,221
UPL, Ltd.	42,377	370,500
Usha Martin, Ltd.	9,317	24,396
UTI Asset Management Company, Ltd.	1,155	9,020
VA Tech Wabag, Ltd. (A)	3,621	15,574
Vardhman Textiles, Ltd. (A)	16,115	57,887
Varroc Engineering, Ltd. (A)(C)	2,965	9,045
Vedanta, Ltd.	43,705	146,861
Venky's India, Ltd.	433	7,625
Vodafone Idea, Ltd. (A)	275,824	19,687
Voltamp Transformers, Ltd.	332	10,837
Welspun Corp., Ltd.	14,025	34,377
Welspun Enterprises, Ltd.	9,451	14,491
Welspun India, Ltd.	27,184	21,061
West Coast Paper Mills, Ltd.	3,023	19,405
Wipro, Ltd.	91,275	407,102
Wockhardt, Ltd. (A)	5,480	10,253
Yes Bank, Ltd. (A)	196,614	35,985
Zee Entertainment Enterprises, Ltd.	63,894	165,446
Zee Media Corp., Ltd. (A)	54,429	5,782
Zensar Technologies, Ltd.	8,726	29,236
Zydus Lifesciences, Ltd.	16,113	96,313
Zydus Wellnes, Ltd.	386	7,339
		30,739,013
Indonesia - 1.9%
Ace Hardware Indonesia Tbk PT	539,700	17,229
Adaro Energy Indonesia Tbk PT	1,626,200	315,237
Adhi Karya Persero Tbk PT (A)	235,600	6,542
Alam Sutera Realty Tbk PT (A)	1,741,800	17,920
Aneka Tambang Tbk	468,100	65,340
Astra Agro Lestari Tbk PT	49,555	26,768
Astra International Tbk PT	1,321,300	529,433
Bakrie Telecom Tbk PT (A)(D)	17,557,300	29,273
Bank Capital Indonesia Tbk PT (A)	638,900	5,715
Bank Mandiri Persero Tbk PT	771,540	531,318
Bank Negara Indonesia Persero Tbk PT	400,881	250,847
Bank Pan Indonesia Tbk PT	465,597	44,424
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	27,566
Bank Pembangunan Daerah Jawa Timur Tbk PT (A)	625,600	30,694
Bank Tabungan Negara Persero Tbk PT	498,774	40,845
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	6,986
BISI International Tbk PT	290,800	33,074
Blue Bird Tbk PT	5,500	641
Buana Lintas Lautan Tbk PT (A)(D)	1,186,800	10,527
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Bukit Asam Tbk PT	380,100	$101,239
Ciputra Development Tbk PT	1,127,244	74,772
Delta Dunia Makmur Tbk PT	610,700	12,396
Elang Mahkota Teknologi Tbk PT	974,900	51,531
Elnusa Tbk PT	742,600	15,470
Erajaya Swasembada Tbk PT	1,113,500	38,635
Gudang Garam Tbk PT	42,600	73,905
Indah Kiat Pulp & Paper Tbk PT	279,700	140,181
Indika Energy Tbk PT	225,300	36,308
Indo Tambangraya Megah Tbk PT	34,600	91,021
Indocement Tunggal Prakarsa Tbk PT	10,100	7,095
Indofood Sukses Makmur Tbk PT	445,800	184,564
Japfa Comfeed Indonesia Tbk PT	499,770	37,534
Jaya Real Property Tbk PT	215,500	7,044
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	20,204
Krakatau Steel Persero Tbk PT (A)	733,900	14,189
Lippo Karawaci Tbk PT (A)	4,020,148	24,667
Malindo Feedmill Tbk PT (A)	128,500	3,825
Medco Energi Internasional Tbk PT	877,026	59,065
Media Nusantara Citra Tbk PT (A)	718,600	28,325
MNC Vision Networks Tbk PT (A)	614,600	2,051
Multipolar Tbk PT (A)	1,981,400	12,176
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	45,451
Pakuwon Jati Tbk PT	372,300	11,268
Panin Financial Tbk PT	949,400	23,310
Paninvest Tbk PT (A)	116,800	9,183
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	21,639
PP Persero Tbk PT (A)	292,600	11,349
Puradelta Lestari Tbk PT	1,584,700	18,000
Ramayana Lestari Sentosa Tbk PT	463,200	19,930
Salim Ivomas Pratama Tbk PT	670,100	17,870
Samudera Indonesia Tbk PT	784,800	19,574
Semen Indonesia Persero Tbk PT	296,292	124,744
Siloam International Hospitals Tbk PT	90,000	9,103
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	12,277
Summarecon Agung Tbk PT	627,000	22,178
Surya Citra Media Tbk PT	1,429,000	17,949
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Timah Tbk PT	210,500	14,458
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	22,318
United Tractors Tbk PT	169,300	329,016
Vale Indonesia Tbk PT (A)	188,500	83,759
Waskita Karya Persero Tbk PT (A)	596,656	9,005
Wijaya Karya Persero Tbk PT (A)	349,400	12,034
XL Axiata Tbk PT	494,171	65,424
		3,946,415
Kuwait - 0.0%
Kuwait Finance House KSCP	626	1,694
Malaysia - 1.8%
Aeon Company M BHD	28,600	8,440
AFFIN Bank BHD	83,530	38,073
Alliance Bank Malaysia BHD	102,300	78,974
AMMB Holdings BHD	142,862	121,727
Bank Islam Malaysia BHD	51,600	25,153
Batu Kawan BHD	3,100	14,984
Berjaya Assets BHD (A)	77,400	5,263
Berjaya Corp. BHD (A)	439,496	30,436
Berjaya Land BHD (A)	244,400	14,982
Boustead Holdings BHD	116,088	22,514
Bumi Armada BHD (A)	163,800	23,447
Cahya Mata Sarawak BHD	52,100	13,497
CIMB Group Holdings BHD	473,164	570,231

63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Dayang Enterprise Holdings BHD	83,900	$25,561
DRB-Hicom BHD	93,400	29,284
Eco World Development Group BHD	84,300	14,079
Ekovest BHD (A)	146,600	13,131
FGV Holdings BHD	33,400	11,192
Gamuda BHD	119,187	110,433
Genting BHD	138,000	146,066
Genting Malaysia BHD	132,300	79,606
Genting Plantations BHD	22,400	30,013
Hartalega Holdings BHD	132,100	57,053
Hengyuan Refining Company BHD	16,800	13,126
Hiap Teck Venture BHD	118,300	9,143
Hibiscus Petroleum BHD	171,900	38,667
Hong Leong Financial Group BHD	18,299	74,582
IJM Corp. BHD	211,160	76,763
IOI Properties Group BHD	72,700	18,151
JAKS Resources BHD (A)	177,060	7,644
Jaya Tiasa Holdings BHD	58,826	8,820
Keck Seng Malaysia BHD	11,300	8,801
KNM Group BHD (A)	571,500	5,803
Kossan Rubber Industries BHD	48,500	14,425
Land & General BHD	437,820	9,887
Lotte Chemical Titan Holding BHD (C)	30,231	9,248
Magnum BHD	110,314	28,494
Mah Sing Group BHD	192,300	25,742
Malayan Banking BHD	288,737	561,174
Malaysia Building Society BHD	190,704	25,354
Malaysian Resources Corp. BHD	207,000	16,223
Matrix Concepts Holdings BHD	26,100	8,588
MBM Resources BHD	11,400	8,832
Mega First Corp. BHD	12,600	10,001
MISC BHD	75,300	123,440
MKH BHD	49,230	14,074
MNRB Holdings BHD	36,891	7,786
Muhibbah Engineering M BHD (A)	103,950	16,873
Oriental Holdings BHD	35,720	53,779
OSK Holdings BHD	111,397	25,155
Pos Malaysia BHD (A)	30,900	3,784
PPB Group BHD	30,500	114,522
RHB Bank BHD	141,108	178,537
Sapura Energy BHD (A)	655,500	5,177
Sarawak Oil Palms BHD	11,700	6,352
Sime Darby BHD	255,000	124,322
Sime Darby Property BHD	271,300	29,902
SP Setia BHD Group	173,900	23,558
Sunway BHD	140,407	50,687
Supermax Corp. BHD	40,500	8,514
Tan Chong Motor Holdings BHD	6,300	1,638
Top Glove Corp. BHD (A)	277,600	59,328
Tropicana Corp. BHD (A)	161,380	53,472
TSH Resources BHD	114,900	26,593
UEM Edgenta BHD	32,900	7,620
UEM Sunrise BHD (A)	372,300	22,437
UMW Holdings BHD	48,800	42,582
United Malacca BHD	11,900	14,431
UOA Development BHD	124,700	46,893
Velesto Energy BHD (A)	428,800	20,479
WCT Holdings BHD	194,483	18,788
Yinson Holdings BHD	74,200	43,256
YNH Property BHD (A)	6,819	7,675
YTL Corp. BHD	374,937	52,373
		3,667,634
Mexico - 2.7%
Alfa SAB de CV, Class A	370,181	235,215
Alpek SAB de CV	31,500	35,014
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Arca Continental SAB de CV	15,010	$136,090
Banco del Bajio SA (C)	36,231	131,795
Cemex SAB de CV, Series CPO (A)	730,985	402,407
Coca-Cola Femsa SAB de CV	20,752	166,788
Consorcio ARA SAB de CV	25,993	5,510
Corp. Actinver SAB de CV	16,024	11,293
El Puerto de Liverpool SAB de CV, Series C1	11,379	71,305
Fomento Economico Mexicano SAB de CV	40,053	381,304
GCC SAB de CV	14,906	118,288
Genomma Lab Internacional SAB de CV, Class B	28,340	22,820
Gentera SAB de CV	85,192	93,182
Grupo Carso SAB de CV, Series A1	25,878	128,701
Grupo Comercial Chedraui SA de CV	22,430	128,207
Grupo Financiero Banorte SAB de CV, Series O	114,783	966,419
Grupo Financiero Inbursa SAB de CV, Series O (A)	97,071	208,579
Grupo KUO SAB de CV, Series B	42,698	100,703
Grupo Mexico SAB de CV, Series B	173,053	818,593
Grupo Pochteca SAB de CV (A)	9,600	3,996
Grupo Televisa SAB, Series CPO	212,201	224,801
Industrias CH SAB de CV, Series B (A)	18,800	233,696
Industrias Penoles SAB de CV (A)	8,071	120,124
La Comer SAB de CV	16,584	38,681
Megacable Holdings SAB de CV, Series CPO	49,064	125,519
Minera Frisco SAB de CV, Series A1 (A)	168,003	25,639
Nemak SAB de CV (A)(C)	196,961	50,388
Orbia Advance Corp. SAB de CV	73,770	160,435
Organizacion Cultiba SAB de CV (A)	17,095	11,384
Organizacion Soriana SAB de CV, Series B (A)	190,849	328,320
Promotora y Operadora de Infraestructura SAB de CV	15,780	157,415
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	20,420
Vista Energy SAB de CV, ADR (A)	1,887	37,344
Vitro SAB de CV, Series A	6,357	6,597
		5,706,972
Panama - 0.0%
BAC Holding International Corp. (A)	12,573	587
Philippines - 0.8%
ACEN Corp. (A)	30,450	3,447
Alliance Global Group, Inc.	232,800	53,029
Ayala Corp.	10,150	121,973
Ayala Land, Inc.	44,200	21,663
Bank of the Philippine Islands	80,914	152,980
BDO Unibank, Inc.	132,752	314,845
China Banking Corp.	75,528	44,549
Cosco Capital, Inc.	388,900	29,341
DMCI Holdings, Inc.	207,300	43,940
East West Banking Corp.	74,300	9,560
Filinvest Development Corp.	119,475	12,079
Filinvest Land, Inc.	937,500	12,952
First Philippine Holdings Corp.	29,660	33,151
Global Ferronickel Holdings, Inc.	283,424	12,992
GT Capital Holdings, Inc.	3,489	33,176
JG Summit Holdings, Inc.	157,922	139,405
LT Group, Inc.	159,800	29,185
Megaworld Corp.	839,700	30,955
Metropolitan Bank & Trust Company	130,973	141,260
Petron Corp.	289,400	17,878

64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Philex Mining Corp.	161,300	$9,465
Philippine National Bank (A)	65,310	22,605
Philtown Properties, Inc. (A)(D)	3,844	109
Phoenix Petroleum Philippines, Inc. (A)	22,200	3,287
PNB Holdings Corp. (A)(D)	10,246	60
Premium Leisure Corp.	815,000	7,190
Puregold Price Club, Inc.	79,400	45,839
RFM Corp.	133,500	8,295
Rizal Commercial Banking Corp.	62,703	28,228
Robinsons Land Corp.	214,668	58,154
Robinsons Retail Holdings, Inc.	16,680	16,573
San Miguel Corp.	46,220	90,983
Security Bank Corp.	27,730	47,068
Top Frontier Investment Holdings, Inc. (A)	18,024	31,517
Union Bank of the Philippines	69,628	109,087
Vista Land & Lifescapes, Inc.	569,000	17,901
		1,754,721
Poland - 0.8%
Alior Bank SA (A)	7,988	72,134
Asseco Poland SA	3,955	69,815
Bank Polska Kasa Opieki SA	6,202	123,378
Ciech SA	2,826	37,950
Cognor Holding SA	7,020	16,842
Cyfrowy Polsat SA	12,426	48,282
Develia SA	22,340	16,164
Enea SA (A)	19,073	27,972
Grupa Azoty SA (A)	4,728	39,385
Jastrzebska Spolka Weglowa SA (A)	3,425	37,643
KGHM Polska Miedz SA	8,799	249,918
Lubelski Wegiel Bogdanka SA	2,164	19,157
mBank SA (A)	749	53,424
PGE Polska Grupa Energetyczna SA (A)	66,331	96,599
PKP Cargo SA (A)	5,709	21,179
Polimex-Mostostal SA (A)	8,593	9,257
Polski Koncern Naftowy ORLEN SA	35,885	484,375
Santander Bank Polska SA	1,224	82,901
Stalexport Autostrady SA	15,820	9,900
Tauron Polska Energia SA (A)	90,488	40,431
		1,556,706
Qatar - 0.8%
Aamal Company	210,501	47,143
Al Khaleej Takaful Group QSC	11,244	6,189
Alijarah Holding Company QPSC	77,548	14,140
Baladna	72,138	26,190
Barwa Real Estate Company	145,868	104,727
Commercial Bank PSQC	174,283	279,192
Doha Bank QPSC	139,323	62,415
Doha Insurance Company QSC	25,407	13,655
Gulf International Services QSC	102,379	50,076
Gulf Warehousing Company	19,525	20,189
Lesha Bank LLC (A)	70,330	19,091
Mannai Corp. QSC	5,422	8,406
Masraf Al Rayan QSC	247,722	202,171
Medicare Group	9,515	15,186
Mesaieed Petrochemical Holding Company	223,749	118,503
Ooredoo QPSC	80,019	206,656
Qatar Aluminum Manufacturing Company	18,852	7,993
Qatar Fuel QSC	14,450	69,064
Qatar Insurance Company SAQ (A)	125,447	55,286
Qatar National Cement Company QSC	23,781	27,479
Qatar Navigation QSC	41,293	93,582
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Qatar (continued)
Salam International Investment, Ltd., QSC (A)	94,802	$14,263
United Development Company QSC	177,150	53,441
Vodafone Qatar QSC	145,471	69,237
		1,584,274
Russia - 0.0%
Gazprom PJSC, ADR (London Stock Exchange) (A)(D)	196,506	26,135
LUKOIL PJSC, ADR (A)(D)	16,379	27,910
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(D)	1,686	253
RusHydro PJSC, ADR (A)(D)	52,278	1,673
VTB Bank PJSC, GDR (A)(D)	86,297	1,208
		57,179
Saudi Arabia - 3.6%
Al Babtain Power & Telecommunication Company	2,665	16,659
Al Jouf Cement Company (A)	5,694	19,137
Al Khaleej Training and Education Company (A)	2,292	10,124
AlAbdullatif Industrial Investment Company (A)	1,743	8,033
Al-Etihad Cooperative Insurance Company (A)	3,674	15,309
AlJazira Takaful Ta'awuni Company (A)	2,192	9,981
Allianz Saudi Fransi Cooperative Insurance Company (A)	1,628	6,263
Arab National Bank	44,824	309,467
Arabian Cement Company	4,196	40,611
Arriyadh Development Company	5,359	26,175
Bank Al-Jazira	34,800	169,610
Banque Saudi Fransi	43,109	418,219
City Cement Company	6,807	37,468
Dar Al Arkan Real Estate Development Company (A)	49,101	210,757
Dur Hospitality Company (A)	5,874	37,230
Eastern Province Cement Company	3,671	39,678
Emaar Economic City (A)	21,759	46,842
Etihad Etisalat Company	42,915	473,168
Gulf Insurance Group	2,090	15,631
Hail Cement Company	4,570	14,094
Jazan Energy and Development Company (A)	2,068	7,570
L'Azurde Company for Jewelry	2,204	7,926
Methanol Chemicals Company (A)	2,886	18,891
Mobile Telecommunications Company Saudi Arabia (A)	47,765	165,863
Najran Cement Company	7,837	27,113
National Gypsum	1,897	11,409
National Industrialization Company (A)	27,624	90,403
Nayifat Finance Company	2,213	10,893
Northern Region Cement Company	10,351	30,888
Rabigh Refining & Petrochemical Company (A)	27,500	73,907
Riyad Bank	19,428	154,656
Sahara International Petrochemical Company	31,147	316,046
Saudi Basic Industries Corp.	81,336	1,962,765
Saudi Ceramic Company	4,758	39,929
Saudi Chemical Company Holding	3,283	25,405
Saudi Industrial Investment Group	18,489	123,450
Saudi Industrial Services Company	2,229	16,801
Saudi Kayan Petrochemical Company (A)	89,494	289,534
Saudi Marketing Company (A)	2,495	15,155

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Reinsurance Company (A)	5,052	$19,863
Seera Group Holding (A)	16,962	100,987
Sinad Holding Company (A)	4,643	13,572
Tabuk Cement Company	4,675	18,543
The National Company for Glass Industries	912	8,074
The Saudi British Bank	58,796	553,971
The Saudi Investment Bank	38,132	169,292
The Saudi National Bank	75,849	928,827
The Savola Group	7,399	55,271
Umm Al-Qura Cement Company	2,316	9,943
United International Transportation Company	1,897	29,520
Yamama Cement Company	11,422	93,769
Yanbu National Petrochemical Company	9,287	104,661
		7,419,353
Singapore - 0.0%
BOC Aviation, Ltd. (C)	8,100	62,814
JOYY, Inc., ADR	926	28,873
		91,687
South Africa - 3.2%
Absa Group, Ltd.	60,222	615,546
AECI, Ltd.	11,686	61,665
African Rainbow Minerals, Ltd.	10,677	138,863
Alexander Forbes Group Holdings, Ltd.	38,731	11,148
AngloGold Ashanti, Ltd.	3,511	85,510
AngloGold Ashanti, Ltd., ADR (B)	18,402	445,144
Aspen Pharmacare Holdings, Ltd.	20,940	216,517
Astral Foods, Ltd.	4,628	41,183
Balwin Properties, Ltd.	6,271	1,015
Barloworld, Ltd.	21,853	110,058
Blue Label Telecoms, Ltd. (A)	44,582	10,435
Caxton & CTP Publishers & Printers, Ltd.	19,879	10,989
DataTec, Ltd.	20,519	43,885
Discovery, Ltd. (A)	5,880	46,129
Exxaro Resources, Ltd.	20,960	219,074
Gold Fields, Ltd., ADR (B)	9,597	127,832
Grindrod, Ltd.	45,556	23,329
Harmony Gold Mining Company, Ltd.	13,919	57,696
Harmony Gold Mining Company, Ltd., ADR	27,692	113,537
Hudaco Industries, Ltd.	5,065	45,969
Impala Platinum Holdings, Ltd.	74,584	686,497
Investec, Ltd.	19,898	109,539
KAP Industrial Holdings, Ltd.	257,249	45,859
Lewis Group, Ltd.	14,408	33,075
Life Healthcare Group Holdings, Ltd.	87,146	94,888
Metair Investments, Ltd.	23,633	33,303
Momentum Metropolitan Holdings	97,843	96,951
Motus Holdings, Ltd.	14,065	76,538
Mpact, Ltd.	23,460	39,181
Murray & Roberts Holdings, Ltd. (A)	48,310	4,601
Nedbank Group, Ltd.	30,206	368,562
Oceana Group, Ltd.	5,108	19,901
Old Mutual, Ltd.	351,536	233,029
Omnia Holdings, Ltd.	19,012	60,020
Pepkor Holdings, Ltd. (C)	118,240	114,790
PPC, Ltd. (A)	168,790	27,695
Raubex Group, Ltd.	20,799	29,465
RCL Foods, Ltd.	35,643	24,179
Reunert, Ltd.	19,682	66,842
Royal Bafokeng Platinum, Ltd.	13,281	106,945
Sappi, Ltd.	61,862	159,290
Sasol, Ltd.	42,649	576,343
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sibanye Stillwater, Ltd.	166,515	$343,823
Sibanye Stillwater, Ltd., ADR	12,243	101,862
Standard Bank Group, Ltd.	61,423	595,547
Super Group, Ltd.	42,421	77,796
Telkom SA SOC, Ltd. (A)	37,622	75,485
The Foschini Group, Ltd.	3,907	19,944
Trencor, Ltd. (A)	40,666	14,286
Wilson Bayly Holmes-Ovcon, Ltd. (A)	5,366	31,872
Zeda, Ltd. (A)	21,853	13,809
		6,707,441
South Korea - 12.5%
AJ Networks Company, Ltd.	2,832	10,272
Ajin Industrial Company, Ltd. (A)	8,098	20,251
AK Holdings, Inc.	743	10,236
AMOREPACIFIC Group	1,900	56,240
Asia Cement Company, Ltd.	320	2,502
ASIA Holdings Company, Ltd.	241	26,531
Asia Paper Manufacturing Company, Ltd.	565	15,460
Binggrae Company, Ltd.	522	16,707
BNK Financial Group, Inc.	20,556	103,120
Bookook Securities Company, Ltd.	501	7,605
Chongkundang Holdings Corp.	288	11,237
Chorokbaem Media Company, Ltd. (A)	1,145	7,968
Chosun Refractories Company, Ltd.	338	23,972
CJ CheilJedang Corp.	819	205,183
CJ Corp.	1,674	134,186
CJ ENM Company, Ltd. (A)	847	56,133
CJ Logistics Corp.	826	50,793
Com2uS Corp.	399	22,404
COWELL FASHION Company, Ltd.	5,483	20,210
Dae Han Flour Mills Company, Ltd.	232	25,779
Dae Won Kang Up Company, Ltd.	4,385	11,698
Daedong Corp.	860	7,552
Daesang Corp.	2,028	30,609
Daesang Holdings Company, Ltd.	2,310	13,000
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	64,654
Dahaam E-Tec Company, Ltd. (A)	2,630	36,384
Daihan Pharmaceutical Company, Ltd.	563	11,700
Daishin Securities Company, Ltd.	3,901	38,515
Daol Investment & Securities Company, Ltd.	4,729	19,624
Daou Technology, Inc.	2,309	37,233
DB Financial Investment Company, Ltd.	3,849	11,906
DB Insurance Company, Ltd.	3,071	176,682
DB, Inc. (A)	19,825	25,743
Deutsch Motors, Inc.	3,903	17,133
DGB Financial Group, Inc.	19,003	100,920
DI Dong Il Corp.	789	15,168
DL E&C Company, Ltd.	4,034	100,726
DL Holdings Company, Ltd.	1,609	66,080
DMS Company, Ltd.	3,275	17,184
Dong-A Socio Holdings Company, Ltd.	153	10,002
Dong-A ST Company, Ltd.	332	14,015
Dongkuk Industries Company, Ltd.	8,476	37,596
Dongkuk Steel Mill Company, Ltd.	6,404	60,250
Dongwha Pharm Company, Ltd.	1,912	12,261
Dongwon Development Company, Ltd.	5,212	13,302
Dongwon F&B Company, Ltd.	122	15,085
Dongwon Industries Company, Ltd.	880	34,584
Doosan Bobcat, Inc.	4,079	137,191
Doosan Company, Ltd.	554	41,881
DoubleUGames Company, Ltd.	512	17,427
Easy Holdings Company, Ltd.	3,872	9,187

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
EBEST Investment & Securities Company, Ltd.	2,321	$7,913
E-MART, Inc.	1,480	120,367
Eugene Corp.	6,888	18,020
Eugene Investment & Securities Company, Ltd.	11,471	21,908
Eusu Holdings Company, Ltd.	1,407	7,190
Farmsco	2,687	7,599
Green Cross Holdings Corp.	1,608	19,103
GS Engineering & Construction Corp.	4,548	72,628
GS Global Corp. (A)	7,813	15,769
GS Holdings Corp.	5,061	156,992
GS Retail Company, Ltd.	3,309	72,197
Gwangju Shinsegae Company, Ltd.	760	19,899
Haesung Industrial Company, Ltd.	1,128	8,414
Hana Financial Group, Inc.	21,723	680,342
Handok, Inc.	729	8,459
Handsome Company, Ltd.	1,545	30,971
Hanil Cement Company, Ltd.	1,450	14,469
Hanil Holdings Company, Ltd.	3,183	28,027
Hanjin Transportation Company, Ltd.	1,052	16,535
Hankook Tire & Technology Company, Ltd.	5,360	143,370
Hanshin Construction Company, Ltd.	1,844	10,722
Hansol Holdings Company, Ltd.	5,241	12,877
Hansol Paper Company, Ltd.	2,920	26,486
Hansol Technics Company, Ltd.	3,325	15,709
Hanwha Corp.	2,757	55,786
Hanwha Galleria Company, Ltd. (A)	542	887
Hanwha Investment & Securities Company, Ltd. (A)	15,071	31,568
Hanwha Life Insurance Company, Ltd. (A)	34,108	63,016
Hanwha Solutions Corp. (A)	4,806	198,253
Hanyang Eng Company, Ltd.	1,654	19,954
Harim Holdings Company, Ltd.	1,443	17,856
HD Hyundai Company, Ltd.	3,580	159,957
HDC Holdings Company, Ltd.	2,737	14,268
HDC Hyundai Development Co-Engineering & Construction, Series E	3,037	26,461
Hitejinro Holdings Company, Ltd.	995	7,120
HL Holdings Corp.	837	20,176
HL Mando Company, Ltd.	2,213	78,375
HMM Company, Ltd.	21,976	345,562
HS Industries Company, Ltd.	4,056	11,903
Huons Global Company, Ltd.	581	8,827
Huvis Corp. (A)	3,715	14,280
Hyosung Corp.	540	28,049
Hyosung Heavy Industries Corp. (A)	742	38,174
Hyundai Construction Equipment Company, Ltd.	1,613	64,782
Hyundai Corp.	1,339	16,860
Hyundai Corp. Holdings, Inc.	1,811	15,158
Hyundai Department Store Company, Ltd.	1,243	52,364
Hyundai Doosan Infracore Company, Ltd.	9,113	52,950
Hyundai Engineering & Construction Company, Ltd.	5,407	152,061
Hyundai Futurenet Company, Ltd.	8,894	21,501
Hyundai Glovis Company, Ltd.	1,173	143,253
Hyundai Greenfood Company, Ltd. (D)	5,234	29,148
Hyundai Home Shopping Network Corp.	652	24,256
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Livart Furniture Company, Ltd. (A)	1,327	$8,097
Hyundai Marine & Fire Insurance Company, Ltd.	4,678	121,455
Hyundai Mobis Company, Ltd.	3,299	547,930
Hyundai Motor Company	7,569	1,076,861
Hyundai Motor Securities Company, Ltd.	3,480	23,668
Hyundai Steel Company	6,801	181,803
Hyundai Wia Corp.	1,286	55,607
Iljin Holdings Company, Ltd.	4,669	16,423
Industrial Bank of Korea	18,712	145,525
Innocean Worldwide, Inc.	469	14,685
INTOPS Company, Ltd.	1,374	37,707
Inzi Controls Company, Ltd.	1,760	11,897
IS Dongseo Company, Ltd. (A)	860	26,938
JB Financial Group Company, Ltd.	11,451	76,959
Jeil Savings Bank (A)(D)	1,820	0
KAON Media Company, Ltd.	3,062	21,194
KB Financial Group, Inc.	550	20,087
KB Financial Group, Inc., ADR	25,595	932,170
KC Company, Ltd.	1,496	25,272
KC Tech Company, Ltd.	889	14,245
KCC Corp.	347	59,452
KCC Glass Corp.	939	28,673
KCTC	4,403	14,452
KG Chemical Corp.	799	24,955
KG Eco Technology Service Company, Ltd.	1,903	27,068
Kginicis Company, Ltd.	1,190	11,722
KGMobilians Company, Ltd.	2,700	13,843
Kia Corp.	20,749	1,294,905
KISCO Corp.	4,131	22,442
KISCO Holdings Company, Ltd.	1,536	23,914
KISWIRE, Ltd.	1,688	26,574
KIWOOM Securities Company, Ltd.	1,432	111,701
Kolmar Korea Holdings Company, Ltd.	1,323	15,567
Kolon Corp.	898	14,149
Kolon Industries, Inc.	1,911	65,667
Korea Asset In Trust Company, Ltd.	9,060	19,579
Korea Circuit Company, Ltd. (A)	1,415	17,616
Korea Electric Terminal Company, Ltd.	561	26,767
Korea Investment Holdings Company, Ltd.	3,247	137,825
Korea Line Corp. (A)	23,137	39,017
Korea Petrochemical Industrial Company, Ltd.	441	62,402
Korea Real Estate Investment & Trust Company, Ltd.	14,635	14,899
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,512	150,215
Korean Reinsurance Company	11,364	63,496
Kortek Corp.	1,806	13,901
KPX Chemical Company, Ltd.	660	24,095
KSS LINE, Ltd.	3,562	22,082
KT Skylife Company, Ltd.	1,768	10,617
Kukdo Chemical Company, Ltd.	466	16,914
Kumho HT, Inc. (A)	19,985	12,917
Kumho Petrochemical Company, Ltd.	1,206	133,400
Kumho Tire Company, Inc. (A)	7,054	20,231
KUMHOE&C Company, Ltd.	2,357	11,279
Kwang Dong Pharmaceutical Company, Ltd.	3,313	14,080
Kyeryong Construction Industrial Company, Ltd.	844	11,305
Kyung-In Synthetic Corp.	4,181	15,351

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LabGenomics Company, Ltd. (A)	4,545	$18,105
LF Corp.	2,312	30,896
LG Corp.	6,087	387,597
LG Display Company, Ltd., ADR (B)	48,840	311,599
LG Electronics, Inc.	9,906	884,049
LG HelloVision Company, Ltd.	3,836	12,423
LG Uplus Corp.	18,651	155,386
Lotte Chemical Corp.	1,213	178,208
Lotte Confectionery Company, Ltd.	95	7,998
Lotte Corp.	2,012	44,569
LOTTE Fine Chemical Company, Ltd.	1,504	67,631
LOTTE Himart Company, Ltd.	1,006	9,441
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	6,202
Lotte Shopping Company, Ltd.	881	55,596
LS Corp.	1,347	82,537
LS Electric Company, Ltd.	983	42,812
LX Hausys, Ltd.	659	16,989
LX Holdings Corp.	2,952	19,365
LX International Corp.	2,902	64,695
Meritz Securities Company, Ltd.	25,107	117,839
Mirae Asset Life Insurance Company, Ltd. (A)	8,582	16,869
Mirae Asset Securities Company, Ltd.	22,352	111,343
MK Electron Company, Ltd.	1,860	21,738
Motonic Corp.	2,259	15,777
Muhak Company, Ltd.	2,080	8,597
Namyang Dairy Products Company, Ltd.	58	25,139
Netmarble Corp. (A)(C)	1,149	58,909
Nexen Corp.	3,733	11,824
Nexen Tire Corp.	6,465	43,004
NH Investment & Securities Company, Ltd.	12,340	83,652
NHN Corp. (A)	1,882	38,215
Nice Information & Telecommunication, Inc.	705	13,549
Nong Shim Holdings Company, Ltd.	402	21,023
NongShim Company, Ltd.	163	47,381
NOVAREX Company, Ltd.	1,637	11,186
OCI Company, Ltd.	1,606	126,800
Orion Holdings Corp.	2,756	36,111
Ottogi Corp.	49	16,842
Paik Kwang Industrial Company, Ltd.	4,235	16,849
Pan Ocean Company, Ltd.	26,446	118,551
Partron Company, Ltd.	3,579	22,824
PHA Company, Ltd.	2,626	15,352
Poongsan Corp.	2,423	70,427
Poongsan Holdings Corp.	1,129	30,478
POSCO Holdings, Inc.	6,186	1,750,151
Posco International Corp.	4,844	83,355
Protec Company, Ltd.	600	14,315
RFTech Company, Ltd. (A)	4,033	15,302
Sam Young Electronics Company, Ltd.	938	6,780
Samho Development Company, Ltd.	4,213	11,260
SAMPYO Cement Company, Ltd.	4,134	11,372
Samsung C&T Corp.	3,804	316,792
Samsung Card Company, Ltd.	2,454	57,325
Samsung Electronics Company, Ltd.	36,091	1,784,735
Samsung Fire & Marine Insurance Company, Ltd.	2,745	433,908
Samsung Life Insurance Company, Ltd.	4,195	202,299
Samsung Securities Company, Ltd.	4,810	117,571
Samyang Corp.	258	8,023
Samyang Holdings Corp.	535	31,042
Sangsangin Company, Ltd.	3,653	13,996
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Seah Besteel Holdings Corp.	1,017	$17,767
Sebang Company, Ltd.	1,153	40,784
Sebang Global Battery Company, Ltd.	601	25,770
Sejong Industrial Company, Ltd.	1,547	7,593
Sejong Telecom, Inc.	19,734	10,223
Seohee Construction Company, Ltd.	13,592	13,064
Seoul Semiconductor Company, Ltd.	3,322	29,521
Seoyon Company, Ltd.	2,508	16,316
SGC Energy Company, Ltd.	744	17,442
SGC eTec E&C Company, Ltd.	231	4,586
Shindaeyang Paper Company, Ltd.	267	17,432
Shinhan Financial Group Company, Ltd.	2,494	67,750
Shinhan Financial Group Company, Ltd., ADR	32,928	887,080
Shinsegae Engineering & Construction Company, Ltd.	621	8,918
Shinsegae Food Company, Ltd.	268	9,275
Shinsegae, Inc.	668	110,849
Shinyoung Securities Company, Ltd. (A)	580	24,861
SIMMTECH HOLDINGS Company, Ltd.	3,917	9,690
SK Chemicals Company, Ltd.	288	16,511
SK Discovery Company, Ltd.	1,496	36,365
SK Gas, Ltd.	304	27,796
SK Hynix, Inc.	43,190	2,955,706
SK Innovation Company, Ltd. (A)	4,550	630,459
SK Networks Company, Ltd.	16,268	56,464
SK Securities Company, Ltd.	27,076	14,740
SK, Inc.	2,806	373,877
SL Corp.	1,341	28,931
SNT Holdings Company, Ltd.	1,460	17,417
SNT Motiv Company, Ltd.	882	31,862
Songwon Industrial Company, Ltd.	1,547	22,377
Spigen Korea Company, Ltd.	525	13,014
Sugentech, Inc.	1,378	8,630
Sungshin Cement Company, Ltd.	2,022	16,799
Sungwoo Hitech Company, Ltd.	2,984	16,958
Sunjin Company, Ltd.	2,276	15,121
Systems Technology, Inc.	1,205	12,379
Taekwang Industrial Company, Ltd.	48	26,612
Taeyoung Engineering & Construction Company, Ltd.	2,234	6,196
TechWing, Inc.	3,609	21,433
Tongyang Life Insurance Company, Ltd. (A)	7,644	22,459
Tovis Company, Ltd.	1,305	11,703
TS Corp.	12,730	26,143
TY Holdings Company, Ltd.	2,153	17,535
Uju Electronics Company, Ltd.	672	7,589
Unid Btplus Company, Ltd. (A)	637	4,710
Unid Company, Ltd.	406	24,285
Uniquest Corp.	1,636	14,770
WiSoL Company, Ltd.	2,256	12,288
Wonik Holdings Company, Ltd. (A)	5,948	17,316
Wonik Materials Company, Ltd.	880	19,462
Woori Financial Group, Inc.	41,842	368,071
Young Poong Corp.	51	22,753
Youngone Corp.	2,509	88,285
Youngone Holdings Company, Ltd.	920	45,464
Yuanta Securities Korea Company, Ltd.	11,703	24,084
		25,982,535
Taiwan - 16.8%
Abico Avy Company, Ltd. (A)	24,990	17,736
Acer, Inc.	256,452	237,695
ACES Electronic Company, Ltd.	19,323	19,984

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Acter Group Corp., Ltd.	8,000	$36,353
Advanced International Multitech Company, Ltd.	13,000	42,616
AGV Products Corp.	11,716	4,478
Altek Corp.	16,000	18,908
AmTRAN Technology Company, Ltd.	52,255	17,488
Apacer Technology, Inc. (A)	11,000	18,688
APCB, Inc.	37,000	21,039
Apex International Company, Ltd.	7,000	13,682
Arcadyan Technology Corp.	8,000	28,106
Ardentec Corp.	45,000	85,414
Argosy Research, Inc.	7,000	25,732
ASE Technology Holding Company, Ltd.	256,000	950,032
Asia Cement Corp.	137,805	196,230
Asia Optical Company, Inc.	14,000	30,450
Asia Polymer Corp.	50,607	48,073
Asia Tech Image, Inc.	12,000	27,919
Asustek Computer, Inc.	54,000	484,489
Audix Corp.	21,000	39,264
AUO Corp.	411,200	249,820
AVerMedia Technologies, Inc.	19,000	14,597
Bank of Kaohsiung Company, Ltd.	82,204	33,314
Basso Industry Corp.	8,000	11,335
BenQ Materials Corp.	13,000	15,529
BES Engineering Corp.	163,700	49,866
Brighton-Best International Taiwan, Inc.	19,000	22,517
Capital Securities Corp.	183,403	72,398
Career Technology MFG. Company, Ltd. (A)	34,200	27,163
Catcher Technology Company, Ltd.	43,000	268,806
Cathay Financial Holding Company, Ltd.	387,775	533,907
Cathay Real Estate Development Company, Ltd.	46,400	26,110
Celxpert Energy Corp.	12,000	13,444
Central Reinsurance Company, Ltd.	40,463	23,538
Chang Hwa Commercial Bank, Ltd.	296,580	169,315
Channel Well Technology Company, Ltd.	16,000	23,351
CHC Healthcare Group	8,000	18,197
Chen Full International Company, Ltd.	15,000	21,456
Chenbro Micom Company, Ltd.	2,000	5,502
Cheng Loong Corp.	68,320	63,486
Cheng Mei Materials Technology Corp. (A)	46,000	19,016
Cheng Shin Rubber Industry Company, Ltd.	132,000	158,732
Cheng Uei Precision Industry Company, Ltd.	37,629	51,252
Chia Hsin Cement Corp.	15,000	9,354
Chicony Electronics Company, Ltd.	28,000	87,648
China Airlines, Ltd.	264,910	170,583
China Bills Finance Corp.	95,000	46,842
China Chemical & Pharmaceutical Company, Ltd.	34,000	29,133
China Development Financial Holding Corp.	1,167,535	483,102
China Man-Made Fiber Corp. (A)	139,414	38,183
China Metal Products Company, Ltd.	42,513	49,664
China Motor Corp.	30,250	63,560
China Petrochemical Development Corp.	309,245	100,302
China Steel Corp.	1,045,180	1,061,857
Chin-Poon Industrial Company, Ltd.	43,571	46,637
Chipbond Technology Corp.	70,000	159,683
ChipMOS Technologies, Inc.	66,938	84,587
Chong Hong Construction Company, Ltd.	19,000	48,978
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chun Yuan Steel Industry Company, Ltd.	50,874	$26,801
Chung Hwa Pulp Corp.	41,000	21,829
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	145,143
CMC Magnetics Corp. (A)	68,121	17,747
Compal Electronics, Inc.	325,000	269,914
Compeq Manufacturing Company, Ltd.	77,000	117,822
Concord Securities Company, Ltd.	26,000	9,513
Continental Holdings Corp.	49,050	49,735
Coretronic Corp.	40,000	89,447
Co-Tech Development Corp.	3,000	5,957
CTBC Financial Holding Company, Ltd.	1,395,348	1,004,833
DA CIN Construction Company, Ltd.	20,000	21,961
Da-Li Development Company, Ltd.	17,000	17,791
Darfon Electronics Corp.	16,000	23,225
Darwin Precisions Corp. (A)	37,000	13,001
Depo Auto Parts Industrial Company, Ltd.	12,000	35,867
D-Link Corp.	50,600	30,395
Dyaco International, Inc.	5,000	7,393
Dynamic Holding Company, Ltd.	35,584	26,962
Dynapack International Technology Corp.	10,000	27,210
E.Sun Financial Holding Company, Ltd.	47,825	39,827
Edom Technology Company, Ltd.	18,400	17,307
Elite Advanced Laser Corp.	7,000	9,250
Elite Semiconductor Microelectronics Technology, Inc.	6,000	16,525
Elitegroup Computer Systems Company, Ltd.	42,104	31,558
Ennostar, Inc.	31,656	55,607
EnTie Commercial Bank Company, Ltd.	58,000	28,247
Eternal Materials Company, Ltd.	57,400	59,151
Eva Airways Corp.	218,725	194,103
Everest Textile Company, Ltd. (A)	64,835	16,298
Evergreen International Storage & Transport Corp.	44,600	40,778
Evergreen Marine Corp. Taiwan, Ltd.	69,662	364,846
Evergreen Steel Corp.	10,000	18,366
Everlight Chemical Industrial Corp.	49,250	30,512
Everlight Electronics Company, Ltd.	46,000	60,714
Excelsior Medical Company, Ltd.	17,401	45,641
Far Eastern Department Stores, Ltd.	77,720	58,141
Far Eastern International Bank	253,756	92,695
Far Eastern New Century Corp.	252,249	259,620
Farglory Land Development Company, Ltd.	28,530	53,193
Feng Hsin Steel Company, Ltd.	8,000	17,903
First Financial Holding Company, Ltd.	605,314	526,860
First Steamship Company, Ltd. (A)	84,809	25,615
Fitipower Integrated Technology, Inc.	8,000	44,559
Fittech Company, Ltd.	9,000	29,182
FLEXium Interconnect, Inc. (A)	27,000	88,100
Formosa Advanced Technologies Company, Ltd.	25,000	36,585
Formosa Chemicals & Fibre Corp.	184,000	417,619
Formosa Laboratories, Inc.	9,543	24,143
Formosa Petrochemical Corp.	4,000	11,183
Formosa Plastics Corp.	188,000	567,573
Formosa Taffeta Company, Ltd.	67,000	61,933
Formosan Rubber Group, Inc.	33,020	24,070
Formosan Union Chemical	48,812	40,524
Foxconn Technology Company, Ltd.	64,626	118,921
FSP Technology, Inc.	10,000	15,224
Fubon Financial Holding Company, Ltd.	624,805	1,162,828

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Fulgent Sun International Holding Company, Ltd.	11,000	$48,333
Fulltech Fiber Glass Corp.	46,349	18,574
Fwusow Industry Company, Ltd.	40,000	28,311
G Shank Enterprise Company, Ltd.	15,535	29,150
Gamania Digital Entertainment Company, Ltd.	9,000	21,678
Gemtek Technology Corp.	32,000	32,564
General Interface Solution Holding, Ltd.	29,000	78,320
Getac Holdings Corp.	14,000	24,664
Giantplus Technology Company, Ltd.	31,000	14,503
Gigabyte Technology Company, Ltd.	31,000	136,663
Global Brands Manufacture, Ltd.	37,541	41,921
Global Lighting Technologies, Inc.	6,000	11,643
Global PMX Company, Ltd.	3,000	14,299
Globe Union Industrial Corp. (A)	57,525	25,243
Gloria Material Technology Corp. (A)	39,684	67,306
Goldsun Building Materials Company, Ltd.	93,540	85,896
Gourmet Master Company, Ltd.	6,000	28,699
Grand Pacific Petrochemical	77,000	50,764
Great China Metal Industry	33,000	27,430
Great Wall Enterprise Company, Ltd.	15,724	26,455
Greatek Electronics, Inc.	12,000	21,059
Hannstar Board Corp.	39,750	46,580
HannStar Display Corp.	112,842	47,520
HannsTouch Solution, Inc.	64,000	20,831
Hey Song Corp.	40,000	47,192
Highwealth Construction Corp.	49,507	66,993
Hitron Technology, Inc.	28,000	25,672
Ho Tung Chemical Corp.	88,399	26,090
Holy Stone Enterprise Company, Ltd.	10,000	33,086
Hon Hai Precision Industry Company, Ltd.	658,448	2,253,864
Hong Pu Real Estate Development Company, Ltd. (A)	27,000	21,741
Hong TAI Electric Industrial	20,000	13,000
Horizon Securities Company, Ltd.	19,080	6,226
Hsin Kuang Steel Company, Ltd.	9,000	14,217
Hsing TA Cement Company, Ltd.	38,000	21,285
Hua Nan Financial Holdings Company, Ltd.	476,096	350,241
Hung Ching Development & Construction Company, Ltd.	14,000	10,230
Hung Sheng Construction, Ltd.	42,240	31,862
IBF Financial Holdings Company, Ltd.	268,707	109,015
Ichia Technologies, Inc.	25,000	21,929
IEI Integration Corp.	12,000	33,753
Innolux Corp.	595,092	285,520
Inpaq Technology Company, Ltd.	12,000	22,912
Integrated Service Technology, Inc.	9,000	26,407
International CSRC Investment Holdings Company	81,383	52,907
Inventec Corp.	158,000	166,071
Iron Force Industrial Company, Ltd.	6,000	16,703
ITEQ Corp.	11,000	28,388
Jarllytec Company, Ltd.	9,000	19,912
Jess-Link Products Company, Ltd.	13,000	20,284
Kaimei Electronic Corp.	10,640	25,996
Kedge Construction Company, Ltd.	6,600	14,748
Kenda Rubber Industrial Company, Ltd.	39,520	40,848
Kerry TJ Logistics Company, Ltd.	16,000	19,982
Kindom Development Company, Ltd.	24,000	23,681
King Yuan Electronics Company, Ltd.	112,796	180,352
King's Town Bank Company, Ltd.	83,000	96,299
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
King's Town Construction Company, Ltd. (A)	7,300	$7,610
Kinko Optical Company, Ltd. (A)	15,758	13,907
Kinpo Electronics, Inc.	108,269	46,810
Kinsus Interconnect Technology Corp.	22,000	84,422
KS Terminals, Inc.	9,000	21,249
Kuo Toong International Company, Ltd.	18,248	16,975
Kuo Yang Construction Company, Ltd. (A)	12,000	7,233
L&K Engineering Company, Ltd.	17,000	27,100
Largan Precision Company, Ltd.	6,000	430,165
Lealea Enterprise Company, Ltd.	90,124	30,742
Lelon Electronics Corp.	8,000	17,321
Li Peng Enterprise Company, Ltd. (A)	62,000	16,279
Lida Holdings, Ltd.	4,640	4,740
Lien Hwa Industrial Holdings Corp.	45,045	83,107
Lingsen Precision Industries, Ltd.	49,481	24,761
Lite-On Technology Corp.	164,000	394,775
Longchen Paper & Packaging Company, Ltd.	66,189	36,951
Lumax International Corp., Ltd.	3,600	8,981
Lung Yen Life Service Corp.	9,000	11,620
Macauto Industrial Company, Ltd.	8,000	18,581
Macronix International Company, Ltd.	129,000	149,146
Mega Financial Holding Company, Ltd.	415,158	449,944
Mercuries & Associates Holding, Ltd.	48,293	24,371
Mercuries Life Insurance Company, Ltd. (A)	87,212	14,441
Mitac Holdings Corp.	58,316	52,381
MOSA Industrial Corp.	9,738	7,792
MPI Corp.	11,000	48,984
Namchow Holdings Company, Ltd.	9,000	13,940
Nan Ya Plastics Corp.	334,000	850,803
Nantex Industry Company, Ltd.	9,000	11,863
Nanya Technology Corp.	106,000	232,492
Nichidenbo Corp.	14,000	27,373
Nishoku Technology, Inc.	7,800	23,556
O-Bank Company, Ltd.	52,538	16,750
Orient Semiconductor Electronics, Ltd.	26,000	17,620
Oriental Union Chemical Corp.	28,000	18,358
Pacific Construction Company	38,289	11,640
Paiho Shih Holdings Corp.	11,000	9,842
Pan-International Industrial Corp.	44,481	57,615
PChome Online, Inc.	6,000	12,311
Pegatron Corp.	162,660	373,248
Phison Electronics Corp.	12,000	155,024
Pixart Imaging, Inc.	10,000	35,559
Pou Chen Corp.	137,348	141,166
Powerchip Semiconductor Manufacturing Corp.	207,000	226,144
Powertech Technology, Inc.	39,000	116,806
President Securities Corp.	99,549	52,787
Primax Electronics, Ltd.	26,000	51,700
Prince Housing & Development Corp.	142,555	54,852
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	8,000	11,000
Prosperity Dielectrics Company, Ltd.	6,000	7,806
Qisda Corp.	134,280	140,146
Quanta Computer, Inc.	201,000	588,838
Quanta Storage, Inc.	23,000	43,895
Radiant Opto-Electronics Corp.	34,000	123,725
Radium Life Tech Company, Ltd.	102,621	30,738
Rechi Precision Company, Ltd.	20,000	12,439
Rexon Industrial Corp., Ltd.	13,000	12,455
Ritek Corp. (A)	57,799	16,989

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Roo Hsing Company, Ltd. (A)(D)	67,000	$6,425
Ruentex Industries, Ltd.	39,424	73,347
Sampo Corp.	43,470	39,310
San Far Property, Ltd.	28,964	11,418
Sanyang Motor Company, Ltd.	48,000	61,692
Sercomm Corp.	22,000	68,793
Sesoda Corp.	13,064	18,351
Shan-Loong Transportation Company, Ltd.	23,000	24,537
Sheng Yu Steel Company, Ltd.	22,000	18,899
ShenMao Technology, Inc.	8,000	12,706
Shih Wei Navigation Company, Ltd.	26,332	22,907
Shihlin Electric & Engineering Corp.	21,000	55,358
Shin Kong Financial Holding Company, Ltd.	870,344	241,381
Shin Zu Shing Company, Ltd.	8,000	22,912
Shining Building Business Company, Ltd. (A)	55,118	16,495
Shinkong Insurance Company, Ltd.	27,000	44,377
Shinkong Synthetic Fibers Corp.	132,239	78,396
Shuttle, Inc. (A)	25,000	10,110
Sigurd Microelectronics Corp.	47,773	88,032
Simplo Technology Company, Ltd.	8,000	79,802
Sincere Navigation Corp.	24,000	19,659
Sinher Technology, Inc.	8,000	9,977
Sinon Corp.	25,650	32,008
SinoPac Financial Holdings Company, Ltd.	706,335	386,188
Sinyi Realty, Inc.	13,000	12,319
Sirtec International Company, Ltd.	23,800	17,218
Siward Crystal Technology Company, Ltd.	20,000	24,690
Soft-World International Corp.	4,000	12,192
Solar Applied Materials Technology Corp.	11,000	13,256
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	31,059
Sunplus Technology Company, Ltd.	33,000	27,136
Sunrex Technology Corp.	11,678	17,057
Supreme Electronics Company, Ltd.	13,268	19,471
Syncmold Enterprise Corp.	6,000	11,795
SYNergy ScienTech Corp. (A)	10,000	8,897
Synnex Technology International Corp.	87,000	175,531
Systex Corp.	6,000	15,538
T3EX Global Holdings Corp.	3,000	7,749
TA Chen Stainless Pipe	100,483	150,535
Ta Ya Electric Wire & Cable	62,422	53,282
TA-I Technology Company, Ltd.	8,000	12,281
Taichung Commercial Bank Company, Ltd.	211,982	96,633
TaiDoc Technology Corp.	4,000	24,345
Taiflex Scientific Company, Ltd.	24,100	33,734
Tainan Spinning Company, Ltd.	135,638	75,277
Taishin Financial Holding Company, Ltd.	748,047	409,357
Taita Chemical Company, Ltd.	27,818	19,429
TAI-TECH Advanced Electronics Company, Ltd.	5,000	18,638
Taiwan Business Bank	413,545	183,159
Taiwan Cement Corp.	363,325	434,537
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	18,169
Taiwan Cooperative Financial Holding Company, Ltd.	462,307	397,002
Taiwan Fertilizer Company, Ltd.	52,000	95,795
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	$27,968
Taiwan FU Hsing Industrial Company, Ltd.	21,000	30,343
Taiwan Glass Industry Corp.	80,319	54,343
Taiwan Hon Chuan Enterprise Company, Ltd.	29,000	92,766
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	19,474
Taiwan Paiho, Ltd.	14,000	27,195
Taiwan PCB Techvest Company, Ltd.	36,000	49,069
Taiwan Shin Kong Security Company, Ltd.	8,000	10,716
Taiwan Styrene Monomer	38,000	17,331
Taiwan Surface Mounting Technology Corp.	26,225	84,129
Taiwan Union Technology Corp.	14,000	32,820
Taiyen Biotech Company, Ltd.	26,137	28,735
Tatung Company, Ltd. (A)	94,000	102,025
TBI Motion Technology Company, Ltd.	12,000	16,565
TCI Company, Ltd.	3,000	19,930
Teco Electric & Machinery Company, Ltd.	109,000	152,479
Test Research, Inc.	13,000	27,189
The Ambassador Hotel	29,000	33,516
The Shanghai Commercial & Savings Bank, Ltd.	143,823	221,983
Thinking Electronic Industrial Company, Ltd.	4,000	20,223
Thye Ming Industrial Company, Ltd.	24,800	34,994
Ton Yi Industrial Corp.	97,000	61,729
Tong Hsing Electronic Industries, Ltd.	7,200	47,175
Tong Yang Industry Company, Ltd.	40,627	61,748
Tong-Tai Machine & Tool Company, Ltd.	26,588	14,774
TOPBI International Holdings, Ltd. (A)	8,077	3,690
Topkey Corp.	6,000	41,401
Topoint Technology Company, Ltd.	29,190	28,340
TPK Holding Company, Ltd.	41,000	46,297
Transcend Information, Inc.	9,000	21,627
Tripod Technology Corp.	20,000	73,679
Tsann Kuen Enterprise Company, Ltd.	4,911	6,879
TSRC Corp.	28,000	26,024
Tung Ho Steel Enterprise Corp.	61,640	113,578
TURVO International Company, Ltd.	4,000	15,137
TXC Corp.	27,000	79,137
TYC Brother Industrial Company, Ltd.	15,511	15,319
Tycoons Group Enterprise (A)	38,000	10,389
Tyntek Corp.	36,000	22,146
U-Ming Marine Transport Corp.	38,000	69,966
Union Bank of Taiwan	147,539	77,084
Unitech Printed Circuit Board Corp. (A)	78,985	49,532
United Microelectronics Corp.	790,794	1,383,836
Universal Cement Corp.	27,483	23,952
Unizyx Holding Corp.	30,540	37,418
UPC Technology Corp.	89,751	42,539
USI Corp.	80,996	70,678
Wah Lee Industrial Corp.	20,520	59,195
Walsin Lihwa Corp.	156,589	252,201
Walsin Technology Corp.	25,000	79,666
Walton Advanced Engineering, Inc.	39,584	17,942
Wan Hai Lines, Ltd.	58,800	133,078
Wei Chuan Foods Corp.	33,000	21,713
Weikeng Industrial Company, Ltd.	25,000	24,667
Well Shin Technology Company, Ltd.	15,000	26,231

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Winbond Electronics Corp.	316,793	$277,179
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd.	36,343	76,981
Wistron Corp.	270,291	372,098
WPG Holdings, Ltd.	149,400	246,850
WT Microelectronics Company, Ltd.	45,174	100,503
Xxentria Technology Materials Corp.	8,000	17,501
Yageo Corp.	18,946	330,269
Yang Ming Marine Transport Corp.	152,000	322,686
YC INOX Company, Ltd.	40,104	38,957
Yea Shin International Development Company, Ltd.	22,761	20,112
Yem Chio Company, Ltd.	42,717	23,043
Yeong Guan Energy Technology Group Company, Ltd.	13,553	34,903
YFY, Inc.	132,202	115,593
Yieh Phui Enterprise Company, Ltd.	72,343	37,409
Youngtek Electronics Corp.	17,000	37,866
Yuanta Financial Holding Company, Ltd.	708,532	521,044
Yulon Motor Company, Ltd.	56,470	139,751
YungShin Global Holding Corp.	8,000	11,561
Zeng Hsing Industrial Company, Ltd.	4,297	16,031
Zenitron Corp.	28,000	30,047
Zhen Ding Technology Holding, Ltd.	44,000	165,555
Zig Sheng Industrial Company, Ltd.	38,908	13,794
		35,002,021
Thailand - 2.1%
AAPICO Hitech PCL	35,352	31,619
AP Thailand PCL	223,670	78,624
Bangchak Corp. PCL	91,600	83,095
Bangkok Bank PCL	43,000	190,741
Bangkok Bank PCL, NVDR	14,500	64,320
Bangkok Insurance PCL	3,050	26,042
Bangkok Land PCL	1,059,200	30,397
Bangkok Life Assurance PCL, NVDR	18,200	14,913
Bangkok Ranch PCL (A)	92,300	8,432
Banpu PCL	535,067	169,252
Berli Jucker PCL	86,900	97,418
Cal-Comp Electronics Thailand PCL	145,288	9,031
Charoen Pokphand Foods PCL	377,100	233,799
Esso Thailand PCL	83,900	21,771
GFPT PCL	43,900	14,565
Indorama Ventures PCL	130,000	131,357
IRPC PCL	943,100	72,427
Italian-Thai Development PCL (A)	477,400	22,525
Kasikornbank PCL, NVDR	28,200	109,392
Khon Kaen Sugar Industry PCL	192,600	17,942
Kiatnakin Phatra Bank PCL	19,400	35,958
Krung Thai Bank PCL	207,700	100,295
LPN Development PCL	52,900	7,213
Millcon Steel PCL	167,887	2,852
Polyplex Thailand PCL	14,000	7,216
Precious Shipping PCL	66,500	26,661
Pruksa Holding PCL	78,800	28,814
PTT Exploration & Production PCL	86,800	381,427
PTT Global Chemical PCL	115,500	154,876
PTT PCL	861,000	794,546
Quality Houses PCL	377,100	26,726
Regional Container Lines PCL	30,000	23,307
Rojana Industrial Park PCL	113,100	21,701
Saha-Union PCL	16,100	13,781
Sansiri PCL	1,026,866	52,363
SC Asset Corp. PCL	238,196	29,857
SCB X PCL	42,400	127,393
Siam City Cement PCL	4,900	20,010
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Siamgas & Petrochemicals PCL	78,400	$21,021
Sino-Thai Engineering & Construction PCL	30,500	11,263
Somboon Advance Technology PCL	51,300	28,571
SPCG PCL	58,900	23,770
Sri Trang Agro-Industry PCL	84,800	56,841
Srithai Superware PCL	283,000	12,454
Star Petroleum Refining PCL	100,000	31,629
STP & I PCL (A)	21,600	2,618
Supalai PCL	123,100	80,019
Super Energy Corp. PCL	743,000	14,340
Syntec Construction PCL	156,500	7,786
Thai Oil PCL	92,873	142,714
Thai Stanley Electric PCL	700	3,702
Thai Union Group PCL	225,600	93,144
Thanachart Capital PCL	37,300	49,988
The Lanna Resources PCL	44,200	19,018
The Siam Cement PCL	33,600	309,959
Thitikorn PCL	100	23
Thoresen Thai Agencies PCL	75,500	17,351
TMBThanachart Bank PCL	1,347,695	56,069
TPI Polene PCL	559,900	26,233
TPI Polene Power PCL	283,200	27,821
True Corp. PCL	406,502	99,857
Univentures PCL	51,700	4,331
		4,423,180
Turkey - 0.8%
Akbank TAS	273,631	242,120
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	49,928
Dogan Sirketler Grubu Holding AS	52,374	25,552
Eczacibasi Yatirim Holding Ortakligi AS	1	4
Enka Insaat ve Sanayi AS	76,018	116,412
Eregli Demir ve Celik Fabrikalari TAS (A)	76,335	141,247
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	270
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	22,324
GSD Holding AS	173,611	26,806
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,485	13,013
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	25,436	25,220
KOC Holding AS	34,979	139,721
Sekerbank Turk AS (A)	178,589	23,990
TAV Havalimanlari Holding AS (A)	11,684	45,093
Turk Hava Yollari AO (A)	43,966	272,257
Turkiye Halk Bankasi AS (A)	56,201	32,465
Turkiye Is Bankasi AS, Class C	209,300	141,697
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	30,170
Turkiye Sise ve Cam Fabrikalari AS	55,383	122,323
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	42,794
Uzel Makina Sanayii AS (A)(D)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS (A)	6,172	15,263
Yapi ve Kredi Bankasi AS	254,969	127,706
		1,656,375
Ukraine - 0.0%
Kernel Holding SA (A)	362	1,547
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	203,264	460,003
Agthia Group PJSC	33,488	37,601

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
Ajman Bank PJSC (A)	110,663	$43,176
Aldar Properties PJSC	274,565	348,194
Amanat Holdings PJSC (A)	77,820	20,345
Amlak Finance PJSC (A)	70,121	12,558
Dana Gas PJSC	313,959	69,769
Deyaar Development PJSC (A)	187,028	24,550
Dubai Investments PJSC	195,034	122,372
Emaar Development PJSC	95,957	144,409
Emaar Properties PJSC	322,670	493,040
Emirates NBD Bank PJSC	131,052	468,971
Eshraq Investments PJSC (A)	138,023	17,203
Islamic Arab Insurance Company	45,511	7,697
RAK Properties PJSC (A)	77,735	12,360
Ras Al Khaimah Ceramics	24,868	18,222
SHUAA Capital PSC (A)	76,875	7,488
		2,307,958
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	60,000
TOTAL COMMON STOCKS (Cost $219,228,075)		$201,717,481
PREFERRED SECURITIES - 1.8%
Brazil - 1.8%
Banco ABC Brasil SA	9,841	32,677
Banco Bradesco SA	259,641	674,658
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	44,590
Banco Pan SA	24,400	24,552
Eucatex SA Industria e Comercio	4,200	7,872
Gerdau SA	86,495	431,582
Marcopolo SA	55,200	34,633
Petroleo Brasileiro SA	486,306	2,249,973
Randon SA Implementos e Participacoes	21,672	32,112
Usinas Siderurgicas de Minas Gerais SA, A Shares	57,310	82,430
		3,615,079
Colombia - 0.0%
Grupo Argos SA	23,975	30,477
Grupo Aval Acciones y Valores SA (A)	137,489	16,500
Grupo de Inversiones Suramericana SA	9,424	22,847
		69,824
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	$11,516
TOTAL PREFERRED SECURITIES (Cost $4,653,892)		$3,696,419
WARRANTS - 0.0%
Bangkok Ranch PCL (Expiration Date: 9-1-26; Strike Price: THB 5.00) (A)	46,150	391
TOTAL WARRANTS (Cost $0)		$391
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 4.9438% (E)(F)	90,721	906,930
TOTAL SHORT-TERM INVESTMENTS (Cost $906,925)		$906,930
Total Investments (Emerging Markets Value Trust) (Cost $224,788,892) - 99.1%		$206,321,221
Other assets and liabilities, net - 0.9%		1,818,593
TOTAL NET ASSETS - 100.0%		$208,139,814
Currency Abbreviations
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $887,774.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	28	Long	Jun 2023	$1,350,038	$1,393,840	$43,802
						$43,802

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 5.7%
Diversified telecommunication services – 0.8%
AT&T, Inc.	120,337	$2,316,487
73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	230,572	$8,966,945
		11,283,432
Entertainment – 1.3%
The Walt Disney Company (A)	178,526	17,875,808
Interactive media and services – 0.9%
Meta Platforms, Inc., Class A (A)	56,700	12,016,998
Media – 2.7%
Comcast Corp., Class A	342,918	13,000,021
News Corp., Class A	1,137,182	19,639,133
News Corp., Class B	101,246	1,764,718
Paramount Global, Class B (B)	59,500	1,327,445
		35,731,317
		76,907,555
Consumer discretionary – 4.6%
Automobiles – 1.1%
Volkswagen AG, ADR	1,087,319	14,787,538
Broadline retail – 0.4%
Kohl's Corp.	252,771	5,950,229
Hotels, restaurants and leisure – 1.2%
Las Vegas Sands Corp. (A)	288,183	16,556,113
Leisure products – 0.7%
Mattel, Inc. (A)	499,197	9,190,217
Specialty retail – 1.2%
Best Buy Company, Inc.	72,900	5,705,883
The TJX Companies, Inc.	135,392	10,609,317
		16,315,200
		62,799,297
Consumer staples – 7.2%
Beverages – 0.5%
Constellation Brands, Inc., Class A	32,069	7,244,066
Consumer staples distribution and retail – 1.0%
Walmart, Inc.	89,207	13,153,572
Food products – 2.5%
Conagra Brands, Inc.	561,412	21,086,635
Mondelez International, Inc., Class A	26,265	1,831,196
Tyson Foods, Inc., Class A	192,742	11,433,455
		34,351,286
Household products – 1.5%
Kimberly-Clark Corp.	149,813	20,107,901
Tobacco – 1.7%
Philip Morris International, Inc.	235,354	22,888,177
		97,745,002
Energy – 8.2%
Oil, gas and consumable fuels – 8.2%
Chevron Corp.	29,027	4,736,045
Enbridge, Inc.	91,000	3,471,650
EOG Resources, Inc.	118,771	13,614,720
Exxon Mobil Corp.	189,920	20,826,627
Hess Corp.	85,930	11,371,976
Suncor Energy, Inc.	22,400	695,520
TC Energy Corp. (B)	359,871	14,002,581
The Williams Companies, Inc.	45,000	1,343,700
TotalEnergies SE	539,956	31,837,788
TotalEnergies SE, ADR	142,573	8,418,936
		110,319,543
Financials – 19.8%
Banks – 7.5%
Bank of America Corp.	228,486	6,534,700
Citigroup, Inc.	141,884	6,652,941
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	486,950	$12,972,348
Huntington Bancshares, Inc.	1,268,556	14,207,827
JPMorgan Chase & Co.	90,882	11,842,833
The PNC Financial Services Group, Inc.	34,806	4,423,843
U.S. Bancorp	240,798	8,680,768
Wells Fargo & Company	974,654	36,432,567
		101,747,827
Capital markets – 2.5%
Franklin Resources, Inc.	50,305	1,355,217
Morgan Stanley	107,945	9,477,571
Raymond James Financial, Inc.	32,146	2,998,257
State Street Corp.	45,421	3,437,915
The Carlyle Group, Inc.	126,300	3,922,878
The Charles Schwab Corp.	110,715	5,799,252
The Goldman Sachs Group, Inc.	19,735	6,455,516
		33,446,606
Financial services – 2.7%
Apollo Global Management, Inc.	47,800	3,019,048
Equitable Holdings, Inc.	764,296	19,405,475
Fiserv, Inc. (A)	124,992	14,127,846
		36,552,369
Insurance – 7.1%
American International Group, Inc.	535,180	26,951,665
Chubb, Ltd.	132,612	25,750,598
Loews Corp.	229,446	13,312,457
MetLife, Inc.	316,088	18,314,139
The Hartford Financial Services Group, Inc.	178,923	12,469,144
		96,798,003
		268,544,805
Health care – 17.1%
Biotechnology – 1.5%
AbbVie, Inc.	102,409	16,320,922
Biogen, Inc. (A)	15,139	4,209,096
		20,530,018
Health care equipment and supplies – 4.6%
Becton, Dickinson and Company	88,822	21,986,998
GE HealthCare Technologies, Inc. (A)	148,950	12,218,369
Medtronic PLC	148,388	11,963,041
Zimmer Biomet Holdings, Inc.	126,980	16,405,816
		62,574,224
Health care providers and services – 5.1%
Cardinal Health, Inc.	89,671	6,770,161
Centene Corp. (A)	85,929	5,431,572
CVS Health Corp.	178,991	13,300,821
Elevance Health, Inc.	66,203	30,440,801
The Cigna Group	49,348	12,609,894
		68,553,249
Pharmaceuticals – 5.9%
AstraZeneca PLC, ADR	116,332	8,074,604
Johnson & Johnson	155,257	24,064,835
Merck & Company, Inc.	116,921	12,439,225
Pfizer, Inc.	379,599	15,487,639
Sanofi	92,123	9,993,385
Sanofi, ADR	61,494	3,346,503
Viatris, Inc.	668,400	6,430,008
		79,836,199
		231,493,690
Industrials – 11.3%
Aerospace and defense – 2.6%
L3Harris Technologies, Inc.	107,133	21,023,780

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (A)	64,334	$13,666,472
		34,690,252
Air freight and logistics – 1.8%
United Parcel Service, Inc., Class B	125,943	24,431,683
Commercial services and supplies – 0.5%
Stericycle, Inc. (A)	164,049	7,154,177
Industrial conglomerates – 4.4%
3M Company	24,300	2,554,173
General Electric Company	418,663	40,024,183
Siemens AG, ADR	216,489	17,524,785
		60,103,141
Machinery – 1.3%
Cummins, Inc.	15,932	3,805,836
Flowserve Corp.	34,687	1,179,358
Stanley Black & Decker, Inc.	149,900	12,078,942
		17,064,136
Passenger airlines – 0.7%
Southwest Airlines Company	303,841	9,886,986
		153,330,375
Information technology – 7.2%
Communications equipment – 0.3%
Cisco Systems, Inc.	85,569	4,473,119
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	31,553	4,138,176
IT services – 0.2%
Accenture PLC, Class A	11,100	3,172,491
Semiconductors and semiconductor equipment – 4.5%
Applied Materials, Inc.	102,930	12,642,892
Qualcomm, Inc.	262,005	33,426,598
Texas Instruments, Inc.	76,055	14,146,991
		60,216,481
Software – 1.6%
Microsoft Corp.	72,036	20,767,979
Technology hardware, storage and peripherals – 0.3%
Samsung Electronics Company, Ltd.	83,080	4,108,385
		96,876,631
Materials – 4.0%
Chemicals – 2.7%
CF Industries Holdings, Inc.	318,452	23,084,585
DuPont de Nemours, Inc.	13,952	1,001,335
International Flavors & Fragrances, Inc.	87,328	8,030,683
RPM International, Inc.	43,700	3,812,388
		35,928,991
Containers and packaging – 1.3%
International Paper Company	502,773	18,129,994
		54,058,985
Real estate – 3.9%
Health care REITs – 0.1%
Welltower, Inc.	26,273	1,883,511
Office REITs – 0.0%
Vornado Realty Trust	42,393	651,580
Residential REITs – 1.4%
Equity Residential	313,032	18,781,922
Specialized REITs – 2.4%
Rayonier, Inc.	333,404	11,089,017
Weyerhaeuser Company	691,388	20,831,520
		31,920,537
		53,237,550
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 7.8%
Electric utilities – 3.5%
NextEra Energy, Inc.	60,937	$4,697,024
PG&E Corp. (A)	114,800	1,856,316
The Southern Company	592,512	41,226,985
		47,780,325
Multi-utilities – 4.3%
Ameren Corp.	104,278	9,008,576
Dominion Energy, Inc.	357,197	19,970,884
NiSource, Inc.	145,849	4,077,938
Sempra Energy	163,719	24,747,764
		57,805,162
		105,585,487
TOTAL COMMON STOCKS (Cost $1,089,624,370)		$1,310,898,920
PREFERRED SECURITIES – 1.8%
Consumer discretionary – 0.9%
Automobiles – 0.9%
Dr. Ing. h.c. F. Porsche AG (A)	91,958	11,802,730
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company, 6.000%	106,565	5,298,412
Utilities – 0.5%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926%	56,812	2,633,236
Multi-utilities – 0.3%
NiSource, Inc., 7.750%	41,667	4,352,535
		6,985,771
TOTAL PREFERRED SECURITIES (Cost $21,038,625)		$24,086,913
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 4.9438% (C)(D)	1,480,933	14,804,742
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (C)	3,142,542	3,142,542
T. Rowe Price Government Reserve Fund, 4.8116% (C)	13,207,309	13,207,309
TOTAL SHORT-TERM INVESTMENTS (Cost $31,156,013)		$31,154,593
Total Investments (Equity Income Trust) (Cost $1,141,819,008) – 100.9%		$1,366,140,426
Other assets and liabilities, net – (0.9%)		(12,793,847)
TOTAL NET ASSETS – 100.0%		$1,353,346,579
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $14,489,159.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.7%
Financials – 93.8%
Banks – 46.8%
1st Source Corp.	21,215	$915,427
American Business Bank (A)	27,647	912,351
Atlantic Union Bankshares Corp.	39,153	1,372,313
Bank of America Corp.	89,440	2,557,984
Bank of Marin Bancorp	34,832	762,472
BayCom Corp.	32,520	555,442
BNP Paribas SA	41,647	2,487,056
Business First Bancshares, Inc.	32,931	564,108
California BanCorp (A)	27,567	537,832
Cambridge Bancorp	20,031	1,298,209
Central Valley Community Bancorp	18,354	377,725
Citizens Community Bancorp, Inc.	17,888	189,792
Citizens Financial Group, Inc.	84,822	2,576,044
Coastal Financial Corp. (A)	30,159	1,086,026
Comerica, Inc.	39,745	1,725,728
Enterprise Bancorp, Inc.	12,134	381,736
ESSA Bancorp, Inc.	17,566	276,138
Evans Bancorp, Inc.	16,400	550,466
Fifth Third Bancorp	86,031	2,291,866
First Citizens BancShares, Inc., Class A	344	334,746
First Merchants Corp.	39,894	1,314,507
German American Bancorp, Inc.	17,755	592,484
HBT Financial, Inc.	43,717	862,099
Independent Bank Corp. (Massachusetts)	19,317	1,267,582
ING Groep NV	206,503	2,452,292
JPMorgan Chase & Co.	18,461	2,405,653
Landmark Bancorp, Inc.	13,402	276,885
M&T Bank Corp.	14,177	1,695,144
Mid Penn Bancorp, Inc.	9,944	254,666
Nicolet Bankshares, Inc. (A)	20,241	1,276,195
Pinnacle Financial Partners, Inc.	17,756	979,421
Popular, Inc.	27,673	1,588,707
Premier Financial Corp.	41,383	857,870
Regions Financial Corp.	182,826	3,393,251
Southern First Bancshares, Inc. (A)	12,586	386,390
Stock Yards Bancorp, Inc.	32,527	1,793,539
Sumitomo Mitsui Financial Group, Inc.	63,300	2,533,112
The First Bancshares, Inc.	18,748	484,261
Timberland Bancorp, Inc.	9,366	253,069
TriCo Bancshares	42,105	1,751,147
U.S. Bancorp	63,752	2,298,260
Webster Financial Corp.	24,718	974,384
Wells Fargo & Company	93,372	3,490,245
Westamerica BanCorp	2,459	108,934
		55,043,558
Capital markets – 19.4%
AllianceBernstein Holding LP	48,697	1,780,362
Ameriprise Financial, Inc.	11,032	3,381,308
Ares Management Corp., Class A	30,024	2,505,203
Brookfield Asset Management, Ltd., Class A	21,745	711,496
Brookfield Corp.	50,402	1,642,601
Federated Hermes, Inc.	7,160	287,402
Morgan Stanley	36,948	3,244,034
Nasdaq, Inc.	18,755	1,025,336
Onex Corp.	32,735	1,530,298
S&P Global, Inc.	7,466	2,574,053
Stifel Financial Corp.	17,507	1,034,489
The Charles Schwab Corp.	33,975	1,779,611
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Tradeweb Markets, Inc., Class A	16,337	$1,290,950
		22,787,143
Consumer finance – 1.5%
American Express Company	11,125	1,835,069
Financial services – 3.3%
Berkshire Hathaway, Inc., Class B (A)	3,819	1,179,193
Corebridge Financial, Inc.	112,638	1,804,461
Visa, Inc., Class A	3,964	893,723
		3,877,377
Insurance – 22.8%
American International Group, Inc.	15,736	792,465
Arch Capital Group, Ltd. (A)	39,129	2,655,685
Arthur J. Gallagher & Company	9,333	1,785,496
Chubb, Ltd.	9,777	1,898,498
James River Group Holdings, Ltd.	68,546	1,415,475
Markel Corp. (A)	2,890	3,691,715
Reinsurance Group of America, Inc.	17,279	2,293,960
RenaissanceRe Holdings, Ltd.	10,182	2,039,862
Skyward Specialty Insurance Group, Inc. (A)	51,712	1,130,941
Swiss Re AG	13,852	1,423,064
The Allstate Corp.	15,768	1,747,252
The Hartford Financial Services Group, Inc.	23,992	1,672,002
The Travelers Companies, Inc.	10,929	1,873,340
Unum Group	59,865	2,368,259
		26,788,014
		110,331,161
Real estate – 2.9%
Industrial REITs – 2.9%
Prologis, Inc.	14,532	1,813,154
Rexford Industrial Realty, Inc.	26,735	1,594,743
		3,407,897
TOTAL COMMON STOCKS (Cost $120,770,111)		$113,739,058
CONVERTIBLE BONDS - 0.5%
Financials - 0.5%
Redwood Trust, Inc. 7.750%, 06/15/2027 (B)	$745,000	644,891
TOTAL CONVERTIBLE BONDS (Cost $663,238)		$644,891
CORPORATE BONDS - 0.4%
Financials - 0.4%
BNP Paribas SA 7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (B)(C)	508,000	486,258
TOTAL CORPORATE BONDS (Cost $475,066)		$486,258
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.9438% (D)(E)	317,267	3,171,691
TOTAL SHORT-TERM INVESTMENTS (Cost $3,171,707)		$3,171,691
Total Investments (Financial Industries Trust) (Cost $125,080,122) – 100.3%		$118,041,898
Other assets and liabilities, net – (0.3%)		(389,604)
TOTAL NET ASSETS – 100.0%		$117,652,294
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.

76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 10.0%
Entertainment – 3.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,019,601	$76,296,743
Interactive media and services – 6.3%
Alphabet, Inc., Class A (A)	1,038,507	107,724,331
CarGurus, Inc. (A)	1,159,579	21,660,936
		129,385,267
		205,682,010
Consumer discretionary – 22.5%
Broadline retail – 8.5%
Amazon.com, Inc. (A)	1,697,636	175,348,822
Household durables – 5.4%
Lennar Corp., A Shares	802,472	84,347,832
NVR, Inc. (A)	4,653	25,927,400
		110,275,232
Leisure products – 2.4%
Polaris, Inc.	447,742	49,533,697
Specialty retail – 4.1%
Dufry AG (A)	789,394	35,205,698
Group 1 Automotive, Inc.	219,950	49,801,079
		85,006,777
Textiles, apparel and luxury goods – 2.1%
Canada Goose Holdings, Inc. (A)	1,288,298	24,799,737
Salvatore Ferragamo SpA	984,224	18,001,920
		42,801,657
		462,966,185
Consumer staples – 3.4%
Beverages – 1.3%
Anheuser-Busch InBev SA/NV, ADR	401,413	26,786,289
Food products – 0.9%
The Hain Celestial Group, Inc. (A)	1,089,605	18,686,726
Personal care products – 1.2%
BellRing Brands, Inc. (A)	715,395	24,323,430
		69,796,445
Energy – 5.1%
Oil, gas and consumable fuels – 5.1%
Cheniere Energy, Inc.	436,704	68,824,550
Suncor Energy, Inc.	1,128,743	35,047,470
		103,872,020
Financials – 16.7%
Banks – 2.8%
First Hawaiian, Inc.	2,813,769	58,048,054
Capital markets – 13.4%
KKR & Company, Inc.	1,519,023	79,779,088
Morgan Stanley	845,774	74,258,957
S&P Global, Inc.	118,228	40,761,468
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	246,604	$80,666,634
		275,466,147
Consumer finance – 0.5%
Synchrony Financial	318,141	9,251,540
		342,765,741
Health care – 6.5%
Biotechnology – 2.2%
Alnylam Pharmaceuticals, Inc. (A)	69,086	13,839,308
Moderna, Inc. (A)	204,313	31,378,391
		45,217,699
Health care equipment and supplies – 0.8%
Hologic, Inc. (A)	202,424	16,335,617
Health care providers and services – 2.0%
Elevance Health, Inc.	89,558	41,179,664
Life sciences tools and services – 1.0%
Thermo Fisher Scientific, Inc.	34,536	19,905,514
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)	1,080,504	10,156,738
		132,795,232
Industrials – 4.9%
Electrical equipment – 1.5%
Regal Rexnord Corp.	127,661	17,965,733
Sensata Technologies Holding PLC	247,985	12,404,210
		30,369,943
Machinery – 1.5%
Parker-Hannifin Corp.	89,398	30,047,562
Trading companies and distributors – 1.9%
United Rentals, Inc.	100,149	39,634,968
		100,052,473
Information technology – 26.8%
Electronic equipment, instruments and components – 1.0%
CDW Corp.	106,631	20,781,316
Semiconductors and semiconductor equipment – 7.2%
Analog Devices, Inc.	437,395	86,263,042
NVIDIA Corp.	221,566	61,544,388
		147,807,430
Software – 14.1%
Autodesk, Inc. (A)	157,066	32,694,859
Microsoft Corp.	78,238	22,556,015
Oracle Corp.	388,001	36,053,053
Roper Technologies, Inc.	76,969	33,919,469
Salesforce, Inc. (A)	428,171	85,540,002
Workday, Inc., Class A (A)	381,485	78,791,912
		289,555,310
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	560,064	92,354,554
		550,498,610
Materials – 1.3%
Chemicals – 1.3%
Axalta Coating Systems, Ltd. (A)	902,767	27,344,812
Real estate – 2.0%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	2,460,926	5,807,785
Specialized REITs – 1.7%
American Tower Corp.	107,660	21,999,244

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Crown Castle, Inc.	97,205	$13,009,917
		35,009,161
		40,816,946
TOTAL COMMON STOCKS (Cost $1,417,021,931)		$2,036,590,474
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 4.9438% (B)(C)	2,014,148	20,135,237
TOTAL SHORT-TERM INVESTMENTS (Cost $20,132,950)		$20,135,237
Total Investments (Fundamental All Cap Core Trust) (Cost $1,437,154,881) – 100.2%		$2,056,725,711
Other assets and liabilities, net – (0.2%)		(3,341,345)
TOTAL NET ASSETS – 100.0%		$2,053,384,366
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 9.3%
Interactive media and services – 4.8%
Alphabet, Inc., Class A (A)	192,675	$19,986,178
Meta Platforms, Inc., Class A (A)	73,707	15,621,462
		35,607,640
Media – 4.5%
Charter Communications, Inc., Class A (A)	18,020	6,444,132
Comcast Corp., Class A	712,208	26,999,805
		33,443,937
		69,051,577
Consumer discretionary – 7.8%
Broadline retail – 1.7%
eBay, Inc.	285,688	12,675,977
Household durables – 4.0%
Lennar Corp., A Shares	283,406	29,788,805
Specialty retail – 2.1%
CarMax, Inc. (A)	110,897	7,128,459
Dufry AG (A)	178,831	7,975,574
		15,104,033
		57,568,815
Consumer staples – 8.7%
Beverages – 3.1%
Anheuser-Busch InBev SA/NV, ADR	215,540	14,382,984
Heineken Holding NV	95,873	8,796,166
		23,179,150
Consumer staples distribution and retail – 3.3%
Walmart, Inc.	164,542	24,261,718
Food products – 2.3%
Danone SA	184,413	11,474,842
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	57,531	$5,170,311
		16,645,153
		64,086,021
Energy – 6.7%
Oil, gas and consumable fuels – 6.7%
Cheniere Energy, Inc.	138,956	21,899,466
Chevron Corp.	66,988	10,929,762
Kinder Morgan, Inc.	199,703	3,496,800
Suncor Energy, Inc.	435,914	13,535,130
		49,861,158
Financials – 17.3%
Banks – 6.4%
Bank of America Corp.	276,857	7,918,110
Citigroup, Inc.	289,849	13,591,020
JPMorgan Chase & Co.	105,905	13,800,481
Wells Fargo & Company	326,109	12,189,954
		47,499,565
Capital markets – 10.4%
KKR & Company, Inc.	486,089	25,529,394
Morgan Stanley	121,521	10,669,544
Nasdaq, Inc.	270,270	14,775,661
State Street Corp.	222,113	16,811,733
The Goldman Sachs Group, Inc.	27,447	8,978,188
		76,764,520
Consumer finance – 0.5%
American Express Company	20,890	3,445,806
		127,709,891
Health care – 13.4%
Biotechnology – 1.5%
Gilead Sciences, Inc.	89,153	7,397,024
Moderna, Inc. (A)	22,414	3,442,342
		10,839,366
Health care equipment and supplies – 0.9%
Hologic, Inc. (A)	81,458	6,573,661
Health care providers and services – 5.4%
Elevance Health, Inc.	75,438	34,687,147
UnitedHealth Group, Inc.	10,729	5,070,418
		39,757,565
Life sciences tools and services – 1.6%
Danaher Corp.	46,843	11,806,310
Pharmaceuticals – 4.0%
Elanco Animal Health, Inc. (A)	731,732	6,878,281
GSK PLC, ADR	210,522	7,490,373
Merck & Company, Inc.	66,780	7,104,724
Novartis AG, ADR	92,943	8,550,756
		30,024,134
		99,001,036
Industrials – 14.0%
Aerospace and defense – 3.9%
Airbus SE	67,136	8,967,185
L3Harris Technologies, Inc.	30,304	5,946,857
Raytheon Technologies Corp.	143,230	14,026,514
		28,940,556
Electrical equipment – 1.1%
Sensata Technologies Holding PLC	162,252	8,115,845
Machinery – 5.6%
Fortive Corp.	177,176	12,078,088

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	86,203	$28,973,690
		41,051,778
Trading companies and distributors – 3.4%
United Rentals, Inc.	64,249	25,427,184
		103,535,363
Information technology – 15.5%
Electronic equipment, instruments and components – 1.6%
Vontier Corp.	442,154	12,088,490
IT services – 1.0%
Cognizant Technology Solutions Corp., Class A	124,382	7,578,595
Semiconductors and semiconductor equipment – 2.8%
Analog Devices, Inc.	63,959	12,613,994
KLA Corp.	10,550	4,211,244
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	43,885	4,082,183
		20,907,421
Software – 9.0%
Microsoft Corp.	81,010	23,355,183
Oracle Corp.	464,348	43,147,213
		66,502,396
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	157,290	7,778,141
		114,855,043
Materials – 2.1%
Chemicals – 2.1%
Axalta Coating Systems, Ltd. (A)	290,592	8,802,032
LyondellBasell Industries NV, Class A	73,401	6,891,620
		15,693,652
Real estate – 2.6%
Specialized REITs – 2.6%
American Tower Corp.	42,869	8,759,851
Crown Castle, Inc.	75,566	10,113,753
		18,873,604
TOTAL COMMON STOCKS (Cost $571,760,531)		$720,236,160
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 4.9438% (C)(D)	1,928,361	19,277,635
TOTAL SHORT-TERM INVESTMENTS (Cost $19,281,038)		$19,277,635
Total Investments (Fundamental Large Cap Value Trust) (Cost $591,041,572) – 100.0%		$739,513,795
Other assets and liabilities, net – 0.0%		111,361
TOTAL NET ASSETS – 100.0%		$739,625,156
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.0%
France - 13.7%
Air Liquide SA	49,951	$8,361,270
Capgemini SE	36,082	6,705,346
Carrefour SA	167,482	3,386,097
Cie Generale des Etablissements Michelin SCA	122,612	3,748,055
Sanofi	50,992	5,531,571
Thales SA	32,668	4,829,881
TotalEnergies SE	103,028	6,074,940
		38,637,160
Ireland - 4.7%
Accenture PLC, Class A	26,850	7,673,999
CRH PLC	110,716	5,592,705
		13,266,704
Japan - 9.1%
FANUC Corp.	143,355	5,176,863
Mitsubishi Estate Company, Ltd.	225,769	2,685,447
Sumitomo Mitsui Financial Group, Inc.	254,500	10,184,473
Sumitomo Mitsui Trust Holdings, Inc.	78,400	2,693,509
Tokyo Electric Power Company Holdings, Inc. (A)	1,435,000	5,126,131
		25,866,423
Netherlands - 6.1%
Heineken NV	43,511	4,675,313
ING Groep NV	413,968	4,916,034
Koninklijke Ahold Delhaize NV	126,501	4,321,941
Stellantis NV	179,057	3,256,395
		17,169,683
Spain - 1.7%
Amadeus IT Group SA (A)	72,187	4,842,581
Switzerland - 3.2%
Chubb, Ltd.	25,648	4,980,329
Roche Holding AG	14,181	4,052,116
		9,032,445
United Kingdom - 3.6%
Amcor PLC	141,316	1,608,176
Amcor PLC, CHESS Depositary Interest	354,257	3,990,974
Reckitt Benckiser Group PLC	62,041	4,719,900
		10,319,050
United States - 53.9%
Alphabet, Inc., Class A (A)	97,594	10,123,426
Apple, Inc.	52,047	8,582,550
Arthur J. Gallagher & Company	25,595	4,896,579
AutoZone, Inc. (A)	2,768	6,804,159
Bank of America Corp.	141,180	4,037,748
Cisco Systems, Inc.	133,247	6,965,487
ConocoPhillips	58,651	5,818,766
Electronic Arts, Inc.	44,972	5,416,877
Elevance Health, Inc.	7,470	3,434,781
FMC Corp.	46,987	5,738,522
Intercontinental Exchange, Inc.	42,719	4,455,165
Johnson & Johnson	44,797	6,943,535
Lowe's Companies, Inc.	21,754	4,350,147
Microsoft Corp.	57,000	16,433,101
Oracle Corp.	96,944	9,008,036
Otis Worldwide Corp.	66,140	5,582,216
Philip Morris International, Inc.	62,420	6,070,345
T-Mobile US, Inc. (A)	38,220	5,535,785
UnitedHealth Group, Inc.	11,795	5,574,199
Vertex Pharmaceuticals, Inc. (A)	16,078	5,065,695
Visa, Inc., Class A	25,207	5,683,170
Walmart, Inc.	29,303	4,320,727
Waste Management, Inc.	34,669	5,656,941

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Wells Fargo & Company	155,463	$5,811,207
		152,309,164
TOTAL COMMON STOCKS (Cost $255,865,414)		$271,443,210
PREFERRED SECURITIES - 2.3%
South Korea - 2.3%
Samsung Electronics Company, Ltd.	158,212	6,583,930
TOTAL PREFERRED SECURITIES (Cost $8,225,898)		$6,583,930
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
Tribune Media Company (A)(B)	43,120	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
Federated Government Obligations Fund, Institutional Class, 4.5786% (C)	3,267,973	3,267,973
TOTAL SHORT-TERM INVESTMENTS (Cost $3,267,973)		$3,267,973
Total Investments (Global Equity Trust) (Cost $267,359,285) - 99.5%		$281,295,113
Other assets and liabilities, net - 0.5%		1,439,014
TOTAL NET ASSETS - 100.0%		$282,734,127
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Warby Parker, Inc., Class A (A)	27,165	$287,677
Health care – 98.8%
Biotechnology – 28.9%
2seventy bio, Inc. (A)	8,100	82,620
Aadi Bioscience, Inc. (A)	5,700	41,268
AbbVie, Inc.	28,406	4,527,064
ACADIA Pharmaceuticals, Inc. (A)	28,578	537,838
ADC Therapeutics SA (A)	23,188	45,217
Agios Pharmaceuticals, Inc. (A)	9,085	208,682
Akero Therapeutics, Inc. (A)	12,068	461,722
Alector, Inc. (A)	11,904	73,686
Allakos, Inc. (A)	19,563	87,055
Allogene Therapeutics, Inc. (A)	37,654	186,011
Alnylam Pharmaceuticals, Inc. (A)	24,462	4,900,228
Ambrx Biopharma, Inc. (A)	2,700	24,084
Apellis Pharmaceuticals, Inc. (A)	27,708	1,827,620
Arcus Biosciences, Inc. (A)	8,005	146,011
Ardelyx, Inc. (A)	35,200	168,608
Argenx SE, ADR (A)	11,150	4,154,267
Ascendis Pharma A/S, ADR (A)	15,465	1,658,157
Aura Biosciences, Inc. (A)	10,426	96,753
Avidity Biosciences, Inc. (A)	34,922	536,053
BeiGene, Ltd., ADR (A)	6,134	1,322,061
Bicycle Therapeutics PLC, ADR (A)	7,229	153,761
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (A)	6,877	$1,912,012
Biohaven, Ltd. (A)	19,422	265,305
BioMarin Pharmaceutical, Inc. (A)	15,802	1,536,586
Blueprint Medicines Corp. (A)	24,443	1,099,691
C4 Therapeutics, Inc. (A)	19,141	60,103
Celldex Therapeutics, Inc. (A)	12,361	444,749
Centessa Pharmaceuticals PLC, ADR (A)	18,009	69,335
Cerevel Therapeutics Holdings, Inc. (A)	30,338	739,944
CRISPR Therapeutics AG (A)	5,251	237,503
CureVac NV (A)	38,697	269,718
Cytokinetics, Inc. (A)	9,236	325,015
Day One Biopharmaceuticals, Inc. (A)	12,941	173,021
Deciphera Pharmaceuticals, Inc. (A)	9,900	152,955
Denali Therapeutics, Inc. (A)	21,163	487,596
Dyne Therapeutics, Inc. (A)	4,000	46,080
Enanta Pharmaceuticals, Inc. (A)	3,200	129,408
Entrada Therapeutics, Inc. (A)	11,625	168,563
Exact Sciences Corp. (A)	20,307	1,377,018
Exelixis, Inc. (A)	41,125	798,236
Fate Therapeutics, Inc. (A)	21,179	120,720
FibroGen, Inc. (A)	8,700	162,342
Generation Bio Company (A)	37,692	162,076
Genmab A/S (A)	3,953	1,494,255
Gossamer Bio, Inc. (A)	7,366	9,281
IGM Biosciences, Inc. (A)	8,499	116,776
Immatics NV (A)	12,569	86,726
Immuneering Corp., Class A (A)	29,676	288,154
Immunocore Holdings PLC, ADR (A)	19,425	960,372
Immunovant, Inc. (A)	5,800	89,958
Incyte Corp. (A)	15,173	1,096,553
Insmed, Inc. (A)	46,329	789,909
Intellia Therapeutics, Inc. (A)	7,787	290,221
Ionis Pharmaceuticals, Inc. (A)	19,933	712,405
Iovance Biotherapeutics, Inc. (A)	34,648	211,699
IVERIC bio, Inc. (A)	47,467	1,154,872
Karuna Therapeutics, Inc. (A)	10,733	1,949,542
Keros Therapeutics, Inc. (A)	5,200	222,040
Kymera Therapeutics, Inc. (A)	17,197	509,547
Legend Biotech Corp., ADR (A)	14,689	708,304
LianBio, ADR (A)	38,982	76,015
Lyell Immunopharma, Inc. (A)	41,100	96,996
MeiraGTx Holdings PLC (A)	10,086	52,145
Mirati Therapeutics, Inc. (A)	13,166	489,512
Moderna, Inc. (A)	10,217	1,569,127
Monte Rosa Therapeutics, Inc. (A)	27,152	211,514
MoonLake Immunotherapeutics (A)	11,486	245,686
Morphic Holding, Inc. (A)	6,189	232,954
Neurocrine Biosciences, Inc. (A)	6,883	696,697
Nuvalent, Inc., Class A (A)	5,848	152,574
Prelude Therapeutics, Inc. (A)	7,294	41,576
Prime Medicine, Inc. (A)	12,784	157,243
Progenics Pharmaceuticals, Inc. (A)(B)	21,900	25,205
Prometheus Biosciences, Inc. (A)	7,699	826,257
Protagonist Therapeutics, Inc. (A)	5,600	128,800
Prothena Corp. PLC (A)	11,810	572,431
PTC Therapeutics, Inc. (A)	7,783	377,009
RAPT Therapeutics, Inc. (A)	15,712	288,315
Regeneron Pharmaceuticals, Inc. (A)	12,625	10,373,584
Relay Therapeutics, Inc. (A)	38,147	628,281
Replimune Group, Inc. (A)	26,425	466,666
REVOLUTION Medicines, Inc. (A)	28,781	623,396
Rocket Pharmaceuticals, Inc. (A)	9,847	168,679
Sage Therapeutics, Inc. (A)	12,342	517,870
Sana Biotechnology, Inc. (A)	30,507	99,758
Sarepta Therapeutics, Inc. (A)	11,619	1,601,447

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scholar Rock Holding Corp. (A)	37,540	$300,320
Seagen, Inc. (A)	16,258	3,291,757
Senti Biosciences, Inc. (A)	18,789	22,171
SpringWorks Therapeutics, Inc. (A)	3,481	89,601
Stoke Therapeutics, Inc. (A)	8,627	71,863
Tenaya Therapeutics, Inc. (A)	24,566	70,013
Twist Bioscience Corp. (A)	8,130	122,600
Ultragenyx Pharmaceutical, Inc. (A)	22,615	906,862
Vertex Pharmaceuticals, Inc. (A)	21,827	6,877,033
Voyager Therapeutics, Inc. (A)	10,500	80,955
Xencor, Inc. (A)	16,855	470,086
Zai Lab, Ltd., ADR (A)	17,127	569,644
Zentalis Pharmaceuticals, Inc. (A)	15,240	262,128
		76,522,126
Health care equipment and supplies – 16.9%
Baxter International, Inc.	11,600	470,496
Becton, Dickinson and Company	20,337	5,034,221
Boston Scientific Corp. (A)	18,471	924,104
Dentsply Sirona, Inc.	6,800	267,104
DexCom, Inc. (A)	20,556	2,388,196
GE HealthCare Technologies, Inc. (A)	10,735	880,592
Hologic, Inc. (A)	31,791	2,565,534
Inari Medical, Inc. (A)	10,846	669,632
Insulet Corp. (A)	7,679	2,449,294
Intuitive Surgical, Inc. (A)	30,461	7,781,872
iRhythm Technologies, Inc. (A)	3,404	422,198
Lantheus Holdings, Inc. (A)	5,386	444,668
Masimo Corp. (A)	1,472	271,643
Nevro Corp. (A)	4,519	163,362
Novocure, Ltd. (A)	24,929	1,499,230
Orchestra Biomed Holdings, Inc. (A)	13,354	261,338
Penumbra, Inc. (A)	12,552	3,498,117
PROCEPT BioRobotics Corp. (A)	13,145	373,318
QuidelOrtho Corp. (A)	6,701	596,992
Shockwave Medical, Inc. (A)	10,415	2,258,284
STERIS PLC	3,891	744,270
Stryker Corp.	25,723	7,343,145
Teleflex, Inc.	5,490	1,390,672
The Cooper Companies, Inc.	2,239	835,953
Zimmer Biomet Holdings, Inc.	10,862	1,403,370
		44,937,605
Health care providers and services – 18.4%
agilon health, Inc. (A)	29,956	711,455
Alignment Healthcare, Inc. (A)	25,979	165,226
AmerisourceBergen Corp.	3,923	628,112
Centene Corp. (A)	37,596	2,376,443
Elevance Health, Inc.	18,232	8,383,256
GeneDx Holdings Corp. (A)	30,292	11,057
Guardant Health, Inc. (A)	20,231	474,215
HCA Healthcare, Inc.	11,185	2,949,261
Humana, Inc.	10,525	5,109,467
McKesson Corp.	2,082	741,296
Molina Healthcare, Inc. (A)	13,060	3,493,419
Option Care Health, Inc. (A)	13,198	419,300
Surgery Partners, Inc. (A)	12,704	437,907
The Cigna Group	11,681	2,984,846
UnitedHealth Group, Inc.	41,959	19,829,398
		48,714,658
Health care technology – 1.2%
Certara, Inc. (A)	12,799	308,584
Doximity, Inc., Class A (A)	23,993	776,893
Schrodinger, Inc. (A)	6,200	163,246
Sophia Genetics SA (A)	26,245	130,438
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Veeva Systems, Inc., Class A (A)	9,746	$1,791,217
		3,170,378
Life sciences tools and services – 16.3%
10X Genomics, Inc., Class A (A)	23,415	1,306,323
Adaptive Biotechnologies Corp. (A)	25,114	221,757
Agilent Technologies, Inc.	37,144	5,138,501
Avantor, Inc. (A)	69,769	1,474,917
Bruker Corp.	29,500	2,325,780
Charles River Laboratories International, Inc. (A)	7,094	1,431,711
Danaher Corp.	31,757	8,004,034
Evotec SE (A)	12,592	265,969
Illumina, Inc. (A)	5,631	1,309,489
IQVIA Holdings, Inc. (A)	3,562	708,446
Mettler-Toledo International, Inc. (A)	914	1,398,612
Olink Holding AB, ADR (A)	39,426	888,268
Pacific Biosciences of California, Inc. (A)	54,894	635,673
Rapid Micro Biosystems, Inc., Class A (A)	15,317	20,065
Repligen Corp. (A)	4,282	720,918
Seer, Inc. (A)	19,716	76,104
Thermo Fisher Scientific, Inc.	25,516	14,706,657
West Pharmaceutical Services, Inc.	6,488	2,247,897
WuXi Biologics Cayman, Inc. (A)(C)	57,500	354,313
		43,235,434
Pharmaceuticals – 17.1%
Arvinas, Inc. (A)	11,123	303,880
AstraZeneca PLC, ADR	135,716	9,420,048
Catalent, Inc. (A)	15,627	1,026,850
Daiichi Sankyo Company, Ltd.	62,300	2,272,557
DICE Therapeutics, Inc. (A)	13,895	398,092
Eisai Company, Ltd.	7,300	414,637
Eli Lilly & Company	28,696	9,854,780
Longboard Pharmaceuticals, Inc. (A)	6,452	25,356
Merck & Company, Inc.	88,326	9,397,003
Novo Nordisk A/S, ADR	7,237	1,151,696
Nuvation Bio, Inc. (A)	10,300	17,098
Pfizer, Inc.	127,843	5,215,994
Pliant Therapeutics, Inc. (A)	11,373	302,522
Reata Pharmaceuticals, Inc., Class A (A)	2,025	184,113
Relmada Therapeutics, Inc. (A)	2,400	5,424
Roche Holding AG	6,560	1,874,471
Royalty Pharma PLC, Class A	30,588	1,102,086
Structure Therapeutics, Inc., ADR (A)	6,882	163,723
Theseus Pharmaceuticals, Inc. (A)	20,251	179,829
Ventyx Biosciences, Inc. (A)	14,580	488,430
Viatris, Inc.	28,380	273,016
Zoetis, Inc.	7,306	1,216,011
		45,287,616
		261,867,817
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	104,881
TOTAL COMMON STOCKS (Cost $212,544,422)		$262,260,375
PREFERRED SECURITIES – 0.7%
Health care – 0.7%
Life sciences tools and services – 0.7%
Sartorius AG	4,251	1,791,610
TOTAL PREFERRED SECURITIES (Cost $852,569)		$1,791,610

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	$818
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	4,862	90
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	513
TOTAL WARRANTS (Cost $29,139)		$1,421
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (D)	630,191	630,191
T. Rowe Price Government Reserve Fund, 4.8116% (D)	154,112	154,112
TOTAL SHORT-TERM INVESTMENTS (Cost $784,303)		$784,303
Total Investments (Health Sciences Trust) (Cost $214,210,433) – 99.9%		$264,837,709
Other assets and liabilities, net – 0.1%		324,590
TOTAL NET ASSETS – 100.0%		$265,162,299
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Argentina – 0.4%
Provincia de Buenos Aires 5.250%, (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$756,976	$265,369
Republic of Argentina
0.500%, (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030	598,627	173,410
1.000%, 07/09/2029	59,073	16,528
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	526,571	136,872
		592,179
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,091,366)		$592,179
CORPORATE BONDS – 81.4%
Communication services – 10.3%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	763,991
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	804,825
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Altice Financing SA 5.750%, 08/15/2029 (A)	$780,000	$620,100
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	489,600
Altice France SA 5.125%, 07/15/2029 (A)	590,000	443,975
AMC Entertainment Holdings, Inc.
7.500%, 02/15/2029 (A)	730,000	504,383
10.000%, 06/15/2026 (A)	330,000	209,237
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	176,687
4.500%, 08/15/2030 (A)	620,000	523,900
4.500%, 05/01/2032	1,530,000	1,251,265
4.750%, 02/01/2032 (A)	540,000	453,520
Charter Communications Operating LLC 6.484%, 10/23/2045	230,000	217,901
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)(B)	760,000	540,132
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	172,366
5.000%, 11/15/2031 (A)	330,000	167,107
5.750%, 01/15/2030 (A)	600,000	315,915
6.500%, 02/01/2029 (A)	800,000	664,410
Directv Financing LLC 5.875%, 08/15/2027 (A)	710,000	643,047
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	532,500
5.750%, 12/01/2028 (A)	900,000	671,625
5.875%, 11/15/2024	500,000	445,830
7.750%, 07/01/2026	870,000	574,200
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	620,000	520,800
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	190,000	150,100
5.250%, 08/15/2027 (A)	410,000	335,175
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)(B)	280,000	227,857
4.625%, 06/01/2028 (A)	350,000	325,052
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	407,925
Sabre GLBL, Inc. 11.250%, 12/15/2027 (A)	610,000	568,422
Sprint LLC
7.625%, 02/15/2025	510,000	528,853
7.875%, 09/15/2023	320,000	322,366
Telecom Italia Capital SA 6.000%, 09/30/2034	500,000	428,750
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	228,281
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	385,104
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	308,890
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	230,895
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	307,310
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	470,000	417,713
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	600,054
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	282,150
		17,762,213

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 18.1%
Academy, Ltd. 6.000%, 11/15/2027 (A)	$250,000	$243,853
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	511,000	484,811
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029	1,080,000	912,066
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	609,259	691,509
Bath & Body Works, Inc.
5.250%, 02/01/2028	920,000	878,600
7.500%, 06/15/2029 (B)	160,000	163,287
9.375%, 07/01/2025 (A)(B)	340,000	363,243
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	500,000	446,387
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	300,000	262,350
7.000%, 02/15/2030 (A)	600,000	610,500
8.125%, 07/01/2027 (A)	350,000	357,000
Carnival Corp.
7.625%, 03/01/2026 (A)	490,000	447,125
10.500%, 06/01/2030 (A)	470,000	451,200
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	510,000	548,638
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	532,819
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	640,000	527,133
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)(B)	350,000	281,750
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	410,000	276,599
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	571,025
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	640,000	561,728
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	640,000	533,920
Ford Motor Company
3.250%, 02/12/2032	400,000	314,383
6.100%, 08/19/2032	1,170,000	1,133,796
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	688,279
4.950%, 05/28/2027	330,000	314,759
5.113%, 05/03/2029	900,000	844,920
7.350%, 03/06/2030	940,000	965,850
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	1,160,000	1,055,600
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	230,000	211,798
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	277,100
Mohegan Tribal Gaming Authority 13.250%, 12/15/2027 (A)	570,000	613,132
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	2,260,000	2,107,450
7.750%, 02/15/2029 (A)(B)	610,000	523,035
8.375%, 02/01/2028 (A)	800,000	802,742
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	281,661
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	245,403
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (A)	$640,000	$598,752
7.250%, 01/15/2030 (A)	840,000	845,250
11.625%, 08/15/2027 (A)	570,000	612,206
Sands China, Ltd. 5.900%, 08/08/2028	200,000	189,870
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	385,670
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	293,489
StoneMor, Inc. 8.500%, 05/15/2029 (A)	440,000	338,250
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	257,850
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	360,000	300,040
7.875%, 05/01/2029 (A)	1,070,000	749,000
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	419,097
Upbound Group, Inc. 6.375%, 02/15/2029 (A)(B)	790,000	663,325
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	146,384
7.000%, 02/15/2029 (A)(B)	490,000	420,347
13.000%, 05/15/2025 (A)	910,000	961,188
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,345,000	1,193,688
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	430,000
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)(B)	310,000	300,700
5.125%, 12/15/2029 (A)	260,000	212,940
5.625%, 08/26/2028 (A)	920,000	782,478
Wynn Resorts Finance LLC 7.125%, 02/15/2031 (A)(B)	600,000	608,622
		31,234,957
Consumer staples – 0.7%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	290,000	289,014
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	479,452
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	484,377
		1,252,843
Energy – 12.6%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	400,008
Apache Corp. 7.750%, 12/15/2029	310,000	325,582
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,210,265
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	649,900
7.625%, 12/15/2025 (A)	350,000	346,500
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	78,726
Chord Energy Corp. 6.375%, 06/01/2026 (A)	990,000	980,565
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	636,400
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	590,000	565,663
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	290,399
6.750%, 09/15/2037 (A)	200,000	216,946

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (A)	$260,000	$252,285
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	410,000	406,925
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	158,400
EQM Midstream Partners LP
5.500%, 07/15/2028	560,000	508,654
6.500%, 07/01/2027 (A)	220,000	213,242
6.500%, 07/15/2048	1,460,000	1,128,186
7.500%, 06/01/2030 (A)	360,000	348,750
Genesis Energy LP 8.875%, 04/15/2030	530,000	536,625
Hilcorp Energy I LP 6.250%, 04/15/2032 (A)	530,000	490,250
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	610,000	575,206
MEG Energy Corp. 7.125%, 02/01/2027 (A)	830,000	846,678
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	620,000	591,325
Neptune Energy Bondco PLC 6.625%, 05/15/2025 (A)	250,000	242,315
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	843,158
Occidental Petroleum Corp.
4.100%, 02/15/2047	120,000	91,190
4.400%, 04/15/2046	180,000	142,650
6.125%, 01/01/2031	330,000	342,375
6.450%, 09/15/2036	300,000	315,429
6.600%, 03/15/2046	390,000	410,040
8.875%, 07/15/2030	490,000	569,939
Permian Resources Operating LLC 5.875%, 07/01/2029 (A)	1,320,000	1,249,895
Range Resources Corp.
4.750%, 02/15/2030 (A)	120,000	109,384
8.250%, 01/15/2029	490,000	516,418
ROCC Holdings LLC 9.250%, 08/15/2026 (A)	490,000	516,278
Southwestern Energy Company 4.750%, 02/01/2032	790,000	697,562
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)	380,000	364,800
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	590,000	527,301
Transocean, Inc. 8.750%, 02/15/2030 (A)	390,000	397,800
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	820,000	688,800
6.250%, 01/15/2030 (A)	570,000	574,275
Western Midstream Operating LP
3.350%, 02/01/2025	530,000	506,124
5.450%, 04/01/2044	620,000	540,652
5.500%, 02/01/2050	350,000	296,975
		21,700,840
Financials – 8.1%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	157,000
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	790,000	555,643
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (D)	380,000	342,000
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA 7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	$390,000	$370,145
Bread Financial Holdings, Inc. 4.750%, 12/15/2024 (A)	510,000	456,000
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	542,938
6.875%, 04/15/2030 (A)	500,000	430,340
Citigroup, Inc.
5.950%, (5.950% to 5-15-25, then 3 month CME Term SOFR + 4.167%), 05/15/2025 (D)	180,000	167,750
6.300%, (6.300% to 5-15-24, then 3 month CME Term SOFR + 3.685%), 05/15/2024 (D)	410,000	389,500
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	302,400
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (A)	420,000	369,774
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	340,000	327,579
Credit Suisse Group AG 6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (A)	480,000	493,200
FirstCash, Inc.
4.625%, 09/01/2028 (A)	530,000	470,074
5.625%, 01/01/2030 (A)	440,000	405,900
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	2,025,678	1,827,850
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	873,467
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	334,613
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	286,400
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	363,400
4.750%, 06/15/2029 (A)	300,000	216,849
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	300,204
6.500%, 05/01/2028 (A)	430,000	365,792
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	650,850
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	522,358
4.000%, 10/15/2033 (A)	680,000	539,818
Ryan Specialty Group LLC 4.375%, 02/01/2030 (A)	520,000	454,676
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	271,361
UBS Group AG 7.000%, (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%), 01/31/2024 (A)(D)	550,000	521,791
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	720,000	593,110
		13,902,782

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 5.0%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	$460,000	$383,002
5.125%, 03/01/2030 (A)(B)	760,000	644,727
Akumin, Inc. 7.000%, 11/01/2025 (A)	720,000	567,000
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	740,000	600,036
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	223,908
6.125%, 02/01/2027 (A)	360,000	232,992
6.250%, 02/15/2029 (A)	1,220,000	487,000
Cano Health LLC 6.250%, 10/01/2028 (A)	420,000	229,950
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	1,073,000	841,715
6.125%, 04/01/2030 (A)	170,000	102,425
Legacy LifePoint Health LLC 6.750%, 04/15/2025 (A)	380,000	360,605
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	208,200
5.250%, 10/01/2029 (A)	520,000	451,159
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)	1,170,000	870,426
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	50,000	27,625
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	540,000	490,336
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	1,100,000	996,283
7.875%, 09/15/2029 (B)	200,000	209,250
8.125%, 09/15/2031 (B)	460,000	482,862
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)	960,000	251,210
		8,660,711
Industrials – 14.5%
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	350,000	342,943
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	720,000	604,334
6.625%, 07/15/2026 (A)	700,000	672,704
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)	650,000	606,999
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,590,000	1,525,185
7.250%, 02/15/2028 (A)	440,000	427,900
11.750%, 07/15/2025 (A)	150,000	164,106
Anagram International, Inc. 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)	91,761	74,326
ATS Corp. 4.125%, 12/15/2028 (A)	300,000	266,073
Bombardier, Inc.
7.500%, 02/01/2029 (A)	570,000	582,289
7.875%, 04/15/2027 (A)	820,000	830,110
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	650,000	609,343
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)(B)	310,000	316,279
CoreCivic, Inc. 8.250%, 04/15/2026 (B)	1,070,000	1,078,539
Covanta Holding Corp. 4.875%, 12/01/2029 (A)	510,000	453,767
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	280,000	$182,316
GEO Group, Inc. 10.500%, 06/30/2028		$607,000	613,281
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		920,000	806,228
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		510,000	484,171
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	760,631
Madison IAQ LLC
4.125%, 06/30/2028 (A)		90,000	77,850
5.875%, 06/30/2029 (A)		550,000	424,875
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		425,024	423,656
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)		1,090,000	921,050
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		270,000	209,002
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		360,000	325,314
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		680,000	622,660
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		920,000	860,200
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		630,000	523,789
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		730,000	651,824
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)		770,000	722,838
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		906,000	909,683
The GEO Group, Inc. 9.500%, 12/31/2028 (A)(B)		945,000	912,265
Titan International, Inc. 7.000%, 04/30/2028		670,000	603,690
TransDigm, Inc.
4.625%, 01/15/2029		450,000	400,050
5.500%, 11/15/2027		250,000	235,728
6.750%, 08/15/2028 (A)		630,000	636,300
8.000%, 12/15/2025 (A)		200,000	203,750
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026		217,050	206,198
United Airlines, Inc. 4.625%, 04/15/2029 (A)		230,000	208,035
United Rentals North America, Inc.
3.875%, 02/15/2031		510,000	450,075
4.875%, 01/15/2028		640,000	612,000
5.250%, 01/15/2030		400,000	385,000
6.000%, 12/15/2029 (A)		280,000	283,856
Vertiv Group Corp. 4.125%, 11/15/2028 (A)		760,000	670,590
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (A)(B)		690,000	614,953
XPO CNW, Inc. 6.700%, 05/01/2034		370,000	334,900
XPO Escrow Sub LLC 7.500%, 11/15/2027 (A)		160,000	166,400
			24,998,055

85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 3.6%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	$410,000	$359,039
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	638,871
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)(B)	260,000	235,136
CommScope, Inc.
4.750%, 09/01/2029 (A)	1,500,000	1,250,280
8.250%, 03/01/2027 (A)(B)	640,000	524,224
Elastic NV 4.125%, 07/15/2029 (A)	570,000	486,638
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	340,000	338,300
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	430,608
Open Text Corp. 6.900%, 12/01/2027 (A)	360,000	371,376
Paysafe Finance PLC 4.000%, 06/15/2029 (A)(B)	810,000	629,775
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	327,638
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	684,125
		6,276,010
Materials – 4.5%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,350,000	1,032,615
Ardagh Metal Packaging Finance USA LLC
4.000%, 09/01/2029 (A)	800,000	626,000
6.000%, 06/15/2027 (A)	320,000	317,128
Canpack SA 3.875%, 11/15/2029 (A)	700,000	566,713
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	503,362
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (A)	1,450,000	1,402,566
7.500%, 04/01/2025 (A)	210,000	209,828
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,160,000	1,085,033
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	500,000	472,500
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	445,661
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(C)	912,943	1,826
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Olin Corp. 5.000%, 02/01/2030	420,000	393,800
Pactiv LLC 8.375%, 04/15/2027	20,000	19,747
Summit Materials LLC 5.250%, 01/15/2029 (A)	720,000	680,400
		7,757,189
Real estate – 2.7%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	179,063
4.750%, 02/15/2028	930,000	627,843
9.750%, 06/15/2025	170,000	164,475
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	719,600
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	494,810
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Forestar Group, Inc. (continued)
5.000%, 03/01/2028 (A)	$250,000	$223,750
IIP Operating Partnership LP 5.500%, 05/25/2026	950,000	816,693
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	352,080
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	134,640
4.625%, 08/01/2029	260,000	192,075
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	359,093
Service Properties Trust 5.500%, 12/15/2027	400,000	358,000
		4,622,122
Utilities – 1.3%
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	253,042
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	297,075
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	1,200,000	1,017,000
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	258,932
TransAlta Corp. 7.750%, 11/15/2029	310,000	325,774
		2,151,823
TOTAL CORPORATE BONDS (Cost $161,855,257)		$140,319,545
CONVERTIBLE BONDS – 0.6%
Communication services – 0.1%
DISH Network Corp. 3.375%, 08/15/2026	530,000	272,950
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 7.593%, 03/15/2028 (E)	470,000	325,240
Industrials – 0.2%
Spirit Airlines, Inc. 1.000%, 05/15/2026	360,000	289,980
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	190,000	168,720
TOTAL CONVERTIBLE BONDS (Cost $1,436,499)		$1,056,890
TERM LOANS (F) – 5.3%
Consumer discretionary – 1.6%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.000%) 8.840%, 08/12/2028	287,116	286,668
Equinox Holdings, Inc. , 2020 Term Loan B2 (3 month LIBOR + 9.000%) 14.159%, 03/08/2024	369,550	336,291
First Brands Group LLC, 2021 Term Loan (6 month SOFR + 5.000%) 10.252%, 03/30/2027	343,000	328,958
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 8.590%, 03/06/2028	322,612	317,976
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 10.845%, 06/19/2026	569,833	560,932

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 8.590%, 01/31/2028	$343,000	$303,709
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month LIBOR + 3.250%) 8.125%, 02/17/2028	559,397	552,405
		2,686,939
Financials – 0.6%
Acrisure LLC, 2020 Term Loan B (1 month LIBOR + 3.500%) 8.359%, 02/15/2027	446,200	430,953
Asurion LLC, 2022 Term Loan B10 (3 month SOFR + 4.000%) 8.907%, 08/19/2028	398,000	366,411
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month LIBOR + 6.750%) 11.909%, 04/07/2028	190,000	174,008
		971,372
Health care – 0.6%
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 8.590%, 02/18/2027	485,778	394,019
Eyecare Partners LLC, 2022 Incremental Term Loan (1 month SOFR + 4.500%) 9.407%, 11/15/2028	379,050	308,926
U.S. Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 9.859%, 06/26/2026	636,191	427,838
		1,130,783
Industrials – 0.6%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.213%, 06/21/2027	382,500	396,415
R.R. Donnelley & Sons Company, 2023 Term Loan B 03/17/2028 TBD (G)	700,000	689,500
		1,085,915
Information technology – 1.5%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 7.000%) 11.696%, 02/19/2029	820,000	754,400
Global Tel*Link Corp., 2018 1st Lien Term Loan (3 month LIBOR + 4.250%) 9.076%, 11/29/2025	485,101	421,766
MRI Software LLC, 2020 Term Loan 02/10/2026 TBD (G)	62,070	59,239
MRI Software LLC, 2020 Term Loan B 02/10/2026 TBD (G)	107,653	102,744
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month SOFR + 5.000%) 9.735%, 04/11/2029	210,000	188,475
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 8.590%, 02/01/2028	413,708	407,676
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 9.568%, 04/27/2028	462,950	361,680
Redstone Holdco 2 LP , 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 12.565%, 04/27/2029	470,000	262,194
		2,558,174
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Materials – 0.4%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 4.000% or 12.500% PIK) 9.159%, 12/31/2027 (H)	$549,524	$469,128
Koppers, Inc., 03/08/2030 TBD (G)	280,000	273,700
		742,828
TOTAL TERM LOANS (Cost $10,133,357)		$9,176,011
ASSET BACKED SECURITIES – 6.7%
AIG CLO, Ltd. Series 2018-1A, Class DR (3 month LIBOR + 3.100%) 7.908%, 04/20/2032 (A)(I)	260,000	236,524
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 7.558%, 01/17/2032 (A)(I)	350,000	323,793
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month LIBOR + 6.400%) 11.208%, 01/20/2032 (A)(I)	500,000	459,286
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 11.749%, 04/20/2035 (A)(I)	710,000	618,580
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month LIBOR + 2.900%) 7.708%, 07/20/2029 (A)(I)	250,000	235,384
Series 2020-4A, Class E (3 month LIBOR + 5.680%) 10.488%, 01/20/2032 (A)(I)	330,000	284,834
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month LIBOR + 3.100%) 7.892%, 07/15/2034 (A)(I)	250,000	218,377
Benefit Street Partners CLO XII, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 7.842%, 10/15/2030 (A)(I)	250,000	227,724
BlueMountain CLO, Ltd. Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 12.705%, 08/20/2032 (A)(I)	300,000	253,167
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 11.792%, 04/15/2029 (A)(I)	600,000	518,931
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 8.508%, 07/20/2031 (A)(I)	500,000	448,820
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 10.808%, 04/20/2029 (A)(I)	500,000	409,332
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 10.192%, 04/17/2030 (A)(I)	250,000	198,476
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 11.392%, 04/15/2034 (A)(I)	470,000	407,789

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden Senior Loan Fund Series 2015-40A, Class DR (3 month LIBOR + 3.100%) 7.964%, 08/15/2031 (A)(I)	$250,000	$231,957
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month LIBOR + 6.500%) 11.292%, 01/15/2035 (A)(I)	440,000	401,345
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month LIBOR + 2.700%) 7.492%, 10/15/2029 (A)(I)	400,000	385,515
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 7.292%, 04/15/2031 (A)(I)	290,000	247,977
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 9.742%, 04/15/2031 (A)(I)	250,000	203,407
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 8.542%, 04/17/2034 (A)(I)	250,000	225,901
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 10.508%, 01/20/2030 (A)(I)	420,000	365,863
Jay Park CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 5.200%) 9.443%, 10/20/2027 (A)(I)	350,000	318,513
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 10.472%, 10/15/2031 (A)(I)	300,000	264,729
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.058%, 04/15/2035 (A)(I)	250,000	222,803
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 7.458%, 01/20/2031 (A)(I)	500,000	437,008
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 7.912%, 07/15/2031 (A)(I)	250,000	209,168
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 10.735%, 10/21/2030 (A)(I)	250,000	215,936
Neuberger Berman Loan Advisers CLO XXXIV, Ltd. Series 2019-34A, Class ER (3 month CME Term SOFR + 6.500%) 11.139%, 01/20/2035 (A)(I)	500,000	454,287
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class DR (3 month LIBOR + 2.850%) 7.645%, 10/18/2029 (A)(I)	250,000	230,766
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 7.733%, 02/24/2037 (A)(I)	250,000	228,838
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class C (3 month CME Term SOFR + 5.400%) 9.405%, 04/15/2031 (A)(I)	$390,000	$378,842
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 8.197%, 06/22/2030 (A)(I)	570,000	452,947
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 12.058%, 07/20/2034 (A)(I)	280,000	244,368
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 7.612%, 04/15/2027 (A)(I)	350,000	317,380
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 10.532%, 04/15/2027 (A)(I)	350,000	256,788
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month LIBOR + 3.250%) 8.058%, 10/20/2034 (A)(I)	500,000	447,018
TOTAL ASSET BACKED SECURITIES (Cost $12,841,937)		$11,582,373
COMMON STOCKS – 0.5%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(J)(K)	3	0
Vertis Holdings, Inc. (H)(K)	69,391	0
		0
Energy – 0.5%
Berry Corp.	62,206	488,317
Chord Energy Corp.	2,636	354,806
KCAD Holdings I, Ltd. (H)(J)(K)	165,553,563	166
MWO Holdings LLC (H)(J)(K)	445	2,768
Permian Production (H)(K)	19,583	11,750
		857,807
TOTAL COMMON STOCKS (Cost $4,173,036)		$857,807
PREFERRED SECURITIES – 0.3%
Energy – 0.3%
MPLX LP, 9.538% (H)	16,445	538,574
TOTAL PREFERRED SECURITIES (Cost $534,463)		$538,574
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (H)(K)	$3,000,000	0
Adelphia Communications Corp. (H)(K)	2,050,000	0
Adelphia Communications Corp. (H)(K)	1,025,000	0
Magellan Health, Inc. (H)(K)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS – 7.0%
Short-term funds – 7.0%
John Hancock Collateral Trust, 4.9438% (L)(M)	774,880	7,746,401
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.6709% (L)	4,336,210	4,336,210
TOTAL SHORT-TERM INVESTMENTS (Cost $12,082,067)		$12,082,611
Total Investments (High Yield Trust) (Cost $204,490,184) – 102.2%		$176,205,990
Other assets and liabilities, net – (2.2%)		(3,786,140)
TOTAL NET ASSETS – 100.0%		$172,419,850
Currency Abbreviations

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
CAD	Canadian Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $121,809,863 or 70.6% of the fund's net assets as of 3-31-23.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $7,578,343.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
High Yield Trust (continued)
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 3-31-23.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Jun 2023	$8,703,630	$8,870,133	$166,503
						$166,503

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	479,098	BNP	4/18/2023	$1,293	—
MXN	195,721	USD	10,080	MSCS	4/18/2023	752	—
USD	1,747	CAD	2,334	JPM	4/18/2023	20	—
						$2,065	—

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	NOVA Chemicals Corp.	355,000	USD	$355,000	5.000%	Quarterly	Jun 2027	$(7,501)	$(9,861)	$(17,362)
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	470,000	5.000%	Quarterly	Jun 2027	(7,185)	(20,223)	(27,408)
Centrally cleared	Xerox Holdings Corp.	190,000	USD	190,000	1.000%	Quarterly	Jun 2027	22,731	(5,614)	17,117
Centrally cleared	Beazer Homes USA	470,000	USD	470,000	5.000%	Quarterly	Dec 2027	53,119	(59,052)	(5,933)
Centrally cleared	KB Home	662,000	USD	662,000	5.000%	Quarterly	Dec 2027	(5,714)	(69,529)	(75,243)
				$2,147,000				$55,450	$(164,279)	$(108,829)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Occidental Petroleum Corp.	0.806%	750,000	USD	$750,000	1.000%	Quarterly	Jun 2026	$(22,220)	$26,845	$4,625
Centrally cleared	Ford Motor Credit Company LLC	4.066%	800,000	USD	800,000	5.000%	Quarterly	Dec 2026	92,076	(69,948)	22,128
					$1,550,000				$69,856	$(43,103)	$26,753
89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Australia - 4.8%
Ampol, Ltd.	8,214	$167,466
ANZ Group Holdings, Ltd.	103,645	1,597,180
APA Group	40,668	276,266
Aristocrat Leisure, Ltd.	20,772	519,351
ASX, Ltd.	6,673	291,414
Aurizon Holdings, Ltd.	63,445	142,901
BHP Group, Ltd.	174,488	5,516,244
BlueScope Steel, Ltd.	18,252	247,047
Brambles, Ltd.	49,445	445,808
Cochlear, Ltd.	2,361	375,872
Coles Group, Ltd.	45,978	555,537
Commonwealth Bank of Australia	58,842	3,885,068
Computershare, Ltd.	18,728	272,028
CSL, Ltd.	16,501	3,195,752
Dexus	39,487	199,639
EBOS Group, Ltd.	5,589	162,864
Endeavour Group, Ltd.	46,231	210,041
Fortescue Metals Group, Ltd.	58,369	877,377
Goodman Group	57,954	735,426
IDP Education, Ltd.	7,195	132,593
IGO, Ltd.	23,272	199,560
Insurance Australia Group, Ltd.	88,042	277,129
Lendlease Corp., Ltd.	25,385	123,539
Macquarie Group, Ltd.	12,682	1,501,543
Medibank Private, Ltd.	99,625	224,821
Mineral Resources, Ltd.	5,861	316,827
Mirvac Group	141,329	197,948
National Australia Bank, Ltd.	108,142	2,015,047
Newcrest Mining, Ltd.	30,415	542,919
Northern Star Resources, Ltd.	39,419	323,242
Orica, Ltd.	18,991	196,185
Origin Energy, Ltd.	60,705	338,071
Pilbara Minerals, Ltd.	86,630	230,470
Qantas Airways, Ltd. (A)	31,854	142,179
QBE Insurance Group, Ltd.	50,892	498,259
Ramsay Health Care, Ltd.	6,710	299,824
REA Group, Ltd.	1,952	182,011
Reece, Ltd.	11,689	136,993
Rio Tinto, Ltd.	12,795	1,028,074
Santos, Ltd.	110,903	510,420
Scentre Group	178,901	331,160
SEEK, Ltd.	11,910	192,526
Sonic Healthcare, Ltd.	16,282	381,698
South32, Ltd.	112,851	330,735
South32, Ltd. (London Stock Exchange)	48,980	144,224
Stockland	87,409	234,063
Suncorp Group, Ltd.	43,519	353,597
Telstra Corp., Ltd.	142,830	404,409
The GPT Group	71,628	204,695
The Lottery Corp., Ltd.	82,609	284,122
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Transurban Group	105,808	$1,010,295
Treasury Wine Estates, Ltd.	26,341	231,242
Vicinity, Ltd.	148,057	193,636
Washington H. Soul Pattinson & Company, Ltd.	7,463	151,251
Wesfarmers, Ltd.	39,081	1,320,878
Westpac Banking Corp.	119,614	1,741,531
WiseTech Global, Ltd.	5,291	233,088
Woodside Energy Group, Ltd.	64,951	1,451,014
Woolworths Group, Ltd.	41,774	1,062,007
		39,347,106
Austria - 0.1%
Erste Group Bank AG	11,747	389,172
OMV AG	5,543	254,553
Verbund AG	2,442	212,413
voestalpine AG	4,357	148,150
		1,004,288
Belgium - 0.6%
Ageas SA/NV	6,383	276,119
Anheuser-Busch InBev SA/NV	29,951	1,996,539
D'ieteren Group	850	165,395
Elia Group SA/NV	1,148	151,601
Groupe Bruxelles Lambert NV	3,809	325,062
KBC Group NV	8,597	590,709
Sofina SA	537	120,609
Solvay SA	2,881	329,491
UCB SA	4,152	371,092
Umicore SA	7,155	242,708
Warehouses De Pauw CVA	5,082	151,120
		4,720,445
Brazil - 1.0%
Ambev SA	172,330	487,228
Atacadao SA	13,900	33,979
B3 SA - Brasil Bolsa Balcao	221,721	452,764
Banco Bradesco SA	51,324	119,995
Banco BTG Pactual SA	37,204	144,237
Banco do Brasil SA	28,713	221,560
Banco Santander Brasil SA	14,000	74,027
BB Seguridade Participacoes SA	24,400	156,506
CCR SA	40,100	101,270
Centrais Eletricas Brasileiras SA	20,247	132,944
Centrais Eletricas Brasileiras SA, ADR	1,429	10,403
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	112,534
Cia Siderurgica Nacional SA, ADR (B)	11,800	36,226
Cosan SA	40,344	120,114
CPFL Energia SA	7,900	49,332
Energisa SA	6,100	48,358
Eneva SA (A)	29,700	61,352

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Engie Brasil Energia SA	7,275	$57,658
Equatorial Energia SA	34,400	182,980
Hapvida Participacoes e Investimentos SA (A)(C)	158,579	81,973
Hypera SA	14,108	104,938
JBS SA	34,073	119,998
Klabin SA	24,000	85,659
Localiza Rent a Car SA	20,383	214,751
Lojas Renner SA	32,186	105,224
Magazine Luiza SA (A)	94,607	61,784
Natura & Company Holding SA	26,929	70,132
Petro Rio SA (A)	24,100	148,306
Petroleo Brasileiro SA	133,229	696,315
Raia Drogasil SA	35,900	173,180
Rede D'Or Sao Luiz SA (C)	13,400	56,154
Rumo SA	45,451	169,036
Sendas Distribuidora SA	24,690	75,700
Suzano SA	22,263	182,727
Suzano SA, ADR (B)	3,164	25,976
Telefonica Brasil SA	9,652	73,621
Telefonica Brasil SA, ADR	6,017	45,549
TIM SA	28,020	69,546
TOTVS SA	17,746	98,596
Ultrapar Participacoes SA	25,400	69,959
Vale SA	130,550	2,068,060
Vibra Energia SA	44,000	125,095
WEG SA	56,116	448,955
		7,974,701
Canada - 7.6%
Agnico Eagle Mines, Ltd.	16,011	816,247
Air Canada (A)	7,300	103,437
Algonquin Power & Utilities Corp. (B)	27,073	227,161
Alimentation Couche-Tard, Inc.	27,900	1,402,741
AltaGas, Ltd.	11,500	191,709
ARC Resources, Ltd.	23,500	266,559
Bank of Montreal	23,232	2,069,307
Barrick Gold Corp.	41,577	771,859
Barrick Gold Corp. (London Stock Exchange)	20,657	387,529
BCE, Inc.	2,924	130,980
Brookfield Asset Management, Ltd., Class A	12,268	401,853
Brookfield Corp. (A)	49,072	1,598,698
BRP, Inc.	1,300	101,730
CAE, Inc. (A)	12,000	271,343
Cameco Corp.	15,100	395,404
Canadian Apartment Properties REIT	3,400	119,270
Canadian Imperial Bank of Commerce	31,400	1,331,509
Canadian National Railway Company	20,300	2,395,295
Canadian Natural Resources, Ltd.	38,260	2,117,252
Canadian Pacific Railway, Ltd.	32,300	2,487,208
Canadian Tire Corp., Ltd., Class A	2,100	274,049
Canadian Utilities, Ltd., Class A	4,600	128,181
CCL Industries, Inc., Class B	5,400	268,262
Cenovus Energy, Inc.	47,759	833,265
CGI, Inc. (A)	7,900	761,358
Constellation Software, Inc.	700	1,316,047
Dollarama, Inc.	9,700	579,703
Element Fleet Management Corp.	13,500	177,303
Emera, Inc.	9,500	390,263
Empire Company, Ltd., Class A	6,200	166,205
Enbridge, Inc.	69,000	2,630,832
Fairfax Financial Holdings, Ltd.	819	544,685
First Quantum Minerals, Ltd.	20,054	461,027
FirstService Corp.	1,500	211,354
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Fortis, Inc.	16,714	$710,484
Franco-Nevada Corp.	6,603	963,115
George Weston, Ltd.	2,799	370,922
GFL Environmental, Inc.	6,400	220,673
Gildan Activewear, Inc.	7,300	242,523
Great-West Lifeco, Inc.	9,900	262,388
Hydro One, Ltd. (C)	11,900	338,818
iA Financial Corp., Inc.	4,100	259,864
IGM Financial, Inc.	3,000	89,656
Imperial Oil, Ltd.	8,630	438,875
Intact Financial Corp.	6,200	887,313
Ivanhoe Mines, Ltd., Class A (A)	23,800	215,019
Keyera Corp. (B)	8,500	186,101
Kinross Gold Corp.	45,229	212,842
Loblaw Companies, Ltd.	6,140	559,574
Lundin Mining Corp.	26,000	176,604
Magna International, Inc.	10,400	557,052
Manulife Financial Corp. (D)	68,000	1,247,799
Metro, Inc.	9,057	498,185
National Bank of Canada	11,500	822,571
Northland Power, Inc.	8,100	203,054
Nutrien, Ltd.	18,790	1,387,665
Nuvei Corp. (A)(C)	2,600	113,273
Onex Corp.	2,700	126,220
Open Text Corp.	9,700	374,148
Pan American Silver Corp.	7,300	133,199
Parkland Corp.	5,416	129,840
Pembina Pipeline Corp.	18,698	605,696
Power Corp. of Canada	20,512	524,221
Quebecor, Inc., Class B	6,400	158,212
Restaurant Brands International, Inc.	10,546	707,983
RioCan Real Estate Investment Trust	6,300	95,048
Ritchie Brothers Auctioneers, Inc.	4,300	241,933
Rogers Communications, Inc., Class B	12,100	560,817
Royal Bank of Canada	47,500	4,542,638
Saputo, Inc.	9,100	235,462
Shaw Communications, Inc., Class B	16,926	506,465
Shopify, Inc., Class A (A)	39,000	1,869,922
Sun Life Financial, Inc.	20,600	962,400
Suncor Energy, Inc.	46,635	1,447,876
TC Energy Corp.	34,745	1,351,494
Teck Resources, Ltd., Class B	16,161	590,119
TELUS Corp.	17,360	344,631
TFI International, Inc.	3,200	381,845
The Bank of Nova Scotia	41,400	2,085,163
The Descartes Systems Group, Inc. (A)	2,900	234,060
The Toronto-Dominion Bank	62,744	3,758,140
Thomson Reuters Corp.	5,854	761,648
TMX Group, Ltd.	2,000	201,998
Toromont Industries, Ltd.	3,200	262,653
Tourmaline Oil Corp.	10,700	445,893
West Fraser Timber Company, Ltd.	2,100	149,789
Wheaton Precious Metals Corp.	15,471	745,104
WSP Global, Inc.	4,300	563,248
		62,391,860
Cayman Islands - 0.0%
Parade Technologies, Ltd.	3,000	103,866
Chile - 0.1%
Antofagasta PLC	15,127	296,298
Banco Santander Chile, ADR	5,508	98,208
Cencosud SA	61,383	118,699
Enel Chile SA, ADR	18,222	49,199
Sociedad Quimica y Minera de Chile SA, ADR	4,430	359,096
		921,500

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China - 7.8%
360 DigiTech, Inc., ADR	2,900	$56,260
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	19,449
3SBio, Inc. (C)	40,500	40,307
AAC Technologies Holdings, Inc. (A)	27,342	67,627
AECC Aviation Power Company, Ltd., Class A	3,600	22,655
Agricultural Bank of China, Ltd., Class A	165,700	75,029
Agricultural Bank of China, Ltd., H Shares	1,000,000	370,326
Aier Eye Hospital Group Company, Ltd., Class A	15,065	68,089
Air China, Ltd., H Shares (A)	84,534	75,605
Airtac International Group	4,185	163,673
Akeso, Inc. (A)(C)	16,000	82,611
Alibaba Group Holding, Ltd. (A)	488,800	6,190,894
Alibaba Group Holding, Ltd., ADR (A)	3,828	391,145
Aluminum Corp. of China, Ltd., A Shares	29,100	23,382
Aluminum Corp. of China, Ltd., H Shares	131,220	66,464
Anhui Conch Cement Company, Ltd., Class A	8,900	36,571
Anhui Conch Cement Company, Ltd., H Shares	44,290	153,497
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	64,284
Anhui Gujing Distillery Company, Ltd., Class A	900	38,703
ANTA Sports Products, Ltd.	41,600	603,995
Autohome, Inc., ADR	2,600	87,022
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	11,932
AviChina Industry & Technology Company, Ltd., H Shares	72,000	37,833
Baidu, Inc., Class A (A)	80,000	1,507,302
Bank of Beijing Company, Ltd., Class A	47,000	30,118
Bank of China, Ltd., Class A	78,100	38,406
Bank of China, Ltd., H Shares	2,720,563	1,042,974
Bank of Communications Company, Ltd., Class A	87,300	64,940
Bank of Communications Company, Ltd., H Shares	292,527	183,972
Bank of Hangzhou Company, Ltd., Class A	11,400	19,265
Bank of Jiangsu Company, Ltd., Class A	33,410	34,174
Bank of Nanjing Company, Ltd., Class A	13,600	17,736
Bank of Ningbo Company, Ltd., Class A	13,750	54,617
Bank of Shanghai Company, Ltd., Class A	31,610	27,568
Baoshan Iron & Steel Company, Ltd., Class A	41,300	37,501
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	38,878
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	5,610
Bilibili, Inc., ADR (A)(B)	5,800	136,300
Bilibili, Inc., Class Z (A)	520	12,236
BOE Technology Group Company, Ltd., Class A	75,300	48,655
BYD Company, Ltd., Class A	4,000	149,023
BYD Company, Ltd., H Shares	28,105	826,741
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Electronic International Company, Ltd.	22,500	$70,023
CGN Power Company, Ltd., H Shares (C)	364,000	87,147
Changchun High & New Technology Industry Group, Inc., Class A	800	19,026
China Cinda Asset Management Company, Ltd., H Shares	304,800	38,524
China CITIC Bank Corp., Ltd., H Shares	310,800	156,352
China Coal Energy Company, Ltd., H Shares	70,000	53,122
China Communications Services Corp., Ltd., H Shares	129,600	63,772
China Conch Venture Holdings, Ltd.	57,900	101,396
China Construction Bank Corp., Class A	15,400	13,314
China Construction Bank Corp., H Shares	3,285,914	2,126,627
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	11,843
China Everbright Bank Company, Ltd., Class A	88,600	38,809
China Everbright Bank Company, Ltd., H Shares	120,000	36,403
China Evergrande Group (A)	65,959	93
China Feihe, Ltd. (C)	119,000	89,185
China Galaxy Securities Company, Ltd., H Shares	129,500	65,200
China Greatwall Technology Group Company, Ltd., Class A	6,500	11,713
China Hongqiao Group, Ltd.	78,000	74,957
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (C)	52,000	104,329
China Lesso Group Holdings, Ltd.	36,000	32,167
China Life Insurance Company, Ltd., Class A	4,500	21,812
China Life Insurance Company, Ltd., H Shares	255,624	419,497
China Literature, Ltd. (A)(C)	14,000	72,297
China Longyuan Power Group Corp., Ltd., H Shares	114,000	130,053
China Meidong Auto Holdings, Ltd.	18,000	38,824
China Merchants Bank Company, Ltd., Class A	45,900	228,589
China Merchants Bank Company, Ltd., H Shares	133,823	679,556
China Merchants Securities Company, Ltd., Class A	16,510	33,136
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	34,786
China Minsheng Banking Corp., Ltd., Class A	78,880	39,629
China Minsheng Banking Corp., Ltd., H Shares	194,496	66,644
China National Building Material Company, Ltd., H Shares	138,000	113,425
China National Nuclear Power Company, Ltd., Class A	20,900	19,456
China Oilfield Services, Ltd., H Shares	56,000	57,568
China Pacific Insurance Group Company, Ltd., Class A	14,000	52,827
China Pacific Insurance Group Company, Ltd., H Shares	94,100	249,468

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Petroleum & Chemical Corp., Class A	56,700	$46,342
China Petroleum & Chemical Corp., H Shares	873,361	515,388
China Railway Group, Ltd., Class A	30,000	30,024
China Railway Group, Ltd., H Shares	144,000	87,874
China Resources Mixc Lifestyle Services, Ltd. (C)	23,400	123,031
China Shenhua Energy Company, Ltd., Class A	9,800	40,154
China Shenhua Energy Company, Ltd., H Shares	113,500	357,176
China Southern Airlines Company, Ltd., Class A (A)	13,800	15,809
China Southern Airlines Company, Ltd., H Shares (A)	64,000	45,661
China State Construction Engineering Corp., Ltd., Class A	93,340	78,699
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	46,846
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	114,828
China Tower Corp., Ltd., H Shares (C)	1,496,000	181,061
China Vanke Company, Ltd., Class A	21,600	47,729
China Vanke Company, Ltd., H Shares	56,900	89,785
China Yangtze Power Company, Ltd., Class A	48,900	151,132
Chinasoft International, Ltd. (A)	96,000	60,818
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	37,042
CITIC Securities Company, Ltd., Class A	25,185	75,165
CITIC Securities Company, Ltd., H Shares	86,825	185,718
CITIC, Ltd.	207,967	243,074
CMOC Group, Ltd., Class A	28,400	24,732
CMOC Group, Ltd., H Shares	129,000	78,088
Contemporary Amperex Technology Company, Ltd., Class A	4,900	290,039
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	41,797
COSCO SHIPPING Holdings Company, Ltd., H Shares	119,600	134,834
Country Garden Holdings Company, Ltd.	270,117	75,846
Country Garden Services Holdings Company, Ltd.	69,000	118,962
CRRC Corp., Ltd., H Shares	145,000	79,146
CSC Financial Company, Ltd., Class A	6,200	23,158
CSPC Pharmaceutical Group, Ltd.	303,120	297,154
Dali Foods Group Company, Ltd. (C)	73,000	30,437
Daqo New Energy Corp., ADR (A)	2,500	117,100
Dongfeng Motor Group Company, Ltd., H Shares	91,220	42,852
Dongyue Group, Ltd.	49,000	50,646
East Buy Holding, Ltd. (A)(C)	13,500	57,787
East Money Information Company, Ltd., Class A	25,747	75,099
Ecovacs Robotics Company, Ltd., Class A	2,300	27,598
ENN Energy Holdings, Ltd.	26,600	364,233
Eve Energy Company, Ltd., Class A	4,181	42,461
Everbright Securities Company, Ltd., Class A	8,700	19,275
Flat Glass Group Company, Ltd., H Shares	23,000	65,784
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Focus Media Information Technology Company, Ltd., Class A	32,700	$32,664
Foshan Haitian Flavouring & Food Company, Ltd., Class A	8,580	95,554
Fosun International, Ltd.	85,000	62,286
Foxconn Industrial Internet Company, Ltd., Class A	6,400	16,010
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	22,769
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	20,800	90,694
Ganfeng Lithium Group Company, Ltd., Class A	3,360	32,551
Ganfeng Lithium Group Company, Ltd., H Shares (C)	12,039	75,019
GDS Holdings, Ltd., ADR (A)	3,400	63,444
GDS Holdings, Ltd., Class A (A)	2,800	6,577
Gemdale Corp., Class A	7,300	8,894
Genscript Biotech Corp. (A)	40,000	85,574
GF Securities Company, Ltd., Class A	13,200	30,301
GF Securities Company, Ltd., H Shares	47,800	67,609
GigaDevice Semiconductor, Inc., Class A	1,372	24,433
GoerTek, Inc., Class A	5,200	16,227
Great Wall Motor Company, Ltd., H Shares	104,500	129,303
Greentown China Holdings, Ltd.	29,000	37,534
Greentown Service Group Company, Ltd.	48,000	30,280
Guangdong Haid Group Company, Ltd., Class A	3,500	29,731
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	63,386
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	11,077
Guosen Securities Company, Ltd., Class A	6,600	9,009
Guotai Junan Securities Company, Ltd., Class A	16,700	34,946
H World Group, Ltd., ADR (A)	6,700	328,166
Haidilao International Holding, Ltd. (A)(C)	38,000	102,987
Haier Smart Home Company, Ltd., Class A	13,600	44,852
Haier Smart Home Company, Ltd., H Shares	83,800	262,401
Haitian International Holdings, Ltd.	21,000	54,436
Haitong Securities Company, Ltd., Class A	18,000	23,112
Haitong Securities Company, Ltd., H Shares	113,200	70,662
Hangzhou First Applied Material Company, Ltd., Class A	3,920	33,512
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	14,026
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	23,688
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	4,100	38,629
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	69,339
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	16,604
Hengan International Group Company, Ltd.	25,000	115,801
Hengli Petrochemical Company, Ltd., Class A	9,500	22,415

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	$26,807
Hua Hong Semiconductor, Ltd. (A)(C)	20,000	88,678
Huadong Medicine Company, Ltd., Class A	2,800	18,881
Hualan Biological Engineering, Inc., Class A	4,030	12,836
Huaneng Power International, Inc., H Shares (A)	149,436	78,502
Huatai Securities Company, Ltd., Class A	16,400	30,509
Huatai Securities Company, Ltd., H Shares (C)	48,800	55,707
Huaxia Bank Company, Ltd., Class A	28,500	22,336
Huayu Automotive Systems Company, Ltd., Class A	5,100	12,421
Hundsun Technologies, Inc., Class A	3,075	23,830
Hygeia Healthcare Holdings Company, Ltd. (A)(C)	11,400	81,288
Iflytek Company, Ltd., Class A	9,600	88,954
Industrial & Commercial Bank of China, Ltd., Class A	120,000	77,916
Industrial & Commercial Bank of China, Ltd., H Shares	1,927,735	1,024,475
Industrial Bank Company, Ltd., Class A	46,200	113,722
Industrial Securities Company, Ltd., Class A	14,900	13,275
Ingenic Semiconductor Company, Ltd., Class A	2,800	36,333
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	48,800	13,434
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	57,530
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	53,501
Innovent Biologics, Inc. (A)(C)	35,000	156,993
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	16,633
iQIYI, Inc., ADR (A)	12,000	87,360
JA Solar Technology Company, Ltd., Class A	4,480	37,297
JD Health International, Inc. (A)(C)	38,200	283,252
JD.com, Inc., Class A	73,673	1,608,738
Jiangsu Expressway Company, Ltd., H Shares	41,145	38,264
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	28,534
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	88,457
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	26,420
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	81,615
Jiangxi Copper Company, Ltd., H Shares	39,075	66,154
Jiumaojiu International Holdings, Ltd. (C)	22,000	52,301
Kanzhun, Ltd., ADR (A)	2,900	55,187
KE Holdings, Inc., ADR (A)	11,800	222,312
Kingdee International Software Group Company, Ltd. (A)	89,000	143,768
Kingsoft Corp., Ltd.	32,800	161,242
Kuaishou Technology (A)(C)	59,600	458,283
Kweichow Moutai Company, Ltd., Class A	2,500	660,399
Lenovo Group, Ltd.	257,436	278,910
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lens Technology Company, Ltd., Class A	7,300	$14,353
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	13,487
Li Auto, Inc., ADR (A)(B)	19,000	474,050
Li Ning Company, Ltd.	80,500	633,045
Lingyi iTech Guangdong Company, Class A (A)	12,700	11,447
Longfor Group Holdings, Ltd. (C)	62,600	176,555
LONGi Green Energy Technology Company, Ltd., Class A	15,064	88,641
Lufax Holding, Ltd., ADR	28,800	58,752
Luxshare Precision Industry Company, Ltd., Class A	15,495	68,448
Luzhou Laojiao Company, Ltd., Class A	3,300	121,870
Mango Excellent Media Company, Ltd., Class A	3,300	17,892
Maxscend Microelectronics Company, Ltd., Class A	1,440	26,110
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	9,094
Meituan, Class B (A)(C)	171,900	3,118,647
Metallurgical Corp. of China, Ltd., Class A	28,700	16,286
Microport Scientific Corp. (A)	25,019	58,926
MINISO Group Holding, Ltd., ADR	3,200	56,768
Minth Group, Ltd.	26,000	78,914
Muyuan Foods Company, Ltd., Class A	9,282	66,101
NARI Technology Company, Ltd., Class A	14,832	58,479
NAURA Technology Group Company, Ltd., Class A	1,100	42,684
NetEase, Inc.	71,000	1,253,355
New China Life Insurance Company, Ltd., Class A	4,600	20,394
New China Life Insurance Company, Ltd., H Shares	29,500	70,063
New Hope Liuhe Company, Ltd., Class A (A)	6,800	13,095
New Oriental Education & Technology Group, Inc. (A)	51,000	195,715
NIO, Inc., ADR (A)	45,100	474,001
Nongfu Spring Company, Ltd., H Shares (C)	60,400	348,255
Orient Securities Company, Ltd., Class A	12,288	17,529
PDD Holdings, Inc., ADR (A)	15,900	1,206,810
Perfect World Company, Ltd., Class A	4,350	10,776
PetroChina Company, Ltd., Class A	36,000	30,997
PetroChina Company, Ltd., H Shares	712,261	420,757
Pharmaron Beijing Company, Ltd., H Shares (C)	6,300	26,366
PICC Property & Casualty Company, Ltd., H Shares	252,363	257,438
Ping An Bank Company, Ltd., Class A	38,200	69,610
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	43,815
Ping An Insurance Group Company of China, Ltd., Class A	24,100	159,654
Ping An Insurance Group Company of China, Ltd., H Shares	224,790	1,454,215
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	54,406
Pop Mart International Group, Ltd. (C)	19,200	52,284
Postal Savings Bank of China Company, Ltd., H Shares (C)	331,000	196,302

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Power Construction Corp. of China, Ltd., Class A	20,500	$21,257
Raytron Technology Company, Ltd., Class A	2,601	18,525
Rongsheng Petrochemical Company, Ltd., Class A	13,950	30,743
SAIC Motor Corp., Ltd., Class A	17,300	36,205
Sangfor Technologies, Inc., Class A	700	15,095
Sany Heavy Equipment International Holdings Company, Ltd.	38,000	39,497
Sany Heavy Industry Company, Ltd., Class A	18,600	46,219
Seazen Holdings Company, Ltd., Class A (A)	5,000	11,857
SF Holding Company, Ltd., Class A	10,100	81,311
Shaanxi Coal Industry Company, Ltd., Class A	13,400	39,660
Shandong Gold Mining Company, Ltd., Class A	5,880	18,850
Shandong Gold Mining Company, Ltd., H Shares (C)	21,500	43,683
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	127,833
Shanghai Baosight Software Company, Ltd., Class B	22,880	75,653
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	15,106
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	49,756
Shanghai International Airport Company, Ltd., Class A (A)	1,600	12,981
Shanghai International Port Group Company, Ltd., Class A	13,700	11,061
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	30,334
Shanghai M&G Stationery, Inc., Class A	2,000	14,291
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	58,078
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	68,342
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	77,505
Shengyi Technology Company, Ltd., Class A	5,100	13,719
Shennan Circuits Company, Ltd., Class A	1,120	15,064
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	21,985
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	56,858
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,240	10,317
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	113,430
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	9,265
Shenzhou International Group Holdings, Ltd.	28,300	296,872
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	18,883
Silergy Corp.	12,000	190,519
Sinopharm Group Company, Ltd., H Shares	42,800	129,332
Smoore International Holdings, Ltd. (C)	62,000	79,372
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Songcheng Performance Development Company, Ltd., Class A	5,760	$13,664
Sunac China Holdings, Ltd. (A)(E)	87,000	45,684
Sungrow Power Supply Company, Ltd., Class A	3,000	45,877
Sunny Optical Technology Group Company, Ltd.	24,400	294,426
TAL Education Group, ADR (A)	12,800	82,048
TCL Technology Group Corp., Class A	21,800	14,048
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	6,600	46,503
Tencent Holdings, Ltd.	214,000	10,458,035
Tencent Music Entertainment Group, ADR (A)	25,200	208,656
The People's Insurance Company Group of China, Ltd., H Shares	265,000	88,426
Thunder Software Technology Company, Ltd., Class A	900	14,204
Tingyi Cayman Islands Holding Corp.	76,000	127,183
Tongcheng Travel Holdings, Ltd. (A)	41,600	90,553
Tongwei Company, Ltd., Class A	6,200	35,129
Topsports International Holdings, Ltd. (C)	64,000	58,339
TravelSky Technology, Ltd., H Shares	31,000	57,764
Trip.com Group, Ltd., ADR (A)	18,900	711,963
Tsingtao Brewery Company, Ltd., H Shares	22,000	240,465
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	27,159
Uni-President China Holdings, Ltd.	46,000	46,394
Unisplendour Corp., Ltd., Class A	5,320	22,716
Vipshop Holdings, Ltd., ADR (A)	15,300	232,254
Walvax Biotechnology Company, Ltd., Class A	3,400	17,049
Wanhua Chemical Group Company, Ltd., Class A	7,000	97,564
Weibo Corp., ADR (A)	2,390	47,943
Weichai Power Company, Ltd., Class A	9,600	17,630
Weichai Power Company, Ltd., H Shares	64,720	103,852
Wens Foodstuffs Group Company, Ltd., Class A	14,160	42,181
Will Semiconductor Company, Ltd., Class A	4,185	55,644
Wuliangye Yibin Company, Ltd., Class A	8,600	245,706
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	13,084
WuXi AppTec Company, Ltd., Class A	5,544	64,109
WuXi AppTec Company, Ltd., H Shares (C)	12,106	126,784
WuXi Biologics Cayman, Inc. (A)(C)	122,500	754,840
Wuxi Shangji Automation Company, Ltd., Class A	1,540	22,911
Xiaomi Corp., Class B (A)(C)	522,200	803,640
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	12,384
Xinyi Solar Holdings, Ltd.	172,835	207,194
XPeng, Inc., ADR (A)	14,400	159,984
Xtep International Holdings, Ltd.	45,000	57,315
Yadea Group Holdings, Ltd. (C)	42,000	108,189
Yankuang Energy Group Company, Ltd., H Shares	49,990	178,987
Yihai International Holding, Ltd. (A)	16,000	47,010
Yonyou Network Technology Company, Ltd., Class A	5,200	19,066
Yum China Holdings, Inc.	15,400	976,206

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yunda Holding Company, Ltd., Class A	3,120	$5,366
Yunnan Baiyao Group Company, Ltd., Class A	3,920	31,201
Yunnan Energy New Material Company, Ltd., Class A	1,800	29,869
Zai Lab, Ltd., ADR (A)	3,100	103,106
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	41,370
Zhaojin Mining Industry Company, Ltd., H Shares (A)	40,000	60,660
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	19,547
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	15,801
Zhejiang Expressway Company, Ltd., H Shares	49,718	39,556
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	26,443
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	24,793
Zhejiang NHU Company, Ltd., Class A	6,912	18,053
Zhejiang Supor Company, Ltd., Class A	1,200	9,447
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	24,300	76,362
Zhongsheng Group Holdings, Ltd.	20,000	98,548
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	78,316
Zijin Mining Group Company, Ltd., Class A	27,800	49,954
Zijin Mining Group Company, Ltd., H Shares	193,469	322,776
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	12,929
ZTE Corp., Class A	7,600	36,020
ZTE Corp., H Shares	25,887	75,872
ZTO Express Cayman, Inc., ADR	15,400	441,364
		64,128,837
Colombia - 0.0%
Bancolombia SA, ADR	3,847	96,675
Czech Republic - 0.1%
CEZ AS	5,524	268,173
Komercni banka AS	3,440	114,142
Moneta Money Bank AS (C)	17,731	71,159
		453,474
Denmark - 2.0%
A.P. Moller - Maersk A/S, Series A	118	209,337
A.P. Moller - Maersk A/S, Series B	184	334,459
Carlsberg A/S, Class B	3,694	573,187
Chr. Hansen Holding A/S	4,006	304,738
Coloplast A/S, B Shares	4,360	574,070
Danske Bank A/S (A)	26,235	527,817
Demant A/S (A)	3,300	115,851
DSV A/S	6,560	1,271,968
Genmab A/S (A)	2,393	904,567
Novo Nordisk A/S, B Shares	56,527	8,977,696
Novozymes A/S, B Shares	7,605	389,400
Orsted A/S (C)	6,916	589,713
Pandora A/S	3,738	358,804
ROCKWOOL A/S, B Shares	352	86,317
Tryg A/S	13,079	285,980
Vestas Wind Systems A/S	36,668	1,068,667
		16,572,571
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Egypt - 0.0%
Commercial International Bank Egypt SAE	103,464	$171,246
Finland - 0.8%
Elisa OYJ	4,868	293,597
Fortum OYJ	16,798	257,322
Kesko OYJ, B Shares	9,211	197,957
Kone OYJ, B Shares	11,833	617,141
Metso Outotec OYJ	22,595	246,725
Neste OYJ	14,709	726,685
Nokia OYJ	128,632	631,443
Nokia OYJ (Euronext Paris Exchange)	56,247	276,059
Nordea Bank ABP	1,569	16,765
Nordea Bank ABP (Nasdaq Stockholm Exchange)	108,931	1,163,197
Orion OYJ, Class B	3,379	151,035
Sampo OYJ, A Shares	17,039	803,991
Stora Enso OYJ, R Shares	20,482	266,469
UPM-Kymmene OYJ	19,972	670,822
Wartsila OYJ ABP	15,222	143,655
		6,462,863
France - 7.8%
Accor SA (A)	6,145	199,781
Aeroports de Paris	1,190	169,887
Air Liquide SA	17,904	2,996,941
Airbus SE	20,253	2,705,155
Alstom SA	12,058	328,296
Amundi SA (C)	2,415	152,168
Arkema SA	1,999	197,376
AXA SA	66,380	2,025,766
BioMerieux	1,432	150,957
BNP Paribas SA	38,662	2,308,811
Bollore SE	32,561	201,281
Bouygues SA	8,158	275,139
Bureau Veritas SA	10,297	295,860
Capgemini SE	5,786	1,075,249
Carrefour SA	23,459	474,286
Cie de Saint-Gobain	18,075	1,027,453
Cie Generale des Etablissements Michelin SCA	23,852	729,118
Covivio	2,169	126,172
Credit Agricole SA	45,282	510,837
Danone SA	22,299	1,387,530
Dassault Aviation SA	980	193,874
Dassault Systemes SE	24,046	991,927
Edenred	8,717	515,916
Eiffage SA	3,075	332,766
Engie SA	66,203	1,047,647
EssilorLuxottica SA	10,020	1,806,843
Eurazeo SE	1,666	118,587
Gecina SA	1,814	188,295
Getlink SE	16,925	278,750
Hermes International	1,082	2,191,337
Ipsen SA	1,496	164,728
Kering SA	2,569	1,676,095
Klepierre SA	8,046	182,421
La Francaise des Jeux SAEM (C)	3,888	162,043
Legrand SA	9,699	886,224
L'Oreal SA	8,231	3,677,978
LVMH Moet Hennessy Louis Vuitton SE	9,451	8,675,191
Orange SA	72,639	862,968
Pernod Ricard SA	7,161	1,621,479
Publicis Groupe SA	8,401	655,783
Remy Cointreau SA	936	170,431
Renault SA (A)	7,048	287,251
Safran SA	11,681	1,729,224

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Sanofi	39,156	$4,247,611
Sartorius Stedim Biotech	1,029	315,694
Schneider Electric SE	17,968	3,002,895
Schneider Electric SE (Euronext London Exchange)	623	103,912
SEB SA	1,019	115,947
Societe Generale SA	29,342	661,118
Sodexo SA	3,211	313,622
Teleperformance	2,141	517,341
Thales SA	4,046	598,191
TotalEnergies SE	84,703	4,994,426
Unibail-Rodamco-Westfield (A)	3,595	193,434
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	72,869
Valeo	7,687	157,736
Veolia Environnement SA	23,848	735,886
Vinci SA	18,446	2,114,703
Vivendi SE	29,108	294,328
Wendel SE	1,176	124,350
Worldline SA (A)(C)	8,877	377,261
		64,697,145
Germany - 5.2%
adidas AG	5,907	1,047,153
Allianz SE	14,190	3,275,578
BASF SE	31,532	1,655,395
Bayer AG	33,683	2,151,733
Bayerische Motoren Werke AG	11,277	1,235,949
Bechtle AG	3,255	155,874
Beiersdorf AG	3,796	493,814
Brenntag SE	5,855	440,627
Carl Zeiss Meditec AG, Bearer Shares	1,435	199,884
Commerzbank AG (A)	37,723	397,159
Continental AG	4,116	308,411
Covestro AG (C)	7,081	293,249
Daimler Truck Holding AG (A)	15,182	512,380
Delivery Hero SE (A)(C)	4,351	148,435
Deutsche Bank AG	70,362	715,528
Deutsche Boerse AG	6,468	1,259,391
Deutsche Lufthansa AG (A)	23,929	266,152
Deutsche Post AG	33,981	1,591,529
Deutsche Telekom AG	110,734	2,683,351
E.ON SE	76,314	952,000
Evonik Industries AG	8,081	170,018
Fresenius Medical Care AG & Company KGaA	6,818	289,386
Fresenius SE & Company KGaA	15,618	421,739
GEA Group AG	5,882	268,324
Hannover Rueck SE	1,990	389,207
HeidelbergCement AG	5,549	405,174
HelloFresh SE (A)	4,739	113,013
Henkel AG & Company KGaA	3,884	282,550
Infineon Technologies AG	44,694	1,835,376
Knorr-Bremse AG	2,779	185,113
LEG Immobilien SE	2,174	119,475
Mercedes-Benz Group AG	27,413	2,108,145
Merck KGaA	4,683	873,078
MTU Aero Engines AG	1,991	498,230
Muenchener Rueckversicherungs-Gesellschaft AG	4,786	1,673,364
Nemetschek SE	2,010	138,753
Puma SE	3,943	244,437
Rational AG	207	139,143
Rheinmetall AG	1,488	440,822
RWE AG	21,783	937,291
SAP SE	35,971	4,542,097
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Scout24 SE (C)	3,211	$190,988
Siemens AG	26,349	4,268,659
Siemens Energy AG (A)	15,127	333,574
Siemens Healthineers AG (C)	10,330	595,548
Symrise AG	4,743	516,154
Telefonica Deutschland Holding AG	44,170	135,967
United Internet AG	4,503	77,623
Volkswagen AG	1,264	216,809
Vonovia SE	21,505	405,044
Zalando SE (A)(C)	5,865	245,806
		42,844,499
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	91,004
Eurobank Ergasias Services and Holdings SA (A)	85,715	113,572
FF Group (A)(E)	1,869	3,040
Hellenic Telecommunications Organization SA	8,503	124,534
JUMBO SA	5,651	119,915
Motor Oil Hellas Corinth Refineries SA	2,077	53,312
Mytilineos SA	3,417	97,413
National Bank of Greece SA (A)	18,750	91,294
OPAP SA	9,908	158,915
Public Power Corp. SA (A)	6,989	60,831
		913,830
Hong Kong - 2.3%
AIA Group, Ltd.	413,200	4,333,376
Alibaba Health Information Technology, Ltd. (A)	162,000	116,838
Beijing Enterprises Holdings, Ltd.	19,786	71,221
Beijing Enterprises Water Group, Ltd.	198,000	49,476
BOC Hong Kong Holdings, Ltd.	132,328	411,971
Bosideng International Holdings, Ltd.	108,000	60,265
Budweiser Brewing Company APAC, Ltd. (C)	67,400	205,120
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,741
China Everbright Environment Group, Ltd.	117,851	50,548
China Gas Holdings, Ltd.	104,200	146,707
China Jinmao Holdings Group, Ltd.	242,563	47,221
China Medical System Holdings, Ltd.	48,300	76,206
China Mengniu Dairy Company, Ltd. (A)	108,004	442,757
China Merchants Port Holdings Company, Ltd.	50,141	76,976
China Overseas Land & Investment, Ltd.	131,382	316,956
China Overseas Property Holdings, Ltd.	45,000	54,900
China Power International Development, Ltd.	185,000	73,668
China Resources Beer Holdings Company, Ltd.	55,979	449,702
China Resources Cement Holdings, Ltd.	88,000	43,213
China Resources Gas Group, Ltd.	30,000	110,352
China Resources Land, Ltd.	110,964	505,312
China Resources Power Holdings Company, Ltd.	68,244	145,605
China Ruyi Holdings, Ltd. (A)	156,000	40,798
China State Construction International Holdings, Ltd.	71,250	80,607
China Taiping Insurance Holdings Company, Ltd.	60,500	64,330
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	41,913
Chow Tai Fook Jewellery Group, Ltd.	80,800	160,557
CK Asset Holdings, Ltd.	73,046	442,854

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	97,163	$601,113
CK Infrastructure Holdings, Ltd.	24,772	134,781
CLP Holdings, Ltd.	59,400	429,232
COSCO SHIPPING Ports, Ltd.	63,353	42,363
ESR Group, Ltd. (C)	75,200	134,855
Far East Horizon, Ltd.	66,000	59,268
Futu Holdings, Ltd., ADR (A)	1,700	88,145
Galaxy Entertainment Group, Ltd. (A)	80,000	535,133
GCL Technology Holdings, Ltd. (A)	694,000	179,624
Geely Automobile Holdings, Ltd.	206,000	265,456
Guangdong Investment, Ltd.	99,220	101,499
Hang Lung Properties, Ltd.	74,326	139,080
Hang Seng Bank, Ltd.	27,319	388,349
Henderson Land Development Company, Ltd.	55,324	191,410
HKT Trust & HKT, Ltd.	145,233	192,794
Hong Kong & China Gas Company, Ltd.	404,091	355,767
Hong Kong Exchanges & Clearing, Ltd.	41,214	1,826,799
Hongkong Land Holdings, Ltd.	44,100	194,016
Jardine Matheson Holdings, Ltd.	5,400	262,668
Kingboard Holdings, Ltd.	22,500	69,183
Kingboard Laminates Holdings, Ltd.	36,500	38,152
Kunlun Energy Company, Ltd.	134,000	104,618
Link REIT	90,646	582,875
MTR Corp., Ltd.	57,605	278,018
New World Development Company, Ltd.	57,618	154,451
Nine Dragons Paper Holdings, Ltd.	55,000	41,177
Orient Overseas International, Ltd.	4,500	86,379
Power Assets Holdings, Ltd.	51,582	276,728
Shenzhen International Holdings, Ltd.	42,351	37,473
Shimao Group Holdings, Ltd. (A)(E)	41,500	21,030
Sino Biopharmaceutical, Ltd.	346,500	194,212
Sino Land Company, Ltd.	136,732	184,906
SITC International Holdings Company, Ltd.	52,000	111,756
Sun Hung Kai Properties, Ltd.	49,630	695,297
Swire Pacific, Ltd., Class A	18,163	139,582
Swire Properties, Ltd.	43,628	112,286
Techtronic Industries Company, Ltd.	49,500	536,338
Vinda International Holdings, Ltd.	12,000	28,961
Want Want China Holdings, Ltd.	163,000	104,872
WH Group, Ltd. (C)	320,343	190,972
Wharf Real Estate Investment Company, Ltd.	62,876	362,000
Xinyi Glass Holdings, Ltd.	71,000	127,012
Yuexiu Property Company, Ltd.	48,800	73,787
		19,305,607
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	90,756
OTP Bank NYRT	7,225	206,270
Richter Gedeon NYRT	4,794	100,095
		397,121
India - 3.5%
ABB India, Ltd.	1,809	73,998
ACC, Ltd.	2,508	50,914
Adani Enterprises, Ltd.	9,077	193,308
Adani Green Energy, Ltd. (A)	10,747	116,537
Adani Ports & Special Economic Zone, Ltd.	16,979	131,144
Adani Power, Ltd. (A)	26,354	61,536
Adani Total Gas, Ltd.	9,077	96,386
Adani Transmission, Ltd. (A)	9,077	110,874
Ambuja Cements, Ltd. (A)	22,913	102,261
Apollo Hospitals Enterprise, Ltd.	3,469	182,238
Asian Paints, Ltd.	12,839	432,936
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
AU Small Finance Bank, Ltd. (C)	5,380	$37,983
Aurobindo Pharma, Ltd.	9,153	57,637
Avenue Supermarts, Ltd. (A)(C)	5,887	245,001
Axis Bank, Ltd.	80,176	838,615
Bajaj Auto, Ltd.	2,394	112,992
Bajaj Finance, Ltd.	9,199	630,990
Bajaj Finserv, Ltd.	13,150	203,566
Bajaj Holdings & Investment, Ltd.	912	66,007
Balkrishna Industries, Ltd.	2,904	69,270
Bandhan Bank, Ltd. (A)(C)	22,207	53,092
Bank of Baroda	35,251	72,773
Berger Paints India, Ltd.	8,085	57,126
Bharat Electronics, Ltd.	121,575	144,622
Bharat Forge, Ltd.	9,316	87,640
Bharat Petroleum Corp., Ltd.	29,814	125,074
Bharti Airtel, Ltd.	75,053	685,817
Britannia Industries, Ltd.	3,618	190,677
CG Power & Industrial Solutions, Ltd.	20,819	76,029
Cholamandalam Investment and Finance Company, Ltd.	13,536	125,557
Cipla, Ltd.	18,101	198,670
Coal India, Ltd.	53,104	138,172
Colgate-Palmolive India, Ltd.	4,075	74,905
Container Corp. of India, Ltd.	9,153	64,724
Dabur India, Ltd.	21,327	142,157
Divi's Laboratories, Ltd.	4,431	152,772
DLF, Ltd.	20,605	89,597
Dr. Reddy's Laboratories, Ltd., ADR	3,708	211,096
Eicher Motors, Ltd.	4,712	169,490
GAIL India, Ltd., GDR	14,931	113,330
Godrej Consumer Products, Ltd. (A)	11,997	141,587
Godrej Properties, Ltd. (A)	4,161	52,275
Grasim Industries, Ltd.	8,313	165,850
Havells India, Ltd.	7,516	109,188
HCL Technologies, Ltd.	32,359	429,664
HDFC Life Insurance Company, Ltd. (C)	32,478	198,217
Hero MotoCorp, Ltd.	4,200	120,051
Hindalco Industries, Ltd.	56,656	279,418
Hindustan Petroleum Corp., Ltd.	20,412	59,112
Hindustan Unilever, Ltd.	27,831	869,024
Housing Development Finance Corp., Ltd.	58,802	1,881,716
ICICI Bank, Ltd.	94,927	1,014,027
ICICI Bank, Ltd., ADR	41,314	891,556
ICICI Lombard General Insurance Company, Ltd. (C)	8,559	111,498
ICICI Prudential Life Insurance Company, Ltd. (C)	11,948	63,184
Indian Oil Corp., Ltd.	97,345	92,706
Indian Railway Catering & Tourism Corp., Ltd.	7,983	55,754
Indraprastha Gas, Ltd.	10,515	55,059
Indus Towers, Ltd.	29,936	52,005
Info Edge India, Ltd.	2,660	124,631
Infosys, Ltd., ADR	113,913	1,986,643
InterGlobe Aviation, Ltd. (A)(C)	3,319	77,506
ITC, Ltd.	101,934	476,564
Jindal Steel & Power, Ltd.	13,940	92,743
JSW Steel, Ltd.	27,061	227,437
Jubilant Foodworks, Ltd.	12,635	67,833
Kotak Mahindra Bank, Ltd.	19,140	404,711
Larsen & Toubro, Ltd.	23,070	609,202
LTIMindtree, Ltd. (C)	3,348	194,429
Lupin, Ltd.	7,740	61,122
Mahindra & Mahindra, Ltd., GDR	28,458	398,620

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Marico, Ltd.	17,795	$103,645
Maruti Suzuki India, Ltd.	4,543	459,973
Mphasis, Ltd.	2,804	61,591
MRF, Ltd.	64	65,553
Muthoot Finance, Ltd.	4,018	48,119
Nestle India, Ltd.	1,140	273,382
NTPC, Ltd.	133,259	285,313
Oil & Natural Gas Corp., Ltd.	90,136	166,059
Page Industries, Ltd.	194	89,652
Petronet LNG, Ltd.	21,320	59,580
PI Industries, Ltd.	2,778	102,701
Pidilite Industries, Ltd.	5,254	150,546
Power Grid Corp. of India, Ltd.	108,193	297,600
Reliance Capital, Ltd., GDR (A)(C)	4,327	421
Reliance Industries, Ltd.	19,318	549,276
Reliance Industries, Ltd., GDR (C)	42,342	2,388,883
Samvardhana Motherson International, Ltd.	55,959	45,877
SBI Cards & Payment Services, Ltd.	7,827	70,335
SBI Life Insurance Company, Ltd. (C)	15,378	206,103
Shree Cement, Ltd.	373	118,263
Shriram Finance, Ltd.	6,993	107,577
Siemens, Ltd.	2,378	96,542
SRF, Ltd.	4,927	144,467
State Bank of India, GDR	5,914	374,992
Sun Pharmaceutical Industries, Ltd.	32,788	392,515
Tata Consultancy Services, Ltd.	31,616	1,238,545
Tata Consumer Products, Ltd.	22,130	191,818
Tata Elxsi, Ltd.	1,170	85,235
Tata Motors, Ltd. (A)	19,116	98,535
Tata Steel, Ltd., GDR	23,852	309,489
Tech Mahindra, Ltd.	22,395	302,160
The Indian Hotels Company, Ltd.	29,101	115,082
The Tata Power Company, Ltd.	47,830	111,416
Titan Company, Ltd.	12,240	375,942
Torrent Pharmaceuticals, Ltd.	3,534	66,037
Trent, Ltd.	6,052	101,640
Tube Investments of India, Ltd.	3,625	112,916
TVS Motor Company, Ltd.	7,300	95,755
UltraTech Cement, Ltd.	2,456	227,747
UltraTech Cement, Ltd., GDR	1,026	95,158
United Spirits, Ltd. (A)	10,125	93,577
UPL, Ltd.	17,118	149,662
Varun Beverages, Ltd.	7,763	131,089
Vedanta, Ltd.	25,335	85,133
Wipro, Ltd., ADR	51,326	230,454
Yes Bank, Ltd. (A)	334,558	61,233
Zomato, Ltd. (A)	52,192	32,669
		29,121,102
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	315,000	61,062
Aneka Tambang Tbk	287,300	40,103
Astra International Tbk PT	679,000	272,069
Bank Central Asia Tbk PT	1,804,500	1,055,712
Bank Mandiri Persero Tbk PT	715,674	492,846
Bank Negara Indonesia Persero Tbk PT	276,500	173,017
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	752,255
Barito Pacific Tbk PT	1,278,057	70,467
Charoen Pokphand Indonesia Tbk PT	276,000	91,956
Indah Kiat Pulp & Paper Tbk PT	97,300	48,765
Indofood CBP Sukses Makmur Tbk PT	114,400	76,174
Indofood Sukses Makmur Tbk PT	147,500	61,066
Kalbe Farma Tbk PT	855,000	119,829
Merdeka Copper Gold Tbk PT (A)	511,905	143,357
Sarana Menara Nusantara Tbk PT	949,300	58,723
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	126,835	$53,400
Sumber Alfaria Trijaya Tbk PT	567,500	109,187
Telkom Indonesia Persero Tbk PT	1,600,100	434,496
Telkom Indonesia Persero Tbk PT, ADR	358	9,763
Unilever Indonesia Tbk PT	332,500	96,467
United Tractors Tbk PT	55,279	107,429
Vale Indonesia Tbk PT (A)	84,900	37,725
		4,365,868
Ireland - 0.7%
AerCap Holdings NV (A)	4,600	258,658
AIB Group PLC	36,515	147,797
Bank of Ireland Group PLC	36,548	369,805
CRH PLC	27,337	1,381,079
DCC PLC	3,819	222,613
Experian PLC	31,438	1,035,177
Flutter Entertainment PLC (A)	505	91,896
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	941,903
James Hardie Industries PLC, CHESS Depositary Interest	15,679	337,470
Kerry Group PLC, Class A (London Stock Exchange)	5,738	572,813
Kingspan Group PLC	3,973	265,248
Smurfit Kappa Group PLC	8,017	290,663
		5,915,122
Israel - 0.4%
Azrieli Group, Ltd.	1,424	81,821
Bank Hapoalim BM	40,928	340,623
Bank Leumi Le-Israel BM	54,437	411,804
Bezeq The Israeli Telecommunication Corp., Ltd.	70,881	96,500
Check Point Software Technologies, Ltd. (A)	3,516	457,080
CyberArk Software, Ltd. (A)	1,300	192,374
Elbit Systems, Ltd.	908	154,642
First International Bank of Israel, Ltd.	1,881	66,583
ICL Group, Ltd.	27,153	183,977
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	203,931
Mizrahi Tefahot Bank, Ltd.	5,543	173,767
Nice, Ltd. (A)	2,200	501,156
Teva Pharmaceutical Industries, Ltd. (A)	33,126	294,146
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	51,330
Tower Semiconductor, Ltd. (A)	3,727	158,874
Wix.com, Ltd. (A)	1,900	189,620
		3,558,230
Italy - 1.4%
Amplifon SpA	4,902	169,907
Assicurazioni Generali SpA	40,288	802,726
Davide Campari-Milano NV	19,587	238,998
DiaSorin SpA	1,028	108,333
Enel SpA	277,871	1,694,729
Eni SpA	85,367	1,190,565
Ferrari NV	4,565	1,237,046
FinecoBank Banca Fineco SpA	22,882	350,579
Infrastrutture Wireless Italiane SpA (C)	13,854	182,019
Intesa Sanpaolo SpA	593,427	1,523,003
Mediobanca Banca di Credito Finanziario SpA	23,836	239,527
Moncler SpA	7,601	525,015
Nexi SpA (A)(C)	17,962	145,980
Poste Italiane SpA (C)	21,903	223,359
Prysmian SpA	9,656	405,464

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	4,564	$193,055
Snam SpA	75,312	399,309
Telecom Italia SpA (A)	387,741	127,872
Terna - Rete Elettrica Nazionale	52,599	431,702
UniCredit SpA	65,599	1,236,406
		11,425,594
Japan - 14.1%
Advantest Corp.	6,500	602,591
Aeon Company, Ltd.	24,100	467,559
AGC, Inc.	7,300	272,151
Aisin Corp.	4,600	126,788
Ajinomoto Company, Inc.	16,300	567,042
ANA Holdings, Inc. (A)	6,700	145,624
Asahi Group Holdings, Ltd.	16,700	621,541
Asahi Intecc Company, Ltd.	8,900	157,247
Asahi Kasei Corp.	46,700	327,092
Astellas Pharma, Inc.	63,300	899,323
Azbil Corp.	4,200	115,036
Bandai Namco Holdings, Inc.	22,197	478,548
BayCurrent Consulting, Inc.	4,500	186,832
Bridgestone Corp.	19,300	784,018
Brother Industries, Ltd.	8,700	131,074
Canon, Inc.	33,800	752,722
Capcom Company, Ltd.	6,000	214,744
Central Japan Railway Company	5,300	632,394
Chubu Electric Power Company, Inc.	22,000	232,087
Chugai Pharmaceutical Company, Ltd.	22,700	560,523
Concordia Financial Group, Ltd.	39,100	144,121
CyberAgent, Inc.	14,400	122,009
Dai Nippon Printing Company, Ltd.	8,400	235,187
Daifuku Company, Ltd.	10,500	194,955
Dai-ichi Life Holdings, Inc.	34,000	625,038
Daiichi Sankyo Company, Ltd.	59,700	2,177,715
Daikin Industries, Ltd.	8,500	1,524,956
Daito Trust Construction Company, Ltd.	2,300	229,149
Daiwa House Industry Company, Ltd.	20,800	490,074
Daiwa House REIT Investment Corp.	78	159,823
Daiwa Securities Group, Inc.	54,400	255,387
Denso Corp.	14,700	829,777
Dentsu Group, Inc.	7,500	264,362
Disco Corp.	3,000	348,995
East Japan Railway Company	11,100	614,291
Eisai Company, Ltd.	8,800	499,836
ENEOS Holdings, Inc.	109,211	383,168
FANUC Corp.	32,500	1,173,646
Fast Retailing Company, Ltd.	6,000	1,313,475
Fuji Electric Company, Ltd.	4,600	181,656
FUJIFILM Holdings Corp.	12,200	619,308
Fujitsu, Ltd.	6,700	905,373
GLP J-REIT	165	178,353
GMO Payment Gateway, Inc.	1,500	129,866
Hakuhodo DY Holdings, Inc.	9,300	105,438
Hamamatsu Photonics KK	4,800	258,921
Hankyu Hanshin Holdings, Inc.	8,400	249,077
Hikari Tsushin, Inc.	800	112,421
Hirose Electric Company, Ltd.	1,223	160,001
Hitachi Construction Machinery Company, Ltd.	4,100	95,560
Hitachi, Ltd.	33,100	1,819,199
Honda Motor Company, Ltd.	55,800	1,475,975
Hoshizaki Corp.	3,800	140,388
Hoya Corp.	12,700	1,403,507
Hulic Company, Ltd.	15,600	128,314
Ibiden Company, Ltd.	3,600	144,372
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Idemitsu Kosan Company, Ltd.	7,206	$157,759
Iida Group Holdings Company, Ltd.	5,000	81,633
Inpex Corp.	36,700	388,379
Isuzu Motors, Ltd.	22,400	267,702
ITOCHU Corp.	40,600	1,322,198
Itochu Techno-Solutions Corp.	3,400	83,776
Japan Airlines Company, Ltd.	6,200	120,888
Japan Exchange Group, Inc.	18,100	276,819
Japan Metropolitan Fund Investment Corp.	259	189,136
Japan Post Bank Company, Ltd.	14,000	114,344
Japan Post Holdings Company, Ltd.	81,100	658,206
Japan Post Insurance Company, Ltd.	8,300	129,363
Japan Real Estate Investment Corp.	47	187,306
Japan Tobacco, Inc.	40,900	863,953
JFE Holdings, Inc.	18,300	232,272
JSR Corp.	7,900	186,885
Kajima Corp.	16,500	199,113
Kao Corp.	17,300	673,407
KDDI Corp.	55,200	1,702,245
Keio Corp.	3,700	129,925
Keisei Electric Railway Company, Ltd.	4,800	147,851
Keyence Corp.	6,696	3,281,768
Kikkoman Corp.	5,200	265,478
Kintetsu Group Holdings Company, Ltd.	6,200	199,726
Kirin Holdings Company, Ltd.	30,500	482,534
Kobayashi Pharmaceutical Company, Ltd.	1,800	110,087
Kobe Bussan Company, Ltd.	5,500	153,572
Koei Tecmo Holdings Company, Ltd.	3,900	70,486
Koito Manufacturing Company, Ltd.	7,000	132,694
Komatsu, Ltd.	32,000	794,404
Konami Group Corp.	3,700	169,821
Kose Corp.	1,200	142,630
Kubota Corp.	37,500	568,550
Kurita Water Industries, Ltd.	3,500	160,325
Kyocera Corp.	11,700	610,342
Kyowa Kirin Company, Ltd.	9,473	206,810
Lasertec Corp.	2,600	461,967
Lixil Corp.	9,000	148,553
M3, Inc.	16,200	407,739
Makita Corp.	7,800	194,258
Marubeni Corp.	52,800	718,065
MatsukiyoCocokara & Company	3,900	206,589
Mazda Motor Corp.	20,300	187,247
McDonald's Holdings Company Japan, Ltd.	2,600	108,102
MEIJI Holdings Company, Ltd.	9,400	223,563
MINEBEA MITSUMI, Inc.	12,500	238,706
MISUMI Group, Inc.	9,800	246,257
Mitsubishi Chemical Group Corp.	46,900	278,936
Mitsubishi Corp.	43,100	1,548,861
Mitsubishi Electric Corp.	66,500	794,684
Mitsubishi Estate Company, Ltd.	41,300	491,250
Mitsubishi HC Capital, Inc.	27,500	142,003
Mitsubishi Heavy Industries, Ltd.	11,700	431,040
Mitsubishi UFJ Financial Group, Inc.	409,100	2,621,786
Mitsui & Company, Ltd.	47,700	1,486,802
Mitsui Chemicals, Inc.	6,800	175,580
Mitsui Fudosan Company, Ltd.	33,600	631,157
Mitsui OSK Lines, Ltd.	12,000	300,932
Mizuho Financial Group, Inc.	82,110	1,163,299
MonotaRO Company, Ltd.	9,000	113,361
MS&AD Insurance Group Holdings, Inc.	15,500	480,359
Murata Manufacturing Company, Ltd.	19,600	1,194,527

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
NEC Corp.	8,800	$339,726
Nexon Company, Ltd.	16,200	386,836
NGK Insulators, Ltd.	9,000	119,345
Nidec Corp.	15,300	796,228
Nihon M&A Center Holdings, Inc.	10,400	77,952
Nintendo Company, Ltd.	38,000	1,475,981
Nippon Building Fund, Inc.	56	233,102
Nippon Express Holdings, Inc.	3,100	187,055
Nippon Paint Holdings Company, Ltd.	32,100	301,839
Nippon Prologis REIT, Inc.	80	169,364
Nippon Sanso Holdings Corp.	6,500	117,433
Nippon Shinyaku Company, Ltd.	1,700	75,013
Nippon Steel Corp.	27,800	655,565
Nippon Telegraph & Telephone Corp.	40,800	1,219,216
Nippon Yusen KK (B)	18,000	420,450
Nissan Chemical Corp.	4,600	208,918
Nissan Motor Company, Ltd.	86,400	326,989
Nisshin Seifun Group, Inc.	7,400	86,601
Nissin Foods Holdings Company, Ltd.	2,200	201,168
Nitori Holdings Company, Ltd.	2,800	338,133
Nitto Denko Corp.	5,400	349,495
Nomura Holdings, Inc.	109,800	423,314
Nomura Real Estate Holdings, Inc.	4,500	99,646
Nomura Real Estate Master Fund, Inc.	151	169,209
Nomura Research Institute, Ltd.	12,546	293,422
NTT Data Corp.	22,500	295,797
Obayashi Corp.	22,500	172,180
Obic Company, Ltd.	2,600	411,823
Odakyu Electric Railway Company, Ltd.	10,900	141,812
Oji Holdings Corp.	30,000	118,781
Olympus Corp.	42,200	741,149
Omron Corp.	6,900	403,835
Ono Pharmaceutical Company, Ltd.	14,000	291,735
Open House Group Company, Ltd.	2,700	101,250
Oracle Corp.	1,500	108,331
Oriental Land Company, Ltd.	34,000	1,164,134
ORIX Corp.	41,400	682,604
Osaka Gas Company, Ltd.	13,800	226,704
Otsuka Corp.	3,800	134,956
Otsuka Holdings Company, Ltd.	13,600	431,795
Pan Pacific International Holdings Corp.	15,000	290,194
Panasonic Holdings Corp.	80,300	718,453
Persol Holdings Company, Ltd.	6,200	124,837
Rakuten Group, Inc.	29,700	138,515
Recruit Holdings Company, Ltd.	49,300	1,356,196
Renesas Electronics Corp. (A)	40,100	580,681
Resona Holdings, Inc.	78,000	376,283
Ricoh Company, Ltd.	24,000	180,027
Rohm Company, Ltd.	3,000	250,039
SBI Holdings, Inc.	9,513	188,927
SCSK Corp.	5,400	79,066
Secom Company, Ltd.	7,800	480,696
Seiko Epson Corp.	9,600	137,165
Sekisui Chemical Company, Ltd.	13,400	190,313
Sekisui House, Ltd.	21,400	436,159
Seven & i Holdings Company, Ltd.	25,700	1,160,975
SG Holdings Company, Ltd.	12,400	183,869
Sharp Corp.	7,400	52,322
Shimadzu Corp.	9,000	282,533
Shimano, Inc.	2,600	450,803
Shimizu Corp.	21,600	122,412
Shin-Etsu Chemical Company, Ltd.	64,000	2,077,507
Shionogi & Company, Ltd.	9,700	437,524
Shiseido Company, Ltd.	14,600	684,495
Shizuoka Financial Group, Inc.	17,000	122,076
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	2,000	$1,060,233
SoftBank Corp.	97,900	1,130,138
SoftBank Group Corp.	41,300	1,623,648
Sompo Holdings, Inc.	11,600	459,651
Sony Group Corp.	43,500	3,962,127
Square Enix Holdings Company, Ltd.	3,400	163,389
Subaru Corp.	23,000	367,163
SUMCO Corp.	12,900	194,067
Sumitomo Chemical Company, Ltd.	56,000	188,551
Sumitomo Corp.	41,300	731,644
Sumitomo Electric Industries, Ltd.	26,200	336,589
Sumitomo Metal Mining Company, Ltd.	9,200	352,028
Sumitomo Mitsui Financial Group, Inc.	44,700	1,788,786
Sumitomo Mitsui Trust Holdings, Inc.	12,600	432,885
Sumitomo Realty & Development Company, Ltd.	10,700	241,622
Suntory Beverage & Food, Ltd.	5,000	186,242
Suzuki Motor Corp.	13,600	495,277
Sysmex Corp.	6,200	406,916
T&D Holdings, Inc.	19,900	246,638
Taisei Corp.	6,600	204,197
Takeda Pharmaceutical Company, Ltd.	51,376	1,687,371
TDK Corp.	14,300	513,315
Terumo Corp.	23,500	635,565
The Chiba Bank, Ltd.	21,600	139,412
The Kansai Electric Power Company, Inc.	24,300	236,656
TIS, Inc.	7,800	206,276
Tobu Railway Company, Ltd.	6,800	162,797
Toho Company, Ltd.	4,067	155,925
Tokio Marine Holdings, Inc.	64,200	1,235,526
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	180,040
Tokyo Electron, Ltd.	15,300	1,869,141
Tokyo Gas Company, Ltd.	13,900	261,226
Tokyu Corp.	17,900	238,287
Toppan, Inc.	10,300	207,569
Toray Industries, Inc.	50,800	290,613
Toshiba Corp.	13,300	446,609
Tosoh Corp.	9,300	126,382
TOTO, Ltd.	4,800	160,818
Toyota Industries Corp.	5,200	289,698
Toyota Motor Corp.	361,800	5,150,371
Toyota Tsusho Corp.	7,900	336,834
Trend Micro, Inc.	4,600	225,678
Unicharm Corp.	14,900	612,476
USS Company, Ltd.	7,770	134,806
Welcia Holdings Company, Ltd.	3,400	72,789
West Japan Railway Company	8,200	337,771
Yakult Honsha Company, Ltd.	4,943	359,160
Yamaha Corp.	4,700	181,533
Yamaha Motor Company, Ltd.	10,100	264,325
Yamato Holdings Company, Ltd.	11,000	188,818
Yaskawa Electric Corp.	8,300	364,037
Yokogawa Electric Corp.	7,886	128,412
Z Holdings Corp.	99,300	281,560
ZOZO, Inc.	4,800	109,785
		116,390,964
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	143,163
Luxembourg - 0.2%
ArcelorMittal SA	17,984	544,851
Aroundtown SA	4,581	6,549
Eurofins Scientific SE	4,949	331,385
Reinet Investments SCA	5,229	106,941

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Tenaris SA	18,379	$260,417
		1,250,143
Macau - 0.0%
Sands China, Ltd. (A)	92,000	319,607
Malaysia - 0.4%
AMMB Holdings BHD	59,087	50,346
Axiata Group BHD	101,690	69,555
CELCOMDIGI BHD	110,800	109,126
CIMB Group Holdings BHD	205,428	247,571
Dialog Group BHD	166,000	88,993
Gamuda BHD	62,500	57,909
Genting BHD	72,900	77,161
Genting Malaysia BHD	105,700	63,601
HAP Seng Consolidated BHD	30,200	34,937
Hong Leong Bank BHD	23,269	106,731
Hong Leong Financial Group BHD	6,104	24,878
IHH Healthcare BHD	60,500	78,809
Inari Amertron BHD	98,100	55,067
IOI Corp. BHD	114,466	99,110
Kuala Lumpur Kepong BHD	17,415	82,193
Malayan Banking BHD	163,714	318,186
Malaysia Airports Holdings BHD (A)	34,427	53,050
Maxis BHD	67,200	63,001
MISC BHD	45,780	75,048
Mr. D.I.Y Group M BHD (C)	80,550	28,359
Nestle Malaysia BHD	2,800	87,014
Petronas Chemicals Group BHD	99,800	160,378
Petronas Dagangan BHD	12,200	58,952
Petronas Gas BHD	21,200	79,229
PPB Group BHD	21,240	79,752
Press Metal Aluminium Holdings BHD	120,800	133,797
Public Bank BHD	486,890	441,856
QL Resources BHD	54,400	71,720
RHB Bank BHD	31,178	39,448
Sime Darby BHD	108,224	52,763
Sime Darby Plantation BHD	108,786	105,620
Telekom Malaysia BHD	43,415	48,258
Tenaga Nasional BHD	101,250	211,881
Top Glove Corp. BHD (A)	164,400	35,135
		3,389,434
Mexico - 0.8%
Alfa SAB de CV, Class A	98,000	62,270
America Movil SAB de CV (A)	962,732	1,015,089
Arca Continental SAB de CV	16,000	145,065
Banco del Bajio SA (C)	26,400	96,033
Cemex SAB de CV, Series CPO (A)	521,849	287,278
Coca-Cola Femsa SAB de CV	15,212	122,262
Fibra Uno Administracion SA de CV	90,200	126,290
Fomento Economico Mexicano SAB de CV	70,620	672,301
Gruma SAB de CV, Class B	7,685	113,846
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	277,010
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,185	250,365
Grupo Bimbo SAB de CV, Series A	53,084	266,834
Grupo Carso SAB de CV, Series A1	15,377	76,475
Grupo Financiero Banorte SAB de CV, Series O	93,962	791,116
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	165,533
Grupo Mexico SAB de CV, Series B	104,066	492,263
Grupo Televisa SAB, Series CPO	80,326	85,096
Industrias Penoles SAB de CV (A)	4,883	72,676
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	$92,293
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	63,723
Orbia Advance Corp. SAB de CV	37,631	81,840
Promotora y Operadora de Infraestructura SAB de CV	5,800	57,858
Wal-Mart de Mexico SAB de CV	188,888	754,713
		6,168,229
Netherlands - 3.2%
ABN AMRO Bank NV (C)	17,297	274,288
Adyen NV (A)(C)	683	1,088,316
Aegon NV	63,955	274,570
Akzo Nobel NV	6,858	536,398
Argenx SE (A)	1,653	613,853
ASM International NV	1,355	549,998
ASML Holding NV	13,734	9,359,049
Euronext NV (C)	3,256	249,329
EXOR NV (A)	3,992	329,180
Heineken Holding NV	3,464	317,817
Heineken NV	9,397	1,009,720
IMCD NV	2,143	350,416
ING Groep NV	134,131	1,592,859
JDE Peet's NV	4,248	123,449
Just Eat Takeaway.com NV (A)(C)	2,945	56,200
Koninklijke Ahold Delhaize NV	35,791	1,222,809
Koninklijke DSM NV	6,005	710,661
Koninklijke KPN NV	126,323	446,373
Koninklijke Philips NV	31,413	576,962
NEPI Rockcastle NV	15,018	86,918
NN Group NV	10,558	383,362
OCI NV	3,599	122,006
Prosus NV (A)	28,338	2,218,990
QIAGEN NV (A)	8,350	380,315
Randstad NV	4,552	270,229
Stellantis NV	40,495	736,457
Stellantis NV (Euronext Paris Exchange)	34,423	625,560
Universal Music Group NV	26,829	679,441
Wolters Kluwer NV	9,066	1,144,466
		26,329,991
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	36,599	199,171
Fisher & Paykel Healthcare Corp., Ltd.	20,109	336,161
Mercury NZ, Ltd.	23,358	92,390
Meridian Energy, Ltd.	44,474	146,312
Spark New Zealand, Ltd.	67,539	213,977
Xero, Ltd. (A)	4,614	279,845
		1,267,856
Norway - 0.4%
Adevinta ASA (A)	8,335	59,171
Aker BP ASA	10,753	263,718
DNB Bank ASA	30,942	553,730
Equinor ASA	33,389	949,197
Gjensidige Forsikring ASA	6,934	113,387
Kongsberg Gruppen ASA	3,055	123,492
Mowi ASA	14,928	276,108
Norsk Hydro ASA	48,185	359,625
Orkla ASA	29,206	207,144
Salmar ASA	2,012	87,642
Telenor ASA	26,898	315,384
Yara International ASA	5,667	246,291
		3,554,889
Peru - 0.0%
Cia de Minas Buenaventura SAA, ADR	8,064	65,964

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru (continued)
Credicorp, Ltd.	2,434	$322,237
		388,201
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	75,993
ACEN Corp. (A)	26,760	3,029
Ayala Corp.	8,920	107,192
Ayala Land, Inc.	253,800	124,389
Bank of the Philippine Islands	37,175	70,285
BDO Unibank, Inc.	92,568	219,542
International Container Terminal Services, Inc.	33,760	132,555
JG Summit Holdings, Inc.	89,355	78,878
Jollibee Foods Corp.	18,900	77,914
Manila Electric Company	8,090	46,363
Metropolitan Bank & Trust Company	65,642	70,798
Monde Nissin Corp. (C)	214,900	38,874
PLDT, Inc.	3,730	97,681
SM Investments Corp.	8,302	136,271
SM Prime Holdings, Inc.	311,044	188,198
Universal Robina Corp.	30,280	80,453
		1,548,415
Poland - 0.2%
Allegro.eu SA (A)(C)	13,472	91,986
Bank Polska Kasa Opieki SA	5,522	109,851
CD Projekt SA	2,349	60,809
Cyfrowy Polsat SA	6,360	24,712
Dino Polska SA (A)(C)	1,719	156,137
KGHM Polska Miedz SA	5,681	161,357
LPP SA	42	93,251
PGE Polska Grupa Energetyczna SA (A)	26,654	38,817
Polski Koncern Naftowy ORLEN SA	17,254	232,894
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	218,165
Powszechny Zaklad Ubezpieczen SA	23,000	187,283
Santander Bank Polska SA	1,219	82,562
		1,457,824
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	500,322
Galp Energia SGPS SA	18,673	211,291
Jeronimo Martins SGPS SA	9,675	227,101
		938,714
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	251,662	33,471
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	3,680	489
LUKOIL PJSC, ADR (A)(E)	23,756	40,480
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	22,884
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	4,093
Novatek PJSC, GDR (A)(E)	3,057	13,683
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	4,500
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	1,370
Sberbank of Russia PJSC, ADR (A)(E)	40,000	13,520
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	11,733
Severstal PAO, GDR (A)(E)	4,250	1,755
Surgutneftegas PJSC, ADR (A)(E)	22,274	2,762
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	2,122
Tatneft PJSC, ADR (A)(E)	7,986	6,948
VTB Bank PJSC, GDR (A)(E)	50,760	711
		160,521
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia - 1.0%
ACWA Power Company	2,748	$103,317
Advanced Petrochemical Company	4,529	57,894
Al Rajhi Bank	67,083	1,320,600
Alinma Bank	34,699	273,621
Almarai Company JSC	8,852	133,366
Arab National Bank	21,244	146,669
Bank AlBilad (A)	17,420	185,900
Bank Al-Jazira	14,284	69,618
Banque Saudi Fransi	19,205	186,316
Bupa Arabia for Cooperative Insurance Company	1,226	56,899
Dar Al Arkan Real Estate Development Company (A)	18,814	80,756
Emaar Economic City (A)	13,598	29,273
Etihad Etisalat Company	13,413	147,888
Jarir Marketing Company	2,090	91,030
Mouwasat Medical Services Company	1,674	105,130
National Industrialization Company (A)	11,652	38,132
Rabigh Refining & Petrochemical Company (A)	14,852	39,915
Riyad Bank	42,488	338,224
SABIC Agri-Nutrients Company	5,901	201,172
Sahara International Petrochemical Company	12,775	129,627
Saudi Arabian Mining Company (A)	30,500	523,458
Saudi Arabian Oil Company (C)	84,135	725,176
Saudi Basic Industries Corp.	26,663	643,420
Saudi Electricity Company	29,505	184,118
Saudi Industrial Investment Group	7,839	52,341
Saudi Kayan Petrochemical Company (A)	26,130	84,537
Saudi Research & Media Group (A)	1,230	64,777
Saudi Telecom Company	52,220	558,545
The Saudi British Bank	25,464	239,920
The Saudi Investment Bank	16,741	74,324
The Saudi National Bank	74,964	917,990
The Savola Group	9,302	69,486
Yanbu National Petrochemical Company	7,999	90,146
		7,963,585
Singapore - 1.0%
BOC Aviation, Ltd. (C)	7,400	57,386
CapitaLand Ascendas REIT	117,802	254,006
CapitaLand Integrated Commercial Trust	183,231	273,276
CapitaLand Investment, Ltd.	93,902	260,533
City Developments, Ltd.	16,600	92,113
DBS Group Holdings, Ltd.	64,154	1,594,980
Genting Singapore, Ltd.	226,200	190,914
Grab Holdings, Ltd., Class A (A)	37,400	112,574
Jardine Cycle & Carriage, Ltd.	3,400	80,067
JOYY, Inc., ADR	2,000	62,360
Keppel Corp., Ltd.	55,069	233,643
Mapletree Logistics Trust	124,150	160,149
Mapletree Pan Asia Commercial Trust	89,600	121,481
Oversea-Chinese Banking Corp., Ltd.	120,702	1,125,158
Sea, Ltd., ADR (A)	12,200	1,055,910
Sembcorp Marine, Ltd. (A)	1,050,993	94,327
Singapore Airlines, Ltd.	57,850	249,534
Singapore Exchange, Ltd.	30,900	218,818
Singapore Technologies Engineering, Ltd.	61,500	169,301
Singapore Telecommunications, Ltd.	294,940	546,486
United Overseas Bank, Ltd.	42,208	946,685
UOL Group, Ltd.	20,239	105,674
Venture Corp., Ltd.	11,100	147,735

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Wilmar International, Ltd.	72,000	$228,104
		8,381,214
South Africa - 0.9%
Absa Group, Ltd.	27,515	281,239
African Rainbow Minerals, Ltd.	5,157	67,071
Anglo American Platinum, Ltd.	1,813	97,325
AngloGold Ashanti, Ltd.	14,430	351,441
Aspen Pharmacare Holdings, Ltd.	13,036	134,790
Bid Corp., Ltd.	11,078	247,955
Capitec Bank Holdings, Ltd.	2,975	282,298
Clicks Group, Ltd.	8,355	120,189
Discovery, Ltd. (A)	16,080	126,149
Exxaro Resources, Ltd.	8,997	94,037
FirstRand, Ltd.	172,480	584,604
Gold Fields, Ltd.	29,492	395,064
Growthpoint Properties, Ltd.	109,582	80,491
Harmony Gold Mining Company, Ltd.	18,873	78,231
Impala Platinum Holdings, Ltd.	28,968	266,631
Kumba Iron Ore, Ltd.	2,164	54,715
Mr. Price Group, Ltd.	8,969	72,691
MTN Group, Ltd.	59,164	423,878
MultiChoice Group	15,717	109,220
Naspers, Ltd., N Shares	7,259	1,345,052
Nedbank Group, Ltd.	15,440	188,393
Northam Platinum Holdings, Ltd. (A)	11,870	96,866
Old Mutual, Ltd.	182,601	119,696
OUTsurance Group, Ltd.	28,715	56,248
Pepkor Holdings, Ltd. (C)	56,996	55,333
Remgro, Ltd.	17,781	133,849
Sanlam, Ltd.	59,860	189,966
Sasol, Ltd.	19,396	262,111
Shoprite Holdings, Ltd.	16,492	205,811
Sibanye Stillwater, Ltd.	101,051	208,652
Standard Bank Group, Ltd.	43,543	422,186
The Bidvest Group, Ltd.	9,718	137,750
The Foschini Group, Ltd.	11,309	57,729
Vodacom Group, Ltd.	21,952	150,665
Woolworths Holdings, Ltd.	33,746	121,224
		7,619,550
South Korea - 3.0%
Amorepacific Corp.	975	102,907
BGF retail Company, Ltd.	90	12,538
Celltrion Healthcare Company, Ltd.	3,301	153,771
Celltrion Pharm, Inc. (A)	597	38,320
Celltrion, Inc.	3,300	381,432
Cheil Worldwide, Inc.	1,346	19,284
CJ CheilJedang Corp.	210	52,611
CJ Corp.	456	36,553
Coway Company, Ltd.	2,324	93,796
DB Insurance Company, Ltd.	1,122	64,551
Doosan Bobcat, Inc.	1,103	37,098
Doosan Enerbility Company, Ltd. (A)	10,736	140,985
Ecopro BM Company, Ltd.	1,844	319,555
E-MART, Inc.	496	40,339
F&F Company, Ltd.	575	61,868
GS Holdings Corp.	1,749	54,254
Hana Financial Group, Inc.	11,216	351,274
Hankook Tire & Technology Company, Ltd.	1,937	51,811
Hanmi Pharm Company, Ltd.	149	29,371
Hanon Systems	4,656	31,505
Hanwha Galleria Company, Ltd. (A)	347	568
Hanwha Solutions Corp. (A)	3,078	126,966
HD Hyundai Company, Ltd.	1,555	69,478
HLB, Inc. (A)	3,069	82,569
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HMM Company, Ltd.	8,540	$134,288
Hotel Shilla Company, Ltd.	1,060	66,615
HYBE Company, Ltd. (A)	560	81,773
Hyundai Engineering & Construction Company, Ltd.	2,649	74,498
Hyundai Glovis Company, Ltd.	539	65,825
Hyundai Heavy Industries Company, Ltd. (A)	609	47,075
Hyundai Mobis Company, Ltd.	2,223	369,217
Hyundai Motor Company	4,857	691,018
Hyundai Steel Company	2,875	76,854
Industrial Bank of Korea	5,941	46,204
Kakao Corp.	10,511	497,789
Kakao Games Corp. (A)	994	32,215
KakaoBank Corp.	3,982	74,424
Kangwon Land, Inc.	3,612	55,402
KB Financial Group, Inc.	12,892	470,844
KB Financial Group, Inc., ADR	430	15,661
Kia Corp.	8,833	551,251
Korea Aerospace Industries, Ltd.	1,710	62,446
Korea Electric Power Corp.	6,370	88,279
Korea Electric Power Corp., ADR	4,277	29,682
Korea Investment Holdings Company, Ltd.	1,170	49,663
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	67,393
Korea Zinc Company, Ltd.	350	148,912
Korean Air Lines Company, Ltd.	6,728	120,123
Krafton, Inc. (A)	733	104,256
KT&G Corp.	4,465	286,956
Kumho Petrochemical Company, Ltd.	614	67,917
L&F Company, Ltd.	748	181,339
LG Chem, Ltd.	1,553	852,898
LG Corp.	2,922	186,062
LG Display Company, Ltd. (A)	5,471	69,487
LG Display Company, Ltd., ADR	2,417	15,420
LG Electronics, Inc.	3,973	354,565
LG Energy Solution, Ltd. (A)	1,199	540,213
LG H&H Company, Ltd.	358	165,395
LG Innotek Company, Ltd.	575	120,585
LG Uplus Corp.	9,062	75,498
Lotte Chemical Corp.	674	99,021
Lotte Energy Materials Corp.	767	40,803
Lotte Shopping Company, Ltd.	366	23,097
Meritz Securities Company, Ltd.	14,974	70,280
Mirae Asset Securities Company, Ltd.	7,084	35,288
NAVER Corp.	4,194	657,162
NCSoft Corp.	550	157,614
Netmarble Corp. (A)(C)	515	26,404
NH Investment & Securities Company, Ltd.	3,944	26,736
Orion Corp.	569	59,719
Pan Ocean Company, Ltd.	9,148	41,008
Pearl Abyss Corp. (A)	1,020	36,587
POSCO Chemical Company, Ltd.	883	186,109
POSCO Holdings, Inc.	2,484	702,776
S-1 Corp.	252	10,710
Samsung Biologics Company, Ltd. (A)(C)	586	355,212
Samsung C&T Corp.	2,732	227,517
Samsung Electro-Mechanics Company, Ltd.	1,863	219,967
Samsung Electronics Company, Ltd.	163,163	8,068,567
Samsung Engineering Company, Ltd. (A)	6,723	164,305

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	1,218	$192,532
Samsung Heavy Industries Company, Ltd. (A)	20,659	82,368
Samsung Life Insurance Company, Ltd.	2,349	113,278
Samsung SDI Company, Ltd.	1,864	1,058,825
Samsung SDS Company, Ltd.	1,018	91,040
Samsung Securities Company, Ltd.	1,475	36,054
SD Biosensor, Inc.	1,695	27,582
Shinhan Financial Group Company, Ltd.	14,320	389,007
Shinhan Financial Group Company, Ltd., ADR	350	9,429
SK Biopharmaceuticals Company, Ltd. (A)	528	25,730
SK Bioscience Company, Ltd. (A)	763	42,464
SK Hynix, Inc.	18,713	1,280,623
SK IE Technology Company, Ltd. (A)(C)	601	33,162
SK Innovation Company, Ltd. (A)	1,900	263,300
SK Square Company, Ltd. (A)	3,395	104,210
SK, Inc.	1,269	169,084
SKC Company, Ltd.	859	75,920
S-Oil Corp.	1,876	115,559
Woori Financial Group, Inc.	16,990	149,456
Yuhan Corp.	1,359	52,910
		24,812,861
Spain - 1.7%
Acciona SA	843	169,140
ACS Actividades de Construccion y Servicios SA	8,191	260,882
Aena SME SA (A)(C)	2,789	451,007
Amadeus IT Group SA (A)	16,293	1,092,997
Banco Bilbao Vizcaya Argentaria SA (B)	207,178	1,481,197
Banco Santander SA	570,902	2,127,465
Banco Santander SA (Mexican Stock Exchange)	22,856	81,176
CaixaBank SA	163,763	638,999
Cellnex Telecom SA (A)(C)	18,545	721,175
Corp ACCIONA Energias Renovables SA	2,249	87,220
EDP Renovaveis SA	9,513	217,905
Enagas SA	9,787	188,065
Endesa SA	12,378	268,849
Ferrovial SA	18,504	544,897
Grifols SA (A)	11,763	116,434
Iberdrola SA	206,830	2,576,659
Industria de Diseno Textil SA	39,419	1,324,296
Naturgy Energy Group SA	4,969	149,585
Red Electrica Corp. SA	16,401	288,598
Repsol SA	49,663	763,715
Telefonica SA	183,426	789,986
		14,340,247
Sweden - 2.0%
Alfa Laval AB	11,168	398,777
Assa Abloy AB, B Shares	34,547	827,487
Atlas Copco AB, A Shares	92,584	1,172,886
Atlas Copco AB, B Shares	53,800	618,848
Boliden AB	9,749	382,982
Electrolux AB, Series B	9,015	109,572
Embracer Group AB (A)	21,941	102,845
Epiroc AB, A Shares	22,715	450,893
Epiroc AB, B Shares	14,979	255,399
EQT AB	6,649	135,822
Essity AB, B Shares (B)	20,983	599,356
Evolution AB (C)	6,247	836,964
Fastighets AB Balder, B Shares (A)	24,258	99,666
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Getinge AB, B Shares	8,639	$210,690
Hennes & Mauritz AB, B Shares	25,173	359,912
Hexagon AB, B Shares	67,089	772,155
Holmen AB, B Shares	3,205	123,560
Husqvarna AB, B Shares	3,627	31,482
Industrivarden AB, A Shares	5,394	145,787
Industrivarden AB, C Shares	6,375	171,898
Indutrade AB	9,332	198,594
Investment AB Latour, B Shares	1,214	24,715
Investor AB, A Shares	17,189	350,741
Investor AB, B Shares	62,798	1,250,974
Kinnevik AB, B Shares (A)	8,775	131,212
L.E. Lundbergforetagen AB, B Shares	3,102	140,482
Lifco AB, B Shares	3,564	76,849
Nibe Industrier AB, B Shares	51,776	590,201
Sagax AB, B Shares	6,422	148,029
Sandvik AB	38,912	825,938
Securitas AB, B Shares	20,108	178,874
Skandinaviska Enskilda Banken AB, A Shares (B)	57,777	637,758
Skanska AB, B Shares	12,918	197,861
SKF AB, B Shares	14,059	276,919
Svenska Cellulosa AB SCA, B Shares	20,883	275,040
Svenska Handelsbanken AB, A Shares (B)	50,274	435,416
Swedbank AB, A Shares (B)	31,214	513,302
Swedish Orphan Biovitrum AB (A)	5,771	134,468
Tele2 AB, B Shares	17,728	176,448
Telefonaktiebolaget LM Ericsson, B Shares (B)	100,604	589,723
Telia Company AB	91,625	232,660
Volvo AB, A Shares	8,008	172,251
Volvo AB, B Shares (B)	51,555	1,062,376
Volvo Car AB, B Shares (A)	20,359	89,064
		16,516,876
Switzerland - 6.8%
ABB, Ltd.	53,671	1,846,364
Adecco Group AG	6,058	220,663
Alcon, Inc.	17,168	1,218,714
Bachem Holding AG	1,275	128,217
Baloise Holding AG	1,882	293,058
Banque Cantonale Vaudoise	1,029	97,103
Barry Callebaut AG	136	288,153
BKW AG	721	113,362
Chocoladefabriken Lindt & Spruengli AG	4	473,744
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	37	436,994
Cie Financiere Richemont SA, A Shares	17,834	2,859,792
Clariant AG (A)	8,258	136,995
Coca-Cola HBC AG (A)	8,067	220,835
Credit Suisse Group AG (B)	123,798	111,174
EMS-Chemie Holding AG	241	199,218
Geberit AG	1,305	728,774
Givaudan SA	317	1,031,768
Glencore PLC	342,145	1,968,767
Holcim, Ltd. (A)	12,218	787,955
Julius Baer Group, Ltd.	7,301	498,720
Kuehne + Nagel International AG	2,065	615,030
Logitech International SA	6,403	373,721
Lonza Group AG	2,544	1,531,487
Nestle SA	93,903	11,449,646
Novartis AG	73,871	6,782,727
Partners Group Holding AG	821	773,154
Roche Holding AG	24,003	6,858,680

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Roche Holding AG, Bearer Shares	911	$273,747
Schindler Holding AG	806	170,565
Schindler Holding AG, Participation Certificates	1,582	350,536
SGS SA	220	485,265
SIG Group AG (A)	10,451	269,251
Sika AG	5,094	1,428,844
Sonova Holding AG	1,838	542,189
STMicroelectronics NV	24,696	1,315,900
Straumann Holding AG	3,800	569,942
Swiss Life Holding AG	1,152	710,907
Swiss Prime Site AG	3,037	252,550
Swiss Re AG	10,900	1,119,795
Swisscom AG	886	565,420
Temenos AG	2,556	177,862
The Swatch Group AG	2,395	151,859
The Swatch Group AG, Bearer Shares	1,191	410,169
UBS Group AG	114,336	2,419,441
VAT Group AG (C)	1,010	364,896
Zurich Insurance Group AG	5,140	2,463,081
		56,087,034
Taiwan - 4.0%
Accton Technology Corp.	17,000	178,672
Acer, Inc.	99,018	91,776
Advantech Company, Ltd.	13,296	162,661
ASE Technology Holding Company, Ltd.	111,338	413,182
Asia Cement Corp.	72,863	103,755
Asustek Computer, Inc.	23,952	214,898
AUO Corp.	219,061	133,088
Catcher Technology Company, Ltd.	22,184	138,679
Cathay Financial Holding Company, Ltd.	285,373	392,915
Chailease Holding Company, Ltd.	47,255	347,530
Chang Hwa Commercial Bank, Ltd.	116,003	66,225
Cheng Shin Rubber Industry Company, Ltd.	43,680	52,526
China Airlines, Ltd.	94,000	60,529
China Development Financial Holding Corp.	504,133	208,600
China Steel Corp.	403,388	409,824
Chunghwa Telecom Company, Ltd.	127,148	499,806
Compal Electronics, Inc.	139,764	116,075
CTBC Financial Holding Company, Ltd.	586,465	422,331
Delta Electronics, Inc.	64,866	643,577
E Ink Holdings, Inc.	29,000	177,006
E.Sun Financial Holding Company, Ltd.	438,483	365,156
Eclat Textile Company, Ltd.	6,259	102,196
eMemory Technology, Inc.	2,000	123,116
Eva Airways Corp.	86,000	76,319
Evergreen Marine Corp. Taiwan, Ltd.	33,826	177,159
Far Eastern New Century Corp.	109,875	113,086
Far EasTone Telecommunications Company, Ltd.	45,159	111,606
Feng TAY Enterprise Company, Ltd.	14,520	92,426
First Financial Holding Company, Ltd.	353,926	308,054
Formosa Chemicals & Fibre Corp.	117,212	266,032
Formosa Petrochemical Corp.	39,720	111,048
Formosa Plastics Corp.	128,086	386,692
Fubon Financial Holding Company, Ltd.	252,283	469,525
Giant Manufacturing Company, Ltd.	10,362	60,243
Globalwafers Company, Ltd.	7,000	119,659
Hon Hai Precision Industry Company, Ltd.	426,368	1,459,455
Hotai Motor Company, Ltd.	10,000	211,050
Hua Nan Financial Holdings Company, Ltd.	296,225	217,919
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Innolux Corp.	249,636	$119,773
Inventec Corp.	89,899	94,491
Largan Precision Company, Ltd.	3,143	225,335
Lite-On Technology Corp.	70,626	170,008
MediaTek, Inc.	53,340	1,382,900
Mega Financial Holding Company, Ltd.	372,212	403,400
Micro-Star International Company, Ltd.	23,000	109,323
momo.com, Inc.	2,400	71,498
Nan Ya Plastics Corp.	171,992	438,118
Nan Ya Printed Circuit Board Corp.	8,000	74,992
Nanya Technology Corp.	37,000	81,153
Nien Made Enterprise Company, Ltd.	5,000	53,850
Novatek Microelectronics Corp.	19,361	275,130
Pegatron Corp.	66,989	153,717
PharmaEssentia Corp. (A)	7,000	98,508
Pou Chen Corp.	78,641	80,827
Powerchip Semiconductor Manufacturing Corp.	91,000	99,416
President Chain Store Corp.	19,496	172,784
Quanta Computer, Inc.	90,771	265,917
Realtek Semiconductor Corp.	14,999	191,453
Ruentex Development Company, Ltd.	57,600	67,082
Shin Kong Financial Holding Company, Ltd.	411,790	114,206
SinoPac Financial Holdings Company, Ltd.	360,166	196,921
Synnex Technology International Corp.	45,928	92,664
Taishin Financial Holding Company, Ltd.	358,479	196,172
Taiwan Business Bank	206,000	91,237
Taiwan Cement Corp.	184,594	220,774
Taiwan Cooperative Financial Holding Company, Ltd.	305,010	261,925
Taiwan High Speed Rail Corp.	66,000	65,604
Taiwan Mobile Company, Ltd.	55,257	183,347
Taiwan Semiconductor Manufacturing Company, Ltd.	841,227	14,742,176
The Shanghai Commercial & Savings Bank, Ltd.	120,142	185,432
Unimicron Technology Corp.	40,000	195,091
Uni-President Enterprises Corp.	161,487	381,753
United Microelectronics Corp.	388,313	679,522
Vanguard International Semiconductor Corp.	31,000	99,169
Voltronic Power Technology Corp.	2,000	113,887
Walsin Lihwa Corp.	87,735	141,306
Wan Hai Lines, Ltd.	22,770	51,534
Win Semiconductors Corp.	11,000	66,298
Winbond Electronics Corp.	102,000	89,245
Wiwynn Corp.	3,000	111,304
WPG Holdings, Ltd.	47,840	79,045
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	10,015	174,583
Yang Ming Marine Transport Corp.	60,000	127,376
Yuanta Financial Holding Company, Ltd.	334,582	246,046
Zhen Ding Technology Holding, Ltd.	19,000	71,490
		33,212,178
Thailand - 0.5%
Advanced Info Service PCL	48,400	300,229
Airports of Thailand PCL (A)	163,100	338,941
Bangkok Dusit Medical Services PCL, NVDR	387,300	334,351
Bangkok Expressway & Metro PCL, NVDR	354,600	91,815
Banpu PCL, NVDR	273,700	86,576
Berli Jucker PCL, NVDR	21,300	23,878

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
BTS Group Holdings PCL, NVDR	301,600	$62,723
Bumrungrad Hospital PCL, NVDR	15,600	103,228
Central Pattana PCL, NVDR	64,400	129,687
Central Retail Corp. PCL	45,441	59,645
Charoen Pokphand Foods PCL	136,200	84,443
CP ALL PCL	184,600	335,188
CP ALL PCL, NVDR	12,300	22,334
Electricity Generating PCL	7,600	34,606
Electricity Generating PCL, NVDR	1,400	6,375
Energy Absolute PCL	56,900	126,588
Gulf Energy Development PCL, NVDR	79,150	122,340
Home Product Center PCL	204,400	86,293
Indorama Ventures PCL, NVDR	54,900	55,473
Krung Thai Bank PCL	164,375	79,374
Krungthai Card PCL	30,800	48,930
Land & Houses PCL, NVDR	393,400	113,421
Minor International PCL, NVDR (A)	131,483	124,302
Muangthai Capital PCL, NVDR	11,300	11,445
PTT Exploration & Production PCL	60,147	264,305
PTT Global Chemical PCL	87,373	117,160
PTT PCL	391,000	360,822
PTT PCL, NVDR	10,500	9,690
Ratch Group PCL, NVDR	19,200	21,653
SCB X PCL	23,348	70,150
Thai Oil PCL	50,886	78,194
Thai Union Group PCL	95,900	39,594
The Siam Cement PCL	12,000	110,700
The Siam Cement PCL, NVDR	14,300	131,917
True Corp. PCL	269,362	66,169
		4,052,539
Turkey - 0.2%
Akbank TAS	100,286	88,737
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	38,018
BIM Birlesik Magazalar AS	16,428	127,593
Eregli Demir ve Celik Fabrikalari TAS (A)	49,091	90,836
Ford Otomotiv Sanayi AS	4,572	139,628
Haci Omer Sabanci Holding AS	34,855	72,087
Hektas Ticaret TAS (A)	38,876	54,835
KOC Holding AS	25,423	101,550
Sasa Polyester Sanayi AS (A)	15,298	79,969
Turk Hava Yollari AO (A)	18,859	116,783
Turkcell Iletisim Hizmetleri AS	38,572	64,547
Turkiye Is Bankasi AS, Class C	134,602	91,126
Turkiye Petrol Rafinerileri AS	4,998	138,365
Turkiye Sise ve Cam Fabrikalari AS	47,094	104,015
Yapi ve Kredi Bankasi AS	100,953	50,564
		1,358,653
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	10
United Kingdom - 9.2%
3i Group PLC	35,664	743,359
abrdn PLC	41,602	104,706
Admiral Group PLC	7,357	184,740
Anglo American PLC	44,317	1,474,042
Ashtead Group PLC	16,179	993,465
Associated British Foods PLC	13,433	322,362
AstraZeneca PLC	53,030	7,347,497
Auto Trader Group PLC (C)	37,238	284,039
Aviva PLC	96,832	483,686
BAE Systems PLC	107,497	1,300,291
Barclays PLC	578,927	1,042,008
Barratt Developments PLC	38,692	222,663
BP PLC	618,282	3,907,845
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
British American Tobacco PLC	72,982	$2,558,328
BT Group PLC	237,392	427,619
Bunzl PLC	12,530	473,288
Burberry Group PLC	15,189	486,347
CNH Industrial NV	37,712	577,040
Coca-Cola Europacific Partners PLC	6,887	407,480
Compass Group PLC	60,955	1,531,886
Croda International PLC	5,146	413,600
Diageo PLC	77,751	3,469,983
Entain PLC	21,740	337,623
GSK PLC	138,567	2,448,372
Haleon PLC	173,209	688,058
Halma PLC	13,950	385,109
Hargreaves Lansdown PLC	13,764	136,352
HSBC Holdings PLC	691,905	4,702,509
Imperial Brands PLC	30,847	709,344
Informa PLC	56,166	481,422
InterContinental Hotels Group PLC	6,814	446,081
Intertek Group PLC	6,021	301,558
J Sainsbury PLC	71,585	246,336
JD Sports Fashion PLC	47,264	104,085
Johnson Matthey PLC	7,531	184,632
Kingfisher PLC	79,556	257,164
Land Securities Group PLC	25,882	198,683
Legal & General Group PLC	217,299	642,682
Lloyds Banking Group PLC	2,429,420	1,428,366
London Stock Exchange Group PLC	11,262	1,093,869
M&G PLC	94,053	230,526
Melrose Industries PLC	165,385	340,618
Mondi PLC	13,861	220,070
Mondi PLC (Johannesburg Stock Exchange)	4,137	65,606
National Grid PLC	126,026	1,704,745
NatWest Group PLC	195,705	638,588
Next PLC	4,895	397,863
Ocado Group PLC (A)	9,905	65,585
Pearson PLC	23,325	244,093
Persimmon PLC	11,973	185,912
Phoenix Group Holdings PLC	27,163	183,524
Prudential PLC	93,830	1,284,679
Reckitt Benckiser Group PLC	24,469	1,861,531
RELX PLC	41,592	1,347,030
RELX PLC (Euronext Amsterdam Exchange)	24,869	805,464
Rentokil Initial PLC	67,951	496,620
Rio Tinto PLC	38,611	2,620,823
Rolls-Royce Holdings PLC (A)	310,208	571,357
Schroders PLC	29,188	166,442
Segro PLC	33,151	315,788
Severn Trent PLC	9,413	334,376
Shell PLC	240,460	6,852,736
Smith & Nephew PLC	32,440	450,931
Smiths Group PLC	15,498	328,692
Spirax-Sarco Engineering PLC	2,735	401,558
SSE PLC	40,596	905,848
St. James's Place PLC	20,193	303,004
Standard Chartered PLC	85,374	647,052
Taylor Wimpey PLC	139,593	205,364
Tesco PLC	261,234	856,433
The Berkeley Group Holdings PLC	4,051	209,873
The British Land Company PLC	35,353	169,576
The Sage Group PLC	34,459	330,682
Unilever PLC	87,494	4,533,830
United Utilities Group PLC	26,873	351,698
Vodafone Group PLC	946,663	1,044,256

107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	7,669	$283,301
WPP PLC	42,535	505,352
		76,009,945
United States - 0.1%
BeiGene, Ltd., ADR (A)	1,700	366,401
Brookfield Renewable Corp., Class A	5,150	180,088
Legend Biotech Corp., ADR (A)	2,100	101,262
Southern Copper Corp.	2,874	219,143
		866,894
TOTAL COMMON STOCKS (Cost $639,038,903)		$801,423,087
PREFERRED SECURITIES - 0.8%
Brazil - 0.3%
Banco Bradesco SA	191,781	498,329
Banco BTG Pactual SA	4	4
Centrais Eletricas Brasileiras SA, B Shares	5,700	40,801
Cia Energetica de Minas Gerais	47,171	106,470
Gerdau SA	45,780	228,428
Itau Unibanco Holding SA	173,789	848,295
Itausa SA	170,619	276,709
Petroleo Brasileiro SA	165,151	764,098
		2,763,134
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	213,637
Dr. Ing. h.c. F. Porsche AG (A)	3,890	499,281
Henkel AG & Company KGaA	6,583	515,017
Porsche Automobil Holding SE	5,695	326,934
Sartorius AG	833	351,075
Volkswagen AG	6,332	864,147
		2,770,091
South Korea - 0.2%
Hyundai Motor Company	705	51,253
Hyundai Motor Company, 2nd Preferred	1,197	88,419
LG Chem, Ltd.	162	38,816
Samsung Electronics Company, Ltd.	28,139	1,170,993
		1,349,481
TOTAL PREFERRED SECURITIES (Cost $7,323,831)		$6,882,706
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	283
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	$89
TOTAL WARRANTS (Cost $0)		$372
RIGHTS - 0.0%
Localiza Rent a Car SA (Expiration Date: 5-12-23; Strike Price: BRL 41.15) (A)	91	236
TOTAL RIGHTS (Cost $0)		$236
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
Fidelity Government Portfolio, Institutional Class, 4.6871% (F)	12,045,213	12,045,213
John Hancock Collateral Trust, 4.9438% (F)(G)	673,725	6,735,166
TOTAL SHORT-TERM INVESTMENTS (Cost $18,780,650)		$18,780,379
Total Investments (International Equity Index Trust) (Cost $665,143,384) - 100.2%		$827,086,780
Other assets and liabilities, net - (0.2%)		(1,529,485)
TOTAL NET ASSETS - 100.0%		$825,557,295
Currency Abbreviations
BRL	Brazilian Real
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $6,736,913.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	33	Long	Jun 2023	$3,379,190	$3,459,390	$80,200
Mini MSCI Emerging Markets Index Futures	301	Long	Jun 2023	14,494,964	14,983,780	488,816
MSCI Kuwait Index Futures	30	Long	Jun 2023	457,430	457,950	520
MSCI Qatar Index Futures	30	Long	Jun 2023	476,316	470,850	(5,466)
MSCI UAE Index Futures	20	Long	Jun 2023	684,312	673,700	(10,612)
						$553,458

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.3%
Australia - 5.9%
A2B Australia, Ltd. (A)	9,047	$9,033
Accent Group, Ltd.	24,907	39,678
Adairs, Ltd.	7,105	9,697
Adbri, Ltd.	19,036	20,285
Ainsworth Game Technology, Ltd. (A)	10,192	7,157
Alcidion Group, Ltd. (A)	43,339	3,645
Alkane Resources, Ltd. (A)	25,036	13,275
Alliance Aviation Services, Ltd. (A)	3,238	7,503
AMA Group, Ltd. (A)	33,686	5,409
AMP, Ltd.	79,846	56,332
Ansell, Ltd.	3,694	65,815
Appen, Ltd. (A)	3,751	7,133
Arafura Rare Earths, Ltd. (A)	190,322	63,415
ARB Corp., Ltd.	3,181	67,939
Archer Materials, Ltd. (A)	10,038	2,894
Ardent Leisure Group, Ltd.	39,016	16,453
AUB Group, Ltd.	5,264	90,459
Audinate Group, Ltd. (A)	3,365	19,576
Aurelia Metals, Ltd. (A)	85,331	7,168
Aussie Broadband, Ltd. (A)	7,972	16,696
Austal, Ltd.	23,155	26,759
Australian Agricultural Company, Ltd. (A)	28,065	28,936
Australian Finance Group, Ltd.	15,010	15,012
Australian Strategic Materials, Ltd. (A)	2,603	2,259
Auswide Bank, Ltd.	722	2,733
AVZ Minerals, Ltd. (A)(B)	98,026	38,332
Baby Bunting Group, Ltd.	5,551	7,478
Bapcor, Ltd.	15,610	67,042
Base Resources, Ltd.	32,069	4,279
Beach Energy, Ltd.	27,676	26,203
Beacon Lighting Group, Ltd.	6,425	7,401
Bega Cheese, Ltd.	15,122	36,748
Bell Financial Group, Ltd.	10,635	7,331
Bellevue Gold, Ltd. (A)	54,153	46,313
Betmakers Technology Group, Ltd. (A)	14,102	1,523
Bigtincan Holdings, Ltd. (A)	29,230	7,771
Blackmores, Ltd.	796	37,540
Boral, Ltd. (A)	21,191	50,087
Bravura Solutions, Ltd.	32,221	8,633
Breville Group, Ltd.	4,635	59,740
Brickworks, Ltd.	3,876	58,897
Bubs Australia, Ltd. (A)	28,812	4,446
BWX, Ltd. (A)(B)	9,946	1,337
Calidus Resources, Ltd. (A)	27,986	4,295
Capitol Health, Ltd.	41,735	7,533
Capricorn Metals, Ltd. (A)	13,300	42,272
Carnarvon Energy, Ltd. (A)	51,813	4,686
Cash Converters International, Ltd.	14,501	2,285
Cedar Woods Properties, Ltd.	5,696	16,934
Champion Iron, Ltd.	5,107	24,461
City Chic Collective, Ltd. (A)	9,410	3,417
Clinuvel Pharmaceuticals, Ltd.	2,335	30,355
Clover Corp., Ltd.	8,155	6,805
Codan, Ltd.	5,320	19,481
Collins Foods, Ltd.	4,405	24,616
Cooper Energy, Ltd. (A)	158,205	16,984
Corporate Travel Management, Ltd.	4,156	50,710
Costa Group Holdings, Ltd.	18,556	32,193
Credit Corp. Group, Ltd.	3,047	34,833
CSR, Ltd.	25,551	81,471
Data#3, Ltd.	9,073	44,349
De Grey Mining, Ltd. (A)	62,572	64,832
Dicker Data, Ltd.	2,871	15,774
Domain Holdings Australia, Ltd.	11,859	28,133
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Downer EDI, Ltd.	26,043	$60,086
Eagers Automotive, Ltd.	7,533	68,386
Elders, Ltd.	6,553	37,908
Emeco Holdings, Ltd.	22,924	11,229
Emerald Resources NL (A)	28,411	27,678
EML Payments, Ltd. (A)	16,327	6,056
Enero Group, Ltd.	3,952	4,742
EQT Holdings, Ltd.	957	16,453
Estia Health, Ltd.	11,708	20,798
EVT, Ltd.	5,448	44,645
Finbar Group, Ltd.	8,370	3,276
FleetPartners Group, Ltd. (A)	16,681	23,365
Fleetwood, Ltd. (A)	8,058	6,594
Flight Centre Travel Group, Ltd. (A)	6,231	77,586
Frontier Digital Ventures, Ltd. (A)	10,734	4,999
G8 Education, Ltd.	51,376	41,694
Galan Lithium, Ltd. (A)	13,760	10,141
Gold Road Resources, Ltd.	44,651	50,660
GrainCorp, Ltd., Class A	9,793	45,446
Grange Resources, Ltd.	21,083	10,203
GUD Holdings, Ltd.	7,010	46,310
GWA Group, Ltd.	12,453	13,663
Hansen Technologies, Ltd.	11,735	36,362
Healius, Ltd.	23,643	50,204
Helia Group, Ltd.	18,245	35,101
Highfield Resources, Ltd. (A)	13,495	5,702
HT&E, Ltd.	20,357	15,409
HUB24, Ltd.	3,277	61,058
Humm Group, Ltd.	27,415	8,194
Imdex, Ltd.	25,654	38,710
Infomedia, Ltd.	17,584	17,609
Inghams Group, Ltd.	20,588	43,116
Insignia Financial, Ltd.	32,288	59,563
Integral Diagnostics, Ltd.	13,604	26,801
Integrated Research, Ltd. (A)	3,367	958
InvoCare, Ltd.	6,357	50,437
Ioneer, Ltd. (A)	61,614	12,055
IPH, Ltd.	10,144	50,587
IRESS, Ltd.	7,892	52,793
IVE Group, Ltd.	11,452	18,982
Johns Lyng Group, Ltd.	11,256	48,528
Jumbo Interactive, Ltd.	2,253	19,079
Jupiter Mines, Ltd.	116,266	18,263
Karoon Energy, Ltd. (A)	31,460	45,184
Kelsian Group, Ltd.	2,989	11,765
Kogan.com, Ltd. (A)	1,950	4,867
Lifestyle Communities, Ltd.	4,254	45,582
Link Administration Holdings, Ltd.	18,547	26,333
Lovisa Holdings, Ltd.	3,846	62,952
MA Financial Group, Ltd.	4,146	11,038
Macmahon Holdings, Ltd.	112,440	10,863
Macquarie Telecom Group, Ltd. (A)	223	8,741
Magellan Financial Group, Ltd.	1,591	9,317
Mayne Pharma Group, Ltd.	4,957	12,469
McMillan Shakespeare, Ltd.	3,346	32,305
McPherson's, Ltd.	9,168	3,618
Mesoblast, Ltd. (A)	11,677	7,454
Metals X, Ltd. (A)	48,765	10,776
Michael Hill International, Ltd.	16,629	10,986
Mincor Resources NL (A)	15,835	14,934
MMA Offshore, Ltd. (A)	25,635	20,083
Monadelphous Group, Ltd.	5,646	47,558
Monash IVF Group, Ltd.	21,798	15,619
Mount Gibson Iron, Ltd. (A)	19,096	6,834
Myer Holdings, Ltd.	63,302	37,843

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
MyState, Ltd.	5,689	$13,713
Nanosonics, Ltd. (A)	11,541	39,712
Navigator Global Investments, Ltd.	11,684	8,216
Netwealth Group, Ltd.	4,931	45,148
New Hope Corp., Ltd.	24,235	92,146
Newcrest Mining, Ltd. (Toronto Stock Exchange) (C)	2,787	49,574
nib holdings, Ltd.	22,359	105,917
Nick Scali, Ltd.	5,272	33,172
Nickel Industries, Ltd.	57,059	34,619
Nine Entertainment Company Holdings, Ltd.	57,796	76,860
Novonix, Ltd. (A)	10,082	8,663
NRW Holdings, Ltd.	25,786	41,559
Nufarm, Ltd.	21,032	80,745
Objective Corp., Ltd.	921	7,975
OceanaGold Corp.	38,000	94,192
OFX Group, Ltd. (A)	14,134	14,825
Omni Bridgeway, Ltd. (A)	15,737	28,064
oOh!media, Ltd.	31,712	34,587
Orora, Ltd.	40,091	92,255
Pacific Current Group, Ltd.	1,717	7,640
Pact Group Holdings, Ltd.	11,275	8,469
Paladin Energy, Ltd. (A)	119,046	52,142
Panoramic Resources, Ltd. (A)	68,650	6,940
Pantoro, Ltd. (A)	92,251	3,643
Peet, Ltd.	13,800	10,444
PeopleIN, Ltd.	4,962	9,722
Perenti, Ltd. (A)	35,432	28,741
Perpetual, Ltd.	3,957	58,495
Perseus Mining, Ltd.	68,083	108,070
PEXA Group, Ltd. (A)	2,466	22,375
Pinnacle Investment Management Group, Ltd.	5,460	29,021
Platinum Asset Management, Ltd.	22,136	25,570
PolyNovo, Ltd. (A)	27,238	32,856
Poseidon Nickel, Ltd. (A)	71,048	1,767
Praemium, Ltd.	28,131	14,138
Premier Investments, Ltd.	3,053	53,728
Propel Funeral Partners, Ltd.	2,859	8,549
PSC Insurance Group, Ltd.	5,616	18,032
PWR Holdings, Ltd.	4,736	31,704
Ramelius Resources, Ltd.	38,169	32,303
ReadyTech Holdings, Ltd. (A)	4,809	9,935
Red 5, Ltd. (A)	247,905	24,766
Redbubble, Ltd. (A)	13,929	4,230
Regis Healthcare, Ltd.	9,267	12,057
Regis Resources, Ltd.	35,749	49,564
Resolute Mining, Ltd. (A)	88,090	24,655
Ridley Corp., Ltd.	19,540	28,868
RPMGlobal Holdings, Ltd. (A)	6,670	6,546
Sandfire Resources, Ltd. (A)	21,317	90,484
Select Harvests, Ltd.	7,081	19,635
Servcorp, Ltd.	3,171	6,741
Service Stream, Ltd.	27,275	11,802
Seven West Media, Ltd. (A)	85,038	23,678
SG Fleet Group, Ltd.	8,938	12,409
Sierra Rutile Holdings, Ltd. (A)	14,764	2,587
Sigma Healthcare, Ltd.	86,903	40,741
Silver Lake Resources, Ltd. (A)	48,508	37,842
Silver Mines, Ltd. (A)	77,466	10,349
Sims, Ltd.	7,974	83,155
SmartGroup Corp., Ltd.	8,029	34,578
SolGold PLC (A)	65,333	15,537
Solvar, Ltd.	9,169	10,831
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Southern Cross Media Group, Ltd.	17,291	$10,076
SRG Global, Ltd.	35,644	17,935
St. Barbara, Ltd. (A)	33,249	14,853
Super Retail Group, Ltd.	7,649	64,688
Superloop, Ltd. (A)	22,967	8,619
Symbio Holdings, Ltd.	2,522	3,028
Syrah Resources, Ltd. (A)	49,135	60,854
Tabcorp Holdings, Ltd.	93,926	62,625
Technology One, Ltd.	7,370	72,424
Temple & Webster Group, Ltd. (A)	4,468	10,376
Ten Sixty Four, Ltd. (B)	8,127	3,097
Terracom, Ltd.	32,978	14,793
The Reject Shop, Ltd. (A)	2,561	7,192
The Star Entertainment Group, Ltd. (A)	71,717	69,027
Tyro Payments, Ltd. (A)	10,423	10,118
United Malt Grp, Ltd.	15,585	49,811
Viva Energy Group, Ltd. (D)	18,414	37,433
Vulcan Energy Resources, Ltd. (A)	3,349	12,779
Webjet, Ltd. (A)	16,369	77,358
West African Resources, Ltd. (A)	42,178	27,000
Westgold Resources, Ltd. (A)	18,696	16,319
Zip Company, Ltd. (A)(C)	18,285	6,953
		6,075,970
Austria - 1.6%
Addiko Bank AG (A)	668	10,542
Agrana Beteiligungs AG	724	12,847
ams AG (A)(C)	11,874	92,531
ANDRITZ AG	3,278	221,804
AT&S Austria Technologie & Systemtechnik AG (C)	1,188	36,647
BAWAG Group AG (A)(D)	4,044	196,414
CA Immobilien Anlagen AG	1,426	38,314
DO & Company AG (A)(C)	278	32,554
EVN AG	2,014	44,729
Fabasoft AG	599	11,556
FACC AG (A)(C)	1,116	8,491
IMMOFINANZ AG (A)(B)	4,356	0
Kapsch TrafficCom AG (A)	191	2,593
Kontron AG (C)	2,318	48,418
Lenzing AG (C)	391	29,620
Mayr Melnhof Karton AG	378	62,827
Oesterreichische Post AG (C)	1,378	51,014
Palfinger AG	876	27,339
POLYTEC Holding AG	995	4,985
Porr AG	876	12,826
Raiffeisen Bank International AG	6,265	96,176
RHI Magnesita NV	1,095	30,130
RHI Magnesita NV (London Stock Exchange)	545	15,099
Rosenbauer International AG (C)	174	6,144
Schoeller-Bleckmann Oilfield Equipment AG	710	45,761
Semperit AG Holding	822	22,041
Telekom Austria AG (A)	4,436	33,502
UBM Development AG (C)	411	12,322
UNIQA Insurance Group AG	3,329	28,050
Vienna Insurance Group AG (C)	1,157	31,115
voestalpine AG	4,895	166,444
Wienerberger AG	4,676	135,376
Zumtobel Group AG	2,545	19,687
		1,587,898
Belgium - 1.5%
Ackermans & van Haaren NV	982	161,874
AGFA-Gevaert NV (A)	6,780	19,844
Atenor	211	10,252

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Barco NV	3,257	$97,082
Bekaert SA	1,389	62,737
Biocartis Group NV (A)(C)(D)	4,063	2,688
bpost SA	4,236	24,154
Cie d'Entreprises CFE	416	4,534
Deceuninck NV	2,515	6,869
Deme Group NV (A)	416	53,297
Econocom Group SA/NV	6,435	20,666
Etablissements Franz Colruyt NV	2,147	62,920
Euronav NV	8,334	139,273
Euronav NV (New York Stock Exchange)	2,324	39,020
EVS Broadcast Equipment SA	811	19,331
Exmar NV	1,567	16,495
Fagron	2,712	46,332
Galapagos NV (A)	1,566	60,205
Gimv NV	1,044	50,448
Immobel SA	209	10,876
Ion Beam Applications	1,305	22,561
Kinepolis Group NV (A)	585	30,098
Lotus Bakeries NV	21	146,974
Melexis NV	863	99,946
Ontex Group NV (A)	3,927	29,282
Orange Belgium SA (A)	417	6,896
Proximus SADP	6,084	58,834
Recticel SA	2,296	42,814
Sipef NV	420	27,836
Telenet Group Holding NV	1,717	39,046
Tessenderlo Group SA (A)	1,111	34,722
Van de Velde NV	377	14,794
VGP NV	462	41,185
Viohalco SA	7,173	32,798
X-Fab Silicon Foundries SE (A)(D)	3,484	32,899
		1,569,582
Bermuda - 0.2%
Hiscox, Ltd.	12,537	171,541
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,492	40,965
Canada - 11.2%
5N Plus, Inc. (A)	3,515	8,947
Acadian Timber Corp.	800	9,335
Advantage Energy, Ltd. (A)	9,000	52,009
Aecon Group, Inc.	3,200	32,509
Africa Oil Corp.	22,402	50,224
Ag Growth International, Inc.	1,100	49,909
AGF Management, Ltd., Class B	4,298	25,282
Aimia, Inc. (A)	7,777	21,003
AirBoss of America Corp.	1,500	8,557
Alamos Gold, Inc., Class A	22,405	273,535
Algoma Central Corp.	700	8,158
Altius Minerals Corp.	3,100	52,733
Altus Group, Ltd.	2,318	98,431
Amerigo Resources, Ltd.	13,502	16,284
Andlauer Healthcare Group, Inc.	1,218	45,962
Andrew Peller, Ltd., Class A	2,300	7,982
Aritzia, Inc. (A)	4,845	155,477
Ascot Resources, Ltd. (A)	13,700	6,994
Atco, Ltd., Class I	2,918	93,531
Athabasca Oil Corp. (A)	35,674	85,259
ATS Corp. (A)	4,247	177,830
AutoCanada, Inc. (A)	1,985	29,199
B2Gold Corp.	37,525	148,267
B2Gold Corp. (NYSE American Exchange)	5,393	21,248
Badger Infrastructure Solutions, Ltd.	1,832	44,299
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Ballard Power Systems, Inc. (A)(C)	9,718	$54,217
Baytex Energy Corp. (A)	19,253	72,225
Birch Mountain Resources, Ltd. (A)(B)	9,200	1
Birchcliff Energy, Ltd.	15,733	89,171
Bird Construction, Inc.	4,995	33,596
Black Diamond Group, Ltd.	2,750	12,087
BlackBerry, Ltd. (A)	17,634	80,896
BMTC Group, Inc.	500	5,302
Bombardier, Inc., Class B (A)	3,969	216,672
Boralex, Inc., Class A	3,277	99,777
Boyd Group Services, Inc.	1,160	185,428
Brookfield Infrastructure Corp., Class A	1,086	50,053
Calian Group, Ltd.	605	29,173
Calibre Mining Corp. (A)	11,500	11,232
Canaccord Genuity Group, Inc.	5,281	42,787
Canacol Energy, Ltd.	1,513	12,617
Canada Goose Holdings, Inc. (A)	2,213	42,557
Canadian Western Bank	5,015	91,877
Canfor Corp. (A)	2,404	38,635
Canfor Pulp Products, Inc. (A)	2,715	5,966
Capital Power Corp.	6,027	185,693
Capstone Copper Corp. (A)	29,467	132,999
Cardinal Energy, Ltd.	5,530	29,133
Cascades, Inc.	5,723	46,538
Celestica, Inc. (A)	3,019	38,935
Celestica, Inc. (New York Stock Exchange) (A)	3,200	41,280
Centerra Gold, Inc.	9,077	58,633
CES Energy Solutions Corp.	18,429	36,544
China Gold International Resources Corp., Ltd.	18,050	65,442
CI Financial Corp.	6,700	63,356
Cineplex, Inc. (A)	1,227	8,017
Cogeco Communications, Inc.	563	27,423
Cogeco, Inc.	445	20,029
Colliers International Group, Inc.	500	52,767
Computer Modelling Group, Ltd.	4,420	23,743
Copper Mountain Mining Corp. (A)	8,800	14,260
Corby Spirit and Wine, Ltd.	700	8,002
Corus Entertainment, Inc., B Shares	11,806	15,025
Crescent Point Energy Corp.	12,719	89,781
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	118,608
Crew Energy, Inc. (A)	8,100	28,408
Cronos Group, Inc. (A)	5,470	10,523
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	14,084
Denison Mines Corp. (A)	33,624	36,572
Dexterra Group, Inc.	1,621	5,937
Doman Building Materials Group, Ltd.	3,600	17,128
Dorel Industries, Inc., Class B (A)	1,800	5,221
DREAM Unlimited Corp., Class A	1,350	23,644
Dundee Precious Metals, Inc.	7,687	56,081
ECN Capital Corp.	10,817	22,410
E-L Financial Corp., Ltd.	100	67,185
Eldorado Gold Corp. (A)	9,374	97,104
Element Fleet Management Corp.	11,050	145,126
Endeavour Silver Corp. (A)	6,945	26,824
Enerflex, Ltd.	6,400	38,121
Enerplus Corp.	11,613	167,385
Enghouse Systems, Ltd.	2,700	76,415
Ensign Energy Services, Inc. (A)	9,800	22,044
EQB, Inc.	1,392	60,047
Equinox Gold Corp. (A)	12,552	64,455
ERO Copper Corp. (A)	2,900	51,305

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Evertz Technologies, Ltd.	1,900	$15,535
Exchange Income Corp.	568	22,506
Exco Technologies, Ltd.	1,500	8,491
Extendicare, Inc.	6,230	29,502
Fiera Capital Corp.	5,935	33,990
Finning International, Inc.	7,281	181,500
Firm Capital Mortgage Investment Corp.	1,100	9,132
First Majestic Silver Corp.	9,281	66,955
First Majestic Silver Corp. (New York Stock Exchange)	1,582	11,406
First Mining Gold Corp. (A)	39,000	4,906
First National Financial Corp.	700	19,744
Fission Uranium Corp. (A)	19,500	9,811
Fortuna Silver Mines, Inc. (A)	14,300	54,491
Freehold Royalties, Ltd.	5,429	58,367
Frontera Energy Corp. (A)	2,200	18,980
Galiano Gold, Inc. (A)	6,600	3,858
Gamehost, Inc.	100	638
GDI Integrated Facility Services, Inc. (A)	300	9,818
Gibson Energy, Inc.	6,006	95,989
goeasy, Ltd.	372	26,284
GoGold Resources, Inc. (A)	5,300	8,196
Gran Tierra Energy, Inc. (A)	25,166	22,345
Guardian Capital Group, Ltd., Class A	1,100	35,470
Hanfeng Evergreen, Inc. (A)(B)	200	0
Headwater Exploration, Inc.	9,290	43,374
Heroux-Devtek, Inc. (A)	2,700	26,131
HEXO Corp. (A)	261	350
High Liner Foods, Inc.	1,773	20,111
HLS Therapeutics, Inc.	700	3,263
Home Capital Group, Inc.	3,379	103,258
Hudbay Minerals, Inc.	10,057	52,759
IAMGOLD Corp. (A)	24,627	67,239
Imperial Metals Corp. (A)	5,060	7,675
Information Services Corp.	800	13,023
Innergex Renewable Energy, Inc.	8,000	86,896
Interfor Corp. (A)	3,520	57,351
International Petroleum Corp. (A)	337	3,237
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	33,332
International Tower Hill Mines, Ltd. (A)	2,300	1,378
Jamieson Wellness, Inc. (D)	2,200	54,516
K92 Mining, Inc. (A)	1,930	10,967
KAB Distribution, Inc. (A)(B)	7,076	0
Karora Resources, Inc. (A)	4,800	16,124
K-Bro Linen, Inc.	600	12,377
Kelt Exploration, Ltd. (A)	10,445	35,474
Keyera Corp.	806	17,647
Kinaxis, Inc. (A)	346	47,506
Knight Therapeutics, Inc. (A)	5,400	17,580
Labrador Iron Ore Royalty Corp.	2,318	54,884
Largo, Inc. (A)	780	4,046
Lassonde Industries, Inc., Class A	200	15,438
Laurentian Bank of Canada	1,514	35,635
Leon's Furniture, Ltd.	1,883	24,076
Lightspeed Commerce, Inc. (A)	5,593	85,043
Linamar Corp.	2,366	113,845
Logistec Corp., Class B	700	22,914
Lucara Diamond Corp. (A)	25,184	9,503
Lundin Gold, Inc.	4,258	49,716
Magellan Aerospace Corp.	900	4,994
Mainstreet Equity Corp. (A)	400	37,221
Major Drilling Group International, Inc. (A)	4,513	35,496
Manitok Energy, Inc. (A)(B)	16	0
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Maple Leaf Foods, Inc.	4,140	$80,104
Martinrea International, Inc.	4,603	49,623
MDA, Ltd. (A)	1,987	10,292
Medical Facilities Corp.	2,104	12,376
MEG Energy Corp. (A)	10,188	163,656
Melcor Developments, Ltd.	1,000	8,898
Methanex Corp.	3,089	143,742
Morguard Corp.	400	30,704
Mountain Province Diamonds, Inc. (A)	6,800	2,516
MTY Food Group, Inc.	742	33,347
Mullen Group, Ltd.	5,582	61,003
New Gold, Inc. (A)	34,515	37,541
NFI Group, Inc.	2,960	18,025
North American Construction Group, Ltd.	2,100	35,023
NuVista Energy, Ltd. (A)	9,305	75,252
Onex Corp.	569	26,600
Organigram Holdings, Inc. (A)	8,928	5,681
Orla Mining, Ltd. (A)	11,140	52,836
Osisko Gold Royalties, Ltd.	9,500	150,144
Osisko Mining, Inc. (A)	12,850	40,884
Pan American Silver Corp.	7,524	137,286
Paramount Resources, Ltd., Class A	5,173	113,297
Parex Resources, Inc.	5,516	102,606
Park Lawn Corp.	1,792	36,914
Parkland Corp.	6,819	163,474
Pason Systems, Inc.	3,936	35,326
Peyto Exploration & Development Corp.	5,797	51,944
PHX Energy Services Corp.	2,600	13,082
Pine Cliff Energy, Ltd.	11,000	10,499
Pizza Pizza Royalty Corp.	1,729	17,616
Polaris Renewable Energy, Inc.	1,500	14,784
Pollard Banknote, Ltd.	1,000	18,276
PolyMet Mining Corp. (A)	1,185	2,534
PrairieSky Royalty, Ltd.	11,227	177,771
Precision Drilling Corp. (A)	782	40,185
Premium Brands Holdings Corp.	2,000	147,969
Quarterhill, Inc.	9,800	11,094
Questerre Energy Corp., Class A (A)	19,444	3,381
Real Matters, Inc. (A)	3,500	12,638
RF Capital Group, Inc. (A)	185	1,688
Richelieu Hardware, Ltd.	2,000	55,257
Rogers Sugar, Inc.	6,474	29,173
Russel Metals, Inc.	2,746	69,752
Sabina Gold & Silver Corp. (A)	20,475	31,057
Savaria Corp.	2,300	26,957
Seabridge Gold, Inc. (A)	2,830	36,540
Secure Energy Services, Inc.	13,477	62,923
ShawCor, Ltd. (A)	4,173	38,411
Sienna Senior Living, Inc.	3,606	28,656
SilverCrest Metals, Inc. (A)	100	711
Sleep Country Canada Holdings, Inc. (D)	2,113	36,866
SNC-Lavalin Group, Inc.	7,843	192,782
Spin Master Corp. (D)	1,400	38,918
Sprott, Inc.	1,329	48,568
Stelco Holdings, Inc.	2,075	80,359
Stella-Jones, Inc.	2,800	107,297
Superior Plus Corp.	7,557	62,290
Surge Energy, Inc.	2,103	13,678
Tamarack Valley Energy, Ltd.	20,085	58,702
Taseko Mines, Ltd. (A)	16,100	26,684
Tecsys, Inc.	609	12,329
TELUS Corp.	1,384	27,475
TerraVest Industries, Inc.	600	12,209
The North West Company, Inc.	2,706	75,664

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Tidewater Midstream and Infrastructure, Ltd.	6,650	$4,428
Timbercreek Financial Corp.	6,000	35,516
TLC Vision Corp. (A)(B)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	90,859
Total Energy Services, Inc.	3,132	19,188
TransAlta Corp.	9,482	82,928
TransAlta Renewables, Inc.	6,098	56,130
Transcontinental, Inc., Class A	4,783	49,653
Trevali Mining Corp. (A)(B)	3,713	254
Trican Well Service, Ltd.	16,409	37,395
Tricon Residential, Inc.	9,919	76,915
Triple Flag Precious Metals Corp.	828	12,333
Trisura Group, Ltd. (A)	2,500	61,210
Uni-Select, Inc. (A)	3,401	117,267
Vecima Networks, Inc.	479	8,152
Vermilion Energy, Inc.	6,400	83,013
Wajax Corp.	1,300	23,711
Wesdome Gold Mines, Ltd. (A)	7,800	44,670
Western Copper & Gold Corp. (A)	5,400	9,829
Western Forest Products, Inc.	25,850	21,422
Westshore Terminals Investment Corp.	2,189	43,796
Whitecap Resources, Inc.	12,597	97,402
WildBrain, Ltd. (A)	10,382	18,436
Winpak, Ltd.	1,177	37,387
Yamana Gold, Inc.	45,750	266,748
Yellow Pages, Ltd.	140	1,362
Zenith Capital Corp. (A)	1,700	357
		11,405,983
China - 0.0%
AustAsia Group, Ltd. (A)	4,540	1,862
Fosun Tourism Group (A)(D)	11,400	14,621
		16,483
Denmark - 2.5%
ALK-Abello A/S (A)	5,254	81,525
Alm Brand A/S	33,083	61,842
Amagerbanken A/S (A)(B)	25,580	0
Asetek A/S (A)	1,629	854
Bang & Olufsen A/S (A)	7,788	11,064
Bavarian Nordic A/S (A)(C)	3,556	102,447
Better Collective A/S (A)	2,021	39,296
Cadeler A/S (A)	2,970	12,088
CBrain A/S	389	7,965
Chemometec A/S (A)	801	46,059
Columbus A/S	6,187	5,818
D/S Norden A/S	1,788	120,242
Dfds A/S	1,767	71,695
FLSmidth & Company A/S (C)	3,054	116,997
H Lundbeck A/S	17,205	79,612
H+H International A/S, Class B (A)	1,146	18,014
ISS A/S (A)	7,129	145,496
Jeudan A/S	380	14,024
Jyske Bank A/S (A)	2,263	158,585
Lan & Spar Bank A/S	198	18,701
Matas A/S	2,910	35,687
Netcompany Group A/S (A)(D)	1,473	53,756
Nilfisk Holding A/S (A)	1,220	24,011
NKT A/S (A)	2,498	130,281
NNIT A/S (A)(D)	479	4,844
NTG Nordic Transport Group A/S (A)	635	37,848
Per Aarsleff Holding A/S	883	37,942
Ringkjoebing Landbobank A/S	1,302	183,894
Royal Unibrew A/S	2,134	186,024
Scandinavian Tobacco Group A/S (D)	3,178	63,270
Schouw & Company A/S	666	55,793
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
SimCorp A/S	1,960	$148,027
Solar A/S, B Shares	410	33,094
SP Group A/S	368	13,939
Spar Nord Bank A/S	4,967	78,454
Sparekassen Sjaelland-Fyn A/S	1,012	27,020
Sydbank A/S	3,132	140,819
TCM Group A/S	507	4,949
Tivoli A/S	102	11,965
Topdanmark A/S	1,997	106,758
UIE PLC	1,280	35,331
Vestjysk Bank A/S	22,473	11,014
Zealand Pharma A/S (A)	1,618	50,692
		2,587,736
Finland - 2.1%
Aktia Bank OYJ	3,501	36,258
Alma Media OYJ	1,962	19,651
Bittium OYJ	2,708	12,817
Cargotec OYJ, B Shares	2,007	97,703
Caverion OYJ	2,277	21,216
Citycon OYJ (A)	4,136	28,270
Enento Group OYJ (A)(D)	860	15,272
EQ OYJ	483	9,965
Finnair OYJ (A)	44,891	24,871
Fiskars OYJ ABP	2,196	37,472
F-Secure OYJ	7,159	24,871
Harvia OYJ	846	20,160
HKScan OYJ, A Shares (A)	316	268
Huhtamaki OYJ	3,864	143,547
Kamux Corp. (C)	1,688	9,554
Kemira OYJ	4,940	87,033
Kojamo OYJ	4,092	48,158
Konecranes OYJ	2,027	67,974
Lassila & Tikanoja OYJ	1,929	21,130
Marimekko OYJ	1,923	20,388
Metsa Board OYJ, B Shares	7,990	64,396
Musti Group OYJ (A)	1,222	21,342
Nokian Renkaat OYJ	4,287	41,013
Olvi OYJ, A Shares	721	23,415
Oma Saastopankki OYJ	490	10,438
Oriola OYJ, B Shares	9,290	14,231
Orion OYJ, Class B	3,859	172,490
Outokumpu OYJ	16,239	88,456
Pihlajalinna OYJ	1,193	9,665
Ponsse OYJ	543	16,603
Puuilo OYJ	1,645	11,979
QT Group OYJ (A)	770	56,291
Raisio OYJ, V Shares	8,267	22,475
Rapala VMC OYJ	908	3,594
Revenio Group OYJ	1,101	46,173
Rovio Entertainment OYJ (D)	1,642	13,909
Sanoma OYJ	2,692	23,638
Taaleri OYJ	956	10,983
Talenom OYJ	637	5,693
Terveystalo OYJ (D)	4,887	37,235
TietoEVRY OYJ	4,031	126,633
Tokmanni Group Corp.	2,438	33,666
Uponor OYJ	2,530	46,833
Vaisala OYJ, A Shares	952	41,143
Valmet OYJ	7,336	238,155
Verkkokauppa.com OYJ (C)	1,047	2,957
Wartsila OYJ ABP	18,553	175,091
WithSecure OYJ (A)	7,159	11,858
YIT OYJ	8,449	22,517
		2,139,450

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 5.0%
ABC arbitrage	2,570	$16,922
AKWEL	725	10,678
ALD SA (D)	7,805	91,494
Altamir	752	22,181
Alten SA	1,325	211,576
Assystem SA	763	35,743
Atos SE (A)	2,440	30,269
Aubay	399	20,475
Axway Software SA	531	12,146
Bastide le Confort Medical (A)	256	8,120
Beneteau SA	2,839	47,442
Bigben Interactive	1,198	6,890
Boiron SA	274	11,815
Bonduelle SCA	1,027	13,414
Burelle SA	15	8,234
Casino Guichard Perrachon SA (A)(C)	2,173	15,381
Catana Group	1,588	11,873
Cegedim SA	495	10,327
CGG SA (A)	42,425	32,720
Chargeurs SA	1,491	25,191
Cie des Alpes	998	13,880
Cie Plastic Omnium SA	2,278	41,494
Claranova SE (A)(C)	1,250	2,838
Coface SA	6,169	87,384
DBV Technologies SA (A)	1,786	6,247
Derichebourg SA	6,625	38,910
Ekinops SAS (A)	1,302	12,475
Electricite de Strasbourg SA	31	3,058
Elior Group SA (A)(D)	8,308	29,223
Elis SA	8,325	159,217
Equasens	290	22,544
Eramet SA	565	59,061
Etablissements Maurel et Prom SA	6,372	23,805
Eurazeo SE	1,837	130,759
Eutelsat Communications SA	6,192	41,323
Exel Industries, A Shares	89	4,818
Faurecia SE (A)	7,066	153,570
Fnac Darty SA (C)	1,052	38,841
Gaztransport Et Technigaz SA	1,112	113,789
Genfit SA (A)	2,919	11,721
Groupe Crit	163	12,931
Guerbet	326	6,449
Haulotte Group SA	962	3,424
ID Logistics Group (A)	176	52,348
Imerys SA	1,845	79,707
Infotel SA	348	21,336
Interparfums SA	789	59,392
IPSOS	2,460	152,476
Jacquet Metals SACA	1,024	19,911
JCDecaux SE (A)	1,836	38,511
Kaufman & Broad SA	901	26,813
Korian SA	3,776	28,283
Laurent-Perrier	110	14,169
Lectra	1,320	52,114
LISI	1,205	31,881
LNA Sante SA (C)	166	6,016
Lumibird (A)	632	9,747
Maisons du Monde SA (D)	1,925	20,775
Manitou BF SA	880	20,535
Mersen SA	1,171	52,071
Metropole Television SA	1,324	21,475
Nacon SA (A)	207	490
Neoen SA (C)(D)	1,891	59,623
Nexans SA	991	98,742
Nexity SA	1,974	49,570
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
NRJ Group	782	$5,801
OVH Groupe SAS (A)(C)	146	1,827
Pierre Et Vacances SA (A)	10,785	19,568
Plastivaloire	383	1,391
Quadient SA	2,171	39,656
Recylex SA (A)(B)	1,058	2,120
Rexel SA (A)	10,217	242,907
Rothschild & Company	1,588	80,146
Rubis SCA	3,866	103,448
Samse SA	48	9,850
Savencia SA	372	24,812
SCOR SE	6,613	150,362
SEB SA	741	84,314
Seche Environnement SA	126	14,147
SMCP SA (A)(D)	1,921	17,124
Societe BIC SA	1,252	78,973
Societe LDC SA	212	25,954
Societe pour l'Informatique Industrielle	438	23,873
SOITEC (A)	882	141,538
Solocal Group (A)	6,121	2,933
Sopra Steria Group SACA	690	145,001
SPIE SA	5,882	170,724
Stef SA	202	23,026
Synergie SE	557	20,027
Technicolor Creative Studios SA (A)	9,713	1,284
Technip Energies NV	6,139	130,974
Television Francaise 1	3,803	33,594
Thermador Groupe	453	48,214
Tikehau Capital SCA	2,057	54,307
Trigano SA	463	60,316
Ubisoft Entertainment SA (A)	4,551	121,299
Valeo	8,798	180,534
Vallourec SA (A)	5,161	65,185
Vantiva SA (A)	9,713	2,282
Verallia SA (D)	3,490	148,628
Vetoquinol SA	297	28,513
Vicat SA	1,201	36,040
Vilmorin & Cie SA	614	29,001
Virbac SA	232	74,556
Voltalia SA (A)(C)	1,403	22,203
Wavestone	331	15,961
Xilam Animation SA (A)	215	6,327
		5,065,377
Gabon - 0.0%
Totalenergies EP Gabon	20	3,712
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	11,088
TBC Bank Group PLC	1,781	49,164
		60,252
Germany - 5.9%
1&1 AG	2,192	24,066
7C Solarparken AG	3,282	13,466
Aareal Bank AG (A)	2,902	103,883
Adesso SE	207	33,139
ADVA Optical Networking SE (A)	804	18,880
AIXTRON SE	2,564	87,145
All for One Group SE	130	5,915
Allgeier SE	498	15,323
Amadeus Fire AG	264	39,743
Atoss Software AG	218	39,420
Aurubis AG	1,560	144,523
Auto1 Group SE (A)(D)	3,943	27,975
Basler AG	486	11,738
BayWa AG	669	29,568

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Bechtle AG	3,835	$183,649
Bertrandt AG	394	21,408
Bijou Brigitte AG (A)	340	17,711
Bilfinger SE	1,781	75,528
Borussia Dortmund GmbH & Company KGaA (A)	4,276	19,046
CANCOM SE	1,316	45,110
CECONOMY AG (A)(C)	8,144	22,203
CENIT AG	446	6,215
Cewe Stiftung & Company KGAA	268	27,635
CompuGroup Medical SE & Company KGaA	1,368	70,468
CropEnergies AG	1,544	18,987
CTS Eventim AG & Company KGaA (A)	1,807	112,967
Dermapharm Holding SE	849	34,937
Deutsche Beteiligungs AG	1,067	32,326
Deutsche Pfandbriefbank AG (D)	6,014	52,135
Deutz AG	3,432	22,271
DIC Asset AG	3,005	25,833
Dr. Hoenle AG (A)(C)	420	9,168
Draegerwerk AG & Company KGaA	82	3,472
Duerr AG	2,868	103,054
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	36,522
Elmos Semiconductor SE	454	44,191
ElringKlinger AG	2,576	26,376
Encavis AG	5,880	101,011
Energiekontor AG	454	32,749
Evotec SE (A)	2,387	50,419
Fielmann AG	1,241	51,762
flatexDEGIRO AG (A)	2,072	17,911
Fraport AG Frankfurt Airport Services Worldwide (A)	2,067	104,198
Freenet AG	5,773	150,009
Fuchs Petrolub SE	2,106	72,082
Gerresheimer AG	1,680	166,583
GFT Technologies SE	961	37,414
GK Software SE (A)	73	15,059
GRENKE AG	983	27,264
H&R GmbH & Company KGaA (A)	1,324	9,113
Hamburger Hafen und Logistik AG	1,330	16,430
Heidelberger Druckmaschinen AG (A)	18,003	33,443
Hensoldt AG	1,681	60,597
HOCHTIEF AG	1,110	92,836
Hornbach Holding AG & Company KGaA	497	39,778
HUGO BOSS AG	2,702	194,303
Hypoport SE (A)	149	20,575
Indus Holding AG	975	26,451
Instone Real Estate Group SE (D)	2,299	19,485
IVU Traffic Technologies AG	665	11,959
Jenoptik AG	2,990	101,896
JOST Werke AG (D)	517	27,261
K+S AG	7,752	165,078
Kloeckner & Company SE	2,892	31,091
Koenig & Bauer AG (A)	912	19,149
Krones AG	775	91,670
KWS Saat SE & Company KGaA	556	36,832
LANXESS AG	3,805	156,550
LEG Immobilien SE	497	27,313
Leifheit AG	437	8,545
Leoni AG (A)(C)	2,398	638
Manz AG (A)	233	6,082
Medigene AG (A)	760	1,561
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Medios AG (A)	842	$18,624
METRO AG (A)	6,195	53,248
MLP SE	5,864	31,001
Nagarro SE (A)(C)	394	40,147
New Work SE	128	23,264
Nexus AG	866	51,503
Nordex SE (A)(C)	7,467	109,748
Norma Group SE	1,576	37,244
OHB SE	399	13,594
PATRIZIA SE	2,719	28,396
Pfeiffer Vacuum Technology AG	256	43,282
PNE AG	3,180	47,453
ProSiebenSat.1 Media SE	7,531	76,713
PSI Software AG (C)	815	24,195
PVA TePla AG (A)	1,420	33,460
Rational AG	17	11,427
SAF-Holland SE	1,157	14,788
Salzgitter AG	1,529	60,562
Scout24 SE (D)	2,783	165,531
Secunet Security Networks AG	141	31,245
SGL Carbon SE (A)	3,072	30,356
Siltronic AG	981	71,752
Sirius Real Estate, Ltd.	53,591	50,809
Sixt SE	733	97,638
SMA Solar Technology AG (A)	563	60,634
Software AG	2,610	57,241
Stabilus SE	1,440	100,671
STRATEC SE	407	27,746
Stroeer SE & Company KGaA	1,746	92,234
Suedzucker AG	2,959	49,713
SUESS MicroTec SE	1,803	44,965
Synlab AG	1,768	18,405
TAG Immobilien AG	8,916	61,724
Takkt AG	1,848	29,168
TeamViewer SE (A)(D)	6,009	102,366
Technotrans SE	530	16,097
thyssenkrupp AG	22,583	162,635
Traffic Systems SE	364	11,897
United Internet AG	2,139	36,872
va-Q-Tec AG (A)	318	7,587
Varta AG (C)	741	20,343
VERBIO Vereinigte BioEnergie AG	1,482	69,620
Vitesco Technologies Group AG (A)	992	71,734
Vossloh AG	859	39,916
Wacker Neuson SE	2,039	42,694
Washtec AG	611	27,104
Westwing Group SE (A)	385	3,197
Wuestenrot & Wuerttembergische AG	1,566	27,390
Zeal Network SE	461	17,665
		5,996,691
Gibraltar - 0.0%
888 Holdings PLC (A)	15,858	10,171
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(B)	3,303	66
Okeanis Eco Tankers Corp. (A)(D)	733	18,110
TT Hellenic Postbank SA (A)(B)	12,594	0
		18,176
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(B)	4,994	140
Hong Kong - 2.2%
3D-Gold Jewellery Holdings, Ltd. (A)(B)	90,000	0

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Aidigong Maternal & Child Health, Ltd. (A)	108,000	$8,256
Allied Group, Ltd.	120,000	26,335
APAC Resources, Ltd.	18,475	2,526
Apollo Future Mobility Group, Ltd. (A)(C)	56,000	1,122
Asia Financial Holdings, Ltd.	14,000	6,179
ASMPT, Ltd.	11,500	114,057
Associated International Hotels, Ltd.	28,000	33,528
Brightoil Petroleum Holdings, Ltd. (A)(B)	117,000	12,855
Burwill Holdings, Ltd. (A)(B)	292,000	1,190
Cafe de Coral Holdings, Ltd.	18,000	23,891
Central Holding Group Company, Ltd. (A)	5,000	12,229
Chen Hsong Holdings	10,000	2,371
Cheuk Nang Holdings, Ltd.	3,708	1,026
China Energy Development Holdings, Ltd. (A)	634,000	8,146
China Solar Energy Holdings, Ltd. (A)(B)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	6,920
Chow Sang Sang Holdings International, Ltd.	22,000	30,582
Chuang's Consortium International, Ltd.	30,948	2,566
CITIC Telecom International Holdings, Ltd.	59,000	24,060
CMBC Capital Holdings, Ltd.	10,750	1,877
C-MER Eye Care Holdings, Ltd. (A)	18,000	10,573
Cowell e Holdings, Inc. (A)	8,000	19,137
Crystal International Group, Ltd. (D)	19,000	6,535
CSC Holdings, Ltd. (A)	885,000	4,163
CSI Properties, Ltd.	245,066	4,920
Dah Sing Banking Group, Ltd.	18,000	13,786
Dah Sing Financial Holdings, Ltd.	6,520	16,746
Dynamic Holdings, Ltd.	8,000	10,155
EC Healthcare	13,000	10,384
EganaGoldpfeil Holdings, Ltd. (A)(B)	103,373	0
Emperor Entertainment Hotel, Ltd. (A)	40,000	2,902
Emperor International Holdings, Ltd.	97,333	7,943
Esprit Holdings, Ltd. (A)	176,850	15,323
Fairwood Holdings, Ltd.	3,500	5,243
Far East Consortium International, Ltd.	98,508	24,218
First Pacific Company, Ltd.	112,000	35,996
Giordano International, Ltd.	82,000	24,508
Gold-Finance Holdings, Ltd. (A)(B)	62,000	0
GR Properties, Ltd. (A)	82,000	9,889
Great Eagle Holdings, Ltd.	10,516	21,132
G-Resources Group, Ltd.	33,580	8,366
Guotai Junan International Holdings, Ltd.	207,000	16,901
Haitong International Securities Group, Ltd. (A)	125,477	10,412
Hang Lung Group, Ltd.	31,000	54,732
Hanison Construction Holdings, Ltd.	27,441	4,054
Harbour Centre Development, Ltd. (A)	38,000	35,755
HKBN, Ltd.	36,000	26,636
HKR International, Ltd.	51,920	16,786
Hong Kong Ferry Holdings Company, Ltd.	29,000	26,152
Hong Kong Technology Venture Company, Ltd. (C)	28,000	16,290
Hongkong Chinese, Ltd.	66,000	4,215
Hsin Chong Group Holdings, Ltd. (A)(B)	170,000	7,580
Hutchison Port Holdings Trust	161,400	30,231
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	$12,634
Hysan Development Company, Ltd.	25,000	71,069
Johnson Electric Holdings, Ltd.	20,883	23,709
K Wah International Holdings, Ltd.	80,000	28,434
Kerry Logistics Network, Ltd.	16,500	25,634
Kerry Properties, Ltd.	23,500	60,019
Kowloon Development Company, Ltd.	22,000	23,610
Lai Sun Development Company, Ltd. (A)	22,980	4,560
Langham Hospitality Investments, Ltd.	22,500	3,011
Lippo China Resources, Ltd.	36,000	620
Liu Chong Hing Investment, Ltd.	16,000	13,293
Luk Fook Holdings International, Ltd.	15,000	47,989
Man Wah Holdings, Ltd.	61,600	50,759
Mandarin Oriental International, Ltd. (A)	8,000	13,897
Mason Group Holdings, Ltd. (A)	1,548,800	5,727
Melco International Development, Ltd. (A)	33,000	38,496
MH Development, Ltd. (A)(B)	16,000	1,064
Midland Holdings, Ltd. (A)	34,734	3,751
Miramar Hotel & Investment	15,000	22,695
Modern Dental Group, Ltd.	20,000	7,423
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	295
Nissin Foods Company, Ltd.	22,000	19,435
NWS Holdings, Ltd.	64,000	57,296
Oriental Watch Holdings	18,000	9,978
Oshidori International Holdings, Ltd. (A)	204,000	6,638
Pacific Andes International Holdings, Ltd. (A)(B)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	92,492
Pacific Century Premium Developments, Ltd. (A)	2,376	107
Pacific Textiles Holdings, Ltd.	42,000	13,542
Paliburg Holdings, Ltd. (A)	46,000	10,272
PC Partner Group, Ltd.	12,000	7,249
PCCW, Ltd.	156,590	78,167
Peace Mark Holdings, Ltd. (A)(B)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	16,089
Pico Far East Holdings, Ltd.	60,000	10,718
Public Financial Holdings, Ltd.	24,000	6,732
Realord Group Holdings, Ltd. (A)(C)	6,000	4,143
Regal Hotels International Holdings, Ltd. (A)	36,000	14,307
Regina Miracle International Holdings, Ltd. (D)	17,000	6,495
Shangri-La Asia, Ltd. (A)	46,000	43,129
Shin Hwa World, Ltd. (A)	75,600	1,633
Shun Tak Holdings, Ltd. (A)	80,250	14,732
Singamas Container Holdings, Ltd.	114,000	9,035
SJM Holdings, Ltd. (A)	118,750	59,429
SmarTone Telecommunications Holdings, Ltd.	31,500	20,189
Solomon Systech International, Ltd.	72,000	4,537
South China Holdings Company, Ltd. (A)	640,000	3,930
Stella International Holdings, Ltd.	20,000	21,261
Sun Hung Kai & Company, Ltd.	45,000	17,167
SUNeVision Holdings, Ltd.	31,000	17,635
Tao Heung Holdings, Ltd.	14,000	1,518
Television Broadcasts, Ltd. (A)	19,100	24,062
Texhong International Group, Ltd.	11,000	8,438
Texwinca Holdings, Ltd.	60,000	10,293
The Bank of East Asia, Ltd.	33,715	42,830

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	$31,804
Town Health International Medical Group, Ltd.	261,361	10,623
Tradelink Electronic Commerce, Ltd.	50,000	6,070
Transport International Holdings, Ltd.	11,721	15,836
United Laboratories International Holdings, Ltd.	42,000	29,150
Upbest Group, Ltd.	164,000	14,658
Value Partners Group, Ltd.	40,000	12,726
Vitasoy International Holdings, Ltd.	34,000	65,872
VSTECS Holdings, Ltd.	47,200	27,673
VTech Holdings, Ltd.	6,900	41,294
Wai Kee Holdings, Ltd.	24,000	5,173
Wealthking Investments, Ltd. (A)	32,000	1,410
Wing On Company International, Ltd.	4,000	6,855
Wing Tai Properties, Ltd.	70,000	30,604
Yue Yuen Industrial Holdings, Ltd.	30,000	42,201
Yunfeng Financial Group, Ltd. (A)	26,000	3,941
Zensun Enterprises, Ltd. (A)	21,000	2,464
Zhaobangji Properties Holdings, Ltd. (A)	88,000	3,483
		2,285,383
Ireland - 0.6%
AIB Group PLC	10,673	43,200
Bank of Ireland Group PLC	16,106	162,966
C&C Group PLC (A)	17,690	34,381
Cairn Homes PLC	24,718	27,347
COSMO Pharmaceuticals NV	753	46,727
Dalata Hotel Group PLC (A)	6,155	27,908
FBD Holdings PLC	1,936	28,442
Glanbia PLC	5,630	81,300
Glenveagh Properties PLC (A)(D)	24,326	26,494
Grafton Group PLC, CHESS Depositary Interest	9,527	104,345
Greencore Group PLC (A)	23,830	23,915
Hostelworld Group PLC (A)(D)	3,065	4,999
Irish Continental Group PLC	5,309	25,114
Permanent TSB Group Holdings PLC (A)	5,786	14,473
		651,611
Isle of Man - 0.1%
Hansard Global PLC	6,816	3,839
Playtech PLC (A)	11,001	71,482
Strix Group PLC (C)	6,042	7,400
		82,721
Israel - 1.2%
Adgar Investment and Development, Ltd.	4,535	4,903
AFI Properties, Ltd. (A)	603	15,903
Africa Israel Residences, Ltd.	355	13,965
Airport City, Ltd. (A)	1	8
Allot, Ltd. (A)	2,103	6,035
Alrov Properties and Lodgings, Ltd.	399	16,673
Arad, Ltd.	787	8,751
Ashtrom Group, Ltd.	1,079	16,232
AudioCodes, Ltd.	1,269	19,137
Aura Investments, Ltd.	10,003	13,446
Automatic Bank Services, Ltd.	1,109	3,804
Azorim-Investment Development & Construction Company, Ltd.	3,848	9,621
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	7,884
BioLine RX, Ltd. (A)	48,850	2,737
Blue Square Real Estate, Ltd.	215	11,723
Carasso Motors, Ltd.	2,020	9,569
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Cellcom Israel, Ltd. (A)	4,807	$17,393
Clal Biotechnology Industries, Ltd. (A)	1	0
Clal Insurance Enterprises Holdings, Ltd. (A)	2,090	28,431
Danel Adir Yeoshua, Ltd.	253	18,559
Delek Automotive Systems, Ltd.	1,858	17,299
Delta Galil, Ltd.	618	24,527
Dor Alon Energy in Israel 1988, Ltd.	420	9,006
Electra Consumer Products 1970, Ltd.	445	12,083
Electra Real Estate, Ltd.	1,543	13,751
Equital, Ltd. (A)	1,096	26,255
Formula Systems 1985, Ltd.	549	36,426
Fox Wizel, Ltd.	228	19,477
Gav-Yam Lands Corp., Ltd.	3,034	22,245
Gilat Satellite Networks, Ltd. (A)	1,452	7,329
Hamat Group, Ltd. (A)	1,230	5,960
Hilan, Ltd.	803	33,508
IDI Insurance Company, Ltd.	440	10,820
IES Holdings, Ltd. (A)	120	8,005
Ilex Medical, Ltd.	211	4,877
Inrom Construction Industries, Ltd.	4,264	14,479
Isracard, Ltd.	6,691	27,968
Israel Canada T.R, Ltd.	6,076	11,115
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development Company, Ltd.	789	6,532
Isras Investment Company, Ltd.	142	23,407
Issta, Ltd.	219	4,452
Kamada, Ltd. (A)	1,616	7,601
Kerur Holdings, Ltd.	418	9,276
Levinstein Properties, Ltd.	267	5,428
M Yochananof & Sons, Ltd.	155	7,141
Magic Software Enterprises, Ltd.	1,349	17,763
Malam - Team, Ltd.	476	8,849
Matrix IT, Ltd.	472	8,319
Maytronics, Ltd.	960	10,219
Mediterranean Towers, Ltd.	4,044	7,970
Mega Or Holdings, Ltd.	757	16,300
Mehadrin, Ltd. (A)	15	473
Menora Mivtachim Holdings, Ltd.	1,766	35,956
Migdal Insurance & Financial Holdings, Ltd. (A)	19,833	21,198
Mivtach Shamir Holdings, Ltd.	397	7,510
Naphtha Israel Petroleum Corp., Ltd.	2,030	8,602
Nawi Brothers, Ltd.	1,396	10,627
Neto Malinda Trading, Ltd. (A)	451	8,872
Neto ME Holdings, Ltd. (A)	273	5,989
Novolog, Ltd.	20,186	10,173
Oil Refineries, Ltd.	102,102	27,947
One Software Technologies, Ltd.	1,700	17,351
OPC Energy, Ltd. (A)	1	7
Partner Communications Company, Ltd. (A)	5,179	23,989
Paz Oil Company, Ltd. (A)	345	33,782
Perion Network, Ltd. (A)	1,368	53,323
Plasson Industries, Ltd.	241	9,550
Plus500, Ltd.	4,668	97,316
Prashkovsky Investments and Construction, Ltd.	318	6,874
Priortech, Ltd. (A)	398	7,206
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	26,693
Sano-Brunos Enterprises, Ltd. (A)	145	8,242
Scope Metals Group, Ltd. (A)	377	12,621
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	2,363	26,146

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Tadiran Group, Ltd.	86	$7,829
Tamar Petroleum, Ltd. (D)	3,135	8,749
Tel Aviv Stock Exchange, Ltd. (A)	3,160	13,771
Telsys, Ltd.	84	4,612
Tera Light, Ltd. (A)	32	39
Tiv Taam Holdings 1, Ltd.	3,848	6,859
Tremor International, Ltd. (A)	2,825	7,329
YH Dimri Construction & Development, Ltd.	285	16,258
		1,189,060
Italy - 3.8%
A2A SpA	70,456	112,435
ACEA SpA	2,494	34,102
Anima Holding SpA (D)	9,201	37,391
Aquafil SpA	969	5,254
Arnoldo Mondadori Editore SpA	12,613	26,743
Ascopiave SpA	4,243	12,252
Avio SpA	877	8,853
Azimut Holding SpA	5,155	109,996
Banca Generali SpA	3,053	97,194
Banca IFIS SpA	1,607	24,310
Banca Mediolanum SpA	8,320	75,313
Banca Popolare di Sondrio SpA	19,792	83,805
Banca Profilo SpA	24,032	5,474
Banco BPM SpA	68,596	267,961
Banco di Desio e della Brianza SpA	2,610	9,469
BasicNet SpA	1,571	9,626
BFF Bank SpA (D)	5,595	55,515
BPER Banca	49,221	121,105
Brembo SpA	5,497	80,471
Brunello Cucinelli SpA	2,232	221,453
Buzzi Unicem SpA	4,791	116,285
Cairo Communication SpA	4,712	9,546
Carel Industries SpA (D)	1,608	43,889
Cembre SpA	370	12,248
Cementir Holding NV	4,165	35,646
CIR SpA-Compagnie Industriali (A)	60,979	25,415
Credito Emiliano SpA	6,238	46,123
Danieli & C Officine Meccaniche SpA	788	20,873
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	42,022
De' Longhi SpA	2,969	67,746
doValue SpA (D)	5,440	37,226
El.En. SpA	1,004	13,125
Enav SpA (D)	8,617	36,065
Esprinet SpA	2,412	24,153
Eurotech SpA (A)(C)	1,562	5,225
Fila SpA	2,245	16,890
Fincantieri SpA (A)	18,635	11,935
Garofalo Health Care SpA (A)	1,776	7,203
Geox SpA (A)	8,390	9,730
Gruppo MutuiOnline SpA	1,697	48,030
Hera SpA	37,774	106,777
Illimity Bank SpA (A)	5,067	33,823
IMMSI SpA	6,756	4,243
Interpump Group SpA	3,216	180,348
Iren SpA	30,720	58,921
Italgas SpA	22,890	139,614
Italmobiliare SpA	1,039	29,168
Iveco Group NV (A)	8,389	79,337
Leonardo SpA	19,212	225,311
Maire Tecnimont SpA	10,323	44,343
MFE-MediaForEurope NV, Class A	53,918	24,803
MFE-MediaForEurope NV, Class B	18,917	12,928
OVS SpA (D)	11,708	30,707
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Pharmanutra SpA	268	$16,137
Piaggio & C SpA	11,658	49,696
Piovan SpA (D)	884	9,955
Pirelli & C. SpA (D)	16,502	82,670
RAI Way SpA (D)	5,678	34,178
Reply SpA	1,004	126,076
Sabaf SpA	338	5,980
SAES Getters SpA	409	13,108
SAES Getters SpA, Savings Shares	538	14,232
Salvatore Ferragamo SpA	2,452	44,848
Sanlorenzo SpA/Ameglia	556	24,160
Saras SpA (A)	32,800	50,966
Sesa SpA	391	52,264
Sogefi SpA (A)	3,551	4,254
SOL SpA	2,259	60,367
Tamburi Investment Partners SpA	5,938	53,513
Technogym SpA (D)	6,815	60,628
Tinexta SpA	1,069	23,204
Unieuro SpA (D)	1,088	12,821
Unipol Gruppo SpA	19,628	100,763
Webuild SpA	14,544	33,048
Zignago Vetro SpA	1,669	32,481
		3,903,769
Japan - 24.2%
A&D HOLON Holdings Company, Ltd.	900	9,732
Access Company, Ltd. (A)	2,300	15,216
Achilles Corp.	1,000	10,230
Adastria Company, Ltd.	1,620	29,951
ADEKA Corp.	3,600	61,640
Ad-sol Nissin Corp.	800	10,357
Advan Group Company, Ltd.	1,000	7,299
Aeon Delight Company, Ltd.	1,400	32,160
Aeon Fantasy Company, Ltd.	400	8,469
Aeon Hokkaido Corp.	1,800	10,944
Aeria, Inc.	700	2,037
Ai Holdings Corp.	1,900	32,961
Aica Kogyo Company, Ltd.	1,800	41,363
Aichi Corp.	3,200	19,259
Aichi Financial Group, Inc.	2,898	47,250
Aichi Steel Corp.	700	12,393
Aichi Tokei Denki Company, Ltd.	900	10,167
Aida Engineering, Ltd.	4,500	27,837
Aiful Corp.	8,600	23,327
Ain Holdings, Inc.	1,100	46,119
Aiphone Company, Ltd.	600	9,246
Airport Facilities Company, Ltd.	1,200	4,973
Airtrip Corp.	900	17,843
Aisan Industry Company, Ltd.	2,500	17,023
Aizawa Securities Group Company, Ltd.	2,400	12,526
Akatsuki, Inc.	400	6,727
Akebono Brake Industry Company, Ltd. (A)	9,400	10,299
Albis Company, Ltd.	500	9,392
Alconix Corp.	1,600	16,480
Alpen Company, Ltd.	1,100	16,572
Alps Alpine Company, Ltd.	1,600	15,398
Altech Corp.	1,100	21,000
Amano Corp.	2,200	41,566
Amuse, Inc.	400	5,375
Amvis Holdings, Inc.	300	6,986
Anest Iwata Corp.	1,800	13,660
AnGes, Inc. (A)	6,300	5,678
Anicom Holdings, Inc.	3,700	14,290
Anritsu Corp.	6,700	61,934
AOKI Holdings, Inc.	3,100	19,981

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aoyama Trading Company, Ltd.	2,500	$17,764
Aoyama Zaisan Networks Company, Ltd.	1,100	8,820
Arakawa Chemical Industries, Ltd.	1,400	10,546
Arata Corp.	700	21,463
Arcland Service Holdings Company, Ltd.	1,000	16,948
ARCLANDS Corp.	1,000	11,273
Arcs Company, Ltd.	2,125	36,032
Arealink Company, Ltd.	500	8,879
Argo Graphics, Inc.	1,000	27,855
Arisawa Manufacturing Company, Ltd.	2,900	27,504
ARTERIA Networks Corp.	1,600	15,414
Aruhi Corp.	500	4,021
As One Corp.	1,000	42,561
Asahi Company, Ltd.	800	8,181
Asahi Diamond Industrial Company, Ltd.	3,900	27,634
Asahi Holdings, Inc.	3,600	55,013
Asahi Yukizai Corp.	1,200	28,767
Asanuma Corp.	1,400	32,911
Asia Pile Holdings Corp.	3,300	18,350
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	14,394
ASKUL Corp.	2,000	26,038
Atrae, Inc. (A)	600	4,197
Atsugi Company, Ltd. (A)	1,200	3,628
Aucnet, Inc.	1,100	13,310
Autobacs Seven Company, Ltd.	3,400	37,075
Avant Group Corp.	900	9,749
Avex, Inc.	2,800	31,681
Axial Retailing, Inc.	800	20,765
AZ-COM MARUWA Holdings, Inc.	3,100	46,691
Bando Chemical Industries, Ltd.	2,500	20,033
Bank of the Ryukyus, Ltd.	3,000	20,991
Belc Company, Ltd.	500	21,151
Bell System24 Holdings, Inc.	2,400	26,233
Belluna Company, Ltd.	3,300	17,503
Benesse Holdings, Inc.	2,200	32,238
Bengo4.com, Inc. (A)	300	5,504
Bic Camera, Inc.	3,800	31,936
BML, Inc.	1,000	23,345
Bourbon Corp.	500	8,056
Br. Holdings Corp.	2,300	6,164
BrainPad, Inc. (A)	900	4,878
Bunka Shutter Company, Ltd.	5,000	41,811
Business Brain Showa-Ota, Inc.	700	11,125
C Uyemura & Company, Ltd.	800	39,262
CAC Holdings Corp.	900	11,451
Canon Electronics, Inc.	1,700	23,751
Carenet, Inc.	1,200	9,851
Carlit Holdings Company, Ltd.	2,100	11,032
Cawachi, Ltd.	900	15,545
CellSource Company, Ltd. (A)	600	14,129
Celsys, Inc. (C)	3,200	16,488
Central Automotive Products, Ltd.	500	9,940
Central Glass Company, Ltd.	1,400	31,080
Central Security Patrols Company, Ltd.	700	14,348
Central Sports Company, Ltd.	600	11,150
Ceres, Inc.	600	5,716
Change, Inc.	1,700	30,301
Charm Care Corp. KK	1,000	8,386
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	15,380
Chino Corp.	400	6,502
Chiyoda Company, Ltd.	800	4,927
Chiyoda Corp. (A)	9,100	26,977
Chiyoda Integre Company, Ltd.	800	13,494
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chofu Seisakusho Company, Ltd.	1,700	$28,576
Chori Company, Ltd.	1,200	22,751
Chubu Shiryo Company, Ltd.	2,000	15,780
Chudenko Corp.	1,900	30,621
Chuetsu Pulp & Paper Company, Ltd.	500	3,873
Chugai Ro Company, Ltd.	500	6,996
Chugin Financial Group, Inc.	6,700	45,019
Chugoku Marine Paints, Ltd.	4,000	33,119
CI Takiron Corp.	3,000	11,174
Citizen Watch Company, Ltd.	11,100	65,309
CKD Corp.	2,400	39,189
Cleanup Corp.	2,100	10,962
CMIC Holdings Company, Ltd.	1,200	18,783
CMK Corp.	3,700	12,801
COLOPL, Inc.	3,200	14,474
Colowide Company, Ltd.	3,200	46,561
Comture Corp.	1,000	15,712
COOKPAD, Inc. (A)	2,700	4,267
Corona Corp.	300	2,060
Cosel Company, Ltd.	1,200	10,314
Cota Company, Ltd.	585	6,769
CRE, Inc.	800	7,774
Create Restaurants Holdings, Inc.	5,800	44,263
Create SD Holdings Company, Ltd.	1,700	43,209
Creek & River Company, Ltd.	800	13,959
Cresco, Ltd.	800	10,274
CTS Company, Ltd.	1,900	11,037
Curves Holdings Company, Ltd.	2,000	11,570
Cybozu, Inc.	2,000	44,618
Dai Nippon Toryo Company, Ltd.	1,200	7,686
Daicel Corp.	6,200	46,849
Dai-Dan Company, Ltd.	1,000	17,905
Daido Metal Company, Ltd.	1,900	7,338
Daido Steel Company, Ltd.	800	31,489
Daihen Corp.	1,100	36,973
Daiho Corp.	800	22,237
Daiichi Jitsugyo Company, Ltd.	400	16,820
Daiichi Kensetsu Corp.	1,300	13,692
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	13,833
Daiken Corp.	1,000	17,230
Daiken Medical Company, Ltd.	400	1,453
Daiki Aluminium Industry Company, Ltd.	3,000	32,482
Daikoku Denki Company, Ltd.	800	19,438
Daikokutenbussan Company, Ltd.	300	11,383
Daikyonishikawa Corp.	1,900	9,273
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	4,045
Daio Paper Corp.	4,200	32,847
Daiseki Company, Ltd.	2,160	68,657
Daishi Hokuetsu Financial Group, Inc.	1,100	24,041
Daishinku Corp.	1,600	8,830
Daito Pharmaceutical Company, Ltd.	700	13,031
Daitron Company, Ltd.	600	12,111
Daiwa Industries, Ltd.	2,000	20,943
Daiwabo Holdings Company, Ltd.	4,000	66,066
DCM Holdings Company, Ltd.	5,100	44,442
DeNA Company, Ltd.	2,700	36,898
Densan System Holdings Company, Ltd.	700	14,011
Denyo Company, Ltd.	900	11,584
Dexerials Corp.	2,500	51,112
DIC Corp.	2,700	48,639
Digital Arts, Inc.	700	27,160
Digital Garage, Inc.	500	16,517

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Digital Hearts Holdings Company, Ltd.	900	$9,931
Digital Holdings, Inc.	600	5,205
Dip Corp.	1,400	37,527
Direct Marketing MiX, Inc.	900	9,251
DKK Company, Ltd.	1,000	16,871
DKS Company, Ltd.	400	5,699
DMG Mori Company, Ltd.	4,700	79,458
Doshisha Company, Ltd.	1,700	24,888
Doutor Nichires Holdings Company, Ltd.	2,300	32,881
DTS Corp.	1,800	43,856
Duskin Company, Ltd.	1,600	38,513
DyDo Group Holdings, Inc.	700	25,738
Eagle Industry Company, Ltd.	2,200	19,796
Ebara Jitsugyo Company, Ltd.	800	17,373
Ebase Company, Ltd.	1,200	6,248
EDION Corp.	2,700	26,110
EF-ON, Inc.	1,500	7,049
eGuarantee, Inc.	2,000	32,914
E-Guardian, Inc.	900	15,662
Eiken Chemical Company, Ltd.	1,800	21,280
Eizo Corp.	800	24,764
Elan Corp.	2,800	22,244
Elecom Company, Ltd.	1,600	15,218
Elematec Corp.	1,400	19,631
EM Systems Company, Ltd.	1,400	8,948
Enigmo, Inc.	2,400	9,081
en-japan, Inc.	2,100	36,243
Enplas Corp.	600	22,204
eRex Company, Ltd.	1,900	26,370
ES-Con Japan, Ltd.	1,500	9,852
ESPEC Corp.	1,600	24,665
Exedy Corp.	1,900	25,998
EXEO Group, Inc.	3,600	65,163
Ezaki Glico Company, Ltd.	2,000	50,304
FCC Company, Ltd.	2,200	25,789
FDK Corp. (A)	1,100	7,274
Feed One Company, Ltd.	1,600	8,167
Ferrotec Holdings Corp.	2,000	50,595
FIDEA Holdings Company, Ltd.	2,140	21,547
Financial Partners Group Company, Ltd.	1,800	15,752
Fixstars Corp.	2,000	22,434
Foster Electric Company, Ltd.	2,100	18,273
France Bed Holdings Company, Ltd.	2,200	17,585
Fudo Tetra Corp.	1,080	13,316
Fuji Corp. (Aichi)	2,600	44,025
Fuji Corp., Ltd.	1,300	6,664
Fuji Kyuko Company, Ltd.	800	26,548
Fuji Media Holdings, Inc.	3,300	29,807
Fuji Oil Company, Ltd.	4,400	8,792
Fuji Oil Holdings, Inc.	2,500	36,329
Fuji Pharma Company, Ltd.	1,400	11,975
Fuji Seal International, Inc.	2,100	24,006
Fuji Soft, Inc.	500	29,025
Fujibo Holdings, Inc.	700	17,490
Fujicco Company, Ltd.	1,500	20,974
Fujikura Kasei Company, Ltd.	2,000	6,635
Fujikura, Ltd.	1,900	13,497
Fujimi, Inc.	800	44,292
Fujimori Kogyo Company, Ltd.	800	19,304
Fujisash Company, Ltd.	4,900	2,402
Fujiya Company, Ltd.	500	9,315
Fukuda Corp.	200	7,023
Fukuda Denshi Company, Ltd.	1,000	32,190
Fukui Computer Holdings, Inc.	300	6,219
Fukushima Galilei Company, Ltd.	500	18,076
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukuyama Transporting Company, Ltd.	1,000	$27,199
FULLCAST Holdings Company, Ltd.	1,000	18,308
Funai Soken Holdings, Inc.	1,800	36,955
Furukawa Company, Ltd.	1,900	18,351
Furukawa Electric Company, Ltd.	2,900	54,018
Furuno Electric Company, Ltd.	2,400	17,722
Furuya Metal Company, Ltd.	300	20,674
Furyu Corp.	1,300	11,766
Fuso Chemical Company, Ltd.	1,000	28,575
Fuso Pharmaceutical Industries, Ltd.	500	7,531
Futaba Corp.	1,600	6,292
Futaba Industrial Company, Ltd.	3,400	10,957
Future Corp.	2,400	33,175
Fuyo General Lease Company, Ltd.	600	40,824
G-7 Holdings, Inc.	2,000	21,875
Gakken Holdings Company, Ltd.	1,600	10,288
Gecoss Corp.	400	2,668
Genki Sushi Company, Ltd.	500	11,566
Genky DrugStores Company, Ltd.	600	17,716
Geo Holdings Corp.	2,700	32,690
GLOBERIDE, Inc.	1,200	22,513
Glory, Ltd.	2,100	45,969
GMO Financial Holdings, Inc.	1,600	6,983
GMO GlobalSign Holdings KK	500	15,456
Goldcrest Company, Ltd.	990	12,791
Golf Digest Online, Inc.	800	5,997
Gremz, Inc.	800	14,502
GS Yuasa Corp.	3,000	54,184
G-Tekt Corp.	1,200	12,996
Gun-Ei Chemical Industry Company, Ltd.	400	7,811
GungHo Online Entertainment, Inc.	2,000	36,639
Gunze, Ltd.	800	27,099
H.U. Group Holdings, Inc.	1,600	32,218
H2O Retailing Corp.	2,600	29,249
Hagihara Industries, Inc.	800	7,562
Hagiwara Electric Holdings Company, Ltd.	500	12,566
Hakudo Company, Ltd.	600	11,873
Hakuto Company, Ltd.	1,300	48,437
Halows Company, Ltd.	600	14,449
Hamakyorex Company, Ltd.	1,000	24,389
Hanwa Company, Ltd.	1,500	44,844
Happinet Corp.	1,000	14,063
Hazama Ando Corp.	8,390	54,268
Heiwa Corp.	1,500	29,760
Heiwa Real Estate Company, Ltd.	1,500	42,930
Heiwado Company, Ltd.	2,000	30,737
Hennge KK (A)	1,000	5,652
Hibiya Engineering, Ltd.	1,500	24,494
HI-LEX Corp.	600	5,500
Hioki EE Corp.	500	32,771
Hirano Tecseed Company, Ltd.	1,100	17,146
Hirogin Holdings, Inc.	10,600	50,122
Hiroshima Gas Company, Ltd.	4,900	13,093
Hisaka Works, Ltd.	2,000	13,505
Hitachi Zosen Corp.	5,500	36,085
Hochiki Corp.	600	7,022
Hodogaya Chemical Company, Ltd.	700	15,965
Hokkaido Electric Power Company, Inc. (A)	11,100	40,735
Hokkaido Gas Company, Ltd.	600	8,803
Hokkan Holdings, Ltd.	1,000	10,347
Hokko Chemical Industry Company, Ltd.	700	4,470
Hokkoku Financial Holdings, Inc.	900	28,125

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuetsu Corp.	6,100	$40,917
Hokuetsu Industries Company, Ltd.	2,000	21,168
Hokuhoku Financial Group, Inc.	5,900	41,285
Hokuriku Electric Power Company (A)	9,400	42,071
Hokuto Corp.	1,600	22,386
H-One Company, Ltd.	1,000	4,770
Honeys Holdings Company, Ltd.	1,350	16,940
Hoosiers Holdings Company, Ltd.	3,400	21,218
Horiba, Ltd.	1,400	84,024
Hosiden Corp.	3,000	36,541
Hosokawa Micron Corp.	1,000	21,928
HS Holdings Company, Ltd.	1,000	7,398
IBJ, Inc.	1,800	9,590
Ichikoh Industries, Ltd.	2,300	8,156
Ichinen Holdings Company, Ltd.	1,900	18,153
Ichiyoshi Securities Company, Ltd.	2,800	12,800
Icom, Inc.	500	9,538
IDEC Corp.	1,600	41,691
IDOM, Inc.	3,900	25,238
Ihara Science Corp. (A)	800	17,912
Iino Kaiun Kaisha, Ltd.	4,600	34,997
IJTT Company, Ltd.	1,200	4,823
I'll, Inc.	1,100	19,916
Imasen Electric Industrial	500	2,780
Imuraya Group Company, Ltd.	300	5,033
Inaba Denki Sangyo Company, Ltd.	2,100	45,905
Inaba Seisakusho Company, Ltd.	200	2,168
Inabata & Company, Ltd.	2,000	40,671
Inageya Company, Ltd.	2,100	20,353
Ines Corp.	900	9,339
i-Net Corp.	900	8,668
Infocom Corp.	1,000	17,720
Infomart Corp.	8,700	18,277
INFRONEER Holdings, Inc.	3,468	26,804
Insource Company, Ltd.	3,800	38,876
Intage Holdings, Inc.	1,700	19,949
Inter Action Corp.	800	9,241
Inui Global Logistics Company, Ltd.	1,600	21,718
I-PEX, Inc.	500	5,322
IR Japan Holdings, Ltd.	400	7,094
Iriso Electronics Company, Ltd.	1,000	37,249
Iseki & Company, Ltd.	1,200	10,811
Ishihara Sangyo Kaisha, Ltd.	2,100	17,752
ITFOR, Inc.	1,000	6,508
ITmedia, Inc.	900	9,534
Itochu Enex Company, Ltd.	3,800	32,401
Itochu-Shokuhin Company, Ltd.	300	11,549
Itoham Yonekyu Holdings, Inc.	7,500	39,597
Itoki Corp.	2,100	11,887
IwaiCosmo Holdings, Inc.	900	9,109
Iyogin Holdings, Inc.	7,000	39,785
Izumi Company, Ltd.	1,900	45,158
J Front Retailing Company, Ltd.	1,800	17,976
J Trust Company, Ltd.	6,286	18,808
JAC Recruitment Company, Ltd.	1,200	23,674
Jaccs Company, Ltd.	900	29,880
JAFCO Group Company, Ltd.	3,100	44,403
JANOME Corp.	1,200	5,696
Japan Aviation Electronics Industry, Ltd.	2,300	40,050
Japan Cash Machine Company, Ltd.	700	6,360
Japan Communications, Inc. (A)	15,200	28,373
Japan Electronic Materials Corp.	1,800	20,759
Japan Elevator Service Holdings Company, Ltd.	3,300	53,861
Japan Investment Adviser Company, Ltd.	1,000	8,016
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Lifeline Company, Ltd.	4,400	$30,526
Japan Material Company, Ltd.	2,900	51,873
Japan Medical Dynamic Marketing, Inc.	900	7,089
Japan Petroleum Exploration Company, Ltd.	1,200	40,444
Japan Property Management Center Company, Ltd.	800	6,381
Japan Pulp & Paper Company, Ltd.	600	23,335
Japan Securities Finance Company, Ltd.	3,300	25,383
Japan Transcity Corp.	3,100	14,305
Japan Wool Textile Company, Ltd.	4,000	29,830
Jastec Company, Ltd.	400	3,863
JBCC Holdings, Inc.	1,200	19,693
JCR Pharmaceuticals Company, Ltd.	2,000	21,434
JCU Corp.	1,300	33,998
Jeol, Ltd.	2,000	64,646
Jimoto Holdings, Inc.	980	2,883
JINS Holdings, Inc.	800	21,830
JINUSHI Company, Ltd.	1,100	15,917
JM Holdings Company, Ltd.	600	8,791
JMS Company, Ltd.	500	1,975
J-Oil Mills, Inc.	1,200	13,780
Joshin Denki Company, Ltd.	1,100	16,244
Joyful Honda Company, Ltd.	1,900	24,606
JSB Company, Ltd.	400	13,746
JSP Corp.	800	9,372
Juki Corp.	1,400	6,621
Juroku Financial Group, Inc.	1,700	36,274
Justsystems Corp.	1,500	40,106
JVCKenwood Corp.	9,070	26,158
K&O Energy Group, Inc.	800	12,753
Kaga Electronics Company, Ltd.	1,100	41,773
Kagome Company, Ltd.	500	11,661
Kaken Pharmaceutical Company, Ltd.	1,200	33,507
Kakiyasu Honten Company, Ltd.	500	8,384
Kamakura Shinsho, Ltd.	1,200	9,278
Kameda Seika Company, Ltd.	700	23,204
Kamei Corp.	2,000	22,266
Kanaden Corp.	1,100	9,652
Kanagawa Chuo Kotsu Company, Ltd.	700	17,227
Kanamic Network Company, Ltd.	600	2,217
Kanamoto Company, Ltd.	1,900	31,305
Kandenko Company, Ltd.	4,700	33,202
Kaneka Corp.	2,300	60,100
Kanematsu Corp.	3,500	43,466
Kanto Denka Kogyo Company, Ltd.	2,000	15,646
Kasai Kogyo Company, Ltd. (A)	1,000	1,560
Katakura Industries Company, Ltd.	1,700	23,845
Katitas Company, Ltd.	1,800	35,228
Kato Sangyo Company, Ltd.	1,100	29,203
Kato Works Company, Ltd.	400	3,136
Kawada Technologies, Inc.	200	5,689
KeePer Technical Laboratory Company, Ltd.	500	18,695
Keihanshin Building Company, Ltd.	2,000	18,093
Keiyo Company, Ltd.	3,400	21,633
Kenko Mayonnaise Company, Ltd.	900	8,203
KFC Holdings Japan, Ltd.	1,500	31,991
KH Neochem Company, Ltd.	1,500	27,279
Kimoto Company, Ltd.	3,000	4,511
King Jim Company, Ltd.	1,400	9,597
Kissei Pharmaceutical Company, Ltd.	1,700	33,944
Ki-Star Real Estate Company, Ltd.	600	18,818
Kitanotatsujin Corp.	3,300	8,377
Kitz Corp.	4,600	32,345

121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Koa Corp.	1,700	$23,745
Koatsu Gas Kogyo Company, Ltd.	3,000	15,978
Kobe Electric Railway Company, Ltd. (A)	300	7,163
Kobe Steel, Ltd.	13,000	103,634
Kohnan Shoji Company, Ltd.	1,200	29,427
Kojima Company, Ltd.	3,000	12,698
Kokuyo Company, Ltd.	4,000	56,791
Komatsu Matere Company, Ltd.	1,700	8,894
KOMEDA Holdings Company, Ltd.	2,000	35,517
Komeri Company, Ltd.	1,500	30,984
Komori Corp.	3,700	27,762
Kondotec, Inc.	1,300	9,836
Konica Minolta, Inc.	14,200	61,160
Konishi Company, Ltd.	2,200	31,918
Konoike Transport Company, Ltd.	2,600	29,321
Kotobuki Spirits Company, Ltd.	500	35,478
Krosaki Harima Corp.	400	20,083
KRS Corp.	1,100	8,214
K's Holdings Corp.	7,100	62,338
Kumagai Gumi Company, Ltd.	1,800	36,134
Kumiai Chemical Industry Company, Ltd.	3,400	21,883
Kurabo Industries, Ltd.	1,600	30,467
Kureha Corp.	500	32,035
Kurimoto, Ltd.	1,000	15,354
Kusuri no Aoki Holdings Company, Ltd.	700	35,503
KYB Corp.	1,000	30,412
Kyodo Printing Company, Ltd.	500	10,380
Kyoei Steel, Ltd.	1,800	21,908
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	28,112
Kyokuto Securities Company, Ltd.	2,300	10,319
Kyokuyo Company, Ltd.	700	18,093
KYORIN Holdings, Inc.	1,900	24,455
Kyoritsu Maintenance Company, Ltd.	600	24,263
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,427
Kyudenko Corp.	1,800	45,783
Kyushu Financial Group, Inc.	16,000	57,732
LAC Company, Ltd.	1,400	7,413
Lacto Japan Company, Ltd.	800	12,332
LEC, Inc.	1,600	9,737
Leopalace21 Corp. (A)	6,400	17,287
Life Corp.	800	15,617
LIFULL Company, Ltd.	3,800	6,183
Link And Motivation, Inc.	2,300	9,142
Lintec Corp.	1,900	31,130
Litalico, Inc.	1,300	25,433
Locondo, Inc. (A)	400	3,353
M&A Capital Partners Company, Ltd. (A)	600	16,836
Mabuchi Motor Company, Ltd.	2,200	64,194
Macnica Holdings, Inc.	1,750	49,848
Macromill, Inc.	2,300	16,353
Maeda Kosen Company, Ltd.	1,100	26,786
Maezawa Kasei Industries Company, Ltd.	1,100	12,617
Maezawa Kyuso Industries Company, Ltd.	1,800	13,036
Makino Milling Machine Company, Ltd.	1,200	44,100
Management Solutions Company, Ltd.	1,300	32,620
Mandom Corp.	1,600	17,874
Mani, Inc.	3,500	47,927
MarkLines Company, Ltd.	400	7,687
Mars Group Holdings Corp.	700	16,119
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Marubun Corp.	200	$2,068
Marudai Food Company, Ltd.	1,600	17,557
Maruha Nichiro Corp.	1,400	25,095
Maruichi Steel Tube, Ltd.	2,700	59,441
Marusan Securities Company, Ltd.	4,700	15,163
Maruwa Company, Ltd.	300	41,830
Maruzen Company, Ltd.	800	11,375
Maruzen Showa Unyu Company, Ltd.	800	19,478
Marvelous, Inc.	1,400	6,980
Matsuda Sangyo Company, Ltd.	1,400	24,059
Matsui Securities Company, Ltd.	4,900	28,967
Max Company, Ltd.	2,000	32,094
Maxell, Ltd.	2,200	25,604
Maxvalu Tokai Company, Ltd.	1,100	22,276
MCJ Company, Ltd.	3,200	22,528
MEC Company, Ltd.	1,500	29,204
Media Do Company, Ltd. (A)	600	6,430
Medical Data Vision Company, Ltd.	1,700	11,693
Medikit Company, Ltd.	500	9,205
MedPeer, Inc. (A)	600	5,036
Megachips Corp.	1,100	27,292
Megmilk Snow Brand Company, Ltd.	2,800	37,275
Meidensha Corp.	1,800	26,198
Meiko Electronics Company, Ltd.	1,200	26,710
Meisei Industrial Company, Ltd.	3,000	17,546
Meitec Corp.	3,100	55,504
Meito Sangyo Company, Ltd.	900	11,203
Melco Holdings, Inc.	500	12,356
Members Company, Ltd.	400	3,981
Menicon Company, Ltd.	2,500	53,275
METAWATER Company, Ltd.	1,600	20,909
Micronics Japan Company, Ltd.	2,100	21,270
Midac Holdings Company, Ltd.	500	8,172
Mie Kotsu Group Holdings, Inc.	3,700	15,621
Milbon Company, Ltd.	912	37,612
Mimasu Semiconductor Industry Company, Ltd.	1,400	31,279
Ministop Company, Ltd.	1,100	11,660
MIRAIT ONE Corp.	4,240	52,805
Mirarth Holdings, Inc.	6,300	17,944
Miroku Jyoho Service Company, Ltd.	700	8,713
Mitani Corp.	2,000	20,326
Mitani Sekisan Company, Ltd.	600	21,213
Mito Securities Company, Ltd.	6,300	13,804
Mitsuba Corp.	2,300	9,108
Mitsubishi Logisnext Company, Ltd.	1,000	7,129
Mitsubishi Logistics Corp.	1,600	37,627
Mitsubishi Materials Corp.	1,600	26,090
Mitsubishi Paper Mills, Ltd.	2,600	6,849
Mitsubishi Pencil Company, Ltd.	1,500	18,460
Mitsubishi Research Institute, Inc.	500	19,258
Mitsubishi Shokuhin Company, Ltd.	600	14,744
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	8,862
Mitsuboshi Belting, Ltd.	1,000	29,759
Mitsui DM Sugar Holdings Company, Ltd.	1,000	15,347
Mitsui E&S Holdings Company, Ltd. (A)	4,600	14,531
Mitsui Matsushima Holdings Company, Ltd.	1,000	24,865
Mitsui Mining & Smelting Company, Ltd.	2,200	53,524
Mitsui-Soko Holdings Company, Ltd.	900	26,735
Mitsuuroko Group Holdings Company, Ltd.	3,200	31,323

122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mixi, Inc.	1,800	$36,209
Mizuho Leasing Company, Ltd.	1,400	37,145
Mizuno Corp.	1,400	32,888
Mochida Pharmaceutical Company, Ltd.	900	22,744
Monex Group, Inc.	8,000	29,096
Morinaga & Company, Ltd.	900	25,491
Morinaga Milk Industry Company, Ltd.	1,500	53,953
Morita Holdings Corp.	2,200	22,135
Morozoff, Ltd.	500	13,130
MrMax Holdings, Ltd.	1,700	8,712
m-up Holdings, Inc.	2,000	17,314
Musashi Seimitsu Industry Company, Ltd.	2,600	36,830
Nachi-Fujikoshi Corp.	600	17,945
Nafco Company, Ltd.	1,100	14,636
Nagano Keiki Company, Ltd.	1,800	17,980
Nagase & Company, Ltd.	4,400	67,779
Nagatanien Holdings Company, Ltd.	1,000	15,778
Nagawa Company, Ltd.	300	15,497
Nakamuraya Company, Ltd.	300	7,000
Nakanishi, Inc.	2,600	51,650
Nakayama Steel Works, Ltd.	1,100	8,108
Namura Shipbuilding Company, Ltd. (A)	3,252	8,566
Nankai Electric Railway Company, Ltd.	1,000	22,074
Natori Company, Ltd.	700	10,222
NEC Capital Solutions, Ltd.	800	15,253
NEC Networks & System Integration Corp.	2,100	25,653
NET One Systems Company, Ltd.	2,000	47,993
Neturen Company, Ltd.	2,300	12,089
Nextage Company, Ltd.	1,900	39,713
NHK Spring Company, Ltd.	9,100	65,330
Nice Corp.	600	6,172
Nichias Corp.	2,800	56,432
Nichiban Company, Ltd.	700	10,162
Nichicon Corp.	3,400	35,562
Nichiden Corp.	600	8,639
Nichiha Corp.	1,200	24,545
Nichireki Company, Ltd.	2,000	22,497
Nichirin Company, Ltd.	1,040	18,561
Nihon Chouzai Company, Ltd.	800	6,992
Nihon Dempa Kogyo Company, Ltd.	2,500	24,439
Nihon Flush Company, Ltd.	1,000	7,381
Nihon House Holdings Company, Ltd.	1,000	2,985
Nihon Kagaku Sangyo Company, Ltd.	1,000	8,025
Nihon Kohden Corp.	800	21,707
Nihon Nohyaku Company, Ltd.	4,000	20,434
Nihon Parkerizing Company, Ltd.	3,900	29,315
Nihon Tokushu Toryo Company, Ltd.	1,000	7,121
Nikkiso Company, Ltd.	2,100	14,948
Nikkon Holdings Company, Ltd.	2,200	41,228
Nippn Corp.	2,700	33,804
Nippon Air Conditioning Services Company, Ltd.	1,600	8,707
Nippon Beet Sugar Manufacturing Company, Ltd.	900	11,338
Nippon Carbon Company, Ltd.	500	15,492
Nippon Chemical Industrial Company, Ltd.	700	10,488
Nippon Chemi-Con Corp. (A)	1,100	17,542
Nippon Coke & Engineering Company, Ltd. (A)	18,000	11,834
Nippon Concrete Industries Company, Ltd. (A)	2,600	5,013
Nippon Denko Company, Ltd.	6,530	17,663
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Densetsu Kogyo Company, Ltd.	2,100	$25,177
Nippon Electric Glass Company, Ltd.	3,900	75,203
Nippon Fine Chemical Company, Ltd.	800	15,833
Nippon Gas Company, Ltd.	4,300	62,403
Nippon Hume Corp.	2,000	11,335
Nippon Kayaku Company, Ltd.	5,300	48,020
Nippon Kodoshi Corp.	800	11,928
Nippon Koei Company, Ltd.	1,000	25,497
Nippon Light Metal Holdings Company, Ltd.	2,820	31,178
Nippon Paper Industries Company, Ltd. (A)	4,600	35,536
Nippon Parking Development Company, Ltd.	8,400	14,776
Nippon Pillar Packing Company, Ltd.	1,500	42,644
Nippon Rietec Company, Ltd.	300	2,123
Nippon Seiki Company, Ltd.	3,000	19,178
Nippon Sharyo, Ltd.	600	9,166
Nippon Sheet Glass Company, Ltd. (A)	4,100	19,693
Nippon Shokubai Company, Ltd.	800	31,950
Nippon Signal Company, Ltd.	3,000	24,101
Nippon Soda Company, Ltd.	1,200	41,870
Nippon Steel Trading Corp.	972	68,206
Nippon Thompson Company, Ltd.	4,700	20,716
Nippon Yakin Kogyo Company, Ltd.	1,000	32,237
Nipro Corp.	6,700	51,615
Nishikawa Rubber Company, Ltd.	800	6,874
Nishimatsu Construction Company, Ltd.	1,500	38,782
Nishimatsuya Chain Company, Ltd.	2,700	33,328
Nishi-Nippon Financial Holdings, Inc.	3,900	32,076
Nishi-Nippon Railroad Company, Ltd.	2,400	43,411
Nishio Rent All Company, Ltd.	800	18,792
Nissan Shatai Company, Ltd.	3,400	21,765
Nissei ASB Machine Company, Ltd.	500	14,837
Nissei Plastic Industrial Company, Ltd.	1,600	11,977
Nissha Company, Ltd.	2,300	32,449
Nisshinbo Holdings, Inc.	4,768	36,526
Nissin Corp.	1,400	22,408
Nisso Corp.	2,400	12,912
Nissui Corp.	13,000	53,297
Nitta Corp.	1,300	28,825
NITTAN Corp.	1,200	2,280
Nittetsu Mining Company, Ltd.	600	16,253
Nitto Boseki Company, Ltd.	1,400	21,393
Nitto Kogyo Corp.	1,600	31,945
Nitto Kohki Company, Ltd.	1,000	13,671
Nitto Seiko Company, Ltd.	1,700	7,280
Noevir Holdings Company, Ltd.	800	32,645
Nohmi Bosai, Ltd.	1,300	16,633
Nojima Corp.	3,200	33,837
NOK Corp.	4,700	52,070
Nomura Micro Science Company, Ltd.	600	18,950
Noritake Company, Ltd.	700	24,298
Noritsu Koki Company, Ltd.	1,000	16,948
Noritz Corp.	2,100	27,599
North Pacific Bank, Ltd.	12,900	27,112
NS Tool Company, Ltd.	800	6,302
NS United Kaiun Kaisha, Ltd.	800	24,941
NSD Company, Ltd.	2,200	39,684
NTN Corp.	18,400	46,953
Obara Group, Inc.	600	17,946
Ohsho Food Service Corp.	700	31,797
Oiles Corp.	1,380	17,518
Oisix ra daichi, Inc. (A)	1,200	20,940
Okabe Company, Ltd.	2,600	15,092

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okamoto Industries, Inc.	600	$18,022
Okamura Corp.	3,700	38,210
Okasan Securities Group, Inc.	7,000	24,937
Oki Electric Industry Company, Ltd.	4,700	25,537
Okinawa Cellular Telephone Company	800	18,282
Okinawa Financial Group, Inc.	1,140	17,947
OKUMA Corp.	1,100	49,264
Okumura Corp.	1,600	37,818
Okura Industrial Company, Ltd.	800	12,334
Okuwa Company, Ltd.	1,000	6,392
Onoken Company, Ltd.	1,500	16,839
Onward Holdings Company, Ltd.	7,100	20,590
Optex Group Company, Ltd.	1,900	29,898
Optim Corp. (A)	700	4,929
Optorun Company, Ltd.	1,100	18,490
Organo Corp.	1,100	30,070
Orient Corp.	3,180	26,494
Oriental Shiraishi Corp.	7,600	18,708
Origin Company, Ltd.	600	5,921
Oro Company, Ltd.	700	11,203
Osaka Organic Chemical Industry, Ltd.	800	13,093
Osaka Soda Company, Ltd.	800	26,366
Osaka Steel Company, Ltd.	700	6,997
Osaki Electric Company, Ltd.	3,000	12,071
OSG Corp.	3,900	58,816
Outsourcing, Inc.	5,800	57,209
Oyo Corp.	1,300	21,857
Pacific Industrial Company, Ltd.	3,000	26,229
Pacific Metals Company, Ltd. (A)	1,100	16,111
PAL GROUP Holdings Company, Ltd.	700	16,335
Paramount Bed Holdings Company, Ltd.	1,600	28,548
Paris Miki Holdings, Inc.	1,100	2,749
Pasona Group, Inc.	1,300	18,476
PC Depot Corp.	1,700	3,804
Penta-Ocean Construction Company, Ltd.	12,400	59,252
PIA Corp. (A)	500	12,136
Pickles Holdings Company, Ltd.	800	7,157
Pigeon Corp.	5,500	85,217
Pilot Corp.	1,200	39,044
Piolax, Inc.	2,100	30,646
Pole To Win Holdings, Inc.	2,000	13,513
Premium Group Company, Ltd.	2,400	30,815
Premium Water Holdings, Inc.	400	7,541
Press Kogyo Company, Ltd.	7,000	26,360
Pressance Corp.	700	9,451
Prestige International, Inc.	5,000	22,578
Prima Meat Packers, Ltd.	1,500	24,923
Procrea Holdings, Inc.	2,344	37,258
Pronexus, Inc.	600	4,396
Proto Corp.	1,800	16,076
PS Mitsubishi Construction Company, Ltd.	2,600	12,854
Punch Industry Company, Ltd.	1,300	4,404
QB Net Holdings Company, Ltd.	1,800	19,478
Qol Holdings Company, Ltd.	1,400	12,289
Quick Company, Ltd.	800	10,759
Raccoon Holdings, Inc.	800	4,993
Raito Kogyo Company, Ltd.	2,400	35,337
Raiznext Corp.	3,300	36,331
Rasa Industries, Ltd.	600	9,488
Raysum Company, Ltd.	300	3,088
Relia, Inc.	1,100	12,116
Rengo Company, Ltd.	8,600	55,857
RENOVA, Inc. (A)	1,400	21,111
Resorttrust, Inc.	3,700	58,961
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Restar Holdings Corp.	1,600	$26,193
Retail Partners Company, Ltd.	300	3,092
Rheon Automatic Machinery Company, Ltd.	1,500	14,824
Ricoh Leasing Company, Ltd.	800	23,022
Riken Corp.	600	11,757
Riken Keiki Company, Ltd.	800	34,479
Riken Technos Corp.	3,000	13,379
Riken Vitamin Company, Ltd.	1,400	20,319
Rion Company, Ltd.	500	7,300
Riso Kyoiku Company, Ltd.	9,300	23,121
Rock Field Company, Ltd.	1,000	11,819
Rokko Butter Company, Ltd.	600	6,110
Roland Corp.	700	21,137
Roland DG Corp.	900	22,561
Rorze Corp.	700	62,114
Round One Corp.	10,500	40,621
RS Technologies Company, Ltd.	800	19,716
Ryobi, Ltd.	1,400	16,334
Ryoden Corp.	1,500	21,198
Ryosan Company, Ltd.	1,500	37,234
S Foods, Inc.	900	19,378
S&B Foods, Inc.	600	15,956
Sac's Bar Holdings, Inc.	600	3,752
Saibu Gas Holdings Company, Ltd.	1,500	19,652
Saint-Care Holding Corp.	1,900	10,944
Sakai Chemical Industry Company, Ltd.	1,400	18,747
Sakai Moving Service Company, Ltd.	500	17,495
Sakata INX Corp.	3,100	24,298
Sala Corp.	3,000	17,060
SAMTY Company, Ltd.	1,600	26,609
San ju San Financial Group, Inc.	1,700	20,269
San-A Company, Ltd.	1,300	40,053
San-Ai Obbli Company, Ltd.	3,500	36,332
Sangetsu Corp.	2,100	35,423
Sanken Electric Company, Ltd.	900	72,233
Sanki Engineering Company, Ltd.	2,000	22,120
Sankyo Frontier Company, Ltd.	300	8,074
Sankyo Seiko Company, Ltd.	3,200	13,142
Sankyo Tateyama, Inc.	2,500	13,534
Sankyu, Inc.	700	25,978
Sanoh Industrial Company, Ltd.	1,900	9,482
Sanshin Electronics Company, Ltd.	700	12,756
Sanyo Chemical Industries, Ltd.	600	19,372
Sanyo Denki Company, Ltd.	400	18,642
Sanyo Electric Railway Company, Ltd.	1,600	27,524
Sanyo Shokai, Ltd.	700	8,249
Sanyo Special Steel Company, Ltd.	1,400	26,020
Sanyo Trading Company, Ltd.	1,200	10,997
Sapporo Holdings, Ltd.	1,500	38,551
Sato Holdings Corp.	1,700	28,164
Sawai Group Holdings Company, Ltd.	1,800	49,647
SB Technology Corp.	800	12,029
SBI Global Asset Management Company, Ltd.	1,300	4,727
SBS Holdings, Inc.	900	22,868
Scroll Corp.	2,300	14,045
Seika Corp.	500	7,767
Seikagaku Corp.	1,700	10,450
Seikitokyu Kogyo Company, Ltd.	1,600	9,804
Seiko Group Corp.	1,400	30,690
Seino Holdings Company, Ltd.	4,000	44,159
Seiren Company, Ltd.	1,900	33,549
Sekisui Jushi Corp.	1,600	25,168
Sekisui Kasei Company, Ltd.	2,500	7,874

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Senko Group Holdings Company, Ltd.	4,700	$33,567
Senshu Electric Company, Ltd.	600	14,855
Senshu Ikeda Holdings, Inc.	17,200	30,136
Senshukai Company, Ltd. (A)	3,300	10,087
Seria Company, Ltd.	2,100	41,644
Shibaura Electronics Company, Ltd.	500	22,337
Shibaura Machine Company, Ltd.	1,600	38,220
Shibaura Mechatronics Corp.	300	36,754
Shibuya Corp.	800	15,126
Shidax Corp.	2,000	10,570
Shikibo, Ltd.	1,100	8,343
Shikoku Electric Power Company, Inc. (A)	5,200	29,561
Shikoku Kasei Holdings Corp.	3,000	31,863
Shima Seiki Manufacturing, Ltd.	1,200	17,130
Shin Nippon Biomedical Laboratories, Ltd.	1,000	20,804
Shinagawa Refractories Company, Ltd.	600	20,727
Shindengen Electric Manufacturing Company, Ltd.	500	12,686
Shin-Etsu Polymer Company, Ltd.	3,000	33,927
Shinko Shoji Company, Ltd.	1,900	17,597
Shinmaywa Industries, Ltd.	2,400	21,418
Shinnihon Corp.	2,500	17,688
Shinwa Company, Ltd.	700	11,187
Ship Healthcare Holdings, Inc.	2,600	47,899
Shizuoka Gas Company, Ltd.	4,500	39,096
Shoei Company, Ltd.	1,600	33,618
Shoei Foods Corp.	700	21,336
Shofu, Inc.	600	9,201
Showa Sangyo Company, Ltd.	1,000	19,146
SIGMAXYZ Holdings, Inc.	1,800	15,505
Siix Corp.	1,600	17,115
Sinanen Holdings Company, Ltd.	800	19,369
Sinfonia Technology Company, Ltd.	1,600	19,122
Sinko Industries, Ltd.	1,500	18,756
Sintokogio, Ltd.	3,400	21,415
SKY Perfect JSAT Holdings, Inc.	7,800	30,465
Smaregi, Inc. (A)	400	8,550
SMK Corp.	300	5,584
SMS Company, Ltd.	400	9,728
Snow Peak, Inc. (C)	1,200	18,558
Sodick Company, Ltd.	2,400	13,811
Softcreate Holdings Corp.	1,400	19,177
Software Service, Inc.	200	13,459
Soken Chemical & Engineering Company, Ltd.	800	10,388
Solasto Corp.	3,200	15,381
Sotetsu Holdings, Inc.	3,500	59,965
Sparx Group Company, Ltd.	1,480	16,244
S-Pool, Inc.	5,000	22,578
SRA Holdings	600	13,223
SRE Holdings Corp. (A)	400	10,264
ST Corp.	700	8,260
St. Marc Holdings Company, Ltd.	800	10,467
Star Mica Holdings Company, Ltd.	2,200	11,592
Star Micronics Company, Ltd.	2,300	31,385
Starts Corp., Inc.	1,900	36,578
Starzen Company, Ltd.	600	9,855
Stella Chemifa Corp.	800	15,992
Strike Company, Ltd.	700	20,236
Studio Alice Company, Ltd.	900	14,557
Sugimoto & Company, Ltd.	700	10,961
Sumida Corp.	1,600	20,180
Suminoe Textile Company, Ltd.	500	7,908
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Bakelite Company, Ltd.	1,700	$66,552
Sumitomo Densetsu Company, Ltd.	1,300	25,115
Sumitomo Mitsui Construction Company, Ltd.	6,000	17,404
Sumitomo Osaka Cement Company, Ltd.	1,500	42,267
Sumitomo Riko Company, Ltd.	2,400	12,514
Sumitomo Seika Chemicals Company, Ltd.	500	16,348
Sun Frontier Fudousan Company, Ltd.	2,200	21,302
Suruga Bank, Ltd.	11,700	41,007
SWCC Showa Holdings Company, Ltd.	2,400	34,480
SymBio Pharmaceuticals, Ltd. (A)	2,100	6,866
Systena Corp.	12,200	26,827
Syuppin Company, Ltd.	1,200	7,775
T Hasegawa Company, Ltd.	1,600	36,020
T RAD Company, Ltd.	500	8,860
T&K Toka Company, Ltd.	1,600	13,009
Tachibana Eletech Company, Ltd.	1,360	20,458
Tachi-S Company, Ltd.	2,400	21,787
Tadano, Ltd.	5,000	39,522
Taihei Dengyo Kaisha, Ltd.	1,000	30,664
Taiheiyo Cement Corp.	3,800	71,415
Taiho Kogyo Company, Ltd.	1,200	5,767
Taikisha, Ltd.	900	25,058
Taisei Lamick Company, Ltd.	500	10,845
Taiyo Holdings Company, Ltd.	2,000	37,900
Takamatsu Construction Group Company, Ltd.	1,000	15,320
Takaoka Toko Company, Ltd.	700	12,458
Takara Bio, Inc.	2,100	27,550
Takara Holdings, Inc.	5,700	44,065
Takara Standard Company, Ltd.	2,200	24,423
Takasago International Corp.	1,200	23,752
Takasago Thermal Engineering Company, Ltd.	1,700	27,108
Takashimaya Company, Ltd.	1,100	16,041
Takeuchi Manufacturing Company, Ltd.	1,600	35,518
Takuma Company, Ltd.	3,000	30,133
Tama Home Company, Ltd.	1,000	27,649
Tamron Company, Ltd.	1,500	35,749
Tamura Corp.	6,000	37,502
Tanseisha Company, Ltd.	1,100	6,408
Tatsuta Electric Wire and Cable Company, Ltd.	4,200	22,543
Tayca Corp.	1,500	13,319
TBS Holdings, Inc.	1,000	14,399
TDC Soft, Inc.	1,200	13,493
TechMatrix Corp.	2,000	22,521
Techno Horizon Company, Ltd. (A)	1,400	4,598
Teijin, Ltd.	4,200	44,319
Teikoku Sen-I Company, Ltd.	1,200	15,000
Tekken Corp.	800	10,927
Tenma Corp.	1,000	17,763
Tess Holdings Company, Ltd.	1,200	9,863
T-Gaia Corp.	900	11,346
The 77 Bank, Ltd.	2,800	45,751
The Akita Bank, Ltd.	1,100	14,676
The Awa Bank, Ltd.	2,200	32,438
The Bank of Iwate, Ltd.	1,100	17,652
The Bank of Nagoya, Ltd.	1,100	26,242
The Bank of Saga, Ltd.	1,000	12,244
The Chiba Kogyo Bank, Ltd.	3,200	12,999
The Chugoku Electric Power Company, Inc. (A)	7,900	40,127
The Ehime Bank, Ltd.	2,100	13,377

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The First Bank of Toyama, Ltd.	2,800	$12,480
The Fukui Bank, Ltd.	1,800	20,253
The Fukushima Bank, Ltd.	2,100	3,620
The Furukawa Battery Company, Ltd.	1,300	10,521
The Gunma Bank, Ltd.	14,200	47,486
The Hachijuni Bank, Ltd.	14,100	61,255
The Hyakugo Bank, Ltd.	12,500	35,050
The Hyakujushi Bank, Ltd.	1,700	23,604
The Keiyo Bank, Ltd.	4,400	18,842
The Kita-Nippon Bank, Ltd.	700	10,483
The Kiyo Bank, Ltd.	3,800	42,684
The Miyazaki Bank, Ltd.	1,000	17,680
The Monogatari Corp.	1,200	24,434
The Musashino Bank, Ltd.	1,700	28,563
The Nagano Bank, Ltd.	800	8,760
The Nanto Bank, Ltd.	2,000	35,142
The Nippon Road Company, Ltd.	200	11,034
The Nisshin Oillio Group, Ltd.	1,200	29,417
The Ogaki Kyoritsu Bank, Ltd.	1,600	21,589
The Oita Bank, Ltd.	900	13,918
The Okinawa Electric Power Company, Inc. (A)	1,990	16,182
The Pack Corp.	800	17,889
The San-In Godo Bank, Ltd.	4,300	24,007
The Shibusawa Warehouse Company, Ltd.	1,000	16,784
The Shiga Bank, Ltd.	2,200	44,563
The Shikoku Bank, Ltd.	2,800	18,429
The Shimizu Bank, Ltd.	500	5,486
The Sumitomo Warehouse Company, Ltd.	1,824	30,011
The Tochigi Bank, Ltd.	8,000	16,585
The Toho Bank, Ltd.	12,000	19,653
The Tohoku Bank, Ltd.	400	2,970
The Tottori Bank, Ltd.	400	3,459
The Towa Bank, Ltd.	2,900	11,924
The Yamagata Bank, Ltd.	2,000	15,322
The Yamanashi Chuo Bank, Ltd.	2,000	17,289
Tigers Polymer Corp.	1,000	3,365
TKC Corp.	1,300	36,105
Toa Corp. (Hyogo)	1,400	8,728
Toa Corp. (Tokyo)	1,200	24,049
Toagosei Company, Ltd.	4,300	40,101
Tobishima Corp.	720	5,733
TOC Company, Ltd.	3,400	16,355
Tocalo Company, Ltd.	3,200	31,453
Toda Corp.	8,400	43,887
Toda Kogyo Corp. (A)	300	5,776
Toei Company, Ltd.	100	12,970
Toenec Corp.	600	15,456
Toho Company, Ltd.	600	9,995
Toho Gas Company, Ltd.	2,200	40,961
Toho Holdings Company, Ltd.	2,400	42,589
Toho Titanium Company, Ltd.	1,300	21,716
Toho Zinc Company, Ltd.	800	12,340
Tokai Carbon Company, Ltd.	10,000	95,522
Tokai Corp.	1,200	17,949
TOKAI Holdings Corp.	4,000	26,357
Tokai Rika Company, Ltd.	2,600	32,020
Tokai Tokyo Financial Holdings, Inc.	11,500	31,804
Token Corp.	410	24,635
Tokushu Tokai Paper Company, Ltd.	600	13,317
Tokuyama Corp.	3,200	50,974
Tokyo Base Company, Ltd.	900	3,326
Tokyo Electron Device, Ltd.	400	26,621
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Energy & Systems, Inc.	2,000	$13,485
Tokyo Keiki, Inc.	1,000	9,192
Tokyo Kiraboshi Financial Group, Inc.	1,936	38,481
Tokyo Ohka Kogyo Company, Ltd.	200	11,669
Tokyo Rakutenchi Company, Ltd.	200	6,309
Tokyo Rope Manufacturing Company, Ltd.	200	1,768
Tokyo Seimitsu Company, Ltd.	1,800	69,878
Tokyo Steel Manufacturing Company, Ltd.	2,700	27,885
Tokyo Tekko Company, Ltd.	800	10,562
Tokyo Theatres Company, Inc.	900	7,700
Tokyotokeiba Company, Ltd.	600	18,368
Tokyu Construction Company, Ltd.	3,900	19,895
Tomato Bank, Ltd.	1,100	8,438
Tomen Devices Corp.	200	9,923
Tomoe Corp.	2,200	7,187
Tomoku Company, Ltd.	500	6,037
TOMONY Holdings, Inc.	10,600	28,306
Tomy Company, Ltd.	4,500	50,380
Tonami Holdings Company, Ltd.	500	15,553
Topcon Corp.	4,700	63,598
Topre Corp.	2,300	21,386
Topy Industries, Ltd.	1,300	19,443
Torex Semiconductor, Ltd.	700	12,721
Toridoll Holdings Corp.	2,000	41,132
Torii Pharmaceutical Company, Ltd.	1,100	26,441
Torishima Pump Manufacturing Company, Ltd.	900	10,684
Tosei Corp.	2,500	27,837
Toshiba TEC Corp.	1,100	32,574
Tosho Company, Ltd.	1,300	11,344
Totetsu Kogyo Company, Ltd.	1,000	20,458
Towa Corp.	1,300	20,720
Towa Pharmaceutical Company, Ltd.	1,500	21,480
Toyo Construction Company, Ltd.	3,100	21,438
Toyo Corp.	1,100	11,334
Toyo Denki Seizo KK	600	4,174
Toyo Engineering Corp. (A)	2,200	9,422
Toyo Gosei Company, Ltd.	300	20,567
Toyo Ink SC Holdings Company, Ltd.	2,200	34,195
Toyo Kanetsu KK	400	7,935
Toyo Securities Company, Ltd.	6,000	14,333
Toyo Tanso Company, Ltd.	1,000	31,123
Toyo Tire Corp.	5,100	59,695
Toyo Wharf & Warehouse Company, Ltd.	600	6,095
Toyobo Company, Ltd.	4,093	32,184
TPR Company, Ltd.	1,400	14,175
Trancom Company, Ltd.	400	22,390
Transaction Company, Ltd.	1,700	21,269
Transcosmos, Inc.	1,400	33,230
Tri Chemical Laboratories, Inc.	1,200	22,149
Trusco Nakayama Corp.	2,200	37,372
TS Tech Company, Ltd.	4,400	55,875
TSI Holdings Company, Ltd.	5,270	25,293
Tsubaki Nakashima Company, Ltd.	2,300	16,675
Tsubakimoto Chain Company	1,600	38,959
Tsugami Corp.	1,600	17,424
Tsukishima Kikai Company, Ltd.	2,000	16,468
Tsukuba Bank, Ltd.	5,700	9,176
Tsumura & Company	2,600	51,702
Tsurumi Manufacturing Company, Ltd.	1,000	15,687
TV Asahi Holdings Corp.	2,000	22,794
UACJ Corp.	1,903	38,049

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
UBE Corp.	4,400	$68,347
Ubicom Holdings, Inc.	500	7,853
Uchida Yoko Company, Ltd.	400	14,874
Ulvac, Inc.	900	39,317
Union Tool Company	700	17,456
Unipres Corp.	2,600	18,102
United Arrows, Ltd.	1,600	23,239
United Super Markets Holdings, Inc.	2,400	20,175
UNITED, Inc.	1,300	12,581
Unitika, Ltd. (A)	5,900	9,874
Universal Entertainment Corp. (A)	1,200	22,344
Usen-Next Holdings Company, Ltd.	1,300	25,229
Ushio, Inc.	4,400	55,528
UT Group Company, Ltd. (A)	1,500	28,040
UUUM Company, Ltd. (A)	800	4,586
V Technology Company, Ltd.	400	8,501
Valor Holdings Company, Ltd.	1,700	24,747
Valqua, Ltd.	1,000	26,053
Value HR Company, Ltd.	1,200	14,344
ValueCommerce Company, Ltd.	900	11,609
Vector, Inc.	3,100	35,754
Vertex Corp.	1,100	10,735
Vital KSK Holdings, Inc.	3,500	23,634
VT Holdings Company, Ltd.	6,600	25,292
Wacoal Holdings Corp.	1,900	35,711
Wacom Company, Ltd.	8,000	41,906
Wakachiku Construction Company, Ltd.	900	26,006
Wakita & Company, Ltd.	2,300	21,158
Warabeya Nichiyo Holdings Company, Ltd.	900	12,306
Watahan & Company, Ltd.	600	6,441
WDB Holdings Company, Ltd.	700	10,509
Weathernews, Inc.	300	15,040
Wellneo Sugar Company, Ltd.	1,100	13,809
West Holdings Corp.	716	17,597
Will Group, Inc.	1,200	9,825
WingArc1st, Inc.	2,100	31,092
WIN-Partners Company, Ltd.	1,000	7,668
World Company, Ltd.	700	7,845
World Holdings Company, Ltd.	600	11,648
Wowow, Inc.	600	5,677
Xebio Holdings Company, Ltd.	2,800	22,200
Yahagi Construction Company, Ltd.	2,000	12,480
Yaizu Suisankagaku Industry Company, Ltd.	1,100	7,084
YAKUODO Holdings Company, Ltd.	700	13,201
YAMABIKO Corp.	2,400	23,911
YAMADA Consulting Group Company, Ltd.	1,100	12,730
Yamae Group Holdings Company, Ltd.	1,000	13,690
Yamaguchi Financial Group, Inc.	9,600	58,820
Yamaichi Electronics Company, Ltd.	1,700	25,381
YA-MAN, Ltd.	1,700	15,288
Yamazen Corp.	3,900	30,010
Yaoko Company, Ltd.	300	15,622
Yasuda Logistics Corp.	1,400	10,956
Yellow Hat, Ltd.	2,000	27,537
Yodogawa Steel Works, Ltd.	1,200	24,678
Yokogawa Bridge Holdings Corp.	2,100	34,357
Yokorei Company, Ltd.	2,900	21,004
Yokowo Company, Ltd.	1,200	18,978
Yomeishu Seizo Company, Ltd.	500	7,042
Yondenko Corp.	1,200	17,113
Yondoshi Holdings, Inc.	1,300	17,537
Yonex Company, Ltd.	2,100	22,840
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yorozu Corp.	1,800	$11,536
Yoshinoya Holdings Company, Ltd.	2,000	36,711
Yuasa Trading Company, Ltd.	1,100	31,502
Yukiguni Maitake Company, Ltd.	1,000	7,560
Yurtec Corp.	2,000	12,544
Yushiro Chemical Industry Company, Ltd.	1,100	7,101
Zenrin Company, Ltd.	1,950	12,293
ZERIA Pharmaceutical Company, Ltd.	1,200	20,368
ZIGExN Company, Ltd.	7,000	25,585
		24,686,751
Jersey, Channel Islands - 0.1%
Breedon Group PLC	43,130	40,815
Centamin PLC	57,981	74,696
		115,511
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	46,544
VP Bank AG, Class A	188	20,088
		66,632
Luxembourg - 0.5%
ADLER Group SA (A)(C)(D)	776	761
APERAM SA	2,512	93,708
B&S Group Sarl (D)	983	4,362
Befesa SA (D)	1,789	81,294
d'Amico International Shipping SA (A)	100,767	51,034
Global Fashion Group SA (A)	1,789	1,874
Grand City Properties SA	3,748	26,657
IVS Group SA	2,104	8,214
L'Occitane International SA	10,750	26,914
RTL Group SA	241	11,873
SES SA	17,911	117,586
Shurgard Self Storage, Ltd.	1,086	51,940
Sword Group	278	13,211
		489,428
Macau - 0.0%
MECOM Power and Construction, Ltd.	58,500	12,204
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	13,172
Malta - 0.0%
Catena Media PLC (A)	3,412	10,402
Mauritius - 0.0%
Capital, Ltd.	9,014	10,987
Netherlands - 2.0%
Aalberts NV	4,447	210,061
Acomo NV	876	21,090
Alfen N.V. (A)(D)	1,069	85,211
AMG Advanced Metallurgical Group NV	1,350	57,567
Arcadis NV	3,031	124,102
ASR Nederland NV	2,019	80,336
Basic-Fit NV (A)(C)(D)	2,099	82,764
BE Semiconductor Industries NV	2,921	255,313
Beter Bed Holding NV	1,056	3,489
Brack Capital Properties NV (A)	230	27,460
Brunel International NV	1,126	15,657
Corbion NV	2,473	81,419
CTP NV (D)	3,799	49,023
Flow Traders, Ltd.	1,631	47,335
ForFarmers NV	2,398	8,467
Fugro NV (A)	3,784	48,081
Heijmans NV	2,278	31,256
Innoconcepts NV (A)(B)	10,527	0
Kendrion NV	1,111	18,664
Koninklijke BAM Groep NV (A)	15,496	36,933

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Vopak NV	2,374	$83,817
Meltwater NV (A)	7,973	13,450
Nedap NV	225	14,175
OCI NV	1,414	47,935
Ordina NV	5,537	35,899
Pharming Group NV (A)	30,666	40,904
PostNL NV	15,122	27,468
PPHE Hotel Group, Ltd.	592	8,413
SBM Offshore NV	5,505	81,735
Shop Apotheke Europe NV (A)(D)	194	17,555
SIF Holding NV	504	6,551
Signify NV (D)	5,215	173,895
Sligro Food Group NV	1,151	19,693
TKH Group NV	1,628	84,850
TomTom NV (A)	3,258	26,727
Van Lanschot Kempen NV	1,515	46,267
		2,013,562
New Zealand - 0.5%
Air New Zealand, Ltd. (A)	37,974	18,210
Arvida Group, Ltd.	12,868	7,499
Channel Infrastructure NZ, Ltd.	11,354	10,731
Chorus, Ltd.	15,977	84,140
Delegat Group, Ltd.	1,200	6,230
Freightways Group, Ltd.	5,543	32,811
Gentrack Group, Ltd. (A)	3,060	5,389
Hallenstein Glasson Holdings, Ltd.	3,354	12,163
Heartland Group Holdings, Ltd.	22,242	21,717
Investore Property, Ltd.	13,816	12,176
KMD Brands, Ltd.	25,838	17,784
Manawa Energy, Ltd.	1,665	5,177
NZME, Ltd.	13,259	9,065
NZX, Ltd.	16,781	12,723
Oceania Healthcare, Ltd.	41,229	18,878
Pacific Edge, Ltd. (A)	27,936	7,493
PGG Wrightson, Ltd.	819	2,205
Pushpay Holdings, Ltd. (A)	29,513	25,794
Restaurant Brands New Zealand, Ltd.	886	3,729
Sanford, Ltd.	2,767	7,099
Scales Corp., Ltd.	5,176	10,491
Serko, Ltd. (A)	2,827	4,233
Skellerup Holdings, Ltd.	7,637	25,023
SKY Network Television, Ltd.	6,265	9,887
SKYCITY Entertainment Group, Ltd.	20,410	30,565
Summerset Group Holdings, Ltd.	3,644	20,086
Synlait Milk, Ltd. (A)	5,495	7,327
The Warehouse Group, Ltd.	9,894	11,459
Tourism Holdings, Ltd. (A)	6,508	16,302
TOWER, Ltd.	11,445	4,404
Vista Group International, Ltd. (A)	7,682	6,694
		467,484
Norway - 0.9%
ABG Sundal Collier Holding ASA	24,237	14,133
AF Gruppen ASA	717	10,198
Akastor ASA	6,104	6,644
Aker Carbon Capture ASA (A)	4,495	6,336
AMSC ASA (A)	1,661	6,600
ArcticZymes Technologies ASA (A)(C)	962	3,810
Atea ASA (A)	3,574	43,802
Axactor ASA (A)	14,729	9,009
B2Holding ASA	23,929	16,633
Belships ASA	10,010	19,444
Bonheur ASA	1,411	31,370
Borregaard ASA	3,051	51,027
Bouvet ASA	3,002	18,487
BW Offshore, Ltd.	4,568	13,020
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Cloudberry Clean Energy ASA (A)	5,431	$5,932
Crayon Group Holding ASA (A)(D)	1,983	16,374
DNO ASA	18,710	18,349
Europris ASA (D)	8,327	57,825
FLEX LNG, Ltd.	1,570	51,846
Grieg Seafood ASA	2,264	17,696
Hexagon Composites ASA (A)	6,450	20,449
IDEX Biometrics ASA (A)	19,564	1,856
Kahoot! ASA (A)	8,215	18,981
Kid ASA (D)	1,128	9,153
Kitron ASA	9,158	32,293
LINK Mobility Group Holding ASA (A)	7,126	5,800
Medistim ASA	352	10,106
MPC Container Ships ASA	15,398	24,640
Multiconsult ASA (D)	554	7,784
Norske Skog ASA (A)(D)	1,815	10,052
Norwegian Air Shuttle ASA (A)	11,101	11,351
Norwegian Energy Company ASA (A)	912	30,582
Odfjell Drilling, Ltd. (A)	4,970	12,697
Otello Corp. ASA	33	24
Panoro Energy ASA	3,699	9,375
Pareto Bank ASA	1,457	7,422
PGS ASA (A)	22,374	20,776
PhotoCure ASA (A)	2,625	15,137
PoLight ASA (A)(C)(D)	2,610	4,282
Protector Forsikring ASA	3,316	44,020
Scatec ASA (D)	4,993	33,322
Self Storage Group ASA (A)	2,940	7,193
Selvaag Bolig ASA	1,842	6,508
Sparebank 1 Oestlandet	758	8,236
SpareBank 1 Sorost-Norge	4,392	20,998
Sparebanken More	1,230	9,136
Treasure ASA	3,110	5,472
Ultimovacs ASA (A)(C)	584	6,357
Veidekke ASA	5,117	54,310
Volue ASA (A)	3,279	6,606
Wilh Wilhelmsen Holding ASA, Class A	862	21,540
XXL ASA (D)	4,462	1,075
		896,068
Peru - 0.0%
Hochschild Mining PLC	16,530	17,249
Portugal - 0.4%
Altri SGPS SA	6,511	33,529
Banco Comercial Portugues SA	308,962	68,470
Corticeira Amorim SGPS SA	2,100	22,803
CTT-Correios de Portugal SA	8,914	35,000
Greenvolt-Energias Renovaveis SA (A)	1,688	12,154
Mota-Engil SGPS SA	5,636	9,714
NOS SGPS SA	10,693	48,874
REN - Redes Energeticas Nacionais SGPS SA	21,605	63,279
Sonae SGPS SA	34,734	37,903
The Navigator Company SA	12,847	45,928
		377,654
Singapore - 1.1%
Accordia Golf Trust (A)(B)	40,300	0
AEM Holdings, Ltd.	9,100	21,867
Banyan Tree Holdings, Ltd. (A)	19,800	5,458
Best World International, Ltd. (A)	3,974	7,361
Boustead Singapore, Ltd.	10,000	6,197
Bukit Sembawang Estates, Ltd.	11,000	33,906
BW Energy, Ltd. (A)	1,107	2,874
BW LPG, Ltd. (D)	4,059	30,433
Capitaland India Trust	45,100	37,012

128

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
China Aviation Oil Singapore Corp., Ltd.	14,400	$10,623
ComfortDelGro Corp., Ltd.	90,100	80,036
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	7,274
CSE Global, Ltd.	34,000	8,832
Delfi, Ltd.	21,900	18,615
Ezion Holdings, Ltd. (A)(B)	131,300	4,242
Far East Orchard, Ltd.	5,140	3,986
First Resources, Ltd.	19,300	22,904
Fraser and Neave, Ltd.	8,600	6,982
Gallant Venture, Ltd. (A)	71,000	6,939
Golden Agri-Resources, Ltd.	183,600	39,442
Golden Energy & Resources, Ltd. (A)	45,100	33,649
GuocoLand, Ltd.	10,400	12,353
Haw Par Corp., Ltd.	4,700	34,469
Ho Bee Land, Ltd.	11,400	19,279
Hong Fok Corp., Ltd.	20,100	15,453
Hong Leong Finance, Ltd.	12,900	24,171
Hyflux, Ltd. (A)	24,000	0
iFAST Corp., Ltd.	7,000	25,909
IGG, Inc. (A)	38,000	14,905
Indofood Agri Resources, Ltd.	25,000	5,849
Japfa, Ltd.	22,700	3,931
Keppel Infrastructure Trust	157,190	62,127
Metro Holdings, Ltd.	31,600	14,627
Midas Holdings, Ltd. (A)(B)	86,000	10,546
Nanofilm Technologies International, Ltd.	6,500	7,922
NetLink NBN Trust	91,100	58,948
Oceanus Group, Ltd. (A)	1,035,500	9,335
OM Holdings, Ltd.	10,791	5,211
OUE, Ltd.	11,100	9,927
Oxley Holdings, Ltd.	27,222	2,875
Raffles Medical Group, Ltd.	35,758	40,093
SATS, Ltd. (A)	33,207	69,884
SBS Transit, Ltd.	5,000	10,266
Sheng Siong Group, Ltd.	29,900	38,003
SIA Engineering Company, Ltd. (A)	12,800	21,695
SIIC Environment Holdings, Ltd.	35,800	5,187
Sinarmas Land, Ltd.	94,200	12,901
Singapore Land Group, Ltd.	7,100	11,629
Singapore Post, Ltd.	66,100	24,824
Stamford Land Corp., Ltd.	69,044	20,717
StarHub, Ltd.	25,600	20,041
Straits Trading Company, Ltd.	1,416	2,366
Swiber Holdings, Ltd. (A)(B)	15,000	737
The Hour Glass, Ltd.	10,100	16,564
Thomson Medical Group, Ltd.	212,000	10,720
UMS Holdings, Ltd.	36,400	30,520
UOB-Kay Hian Holdings, Ltd.	15,918	17,018
Wing Tai Holdings, Ltd.	21,205	23,764
Yeo Hiap Seng, Ltd.	1,129	572
		1,103,970
South Africa - 0.1%
Mediclinic International PLC	22,882	140,348
Spain - 2.4%
Acerinox SA	9,313	95,842
Aedas Homes SA (D)	426	5,999
Alantra Partners SA	1,181	13,961
Almirall SA	4,221	39,331
Amper SA (A)	82,546	13,714
Applus Services SA	6,225	48,571
Atresmedia Corp. de Medios de Comunicacion SA	6,046	22,808
Banco de Sabadell SA (C)	287,776	309,488
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Bankinter SA (C)	32,551	$184,904
Caja de Ahorros del Mediterraneo (A)(B)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	3,649	91,052
CIE Automotive SA	1,829	52,642
Construcciones y Auxiliar de Ferrocarriles SA	1,139	31,637
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	25,162
Ebro Foods SA	2,006	35,476
eDreams ODIGEO SA (A)	4,905	30,027
Elecnor SA	2,026	25,356
Enagas SA	11,699	224,805
Ence Energia y Celulosa SA	6,294	23,449
Ercros SA	5,006	23,669
Faes Farma SA	16,334	55,833
Fluidra SA	2,959	52,148
Fomento de Construcciones y Contratas SA	2,450	23,958
Gestamp Automocion SA (D)	7,287	33,025
Global Dominion Access SA (D)	5,439	21,362
Grenergy Renovables SA (A)	573	17,445
Grupo Catalana Occidente SA	1,834	57,789
Grupo Empresarial San Jose SA	2,194	9,789
Iberpapel Gestion SA	65	1,131
Indra Sistemas SA	6,513	88,152
Laboratorios Farmaceuticos Rovi SA	987	41,210
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	29,567
Mapfre SA	36,878	74,323
Melia Hotels International SA (A)	4,842	31,286
Miquel y Costas & Miquel SA	2,010	26,462
Neinor Homes SA (A)(D)	1,978	19,402
Obrascon Huarte Lain SA (A)	19,608	11,300
Pharma Mar SA	409	19,619
Promotora de Informaciones SA, Class A (A)	11,711	4,609
Prosegur Cash SA (D)	35,886	27,616
Prosegur Cia de Seguridad SA	10,114	20,061
Realia Business SA (A)	17,710	19,614
Sacyr SA	23,824	76,582
Solaria Energia y Medio Ambiente SA (A)	2,636	47,550
Soltec Power Holdings SA (A)	2,101	13,873
Talgo SA (D)	4,803	16,306
Tecnicas Reunidas SA (A)	830	9,099
Tubacex SA (A)	6,252	16,525
Unicaja Banco SA (D)	62,819	67,538
Vidrala SA	868	95,066
Viscofan SA	1,837	131,558
		2,457,691
Sweden - 2.8%
AcadeMedia AB (D)	3,665	18,209
AddLife AB, B Shares	2,462	22,362
AddNode Group AB	5,860	70,534
AFRY AB	3,857	69,502
Alimak Group AB (D)	4,282	30,474
Alligo AB, Class B	2,270	26,667
Ambea AB (D)	5,569	19,494
Annehem Fastigheter AB, B Shares (A)	1,155	2,118
AQ Group AB	291	10,764
Arise AB (A)	2,614	13,874
Arjo AB, B Shares	10,690	41,852
Atrium Ljungberg AB, B Shares	1,056	17,250
Attendo AB (A)(D)	5,286	15,114

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Balco Group AB	665	$2,751
Beijer Alma AB	2,393	47,670
Bergman & Beving AB	2,270	28,074
Betsson AB, Class B (A)	5,105	48,581
BHG Group AB (A)	2,406	2,226
Bilia AB, A Shares	2,411	29,779
BioInvent International AB (A)	2,250	6,465
Biotage AB	2,541	32,419
Bonava AB, B Shares	3,323	7,009
Boozt AB (A)(D)	2,040	24,832
Bravida Holding AB (D)	2,146	24,275
BTS Group AB, B Shares	346	9,260
Bufab AB	1,460	38,978
Bulten AB	717	6,104
Bure Equity AB	2,057	49,157
Byggmax Group AB	5,363	19,035
Catella AB	2,217	7,488
Catena AB	1,429	53,182
Cellavision AB	999	17,784
Cibus Nordic Real Estate AB	1,681	17,566
Clas Ohlson AB, B Shares	3,185	23,664
Cloetta AB, B Shares	10,640	22,438
Coor Service Management Holding AB (D)	5,027	32,034
Corem Property Group AB, B Shares	14,214	9,929
Corem Property Group AB, D Shares	408	6,357
CTT Systems AB	566	10,643
Dios Fastigheter AB	3,582	23,811
Duni AB (A)	2,559	23,125
Dustin Group AB (A)(D)	4,979	18,210
Elanders AB, B Shares	1,468	22,864
Electrolux Professional AB, B Shares	9,620	50,434
Enea AB (A)	1,522	14,400
Fagerhult AB	4,609	27,581
Fastighets AB Trianon	1,452	2,465
FastPartner AB, A Shares	2,697	15,581
Ferronordic AB (A)	318	2,609
Fingerprint Cards AB, B Shares (A)	16,071	5,139
G5 Entertainment AB	330	6,828
GARO AB	1,737	12,810
Granges AB	5,521	52,671
Green Landscaping Group AB (A)(D)	1,593	12,840
Heba Fastighets AB, Class B	4,570	12,571
HMS Networks AB	884	36,124
Hoist Finance AB (A)(D)	2,083	4,521
Humana AB (A)	2,641	3,746
Instalco AB	7,730	37,339
Inwido AB	3,126	33,309
JM AB	2,484	41,218
Karnov Group AB (A)	3,501	18,298
K-fast Holding AB (A)	1,142	2,252
KNOW IT AB	1,459	29,021
Lagercrantz Group AB, B Shares	6,178	77,364
Lime Technologies AB	558	12,421
Lindab International AB	3,819	58,523
Loomis AB	2,786	95,450
MEKO AB	2,150	25,571
MIPS AB	1,182	59,937
Modern Times Group MTG AB, B Shares (A)	2,851	20,729
Momentum Group AB (A)	2,270	17,616
Munters Group AB (D)	5,993	55,357
Mycronic AB	4,062	99,911
NCAB Group AB	4,318	25,473
NCC AB, B Shares	3,723	33,022
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Nederman Holding AB	887	$14,519
Net Insight AB, B Shares (A)	16,550	9,280
New Wave Group AB, B Shares	4,353	74,661
Nobia AB	6,676	11,460
Nolato AB, B Shares	6,748	34,275
Nordic Paper Holding AB	2,488	10,785
Nordic Waterproofing Holding AB	2,002	31,438
Note AB (A)	776	17,309
NP3 Fastigheter AB	1,683	30,367
Nyfosa AB	5,830	40,580
OEM International AB, B Shares	4,726	41,713
Orron Energy AB	7,422	9,756
Peab AB, Class B	1,901	9,522
Platzer Fastigheter Holding AB, Series B	3,454	26,803
Pricer AB, B Shares	7,930	11,213
Proact IT Group AB	1,428	15,206
Ratos AB, B Shares	8,255	25,224
RaySearch Laboratories AB (A)	2,452	18,201
Resurs Holding AB (D)	6,236	13,893
Scandi Standard AB (A)	4,648	23,248
Scandic Hotels Group AB (A)(D)	5,932	19,968
Sdiptech AB, Class B (A)	738	17,149
Sensys Gatso Group AB (A)	23,414	2,421
SkiStar AB	2,041	24,532
Solid Forsakring AB (A)	623	3,925
Stendorren Fastigheter AB (A)	1,288	21,507
Stillfront Group AB (A)	19,809	38,322
Systemair AB	6,526	54,886
Tethys Oil AB	2,334	12,299
Troax Group AB	1,308	27,168
VBG Group AB, B Shares	630	10,467
Viaplay Group AB, B Shares (A)	575	14,699
Vitec Software Group AB, B Shares	1,147	59,114
Volati AB	786	7,148
XANO Industri AB, Class B	694	6,545
		2,816,658
Switzerland - 7.5%
Adecco Group AG	2,897	105,523
Allreal Holding AG	643	108,519
ALSO Holding AG	324	65,956
Aluflexpack AG (A)	549	11,379
APG SGA SA	84	16,323
Arbonia AG	2,962	35,675
Aryzta AG (A)	57,916	98,501
Ascom Holding AG	1,310	11,545
Autoneum Holding AG (A)	221	32,959
Baloise Holding AG	1,848	287,764
Banque Cantonale de Geneve, Bearer Shares	142	30,427
Banque Cantonale Vaudoise	1,191	112,390
Basilea Pharmaceutica AG (A)	468	25,657
Belimo Holding AG	544	262,930
Bell Food Group AG (A)	138	42,329
Bellevue Group AG	467	16,848
Berner Kantonalbank AG	246	61,555
BKW AG	1,268	199,366
Bossard Holding AG, Class A	248	62,680
Bucher Industries AG	358	167,441
Burckhardt Compression Holding AG	187	116,273
Bystronic AG	74	53,393
Calida Holding AG	285	13,073
Carlo Gavazzi Holding AG, Bearer Shares	38	12,906
Cembra Money Bank AG	1,485	116,872

130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cie Financiere Tradition SA, Bearer Shares	104	$13,116
Clariant AG (A)	9,918	164,533
Coltene Holding AG (A)	198	15,598
Comet Holding AG	425	118,215
Daetwyler Holding AG, Bearer Shares	281	58,038
DKSH Holding AG	1,625	131,008
dormakaba Holding AG	178	76,154
Dufry AG (A)	3,848	171,615
EFG International AG (A)	4,687	45,942
Emmi AG	86	86,265
Energiedienst Holding AG	979	44,483
Evolva Holding SA (A)	72,989	6,129
Feintool International Holding AG	426	10,849
Fenix Outdoor International AG	225	18,695
Ferrexpo PLC	8,469	12,324
Flughafen Zurich AG (A)	1,072	196,407
Forbo Holding AG	39	56,363
Fundamenta Real Estate AG (A)	1,563	27,755
Galenica AG (D)	2,404	203,373
GAM Holding AG (A)	11,204	6,844
Georg Fischer AG	3,955	307,819
Gurit Holding AG, Bearer Shares	220	19,883
Helvetia Holding AG	1,796	250,342
Hiag Immobilien Holding AG	325	28,335
HOCHDORF Holding AG (A)	16	401
Huber + Suhner AG	816	70,072
Hypothekarbank Lenzburg AG	3	14,214
Implenia AG	994	41,712
Ina Invest Holding AG (A)	199	3,915
Inficon Holding AG	68	73,746
Interroll Holding AG	30	107,802
Intershop Holding AG	54	39,285
Investis Holding SA	160	17,345
IWG PLC (A)	29,637	60,167
Jungfraubahn Holding AG (A)	269	39,102
Kardex Holding AG	299	65,047
Komax Holding AG	228	64,009
Kongsberg Automotive ASA (A)	23,611	5,409
Kudelski SA, Bearer Shares	2,497	5,439
Landis+Gyr Group AG (A)	1,306	100,519
LEM Holding SA	30	64,393
Luzerner Kantonalbank AG	183	80,787
Medacta Group SA (D)	308	33,429
medmix AG (D)	877	18,336
Metall Zug AG, B Shares	12	24,837
Mobilezone Holding AG	2,336	38,210
Mobimo Holding AG	387	100,912
Novavest Real Estate AG (A)	469	20,509
OC Oerlikon Corp. AG	8,368	47,449
Orascom Development Holding AG (A)(C)	533	4,259
Orior AG	425	37,775
Peach Property Group AG (A)	212	2,837
Phoenix Mecano AG, Bearer Shares	38	16,018
Plazza AG, Class A	68	23,183
PSP Swiss Property AG	2,283	259,804
Rieter Holding AG	251	26,284
Romande Energie Holding SA	34	42,905
Schaffner Holding AG	40	11,871
Schweiter Technologies AG, Bearer Shares	58	43,829
Sensirion Holding AG (A)(D)	493	54,173
SFS Group AG	898	116,555
Siegfried Holding AG (A)	194	142,734
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Softwareone Holding AG (A)	4,165	$59,416
St. Galler Kantonalbank AG	147	79,122
Stadler Rail AG	422	16,501
Sulzer AG	1,213	102,869
Swiss Prime Site AG	3,767	313,287
Swiss Steel Holding AG (A)	39,436	5,589
Swissquote Group Holding SA	465	90,820
Temenos AG	2,922	203,331
TX Group AG	201	23,542
u-blox Holding AG (A)	431	60,235
Valiant Holding AG	1,070	115,031
VAT Group AG (D)	226	81,650
Vaudoise Assurances Holding SA	64	31,772
Vetropack Holding AG	822	41,412
Von Roll Holding AG, Bearer Shares (A)	7,878	6,906
Vontobel Holding AG	1,192	77,354
VZ Holding AG	550	45,172
V-ZUG Holding AG (A)	120	10,846
Walliser Kantonalbank	203	24,217
Warteck Invest AG	8	18,015
Ypsomed Holding AG	164	34,548
Zehnder Group AG	615	50,270
Zug Estates Holding AG, B Shares	16	30,281
Zuger Kantonalbank AG, Bearer Shares	9	77,286
		7,657,114
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	11,492
Ya Hsin Industrial Company, Ltd. (A)(B)	138,000	0
		11,492
United Arab Emirates - 0.1%
Borr Drilling, Ltd. (A)(C)	4,645	35,209
Borr Drilling, Ltd. (New York Stock Exchange) (A)	4,890	37,487
Network International Holdings PLC (A)(D)	4,888	14,871
Shelf Drilling, Ltd. (A)(D)	10,196	24,613
		112,180
United Kingdom - 10.9%
4imprint Group PLC	1,523	90,997
A.G. Barr PLC	4,718	29,300
Accesso Technology Group PLC (A)	2,349	20,074
Advanced Medical Solutions Group PLC	2,544	6,970
AJ Bell PLC	11,487	49,155
Alfa Financial Software Holdings PLC (D)	4,048	6,835
Alliance Pharma PLC	24,062	20,475
Anglo-Eastern Plantations PLC	1,225	12,414
Ascential PLC (A)	20,806	61,984
Ashmore Group PLC	15,764	46,632
Aston Martin Lagonda Global Holdings PLC (A)(C)(D)	4,390	12,348
Avon Protection PLC	1,565	17,877
Babcock International Group PLC (A)	23,035	85,095
Bakkavor Group PLC (D)	5,579	7,197
Balfour Beatty PLC	34,581	159,192
Bank of Georgia Group PLC	2,491	84,602
Beazley PLC	32,052	237,007
Begbies Traynor Group PLC	6,626	10,419
Bellway PLC	5,044	137,390
Bloomsbury Publishing PLC	4,265	23,464
Bodycote PLC	7,984	64,236
Boohoo Group PLC (A)	3,748	2,755
BRAEMAR PLC	1,328	4,953
Britvic PLC	13,590	149,669

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Brooks Macdonald Group PLC	427	$9,776
Bytes Technology Group PLC	8,239	39,530
Capita PLC (A)	91,929	41,509
Capricorn Energy PLC (A)	24,079	69,357
Card Factory PLC (A)	14,688	15,841
Carillion PLC (A)(B)	35,521	4,202
Carr's Group PLC	6,569	10,416
Cazoo Group, Ltd. (A)(C)	225	560
Central Asia Metals PLC	8,189	23,960
CentralNic Group PLC (A)	10,289	16,484
Chemring Group PLC	13,921	48,051
Chesnara PLC	7,709	28,604
City of London Investment Group PLC	2,068	11,208
Clarkson PLC	1,348	51,412
Close Brothers Group PLC	7,281	81,201
CMC Markets PLC (D)	7,009	15,297
Coats Group PLC	80,166	73,159
Cohort PLC	1,758	10,202
Computacenter PLC	3,225	85,530
Concentric AB	1,680	34,296
Costain Group PLC (A)	4,797	3,229
Cranswick PLC	2,778	103,405
Crest Nicholson Holdings PLC	13,693	36,903
Currys PLC	46,489	33,871
CVS Group PLC	2,750	62,872
De La Rue PLC (A)	10,028	6,394
Debenhams PLC (A)(B)	76,182	0
Deliveroo PLC (A)(D)	20,384	23,091
Devro PLC	12,253	49,549
DFS Furniture PLC	12,509	20,992
Dialight PLC (A)	105	260
Dignity PLC (A)	3,439	22,508
Diploma PLC	4,262	148,392
Direct Line Insurance Group PLC	26,553	45,107
DiscoverIE Group PLC	5,627	53,608
Domino's Pizza Group PLC	18,477	65,150
dotdigital Group PLC	12,814	15,093
Dr Martens PLC	12,054	21,137
Drax Group PLC	19,800	148,723
Dunelm Group PLC	5,320	72,536
DWF Group PLC (D)	14,677	12,167
easyJet PLC (A)	4,377	27,973
ECORA RESOURCES PLC	12,147	17,750
EKF Diagnostics Holdings PLC	8,242	3,156
Elementis PLC (A)	19,999	29,351
EMIS Group PLC	3,714	68,717
Energean PLC	5,147	82,630
EnQuest PLC (A)	115,537	26,472
Ergomed PLC (A)	2,357	29,542
Esken, Ltd. (A)	25,251	1,655
Essentra PLC	14,966	35,823
FDM Group Holdings PLC	4,489	40,154
Fevertree Drinks PLC	4,244	67,108
Firstgroup PLC	37,976	48,304
Forterra PLC (D)	10,957	26,858
Foxtons Group PLC	23,551	11,704
Frasers Group PLC (A)	9,750	93,517
Frontier Developments PLC (A)	1,107	6,429
Fuller Smith & Turner PLC, Class A	1,525	8,779
Funding Circle Holdings PLC (A)(D)	3,849	2,546
Galliford Try Holdings PLC	5,675	12,092
Games Workshop Group PLC	1,582	188,432
Gamma Communications PLC	3,729	50,015
Gem Diamonds, Ltd.	12,666	4,081
Genel Energy PLC	4,784	6,911
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Genuit Group PLC	12,035	$41,434
Gooch & Housego PLC	1,681	9,352
Grainger PLC	32,286	92,702
Greggs PLC	5,783	198,592
Gulf Keystone Petroleum, Ltd.	11,237	20,217
Halfords Group PLC	15,547	33,486
Harbour Energy PLC	17,422	59,040
Harworth Group PLC	6,530	8,755
Hays PLC	77,290	106,961
Headlam Group PLC	6,602	24,707
Helical PLC	6,424	23,762
Helios Towers PLC (A)	21,114	27,067
Henry Boot PLC	5,301	14,586
Hill & Smith PLC	4,214	69,828
Hilton Food Group PLC	3,867	33,104
Hollywood Bowl Group PLC	8,153	23,421
Hunting PLC	8,331	24,267
Hyve Group PLC (A)	12,149	16,923
Ibstock PLC (D)	19,043	40,665
IDOX PLC	10,437	8,064
IG Group Holdings PLC	4,142	35,743
IMI PLC	1,608	30,437
Impax Asset Management Group PLC	4,165	41,265
Inchcape PLC	19,351	185,492
Indivior PLC (A)	7,200	122,984
IntegraFin Holdings PLC	12,246	40,970
International Distributions Services PLC	7,711	21,353
International Personal Finance PLC	12,526	15,290
iomart Group PLC	2,265	3,485
IP Group PLC	38,897	26,500
IQE PLC (A)	33,004	11,033
ITV PLC	89,678	92,106
J.D. Wetherspoon PLC (A)	4,332	38,411
James Fisher & Sons PLC (A)	2,814	10,051
James Halstead PLC	11,052	24,941
JET2 PLC	6,865	111,960
John Wood Group PLC (A)	34,072	84,359
Johnson Service Group PLC	24,380	36,851
Jupiter Fund Management PLC	22,824	38,274
Just Group PLC	56,562	59,917
Kainos Group PLC	4,099	70,071
Keller Group PLC	4,206	35,122
Kier Group PLC (A)	22,531	18,987
Kin & Carta PLC (A)	5,938	5,674
Knights Group Holdings PLC	2,269	1,834
Lancashire Holdings, Ltd.	14,953	102,045
Learning Technologies Group PLC	21,193	33,905
Liontrust Asset Management PLC	3,242	41,007
Lookers PLC	22,449	22,805
LSL Property Services PLC	6,404	21,530
Luceco PLC (D)	1,922	2,892
M&C Saatchi PLC (A)	253	599
Macfarlane Group PLC	6,288	8,334
Man Group PLC	60,987	177,668
Marks & Spencer Group PLC (A)	69,636	143,657
Marshalls PLC	7,595	29,309
Marston's PLC (A)	37,566	16,670
McBride PLC (A)	14,770	5,058
ME Group International PLC	18,684	28,917
Mears Group PLC	8,289	20,268
Medica Group PLC	4,479	8,623
Metro Bank PLC (A)	9,741	12,770
Midwich Group PLC	1,185	7,316
Mitchells & Butlers PLC (A)	16,776	34,087
Mitie Group PLC	94,711	95,854

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
MJ Gleeson PLC	2,770	$14,752
Moneysupermarket.com Group PLC	27,587	85,037
Morgan Advanced Materials PLC	8,676	30,478
Morgan Sindall Group PLC	1,829	38,246
Mortgage Advice Bureau Holdings, Ltd.	1,276	11,658
MP Evans Group PLC	1,384	15,137
N. Brown Group PLC (A)	9,633	3,414
National Express Group PLC (A)	21,097	31,671
NCC Group PLC	17,294	21,824
Next Fifteen Communications Group PLC	3,756	38,879
Ninety One PLC	14,875	33,920
NIOX Group PLC (A)	9,034	5,202
Norcros PLC	6,666	15,306
Numis Corp. PLC	2,926	7,758
Odfjell Technology, Ltd. (A)	828	4,216
On the Beach Group PLC (A)(D)	5,451	9,686
OSB Group PLC	18,542	110,916
Oxford Instruments PLC	2,405	74,129
Pagegroup PLC	17,115	96,357
Pan African Resources PLC	85,815	17,532
Paragon Banking Group PLC	13,704	88,130
PayPoint PLC	4,705	26,404
Pendragon PLC (A)	102,667	21,013
Pennon Group PLC	11,961	129,238
Petrofac, Ltd. (A)	28,442	27,673
Pets at Home Group PLC	22,046	100,435
Pharos Energy PLC (A)	16,636	4,586
Phoenix Spree Deutschland, Ltd.	5,484	12,521
Polar Capital Holdings PLC	3,830	21,434
Porvair PLC	2,468	18,360
Premier Foods PLC	33,077	49,561
PZ Cussons PLC	13,141	30,087
QinetiQ Group PLC	25,053	100,648
Quilter PLC (D)	54,284	56,406
Rank Group PLC (A)	7,303	6,625
Rathbones Group PLC	3,057	72,388
Reach PLC	25,143	23,382
Redcentric PLC	5,876	9,768
Redde Northgate PLC	14,424	61,525
Redrow PLC	11,117	65,758
Renew Holdings PLC	4,150	34,656
Renewi PLC (A)	5,276	39,499
Renishaw PLC	1,045	52,901
Ricardo PLC	2,982	20,349
RM PLC (A)	8,752	7,790
Robert Walters PLC	4,693	26,058
Rotork PLC	43,727	170,384
RWS Holdings PLC	1,824	6,765
S&U PLC	513	14,977
Sabre Insurance Group PLC (D)	10,582	14,788
Saga PLC (A)	4,637	7,656
Savannah Energy PLC (A)(B)	53,744	17,403
Savills PLC	5,951	72,617
Senior PLC	21,835	42,156
Serco Group PLC	46,758	88,606
Serica Energy PLC	10,784	29,693
Severfield PLC	11,941	8,995
SIG PLC (A)	64,105	34,675
Smart Metering Systems PLC	5,194	47,651
Softcat PLC	4,570	73,411
Spectris PLC	1,787	81,078
Speedy Hire PLC	24,369	10,117
Spire Healthcare Group PLC (A)(D)	13,646	35,799
Spirent Communications PLC	33,589	72,197
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SSP Group PLC (A)	32,793	$99,821
SThree PLC	8,144	41,815
Stolt-Nielsen, Ltd.	2,414	77,256
Studio Retail Group PLC (A)(B)	8,139	11,546
STV Group PLC	2,712	8,350
Superdry PLC (A)	3,110	4,160
Synthomer PLC	17,828	25,839
Tate & Lyle PLC	17,496	169,447
Tatton Asset Management PLC	1,955	10,806
Telecom Plus PLC	3,652	84,981
The Gym Group PLC (A)(D)	5,959	6,790
The Restaurant Group PLC (A)	30,769	15,461
The Vitec Group PLC	2,842	31,052
THG PLC (A)	6,472	5,422
TI Fluid Systems PLC (D)	1,686	2,233
Topps Tiles PLC	15,591	8,802
TORM PLC, Class A	1,596	49,082
TP ICAP Group PLC	45,423	100,986
Travis Perkins PLC	9,597	113,620
Trifast PLC	7,237	6,957
TT Electronics PLC	14,769	34,170
Tullow Oil PLC (A)	72,437	28,167
Tyman PLC	9,005	26,748
Vanquis Banking Group PLC	13,396	39,204
Verici Dx PLC (A)	165	27
Vertu Motors PLC	13,548	10,021
Vesuvius PLC	12,719	64,934
Victrex PLC	3,473	68,586
Virgin Money UK PLC	57,990	104,804
Vistry Group PLC	14,429	139,617
Volex PLC	6,211	16,573
Volution Group PLC	9,834	52,542
Vp PLC	637	5,289
Watches of Switzerland Group PLC (A)(D)	10,654	107,457
Watkin Jones PLC	10,502	11,521
WH Smith PLC	5,221	96,643
Wickes Group PLC	13,094	22,324
Wilmington PLC	8,076	30,197
Wincanton PLC	8,498	22,652
Xaar PLC (A)	5,629	14,542
XPS Pensions Group PLC	13,660	26,941
Young & Co's Brewery PLC	1,750	14,363
Young & Co's Brewery PLC, Class A	1,224	15,526
Zotefoams PLC	1,549	7,407
		11,136,940
United States - 0.8%
ADTRAN Holdings, Inc.	3,066	48,505
Argonaut Gold, Inc. (A)	16,734	7,801
Atlantic Sapphire ASA (A)	1,333	723
Burford Capital, Ltd.	8,414	78,412
Diversified Energy Company PLC	38,586	45,061
Energy Fuels, Inc. (A)	730	4,073
Frontage Holdings Corp. (A)(D)	14,000	4,219
Invesque, Inc. (A)	2,000	1,700
Kingsway Financial Services, Inc. (A)	425	3,744
Perpetua Resources Corp. (A)	3,000	13,363
Primo Water Corp.	1,600	24,560
Primo Water Corp. (Toronto Stock Exchange)	6,607	101,439
PureTech Health PLC (A)	16,139	43,994
REC Silicon ASA (A)	16,036	26,733
Reliance Worldwide Corp., Ltd.	36,825	91,597
Samsonite International SA (A)(D)	37,800	117,209
SSR Mining, Inc.	7,507	113,535

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
SunOpta, Inc. (A)	5,608	$43,030
VAALCO Energy, Inc.	3,094	14,018
Viemed Healthcare, Inc. (A)	2,600	25,116
		808,832
TOTAL COMMON STOCKS (Cost $113,191,738)		$100,285,000
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	25,985
Fuchs Petrolub SE	3,739	152,456
Jungheinrich AG	2,336	81,669
Sixt SE	838	68,104
STO SE & Company KGaA	163	30,129
Villeroy & Boch AG	625	14,723
		373,066
TOTAL PREFERRED SECURITIES (Cost $331,907)		$373,066
WARRANTS - 0.0%
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)	78,780	0
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	12
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	1,392
TOTAL WARRANTS (Cost $0)		$1,404
RIGHTS - 0.0%
Intercell AG (A)(B)(E)	3,233	0
Kelsian Group Ltd. (Expiration Date: 4-6-23; Strike Price: AUD 5.55) (A)	286	57
Polymet Mining Corp. (Expiration Date: 4-5-23; Strike Price: CAD 2.90) (A)	1,185	9
International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
S IMMO AG (Expiration Date: 1-1-26) (A)(E)	2,772	$0
Strabag SE (Expiration Date: 1-1-27) (A)(B)(E)	1,144	0
TOTAL RIGHTS (Cost $0)		$66
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 4.9438% (F)(G)	165,237	1,651,854
TOTAL SHORT-TERM INVESTMENTS (Cost $1,651,798)		$1,651,854
Total Investments (International Small Company Trust) (Cost $115,175,443) - 100.3%		$102,311,390
Other assets and liabilities, net - (0.3%)		(260,559)
TOTAL NET ASSETS - 100.0%		$102,050,831
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
SGD	Singapore Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $1,492,245.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	6	Long	Jun 2023	$618,552	$628,980	$10,428
						$10,428

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 68.6%
U.S. Government – 32.2%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,424,138
1.875%, 11/15/2051	3,165,000	2,155,167
2.250%, 08/15/2046	3,655,000	2,758,240
2.500%, 02/15/2045 (A)	1,204,000	960,707
2.500%, 02/15/2046	648,000	514,654
3.000%, 11/15/2044 to 08/15/2052	11,680,000	10,189,410
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.125%, 08/15/2044 (A)	$5,535,000	$4,938,258
3.125%, 05/15/2048	3,205,000	2,860,463
3.375%, 08/15/2042 to 05/15/2044	2,490,000	2,322,957
3.625%, 08/15/2043 to 02/15/2053	1,510,000	1,484,059
3.750%, 11/15/2043 (A)	2,908,000	2,872,332
3.875%, 02/15/2043	340,000	343,028

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.000%, 11/15/2052		$1,660,000	$1,761,675
4.375%, 11/15/2039		1,170,000	1,278,225
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2052		340,594	236,243
0.250%, 07/15/2029 to 02/15/2050		3,944,277	3,647,584
0.750%, 07/15/2028		2,291,312	2,246,627
1.125%, 01/15/2033		3,459,090	3,450,037
U.S. Treasury Notes
0.625%, 05/15/2030		3,430,000	2,807,911
1.625%, 05/15/2031 (A)		6,790,000	5,901,200
1.875%, 02/15/2032		3,110,000	2,729,511
2.750%, 08/15/2032		2,945,000	2,771,521
2.875%, 05/31/2025 (A)		3,985,000	3,890,201
4.625%, 03/15/2026		4,520,000	4,623,113
			69,167,261
U.S. Government Agency – 36.4%
Federal Home Loan Mortgage Corp.
2.000%, 01/01/2052		10,681,690	8,827,100
2.500%, 01/01/2052 to 05/01/2052		4,201,905	3,622,870
3.000%, 12/01/2046 to 04/01/2048		253,487	231,025
3.500%, 03/01/2048 to 06/01/2048		698,230	657,277
5.000%, 12/01/2034		73,737	74,974
6.500%, 04/01/2029 to 08/01/2034		4,605	4,889
7.500%, 12/01/2025 to 05/01/2028		1,120	1,157
Federal National Mortgage Association
2.000%, TBA (B)		3,600,000	3,158,732
2.000%, 01/01/2052 to 02/01/2052		571,075	471,923
2.500%, TBA (B)		5,667,000	4,884,466
2.500%, 07/01/2030 to 04/01/2050		1,267,706	1,118,195
2.660%, 03/01/2027		770,026	727,240
3.000%, TBA (B)		3,400,000	3,048,845
3.500%, 06/01/2046 to 05/01/2048		2,562,643	2,413,842
4.000%, TBA (B)		3,700,000	3,538,414
4.500%, TBA (B)		17,875,000	17,509,096
5.500%, TBA (B)		6,530,000	6,596,319
Government National Mortgage Association
2.000%, TBA (B)		2,600,000	2,207,602
3.000%, TBA (B)		7,500,000	6,822,496
3.500%, TBA (B)		5,400,000	5,062,801
4.000%, TBA (B)		2,600,000	2,502,940
4.000%, 11/15/2040 to 02/15/2042		19,998	19,610
4.500%, TBA (B)		4,600,000	4,530,811
6.000%, 08/15/2032 to 04/15/2035		24,423	25,459
6.500%, 06/15/2028 to 02/15/2035		13,579	13,943
7.000%, 11/15/2031 to 11/15/2033		59,096	61,057
			78,133,083
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $158,744,675)			$147,300,344
FOREIGN GOVERNMENT OBLIGATIONS – 3.2%
Angola – 0.1%
Republic of Angola 8.000%, 11/26/2029		200,000	171,100
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	226,666
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		$200,000	170,573
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bermuda (continued)
Government of Bermuda (continued)
5.000%, 07/15/2032 (C)		$200,000	$200,588
			371,161
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	972,327
Chile – 0.1%
Republic of Chile 1.250%, 01/22/2051	EUR	165,000	96,116
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		$200,000	139,543
5.625%, 02/26/2044		200,000	151,050
			290,593
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	201,000
Ghana – 0.0%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	71,180
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	735,000	586,437
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	422,635
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	185,525
Mexico – 0.3%
Government of Mexico
1.125%, 01/17/2030		200,000	176,429
1.450%, 10/25/2033		600,000	469,101
			645,530
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025		210,000	213,839
3.675%, 06/03/2026 (C)		265,000	263,707
			477,546
Panama – 0.1%
Republic of Panama 3.870%, 07/23/2060		$385,000	251,655
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033	EUR	330,000	264,983
1.750%, 04/28/2041		200,000	136,366
			401,349
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	209,908
2.750%, 04/14/2041		485,000	308,512
3.375%, 02/08/2038		170,000	127,875
4.625%, 04/03/2049		317,000	254,910
			901,205
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
2.000%, 07/09/2039		155,000	120,907
5.000%, 01/18/2053 (C)		$200,000	185,869
			306,776

135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)	$280,000	$226,574
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,433,978)		$6,805,375
CORPORATE BONDS – 24.6%
Communication services – 2.2%
AT&T, Inc.
3.550%, 09/15/2055	498,000	357,469
3.800%, 12/01/2057	51,000	37,863
Charter Communications Operating LLC
3.500%, 03/01/2042	42,000	28,377
5.125%, 07/01/2049	165,000	130,608
5.750%, 04/01/2048	45,000	38,834
6.484%, 10/23/2045	250,000	236,849
6.834%, 10/23/2055	40,000	38,862
Comcast Corp. 3.750%, 04/01/2040	215,000	184,555
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	130,000	107,384
Discovery Communications LLC
4.000%, 09/15/2055	246,000	163,136
5.200%, 09/20/2047	93,000	77,048
5.300%, 05/15/2049	247,000	205,976
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	160,200
Lamar Media Corp. 3.625%, 01/15/2031	250,000	215,000
Paramount Global
4.200%, 06/01/2029 to 05/19/2032	165,000	143,997
4.375%, 03/15/2043	75,000	53,296
4.950%, 01/15/2031	310,000	286,013
5.250%, 04/01/2044	115,000	91,497
Rogers Communications, Inc.
3.800%, 03/15/2032 (C)	30,000	26,924
4.550%, 03/15/2052 (C)	115,000	94,596
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	32,700
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	349,418
5.875%, 11/15/2040	65,000	58,912
T-Mobile USA, Inc.
2.050%, 02/15/2028	150,000	133,094
3.875%, 04/15/2030	45,000	42,224
5.050%, 07/15/2033	90,000	90,446
Verizon Communications, Inc.
2.355%, 03/15/2032	135,000	110,754
2.550%, 03/21/2031	85,000	72,411
2.650%, 11/20/2040	70,000	49,980
2.850%, 09/03/2041	50,000	36,612
3.850%, 11/01/2042	35,000	29,255
4.272%, 01/15/2036	15,000	13,914
Vodafone Group PLC 5.750%, 02/10/2063	85,000	84,129
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032 (C)	130,000	116,064
5.141%, 03/15/2052 (C)	320,000	259,275
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	62,702
3.750%, 12/01/2029 (C)	85,000	75,278
3.875%, 07/15/2030 (C)	450,000	395,114
		4,690,766
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.1%
AutoZone, Inc. 4.750%, 08/01/2032 to 02/01/2033	$115,000	$113,929
General Motors Financial Company, Inc. 3.600%, 06/21/2030	100,000	87,615
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	47,375
Howard University
2.701%, 10/01/2029	100,000	86,840
2.801%, 10/01/2030	100,000	85,829
3.476%, 10/01/2041	120,000	92,607
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	125,000	123,377
Service Corp. International
3.375%, 08/15/2030	335,000	285,588
5.125%, 06/01/2029	507,000	489,097
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	40,000	36,923
5.750%, 01/15/2028 (C)	302,000	297,068
The Gap, Inc.
3.625%, 10/01/2029 (C)	240,000	171,169
3.875%, 10/01/2031 (C)	440,000	305,303
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	102,056
		2,324,776
Consumer staples – 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.450%, 01/23/2039	138,000	144,894
BAT Capital Corp. 4.742%, 03/16/2032	175,000	162,571
BAT International Finance PLC 4.448%, 03/16/2028	145,000	137,823
Conagra Brands, Inc. 5.400%, 11/01/2048	30,000	29,364
Constellation Brands, Inc.
3.150%, 08/01/2029	47,000	42,971
4.650%, 11/15/2028	15,000	14,991
General Mills, Inc. 4.950%, 03/29/2033	40,000	40,622
Kenvue, Inc. 5.050%, 03/22/2053 (C)	140,000	144,283
Keurig Dr. Pepper, Inc. 3.950%, 04/15/2029	195,000	186,945
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	416,945
Philip Morris International, Inc.
4.875%, 02/15/2028	315,000	317,924
5.125%, 11/17/2027 to 02/15/2030	430,000	437,770
5.375%, 02/15/2033	25,000	25,540
5.625%, 11/17/2029	95,000	99,262
		2,201,905
Energy – 2.3%
Aker BP ASA 2.000%, 07/15/2026 (C)	200,000	179,915
BP Capital Markets America, Inc.
2.939%, 06/04/2051	120,000	83,207
3.000%, 02/24/2050	20,000	14,155
3.633%, 04/06/2030	35,000	33,217
4.812%, 02/13/2033	230,000	233,534
ConocoPhillips Company 4.025%, 03/15/2062	45,000	36,858
Continental Resources, Inc.
2.875%, 04/01/2032 (C)	50,000	38,825
5.750%, 01/15/2031 (C)	60,000	57,659
Diamondback Energy, Inc. 6.250%, 03/15/2033 to 03/15/2053	150,000	156,231

136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ecopetrol SA 4.625%, 11/02/2031	$410,000	$315,416
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	302,006
Energy Transfer LP
5.250%, 04/15/2029	80,000	79,691
5.550%, 02/15/2028	110,000	111,700
6.125%, 12/15/2045	85,000	82,165
Enterprise Products Operating LLC
4.950%, 10/15/2054	80,000	72,378
5.350%, 01/31/2033	25,000	25,902
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	14,539
EQT Corp. 5.700%, 04/01/2028	85,000	84,908
Equinor ASA
3.625%, 04/06/2040	125,000	107,443
3.700%, 04/06/2050	15,000	12,612
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/2040 (C)	189,970	153,683
Hess Corp.
7.125%, 03/15/2033	38,000	42,127
7.300%, 08/15/2031	95,000	105,876
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	225,415
Marathon Oil Corp. 6.600%, 10/01/2037	65,000	66,350
MPLX LP 4.950%, 09/01/2032 to 03/14/2052	185,000	176,028
ONEOK, Inc.
3.100%, 03/15/2030	60,000	52,417
3.400%, 09/01/2029	130,000	115,849
4.550%, 07/15/2028	30,000	29,021
5.200%, 07/15/2048	45,000	38,890
6.100%, 11/15/2032	95,000	98,348
6.350%, 01/15/2031	27,000	28,301
Ovintiv, Inc.
6.500%, 08/15/2034	40,000	40,438
6.625%, 08/15/2037	95,000	95,825
Pioneer Natural Resources Company 5.100%, 03/29/2026	25,000	25,104
Plains All American Pipeline LP
3.800%, 09/15/2030	175,000	155,946
4.900%, 02/15/2045	45,000	36,058
Shell International Finance BV
2.875%, 11/26/2041	55,000	42,219
3.000%, 11/26/2051	70,000	50,429
3.250%, 04/06/2050	75,000	57,183
Southwestern Energy Company 4.750%, 02/01/2032	50,000	44,150
Targa Resources Corp.
4.200%, 02/01/2033	100,000	89,969
6.125%, 03/15/2033	75,000	77,664
6.250%, 07/01/2052	110,000	108,437
Targa Resources Partners LP 4.875%, 02/01/2031	20,000	18,714
The Williams Companies, Inc.
4.650%, 08/15/2032	145,000	139,759
5.650%, 03/15/2033	85,000	87,781
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030	60,000	54,338
Tullow Oil PLC 7.000%, 03/01/2025 (C)(D)	200,000	118,209
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Var Energi ASA 7.500%, 01/15/2028 (C)	$250,000	$258,823
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	257,000	247,162
Western Midstream Operating LP 6.150%, 04/01/2033	30,000	30,407
		4,953,281
Financials – 6.7%
Aon Corp. 5.350%, 02/28/2033	30,000	31,074
Athene Global Funding
2.646%, 10/04/2031 (C)	215,000	170,723
2.717%, 01/07/2029 (C)(D)	355,000	302,662
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then SOFR + 1.530%), 07/23/2031	30,000	24,058
1.922%, (1.922% to 10-24-30, then SOFR + 1.370%), 10/24/2031	80,000	63,807
2.572%, (2.572% to 10-20-31, then SOFR + 1.210%), 10/20/2032	110,000	89,904
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	170,000	143,967
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	600,000	500,714
2.972%, (2.972% to 2-4-32, then SOFR + 1.330%), 02/04/2033	30,000	25,261
3.194%, (3.194% to 7-23-29, then 3 month LIBOR + 1.180%), 07/23/2030	320,000	284,406
4.376%, (4.376% to 4-27-27, then SOFR + 1.580%), 04/27/2028	285,000	275,588
4.948%, (4.948% to 7-22-27, then SOFR + 2.040%), 07/22/2028	190,000	188,912
Bank of Ireland Group PLC 6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)	345,000	342,914
Barclays PLC 7.385%, (7.385% to 11-2-27, then 1 Year CMT + 3.300%), 11/02/2028	200,000	211,989
BNP Paribas SA
2.219%, (2.219% to 6-9-25, then SOFR + 2.074%), 06/09/2026 (C)	240,000	220,412
4.375%, (4.375% to 3-1-28, then 5 Year U.S. Swap Rate + 1.483%), 03/01/2033 (C)	235,000	214,063
5.125%, (5.125% to 1-13-28, then 1 Year CMT + 1.450%), 01/13/2029 (C)	255,000	255,522
Capital One Financial Corp.
5.247%, (5.247% to 7-26-29, then SOFR + 2.600%), 07/26/2030	260,000	245,442
5.468%, (5.468% to 2-1-28, then SOFR + 2.080%), 02/01/2029	30,000	29,237
5.817%, (5.817% to 2-1-33, then SOFR + 2.600%), 02/01/2034	60,000	57,979
Corebridge Financial, Inc.
3.850%, 04/05/2029 (C)	75,000	68,434
6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052 (C)	240,000	213,948
Credit Suisse Group AG
6.442%, (6.442% to 8-11-27, then SOFR + 3.700%), 08/11/2028 (C)	250,000	247,950
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (C)	520,000	534,300

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Danske Bank A/S 5.375%, 01/12/2024 (C)	$235,000	$232,811
Deutsche Bank AG
2.129%, (2.129% to 11-24-25, then SOFR + 1.870%), 11/24/2026	220,000	189,590
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	180,000	152,538
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	315,000	265,330
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	221,733
5.625%, 01/01/2030 (C)	220,000	202,950
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	698,191
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then SOFR + 1.285%), 08/17/2029	200,000	167,698
2.804%, (2.804% to 5-24-31, then SOFR + 1.187%), 05/24/2032	250,000	204,151
4.762%, (4.762% to 3-29-32, then SOFR + 2.530%), 03/29/2033	200,000	180,777
5.402%, (5.402% to 8-11-32, then SOFR + 2.870%), 08/11/2033	570,000	563,391
6.161%, (6.161% to 3-9-28, then SOFR + 1.970%), 03/09/2029	200,000	205,620
6.332%, (6.332% to 3-9-43, then SOFR + 2.650%), 03/09/2044	200,000	211,236
Intercontinental Exchange, Inc.
4.350%, 06/15/2029	55,000	54,250
4.600%, 03/15/2033	25,000	24,796
4.950%, 06/15/2052	20,000	19,446
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then SOFR + 1.180%), 11/08/2032	115,000	95,346
3.509%, (3.509% to 1-23-28, then 3 month LIBOR + 0.945%), 01/23/2029	285,000	266,662
3.702%, (3.702% to 5-6-29, then 3 month LIBOR + 1.160%), 05/06/2030	105,000	97,607
4.005%, (4.005% to 4-23-28, then 3 month LIBOR + 1.120%), 04/23/2029	315,000	301,014
4.323%, (4.323% to 4-26-27, then SOFR + 1.560%), 04/26/2028	375,000	365,801
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	150,000	149,731
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	525,000	487,513
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039	120,000	113,705
Morgan Stanley
1.794%, (1.794% to 2-13-31, then SOFR + 1.034%), 02/13/2032	270,000	211,966
1.928%, (1.928% to 4-28-31, then SOFR + 1.020%), 04/28/2032	200,000	157,341
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	245,000	196,578
3.591%, (3.591% to 7-22-27, then 3 month LIBOR + 1.340%), 07/22/2028	190,000	179,468
4.210%, (4.210% to 4-20-27, then SOFR + 1.610%), 04/20/2028	155,000	150,421
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
3.625%, 11/01/2031 (C)	$112,000	$95,900
3.875%, 02/15/2031 (C)	63,000	56,076
4.000%, 11/15/2029 (C)	90,000	82,116
National Rural Utilities Cooperative Finance Corp.
4.800%, 03/15/2028	195,000	196,861
5.800%, 01/15/2033	100,000	106,468
OneMain Finance Corp. 6.125%, 03/15/2024	75,000	73,061
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)	565,000	524,916
Standard Chartered PLC 7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)	200,000	214,446
Synchrony Financial
2.875%, 10/28/2031	85,000	60,089
7.250%, 02/02/2033	125,000	110,275
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then SOFR + 1.248%), 07/21/2032	325,000	263,862
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	340,000	283,217
4.223%, (4.223% to 5-1-28, then 3 month LIBOR + 1.301%), 05/01/2029	235,000	225,199
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	65,000	63,573
Wells Fargo & Company
3.000%, 10/23/2026	35,000	32,742
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	120,000	104,010
3.908%, (3.908% to 4-25-25, then SOFR + 1.320%), 04/25/2026	195,000	189,270
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028	180,000	177,743
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033	220,000	214,747
Willis North America, Inc. 3.600%, 05/15/2024	115,000	113,294
		14,298,792
Health care – 1.9%
Alcon Finance Corp. 5.375%, 12/06/2032 (C)	200,000	205,908
Amgen, Inc.
5.150%, 03/02/2028	95,000	96,997
5.250%, 03/02/2030 to 03/02/2033	260,000	266,893
5.750%, 03/02/2063	105,000	108,952
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	355,313
Baxter International, Inc. 2.539%, 02/01/2032	165,000	134,335
Centene Corp.
2.450%, 07/15/2028	100,000	87,000
3.375%, 02/15/2030	5,000	4,362
4.250%, 12/15/2027	50,000	48,172
4.625%, 12/15/2029	585,000	550,040
CommonSpirit Health 3.347%, 10/01/2029	60,000	53,955
CSL Finance PLC
4.050%, 04/27/2029 (C)	155,000	149,536
4.250%, 04/27/2032 (C)	40,000	38,759
CVS Health Corp.
4.125%, 04/01/2040	85,000	73,037

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
5.125%, 02/21/2030 to 07/20/2045	$175,000	$174,145
Haleon US Capital LLC 3.375%, 03/24/2029	250,000	230,642
Humana, Inc. 3.700%, 03/23/2029	225,000	211,685
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	32,931
3.002%, 06/01/2051	110,000	77,379
Royalty Pharma PLC
2.150%, 09/02/2031	420,000	331,950
2.200%, 09/02/2030	85,000	69,430
3.300%, 09/02/2040	25,000	18,116
Sutter Health 3.361%, 08/15/2050	20,000	14,608
The Cigna Group 5.400%, 03/15/2033	110,000	114,205
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	83,192
3.500%, 08/15/2039	70,000	59,573
4.000%, 05/15/2029	140,000	136,884
4.950%, 05/15/2062	30,000	29,199
5.250%, 02/15/2028	85,000	88,385
5.350%, 02/15/2033	170,000	180,675
5.875%, 02/15/2053	20,000	22,480
6.050%, 02/15/2063	30,000	34,156
		4,082,894
Industrials – 1.9%
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	579,627
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	420,000	383,267
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	208,348
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	597,995
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	409,130
International Airport Finance SA 12.000%, 03/15/2033 (C)	320,972	306,606
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	96,135
Otis Worldwide Corp. 2.565%, 02/15/2030	210,000	184,154
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	205,000	196,146
4.000%, 07/15/2025 (C)	170,000	164,659
4.400%, 07/01/2027 (C)	140,000	134,306
Raytheon Technologies Corp.
5.150%, 02/27/2033	70,000	72,849
5.375%, 02/27/2053	25,000	26,313
Regal Rexnord Corp.
6.050%, 04/15/2028 (C)	310,000	310,138
6.300%, 02/15/2030 (C)	145,000	146,001
The Boeing Company
5.040%, 05/01/2027	55,000	55,399
5.150%, 05/01/2030	170,000	171,063
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	31,449
5.500%, 05/15/2027	32,000	31,696
		4,105,281
Information technology – 2.7%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	699,000	635,216
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom, Inc.
3.419%, 04/15/2033 (C)	$85,000	$71,120
3.469%, 04/15/2034 (C)	46,000	37,779
4.000%, 04/15/2029 (C)	245,000	229,178
CDW LLC
2.670%, 12/01/2026	60,000	53,971
3.250%, 02/15/2029	340,000	299,027
3.569%, 12/01/2031	50,000	43,007
4.125%, 05/01/2025	230,000	223,127
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	358,015
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	183,196
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	530,000	520,452
6.750%, 09/30/2027 (C)	70,000	70,364
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	47,555
5.250%, 12/01/2027 (C)	454,000	441,794
Intel Corp.
3.100%, 02/15/2060	110,000	72,425
4.900%, 08/05/2052	140,000	130,444
5.125%, 02/10/2030	50,000	50,923
5.200%, 02/10/2033	85,000	86,572
5.700%, 02/10/2053	45,000	45,927
5.900%, 02/10/2063	80,000	82,339
Marvell Technology, Inc.
2.450%, 04/15/2028	145,000	126,990
2.950%, 04/15/2031	95,000	79,330
Nokia OYJ 4.375%, 06/12/2027	130,000	124,283
NVIDIA Corp. 3.500%, 04/01/2040	110,000	94,448
NXP BV
4.300%, 06/18/2029	25,000	24,009
5.550%, 12/01/2028	95,000	96,894
Open Text Corp.
3.875%, 12/01/2029 (C)	355,000	298,830
6.900%, 12/01/2027 (C)	250,000	257,900
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	49,500
Oracle Corp.
2.950%, 04/01/2030	50,000	44,148
3.850%, 04/01/2060	380,000	265,101
4.100%, 03/25/2061	95,000	69,875
4.125%, 05/15/2045	10,000	7,853
6.150%, 11/09/2029	190,000	202,374
Qorvo, Inc.
3.375%, 04/01/2031 (C)	120,000	99,271
4.375%, 10/15/2029	30,000	27,644
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	262,000	254,218
		5,805,099
Materials – 0.8%
Anglo American Capital PLC 2.625%, 09/10/2030 (C)	200,000	166,406
ArcelorMittal SA 6.800%, 11/29/2032	205,000	215,038
Ball Corp. 4.000%, 11/15/2023	570,000	563,258
Celanese US Holdings LLC 6.165%, 07/15/2027	190,000	191,084
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)	200,000	198,772

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Nutrien, Ltd. 4.900%, 03/27/2028	$55,000	$54,984
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,037
4.375%, 07/15/2030 (C)	410,000	356,700
		1,754,279
Real estate – 0.9%
American Tower Corp.
2.700%, 04/15/2031	30,000	25,159
3.650%, 03/15/2027	135,000	128,227
American Tower Trust I 5.490%, 03/15/2028 (C)	440,000	444,116
Crown Castle, Inc.
2.900%, 03/15/2027	110,000	102,090
5.000%, 01/11/2028	160,000	161,267
EPR Properties 4.950%, 04/15/2028	190,000	158,644
GLP Capital LP
4.000%, 01/15/2031	85,000	72,914
5.300%, 01/15/2029	130,000	124,040
5.750%, 06/01/2028	130,000	126,803
SBA Tower Trust 2.836%, 01/15/2025 (C)	300,000	284,182
VICI Properties LP
4.950%, 02/15/2030	287,000	269,311
5.125%, 05/15/2032	60,000	56,528
		1,953,281
Utilities – 3.1%
Alabama Power Company
3.450%, 10/01/2049	120,000	89,970
4.150%, 08/15/2044	105,000	90,119
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	121,644
4.973%, 05/01/2046	5,000	4,429
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	86,349
Dominion Energy, Inc.
3.375%, 04/01/2030	20,000	18,178
5.375%, 11/15/2032	345,000	353,545
6.300%, 03/15/2033	5,000	5,482
Duke Energy Corp.
2.550%, 06/15/2031	425,000	355,631
4.500%, 08/15/2032	140,000	135,352
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	52,850
3.250%, 10/01/2049	105,000	76,765
Duke Energy Ohio, Inc. 5.250%, 04/01/2033	5,000	5,145
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	97,291
4.000%, 04/01/2052	65,000	54,051
Edison International 6.950%, 11/15/2029	55,000	59,500
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	260,000	242,264
Enel Finance International NV 5.000%, 06/15/2032 (C)	200,000	188,088
Evergy, Inc.
2.450%, 09/15/2024	15,000	14,367
2.900%, 09/15/2029	175,000	156,842
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy 5.450%, 03/01/2028	$45,000	$46,630
Florida Power & Light Company 5.100%, 04/01/2033	55,000	56,988
Georgia Power Company
4.300%, 03/15/2042	75,000	66,175
4.700%, 05/15/2032	65,000	64,379
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025	200,000	189,132
Greensaif Pipelines Bidco Sarl
6.129%, 02/23/2038 (C)	200,000	205,760
6.510%, 02/23/2042 (C)	200,000	210,674
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	170,032
Kentucky Utilities Company 5.450%, 04/15/2033	80,000	83,193
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	130,000	134,026
Louisville Gas and Electric Company 5.450%, 04/15/2033	80,000	83,136
NextEra Energy Capital Holdings, Inc.
4.625%, 07/15/2027	300,000	299,192
5.000%, 02/28/2030 to 07/15/2032	175,000	176,299
6.051%, 03/01/2025	25,000	25,433
NiSource, Inc.
3.490%, 05/15/2027	155,000	146,937
5.250%, 03/30/2028	80,000	81,379
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	190,000	162,555
Oglethorpe Power Corp. 4.500%, 04/01/2047 (C)	80,000	68,011
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	348,356
4.400%, 03/01/2032	40,000	35,990
4.550%, 07/01/2030	40,000	37,484
4.950%, 07/01/2050	363,000	299,062
5.250%, 03/01/2052	62,000	52,757
5.900%, 06/15/2032	195,000	194,818
6.150%, 01/15/2033	40,000	41,055
Puget Energy, Inc.
3.650%, 05/15/2025	180,000	173,819
4.100%, 06/15/2030	60,000	55,401
Sempra Energy
3.400%, 02/01/2028	200,000	187,861
3.800%, 02/01/2038	40,000	34,450
4.000%, 02/01/2048	25,000	20,331
Southern California Edison Company
2.850%, 08/01/2029	135,000	120,735
4.700%, 06/01/2027	35,000	35,064
5.300%, 03/01/2028	65,000	66,631
5.850%, 11/01/2027	20,000	21,073
Southwestern Electric Power Company 5.300%, 04/01/2033	150,000	151,126
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	165,867
Virginia Electric and Power Company 5.000%, 04/01/2033	130,000	130,991
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	82,520
		6,733,184
TOTAL CORPORATE BONDS (Cost $56,579,763)		$52,903,538

140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 1.9%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	$30,000	$29,436
6.138%, 12/01/2039	155,000	141,963
6.319%, 11/01/2029	185,000	185,227
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	78,731
County of Riverside (California) 3.070%, 02/15/2028	600,000	557,126
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	258,615
5.175%, 11/15/2049	705,000	640,532
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	90,000	98,640
New York Transportation Development Corp. 4.248%, 09/01/2035	640,000	627,078
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	721,813
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	474,205
State of Illinois, GO 4.950%, 06/01/2023	129,545	129,357
TOTAL MUNICIPAL BONDS (Cost $4,279,142)		$3,942,723
COLLATERALIZED MORTGAGE OBLIGATIONS – 13.7%
Commercial and residential – 11.5%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 4.488%, 08/25/2035 (E)	109,473	90,376
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 5.485%, 11/25/2035 (E)	54,372	42,507
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 5.385%, 01/25/2036 (E)	14,397	12,413
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 5.295%, 03/01/2038 (E)	92,735	69,605
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	63,795	25,066
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 4.078%, 10/25/2046 (E)	32,285	22,024
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 4.970%, 03/25/2047 (E)	12,269	10,482
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	130,235	117,734
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	141,124	118,030
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	136,758	107,683
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	346,354	284,834
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	493,794	391,225
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	245,945	204,640
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	$180,684	$169,076
BANK
Series 2017-BNK8, Class XA IO, 0.713%, 11/15/2050	3,701,174	98,184
Series 2019-BN18, Class XA IO, 0.891%, 05/15/2062	1,404,833	59,660
Series 2019-BN20, Class XA IO, 0.813%, 09/15/2062	2,219,226	90,764
Series 2019-BN22, Class XA IO, 0.594%, 11/15/2062	2,426,826	76,635
Series 2019-BN23, Class XA IO, 0.692%, 12/15/2052	1,916,338	69,888
Series 2019-BN24, Class XA IO, 0.639%, 11/15/2062	1,176,781	40,743
Series 2020-BN28, Class XA IO, 1.763%, 03/15/2063	2,543,976	249,755
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	228,041
Series 2023-BNK45, Class XA, 0.994%, 02/15/2056	999,507	69,434
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.459%, 02/15/2050	2,878,513	129,491
Series 2017-DELC, Class A (1 month LIBOR + 0.975%), 5.659%, 08/15/2036 (C)(E)	949,000	939,408
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (F)	120,000	115,441
Series 2022-C18, Class A4, 5.439%, 12/15/2055 (F)	150,000	153,693
Series 2022-C18, Class A5, 5.710%, 12/15/2055 (F)	50,000	52,249
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 5.185%, 01/25/2037 (E)	79,810	70,892
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 5.345%, 01/25/2036 (E)	78,852	98,965
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 5.025%, 10/25/2036 (E)	6,947	5,620
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.546%, 01/15/2051	965,704	18,843
Series 2018-B4, Class XA IO, 0.505%, 07/15/2051	2,270,215	37,332
Series 2018-B8, Class XA IO, 0.626%, 01/15/2052	4,544,309	120,616
Series 2019-B10, Class XA IO, 1.220%, 03/15/2062	3,164,493	159,309
Series 2019-B12, Class XA IO, 1.032%, 08/15/2052	1,052,851	42,559
Series 2020-B18, Class XA IO, 1.788%, 07/15/2053	696,657	53,323
Series 2020-B22, Class XA IO, 1.515%, 01/15/2054	1,160,503	102,555

141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	$165,292	$145,232
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 8.059%, 08/15/2024 (C)(E)	275,000	274,278
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	97,434	85,432
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	82,990	77,371
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) 5.862%, 10/15/2036 (C)(E)	496,755	491,119
BX Trust Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%) 7.278%, 08/15/2039 (C)(E)	276,798	275,416
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 7.234%, 12/15/2037 (C)(E)	355,000	339,841
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	279,776
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	94,007	70,742
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 5.525%, 03/25/2035 (E)	23,885	20,626
Series 2007-HY4, Class 1A1, 3.631%, 09/25/2047 (F)	56,879	48,187
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.903%, 07/10/2047	1,656,177	14,438
Series 2015-GC29, Class XA IO, 1.017%, 04/10/2048	1,564,284	25,299
Series 2016-C3, Class C, 4.077%, 11/15/2049 (F)	288,000	231,560
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 (6.228% to 10-25-23, then 7.228% thereafter) 6.228%, 11/25/2070 (C)	184,283	183,912
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	410,581	325,085
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	470,134
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	380,412
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	249,600
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	541,275
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG) (continued)
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	$100,000	$87,534
Series 2022-HC, Class D, 3.896%, 01/10/2039 (C)(F)	100,000	83,104
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	159,479	143,020
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	292,417	246,456
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	251,247	216,607
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(F)	146,631	135,639
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	606,063	521,270
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,355
Series 2015-C2, Class XA IO, 0.716%, 06/15/2057	4,587,278	50,368
Series 2016-C6, Class XA IO, 1.860%, 01/15/2049	1,037,105	44,936
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.708%, 09/15/2053	527,382	35,546
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	94,940	81,188
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.300%) 5.145%, 03/25/2037 (E)	37,615	34,450
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	94,138	75,661
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	280,204	235,063
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	200,280	163,930
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	264,769	216,124
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	190,429	167,824
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.281%, 04/19/2036 (F)	95,322	71,597
GS Mortgage Securities Trust
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	386,696
Series 2022-SHIP, Class A (1 month CME Term SOFR + 0.731%), 5.558%, 08/15/2036 (C)(E)	45,000	44,554
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 3.895%, 01/25/2036 (F)	3,085	2,937
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 5.145%, 01/25/2037 (E)	76,043	20,546

142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 5.421%, 09/19/2035 (E)	$20,567	$14,681
Series 2006-12, Class 2A13 (1 month LIBOR + 0.480%), 5.241%, 12/19/2036 (E)	122,485	109,867
Series 2006-12, Class 2A2A (1 month LIBOR + 0.380%), 5.141%, 01/19/2038 (E)	44,583	38,441
Series 2007-7, Class 2A1B (1 month LIBOR + 2.000%), 5.845%, 10/25/2037 (E)	47,561	39,007
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	198,913	160,369
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	592,024	542,998
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.665%, 12/25/2036 (F)	32,344	26,585
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	386,502
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	145,385
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.680%, 05/25/2036 (F)	6,761	5,356
Legacy Mortgage Asset Trust
Series 2019-GS7, Class A1 (6.250% to 10-25-23, then 7.250% thereafter), 6.250%, 11/25/2059 (C)	372,237	371,690
Series 2021-GS2, Class A1 (1.750% to 4-25-24, then 4.750% to 4-25-25, then 5.750% thereafter), 1.750%, 04/25/2061 (C)	148,321	138,424
Series 2021-GS3, Class A1 (1.750% to 5-25-24, then 4.750% to 5-25-25, then 5.750% thereafter), 1.750%, 07/25/2061 (C)	193,764	178,338
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	98,692	90,364
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.380%) 5.225%, 11/25/2046 (E)	104,298	86,286
LSTAR Securities Investment Trust Series 2021-1, Class A (1 month LIBOR + 2.800%) 7.648%, 02/01/2026 (C)(E)	238,990	234,079
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 5.225%, 05/25/2046 (E)	94,583	75,512
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 3.866%, 11/21/2034 (F)	$11,924	$10,993
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	28,225	25,910
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	125,762	110,322
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	151,563	123,915
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 0.954%, 12/15/2047	933,108	10,225
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	515,029
Series 2017-H1, Class XA IO, 1.325%, 06/15/2050	675,295	23,850
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	160,951	151,411
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	183,064	168,515
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(F)	322,899	305,269
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(F)	296,578	279,929
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(F)	233,868	223,367
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	162,649	150,968
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 6.345%, 06/25/2057 (C)(E)	153,145	149,246
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(F)	281,965	264,080
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	120,142	113,731
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 5.595%, 01/25/2048 (C)(E)	206,704	199,643
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	173,211	161,723
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	46,131	42,189
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	97,434	87,377
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	423,536	351,876
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 6.395%, 07/25/2028 (C)(E)	80,800	80,761
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	270,928	220,164
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	254,821	193,755
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	493,878	422,111

143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC
Series 2020-6, Class A1 (2.363% to 11-25-23, then 5.363% to 11-25-24, then 6.363% thereafter), 2.363%, 11/25/2025 (C)	$70,597	$68,674
Series 2021-3, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	192,476	183,769
Series 2021-4, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	264,724	251,966
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)	475,526	448,978
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.500%) 5.345%, 08/25/2037 (E)	38,638	34,028
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	116,543	108,379
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	601,079
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	360,364	288,482
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	220,763	189,935
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	77,390	69,032
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	384,150	316,475
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 (2.240% to 1-25-24, then 3.240% thereafter) 2.240%, 06/25/2024 (C)	330,000	310,855
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.750%, 10/25/2056 (C)(F)	72,401	71,008
Series 2017-2, Class A1, 2.750%, 04/25/2057 (C)(F)	17,752	17,552
Series 2017-3, Class A1, 2.750%, 07/25/2057 (C)(F)	60,791	58,984
Series 2017-4, Class A1, 2.750%, 06/25/2057 (C)(F)	164,399	155,895
Series 2017-5, Class A1 (1 month LIBOR + 0.600%), 4.208%, 02/25/2057 (C)(E)	79,644	79,291
Series 2021-R1, Class A1, 2.918%, 11/30/2060 (C)(F)	605,678	496,522
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	119,698	101,516
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	268,242	228,015
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	130,864	111,874
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	$374,600	$333,352
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.236%, 06/25/2037 (F)	11,848	10,062
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 5.445%, 07/25/2036 (E)	18,183	11,569
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	301,772
Series 2015-NXS1, Class D, 4.149%, 05/15/2048 (F)	40,000	33,095
Series 2015-NXS1, Class XA IO, 1.073%, 05/15/2048	1,436,171	22,007
Series 2015-NXS3, Class XA IO, 0.877%, 09/15/2057	2,528,307	44,630
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	298,661
		24,635,935
U.S. Government Agency – 2.2%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 6.495%, 04/25/2043 (C)(E)	2,972	2,972
Series 3883, Class PB, 3.000%, 05/15/2041	57,692	54,474
Series 5170, Class DP, 2.000%, 07/25/2050	445,050	388,688
Series K064, Class X1 IO, 0.602%, 03/25/2027	2,137,838	43,060
Series K068, Class A2, 3.244%, 08/25/2027	545,000	523,748
Series K104, Class X1 IO, 1.125%, 01/25/2030	1,303,124	77,857
Series K111, Class X1 IO, 1.571%, 05/25/2030	549,349	48,070
Series K114, Class X1 IO, 1.116%, 06/25/2030	1,597,442	102,473
Series K121, Class X1 IO, 1.024%, 10/25/2030	846,557	49,669
Series K122, Class X1 IO, 0.881%, 11/25/2030	477,842	24,618
Series K124, Class X1 IO, 0.720%, 12/25/2030	1,906,435	83,745
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/2042	431,745	406,151
Series 2012-18, Class GA, 2.000%, 12/25/2041	60,215	54,908
Series 2012-21, Class PQ, 2.000%, 09/25/2041	35,879	32,956
Series 2012-52, Class PA, 3.500%, 05/25/2042	54,701	52,504
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 9.745%, 11/25/2024 (E)	39,351	40,996

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-48, Class QB, 3.000%, 02/25/2043	$77,577	$74,094
Series 2016-11, Class GA, 2.500%, 03/25/2046	86,437	79,889
Series 2016-38, Class NA, 3.000%, 01/25/2046	45,530	42,506
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 9.195%, 05/25/2029 (E)	177,760	184,860
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	237,699
Series 2017-26, Class CG, 3.500%, 07/25/2044	57,317	55,909
Series 2017-34, Class JK, 3.000%, 05/25/2047	35,781	34,099
Series 2017-35, Class AH, 3.500%, 04/25/2053	69,458	67,838
Series 2017-49, Class JA, 4.000%, 07/25/2053	64,897	64,069
Series 2017-84, Class KA, 3.500%, 04/25/2053	71,602	69,639
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 8.395%, 07/25/2029 (E)	102,938	105,507
Series 2018-23, Class LA, 3.500%, 04/25/2048	123,472	117,957
Series 2018-70, Class HA, 3.500%, 10/25/2056	90,118	87,314
Series 2019-12, Class HA, 3.500%, 11/25/2057	143,437	137,334
Series 2019-14, Class CA, 3.500%, 04/25/2049	157,564	151,203
Series 2019-45, Class PT, 3.000%, 08/25/2049	136,460	125,640
Series 2019-7, Class JA, 3.500%, 03/25/2049	124,521	119,228
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 6.995%, 11/25/2039 (C)(E)	74,460	74,274
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 6.995%, 09/25/2031 (C)(E)	7,442	7,442
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	645,217
Series 2022-R08, Class 1M1 (1 month SOFR + 2.550%), 7.110%, 07/25/2042 (C)(E)	80,945	81,457
Series 415, Class A3, 3.000%, 11/25/2042	108,579	101,762
Government National Mortgage Association
Series 2006-38, Class XS IO, 2.522%, 09/16/2035	17,457	476
Series 2013-37, Class LG, 2.000%, 01/20/2042	64,888	61,338
		4,713,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $32,743,620)		$29,349,575
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 11.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	$124,414	$104,540
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 5.065%, 01/25/2037 (E)	94,477	54,358
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	15,686	15,585
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	39,850	39,229
American Credit Acceptance Receivables Trust Series 2022-3, Class B 4.550%, 10/13/2026 (C)	25,000	24,695
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	285,541
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.300%, 06/21/2028 (C)	120,000	119,470
ARI Fleet Lease Trust Series 2023-A, Class A2 5.410%, 02/17/2032 (C)	380,000	380,047
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	225,000	218,440
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 5.998%, 07/25/2034 (C)(E)	650,000	633,237
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 7.220%, 04/25/2036 (C)(E)	270,000	268,939
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 5.908%, 04/20/2034 (C)(E)	415,000	402,158
Buckhorn Park CLO, Ltd. Series 2019-1A, Class AR (3 month LIBOR + 1.120%) 5.915%, 07/18/2034 (C)(E)	550,000	536,688
Carvana Auto Receivables Trust Series 2022-P2, Class A3 4.130%, 04/12/2027	465,000	454,878
CCG Receivables Trust Series 2023-1, Class A2 5.820%, 09/16/2030 (C)	160,000	161,562
CF Hippolyta Issuer LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	127,834	107,999
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 5.758%, 04/20/2030 (C)(E)	883,606	872,988
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	241,648
Dell Equipment Finance Trust Series 2023-1, Class A3 5.650%, 09/22/2028 (C)	267,000	268,017

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	$354,275	$339,602
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	169,750	151,013
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	265,275	227,682
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	180,064	177,710
DT Auto Owner Trust Series 2023-1A, Class B 5.190%, 10/16/2028 (C)	120,000	119,107
Elmwood CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 7.179%, 04/16/2036 (C)(E)	250,000	249,037
Enterprise Fleet Financing LLC Series 2023-1, Class A3 5.420%, 10/22/2029 (C)	185,000	185,269
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	370,315	363,342
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	138,872	136,093
Series 2022-1A, Class B 2.180%, 06/15/2026	190,000	186,280
Series 2022-4A, Class B 4.570%, 01/15/2027	175,000	172,519
Series 2022-6A, Class B 6.030%, 08/16/2027	75,000	75,427
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 5.155%, 09/25/2036 (E)	187,166	169,575
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/17/2039 (C)	139,213	132,882
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	571,766	547,512
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	235,306
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	65,325
Galaxy XXIII CLO, Ltd. Series 2017-23A, Class AR (3 month LIBOR + 0.870%) 5.686%, 04/24/2029 (C)(E)	714,823	707,047
GLS Auto Receivables Issuer Trust Series 2022-3A, Class B 4.920%, 01/15/2027 (C)	45,000	44,468
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	138,136	36,479
Series 2006-15, Class AF6 6.376%, 09/25/2036	352,876	100,223
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 4.945%, 12/25/2046 (E)	189,091	92,490
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	161,311	153,037
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 4.935%, 01/25/2037 (E)	184,414	108,737
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 7.156%, 04/21/2036 (C)(E)	$250,000	$248,992
Kubota Credit Owner Trust Series 2023-1A, Class A3 5.400%, 06/15/2027 (C)	185,000	185,173
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 5.848%, 10/20/2027 (C)(E)	113,281	112,934
Madison Park Funding XLI, Ltd. Series 12A, Class AR (3 month LIBOR + 0.830%) 5.645%, 04/22/2027 (C)(E)	450,834	447,815
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	88,228	86,409
MF1, Ltd. Series 2022-FL8, Class AS (1 month SOFR + 1.750%) 6.310%, 02/19/2037 (C)(E)	335,000	322,701
MFA LLC Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter) 2.363%, 03/25/2060 (C)	299,586	283,032
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	171,753	145,807
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	46,697	43,587
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 7.230%, 04/20/2036 (C)(E)	270,000	270,000
PRET LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	212,457	196,530
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	193,943	182,564
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	514,068	477,813
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	393,513	344,490
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	134,655	124,217
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	104,105	100,176
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	625,000	603,707
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	164,740	161,634
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 5.968%, 04/20/2034 (C)(E)	595,000	578,610

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 5.942%, 07/15/2035 (C)(E)	$675,000	$660,363
RR 26, Ltd. Series 2023-26A, Class A2 (3 month CME Term SOFR + 2.250%) 6.982%, 04/15/2038 (C)(E)	250,000	249,202
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/2027	75,000	72,200
Series 2022-4, Class B 4.420%, 11/15/2027	350,000	344,595
Series 2022-5, Class B 4.430%, 03/15/2027	110,000	108,312
Series 2022-6, Class B 4.720%, 06/15/2027	80,000	78,691
Series 2022-7, Class B 5.950%, 01/17/2028	305,000	309,942
Series 2023-1, Class B 4.980%, 02/15/2028	140,000	139,050
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 5.025%, 07/25/2036 (E)	121,348	41,514
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 5.888%, 04/25/2034 (C)(E)	655,000	632,074
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 5.025%, 07/25/2037 (E)	23,917	20,049
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	138,191
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	882,825	737,186
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 7.104%, 04/20/2036 (C)(E)	300,000	298,815
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	280,000	287,631
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.430%) 6.238%, 10/20/2033 (C)(E)	520,000	511,501
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.480%, 08/17/2026 (C)	140,668	140,608
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	374,496	366,622
VCAT LLC
Series 2021-NPL2, Class A1 (2.115% to 3-25-24, then 5.115% to 3-25-25, then 6.115% thereafter) 2.115%, 03/27/2051 (C)	70,928	66,987
Series 2021-NPL3, Class A1 (1.743% to 5-25-24, then 4.473% to 5-25-25, then 5.743% thereafter) 1.743%, 05/25/2051 (C)	225,597	209,002
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 5.922%, 04/15/2034 (C)(E)	$655,000	$635,964
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 6.032%, 04/15/2034 (C)(E)	260,000	253,374
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	444,966	406,045
VOLT CIII LLC Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	271,068	246,154
VOLT XCIV LLC Series 2021-NPL3, Class A1 (2.240% to 1-25-24, then 5.239% to 1-25-25, then 6.239% thereafter) 2.240%, 02/27/2051 (C)	266,276	249,180
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 5.695%, 01/18/2029 (C)(E)	425,936	422,710
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 5.978%, 07/20/2032 (C)(E)	520,000	505,872
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	222,663	205,554
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	574,763	482,122
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	148,706	148,057
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	204,575
Series 2022-2A, Class B 4.310%, 09/15/2027 (C)	270,000	264,388
Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	74,843
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	98,750	86,559
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	125,559
TOTAL ASSET BACKED SECURITIES (Cost $25,674,834)		$24,605,863
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (G)	895	9,844
TOTAL COMMON STOCKS (Cost $119,522)		$9,844
SHORT-TERM INVESTMENTS – 3.2%
Short-term funds – 0.0%
John Hancock Collateral Trust, 4.9438% (H)(I)	2,494	24,931

147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-23 at 4.790% to be repurchased at $6,902,754 on 4-3-23, collateralized by $7,572,804 Federal National Mortgage Association, 2.500% due 12-1-34 (valued at $7,038,000)	$6,900,000	$6,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,924,937)		$6,924,931
Total Investments (Investment Quality Bond Trust) (Cost $294,500,471) – 126.6%		$271,842,193
Other assets and liabilities, net – (26.6%)		(57,074,884)
TOTAL NET ASSETS – 100.0%		$214,767,309
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
Investment Quality Bond Trust (continued)
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $61,258,056 or 28.5% of the fund's net assets as of 3-31-23.
(D)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $24,303.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 3-31-23.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	129	Long	Jun 2023	$26,460,463	$26,632,453	$171,990
5-Year U.S. Treasury Note Futures	186	Long	Jun 2023	20,225,046	20,368,453	143,407
Ultra U.S. Treasury Bond Futures	3	Long	Jun 2023	351,887	363,422	11,535
10-Year Canada Government Bond Futures	52	Short	Jun 2023	(4,671,450)	(4,854,103)	(182,653)
10-Year U.S. Treasury Note Futures	120	Short	Jun 2023	(13,473,641)	(13,790,625)	(316,984)
Euro-Buxl Futures	10	Short	Jun 2023	(1,424,047)	(1,527,627)	(103,580)
German Euro BUND Futures	25	Short	Jun 2023	(3,542,105)	(3,682,962)	(140,857)
U.S. Treasury Long Bond Futures	55	Short	Jun 2023	(6,911,595)	(7,213,594)	(301,999)
Ultra U.S. Treasury Bond Futures	54	Short	Jun 2023	(7,348,013)	(7,620,750)	(272,737)
						$(991,878)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	120,000	USD	129,931	BNP	6/21/2023	$781	—
EUR	351,000	USD	375,661	SSB	6/21/2023	6,671	—
USD	894,185	BRL	4,690,000	CITI	6/21/2023	—	$(18,043)
USD	4,633,589	EUR	4,314,000	DB	6/21/2023	—	(65,491)
						$7,452	$(83,534)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(11,444)	$521,705	$510,261
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,907)	371,002	363,095
148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	$4,473	$259	$4,732
Centrally cleared	1,625,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	3,071	(11,429)	(8,358)
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(4,058)	(20,334)	(24,392)
								$(15,865)	$861,203	$845,338
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Federative Republic of Brazil	937,000	USD	$937,000	1.000%	Quarterly	Jun 2027	$43,673	$(16,710)	$26,963
Centrally cleared	CDX.EM.38	3,340,000	USD	3,340,000	1.000%	Quarterly	Dec 2027	211,785	(49,110)	162,675
				$4,277,000				$255,458	$(65,820)	$189,638
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.40	4.638%	1,445,000	USD	$1,445,000	5.000%	Quarterly	Jun 2028	—	$23,743	$23,743
					$1,445,000				$0	$23,743	$23,743
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	28,840,819	$470,105,346
Fixed income - 49.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,310,177	465,432,498
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,041,022,193)		$935,537,844
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,041,022,193) - 100.0%		$935,537,844
Other assets and liabilities, net - (0.0%)		(12,648)
TOTAL NET ASSETS - 100.0%		$935,525,196
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
Lifestyle Balanced Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	2,110,890	$34,407,501
Fixed income - 79.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,377,200	134,706,050
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $196,495,297)		$169,113,551

149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (C)(D)	3,539	$35,384
TOTAL SHORT-TERM INVESTMENTS (Cost $35,381)		$35,384
Total Investments (Lifestyle Conservative Portfolio) (Cost $196,530,678) - 100.0%		$169,148,935
Other assets and liabilities, net - (0.0%)		(7,487)
TOTAL NET ASSETS - 100.0%		$169,141,448
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.8%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	218,995,600	$3,569,628,284
Fixed income - 29.2%
Select Bond, Series NAV, JHVIT (MIM US) (B)	124,499,611	1,474,075,392
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,499,792,432)		$5,043,703,676
Total Investments (Lifestyle Growth Portfolio) (Cost $5,499,792,432) - 100.0%		$5,043,703,676
Other assets and liabilities, net - 0.0%		62,802
TOTAL NET ASSETS - 100.0%		$5,043,766,478
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.2%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	7,000,409	$114,106,663
Fixed income - 59.8%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,362,089	170,047,135
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $323,102,095)		$284,153,798
Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (C)(D)	2,618	$26,171
TOTAL SHORT-TERM INVESTMENTS (Cost $26,169)		$26,171
Total Investments (Lifestyle Moderate Portfolio) (Cost $323,128,264) - 100.0%		$284,179,969
Other assets and liabilities, net - (0.0%)		(6,192)
TOTAL NET ASSETS - 100.0%		$284,173,777
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.7%
Equity - 47.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	6,911,785	$145,976,902
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	12,870,808	118,411,437
Equity Income, Series NAV, JHVIT (T. Rowe Price)	14,354,923	197,093,097
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,636,090	219,365,296
Mid Cap Growth, Series NAV, JHVIT (Wellington)	4,805,259	39,451,179
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,397,800	54,841,648
Multifactor Developed International ETF, JHETF (DFA)	2,726,250	83,695,875
Multifactor Emerging Markets ETF, JHETF (DFA)	2,632,287	63,780,314
Multifactor Mid Cap ETF, JHETF (DFA)	1,445,555	69,213,173
Multifactor Small Cap ETF, JHETF (DFA)	1,689,344	53,873,180
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,488,944	20,309,193
Small Cap Value, Series NAV, JHVIT (Wellington)	3,481,301	47,728,633
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	58,469,457	953,052,154
		2,066,792,081
Fixed income - 48.4%
Bond, Class NAV, JHSB (MIM US) (B)	39,807,221	542,572,428
Core Bond, Series NAV, JHVIT (Allspring Investments)	16,603,154	188,279,771
Select Bond, Series NAV, JHVIT (MIM US) (B)	116,674,833	1,381,430,024
		2,112,282,223
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,564,680,423)		$4,179,074,304
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	597,089	85,437,528
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $80,008,442)		$85,437,528

150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 4.9438% (D)(E)	6,248,977	$62,470,403
TOTAL SHORT-TERM INVESTMENTS (Cost $62,470,645)		$62,470,403
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,707,159,510) - 99.1%		$4,326,982,235
Other assets and liabilities, net - 0.9%		38,087,582
TOTAL NET ASSETS - 100.0%		$4,365,069,817
Managed Volatility Balanced Portfolio (continued)
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	333	Short	Jun 2023	$(44,642,684)	$(45,385,819)	$(743,135)
Euro STOXX 50 Index Futures	1,002	Short	Jun 2023	(43,858,982)	(46,302,962)	(2,443,980)
FTSE 100 Index Futures	171	Short	Jun 2023	(15,934,764)	(16,114,125)	(179,361)
Japanese Yen Currency Futures	209	Short	Jun 2023	(19,551,264)	(19,913,781)	(362,517)
MSCI Emerging Markets Index Futures	1,143	Short	Jun 2023	(54,681,731)	(56,892,825)	(2,211,094)
Nikkei 225 Index Futures	97	Short	Jun 2023	(20,414,540)	(20,411,825)	2,715
Pound Sterling Currency Futures	205	Short	Jun 2023	(15,402,939)	(15,829,844)	(426,905)
Russell 2000 E-Mini Index Futures	291	Short	Jun 2023	(25,944,638)	(26,386,425)	(441,787)
S&P 500 E-Mini Index Futures	1,489	Short	Jun 2023	(289,941,126)	(308,055,488)	(18,114,362)
S&P Mid 400 E-Mini Index Futures	212	Short	Jun 2023	(52,230,162)	(53,629,640)	(1,399,478)
						$(26,319,904)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	489,189	$10,331,677
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	682,687	6,280,720
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,216,568	16,703,478
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	233,671	14,097,360
Multifactor Emerging Markets ETF, JHETF (DFA)	108,815	2,636,587
Multifactor Mid Cap ETF, JHETF (DFA)	192,030	9,194,396
Multifactor Small Cap ETF, JHETF (DFA)	227,577	7,257,431
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,629,591	59,162,333
		125,663,982
Fixed income - 78.4%
Bond, Class NAV, JHSB (MIM US) (B)	9,699,384	132,202,608
Core Bond, Series NAV, JHVIT (Allspring Investments)	4,032,432	45,727,774
Select Bond, Series NAV, JHVIT (MIM US) (B)	28,396,686	336,216,757
		514,147,139
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $716,774,336)		$639,811,121
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 0.9%
Equity - 0.9%
Fidelity 500 Index Fund	38,120	$5,454,545
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,200,720)		$5,454,545
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 4.9438% (C)(D)	408,173	4,080,466
TOTAL SHORT-TERM INVESTMENTS (Cost $4,080,723)		$4,080,466
Total Investments (Managed Volatility Conservative Portfolio) (Cost $726,055,779) - 99.0%		$649,346,132
Other assets and liabilities, net - 1.0%		6,744,547
TOTAL NET ASSETS - 100.0%		$656,090,679
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	68	Short	Jun 2023	$(9,130,041)	$(9,267,975)	$(137,934)
Euro STOXX 50 Index Futures	207	Short	Jun 2023	(9,078,945)	(9,565,582)	(486,637)
FTSE 100 Index Futures	32	Short	Jun 2023	(2,977,319)	(3,015,509)	(38,190)
Japanese Yen Currency Futures	39	Short	Jun 2023	(3,646,022)	(3,715,969)	(69,947)
MSCI Emerging Markets Index Futures	223	Short	Jun 2023	(10,695,700)	(11,099,825)	(404,125)
Nikkei 225 Index Futures	18	Short	Jun 2023	(3,768,686)	(3,787,761)	(19,075)
Pound Sterling Currency Futures	37	Short	Jun 2023	(2,785,902)	(2,857,094)	(71,192)
Russell 2000 E-Mini Index Futures	66	Short	Jun 2023	(5,875,074)	(5,984,550)	(109,476)
S&P 500 E-Mini Index Futures	395	Short	Jun 2023	(76,999,198)	(81,720,563)	(4,721,365)
S&P Mid 400 E-Mini Index Futures	59	Short	Jun 2023	(14,516,569)	(14,925,230)	(408,661)
						$(6,466,602)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.2%
Equity - 66.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	10,800,279	$228,101,887
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	27,324,957	251,389,605
Equity Income, Series NAV, JHVIT (T. Rowe Price)	22,226,817	305,174,197
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,227,008	375,675,388
Mid Cap Growth, Series NAV, JHVIT (Wellington)	11,039,485	90,634,170
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,227,140	114,067,746
Multifactor Developed International ETF, JHETF (DFA)	5,944,931	182,509,382
Multifactor Emerging Markets ETF, JHETF (DFA)	5,390,763	130,618,187
Multifactor Mid Cap ETF, JHETF (DFA)	2,552,185	122,198,618
Multifactor Small Cap ETF, JHETF (DFA)	3,577,238	114,078,120
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	2,667,749	36,388,098
Small Cap Value, Series NAV, JHVIT (Wellington)	5,390,720	73,906,774
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	105,280,178	1,716,066,894
		3,740,809,066
Fixed income - 27.8%
Bond, Class NAV, JHSB (MIM US) (B)	29,403,896	400,775,101
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,289,876	139,367,196
Select Bond, Series NAV, JHVIT (MIM US) (B)	86,658,059	1,026,031,421
		1,566,173,718
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,690,377,852)		$5,306,982,784
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity 500 Index Fund	716,478	$102,520,840
Fidelity International Index Fund	858,640	38,398,359
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $132,490,078)		$140,919,199
SHORT-TERM INVESTMENTS - 2.0%
Short-term funds - 2.0%
John Hancock Collateral Trust, 4.9438% (D)(E)	11,024,709	110,212,917
TOTAL SHORT-TERM INVESTMENTS (Cost $110,212,469)		$110,212,917
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,933,080,399) - 98.7%		$5,558,114,900
Other assets and liabilities, net - 1.3%		72,726,767
TOTAL NET ASSETS - 100.0%		$5,630,841,667
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	651	Short	Jun 2023	$(87,292,581)	$(88,727,231)	$(1,434,650)
Euro STOXX 50 Index Futures	1,961	Short	Jun 2023	(85,852,781)	(90,618,870)	(4,766,089)
FTSE 100 Index Futures	342	Short	Jun 2023	(31,885,200)	(32,228,250)	(343,050)
Japanese Yen Currency Futures	418	Short	Jun 2023	(39,085,311)	(39,827,563)	(742,252)
MSCI Emerging Markets Index Futures	2,374	Short	Jun 2023	(113,624,825)	(118,165,850)	(4,541,025)
Nikkei 225 Index Futures	194	Short	Jun 2023	(40,880,539)	(40,823,649)	56,890
Pound Sterling Currency Futures	412	Short	Jun 2023	(30,959,584)	(31,814,125)	(854,541)
Russell 2000 E-Mini Index Futures	530	Short	Jun 2023	(47,267,181)	(48,057,750)	(790,569)
S&P 500 E-Mini Index Futures	2,540	Short	Jun 2023	(494,592,638)	(525,494,250)	(30,901,612)
S&P Mid 400 E-Mini Index Futures	389	Short	Jun 2023	(95,880,524)	(98,405,330)	(2,524,806)
						$(46,841,704)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.1%
Equity - 37.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,667,904	$35,226,126
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,477,916	22,796,826
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,661,644	50,274,366
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	854,323	51,541,333
Mid Cap Growth, Series NAV, JHVIT (Wellington)	1,316,352	10,807,246
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,365,284	13,871,281
Multifactor Developed International ETF, JHETF (DFA)	423,069	12,988,218
Multifactor Emerging Markets ETF, JHETF (DFA)	409,991	9,934,082
Multifactor Mid Cap ETF, JHETF (DFA)	184,233	8,821,076
Multifactor Small Cap ETF, JHETF (DFA)	227,830	7,265,499
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	352,339	4,805,900
Small Cap Value, Series NAV, JHVIT (Wellington)	752,304	10,314,087
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	13,284,568	216,538,457
		455,184,497
Fixed income - 58.5%
Bond, Class NAV, JHSB (MIM US) (B)	13,315,846	181,494,987
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,557,870	63,026,248
Select Bond, Series NAV, JHVIT (MIM US) (B)	39,067,094	462,554,395
		707,075,630
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,290,278,765)		$1,162,260,127
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	161,299	$23,080,311
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,194,449)		$23,080,311
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 4.9438% (D)(E)	1,411,163	14,107,253
TOTAL SHORT-TERM INVESTMENTS (Cost $14,107,473)		$14,107,253
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,325,580,687) - 99.2%		$1,199,447,691
Other assets and liabilities, net - 0.8%		9,592,243
TOTAL NET ASSETS - 100.0%		$1,209,039,934
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	83	Short	Jun 2023	$(11,127,486)	$(11,312,381)	$(184,895)
Euro STOXX 50 Index Futures	245	Short	Jun 2023	(10,724,307)	(11,321,582)	(597,275)
FTSE 100 Index Futures	41	Short	Jun 2023	(3,819,746)	(3,863,621)	(43,875)
Japanese Yen Currency Futures	52	Short	Jun 2023	(4,863,976)	(4,954,625)	(90,649)
MSCI Emerging Markets Index Futures	246	Short	Jun 2023	(11,770,177)	(12,244,650)	(474,473)
Nikkei 225 Index Futures	25	Short	Jun 2023	(5,262,673)	(5,260,780)	1,893
Pound Sterling Currency Futures	50	Short	Jun 2023	(3,756,847)	(3,860,938)	(104,091)
Russell 2000 E-Mini Index Futures	70	Short	Jun 2023	(6,242,870)	(6,347,250)	(104,380)
S&P 500 E-Mini Index Futures	401	Short	Jun 2023	(78,083,521)	(82,961,888)	(4,878,367)
S&P Mid 400 E-Mini Index Futures	51	Short	Jun 2023	(12,568,388)	(12,901,470)	(333,082)
						$(6,809,194)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 90.8%
Communication services – 5.1%
Entertainment – 4.0%
Live Nation Entertainment, Inc. (A)	92,344	$6,464,080
Spotify Technology SA (A)	125,380	16,753,276
		23,217,356
Interactive media and services – 1.1%
ZoomInfo Technologies, Inc. (A)	262,073	6,475,824
		29,693,180
Consumer discretionary – 14.5%
Automobile components – 0.8%
Mobileye Global, Inc., Class A (A)(B)	107,538	4,653,169
Broadline retail – 1.4%
Etsy, Inc. (A)	72,493	8,070,646
Hotels, restaurants and leisure – 5.8%
Aramark	168,020	6,015,116
Chipotle Mexican Grill, Inc. (A)	4,544	7,762,470
DraftKings, Inc., Class A (A)	514,412	9,959,016
Las Vegas Sands Corp. (A)	181,272	10,414,076
		34,150,678
Household durables – 1.0%
Lennar Corp., A Shares	59,376	6,241,011
Specialty retail – 3.3%
Ross Stores, Inc.	85,735	9,099,056
Ulta Beauty, Inc. (A)	19,099	10,421,751
		19,520,807
Textiles, apparel and luxury goods – 2.2%
Deckers Outdoor Corp. (A)	28,432	12,781,606
		85,417,917
Consumer staples – 3.0%
Beverages – 1.5%
Celsius Holdings, Inc. (A)	95,188	8,846,773
Food products – 1.5%
Lamb Weston Holdings, Inc.	85,119	8,896,638
		17,743,411
Energy – 4.2%
Oil, gas and consumable fuels – 4.2%
Cheniere Energy, Inc.	41,697	6,571,447
Diamondback Energy, Inc.	44,374	5,998,034
Pioneer Natural Resources Company	26,298	5,371,104
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	90,866	$6,628,675
		24,569,260
Financials – 5.7%
Capital markets – 3.9%
Ares Management Corp., Class A	109,105	9,103,721
Tradeweb Markets, Inc., Class A	176,757	13,967,338
		23,071,059
Financial services – 1.8%
Block, Inc. (A)	151,791	10,420,452
		33,491,511
Health care – 22.0%
Biotechnology – 3.0%
Exact Sciences Corp. (A)	190,834	12,940,454
United Therapeutics Corp. (A)	21,848	4,893,078
		17,833,532
Health care equipment and supplies – 10.4%
DexCom, Inc. (A)	159,392	18,518,163
Hologic, Inc. (A)	72,068	5,815,888
Inspire Medical Systems, Inc. (A)	41,520	9,718,586
Insulet Corp. (A)	56,257	17,943,733
Shockwave Medical, Inc. (A)	41,302	8,955,513
		60,951,883
Health care technology – 3.4%
Veeva Systems, Inc., Class A (A)	107,324	19,725,078
Life sciences tools and services – 4.3%
Agilent Technologies, Inc.	123,166	17,038,784
Medpace Holdings, Inc. (A)	42,238	7,942,856
		24,981,640
Pharmaceuticals – 0.9%
Jazz Pharmaceuticals PLC (A)	38,041	5,566,540
		129,058,673
Industrials – 10.8%
Aerospace and defense – 0.7%
Curtiss-Wright Corp.	22,069	3,889,882
Building products – 2.9%
Builders FirstSource, Inc. (A)	67,647	6,005,701

154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Johnson Controls International PLC	178,599	$10,755,232
		16,760,933
Construction and engineering – 2.2%
Fluor Corp. (A)	232,822	7,196,528
MasTec, Inc. (A)	62,958	5,945,754
		13,142,282
Machinery – 0.9%
The Toro Company	49,906	5,547,551
Professional services – 2.7%
CoStar Group, Inc. (A)	122,735	8,450,305
EXL Service Holdings, Inc. (A)	45,189	7,312,936
		15,763,241
Trading companies and distributors – 1.4%
WESCO International, Inc.	53,680	8,295,707
		63,399,596
Information technology – 23.3%
Communications equipment – 4.4%
Arista Networks, Inc. (A)	154,734	25,973,644
Electronic equipment, instruments and components – 2.0%
Flex, Ltd. (A)	497,112	11,438,547
IT services – 3.0%
Gartner, Inc. (A)	16,692	5,437,753
Okta, Inc. (A)	142,420	12,282,301
		17,720,054
Semiconductors and semiconductor equipment – 5.8%
First Solar, Inc. (A)	34,762	7,560,735
MKS Instruments, Inc.	63,906	5,663,350
SolarEdge Technologies, Inc. (A)	39,715	12,071,374
Universal Display Corp.	55,052	8,540,217
		33,835,676
Software – 8.1%
DocuSign, Inc. (A)	224,539	13,090,624
Paycom Software, Inc. (A)	54,474	16,560,641
Workday, Inc., Class A (A)	86,764	17,920,237
		47,571,502
		136,539,423
Materials – 2.2%
Chemicals – 2.2%
Albemarle Corp.	58,451	12,920,009
TOTAL COMMON STOCKS (Cost $536,541,634)		$532,832,980
PREFERRED SECURITIES – 0.6%
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	1,896,034
Lookout, Inc., Series F (A)(C)(D)	211,003	1,666,924
		3,562,958
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,562,958
EXCHANGE-TRADED FUNDS – 7.2%
iShares Russell Mid-Cap Growth ETF	308,948	28,129,715
Vanguard Mid-Cap Growth ETF (B)	73,049	14,236,520
TOTAL EXCHANGE-TRADED FUNDS (Cost $40,988,547)		$42,366,235
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.9438% (E)(F)	671,671	6,714,632
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 3.0%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-31-23 at 4.790% to be repurchased at $17,707,065 on 4-3-23, collateralized by $18,928,682 Federal National Mortgage Association, 3.500% due 2-1-48 (valued at $18,054,001)	$17,700,000	$17,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,415,230)		$24,414,632
Total Investments (Mid Cap Growth Trust) (Cost $607,015,696) – 102.8%		$603,176,805
Other assets and liabilities, net – (2.8%)		(16,301,025)
TOTAL NET ASSETS – 100.0%		$586,875,780
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $6,574,765.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 2.0%
Diversified telecommunication services – 0.6%
Frontier Communications Parent, Inc. (A)	115,860	$2,638,132
Iridium Communications, Inc.	65,292	4,043,534
		6,681,666
Entertainment – 0.2%
World Wrestling Entertainment, Inc., Class A (B)	22,526	2,055,723
Interactive media and services – 0.2%
TripAdvisor, Inc. (A)	54,452	1,081,417
Ziff Davis, Inc. (A)	24,524	1,914,098
		2,995,515
Media – 1.0%
Cable One, Inc.	2,506	1,759,212
John Wiley & Sons, Inc., Class A	22,245	862,439
Nexstar Media Group, Inc.	19,595	3,383,273
TEGNA, Inc.	115,942	1,960,579
The New York Times Company, Class A	85,555	3,326,378
		11,291,881
		23,024,785
Consumer discretionary – 14.6%
Automobile components – 1.8%
Adient PLC (A)	49,568	2,030,305
Autoliv, Inc.	40,310	3,763,342
Dana, Inc.	66,300	997,815
Fox Factory Holding Corp. (A)	21,964	2,665,771
Gentex Corp.	121,903	3,416,941
Lear Corp.	30,727	4,286,109

155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
The Goodyear Tire & Rubber Company (A)	146,991	$1,619,841
Visteon Corp. (A)	14,625	2,293,639
		21,073,763
Automobiles – 0.4%
Harley-Davidson, Inc.	69,129	2,624,828
Thor Industries, Inc.	27,812	2,214,948
		4,839,776
Broadline retail – 0.6%
Kohl's Corp.	57,414	1,351,526
Macy's, Inc.	140,886	2,464,096
Nordstrom, Inc. (B)	58,231	947,418
Ollie's Bargain Outlet Holdings, Inc. (A)	30,079	1,742,777
		6,505,817
Diversified consumer services – 1.0%
Graham Holdings Company, Class B	1,994	1,188,105
Grand Canyon Education, Inc. (A)	15,938	1,815,338
H&R Block, Inc.	79,132	2,789,403
Service Corp. International	79,927	5,497,379
		11,290,225
Hotels, restaurants and leisure – 3.3%
Aramark	135,378	4,846,532
Boyd Gaming Corp.	41,222	2,643,155
Choice Hotels International, Inc.	14,403	1,687,888
Churchill Downs, Inc.	17,104	4,396,583
Hilton Grand Vacations, Inc. (A)	41,256	1,833,004
Light & Wonder, Inc. (A)	48,679	2,923,174
Marriott Vacations Worldwide Corp.	19,913	2,685,467
Papa John's International, Inc.	16,706	1,251,781
Penn Entertainment, Inc. (A)	80,608	2,390,833
Texas Roadhouse, Inc.	34,773	3,757,570
The Wendy's Company	88,562	1,928,880
Travel + Leisure Company	42,239	1,655,769
Wingstop, Inc.	15,546	2,853,935
Wyndham Hotels & Resorts, Inc.	45,898	3,114,179
		37,968,750
Household durables – 1.5%
Helen of Troy, Ltd. (A)	12,468	1,186,580
KB Home	42,418	1,704,355
Leggett & Platt, Inc.	68,907	2,196,755
Taylor Morrison Home Corp. (A)	56,304	2,154,191
Tempur Sealy International, Inc.	88,550	3,496,840
Toll Brothers, Inc.	53,437	3,207,823
TopBuild Corp. (A)	16,615	3,458,246
		17,404,790
Leisure products – 1.1%
Brunswick Corp.	37,679	3,089,678
Mattel, Inc. (A)	184,168	3,390,533
Polaris, Inc.	28,312	3,132,157
Topgolf Callaway Brands Corp. (A)	72,043	1,557,570
YETI Holdings, Inc. (A)	44,820	1,792,800
		12,962,738
Specialty retail – 2.8%
AutoNation, Inc. (A)	17,775	2,388,249
Dick's Sporting Goods, Inc.	31,097	4,412,353
Five Below, Inc. (A)	28,848	5,941,823
Foot Locker, Inc.	41,220	1,636,022
GameStop Corp., Class A (A)(B)	131,370	3,024,137
Lithia Motors, Inc.	14,206	3,252,180
Murphy USA, Inc.	10,398	2,683,204
RH (A)	9,708	2,364,383
The Gap, Inc. (B)	110,026	1,104,661
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Victoria's Secret & Company (A)	42,002	$1,434,368
Williams-Sonoma, Inc.	34,592	4,208,463
		32,449,843
Textiles, apparel and luxury goods – 2.1%
Capri Holdings, Ltd. (A)	65,326	3,070,322
Carter's, Inc.	19,831	1,426,246
Columbia Sportswear Company	18,399	1,660,326
Crocs, Inc. (A)	32,086	4,056,954
Deckers Outdoor Corp. (A)	13,698	6,157,936
PVH Corp.	32,931	2,936,128
Skechers USA, Inc., Class A (A)	69,744	3,314,235
Under Armour, Inc., Class A (A)	98,061	930,599
Under Armour, Inc., Class C (A)	98,514	840,324
		24,393,070
		168,888,772
Consumer staples – 4.2%
Beverages – 0.4%
Celsius Holdings, Inc. (A)	20,994	1,951,182
Coca-Cola Consolidated, Inc.	2,392	1,279,911
The Boston Beer Company, Inc., Class A (A)	4,899	1,610,301
		4,841,394
Consumer staples distribution and retail – 1.9%
BJ's Wholesale Club Holdings, Inc. (A)	69,860	5,314,250
Casey's General Stores, Inc.	19,362	4,191,099
Grocery Outlet Holding Corp. (A)	46,002	1,300,017
Performance Food Group Company (A)	81,140	4,895,988
Sprouts Farmers Market, Inc. (A)	55,007	1,926,895
U.S. Foods Holding Corp. (A)	106,349	3,928,532
		21,556,781
Food products – 1.4%
Darling Ingredients, Inc. (A)	83,286	4,863,902
Flowers Foods, Inc.	99,842	2,736,669
Ingredion, Inc.	34,138	3,472,859
Lancaster Colony Corp.	10,316	2,092,910
Pilgrim's Pride Corp. (A)	23,348	541,207
Post Holdings, Inc. (A)	27,862	2,503,958
		16,211,505
Household products – 0.1%
Energizer Holdings, Inc.	34,519	1,197,809
Personal care products – 0.4%
BellRing Brands, Inc. (A)	69,413	2,360,042
Coty, Inc., Class A (A)	190,515	2,297,611
		4,657,653
		48,465,142
Energy – 3.7%
Energy equipment and services – 0.7%
ChampionX Corp.	103,224	2,800,467
NOV, Inc.	204,125	3,778,354
Valaris, Ltd. (A)	31,254	2,033,385
		8,612,206
Oil, gas and consumable fuels – 3.0%
Antero Midstream Corp.	174,055	1,825,837
Antero Resources Corp. (A)	143,491	3,313,207
Chord Energy Corp.	21,621	2,910,187
CNX Resources Corp. (A)	88,408	1,416,296
DT Midstream, Inc.	50,278	2,482,225
Equitrans Midstream Corp.	224,898	1,299,910
HF Sinclair Corp.	69,889	3,381,230
Matador Resources Company	58,334	2,779,615
Murphy Oil Corp.	75,936	2,808,113

156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PBF Energy, Inc., Class A	59,394	$2,575,324
PDC Energy, Inc.	47,884	3,073,195
Range Resources Corp.	125,568	3,323,785
Southwestern Energy Company (A)	573,483	2,867,415
		34,056,339
		42,668,545
Financials – 14.0%
Banks – 5.9%
Associated Banc-Corp.	78,135	1,404,867
Bank of Hawaii Corp. (B)	20,701	1,078,108
Bank OZK	57,239	1,957,574
Cadence Bank	94,805	1,968,152
Cathay General Bancorp	37,801	1,304,891
Columbia Banking System, Inc.	108,071	2,314,881
Commerce Bancshares, Inc.	59,111	3,449,127
Cullen/Frost Bankers, Inc.	33,445	3,523,096
East West Bancorp, Inc.	73,244	4,065,042
First Financial Bankshares, Inc.	67,454	2,151,783
First Horizon Corp.	278,854	4,958,024
FNB Corp.	187,321	2,172,924
Fulton Financial Corp.	87,095	1,203,653
Glacier Bancorp, Inc.	57,567	2,418,390
Hancock Whitney Corp.	44,531	1,620,928
Home BancShares, Inc.	98,317	2,134,462
International Bancshares Corp.	27,437	1,174,852
New York Community Bancorp, Inc. (B)	354,000	3,200,160
Old National Bancorp	152,211	2,194,883
PacWest Bancorp (B)	61,173	595,213
Pinnacle Financial Partners, Inc.	39,754	2,192,831
Prosperity Bancshares, Inc.	47,452	2,919,247
SouthState Corp.	39,336	2,803,083
Synovus Financial Corp.	75,604	2,330,871
Texas Capital Bancshares, Inc. (A)	25,062	1,227,036
UMB Financial Corp.	22,598	1,304,357
United Bankshares, Inc.	69,774	2,456,045
Valley National Bancorp	218,408	2,018,090
Webster Financial Corp.	90,425	3,564,554
Wintrust Financial Corp.	31,577	2,303,542
		68,010,666
Capital markets – 1.9%
Affiliated Managers Group, Inc.	19,575	2,787,872
Evercore, Inc., Class A	18,568	2,142,376
Federated Hermes, Inc.	43,930	1,763,350
Interactive Brokers Group, Inc., Class A	53,458	4,413,492
Janus Henderson Group PLC	68,869	1,834,670
Jefferies Financial Group, Inc.	94,022	2,984,258
SEI Investments Company	52,986	3,049,344
Stifel Financial Corp.	54,745	3,234,882
		22,210,244
Consumer finance – 0.4%
FirstCash Holdings, Inc.	19,486	1,858,380
Navient Corp.	52,694	842,577
SLM Corp.	125,082	1,549,766
		4,250,723
Financial services – 1.5%
Essent Group, Ltd.	55,959	2,241,158
Euronet Worldwide, Inc. (A)	24,483	2,739,648
MGIC Investment Corp.	152,485	2,046,349
The Western Union Company	194,093	2,164,137
Voya Financial, Inc.	50,407	3,602,084
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
WEX, Inc. (A)	22,653	$4,165,660
		16,959,036
Insurance – 3.7%
American Financial Group, Inc.	36,305	4,411,058
Brighthouse Financial, Inc. (A)	35,481	1,565,067
CNO Financial Group, Inc.	59,420	1,318,530
First American Financial Corp.	53,807	2,994,898
Kemper Corp.	33,237	1,816,734
Kinsale Capital Group, Inc.	11,274	3,383,891
Old Republic International Corp.	143,344	3,579,300
Primerica, Inc.	19,174	3,302,530
Reinsurance Group of America, Inc.	34,649	4,600,001
RenaissanceRe Holdings, Ltd.	22,719	4,551,524
RLI Corp.	21,030	2,795,097
Selective Insurance Group, Inc.	31,356	2,989,167
The Hanover Insurance Group, Inc.	18,500	2,377,250
Unum Group	97,179	3,844,401
		43,529,448
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	243,361	4,650,629
Starwood Property Trust, Inc.	160,879	2,845,950
		7,496,579
		162,456,696
Health care – 9.1%
Biotechnology – 1.5%
Arrowhead Pharmaceuticals, Inc. (A)	56,284	1,429,614
Exelixis, Inc. (A)	168,415	3,268,935
Halozyme Therapeutics, Inc. (A)	70,265	2,683,420
Neurocrine Biosciences, Inc. (A)	50,193	5,080,535
United Therapeutics Corp. (A)	23,684	5,304,269
		17,766,773
Health care equipment and supplies – 3.5%
Enovis Corp. (A)	24,762	1,324,519
Envista Holdings Corp. (A)	84,808	3,466,951
Globus Medical, Inc., Class A (A)	40,460	2,291,654
Haemonetics Corp. (A)	26,216	2,169,374
ICU Medical, Inc. (A)	10,468	1,726,801
Inari Medical, Inc. (A)	25,093	1,549,242
Integra LifeSciences Holdings Corp. (A)	37,759	2,167,744
Lantheus Holdings, Inc. (A)	35,769	2,953,089
LivaNova PLC (A)	27,814	1,212,134
Masimo Corp. (A)	25,131	4,637,675
Neogen Corp. (A)	112,326	2,080,278
Omnicell, Inc. (A)	23,203	1,361,320
Penumbra, Inc. (A)	19,736	5,500,226
QuidelOrtho Corp. (A)	27,800	2,476,702
Shockwave Medical, Inc. (A)	18,782	4,072,501
STAAR Surgical Company (A)	25,051	1,602,011
		40,592,221
Health care providers and services – 2.1%
Acadia Healthcare Company, Inc. (A)	47,277	3,415,763
Amedisys, Inc. (A)	16,885	1,241,892
Chemed Corp.	7,727	4,155,194
Encompass Health Corp.	51,856	2,805,410
HealthEquity, Inc. (A)	43,984	2,582,301
Option Care Health, Inc. (A)	86,964	2,762,846
Patterson Companies, Inc.	44,893	1,201,786
Progyny, Inc. (A)	39,097	1,255,796
R1 RCM, Inc. (A)	71,427	1,071,405

157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (A)	56,187	$3,338,632
		23,831,025
Life sciences tools and services – 1.4%
Azenta, Inc. (A)	35,910	1,602,304
Bruker Corp.	51,975	4,097,709
Medpace Holdings, Inc. (A)	13,091	2,461,763
Repligen Corp. (A)	26,834	4,517,772
Sotera Health Company (A)	51,311	918,980
Syneos Health, Inc. (A)	53,475	1,904,780
		15,503,308
Pharmaceuticals – 0.6%
Jazz Pharmaceuticals PLC (A)	32,721	4,788,064
Perrigo Company PLC	69,967	2,509,716
		7,297,780
		104,991,107
Industrials – 21.1%
Aerospace and defense – 1.6%
Axon Enterprise, Inc. (A)	35,132	7,899,430
Curtiss-Wright Corp.	19,907	3,508,808
Hexcel Corp.	43,799	2,989,282
Mercury Systems, Inc. (A)	30,196	1,543,620
Woodward, Inc.	31,038	3,022,170
		18,963,310
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	61,652	3,110,960
Building products – 3.1%
Advanced Drainage Systems, Inc.	32,504	2,737,162
Builders FirstSource, Inc. (A)	76,481	6,789,975
Carlisle Companies, Inc.	26,875	6,075,631
Fortune Brands Innovations, Inc.	66,643	3,913,943
Lennox International, Inc.	16,773	4,214,719
Owens Corning	48,565	4,652,527
Simpson Manufacturing Company, Inc.	22,136	2,426,991
Trex Company, Inc. (A)	57,026	2,775,455
UFP Industries, Inc.	32,031	2,545,504
		36,131,907
Commercial services and supplies – 1.2%
Clean Harbors, Inc. (A)	26,133	3,725,520
MSA Safety, Inc.	19,147	2,556,125
Stericycle, Inc. (A)	47,904	2,089,093
Tetra Tech, Inc.	27,659	4,063,384
The Brink's Company	24,138	1,612,418
		14,046,540
Construction and engineering – 1.9%
AECOM	72,207	6,088,494
EMCOR Group, Inc.	24,764	4,026,379
Fluor Corp. (A)	73,837	2,282,302
MasTec, Inc. (A)	30,790	2,907,808
MDU Resources Group, Inc.	105,673	3,220,913
Valmont Industries, Inc.	11,086	3,539,538
		22,065,434
Electrical equipment – 2.0%
Acuity Brands, Inc.	16,656	3,043,551
EnerSys	21,229	1,844,376
Hubbell, Inc.	27,854	6,777,157
nVent Electric PLC	86,569	3,717,273
Regal Rexnord Corp.	34,376	4,837,734
SunPower Corp. (A)(B)	44,353	613,846
Sunrun, Inc. (A)	110,741	2,231,431
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (A)	11,583	$543,706
		23,609,074
Ground transportation – 1.9%
Avis Budget Group, Inc. (A)	12,929	2,518,569
Hertz Global Holdings, Inc. (A)	83,771	1,364,630
Knight-Swift Transportation Holdings, Inc.	83,507	4,724,826
Landstar System, Inc.	18,670	3,346,784
Ryder System, Inc.	26,113	2,330,324
Saia, Inc. (A)	13,751	3,741,372
Werner Enterprises, Inc.	30,555	1,389,947
XPO, Inc. (A)	59,761	1,906,376
		21,322,828
Machinery – 4.6%
AGCO Corp.	32,175	4,350,060
Chart Industries, Inc. (A)	22,116	2,773,346
Crane Holdings Company	24,799	2,814,687
Donaldson Company, Inc.	63,236	4,131,840
Esab Corp.	26,849	1,585,970
Flowserve Corp.	67,917	2,309,178
Graco, Inc.	87,578	6,394,070
ITT, Inc.	42,976	3,708,829
Lincoln Electric Holdings, Inc.	30,004	5,073,676
Oshkosh Corp.	33,983	2,826,706
Terex Corp.	35,077	1,697,025
The Middleby Corp. (A)	28,001	4,105,227
The Timken Company	34,400	2,811,168
The Toro Company	54,397	6,046,771
Watts Water Technologies, Inc., Class A	14,194	2,389,134
		53,017,687
Marine transportation – 0.2%
Kirby Corp. (A)	31,125	2,169,413
Passenger airlines – 0.1%
JetBlue Airways Corp. (A)	168,305	1,225,260
Professional services – 3.1%
ASGN, Inc. (A)	25,931	2,143,716
CACI International, Inc., Class A (A)	12,216	3,619,356
Concentrix Corp.	22,188	2,696,951
EXL Service Holdings, Inc. (A)	17,183	2,780,725
Exponent, Inc.	26,278	2,619,654
FTI Consulting, Inc. (A)	17,888	3,530,197
Genpact, Ltd.	87,454	4,042,124
Insperity, Inc.	18,490	2,247,460
KBR, Inc.	71,295	3,924,790
ManpowerGroup, Inc.	26,272	2,168,228
Maximus, Inc.	31,581	2,485,425
Science Applications International Corp.	28,388	3,050,574
		35,309,200
Trading companies and distributors – 1.1%
GATX Corp.	18,292	2,012,486
MSC Industrial Direct Company, Inc., Class A	24,589	2,065,476
Univar Solutions, Inc. (A)	84,791	2,970,229
Watsco, Inc. (B)	17,285	5,499,396
		12,547,587
		243,519,200
Information technology – 10.0%
Communications equipment – 0.7%
Calix, Inc. (A)	29,586	1,585,514
Ciena Corp. (A)	77,125	4,050,605

158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Lumentum Holdings, Inc. (A)	35,597	$1,922,594
		7,558,713
Electronic equipment, instruments and components – 3.4%
Arrow Electronics, Inc. (A)	30,288	3,782,063
Avnet, Inc.	47,486	2,146,367
Belden, Inc.	22,245	1,930,199
Cognex Corp.	89,865	4,452,811
Coherent Corp. (A)	72,213	2,749,871
IPG Photonics Corp. (A)	16,708	2,060,263
Jabil, Inc.	69,258	6,105,785
Littelfuse, Inc.	12,865	3,448,978
National Instruments Corp.	67,851	3,556,071
Novanta, Inc. (A)	18,547	2,950,642
TD SYNNEX Corp.	21,806	2,110,603
Vishay Intertechnology, Inc.	67,331	1,523,027
Vontier Corp.	82,103	2,244,696
		39,061,376
IT services – 0.1%
Kyndryl Holdings, Inc. (A)	106,403	1,570,508
Semiconductors and semiconductor equipment – 2.9%
Allegro MicroSystems, Inc. (A)	33,836	1,623,790
Amkor Technology, Inc.	52,195	1,358,114
Cirrus Logic, Inc. (A)	28,715	3,140,847
Lattice Semiconductor Corp. (A)	71,224	6,801,892
MACOM Technology Solutions Holdings, Inc. (A)	26,833	1,900,850
MKS Instruments, Inc.	29,722	2,633,964
Power Integrations, Inc.	29,614	2,506,529
Silicon Laboratories, Inc. (A)	16,577	2,902,467
SiTime Corp. (A)	8,356	1,188,474
Synaptics, Inc. (A)	20,473	2,275,574
Universal Display Corp.	22,583	3,503,301
Wolfspeed, Inc. (A)(B)	64,654	4,199,277
		34,035,079
Software – 2.6%
ACI Worldwide, Inc. (A)	58,396	1,575,524
Aspen Technology, Inc. (A)	15,146	3,466,465
Blackbaud, Inc. (A)	23,178	1,606,235
CommVault Systems, Inc. (A)	23,152	1,313,644
Dynatrace, Inc. (A)	112,656	4,765,349
Envestnet, Inc. (A)	28,751	1,686,821
Manhattan Associates, Inc. (A)	32,477	5,029,063
NCR Corp. (A)	71,713	1,691,710
Paylocity Holding Corp. (A)	21,446	4,263,036
Qualys, Inc. (A)	17,964	2,335,679
Teradata Corp. (A)	52,901	2,130,852
		29,864,378
Technology hardware, storage and peripherals – 0.3%
Super Micro Computer, Inc. (A)	24,249	2,583,731
Xerox Holdings Corp.	58,286	897,604
		3,481,335
		115,571,389
Materials – 6.7%
Chemicals – 2.8%
Ashland, Inc.	25,947	2,665,016
Avient Corp.	44,424	1,828,492
Axalta Coating Systems, Ltd. (A)	114,637	3,472,355
Cabot Corp.	29,269	2,243,176
Ingevity Corp. (A)	18,256	1,305,669
NewMarket Corp.	3,479	1,269,765
Olin Corp.	63,938	3,548,559
RPM International, Inc.	67,083	5,852,321
Sensient Technologies Corp.	21,846	1,672,530
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Chemours Company	77,084	$2,307,895
The Scotts Miracle-Gro Company	21,227	1,480,371
Valvoline, Inc.	89,348	3,121,819
Westlake Corp.	17,895	2,075,462
		32,843,430
Construction materials – 0.2%
Eagle Materials, Inc.	18,735	2,749,361
Containers and packaging – 0.9%
AptarGroup, Inc.	33,925	4,009,596
Greif, Inc., Class A	13,306	843,201
Silgan Holdings, Inc.	43,475	2,333,303
Sonoco Products Company	50,673	3,091,053
		10,277,153
Metals and mining – 2.6%
Alcoa Corp.	91,963	3,913,945
Cleveland-Cliffs, Inc. (A)	267,781	4,908,426
Commercial Metals Company	60,864	2,976,250
MP Materials Corp. (A)	47,976	1,352,443
Reliance Steel & Aluminum Company	30,499	7,830,313
Royal Gold, Inc.	34,112	4,424,668
U.S. Steel Corp.	117,757	3,073,458
Worthington Industries, Inc.	15,757	1,018,690
		29,498,193
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	37,257	2,019,702
		77,387,839
Real estate – 7.4%
Health care REITs – 1.1%
Healthcare Realty Trust, Inc.	197,767	3,822,836
Medical Properties Trust, Inc.	311,267	2,558,615
Omega Healthcare Investors, Inc.	121,731	3,336,647
Physicians Realty Trust	118,618	1,770,967
Sabra Health Care REIT, Inc.	120,030	1,380,345
		12,869,410
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	116,841	1,444,155
Industrial REITs – 1.2%
EastGroup Properties, Inc.	22,645	3,743,671
First Industrial Realty Trust, Inc.	68,665	3,652,978
Rexford Industrial Realty, Inc.	98,275	5,862,104
		13,258,753
Office REITs – 0.7%
Corporate Office Properties Trust	58,422	1,385,186
Cousins Properties, Inc.	78,744	1,683,547
Douglas Emmett, Inc.	91,351	1,126,358
Highwoods Properties, Inc.	54,674	1,267,890
Kilroy Realty Corp.	54,761	1,774,256
Vornado Realty Trust	83,731	1,286,945
		8,524,182
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc. (A)	24,665	3,588,511
Residential REITs – 0.4%
Apartment Income REIT Corp.	77,290	2,767,755
Independence Realty Trust, Inc.	116,321	1,864,626
		4,632,381
Retail REITs – 1.5%
Agree Realty Corp.	46,028	3,157,981
Brixmor Property Group, Inc.	155,853	3,353,957
Kite Realty Group Trust	113,857	2,381,888
National Retail Properties, Inc.	94,298	4,163,257
Spirit Realty Capital, Inc.	72,576	2,891,428

159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
The Macerich Company	111,851	$1,185,621
		17,134,132
Specialized REITs – 2.1%
CubeSmart	116,702	5,393,966
EPR Properties	38,986	1,485,367
Lamar Advertising Company, Class A	45,347	4,529,712
Life Storage, Inc.	44,170	5,790,245
National Storage Affiliates Trust	43,913	1,834,685
PotlatchDeltic Corp.	41,977	2,077,862
Rayonier, Inc.	76,537	2,545,621
		23,657,458
		85,108,982
Utilities – 3.6%
Electric utilities – 1.3%
ALLETE, Inc.	29,705	1,912,111
Hawaiian Electric Industries, Inc.	56,887	2,184,461
IDACORP, Inc.	26,275	2,846,371
OGE Energy Corp.	104,037	3,918,033
PNM Resources, Inc.	44,605	2,171,371
Portland General Electric Company	46,391	2,268,056
		15,300,403
Gas utilities – 1.3%
National Fuel Gas Company	47,702	2,754,313
New Jersey Resources Corp.	50,349	2,678,567
ONE Gas, Inc.	28,135	2,229,136
Southwest Gas Holdings, Inc.	32,064	2,002,397
Spire, Inc.	27,306	1,915,243
UGI Corp.	108,898	3,785,294
		15,364,950
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	25,339	2,147,987
Multi-utilities – 0.3%
Black Hills Corp.	33,818	2,133,916
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NorthWestern Corp.	30,025	$1,737,247
		3,871,163
Water utilities – 0.5%
Essential Utilities, Inc.	124,035	5,414,128
		42,098,631
TOTAL COMMON STOCKS (Cost $946,126,181)		$1,114,181,088
SHORT-TERM INVESTMENTS – 5.0%
Short-term funds – 5.0%
John Hancock Collateral Trust, 4.9438% (C)(D)	5,771,858	57,700,687
TOTAL SHORT-TERM INVESTMENTS (Cost $57,698,230)		$57,700,687
Total Investments (Mid Cap Index Trust) (Cost $1,003,824,411) – 101.4%		$1,171,881,775
Other assets and liabilities, net – (1.4%)		(16,513,875)
TOTAL NET ASSETS – 100.0%		$1,155,367,900
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $16,895,306.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $17,238,262.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	165	Long	Jun 2023	$40,256,727	$41,740,050	$1,483,323
						$1,483,323

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.6%
Communication services – 4.7%
Entertainment – 1.0%
Madison Square Garden Entertainment Corp. (A)	54,381	$3,212,286
Madison Square Garden Sports Corp.	14,249	2,776,418
		5,988,704
Media – 3.7%
DISH Network Corp., Class A (A)	131,793	1,229,629
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	662,548	$11,442,204
News Corp., Class B	56,942	992,499
Paramount Global, Class B (B)	192,534	4,295,434
Scholastic Corp.	113,363	3,879,282
		21,839,048
		27,827,752

160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 8.2%
Automobiles – 1.0%
General Motors Company	162,733	$5,969,046
Diversified consumer services – 1.8%
Bright Horizons Family Solutions, Inc. (A)	72,007	5,543,819
Strategic Education, Inc.	54,346	4,881,901
		10,425,720
Hotels, restaurants and leisure – 1.0%
Compass Group PLC	241,083	6,058,787
Household durables – 0.7%
Mohawk Industries, Inc. (A)	39,519	3,960,594
Specialty retail – 2.1%
Bath & Body Works, Inc.	89,960	3,290,737
Best Buy Company, Inc.	58,891	4,609,399
Burlington Stores, Inc. (A)	24,180	4,886,778
		12,786,914
Textiles, apparel and luxury goods – 1.6%
Ralph Lauren Corp.	80,489	9,390,652
		48,591,713
Consumer staples – 7.3%
Beverages – 2.0%
Constellation Brands, Inc., Class A	31,511	7,118,020
Monster Beverage Corp. (A)	90,712	4,899,355
		12,017,375
Consumer staples distribution and retail – 1.5%
Sysco Corp.	116,443	8,992,893
Food products – 3.3%
Bunge, Ltd.	45,594	4,355,139
Flowers Foods, Inc.	379,360	10,398,258
Tyson Foods, Inc., Class A	76,000	4,508,320
		19,261,717
Household products – 0.5%
Kimberly-Clark Corp.	22,249	2,986,261
		43,258,246
Energy – 6.5%
Energy equipment and services – 4.2%
Expro Group Holdings NV (A)	220,699	4,052,034
NOV, Inc.	82,507	1,527,205
SEACOR Marine Holdings, Inc. (A)	129,032	981,934
TechnipFMC PLC (A)	744,707	10,165,251
Tidewater, Inc. (A)	185,899	8,194,428
		24,920,852
Oil, gas and consumable fuels – 2.3%
Cameco Corp.	176,038	4,606,914
Equitrans Midstream Corp.	355,535	2,054,992
Imperial Oil, Ltd.	64,389	3,271,605
Suncor Energy, Inc.	123,059	3,820,982
		13,754,493
		38,675,345
Financials – 15.2%
Banks – 3.7%
Fifth Third Bancorp	362,148	9,647,623
Popular, Inc.	109,767	6,301,723
Webster Financial Corp.	154,240	6,080,141
		22,029,487
Capital markets – 2.3%
Main Street Capital Corp.	90,687	3,578,509
Open Lending Corp., Class A (A)	327,613	2,306,396
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	104,378	$7,900,371
		13,785,276
Consumer finance – 0.7%
OneMain Holdings, Inc.	113,205	4,197,641
Financial services – 4.0%
Apollo Global Management, Inc.	83,095	5,248,280
Corebridge Financial, Inc.	74,389	1,191,712
FleetCor Technologies, Inc. (A)	35,145	7,410,323
Global Payments, Inc.	56,276	5,922,486
Jackson Financial, Inc., Class A	111,484	4,170,616
		23,943,417
Insurance – 4.5%
Assurant, Inc.	8,900	1,068,623
Brown & Brown, Inc.	90,743	5,210,463
CNA Financial Corp.	123,122	4,805,452
Kemper Corp.	117,067	6,398,882
RenaissanceRe Holdings, Ltd.	40,000	8,013,600
The Allstate Corp.	8,500	941,885
		26,438,905
		90,394,726
Health care – 11.3%
Health care equipment and supplies – 4.8%
Baxter International, Inc.	129,448	5,250,411
Dentsply Sirona, Inc.	155,101	6,092,367
Koninklijke Philips NV, NYRS	350,799	6,437,162
Teleflex, Inc.	11,800	2,989,058
Zimmer Biomet Holdings, Inc.	60,793	7,854,456
		28,623,454
Health care providers and services – 4.5%
Cardinal Health, Inc.	60,199	4,545,025
Centene Corp. (A)	63,004	3,982,483
Fresenius SE & Company KGaA	73,574	1,986,736
Patterson Companies, Inc.	55,476	1,485,093
Select Medical Holdings Corp.	560,607	14,491,687
		26,491,024
Life sciences tools and services – 1.3%
Charles River Laboratories International, Inc. (A)	37,899	7,648,776
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	189,240	1,778,856
Viatris, Inc.	266,351	2,562,297
		4,341,153
		67,104,407
Industrials – 15.3%
Aerospace and defense – 4.0%
Huntington Ingalls Industries, Inc.	5,300	1,097,206
Rolls-Royce Holdings PLC (A)	3,230,976	5,951,009
Spirit AeroSystems Holdings, Inc., Class A	188,732	6,516,916
Textron, Inc.	143,126	10,108,989
		23,674,120
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	37,590	3,735,318
Building products – 1.4%
Armstrong World Industries, Inc.	15,700	1,118,468
Fortune Brands Innovations, Inc.	41,899	2,460,728

161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trane Technologies PLC	27,082	$4,982,546
		8,561,742
Electrical equipment – 0.7%
Rockwell Automation, Inc.	14,401	4,225,973
Ground transportation – 1.2%
JB Hunt Transport Services, Inc.	39,363	6,906,632
Machinery – 4.8%
Alstom SA (B)	32,551	886,243
Alstom SA, ADR	1,240,785	3,306,692
Esab Corp.	41,074	2,426,241
PACCAR, Inc.	55,736	4,079,875
Stanley Black & Decker, Inc.	149,250	12,026,565
The Middleby Corp. (A)	39,732	5,825,109
		28,550,725
Passenger airlines – 1.1%
Southwest Airlines Company	205,437	6,684,920
Professional services – 0.9%
SS&C Technologies Holdings, Inc.	79,300	4,478,071
TransUnion	8,600	534,404
		5,012,475
Trading companies and distributors – 0.6%
Ashtead Group PLC	60,771	3,731,634
		91,083,539
Information technology – 7.2%
Communications equipment – 1.7%
Arista Networks, Inc. (A)	29,700	4,985,442
Motorola Solutions, Inc.	17,050	4,878,517
		9,863,959
Electronic equipment, instruments and components – 1.3%
Corning, Inc.	209,260	7,382,693
Semiconductors and semiconductor equipment – 1.8%
Marvell Technology, Inc.	159,925	6,924,753
MKS Instruments, Inc.	44,900	3,979,038
		10,903,791
Technology hardware, storage and peripherals – 2.4%
Pure Storage, Inc., Class A (A)	35,500	905,605
Western Digital Corp. (A)	360,812	13,591,788
		14,497,393
		42,647,836
Materials – 6.2%
Chemicals – 0.8%
The Scotts Miracle-Gro Company	67,247	4,689,806
Construction materials – 1.7%
Summit Materials, Inc., Class A (A)	224,503	6,396,090
Vulcan Materials Company	22,158	3,801,426
		10,197,516
Containers and packaging – 1.9%
Ball Corp.	102,471	5,647,177
Westrock Company	185,892	5,664,129
		11,311,306
Metals and mining – 1.8%
Franco-Nevada Corp.	35,063	5,114,295
Freeport-McMoRan, Inc.	68,012	2,782,371
Fresnillo PLC	285,881	2,639,837
		10,536,503
		36,735,131
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 7.0%
Health care REITs – 0.1%
Omega Healthcare Investors, Inc.	30,067	$824,136
Industrial REITs – 1.0%
Rexford Industrial Realty, Inc.	95,890	5,719,839
Office REITs – 0.5%
Douglas Emmett, Inc.	83,623	1,031,072
Vornado Realty Trust	106,667	1,639,472
		2,670,544
Residential REITs – 1.4%
Apartment Investment and Management Company, Class A	446,352	3,432,447
Equity Residential	80,377	4,822,620
		8,255,067
Retail REITs – 1.1%
Regency Centers Corp.	83,560	5,112,201
Simon Property Group, Inc.	13,668	1,530,406
		6,642,607
Specialized REITs – 2.9%
Digital Realty Trust, Inc.	31,672	3,113,674
Rayonier, Inc.	159,827	5,315,846
SBA Communications Corp.	13,764	3,593,367
Weyerhaeuser Company	170,984	5,151,748
		17,174,635
		41,286,828
Utilities – 6.7%
Electric utilities – 4.7%
Evergy, Inc.	89,168	5,449,948
FirstEnergy Corp.	293,872	11,772,512
PG&E Corp. (A)	665,452	10,760,359
		27,982,819
Multi-utilities – 2.0%
Ameren Corp.	83,038	7,173,653
CenterPoint Energy, Inc.	150,850	4,444,041
		11,617,694
		39,600,513
TOTAL COMMON STOCKS (Cost $523,194,901)		$567,206,036
SHORT-TERM INVESTMENTS – 5.9%
Short-term funds – 5.9%
John Hancock Collateral Trust, 4.9438% (C)(D)	457,708	4,575,662
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (C)	2,001,589	2,001,589
T. Rowe Price Government Reserve Fund, 4.8116% (C)	28,618,565	28,618,565
TOTAL SHORT-TERM INVESTMENTS (Cost $35,196,283)		$35,195,816
Total Investments (Mid Value Trust) (Cost $558,391,184) – 101.5%		$602,401,852
Other assets and liabilities, net – (1.5%)		(8,889,984)
TOTAL NET ASSETS – 100.0%		$593,511,868
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $4,418,202.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.

162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 30.3%
U.S. Government - 9.3%
U.S. Treasury Bonds 3.625%, 02/15/2053		$80,500	$79,921
U.S. Treasury Notes
3.500%, 02/15/2033 (A)		245,100	245,483
4.000%, 02/29/2028		20,000	20,361
4.125%, 11/15/2032		27,600	29,002
U.S. Treasury Treasury Inflation Protected Securities
1.125%, 01/15/2033		1,325,399	1,321,930
1.625%, 10/15/2027		13,287,257	13,545,736
			15,242,433
U.S. Government Agency - 21.0%
Federal National Mortgage Association
2.500%, TBA (B)		3,358,000	2,894,307
4.500%, TBA (B)		4,770,000	4,672,362
5.000%, TBA (B)		5,729,000	5,712,661
5.500%, TBA (B)		20,610,000	20,819,297
Government National Mortgage Association 3.000%, TBA (B)		150,000	136,450
			34,235,077
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $48,922,871)			$49,477,510
FOREIGN GOVERNMENT OBLIGATIONS - 42.3%
Angola - 0.1%
Republic of Angola 8.750%, 04/14/2032		200,000	168,640
Argentina - 0.3%
Republic of Argentina
1.000%, 07/09/2029		34,723	9,715
1.500%, (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	398,848
			408,563
Australia - 1.2%
Commonwealth of Australia
0.250%, 11/21/2032	AUD	685,000	467,023
1.750%, 06/21/2051		980,000	421,722
Commonwealth of Australia, Inflation Linked Bond 1.522%, 08/21/2040		1,370,000	1,090,580
			1,979,325
Benin - 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	280,000	208,086
Brazil - 6.8%
Federative Republic of Brazil
10.000%, 01/01/2025 to 01/01/2033	BRL	55,462,000	10,219,198
11.850%, 01/01/2026 (C)		1,697,000	244,771
11.910%, 01/01/2025 (C)		1,830,000	295,412
12.874%, 01/01/2024 (C)		1,533,000	275,642
12.956%, 07/01/2023 (C)		324,000	61,965
			11,096,988
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bulgaria - 0.1%
Republic of Bulgaria
4.125%, 09/23/2029	EUR	102,000	$108,547
4.500%, 01/27/2033 (D)		50,000	53,122
			161,669
Canada - 1.8%
Government of Canada 4.000%, 12/01/2031	CAD	1,111,341	1,020,929
Province of Ontario 2.000%, 12/01/2036		2,785,083	1,975,544
			2,996,473
Chile - 0.2%
Republic of Chile
1.250%, 01/22/2051	EUR	100,000	58,252
4.700%, 09/01/2030 (D)	CLP	80,000,000	97,593
5.000%, 03/01/2035		30,000,000	37,722
6.000%, 01/01/2043		70,000,000	99,537
			293,104
Colombia - 1.3%
Republic of Colombia
3.875%, 02/15/2061		$645,000	370,990
6.000%, 04/28/2028	COP	132,500,000	22,759
6.125%, 01/18/2041		$645,000	526,344
6.250%, 07/09/2036	COP	66,600,000	9,001
7.000%, 06/30/2032		723,800,000	114,756
7.250%, 10/18/2034		1,489,300,000	228,614
7.500%, 02/02/2034		$200,000	196,270
7.750%, 09/18/2030	COP	1,698,500,000	297,076
9.250%, 05/28/2042		1,853,700,000	313,553
			2,079,363
Czech Republic - 0.8%
Czech Republic
0.450%, 10/25/2023	CZK	300,000	13,422
0.950%, 05/15/2030		7,560,000	270,247
1.200%, 03/13/2031		1,310,000	46,558
1.500%, 04/24/2040		940,000	27,236
1.750%, 06/23/2032 to 06/23/2032		4,740,000	171,996
2.000%, 10/13/2033		3,340,000	120,775
2.500%, 08/25/2028		6,220,000	256,167
3.500%, 05/30/2035		920,000	38,008
5.000%, 09/30/2030		4,660,000	218,573
6.000%, 02/26/2026		2,430,000	115,212
			1,278,194
Dominican Republic - 0.1%
Government of the Dominican Republic 13.625%, 02/03/2033 (D)	DOP	11,600,000	237,552
Gabon - 0.2%
Republic of Gabon 6.625%, 02/06/2031		$420,000	319,544
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		250,000	171,875
Greece - 0.8%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	1,231,881
Hungary - 1.0%
Republic of Hungary
0.500%, 11/18/2030		69,000	52,848
1.000%, 11/26/2025	HUF	11,030,000	24,867
1.625%, 04/28/2032	EUR	990,000	789,894
1.750%, 06/05/2035		130,000	96,168
3.000%, 08/21/2030 to 10/27/2038	HUF	62,140,000	106,929
3.250%, 10/22/2031		65,610,000	128,992

163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary (continued)
Republic of Hungary (continued)
4.250%, 06/16/2031	EUR	100,000	$98,567
4.500%, 03/23/2028	HUF	19,240,000	44,517
4.750%, 11/24/2032		28,850,000	62,370
6.125%, 05/22/2028 (D)		$200,000	204,904
7.625%, 03/29/2041		28,000	31,441
			1,641,497
Iceland - 2.0%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	2,895,380
6.500%, 01/24/2031		46,170,000	336,612
			3,231,992
Indonesia - 1.1%
Republic of Indonesia
1.100%, 03/12/2033	EUR	280,000	223,279
1.400%, 10/30/2031		380,000	322,613
6.375%, 08/15/2028 to 04/15/2032	IDR	5,415,000,000	357,062
6.500%, 06/15/2025		1,112,000,000	74,509
7.000%, 05/15/2027 to 02/15/2033		3,521,000,000	239,353
7.500%, 08/15/2032 to 05/15/2038		7,129,000,000	500,118
8.375%, 03/15/2034		1,937,000,000	143,003
			1,859,937
Japan - 4.0%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	829,887,356	6,465,965
Malaysia - 1.2%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,580,000	326,508
3.478%, 06/14/2024		1,345,000	306,322
3.502%, 05/31/2027		305,000	69,064
3.582%, 07/15/2032		595,000	131,542
3.882%, 03/14/2025		1,875,000	430,319
3.885%, 08/15/2029		1,510,000	342,632
3.906%, 07/15/2026		485,000	111,749
4.254%, 05/31/2035		240,000	54,814
4.696%, 10/15/2042		405,000	97,746
			1,870,696
Mexico - 1.6%
Government of Mexico
3.625%, 04/09/2029	EUR	550,000	575,693
5.500%, 03/04/2027	MXN	8,401,800	410,345
5.625%, 03/19/2114	GBP	100,000	92,520
5.750%, 03/05/2026	MXN	2,445,200	122,370
7.500%, 05/26/2033		5,103,900	258,177
7.750%, 05/29/2031 to 11/13/2042		3,888,400	192,886
8.000%, 11/07/2047 to 07/31/2053		3,890,700	191,745
8.500%, 05/31/2029 to 11/18/2038		7,363,500	392,266
10.000%, 11/20/2036		1,712,300	103,703
11.551%, 01/23/2025 (C)		5,348,530	242,616
			2,582,321
New Zealand - 3.7%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	352,860
2.750%, 05/15/2051		2,975,000	1,378,942
Government of New Zealand, Inflation Linked Bond
3.048%, 09/20/2040		1,925,000	1,479,170
3.080%, 09/20/2035		2,315,000	1,817,120
3.754%, 09/20/2030		1,280,000	1,073,099
			6,101,191
North Macedonia - 0.6%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	820,000	702,538
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
North Macedonia (continued)
Republic of North Macedonia (continued)
2.750%, 01/18/2025	EUR	150,000	$152,742
6.960%, 02/15/2027 (D)		100,000	108,830
			964,110
Panama - 0.1%
Republic of Panama 4.500%, 04/01/2056		$285,000	211,614
Peru - 0.7%
Republic of Peru
5.400%, 08/12/2034	PEN	155,000	34,542
5.940%, 02/12/2029		465,000	116,625
6.150%, 08/12/2032		70,000	16,992
6.350%, 08/12/2028		2,120,000	549,422
6.900%, 08/12/2037		395,000	98,259
6.950%, 08/12/2031		310,000	80,194
8.200%, 08/12/2026		665,000	184,986
			1,081,020
Philippines - 0.1%
Republic of the Philippines 1.750%, 04/28/2041	EUR	215,000	146,593
Poland - 1.1%
Republic of Poland
1.750%, 04/25/2032	PLN	2,530,000	414,975
2.750%, 04/25/2028 to 10/25/2029		1,500,000	292,577
3.250%, 07/25/2025		1,085,000	236,570
3.750%, 05/25/2027		1,900,000	402,510
4.875%, 10/04/2033		$50,000	49,770
5.500%, 04/04/2053		180,000	182,160
7.500%, 07/25/2028	PLN	805,000	197,977
			1,776,539
Romania - 1.2%
Republic of Romania
2.625%, 12/02/2040 (D)	EUR	540,000	338,360
3.650%, 09/24/2031	RON	365,000	61,159
3.700%, 11/25/2024		90,000	18,773
3.875%, 10/29/2035	EUR	520,000	429,228
4.750%, 10/11/2034	RON	540,000	92,934
4.850%, 07/25/2029		335,000	64,061
5.800%, 07/26/2027		1,130,000	233,874
6.625%, 02/17/2028 (D)		$84,000	87,084
6.700%, 02/25/2032	RON	690,000	143,363
7.625%, 01/17/2053 (D)		$178,000	190,343
8.250%, 09/29/2032	RON	1,055,000	241,815
			1,900,994
Russia - 0.3%
Government of Russia
6.900%, 05/23/2029	RUB	164,290,000	340,640
7.650%, 04/10/2030		84,090,000	174,353
			514,993
Serbia - 0.0%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	71,439
South Africa - 1.6%
Republic of South Africa
6.250%, 03/31/2036	ZAR	4,615,000	174,098
7.000%, 02/28/2031		2,135,000	99,299
8.000%, 01/31/2030		7,935,000	405,893
8.250%, 03/31/2032		11,775,000	576,845
8.500%, 01/31/2037		7,080,000	319,885
8.750%, 01/31/2044		5,915,000	256,672
8.875%, 02/28/2035		7,790,000	375,417
9.000%, 01/31/2040		4,160,000	189,780

164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa (continued)
10.500%, 12/21/2026	ZAR	2,200,000	$131,454
			2,529,343
South Korea - 5.7%
Republic of Korea
1.375%, 12/10/2029	KRW	5,101,550,000	3,479,827
2.375%, 12/10/2031		3,109,210,000	2,223,166
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030		3,063,035,901	2,342,488
1.750%, 06/10/2028		1,591,625,064	1,281,455
			9,326,936
Spain - 0.5%
Kingdom of Spain 1.900%, 10/31/2052 (D)	EUR	1,150,000	826,523
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.750%, 04/18/2028		$200,000	70,009
Sweden - 1.1%
Kingdom of Sweden, Inflation Linked Bond 0.158%, 06/01/2032 (D)	SEK	15,200,000	1,797,091
Thailand - 0.6%
Kingdom of Thailand
1.000%, 06/17/2027	THB	7,960,000	223,953
1.585%, 12/17/2035		10,440,000	272,279
1.600%, 12/17/2029		1,010,000	28,469
2.000%, 12/17/2031 to 06/17/2042		13,405,000	371,686
2.875%, 06/17/2046		775,000	21,967
3.450%, 06/17/2043		3,690,000	117,348
			1,035,702
Ukraine - 0.1%
Republic of Ukraine 7.253%, 03/15/2035		$520,000	88,400
Uzbekistan - 0.1%
Republic of Uzbekistan 3.700%, 11/25/2030		200,000	160,300
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $81,448,203)			$68,886,462
CORPORATE BONDS - 21.5%
Australia - 0.3%
BHP Billiton Finance USA, Ltd. 4.900%, 02/28/2033		260,000	265,261
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (D)		85,000	74,545
FMG Resources Proprietary, Ltd. 5.875%, 04/15/2030 (D)		135,000	129,348
			469,154
Austria - 0.1%
Klabin Austria GmbH 7.000%, 04/03/2049 (D)		200,000	199,300
Bermuda - 0.0%
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (D)		20,000	21,515
Canada - 0.6%
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (D)		19,000	11,210
5.250%, 01/30/2030 (D)		185,000	69,038
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$239,000	$222,696
Enbridge, Inc.
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080		71,000	63,168
6.000%, (6.000% to 1-15-27, then 3 month LIBOR + 3.890%), 01/15/2077		225,000	207,719
Enerflex, Ltd. 9.000%, 10/15/2027 (D)		85,000	82,663
goeasy, Ltd. 4.375%, 05/01/2026 (D)		40,000	35,000
Nutrien, Ltd. 5.800%, 03/27/2053		30,000	30,900
The Bank of Nova Scotia
3.625%, (3.625% to 10-27-26, then 5 Year CMT + 2.613%), 10/27/2081		200,000	146,619
4.900%, (4.900% to 6-4-25, then 5 Year CMT + 4.551%), 06/04/2025 (F)		88,000	80,080
TransCanada Pipelines, Ltd. 7.074%, (3 month LIBOR + 2.210%), 05/15/2067 (G)		20,000	15,500
Transcanada Trust 5.600%, (5.600% to 12-7-31, then 5 Year CMT + 3.986%), 03/07/2082		110,000	92,014
			1,056,607
Chile - 0.1%
VTR Comunicaciones SpA 4.375%, 04/15/2029		200,000	121,422
China - 0.2%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027		260,000	54,433
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030		290,000	132,706
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	29,208
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (H)		200,000	18,165
7.375%, 01/13/2026 (H)		200,000	17,837
			252,349
Colombia - 0.0%
Ecopetrol SA 8.875%, 01/13/2033		50,000	50,613
Finland - 0.0%
Nokia OYJ 6.625%, 05/15/2039		27,000	26,950
France - 0.8%
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)		420,000	390,203
7.367%, 01/10/2053 (D)		200,000	194,965
TotalEnergies SE 2.125%, (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%), 07/25/2032 (F)	EUR	470,000	367,350
Valeo 1.000%, 08/03/2028		500,000	432,225
			1,384,743

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Germany - 0.4%
Allianz SE 2.600%, (2.600% to 10-30-31, then 5 Year Euro Swap Rate + 2.579%), 10/30/2031 (F)	EUR	200,000	$145,240
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027		$150,000	127,115
3.742%, (3.742% to 10-7-31, then SOFR + 2.257%), 01/07/2033		200,000	144,702
Hannover Rueck SE 1.750%, (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%), 10/08/2040	EUR	100,000	84,063
Muenchener Rueckversicherungs-Gesellschaft AG 1.250%, (1.250% to 11-26-30, then 3 month EURIBOR + 2.550%), 05/26/2041		200,000	162,372
			663,492
Ireland - 0.0%
Trane Technologies Financing, Ltd. 5.250%, 03/03/2033		$5,000	5,168
Italy - 0.3%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	600,000	528,192
Japan - 0.1%
Rakuten Group, Inc. 4.250%, (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%), 04/22/2027 (F)		200,000	101,943
Luxembourg - 0.1%
ArcelorMittal SA
6.550%, 11/29/2027		$23,000	23,919
6.800%, 11/29/2032		10,000	10,490
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	64,533
			98,942
Malta - 0.0%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (D)		82,000	73,081
Mexico - 0.2%
America Movil SAB de CV 4.700%, 07/21/2032		200,000	196,968
Trust Fibra Uno 4.869%, 01/15/2030		200,000	168,338
Unifin Financiera SAB de CV 8.375%, 01/27/2028 (H)		205,000	5,125
			370,431
Netherlands - 0.6%
ABN AMRO Bank NV 3.324%, (3.324% to 12-13-31, then 5 Year CMT + 1.900%), 03/13/2037 (D)		400,000	306,682
Achmea BV 2.500%, (2.500% to 6-24-29, then 5 Year Euro Swap Rate + 3.650%), 09/24/2039	EUR	135,000	114,672
Braskem Netherlands Finance BV 7.250%, 02/13/2033 (D)		$200,000	192,100
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	460,000	420,973
			1,034,427
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Norway - 0.5%
Equinor ASA 3.000%, 04/06/2027		$47,000	$44,613
Var Energi ASA
7.500%, 01/15/2028 (D)		260,000	269,176
8.000%, 11/15/2032 (D)		425,000	452,323
			766,112
Singapore - 0.1%
Medco Bell Pte, Ltd. 6.375%, 01/30/2027		200,000	180,133
South Africa - 0.1%
Transnet SOC, Ltd. 8.250%, 02/06/2028 (D)		200,000	198,984
Switzerland - 0.5%
Credit Suisse Group AG
4.282%, 01/09/2028 (D)		250,000	225,313
6.537%, (6.537% to 8-12-32, then SOFR + 3.920%), 08/12/2033 (D)		500,000	513,750
			739,063
United Arab Emirates - 0.2%
MDGH GMTN RSC, Ltd. 1.000%, 03/10/2034	EUR	345,000	275,641
United Kingdom - 0.9%
Anglo American Capital PLC
2.625%, 09/10/2030 (D)		$330,000	274,570
5.625%, 04/01/2030 (D)		400,000	402,427
Aon Global, Ltd. 3.875%, 12/15/2025		40,000	39,014
BP Capital Markets PLC 4.875%, (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%), 03/22/2030 (F)		52,000	47,255
HSBC Holdings PLC 5.402%, (5.402% to 8-11-32, then SOFR + 2.870%), 08/11/2033		475,000	469,493
Rio Tinto Finance USA PLC 5.125%, 03/09/2053		195,000	200,820
Vodafone Group PLC 4.375%, 02/19/2043		30,000	25,469
			1,459,048
United States - 15.4%
AbbVie, Inc. 4.250%, 11/21/2049		40,000	35,299
Adams Homes, Inc. 7.500%, 02/15/2025 (D)		10,000	8,859
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (D)		120,000	117,580
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(F)		64,000	46,694
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (D)		61,000	56,578
Ally Financial, Inc. 4.700%, (4.700% to 5-15-28, then 7 Year CMT + 3.481%), 05/15/2028 (F)		27,000	18,009
Altria Group, Inc. 3.125%, 06/15/2031	EUR	100,000	92,504
American International Group, Inc.
4.500%, 07/16/2044		$35,000	30,494
4.750%, 04/01/2048		95,000	85,265

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
AmeriGas Partners LP 5.750%, 05/20/2027	$77,000	$72,475
Amgen, Inc.
3.000%, 01/15/2052	45,000	30,817
5.250%, 03/02/2030	25,000	25,570
5.600%, 03/02/2043	5,000	5,152
Anheuser-Busch Companies LLC
4.900%, 02/01/2046	17,000	16,614
5.450%, 01/23/2039	20,000	20,969
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	14,000	13,209
Antero Resources Corp. 5.375%, 03/01/2030 (D)	60,000	55,815
Apple, Inc.
1.200%, 02/08/2028	47,000	41,332
2.650%, 05/11/2050	22,000	15,509
APX Group, Inc. 5.750%, 07/15/2029 (D)	119,000	106,505
Aramark Services, Inc. 6.375%, 05/01/2025 (D)	196,000	197,443
Ardagh Metal Packaging Finance USA LLC 6.000%, 06/15/2027 (D)	200,000	198,205
Arthur J. Gallagher & Company 5.750%, 03/02/2053	205,000	205,490
AssuredPartners, Inc. 5.625%, 01/15/2029 (D)	65,000	56,160
Astrazeneca Finance LLC 4.900%, 03/03/2030	40,000	40,913
AT&T, Inc.
2.300%, 06/01/2027	32,000	29,325
3.500%, 06/01/2041 to 09/15/2053	72,000	53,664
AutoZone, Inc. 4.750%, 08/01/2032 to 02/01/2033	100,000	99,023
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	44,000	37,893
2.676%, (2.676% to 6-19-40, then SOFR + 1.930%), 06/19/2041	60,000	42,408
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	670,000	559,131
3.093%, (3.093% to 10-1-24, then 3 month LIBOR + 1.090%), 10/01/2025	27,000	25,980
4.443%, (4.443% to 1-20-47, then 3 month LIBOR + 1.990%), 01/20/2048	27,000	23,917
5.015%, (5.015% to 7-22-32, then SOFR + 2.160%), 07/22/2033	10,000	9,889
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	59,000	46,315
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	26,000	17,866
Biogen, Inc. 2.250%, 05/01/2030	35,000	29,468
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	675,000	613,406
Blue Racer Midstream LLC 7.625%, 12/15/2025 (D)	10,000	9,900
Bon Secours Mercy Health, Inc.
2.095%, 06/01/2031	23,000	18,642
3.205%, 06/01/2050	20,000	14,158
BP Capital Markets America, Inc. 2.721%, 01/12/2032	30,000	26,158
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Broadcom Corp. 3.875%, 01/15/2027	$74,000	$71,536
Broadcom, Inc. 4.300%, 11/15/2032	189,000	174,134
Buckeye Partners LP
4.500%, 03/01/2028 (D)	85,000	76,732
8.835%, (3 month LIBOR + 4.020%), 01/22/2078 (G)	18,000	15,435
Builders FirstSource, Inc.
4.250%, 02/01/2032 (D)	160,000	139,422
5.000%, 03/01/2030 (D)	20,000	18,520
Caesars Entertainment, Inc.
7.000%, 02/15/2030 (D)	40,000	40,700
8.125%, 07/01/2027 (D)	244,000	248,880
Capital One Financial Corp.
2.359%, (2.359% to 7-29-31, then SOFR + 1.337%), 07/29/2032	130,000	92,885
5.817%, (5.817% to 2-1-33, then SOFR + 2.600%), 02/01/2034	115,000	111,127
Carnival Corp. 7.625%, 03/01/2026 (D)	81,000	73,913
CCO Holdings LLC
4.500%, 06/01/2033 (D)	21,000	16,906
5.375%, 06/01/2029 (D)	106,000	97,335
7.375%, 03/01/2031 (D)	155,000	152,578
Celanese US Holdings LLC 6.330%, 07/15/2029	40,000	40,440
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	47,000	40,083
CenterPoint Energy, Inc. 6.125%, (6.125% to 9-1-23, then 3 month LIBOR + 3.270%), 09/01/2023 (F)	33,000	31,226
CF Industries, Inc. 5.375%, 03/15/2044	115,000	103,811
Charter Communications Operating LLC
3.700%, 04/01/2051	40,000	25,599
3.900%, 06/01/2052	165,000	109,069
5.500%, 04/01/2063	170,000	137,952
Cheniere Energy Partners LP 3.250%, 01/31/2032	50,000	41,306
Citigroup, Inc.
3.106%, (3.106% to 4-8-25, then SOFR + 2.842%), 04/08/2026	69,000	65,966
4.412%, (4.412% to 3-31-30, then SOFR + 3.914%), 03/31/2031	22,000	20,893
7.375%, (7.375% to 5-15-28, then 5 Year CMT + 3.209%), 05/15/2028 (F)	65,000	63,970
Citizens Financial Group, Inc. 5.650%, (5.650% to 10-6-25, then 5 Year CMT + 5.313%), 10/06/2025 (F)	92,000	79,390
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/2029 (D)	10,000	9,625
8.750%, 04/15/2030 (D)	169,000	153,577
CMS Energy Corp. 4.750%, (4.750% to 3-1-30, then 5 Year CMT + 4.116%), 06/01/2050	91,000	78,622
Coherent Corp. 5.000%, 12/15/2029 (D)	44,000	39,939
Comcast Corp.
2.800%, 01/15/2051	12,000	8,104
3.750%, 04/01/2040	42,000	36,053

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
CommonSpirit Health 3.817%, 10/01/2049	$115,000	$89,771
Community Health Network, Inc. 3.099%, 05/01/2050	220,000	144,872
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (D)	75,000	66,031
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	40,000	28,783
Corebridge Financial, Inc.
3.850%, 04/05/2029	30,000	27,374
6.875%, (6.875% to 9-15-27, then 5 Year CMT + 3.846%), 12/15/2052 (D)	105,000	93,602
Crestwood Midstream Partners LP
6.000%, 02/01/2029 (D)	5,000	4,760
7.375%, 02/01/2031 (D)	170,000	170,000
Crocs, Inc. 4.125%, 08/15/2031 (D)	149,000	122,762
CSC Holdings LLC 4.125%, 12/01/2030 (D)	245,000	175,957
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	40,000	40,763
Devon Energy Corp. 5.600%, 07/15/2041	110,000	105,358
Diamondback Energy, Inc. 6.250%, 03/15/2053	125,000	129,376
Discover Financial Services 6.125%, (6.125% to 6-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (F)	88,000	81,227
Discovery Communications LLC 5.000%, 09/20/2037	22,000	19,407
DISH Network Corp. 11.750%, 11/15/2027 (D)	194,000	188,180
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033	12,000	12,440
6.625%, 02/01/2032	12,000	13,517
Dominion Energy, Inc.
4.350%, (4.350% to 1-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (F)	153,000	126,570
4.650%, (4.650% to 12-15-24, then 5 Year CMT + 2.993%), 12/15/2024 (F)	45,000	39,534
4.850%, 08/15/2052	20,000	18,111
DT Midstream, Inc. 4.375%, 06/15/2031 (D)	215,000	187,306
DTE Electric Company 5.400%, 04/01/2053	25,000	26,192
Duke Energy Carolinas LLC 5.350%, 01/15/2053	105,000	109,180
Duke Energy Corp. 4.875%, (4.875% to 9-16-24, then 5 Year CMT + 3.388%), 09/16/2024 (F)	51,000	48,940
Duke Energy Indiana LLC 5.400%, 04/01/2053	50,000	50,919
Earthstone Energy Holdings LLC 8.000%, 04/15/2027 (D)	72,000	69,864
Edison International
5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (F)	36,000	31,836
6.950%, 11/15/2029	50,000	54,091
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Edison International (continued)
8.125%, (8.125% to 3-15-28, then 5 Year CMT + 3.864%), 06/15/2053	$80,000	$81,000
Elanco Animal Health, Inc. 6.650%, 08/28/2028	35,000	33,056
Elevance Health, Inc. 2.250%, 05/15/2030	29,000	24,899
Eli Lilly & Company 4.950%, 02/27/2063	35,000	36,011
Embarq Corp. 7.995%, 06/01/2036	246,000	103,320
Emera US Finance LP 4.750%, 06/15/2046	130,000	105,436
Energy Transfer LP
4.200%, 04/15/2027	15,000	14,372
4.750%, 01/15/2026	22,000	21,727
5.000%, 05/15/2050	10,000	8,535
EnLink Midstream LLC
5.625%, 01/15/2028 (D)	114,000	111,720
6.500%, 09/01/2030 (D)	103,000	104,155
EnLink Midstream Partners LP 5.450%, 06/01/2047	71,000	56,586
Enterprise Products Operating LLC
5.250%, (5.250% to 8-16-27, then 3 month LIBOR + 3.033%), 08/16/2077	18,000	15,221
7.858%, (3 month LIBOR + 2.986%), 08/16/2077 (G)	71,000	66,606
EQM Midstream Partners LP 4.750%, 01/15/2031 (D)	95,000	78,850
Exelon Corp. 5.600%, 03/15/2053	105,000	106,932
First Student Bidco, Inc. 4.000%, 07/31/2029 (D)	85,000	73,933
FirstCash, Inc.
4.625%, 09/01/2028 (D)	636,000	564,090
5.625%, 01/01/2030 (D)	175,000	161,438
FirstEnergy Corp.
5.100%, 07/15/2047	25,000	22,173
7.375%, 11/15/2031	40,000	44,868
Flex, Ltd. 4.875%, 05/12/2030	100,000	97,324
Freedom Mortgage Corp. 7.625%, 05/01/2026 (D)	28,000	22,501
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (D)	66,000	60,001
6.750%, 05/01/2029 (D)	49,000	38,833
Gen Digital, Inc.
6.750%, 09/30/2027 (D)	20,000	20,104
7.125%, 09/30/2030 (D)	60,000	59,700
General Mills, Inc. 4.950%, 03/29/2033	5,000	5,078
General Motors Financial Company, Inc.
2.400%, 04/10/2028	47,000	41,036
4.350%, 01/17/2027	34,000	32,952
5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (F)	54,000	46,475
Glatfelter Corp. 4.750%, 11/15/2029 (D)	245,000	161,757
Gray Escrow II, Inc. 5.375%, 11/15/2031 (D)	105,000	69,720
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)	400,000	302,304

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (D)	$50,000	$47,715
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)	135,000	138,206
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (D)	59,171	56,174
HCA, Inc. 3.625%, 03/15/2032 (D)	35,000	30,854
Hess Corp.
5.800%, 04/01/2047	115,000	112,649
7.125%, 03/15/2033	35,000	38,802
Hightower Holding LLC 6.750%, 04/15/2029 (D)	120,000	101,599
Home Point Capital, Inc. 5.000%, 02/01/2026 (D)	360,000	270,110
HUB International, Ltd.
5.625%, 12/01/2029 (D)	85,000	74,058
7.000%, 05/01/2026 (D)	84,000	82,556
Humana, Inc.
5.700%, 03/13/2026	40,000	40,154
5.750%, 03/01/2028	15,000	15,578
Idaho Power Company 5.500%, 03/15/2053	105,000	109,123
Illumina, Inc. 5.750%, 12/13/2027	20,000	20,501
Indiana Michigan Power Company 5.625%, 04/01/2053	20,000	20,825
Intel Corp.
3.050%, 08/12/2051	15,000	10,242
4.900%, 08/05/2052	15,000	13,976
5.125%, 02/10/2030	30,000	30,554
5.700%, 02/10/2053	125,000	127,574
Intercontinental Exchange, Inc. 4.950%, 06/15/2052	40,000	38,892
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (D)	50,000	40,125
JPMorgan Chase & Co.
3.109%, (3.109% to 4-22-50, then SOFR + 2.440%), 04/22/2051	15,000	10,616
3.882%, (3.882% to 7-24-37, then 3 month LIBOR + 1.360%), 07/24/2038	27,000	23,782
4.912%, (4.912% to 7-25-32, then SOFR + 2.080%), 07/25/2033	810,000	805,095
5.500%, 10/15/2040	27,000	27,895
KB Home
4.000%, 06/15/2031	15,000	12,994
4.800%, 11/15/2029	5,000	4,575
6.875%, 06/15/2027	10,000	10,161
Kenvue, Inc. 5.050%, 03/22/2053 (D)	20,000	20,612
KeySpan Gas East Corp. 5.994%, 03/06/2033 (D)	105,000	108,252
Kinder Morgan, Inc. 5.450%, 08/01/2052	115,000	106,780
Kraft Heinz Foods Company 4.875%, 10/01/2049	5,000	4,646
Kyndryl Holdings, Inc.
3.150%, 10/15/2031	105,000	80,307
4.100%, 10/15/2041	60,000	40,155
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (D)	62,000	48,980
4.750%, 06/15/2029 (D)	30,000	21,685
5.250%, 10/01/2025 (D)	39,000	34,312
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	$74,000	$56,634
LD Holdings Group LLC
6.125%, 04/01/2028 (D)	21,000	9,804
6.500%, 11/01/2025 (D)	26,000	16,380
Lear Corp. 3.800%, 09/15/2027	7,000	6,638
Lennar Corp. 4.750%, 11/29/2027	154,000	152,377
LFS Topco LLC 5.875%, 10/15/2026 (D)	60,000	52,297
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	130,000	90,577
4.125%, (4.125% to 9-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	39,000	31,275
4.300%, 02/01/2061 (D)	380,000	225,331
Lithia Motors, Inc. 4.375%, 01/15/2031 (D)	95,000	81,819
M&T Bank Corp. 5.053%, (5.053% to 1-27-33, then SOFR + 1.850%), 01/27/2034	20,000	18,572
M/I Homes, Inc. 3.950%, 02/15/2030	61,000	51,710
Marsh & McLennan Companies, Inc. 5.450%, 03/15/2053	50,000	51,492
Mauser Packaging Solutions Holding Company 7.875%, 08/15/2026 (D)	15,000	15,000
McAfee Corp. 7.375%, 02/15/2030 (D)	38,000	31,863
Medline Borrower LP
3.875%, 04/01/2029 (D)	60,000	52,050
5.250%, 10/01/2029 (D)	230,000	199,551
MetLife, Inc. 5.000%, 07/15/2052	40,000	37,422
Metropolitan Edison Company 5.200%, 04/01/2028 (D)	5,000	5,051
Microsoft Corp. 3.450%, 08/08/2036	27,000	24,978
MidAmerican Energy Company 3.150%, 04/15/2050	9,000	6,598
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (D)	60,000	51,041
Morgan Stanley
0.790%, (0.790% to 5-30-24, then SOFR + 0.525%), 05/30/2025	22,000	20,825
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	42,000	38,408
3.950%, 04/23/2027	12,000	11,601
5.948%, (5.948% to 1-19-33, then 5 Year CMT + 2.430%), 01/19/2038	37,000	36,793
MPLX LP 4.950%, 09/01/2032	50,000	48,898
MSCI, Inc.
3.625%, 09/01/2030 (D)	115,000	99,971
3.875%, 02/15/2031 (D)	160,000	142,416
Nabors Industries, Inc. 7.375%, 05/15/2027 (D)	55,000	53,866
National Rural Utilities Cooperative Finance Corp. 4.750%, (4.750% to 5-1-23, then 3 month LIBOR + 2.910%), 04/30/2043	34,000	32,765
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	55,000	42,263

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Nationstar Mortgage Holdings, Inc. (continued)
5.750%, 11/15/2031 (D)	$526,000	$407,999
NCL Corp., Ltd. 7.750%, 02/15/2029 (D)	138,000	118,326
New York Life Global Funding 3.600%, 08/05/2025 (D)	40,000	39,006
NextEra Energy Capital Holdings, Inc. 5.250%, 02/28/2053	110,000	108,418
Nordstrom, Inc. 2.300%, 04/08/2024	35,000	33,425
Northern States Power Company 2.600%, 06/01/2051	7,000	4,649
Northwestern Mutual Global Funding 4.350%, 09/15/2027 (D)	25,000	24,773
Novelis Corp. 4.750%, 01/30/2030 (D)	110,000	101,067
NRG Energy, Inc.
7.000%, 03/15/2033 (D)	105,000	108,772
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (D)(F)	33,000	31,535
Occidental Petroleum Corp.
4.500%, 07/15/2044	30,000	24,000
6.450%, 09/15/2036	98,000	103,040
Oklahoma Gas and Electric Company 5.600%, 04/01/2053 (B)	100,000	102,738
OneMain Finance Corp. 6.625%, 01/15/2028	50,000	45,841
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	87,000	71,775
Oracle Corp.
3.600%, 04/01/2050	90,000	63,837
6.500%, 04/15/2038	50,000	54,182
OT Merger Corp. 7.875%, 10/15/2029 (D)	130,000	76,704
Owens & Minor, Inc. 6.625%, 04/01/2030 (D)	105,000	90,169
Pacific Gas & Electric Company
4.950%, 07/01/2050	63,000	51,903
6.750%, 01/15/2053	100,000	103,336
Paramount Global
4.375%, 03/15/2043	135,000	95,932
4.950%, 05/19/2050	115,000	86,075
5.250%, 04/01/2044	22,000	17,504
6.250%, (6.250% to 2-28-27, then 3 month LIBOR + 3.899%), 02/28/2057	95,000	71,093
6.375%, (6.375% to 3-30-27, then 5 Year CMT + 3.999%), 03/30/2062	39,000	30,908
Pennsylvania Electric Company 5.150%, 03/30/2026 (D)	5,000	5,022
PennyMac Financial Services, Inc.
4.250%, 02/15/2029 (D)	430,000	342,216
5.750%, 09/15/2031 (D)	28,000	22,173
Performance Food Group, Inc. 4.250%, 08/01/2029 (D)	115,000	103,267
Philip Morris International, Inc.
5.750%, 11/17/2032	5,000	5,247
6.375%, 05/16/2038	25,000	27,333
Plains All American Pipeline LP 3.800%, 09/15/2030	59,000	52,576
Post Holdings, Inc.
4.625%, 04/15/2030 (D)	190,000	170,288
5.500%, 12/15/2029 (D)	78,000	73,502
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
PPL Capital Funding, Inc. 7.828%, (3 month LIBOR + 2.665%), 03/30/2067 (G)	$36,000	$31,128
Presidio Holdings, Inc. 8.250%, 02/01/2028 (D)	270,000	256,549
Prudential Financial, Inc. 6.750%, (6.750% to 3-1-33, then 5 Year CMT + 2.848%), 03/01/2053	65,000	63,219
Public Service Company of Colorado 5.250%, 04/01/2053	70,000	71,302
Qualcomm, Inc. 4.500%, 05/20/2052	20,000	18,639
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	13,673
8.250%, 01/15/2029	5,000	5,270
Regal Rexnord Corp. 6.050%, 02/15/2026 (D)	10,000	10,044
Reinsurance Group of America, Inc. 7.531%, (3 month LIBOR + 2.665%), 12/15/2065 (G)	37,000	31,450
Royal Caribbean Cruises, Ltd.
5.500%, 08/31/2026 (D)	114,000	106,653
7.250%, 01/15/2030 (D)	54,000	54,338
11.625%, 08/15/2027 (D)	33,000	35,443
Royalty Pharma PLC 3.300%, 09/02/2040	21,000	15,218
S&P Global, Inc. 2.700%, 03/01/2029	10,000	9,098
San Diego Gas & Electric Company 5.350%, 04/01/2053	120,000	123,582
Santander Holdings USA, Inc.
3.450%, 06/02/2025	37,000	34,637
6.499%, (6.499% to 3-9-28, then SOFR + 2.356%), 03/09/2029	41,000	40,962
Sempra Energy 4.875%, (4.875% to 10-15-25, then 5 Year CMT + 4.550%), 10/15/2025 (F)	136,000	127,373
Signal Parent, Inc. 6.125%, 04/01/2029 (D)	212,000	84,800
Simon Property Group LP 5.850%, 03/08/2053	310,000	308,397
Southern California Edison Company 4.875%, 03/01/2049	20,000	18,506
SRS Distribution, Inc. 6.125%, 07/01/2029 (D)	85,000	71,715
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	58,000	46,614
4.375%, 07/15/2030 (D)	392,000	341,040
STL Holding Company LLC 7.500%, 02/15/2026 (D)	100,000	87,500
Sutter Health 4.091%, 08/15/2048	105,000	88,263
Synchrony Financial 7.250%, 02/02/2033	205,000	180,851
Sysco Corp. 6.600%, 04/01/2040	140,000	154,395
Targa Resources Corp.
4.200%, 02/01/2033	40,000	35,988
6.250%, 07/01/2052	20,000	19,716
Terex Corp. 5.000%, 05/15/2029 (D)	200,000	186,102
The Bank of New York Mellon Corp. 4.700%, (4.700% to 9-20-25, then 5 Year CMT + 4.358%), 09/20/2025 (F)	33,000	31,227

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Boeing Company 5.805%, 05/01/2050	$30,000	$30,200
The Charles Schwab Corp.
2.900%, 03/03/2032	15,000	12,555
5.375%, (5.375% to 6-1-25, then 5 Year CMT + 4.971%), 06/01/2025 (F)	66,000	62,535
The Dun & Bradstreet Corp. 5.000%, 12/15/2029 (D)	190,000	164,515
The Estee Lauder Companies, Inc.
1.950%, 03/15/2031	25,000	20,982
6.000%, 05/15/2037	15,000	16,830
The Gap, Inc.
3.625%, 10/01/2029 (D)	183,000	130,517
3.875%, 10/01/2031 (D)	347,000	240,773
The Goldman Sachs Group, Inc. 4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	42,000	41,078
The Hertz Corp. 5.000%, 12/01/2029 (D)	59,000	48,865
The Home Depot, Inc.
2.375%, 03/15/2051	2,000	1,259
3.625%, 04/15/2052	30,000	24,143
4.950%, 09/15/2052	25,000	24,977
The Michaels Companies, Inc. 7.875%, 05/01/2029 (D)	65,000	45,500
The Southern Company
3.700%, 04/30/2030	25,000	23,384
3.750%, (3.750% to 6-15-26, then 5 Year CMT + 2.915%), 09/15/2051	40,000	33,554
4.000%, (4.000% to 10-15-25, then 5 Year CMT + 3.733%), 01/15/2051	69,000	63,303
4.400%, 07/01/2046	40,000	34,860
The Toledo Hospital 5.750%, 11/15/2038	100,000	97,682
The William Carter Company 5.625%, 03/15/2027 (D)	393,000	381,980
T-Mobile USA, Inc. 3.750%, 04/15/2027	32,000	30,761
TopBuild Corp. 3.625%, 03/15/2029 (D)	90,000	76,977
TransDigm, Inc. 6.250%, 03/15/2026 (D)	195,000	195,177
Transocean, Inc. 8.750%, 02/15/2030 (D)	15,000	15,300
Truist Financial Corp. 4.950%, (4.950% to 9-1-25, then 5 Year CMT + 4.605%), 09/01/2025 (F)	70,000	64,700
U.S. Steel Corp. 6.875%, 03/01/2029 (I)	71,000	71,000
Uber Technologies, Inc. 4.500%, 08/15/2029 (D)	109,000	99,326
Union Electric Company 5.450%, 03/15/2053	35,000	36,586
United Parcel Service, Inc. 5.050%, 03/03/2053	310,000	318,875
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (D)	544,000	454,240
UnitedHealth Group, Inc.
3.750%, 10/15/2047	27,000	22,659
5.350%, 02/15/2033	30,000	31,884
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (D)	118,000	103,672
6.250%, 01/15/2030 (D)	40,000	40,300
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Verizon Communications, Inc.
2.100%, 03/22/2028		$37,000	$32,960
3.400%, 03/22/2041		22,000	17,491
4.000%, 03/22/2050		10,000	8,320
4.016%, 12/03/2029		69,000	66,051
VICI Properties LP 5.625%, 05/15/2052		30,000	27,014
Virginia Electric and Power Company 5.450%, 04/01/2053		45,000	45,952
WarnerMedia Holdings, Inc.
3.755%, 03/15/2027 (D)		50,000	47,086
5.050%, 03/15/2042 (D)		32,000	26,766
5.141%, 03/15/2052 (D)		21,000	17,015
Weatherford International, Ltd. 8.625%, 04/30/2030 (D)		30,000	30,692
WEC Energy Group, Inc. 6.976%, (3 month LIBOR + 2.113%), 05/15/2067 (G)		20,000	16,072
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (F)		76,000	67,086
4.808%, (4.808% to 7-25-27, then SOFR + 1.980%), 07/25/2028		40,000	39,499
4.897%, (4.897% to 7-25-32, then SOFR + 2.100%), 07/25/2033		410,000	400,210
Western Midstream Operating LP
4.300%, 02/01/2030		123,000	111,966
6.150%, 04/01/2033		30,000	30,407
Xcel Energy, Inc. 3.400%, 06/01/2030		29,000	26,477
Zayo Group Holdings, Inc. 4.000%, 03/01/2027 (D)		95,000	72,200
			25,029,683
TOTAL CORPORATE BONDS (Cost $37,872,649)			$35,106,993
CONVERTIBLE BONDS - 3.8%
Canada - 0.0%
Shopify, Inc. 0.125%, 11/01/2025		75,000	65,925
China - 0.4%
NIO, Inc. 0.500%, 02/01/2027		502,000	396,594
Smart Insight International, Ltd. 4.500%, 12/05/2023	HKD	2,000,000	212,869
			609,463
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon 0.000%, 09/15/2025		$24,000	31,104
Italy - 0.1%
Nexi SpA 1.750%, 04/24/2027	EUR	100,000	92,996
Luxembourg - 0.1%
Arrival SA 3.500%, 12/01/2026 (D)		$515,000	151,925
Singapore - 0.2%
Sea, Ltd. 0.250%, 09/15/2026		435,000	340,823
United States - 3.0%
3D Systems Corp. 8.203%, 11/15/2026 (C)		16,000	11,970
Affirm Holdings, Inc. 12.772%, 11/15/2026 (C)		70,000	44,975

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Airbnb, Inc. 4.572%, 03/15/2026 (C)	$151,000	$132,050
Alarm.com Holdings, Inc. 6.177%, 01/15/2026 (C)	105,000	88,587
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026	60,000	111,488
Bandwidth, Inc.
0.250%, 03/01/2026	62,000	47,787
0.500%, 04/01/2028	90,000	57,600
Bentley Systems, Inc. 0.125%, 01/15/2026	85,000	80,491
Beyond Meat, Inc. 43.829%, 03/15/2027 (C)	130,000	30,225
BILL Holdings, Inc. 6.410%, 04/01/2027 (C)	20,000	15,540
Block, Inc.
0.125%, 03/01/2025	17,000	16,244
0.250%, 11/01/2027	127,000	97,155
Bloomin' Brands, Inc. 5.000%, 05/01/2025	6,000	13,575
Cardlytics, Inc. 1.000%, 09/15/2025	50,000	20,875
Carnival Corp. 5.750%, 12/01/2027 (D)	20,000	21,590
Ceridian HCM Holding, Inc. 0.250%, 03/15/2026	154,000	138,125
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026	70,000	62,825
Datadog, Inc. 0.125%, 06/15/2025	70,000	75,565
Dexcom, Inc. 0.250%, 11/15/2025	23,000	24,637
DigitalOcean Holdings, Inc. 6.705%, 12/01/2026 (C)	77,000	60,465
DraftKings Holdings, Inc. 7.593%, 03/15/2028 (C)	144,000	99,648
Dropbox, Inc. 2.867%, 03/01/2028 (C)	110,000	95,525
Etsy, Inc.
0.125%, 10/01/2026	15,000	21,454
0.250%, 06/15/2028	120,000	99,039
Euronet Worldwide, Inc. 0.750%, 03/15/2049	20,000	19,250
Exact Sciences Corp. 0.375%, 03/15/2027 to 03/01/2028	180,000	162,509
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,537
JetBlue Airways Corp. 0.500%, 04/01/2026	377,000	289,159
John Bean Technologies Corp. 0.250%, 05/15/2026	119,000	108,469
Lumentum Holdings, Inc. 0.500%, 06/15/2028	60,000	45,683
Nabors Industries, Inc.
0.750%, 01/15/2024	16,000	15,240
1.750%, 06/15/2029 (D)	30,000	25,980
NCL Corp., Ltd. 2.500%, 02/15/2027	58,000	43,529
Nutanix, Inc. 0.250%, 10/01/2027	30,000	25,001
NuVasive, Inc. 0.375%, 03/15/2025	260,000	229,580
Oak Street Health, Inc. 0.492%, 03/15/2026 (C)	23,000	22,664
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Okta, Inc. 0.125%, 09/01/2025	$80,000	$72,120
ON Semiconductor Corp. 0.500%, 03/01/2029 (D)	16,000	16,634
PAR Technology Corp. 1.500%, 10/15/2027	15,000	11,790
Patrick Industries, Inc. 1.750%, 12/01/2028	32,000	28,896
Pebblebrook Hotel Trust 1.750%, 12/15/2026	75,000	63,486
Pegasystems, Inc. 0.750%, 03/01/2025	112,000	99,288
Penn Entertainment, Inc. 2.750%, 05/15/2026	10,000	14,370
Pioneer Natural Resources Company 0.250%, 05/15/2025	18,000	38,430
PPL Capital Funding, Inc. 2.875%, 03/15/2028 (D)	65,000	65,240
Rapid7, Inc. 0.250%, 03/15/2027	80,000	69,483
Redfin Corp. 0.500%, 04/01/2027	180,000	110,429
Repay Holdings Corp. 10.314%, 02/01/2026 (C)(D)	475,000	357,913
RingCentral, Inc. 6.754%, 03/01/2025 (C)	80,000	70,440
Shake Shack, Inc. 6.750%, 03/01/2028 (C)	15,000	10,827
Shift4 Payments, Inc. 0.500%, 08/01/2027	370,000	349,095
Snap, Inc. 0.125%, 03/01/2028	560,000	392,840
Southwest Airlines Company 1.250%, 05/01/2025	47,000	53,392
Splunk, Inc. 1.125%, 06/15/2027	149,000	127,321
Spotify USA, Inc. 6.110%, 03/15/2026 (C)	90,000	75,330
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	76,268
Team, Inc. 5.000%, 08/01/2023	10,000	8,840
Teladoc Health, Inc. 1.250%, 06/01/2027	57,000	43,964
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	75,000	63,638
The Middleby Corp. 1.000%, 09/01/2025	24,000	29,766
Uber Technologies, Inc. 4.768%, 12/15/2025 (C)	144,000	126,688
Western Digital Corp. 1.500%, 02/01/2024	25,000	24,100
		4,859,624
TOTAL CONVERTIBLE BONDS (Cost $6,998,644)		$6,151,860
MUNICIPAL BONDS - 2.1%
United States - 2.1%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	52,487
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	390,810
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	63,518

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	$105,000	$86,079
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	59,592
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	201,646
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.365%, 02/01/2042	95,000	87,882
City of San Antonio Electric & Gas Systems Revenue (Texas) 4.445%, 02/01/2047	100,000	90,892
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	625,000	474,441
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	165,503
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	154,523
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	39,798
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	103,493
Dallas Fort Worth International Airport (Texas) 4.087%, 11/01/2051	50,000	43,166
District of Columbia 3.432%, 04/01/2042	405,000	331,048
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	142,245
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	16,154
New York City Transitional Finance Authority 4.750%, 02/01/2029	45,000	45,142
Port Authority of New York & New Jersey 4.823%, 06/01/2045	140,000	135,674
Regents of the University of California Medical Center Pooled Revenue 4.563%, 05/15/2053	140,000	128,370
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042	25,000	19,892
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048	75,000	58,702
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050	325,000	335,332
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051	155,000	104,445
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
State of Illinois, GO 5.100%, 06/01/2033		$40,000	$39,903
Wisconsin Center District 4.173%, 12/15/2050		65,000	53,335
TOTAL MUNICIPAL BONDS (Cost $4,117,962)			$3,424,072
TERM LOANS (J) - 3.9%
Luxembourg - 0.1%
Delta 2 Lux Sarl, Term Loan B (1 month SOFR + 3.250%) 8.057%, 01/15/2030		140,000	140,059
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 8.909%, 10/01/2026		97,753	96,715
			236,774
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (1 month EURIBOR + 3.250%) 5.901%, 02/06/2027	EUR	155,000	164,231
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%) 5.643%, 07/20/2026		155,000	162,192
United States - 3.6%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 6.590%, 03/11/2025		$125,000	124,531
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%) 8.659%, 03/06/2025		98,250	82,916
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 8.090%, 12/23/2026		145,227	134,387
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%) 10.090%, 01/31/2028		145,000	120,205
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 7.090%, 11/08/2027		109,331	109,109
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%) 8.445%, 03/11/2028		167,450	164,610
Brown Group Holding LLC, Term Loan B (1 month SOFR + 2.500%) 7.359%, 06/07/2028		172,191	170,469
Caesars Entertainment, Inc., Term Loan B (1 month SOFR + 3.250%) 8.157%, 02/06/2030		105,000	104,329
Carnival Corp., 2021 Incremental Term Loan B (1 month LIBOR + 3.250%) 8.081%, 10/18/2028		162,938	158,915
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month SOFR + 1.750%) 6.557%, 02/01/2027		145,477	143,954
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 8.109%, 04/30/2026		169,891	168,617
Crocs, Inc., Term Loan B (1 month SOFR + 3.500%) 8.407%, 02/20/2029		128,250	127,690
Dcert Buyer, Inc., 2019 Term Loan B (3 month SOFR + 4.000%) 8.696%, 10/16/2026		194,000	189,575
DT Midstream, Inc., Term Loan B (1 month LIBOR + 2.000%) 6.845%, 06/26/2028		51,913	51,848

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
EG America LLC, 2021 Term Loan (1 month LIBOR + 4.250%) 9.409%, 03/31/2026	$98,676	$94,112
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%) 6.412%, 08/01/2027	104,299	101,878
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%) 8.090%, 07/30/2027	132,676	130,082
Gainwell Acquisition Corp., Term Loan B (3 month SOFR + 4.000%) 8.998%, 10/01/2027	112,413	107,073
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%) 8.590%, 03/06/2028	273,732	269,798
Hanesbrands, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 8.626%, 03/08/2030	100,000	99,500
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%) 8.159%, 04/25/2025	142,273	141,686
HUB International, Ltd., 2021 Term Loan B 04/25/2025 TBD (K)	29,923	29,822
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 8.340%, 07/01/2024	160,791	158,736
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%) 7.737%, 12/15/2027	197,492	193,872
LBM Acquisition LLC, Term Loan B (6 month LIBOR + 3.750%) 8.960%, 12/17/2027	201,574	189,322
McAfee Corp., 2022 USD Term Loan B (1 month SOFR + 3.750%) 8.515%, 03/01/2029	129,025	120,961
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 8.090%, 10/23/2028	202,950	197,655
MH Sub I LLC, 2020 Incremental Term Loan (1 week LIBOR + 3.750%) 8.590%, 09/13/2024	98,481	96,697
Oryx Midstream Services Permian Basin LLC, Term Loan B (1 and 3 month SOFR + 3.250%) 8.039%, 10/05/2028	97,800	95,991
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 8.602%, 03/31/2027	121,317	106,084
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%) 9.159%, 06/02/2028	118,200	107,529
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%) 7.465%, 02/01/2027	193,500	190,356
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month SOFR + 3.750%) 8.626%, 02/17/2028	100,000	98,604
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 8.340%, 06/02/2028	152,675	147,141
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 6.590%, 04/16/2025	87,030	86,728
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 6.590%, 04/16/2025	$77,177	$76,909
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%) 8.460%, 08/31/2026	87,207	86,573
Tecta America Corp., 2021 Term Loan (1 month SOFR + 4.000%) 8.922%, 04/10/2028	127,725	124,979
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 8.095%, 02/06/2026	102,048	101,750
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%) 9.409%, 04/15/2028	127,725	116,941
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%) 7.409%, 05/30/2025	166,331	165,957
UFC Holdings LLC, 2021 Term Loan B (3 month LIBOR + 2.750%) 7.570%, 04/29/2026	176,857	175,723
UKG, Inc., Term Loan B (3 month LIBOR + 3.750%) 8.575%, 05/04/2026	145,477	142,914
USI, Inc., 2022 Incremental Term Loan (3 month SOFR + 3.750%) 8.648%, 11/22/2029	79,600	79,216
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month LIBOR + 3.250%) 7.934%, 01/31/2029	145,000	143,206
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%) 8.350%, 04/13/2028	94,500	53,747
		5,882,697
TOTAL TERM LOANS (Cost $6,625,036)		$6,445,894
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Commercial and residential - 1.4%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	158,957
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1 (2.115% to 10-25-23, then 3.115% thereafter), 2.115%, 11/25/2024 (D)	125,000	122,733
BANK
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	50,086
Series 2021-BN35, Class XA IO, 1.045%, 06/15/2064	1,320,348	78,107
Series 2021-BN37, Class XA IO, 0.606%, 11/15/2064	995,157	33,136
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (L)	85,000	76,603
Series 2019-B10, Class XA IO, 1.220%, 03/15/2062	561,919	28,288
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (L)	60,000	50,170
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	162,938
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	72,054

174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month CME Term SOFR + 2.864%), 7.692%, 10/15/2037 (D)(G)	$189,000	$177,549
BX Trust
Series 2021-ARIA, Class C (1 month LIBOR + 1.646%), 6.330%, 10/15/2036 (D)(G)	25,000	23,370
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.441%, 01/15/2034 (D)(G)	49,733	46,737
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E (1 month LIBOR + 2.150%), 6.834%, 12/15/2037 (D)(G)	120,000	115,779
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	25,000	20,880
LHOME Mortgage Trust, Series 2021-RTL2, Class A1 (2.090% to 1-25-24, then 3.090% thereafter), 2.090%, 06/25/2026 (D)	155,000	148,757
MFA Trust, Series 2023-NQM1, Class A1 (5.750% to 1-1-27, then 6.750% thereafter), 5.750%, 11/25/2067 (D)	98,386	97,551
NYMT Loan Trust I, Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter), 2.239%, 05/25/2026 (D)	230,000	220,129
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	116,074	110,727
PRPM LLC, Series 2021-5, Class A1 (1.793% to 6-25-24, then 4.793% to 6-25-25, then 5.793% thereafter), 1.793%, 06/25/2026 (D)	112,475	105,711
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month LIBOR + 1.500%), 6.345%, 11/25/2036 (D)(G)	55,000	53,019
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(L)	100,000	81,558
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (D)(L)	100,000	94,482
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (D)(L)	15,568	14,081
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 4.845%, 06/15/2044 (D)(L)	103,559	100,186
		2,243,588
U.S. Government Agency - 2.2%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (1 month SOFR + 3.000%), 7.560%, 12/25/2050 (D)(G)	35,000	33,332
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 10.595%, 07/25/2050 (D)(G)	186,508	197,673
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%), 6.060%, 10/25/2041 (D)(G)	$188,000	$178,879
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%), 6.810%, 08/25/2033 (D)(G)	185,000	178,085
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%), 6.660%, 09/25/2041 (D)(G)	355,000	319,517
Series 2021-HQA4, Class M2 (1 month SOFR + 2.350%), 6.910%, 12/25/2041 (D)(G)	210,000	189,009
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%), 7.960%, 01/25/2042 (D)(G)	175,000	158,812
Series 2022-DNA1, Class M2 (1 month SOFR + 2.500%), 7.060%, 01/25/2042 (D)(G)	185,000	170,663
Series 2022-DNA2, Class M2 (1 month SOFR + 3.750%), 8.310%, 02/25/2042 (D)(G)	150,000	144,379
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 7.460%, 04/25/2042 (D)(G)	60,000	59,551
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%), 11.310%, 06/25/2042 (D)(G)	75,000	79,500
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.060%, 03/25/2042 (D)(G)	20,000	19,850
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%), 9.810%, 03/25/2042 (D)(G)	560,000	551,878
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.110%, 08/25/2042 (D)(G)	60,000	58,650
Series 2023-DNA1, Class M2 (1 month SOFR + 5.500%), 10.058%, 03/25/2043 (D)(G)	35,000	34,916
Series 324, Class C18 IO, 4.000%, 12/15/2033	224,842	24,657
Series 4446, Class BI IO, 6.500%, 04/15/2039	92,386	18,471
Series K103, Class X1 IO, 0.639%, 11/25/2029	1,021,716	35,552
Series K106, Class X3 IO, 1.921%, 03/25/2048	490,000	49,426
Series K122, Class X1 IO, 0.881%, 11/25/2030	99,550	5,129
Series K129, Class X3 IO, 3.164%, 05/25/2031	165,000	31,431
Series K737, Class X1 IO, 0.637%, 10/25/2026	488,828	8,596
Series K740, Class X3 IO, 2.478%, 11/25/2047	135,000	12,438
Series K742, Class X3, IO, 2.595%, 04/25/2028	100,000	10,412
Series Q014, Class X IO, 2.792%, 10/25/2055	155,652	28,980

175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 9.095%, 01/25/2031 (G)	$230,000	$242,208
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	141,963	21,976
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%), 9.060%, 01/25/2042 (D)(G)	175,000	166,332
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%), 10.810%, 03/25/2042 (D)(G)	69,000	71,113
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%), 8.060%, 03/25/2042 (D)(G)	59,000	59,367
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%), 9.810%, 03/25/2042 (D)(G)	165,000	167,529
Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%), 9.060%, 04/25/2042 (D)(G)	70,000	68,098
Series 2023-R01, Class 1B1 (1 month SOFR + 5.100%), 9.668%, 12/25/2042 (D)(G)	20,000	19,852
Series 2023-R02, Class 1M2 (1 month SOFR + 3.350%), 7.918%, 01/25/2043 (D)(G)	40,000	39,855
Series 410, Class C8 IO, 4.000%, 04/25/2032	136,430	14,405
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	135,970	24,911
Series 2017-130, Class IO, 4.500%, 02/20/2040	142,213	22,919
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	121,119	23,018
		3,541,369
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,972,219)		$5,784,957
ASSET BACKED SECURITIES - 3.2%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 6.284%, 08/15/2034 (D)(G)	110,000	105,990
Bain Capital Credit CLO, Ltd., Series 2020-5A, Class E (3 month LIBOR + 6.900%), 11.708%, 01/20/2032 (D)(G)	250,000	225,056
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month LIBOR + 7.020%), 11.812%, 01/15/2033 (D)(G)	250,000	226,552
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month LIBOR + 3.150%), 8.014%, 08/15/2031 (D)(G)	250,000	220,414
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	123,750	112,758
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	88,315
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II, 3.151%, 04/25/2051 (D)	$58,950	$48,896
Elmwood CLO VII, Ltd., Series 2020-4A, Class C (3 month LIBOR + 2.250%), 7.042%, 01/17/2034 (D)(G)	250,000	241,071
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	40,346
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	99,385
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	32,561
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 6.592%, 07/15/2039 (D)(G)	100,000	94,853
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	100,000	88,078
Hertz Vehicle Financing LLC
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	85,884
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	88,166
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (D)	21,334	19,579
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	149,946	139,155
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	191,223	164,767
JFIN CLO, Ltd., Series 2016-1A, Class DR (3 month LIBOR + 3.400%), 8.215%, 10/27/2028 (D)(G)	175,000	169,347
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.940%, 11/16/2026 (D)	85,000	79,790
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 6.458%, 07/20/2030 (D)(G)	250,000	239,641
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (D)	107,895	103,342
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	188,657	164,254
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 09/21/2026 (D)	150,000	140,763
MFA LLC, Series 2021-NPL1, Class A1 (2.363% to 3-25-24, then 5.363% to 3-25-25, then 6.363% thereafter), 2.363%, 03/25/2060 (D)	69,135	65,315
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061 (D)	120,000	103,476

176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Octagon Investment Partners 49, Ltd., Series 2020-5A, Class D (3 month LIBOR + 3.400%), 8.192%, 01/15/2033 (D)(G)	$250,000	$231,816
OZLM VII, Ltd., Series 2014-7RA, Class CR (3 month LIBOR + 3.000%), 7.792%, 07/17/2029 (D)(G)	250,000	234,548
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	185,000	159,250
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	87,541
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	127,710
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	93,448
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month LIBOR + 2.500%), 7.308%, 12/29/2029 (D)(G)	250,000	232,558
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month LIBOR + 2.150%), 6.945%, 04/18/2033 (D)(G)	250,000	237,551
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	52,894
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 7.308%, 10/15/2034 (D)(G)	100,000	94,122
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (D)	184,124	168,019
VOLT XCVI LLC, Series 2021-NPL5, Class A1 (2.116% to 2-25-24, then 5.116% to 2-25-25, then 6.116% thereafter), 2.116%, 03/27/2051 (D)	67,331	63,236
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month CME Term SOFR + 2.511%), 7.143%, 10/18/2031 (D)(G)	250,000	228,682
Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 03/15/2028 (D)	55,000	55,454
TOTAL ASSET BACKED SECURITIES (Cost $5,624,132)		$5,254,583
PREFERRED SECURITIES - 0.4%
Bermuda - 0.1%
Athene Holding, Ltd., 6.375% (6.375% to 6-30-25, then 5 Year CMT + 5.970%)	3,680	88,651
United States - 0.3%
AT&T, Inc., 5.000%	3,975	90,074
Bank of America Corp., 7.250%	68	79,408
Becton, Dickinson and Company, 6.000%	1,386	68,912
Fluor Corp., 6.500%	5	7,322
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	1,325	32,860
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
United States (continued)
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	800	$17,864
NextEra Energy, Inc., 6.926%	1,764	81,761
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	2,775	66,600
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	1,382	32,145
		476,946
TOTAL PREFERRED SECURITIES (Cost $552,247)		$565,597
EXCHANGE-TRADED FUNDS - 0.3%
SPDR Bloomberg Convertible Securities ETF	7,600	509,732
TOTAL EXCHANGE-TRADED FUNDS (Cost $426,512)		$509,732
SHORT-TERM INVESTMENTS - 6.9%
U.S. Government - 0.2%
U.S. Treasury Bill 4.220%, 05/02/2023 (A)*	$242,000	241,105
Short-term funds - 6.7%
John Hancock Collateral Trust, 4.9438% (M)(N)	6,978	69,760
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (M)	10,888,577	10,888,577
		10,958,337
TOTAL SHORT-TERM INVESTMENTS (Cost $11,199,450)		$11,199,442
Total Investments (Opportunistic Fixed Income Trust) (Cost $209,759,925) - 118.3%		$192,807,102
Other assets and liabilities, net - (18.3%)		(29,809,635)
TOTAL NET ASSETS - 100.0%		$162,997,467
SALE COMMITMENTS OUTSTANDING - (1.8%)
U.S. Government Agency - (1.8)%
Federal National Mortgage Association 2.500%, TBA (B)	$(3,358,000)	$(2,894,307)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $2,862,433)		$(2,894,307)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu

177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,006,490 or 19.6% of the fund's net assets as of 3-31-23.
Opportunistic Fixed Income Trust (continued)
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing - Issuer is in default.
(I)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $70,051.
(J)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	The rate shown is the annualized seven-day yield as of 3-31-23.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	57	Long	Jun 2023	$4,630,462	$4,702,280	$71,818
10-Year U.S. Treasury Note Futures	189	Long	Jun 2023	21,611,849	21,720,234	108,385
2-Year U.S. Treasury Note Futures	93	Long	Jun 2023	19,295,027	19,200,141	(94,886)
30-Day Federal Funds Futures	19	Long	Sep 2023	7,546,768	7,540,041	(6,727)
5-Year Canada Government Bond Futures	5	Long	Jun 2023	417,707	421,643	3,936
5-Year U.S. Treasury Note Futures	138	Long	Jun 2023	15,129,963	15,112,078	(17,885)
Euro SCHATZ Futures	1	Long	Jun 2023	113,515	114,626	1,111
German Euro BUND Futures	2	Long	Jun 2023	293,663	294,637	974
U.K. Long Gilt Bond Futures	2	Long	Jun 2023	257,047	254,985	(2,062)
Ultra U.S. Treasury Bond Futures	6	Long	Jun 2023	703,606	726,844	23,238
Ultra U.S. Treasury Bond Futures	27	Long	Jun 2023	3,801,802	3,810,375	8,573
10-Year Canada Government Bond Futures	6	Short	Jun 2023	(560,894)	(560,089)	805
10-Year Japan Government Bond Future	11	Short	Jun 2023	(12,113,281)	(12,271,286)	(158,005)
Euro-BTP Italian Government Bond Futures	44	Short	Jun 2023	(5,338,949)	(5,504,271)	(165,322)
Euro-Buxl Futures	25	Short	Jun 2023	(3,583,800)	(3,819,066)	(235,266)
Euro-OAT Futures	12	Short	Jun 2023	(1,656,318)	(1,694,813)	(38,495)
German Euro BOBL Futures	13	Short	Jun 2023	(1,658,513)	(1,661,931)	(3,418)
U.S. Treasury Long Bond Futures	63	Short	Jun 2023	(7,909,039)	(8,262,844)	(353,805)
						$(857,031)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	43,772,000	USD	8,459,763	CITI	4/4/2023	$176,409	—
178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	43,772,000	USD	8,605,903	GSI	4/4/2023	$30,267	—
BRL	1,868,000	USD	359,162	CITI	5/3/2023	7,592	—
BRL	665,000	USD	126,923	CITI	6/2/2023	2,903	—
BRL	326,000	USD	62,148	GSI	6/2/2023	1,497	—
CAD	75,000	USD	55,082	JPM	6/21/2023	483	—
CHF	740,000	USD	809,949	GSI	4/28/2023	929	—
CHF	714,000	USD	782,054	MSI	4/28/2023	333	—
CLP	373,206,000	USD	461,489	MSI	4/28/2023	6,784	—
CLP	196,724,000	USD	241,202	SSB	6/22/2023	4,104	—
CNY	569,000	USD	82,604	JPM	6/21/2023	707	—
COP	1,700,345,000	USD	361,097	CITI	4/28/2023	2,250	—
COP	121,900,000	USD	25,837	BOA	6/21/2023	—	$(69)
COP	277,400,000	USD	58,298	CITI	6/21/2023	342	—
COP	104,212,000	USD	21,527	MSI	6/21/2023	502	—
COP	1,003,330,000	USD	206,257	SSB	6/21/2023	5,835	—
CZK	4,159,000	USD	187,999	GSI	6/21/2023	3,447	—
EGP	716,000	USD	24,272	GSI	4/10/2023	—	(1,286)
EGP	404,000	USD	13,087	GSI	4/18/2023	—	(310)
EGP	3,600,000	USD	112,641	GSI	5/15/2023	—	(3,624)
EGP	2,420,000	USD	91,114	CITI	6/1/2023	—	(19,400)
EUR	6,740,000	USD	7,269,697	GSI	4/28/2023	49,643	—
EUR	57,000	USD	61,761	BARC	6/21/2023	327	—
EUR	52,000	USD	56,113	CITI	6/21/2023	529	—
EUR	49,000	USD	52,610	GSI	6/21/2023	765	—
EUR	28,000	USD	29,808	JPM	6/21/2023	692	—
EUR	51,000	USD	55,081	MSI	6/21/2023	472	—
GBP	1,618,000	USD	1,984,841	JPM	4/28/2023	12,120	—
GBP	39,000	USD	47,603	BARC	6/21/2023	581	—
HUF	442,846,000	USD	1,229,615	HSBC	4/28/2023	24,366	—
HUF	16,200,000	USD	43,414	BOA	6/21/2023	1,713	—
HUF	209,891,000	USD	563,487	JPM	6/21/2023	21,191	—
IDR	29,730,240,000	USD	1,964,467	JPM	4/28/2023	22,646	—
IDR	842,000,000	USD	55,828	HSBC	6/21/2023	431	—
IDR	10,597,151,000	USD	686,989	JPM	6/21/2023	21,075	—
IDR	578,000,000	USD	38,570	MSI	6/21/2023	50	—
INR	11,380,000	USD	138,103	GSI	6/21/2023	—	(113)
JPY	83,533,000	USD	637,726	BOA	4/28/2023	—	(6,416)
JPY	724,392,000	USD	5,550,565	GSI	4/28/2023	—	(75,895)
KRW	1,229,517,000	USD	948,753	MSI	4/28/2023	—	(6,317)
KZT	3,794,000	USD	8,010	BOA	4/24/2023	275	—
KZT	9,756,000	USD	20,611	BOA	4/25/2023	689	—
KZT	19,800,000	USD	41,750	GSI	6/15/2023	972	—
KZT	25,700,000	USD	57,025	GSI	6/21/2023	—	(1,649)
KZT	13,550,000	USD	27,938	BOA	7/24/2023	1,040	—
KZT	11,800,000	USD	24,738	GSI	8/9/2023	407	—
MXN	35,099,000	USD	1,900,806	JPM	4/28/2023	37,863	—
MXN	4,680,000	USD	253,412	GSI	6/21/2023	2,403	—
MXN	750,000	USD	40,133	MSI	6/21/2023	863	—
MYR	190,000	USD	43,290	HSBC	6/21/2023	43	—
NZD	3,101,000	USD	1,919,147	MSI	4/28/2023	19,990	—
NZD	60,000	USD	37,391	MSI	6/21/2023	126	—
PEN	614,000	USD	162,237	CITI	6/21/2023	109	—
PHP	7,272,000	USD	133,780	BARC	4/28/2023	191	—
PHP	2,120,000	USD	38,581	JPM	6/21/2023	440	—
PHP	3,450,000	USD	62,477	MSI	6/21/2023	1,023	—
PLN	2,050,000	USD	463,257	MSI	6/21/2023	9,401	—
RON	1,072,000	USD	230,870	GSI	6/21/2023	3,416	—
SEK	14,298,000	USD	1,377,128	GSI	4/28/2023	2,337	—
SGD	60,000	USD	44,595	HSBC	6/21/2023	604	—
SGD	125,000	USD	94,461	JPM	6/21/2023	—	(297)
THB	31,153,000	USD	901,746	BARC	6/21/2023	16,434	—
TRY	8,466,000	USD	428,821	BOA	4/28/2023	—	(412)
TRY	6,080,000	USD	302,698	GSI	6/21/2023	—	(23,965)
USD	3,671,494	AUD	5,519,000	JPM	4/28/2023	—	(20,845)
USD	36,933	AUD	55,000	JPM	6/21/2023	64	—
USD	8,608,898	BRL	43,772,000	CITI	4/4/2023	—	(27,272)
179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,392,584	BRL	43,772,000	GSI	4/4/2023	—	$(243,587)
USD	8,056,912	BRL	41,904,000	CITI	5/3/2023	—	(170,305)
USD	838,404	BRL	4,439,000	GSI	6/2/2023	—	(28,207)
USD	82,207	BRL	440,000	HSBC	6/2/2023	—	(3,693)
USD	5,300,035	CAD	7,258,000	BOA	4/28/2023	—	(72,245)
USD	54,429	CAD	75,000	JPM	6/21/2023	—	(1,136)
USD	53,543	CLP	43,300,000	MSI	4/28/2023	—	(787)
USD	26,997	CLP	21,800,000	GSI	6/22/2023	—	(187)
USD	4,937,226	CNY	33,903,000	JPM	4/28/2023	—	(4,826)
USD	46,273	CNY	316,000	HSBC	6/21/2023	$6	—
USD	36,923	CNY	253,000	MSI	6/21/2023	—	(121)
USD	1,122,162	COP	5,303,505,000	BARC	4/28/2023	—	(11,146)
USD	58,670	COP	284,776,000	CITI	6/21/2023	—	(1,529)
USD	52,243	COP	252,100,000	GSI	6/21/2023	—	(1,048)
USD	241,792	COP	1,167,807,000	MSI	6/21/2023	—	(5,068)
USD	2,074,971	CZK	45,801,000	GSI	4/28/2023	—	(38,829)
USD	67,292	CZK	1,524,000	BARC	6/21/2023	—	(2,861)
USD	34,479	CZK	770,000	HSBC	6/21/2023	—	(966)
USD	32,705	CZK	710,000	JPM	6/21/2023	22	—
USD	20,155	EGP	660,000	CITI	4/27/2023	—	(377)
USD	15,421	EGP	520,000	GSI	6/21/2023	239	—
USD	9,122,052	EUR	8,457,386	GSI	4/28/2023	—	(62,292)
USD	56,371	EUR	52,000	BOA	6/21/2023	—	(271)
USD	521,743	EUR	486,000	GSI	6/21/2023	—	(7,639)
USD	51,210	EUR	47,000	MSI	6/21/2023	15	—
USD	144,754	GBP	118,000	JPM	4/28/2023	—	(884)
USD	91,735	GBP	77,000	GSI	6/21/2023	—	(3,398)
USD	258,507	HKD	2,026,000	GSI	4/28/2023	82	—
USD	297,411	HUF	107,306,000	BARC	4/28/2023	—	(6,441)
USD	71,914	HUF	25,900,000	HSBC	4/28/2023	—	(1,425)
USD	128,907	HUF	48,500,000	BARC	6/21/2023	—	(6,196)
USD	166,645	IDR	2,522,000,000	JPM	4/28/2023	—	(1,921)
USD	66,654	IDR	1,010,875,000	GSI	6/21/2023	—	(889)
USD	105,081	IDR	1,588,502,000	HSBC	6/21/2023	—	(1,058)
USD	92,432	ILS	335,000	GSI	6/21/2023	—	(1,012)
USD	862,043	INR	71,166,000	MSI	4/28/2023	—	(3,189)
USD	6,563,301	JPY	856,562,000	GSI	4/28/2023	89,742	—
USD	538,860	KRW	698,794,000	JPM	4/28/2023	3,228	—
USD	9,019,050	KRW	11,688,058,000	MSI	4/28/2023	60,049	—
USD	170,590	MXN	3,150,000	JPM	4/28/2023	—	(3,398)
USD	26,760	MXN	514,000	BOA	6/21/2023	—	(1,336)
USD	44,630	MXN	820,000	CITI	6/21/2023	—	(192)
USD	114,874	MXN	2,150,000	GSI	6/21/2023	—	(2,647)
USD	99,750	MXN	1,904,000	MSI	6/21/2023	—	(4,325)
USD	60,176	MYR	266,000	HSBC	6/21/2023	—	(491)
USD	1,554,742	NOK	16,301,000	BOA	4/28/2023	—	(3,956)
USD	5,900,402	NZD	9,534,000	MSI	4/28/2023	—	(61,460)
USD	37,552	NZD	60,000	BARC	6/21/2023	35	—
USD	36,636	NZD	60,000	MSI	6/21/2023	—	(881)
USD	52,953	PEN	200,000	MSI	4/28/2023	—	(109)
USD	509,940	PEN	1,944,000	CITI	6/21/2023	—	(4,069)
USD	853,197	PHP	46,175,000	CITI	4/28/2023	2,524	—
USD	90,761	PHP	5,010,000	BOA	6/21/2023	—	(1,453)
USD	64,341	PHP	3,560,000	GSI	6/21/2023	—	(1,184)
USD	2,019,855	PLN	8,816,000	HSBC	4/28/2023	—	(19,540)
USD	104,233	PLN	461,000	MSI	6/21/2023	—	(2,058)
USD	75,314	RON	345,000	GSI	4/28/2023	—	(247)
USD	61,977	RON	285,000	GSI	6/21/2023	—	(310)
USD	14,252	RON	65,000	HSBC	6/21/2023	46	—
USD	1,770,579	SEK	18,383,000	GSI	4/28/2023	—	(3,004)
USD	1,961,837	SGD	2,613,000	BARC	4/28/2023	—	(3,125)
USD	41,500	SGD	55,000	HSBC	6/21/2023	68	—
USD	220,092	SGD	295,000	MSI	6/21/2023	—	(2,134)
USD	166,812	THB	5,730,000	BARC	4/28/2023	—	(1,191)
USD	19,501	TRY	385,000	BOA	4/28/2023	19	—
USD	18,012	TRY	375,000	GSI	6/21/2023	820	—
180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	944,411	ZAR	17,319,000	CITI	4/28/2023	—	$(26,223)
USD	551,329	ZAR	10,116,000	GSI	4/28/2023	—	(15,617)
USD	19,972	ZAR	370,000	GSI	6/21/2023	—	(669)
USD	784,975	ZAR	14,473,000	MSI	6/21/2023	—	(22,390)
UYU	1,515,000	USD	38,033	CITI	6/21/2023	$362	—
ZAR	700,000	USD	38,348	GSI	6/21/2023	701	—
ZAR	1,300,000	USD	72,858	JPM	6/21/2023	—	(339)
ZAR	2,121,000	USD	115,747	MSI	6/21/2023	2,572	—
						$660,205	$(1,053,751)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	89,070,000	THB	Fixed 2.121%	THB Compounded THOR	Quarterly	Quarterly	Jun 2028	—	$13,456	$13,456
GSI	29,530,000	THB	Fixed 2.039%	THB Compounded THOR	Quarterly	Quarterly	Jun 2028	—	7,836	7,836
								—	$21,292	$21,292
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$2,069	(97,238)	(95,169)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(16,285)	(346,714)	(362,999)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	5,483	(271,431)	(265,948)
Centrally cleared	4,675,000	PLN	Fixed 6.445%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	(37,485)	(37,485)
Centrally cleared	4,675,000	PLN	Fixed 6.463%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	(38,302)	(38,302)
Centrally cleared	3,846,680,000	KRW	KRW CD KSDA Bloomberg	Fixed 4.320%	Quarterly	Quarterly	Mar 2028	—	160,028	160,028
Centrally cleared	18,235,000	SEK	SEK STIBOR SIDE	Fixed 2.920%	Annual	Quarterly	Mar 2028	—	(8,159)	(8,159)
Centrally cleared	36,735,000	SEK	SEK STIBOR SIDE	Fixed 3.042%	Annual	Quarterly	Mar 2028	—	3,335	3,335
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,997)	44,131	41,134
Centrally cleared	55,310,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	84,070	84,070
Centrally cleared	4,390,000	PLN	Fixed 6.014%	PLN WIBOR WIBO	Annual	Semi-Annual	Jun 2028	—	(26,022)	(26,022)
Centrally cleared	8,210,000	PLN	Fixed 5.970%	PLN WIBOR WIBO	Annual	Semi-Annual	Jun 2028	—	(45,149)	(45,149)
Centrally cleared	38,050,000	NOK	Fixed 2.965%	NOK NIBOR NIBR	Annual	Semi-Annual	Jun 2028	—	34,501	34,501
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(269)	(84,612)	(84,881)
Centrally cleared	21,005,000	ZAR	ZAR JIBAR SAFEX	Fixed 9.255%	Quarterly	Quarterly	Mar 2033	—	17,992	17,992
								$(11,999)	$(611,055)	$(623,054)
								$(11,999)	$(589,763)	$(601,762)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	585,000	USD	$585,000	1.000%	Quarterly	Dec 2026	$26,597	$(15,338)	$11,259
BARC	Federative Republic of Brazil	10,000	USD	10,000	1.000%	Quarterly	Dec 2027	446	(22)	424
BOA	Federative Republic of Brazil	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2027	142,719	(43,319)	99,400
BOA	Federative Republic of Brazil	620,000	USD	620,000	1.000%	Quarterly	Dec 2027	37,852	(11,571)	26,281
CITI	Federative Republic of Brazil	485,000	USD	485,000	1.000%	Quarterly	Dec 2027	30,074	(9,516)	20,558
CITI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(4,838)	(2,298)	(7,136)
CITI	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(2,431)	(1,104)	(3,535)
GSI	Federative Republic of Brazil	945,000	USD	945,000	1.000%	Quarterly	Dec 2027	58,236	(18,179)	40,057
GSI	Government of Malaysia	600,000	USD	600,000	1.000%	Quarterly	Dec 2027	(5,661)	(2,902)	(8,563)
GSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	(5,050)	(2,086)	(7,136)
181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Colombia	650,000	USD	$650,000	1.000%	Quarterly	Dec 2027	$42,277	$(115)	$42,162
GSI	Republic of Indonesia	640,000	USD	640,000	1.000%	Quarterly	Dec 2027	(938)	(3,159)	(4,097)
GSI	Republic of Peru	630,000	USD	630,000	1.000%	Quarterly	Dec 2027	761	(1,378)	(617)
GSI	Republic of the Philippines	365,000	USD	365,000	1.000%	Quarterly	Dec 2027	(609)	(1,972)	(2,581)
JPM	Government of Mexico	770,000	USD	770,000	1.000%	Quarterly	Dec 2027	8,357	(6,877)	1,480
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(120,477)	(30,496)	(150,973)
MSI	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Dec 2027	—	(490)	(490)
				$20,215,000				$207,315	$(150,822)	$56,493
Centrally cleared	CDX.NA.HY.38	559,350	USD	559,350	5.000%	Quarterly	Jun 2027	3,002	(16,464)	(13,462)
Centrally cleared	CDX.EM.38	24,395,000	USD	24,395,000	1.000%	Quarterly	Dec 2027	1,299,866	(111,720)	1,188,146
Centrally cleared	CDX.NA.HY.39	100,000	USD	100,000	5.000%	Quarterly	Dec 2027	(398)	(863)	(1,261)
Centrally cleared	CDX.NA.IG.40	9,765,000	USD	9,765,000	1.000%	Quarterly	Jun 2028	(103,921)	(11,248)	(115,169)
				$34,819,350				$1,198,549	$(140,295)	$1,058,254
				$55,034,350				$1,405,864	$(291,117)	$1,114,747
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.11	4.130%	195,000	USD	$195,000	3.000%	Monthly	Nov 2054	$(41,021)	$(13,985)	$(55,006)
GSI	CMBX.NA.BBB-.14	8.030%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,172)	(2,923)	(7,095)
					$220,000				$(45,193)	$(16,908)	$(62,101)
Centrally cleared	CDX.NA.HY.40	4.130%	2,783,000	USD	2,783,000	5.000%	Quarterly	Jun 2028	28,162	17,517	45,679
					$2,783,000				$28,162	$17,517	$45,679
					$3,003,000				$(17,031)	$609	$(16,422)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,610,000	Jun 2023	MSI	—	$(26,555)	$(26,555)
								—	$(26,555)	$(26,555)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$5,104	$5,104
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	5,139	5,139
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	36,274	36,274
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	133,291	133,291
182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,855,000	USD	$1,855,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$1,858	$1,858
CITI	1,730,000	USD	1,730,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(186)	1,919	1,733
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	29,948	29,948
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(39,655)	417,523	377,868
			$18,165,000						$(39,841)	$631,056	$591,215
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CPI	Consumer Price Index
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 2.8%
Hotels, restaurants and leisure – 2.8%
Hyatt Hotels Corp., Class A (A)	34,501	$3,856,867
Wynn Resorts, Ltd. (A)	37,138	4,156,114
		8,012,981
Industrials – 1.3%
Construction and engineering – 1.3%
WillScot Mobile Mini Holdings Corp. (A)	78,467	3,678,533
Real estate – 94.3%
Diversified REITs – 5.2%
Empire State Realty Trust, Inc., Class A	749,576	4,864,748
WP Carey, Inc.	132,767	10,282,804
		15,147,552
Health care REITs – 9.0%
CareTrust REIT, Inc.	263,482	5,158,978
Ventas, Inc.	175,918	7,626,045
Welltower, Inc.	186,655	13,381,297
		26,166,320
Hotel and resort REITs – 1.8%
Ryman Hospitality Properties, Inc.	57,055	5,119,545
Industrial REITs – 18.6%
EastGroup Properties, Inc.	29,490	4,875,287
Plymouth Industrial REIT, Inc.	245,745	5,163,102
Prologis, Inc.	301,783	37,653,462
Rexford Industrial Realty, Inc.	109,098	6,507,696
		54,199,547
Office REITs – 1.9%
Alexandria Real Estate Equities, Inc.	22,414	2,814,974
Corporate Office Properties Trust	119,091	2,823,648
		5,638,622
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	19,992	1,455,618
Residential REITs – 17.4%
American Homes 4 Rent, Class A	151,678	4,770,273
Apartment Income REIT Corp.	115,944	4,151,955
Equity Residential	203,317	12,199,020
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.	197,058	$3,158,840
Sun Communities, Inc.	71,383	10,056,437
UDR, Inc.	279,370	11,470,932
Veris Residential, Inc. (A)	320,044	4,685,444
		50,492,901
Retail REITs – 13.1%
Brixmor Property Group, Inc.	402,703	8,666,169
Getty Realty Corp.	149,811	5,397,690
Kimco Realty Corp.	154,688	3,021,057
NETSTREIT Corp.	220,807	4,036,352
Phillips Edison & Company, Inc.	135,639	4,424,544
Simon Property Group, Inc.	67,801	7,591,678
Spirit Realty Capital, Inc.	69,056	2,751,191
Tanger Factory Outlet Centers, Inc.	109,457	2,148,641
		38,037,322
Specialized REITs – 26.8%
American Tower Corp.	36,526	7,463,723
CubeSmart	186,176	8,605,055
Equinix, Inc.	31,890	22,993,966
Iron Mountain, Inc.	83,103	4,396,980
Life Storage, Inc.	65,154	8,541,038
Public Storage	52,133	15,751,465
VICI Properties, Inc.	312,589	10,196,653
		77,948,880
		274,206,307
TOTAL COMMON STOCKS (Cost $286,303,826)		$285,897,821
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (B)	4,707,650	4,707,650
TOTAL SHORT-TERM INVESTMENTS (Cost $4,707,650)		$4,707,650
Total Investments (Real Estate Securities Trust) (Cost $291,011,476) – 100.0%		$290,605,471
Other assets and liabilities, net – 0.0%		10,805
TOTAL NET ASSETS – 100.0%		$290,616,276

184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-23.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.0%
Communication services – 11.3%
Entertainment – 0.1%
Activision Blizzard, Inc.	11,369	$973,073
Interactive media and services – 11.2%
Alphabet, Inc., Class A (A)	389,563	40,409,370
Baidu, Inc., ADR (A)	80,420	12,136,986
Meta Platforms, Inc., Class A (A)	120,567	25,552,970
Pinterest, Inc., Class A (A)	293,836	8,012,908
VK Company, Ltd., GDR (A)(B)	445,299	1,068,718
		87,180,952
		88,154,025
Consumer discretionary – 22.0%
Automobiles – 0.1%
Rivian Automotive, Inc., Class A (A)(C)	56,118	868,707
Broadline retail – 11.3%
Alibaba Group Holding, Ltd., ADR (A)	177,415	18,128,265
Amazon.com, Inc. (A)	445,198	45,984,501
Coupang, Inc. (A)	208,833	3,341,328
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)(C)	174,593	233,955
Etsy, Inc. (A)	86,267	9,604,105
JD.com, Inc., ADR	135,434	5,944,198
MercadoLibre, Inc. (A)	1,795	2,365,918
Naspers, Ltd., N Shares	13,616	2,522,966
		88,125,236
Hotels, restaurants and leisure – 5.2%
Booking Holdings, Inc. (A)	6,872	18,227,362
Deliveroo PLC (A)(D)	3,450,764	3,909,049
Delivery Hero SE (A)(D)	296,554	10,116,909
DoorDash, Inc., Class A (A)	86,874	5,521,711
Tongcheng Travel Holdings, Ltd. (A)	1,492,800	3,249,463
		41,024,494
Specialty retail – 5.4%
Auto1 Group SE (A)(D)	552,450	3,919,586
Warby Parker, Inc., Class A (A)(C)	196,663	2,082,661
Wayfair, Inc., Class A (A)	21,871	751,050
Zalando SE (A)(D)	844,244	35,382,706
		42,136,003
		172,154,440
Financials – 3.0%
Financial services – 3.0%
Mastercard, Inc., Class A	63,555	23,096,523
Health care – 0.3%
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	13,574	2,494,765
Industrials – 0.3%
Ground transportation – 0.3%
Uber Technologies, Inc. (A)	69,619	2,206,922
Information technology – 55.8%
Communications equipment – 1.2%
Arista Networks, Inc. (A)	56,184	9,431,046
IT services – 4.2%
Accenture PLC, Class A	110,234	31,505,980
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
MongoDB, Inc. (A)	6,462	$1,506,421
		33,012,401
Semiconductors and semiconductor equipment – 19.0%
Advanced Micro Devices, Inc. (A)	260,049	25,487,402
ASML Holding NV, NYRS	3,287	2,237,494
KLA Corp.	16,717	6,672,925
Lam Research Corp.	29,166	15,461,480
Marvell Technology, Inc.	172,514	7,469,856
Micron Technology, Inc.	129,053	7,787,058
NVIDIA Corp.	117,323	32,588,810
Qualcomm, Inc.	171,218	21,843,992
Texas Instruments, Inc.	153,982	28,642,192
		148,191,209
Software – 24.1%
Adobe, Inc. (A)	14,538	5,602,509
DocuSign, Inc. (A)	77,519	4,519,358
Fortinet, Inc. (A)	270,543	17,980,288
Gen Digital, Inc.	378,068	6,487,647
HubSpot, Inc. (A)	3,413	1,463,324
Intuit, Inc.	19,535	8,709,289
Microsoft Corp.	229,872	66,272,097
Qualtrics International, Inc., Class A (A)	307,972	5,491,141
Salesforce, Inc. (A)	261,362	52,214,900
TeamViewer SE (A)(D)	237,681	4,048,991
Workday, Inc., Class A (A)	40,687	8,403,493
Zoom Video Communications, Inc., Class A (A)	100,285	7,405,044
		188,598,081
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	119,248	19,663,995
Pure Storage, Inc., Class A (A)	662,875	16,909,941
Samsung Electronics Company, Ltd.	323,800	16,012,220
Western Digital Corp. (A)	122,320	4,607,794
		57,193,950
		436,426,687
Real estate – 0.3%
Real estate management and development – 0.3%
KE Holdings, Inc., ADR (A)	112,221	2,114,244
Opendoor Technologies, Inc. (A)	209,793	369,236
		2,483,480
TOTAL COMMON STOCKS (Cost $658,057,386)		$727,016,842
SHORT-TERM INVESTMENTS – 6.6%
Short-term funds – 6.6%
John Hancock Collateral Trust, 4.9438% (E)(F)	218,259	2,181,916
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (E)	501,965	501,965
T. Rowe Price Government Reserve Fund, 4.8116% (E)	49,322,253	49,322,253
TOTAL SHORT-TERM INVESTMENTS (Cost $52,006,142)		$52,006,134
Total Investments (Science & Technology Trust) (Cost $710,063,528) – 99.6%		$779,022,976
Other assets and liabilities, net – 0.4%		2,848,491
TOTAL NET ASSETS – 100.0%		$781,871,467
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.

185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $2,137,292.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.5%
U.S. Government – 15.2%
U.S. Treasury Bonds
2.250%, 02/15/2052	$31,952,000	$23,826,706
2.500%, 02/15/2045	83,239,000	66,418,869
3.000%, 08/15/2052	313,959,000	275,793,359
3.375%, 08/15/2042 to 11/15/2048	48,236,000	45,176,754
3.875%, 02/15/2043	27,499,000	27,743,913
4.000%, 11/15/2042 to 11/15/2052	354,152,000	367,796,510
U.S. Treasury Notes
3.500%, 02/15/2033	19,164,000	19,193,944
4.000%, 02/29/2028 to 02/28/2030	89,143,000	90,986,584
		916,936,639
U.S. Government Agency – 31.3%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2052	61,669,300	51,251,147
2.500%, 08/01/2051 to 12/01/2051	39,390,272	34,184,948
3.000%, 03/01/2043 to 12/01/2049	93,679,074	85,815,120
3.500%, 04/01/2044 to 04/01/2052	116,093,201	109,258,670
4.000%, 08/01/2037 to 08/01/2052	98,352,749	95,338,669
4.500%, 12/01/2037 to 09/01/2052	99,327,644	98,345,127
5.000%, 10/01/2052 to 02/01/2053	78,311,822	78,437,078
5.500%, 09/01/2052	28,771,398	29,385,086
Federal National Mortgage Association
2.500%, 12/01/2050 to 03/01/2052	219,895,988	190,745,822
3.000%, 01/01/2043 to 02/01/2052	187,825,304	170,935,066
3.500%, 06/01/2042 to 04/01/2052	159,338,829	150,802,525
4.000%, 09/01/2037 to 09/01/2052	351,092,345	341,707,368
4.500%, 11/01/2037 to 10/01/2052	184,646,197	183,041,864
5.000%, TBA (A)	48,627,000	48,488,316
5.000%, 10/01/2052 to 12/01/2052	70,722,278	70,737,399
5.500%, TBA (A)	30,174,000	30,480,447
5.500%, 10/01/2052 to 12/01/2052	117,080,873	119,485,732
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	2,526,182	2,477,060
		1,890,917,444
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,898,490,661)		$2,807,854,083
FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Qatar – 0.1%
State of Qatar 5.103%, 04/23/2048 (B)	8,410,000	8,536,150
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,410,000)		$8,536,150
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS – 30.0%
Communication services – 1.8%
AT&T, Inc.
3.500%, 06/01/2041	$12,200,000	$9,628,114
3.650%, 06/01/2051	11,566,000	8,760,484
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	12,535,753
4.800%, 03/01/2050	12,476,000	9,509,123
5.750%, 04/01/2048	16,696,000	14,408,428
6.484%, 10/23/2045	13,673,000	12,953,739
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	5,650,000	4,468,827
Netflix, Inc. 4.875%, 06/15/2030 (B)	7,755,000	7,720,451
T-Mobile USA, Inc. 3.875%, 04/15/2030	13,891,000	13,034,115
Vodafone Group PLC 5.625%, 02/10/2053	3,784,000	3,736,861
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042 (B)	3,145,000	2,630,586
5.141%, 03/15/2052 (B)	7,855,000	6,364,383
		105,750,864
Consumer discretionary – 2.4%
AutoNation, Inc. 4.750%, 06/01/2030	6,447,000	6,060,054
Booking Holdings, Inc. 4.625%, 04/13/2030	9,246,000	9,240,117
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	13,024,000	11,654,479
eBay, Inc. 2.700%, 03/11/2030	9,701,000	8,501,260
Expedia Group, Inc.
2.950%, 03/15/2031	4,157,000	3,468,782
3.800%, 02/15/2028	16,524,000	15,647,587
4.625%, 08/01/2027	8,713,000	8,539,271
5.000%, 02/15/2026	8,638,000	8,598,596
General Motors Company 5.400%, 10/15/2029	8,209,000	8,134,196
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	14,729,390
3.600%, 06/21/2030	20,346,000	17,826,123
Hyundai Capital America
1.800%, 10/15/2025 (B)	4,018,000	3,685,872
2.375%, 10/15/2027 (B)	4,018,000	3,552,190
Marriott International, Inc.
4.625%, 06/15/2030	5,210,000	5,058,196
4.650%, 12/01/2028	13,237,000	13,108,734
Nissan Motor Acceptance Company LLC
1.125%, 09/16/2024 (B)	4,380,000	4,094,210
2.000%, 03/09/2026 (B)	3,856,000	3,417,331
		145,316,388
Consumer staples – 0.8%
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	3,282,000	3,207,539
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	5,964,000	5,627,176
Dollar Tree, Inc. 4.200%, 05/15/2028	9,223,000	8,982,001
JBS USA LUX SA
5.125%, 02/01/2028 (B)	3,366,000	3,250,647
5.750%, 04/01/2033 (B)	9,181,000	8,767,855
Kraft Heinz Foods Company
4.375%, 06/01/2046	13,908,000	12,116,610
4.875%, 10/01/2049	3,550,000	3,298,502
5.000%, 06/04/2042	3,892,000	3,732,284
		48,982,614

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 3.3%
Aker BP ASA
3.000%, 01/15/2025 (B)	$6,211,000	$5,982,636
3.100%, 07/15/2031 (B)	8,003,000	6,768,850
3.750%, 01/15/2030 (B)	5,064,000	4,568,702
4.000%, 01/15/2031 (B)	10,984,000	9,973,929
Cheniere Energy Partners LP 4.500%, 10/01/2029	3,497,000	3,248,750
Continental Resources, Inc. 4.900%, 06/01/2044	4,181,000	3,237,113
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	4,810,892
Enbridge, Inc.
5.750%, (5.750% to 4-15-30, then 5 Year CMT + 5.314%), 07/15/2080	8,820,000	7,847,092
6.250%, (6.250% to 3-1-28, then 3 month LIBOR + 3.641%), 03/01/2078	8,767,000	7,972,701
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,693,884
5.150%, 03/15/2045	5,400,000	4,701,074
5.250%, 04/15/2029	17,785,000	17,716,379
5.400%, 10/01/2047	8,136,000	7,232,292
5.500%, 06/01/2027	7,447,000	7,526,878
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month LIBOR + 3.033%), 08/16/2077	12,660,000	10,705,552
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	5,183,668
MPLX LP
4.000%, 03/15/2028	6,705,000	6,415,269
4.125%, 03/01/2027	2,551,000	2,472,822
4.250%, 12/01/2027	4,887,000	4,732,162
4.950%, 09/01/2032	3,979,000	3,891,318
5.000%, 03/01/2033	4,017,000	3,930,917
Ovintiv, Inc. 7.200%, 11/01/2031	1,177,000	1,252,052
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,965,776
4.500%, 05/15/2030	13,283,000	12,813,094
5.000%, 03/15/2027	7,297,000	7,270,798
Targa Resources Corp. 4.950%, 04/15/2052	9,104,000	7,553,131
Targa Resources Partners LP 4.000%, 01/15/2032	7,449,000	6,492,101
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	9,307,006
4.650%, 08/15/2032	5,495,000	5,296,384
Var Energi ASA 8.000%, 11/15/2032 (B)	5,570,000	5,928,095
Western Midstream Operating LP
4.300%, 02/01/2030	6,184,000	5,639,746
6.150%, 04/01/2033	1,540,000	1,560,884
		200,691,947
Financials – 9.0%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	10,119,202
2.875%, 06/15/2028	6,780,000	5,575,265
3.250%, 07/15/2025	3,689,000	3,369,796
3.875%, 01/15/2026	8,615,000	7,941,536
4.200%, 06/10/2024	2,208,000	2,133,759
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	11,658,959
Banco Santander SA 4.379%, 04/12/2028	7,600,000	7,177,765
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then SOFR + 1.060%), 06/14/2029	$12,755,000	$10,984,757
2.592%, (2.592% to 4-29-30, then SOFR + 2.150%), 04/29/2031	12,322,000	10,435,032
2.687%, (2.687% to 4-22-31, then SOFR + 1.320%), 04/22/2032	19,364,000	16,159,724
3.248%, 10/21/2027	9,341,000	8,802,156
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	9,199,000	7,842,046
4.271%, (4.271% to 7-23-28, then 3 month LIBOR + 1.310%), 07/23/2029	17,187,000	16,549,036
Blackstone Private Credit Fund
2.350%, 11/22/2024	7,493,000	6,965,604
2.700%, 01/15/2025	5,893,000	5,426,059
3.250%, 03/15/2027	1,690,000	1,434,894
4.000%, 01/15/2029	8,340,000	6,950,700
BNP Paribas SA 9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(C)	2,997,000	3,043,461
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	7,521,721
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then SOFR + 1.167%), 05/01/2032	5,665,000	4,699,997
4.600%, 03/09/2026	14,638,000	14,333,148
Citizens Financial Group, Inc. 3.250%, 04/30/2030	12,256,000	10,155,011
CNA Financial Corp. 2.050%, 08/15/2030	2,944,000	2,402,183
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	9,824,349
Credit Agricole SA
2.811%, 01/11/2041 (B)	5,816,000	3,881,862
3.250%, 01/14/2030 (B)	12,902,000	10,824,239
Danske Bank A/S 6.466%, (6.466% to 1-9-25, then 1 Year CMT + 2.100%), 01/09/2026 (B)	6,980,000	6,986,457
Deutsche Bank AG
2.311%, (2.311% to 11-16-26, then SOFR + 1.219%), 11/16/2027	7,009,000	5,939,663
2.552%, (2.552% to 1-7-27, then SOFR + 1.318%), 01/07/2028	11,487,000	9,748,170
Discover Financial Services
4.100%, 02/09/2027	4,203,000	3,975,310
6.700%, 11/29/2032	7,827,000	8,069,189
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	12,793,000	10,936,321
2.956%, (2.956% to 5-13-30, then SOFR + 2.515%), 05/13/2031	12,141,000	10,494,820
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (C)	9,375,000	8,718,750
6.750%, (6.750% to 2-1-24, then 3 month LIBOR + 3.780%), 02/01/2024 (C)	12,306,000	12,348,825
Lazard Group LLC 4.375%, 03/11/2029	7,100,000	6,766,728
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month LIBOR + 3.520%), 11/01/2026 (C)	3,746,000	2,808,002

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	$6,523,000	$5,628,754
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month LIBOR + 2.205%), 12/15/2036	7,277,000	7,041,516
Morgan Stanley
2.239%, (2.239% to 7-21-31, then SOFR + 1.178%), 07/21/2032	4,486,000	3,599,381
2.484%, (2.484% to 9-16-31, then SOFR + 1.360%), 09/16/2036	11,122,000	8,449,371
NatWest Group PLC 3.754%, (3.754% to 11-1-24, then 5 Year CMT + 2.100%), 11/01/2029	4,512,000	4,230,704
NatWest Markets PLC 1.600%, 09/29/2026 (B)	12,231,000	10,675,102
Nippon Life Insurance Company 2.750%, (2.750% to 1-21-31, then 5 Year CMT + 2.653%), 01/21/2051 (B)	8,604,000	6,824,291
Prudential Financial, Inc. 5.125%, (5.125% to 11-28-31, then 5 Year CMT + 3.162%), 03/01/2052	4,543,000	4,002,796
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then SOFR + 1.249%), 01/06/2028	7,238,000	6,257,864
3.244%, 10/05/2026	16,909,000	15,316,519
3.450%, 06/02/2025	15,455,000	14,467,944
4.400%, 07/13/2027	3,574,000	3,346,018
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	7,908,000	6,552,420
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (B)	4,310,000	4,004,226
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (B)	12,442,000	12,480,722
Synovus Bank/Columbus GA 5.625%, 02/15/2028	3,622,000	3,250,736
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	7,775,327
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then SOFR + 1.281%), 04/22/2032	23,362,000	19,460,309
2.650%, (2.650% to 10-21-31, then SOFR + 1.264%), 10/21/2032	9,012,000	7,446,182
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)	12,274,000	9,733,527
4.850%, (4.850% to 6-1-23, then 3 month LIBOR + 3.040%), 06/01/2023 (C)	4,314,000	4,109,220
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%) , 03/15/2030 (C)	5,692,000	5,293,560
8.492%, (3 month LIBOR + 3.678%), 05/01/2023 (C)(D)	11,183,000	11,033,533
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then SOFR + 2.100%), 06/02/2028	19,183,000	17,273,503
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	14,423,000	12,533,839
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	$18,031,000	$15,628,376
5.875%, (5.875% to 6-15-25, then 3 month LIBOR + 3.990%), 06/15/2025 (C)	22,240,000	21,850,800
		541,271,036
Health care – 1.4%
AmerisourceBergen Corp. 2.800%, 05/15/2030	9,144,000	8,023,936
Amgen, Inc. 5.250%, 03/02/2030	2,398,000	2,452,631
Centene Corp. 4.625%, 12/15/2029	13,970,000	13,135,153
CVS Health Corp.
3.750%, 04/01/2030	2,600,000	2,432,286
3.875%, 07/20/2025	1,840,000	1,807,008
5.050%, 03/25/2048	7,278,000	6,808,614
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	13,464,000	10,124,595
3.750%, 06/15/2029 (B)	12,965,000	11,214,032
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,567,803
Universal Health Services, Inc.
1.650%, 09/01/2026	7,142,000	6,283,714
2.650%, 10/15/2030	7,813,000	6,264,377
Viatris, Inc.
2.300%, 06/22/2027	4,139,000	3,627,283
2.700%, 06/22/2030	5,951,000	4,836,803
4.000%, 06/22/2050	6,862,000	4,511,945
		85,090,180
Industrials – 4.6%
AerCap Ireland Capital DAC
1.750%, 01/30/2026	9,702,000	8,687,296
2.450%, 10/29/2026	24,766,000	22,232,755
3.000%, 10/29/2028	8,016,000	6,998,147
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,482,767	2,333,815
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	3,166,905	2,947,727
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,733,497
2.875%, 01/15/2026	4,391,000	4,093,220
3.625%, 12/01/2027	4,932,000	4,552,376
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	4,326,003	4,390,779
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,196,818	6,389,197
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,302,044	5,762,986
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	4,796,050	4,100,954
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,513,150	5,006,199
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,323,103	3,656,674

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	$6,487,288	$5,324,220
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	6,610,370	5,728,678
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,174,978	3,423,708
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	4,620,000	4,049,272
4.250%, 11/01/2029 (B)	2,302,000	2,112,382
5.500%, 08/11/2032 (B)	6,391,000	6,278,255
5.550%, 05/30/2033 (B)	2,706,000	2,673,822
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	1,829,376	1,797,566
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,374,654	1,197,049
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,348,344	2,170,637
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	2,978,473	2,949,082
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	10,366,000	8,685,619
DAE Funding LLC 3.375%, 03/20/2028 (B)	11,546,000	10,377,776
Delta Air Lines, Inc.
4.375%, 04/19/2028	6,570,000	6,104,187
4.500%, 10/20/2025 (B)	1,887,405	1,855,680
4.750%, 10/20/2028 (B)	7,687,678	7,414,858
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	5,206,000	4,872,445
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	6,820,526	5,761,067
Owens Corning 3.950%, 08/15/2029	8,341,000	7,857,635
Regal Rexnord Corp.
6.050%, 02/15/2026 (B)	4,778,000	4,798,944
6.400%, 04/15/2033 (B)	4,095,000	4,097,530
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,283,889
The Boeing Company
3.200%, 03/01/2029	4,360,000	3,982,975
5.040%, 05/01/2027	12,923,000	13,016,725
5.150%, 05/01/2030	17,787,000	17,898,205
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	8,823,231	8,241,966
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,014,239	6,913,242
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	7,247,049	6,751,212
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,889,156	2,715,997
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,075,914	5,468,322
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	$14,196,545	$14,054,579
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	3,265,156	3,101,898
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,237,619	1,225,883
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	6,017,651	5,945,562
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,244,692	3,037,316
		280,053,805
Information technology – 3.3%
Autodesk, Inc. 2.850%, 01/15/2030	4,681,000	4,134,104
Broadcom, Inc.
3.419%, 04/15/2033 (B)	11,115,000	9,300,025
4.750%, 04/15/2029	25,279,000	24,957,616
4.926%, 05/15/2037 (B)	4,669,000	4,245,918
Dell International LLC
4.900%, 10/01/2026	12,456,000	12,424,452
5.300%, 10/01/2029	6,177,000	6,223,586
Flex, Ltd. 6.000%, 01/15/2028	9,336,000	9,565,776
KLA Corp. 4.100%, 03/15/2029	7,616,000	7,496,979
Micron Technology, Inc.
4.185%, 02/15/2027	14,953,000	14,469,513
5.327%, 02/06/2029	19,168,000	19,282,838
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	9,500,495
2.750%, 05/24/2031	9,922,000	8,193,605
4.600%, 05/23/2029	3,233,000	3,144,954
NXP BV 3.875%, 06/18/2026	12,831,000	12,391,245
Oracle Corp. 2.950%, 04/01/2030	15,041,000	13,280,513
Qorvo, Inc.
1.750%, 12/15/2024 (B)	6,016,000	5,584,773
3.375%, 04/01/2031 (B)	5,277,000	4,365,451
Renesas Electronics Corp. 1.543%, 11/26/2024 (B)	6,826,000	6,372,880
VeriSign, Inc. 2.700%, 06/15/2031	4,203,000	3,563,549
VMware, Inc. 4.700%, 05/15/2030	12,282,000	11,923,163
Western Digital Corp. 4.750%, 02/15/2026	8,529,000	8,183,187
		198,604,622
Materials – 0.5%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	4,433,000	4,336,924
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (B)	7,579,000	5,691,717
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	7,941,000	7,346,344
5.450%, 03/15/2043	9,268,000	8,669,155
Newmont Corp. 2.800%, 10/01/2029	3,137,000	2,773,973

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
OCI NV 6.700%, 03/16/2033	$4,023,000	$4,013,014
		32,831,127
Real estate – 1.7%
American Homes 4 Rent LP 4.250%, 02/15/2028	4,327,000	4,060,174
American Tower Corp. 3.800%, 08/15/2029	12,035,000	11,184,672
American Tower Trust I 5.490%, 03/15/2028 (B)	7,833,000	7,906,265
Crown Castle, Inc.
3.650%, 09/01/2027	11,831,000	11,222,959
3.800%, 02/15/2028	4,658,000	4,420,511
Extra Space Storage LP 5.700%, 04/01/2028	2,092,000	2,106,184
GLP Capital LP
3.250%, 01/15/2032	3,361,000	2,726,981
4.000%, 01/15/2030	3,326,000	2,949,264
5.375%, 04/15/2026	5,262,000	5,106,505
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	9,194,615
3.500%, 09/15/2030	4,750,000	4,011,996
4.000%, 06/15/2025	13,557,000	13,001,303
4.500%, 02/01/2026	4,859,000	4,710,373
SBA Tower Trust
2.836%, 01/15/2025 (B)	7,899,000	7,482,521
6.599%, 01/15/2028 (B)	2,536,000	2,676,481
VICI Properties LP
4.125%, 08/15/2030 (B)	2,123,000	1,875,217
4.375%, 05/15/2025	2,868,000	2,776,383
4.625%, 12/01/2029 (B)	4,089,000	3,722,276
5.125%, 05/15/2032	1,733,000	1,632,729
		102,767,409
Utilities – 1.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,952,000	5,118,720
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	2,509,647	2,352,794
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	6,173,388
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	5,900,966
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	3,071,000	2,595,856
6.051%, 03/01/2025	1,846,000	1,877,939
NiSource, Inc.
3.600%, 05/01/2030	4,887,000	4,509,294
5.250%, 03/30/2028	1,446,000	1,470,931
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	7,276,000	6,224,988
4.450%, 06/15/2029 (B)	5,451,000	4,942,419
7.000%, 03/15/2033 (B)	6,323,000	6,550,122
Vistra Operations Company LLC
3.700%, 01/30/2027 (B)	13,509,000	12,468,272
4.300%, 07/15/2029 (B)	11,729,000	10,499,887
		70,685,576
TOTAL CORPORATE BONDS (Cost $2,014,333,251)		$1,812,045,568
MUNICIPAL BONDS – 1.0%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	7,369,954
Select Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	$4,975,000	$3,892,171
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	10,558,021
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,250,171
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	8,088,243
4.131%, 06/15/2042	790,000	697,373
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	5,206,062
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	10,084,488
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	5,122,000	4,566,611
TOTAL MUNICIPAL BONDS (Cost $72,593,207)		$57,713,094
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.9%
Commercial and residential – 7.8%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(E)	2,899,165	2,620,867
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(E)	2,448,718	2,048,002
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(E)	5,474,782	4,391,273
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(E)	6,674,863	5,489,250
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(E)	4,321,460	3,496,774
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (B)	5,706,000	5,322,084
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	4,700,000	4,450,469
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%), 6.597%, 05/15/2039 (B)(D)	5,954,000	5,777,451
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%), 7.146%, 05/15/2039 (B)(D)	2,231,000	2,159,759
BPR Trust Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) 6.725%, 04/15/2037 (B)(D)	16,875,000	16,213,934
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(E)	3,015,265	2,643,847
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%), 5.872%, 10/15/2037 (B)(D)	5,770,164	5,640,802
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 5.535%, 11/15/2038 (B)(D)	5,198,000	4,995,981

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Commercial Mortgage Trust (continued)
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 5.605%, 12/15/2038 (B)(D)	$14,619,000	$14,087,532
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 5.784%, 09/15/2036 (B)(D)	7,399,000	6,972,247
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%), 5.817%, 01/17/2039 (B)(D)	12,523,000	12,001,203
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.441%, 01/15/2034 (B)(D)	3,097,040	2,910,415
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	5,805,000	5,668,568
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 5.784%, 08/15/2036 (B)(D)	17,743,000	15,957,676
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 6.434%, 12/15/2037 (B)(D)	1,944,000	1,895,145
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	11,754,000	11,431,242
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,570,969
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	12,457,517
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(E)	4,687,517	3,732,078
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(E)	6,831,278	5,408,799
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(E)	5,328,160	4,259,186
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(E)	9,830,075	8,456,437
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (B)(E)	4,291,000	3,039,109
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,153,016
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 5.914%, 05/15/2036 (B)(D)	4,340,202	4,268,849
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 6.284%, 05/15/2036 (B)(D)	5,822,514	5,689,986
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,185,285	1,963,871
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(E)	10,310,467	8,207,579
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(E)	$4,261,647	$3,591,812
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(E)	3,923,502	3,191,644
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(E)	2,797,132	2,200,678
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(E)	6,652,540	5,340,912
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(E)	11,329,250	9,136,948
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,970,000	8,126,257
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(E)	5,874,345	5,023,427
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(E)	1,953,250	1,629,997
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(E)	4,577,077	3,678,682
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(E)	9,531,770	7,749,405
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(E)	3,252,206	2,735,167
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(E)	3,348,215	2,740,530
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(E)	5,407,047	4,413,626
GS Mortgage Securities Trust
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,275,229
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,393,566
Series 2021-STAR, Class A (1 month LIBOR + 0.950%), 5.634%, 12/15/2036 (B)(D)	13,304,000	12,816,531
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(E)	1,112,228	1,011,616
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(E)	2,350,102	2,023,566
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(E)	3,195,788	2,704,477
InTown Mortgage Trust Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) 7.316%, 08/15/2039 (B)(D)	9,705,000	9,625,930
Irvine Core Office Trust Series 2013-IRV, Class A2 3.174%, 05/15/2048 (B)(E)	6,620,000	6,415,191
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A 3.024%, 01/05/2039 (B)	6,678,000	5,795,753

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 5.734%, 05/15/2036 (B)(D)	$8,981,000	$8,801,957
Life Mortgage Trust
Series 2021-BMR, Class A (1 month CME Term SOFR + 0.814%), 5.641%, 03/15/2038 (B)(D)	7,339,838	7,121,099
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%), 6.341%, 03/15/2038 (B)(D)	5,951,884	5,623,309
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.122%, 05/15/2039 (B)(D)	16,812,000	16,435,863
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(E)	2,632,090	2,308,933
MHP Trust Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) 5.642%, 01/15/2027 (B)(D)	7,636,264	7,329,855
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(E)	2,644,090	2,432,400
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(E)	9,857,529	8,189,682
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	3,226,332	2,911,253
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(E)	2,181,895	1,810,220
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(E)	5,096,951	4,024,006
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(E)	7,389,060	5,618,339
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(E)	8,162,511	6,973,644
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,974,000	10,672,156
SMRT Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) 5.828%, 01/15/2039 (B)(D)	16,836,000	16,184,450
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(E)	3,485,991	3,109,517
Series 2022-1, Class A1, 2.447%, 12/25/2066 (B)(E)	7,281,259	6,274,302
Towd Point Mortgage Trust
Series 2015-1, Class A5, 3.858%, 10/25/2053 (B)(E)	2,759,000	2,671,249
Series 2017-2, Class A1, 2.750%, 04/25/2057 (B)(E)	263,314	260,350
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(E)	4,853,171	4,498,539
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (B)(E)	366,469	356,334
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Towd Point Mortgage Trust (continued)
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(E)	$4,167,951	$3,884,737
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	5,533,098	4,932,115
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	1,578,180	1,435,697
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(E)	4,486,342	3,750,115
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(E)	5,612,441	4,674,738
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(E)	3,119,207	2,496,115
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(E)	4,888,010	3,952,014
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(E)	2,419,760	2,169,557
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(E)	2,875,160	2,457,943
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	4,699,390	4,242,411
		471,605,760
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 5.560%, 01/25/2042 (B)(D)	7,707,098	7,553,487
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%), 6.960%, 02/25/2042 (B)(D)	7,663,000	7,443,473
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%), 7.460%, 04/25/2042 (B)(D)	4,603,000	4,568,558
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 6.760%, 05/25/2042 (B)(D)	5,299,148	5,323,198
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 7.910%, 05/25/2042 (B)(D)	6,945,000	6,992,545
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%), 9.060%, 06/25/2042 (B)(D)	10,181,000	10,562,611
Series K038, Class X1 IO, 1.076%, 03/25/2024	49,413,278	349,792
Series K048, Class X1 IO, 0.217%, 06/25/2025	151,990,356	632,006
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 6.660%, 03/25/2042 (B)(D)	6,314,218	6,302,429
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 6.560%, 03/25/2042 (B)(D)	2,728,717	2,730,372
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 7.310%, 05/25/2042 (B)(D)	3,504,006	3,560,071
Series 427, Class C20 IO, 2.000%, 02/25/2051	42,732,840	5,695,212
Series 427, Class C77 IO, 2.500%, 09/25/2051	20,274,080	2,990,427

192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association
Series 2012-114, Class IO, 0.613%, 01/16/2053	$13,456,014	$205,241
Series 2016-174, Class IO, 0.892%, 11/16/2056	10,026,557	409,114
Series 2017-109, Class IO, 0.230%, 04/16/2057	11,635,249	220,907
Series 2017-124, Class IO, 0.620%, 01/16/2059	13,894,055	422,670
Series 2017-135, Class IO, 0.720%, 10/16/2058	40,674,954	1,668,275
Series 2017-140, Class IO, 0.486%, 02/16/2059	19,368,318	648,540
Series 2017-159, Class IO, 0.434%, 06/16/2059	27,325,888	874,647
Series 2017-20, Class IO, 0.531%, 12/16/2058	25,464,995	654,916
Series 2017-22, Class IO, 0.758%, 12/16/2057	12,447,364	460,923
Series 2017-41, Class IO, 0.595%, 07/16/2058	9,672,291	271,300
Series 2017-46, Class IO, 0.697%, 11/16/2057	14,884,760	558,558
Series 2017-61, Class IO, 0.746%, 05/16/2059	21,679,899	808,801
Series 2018-158, Class IO, 0.773%, 05/16/2061	20,501,442	1,026,839
Series 2018-69, Class IO, 0.611%, 04/16/2060	22,792,314	1,052,068
Series 2019-131, Class IO, 0.802%, 07/16/2061	27,075,274	1,500,872
Series 2020-100, Class IO, 0.782%, 05/16/2062	28,829,658	1,712,291
Series 2020-108, Class IO, 0.847%, 06/16/2062	69,880,316	4,189,660
Series 2020-114, Class IO, 0.800%, 09/16/2062	68,738,920	4,253,262
Series 2020-118, Class IO, 0.881%, 06/16/2062	50,729,690	3,171,235
Series 2020-119, Class IO, 0.602%, 08/16/2062	28,571,430	1,449,103
Series 2020-120, Class IO, 0.760%, 05/16/2062	16,000,549	943,112
Series 2020-137, Class IO, 0.795%, 09/16/2062	89,256,813	5,108,373
Series 2020-150, Class IO, 0.961%, 12/16/2062	45,350,402	3,254,086
Series 2020-170, Class IO, 0.833%, 11/16/2062	58,448,604	3,751,980
Series 2020-92, Class IO, 0.877%, 02/16/2062	66,164,911	4,391,597
Series 2021-10, Class IO, 0.986%, 05/16/2063	42,298,309	3,068,311
Series 2021-11, Class IO, 1.020%, 12/16/2062	65,793,111	4,698,451
Series 2021-203, Class IO, 0.869%, 07/16/2063	55,370,647	3,714,108
Series 2021-3, Class IO, 0.867%, 09/16/2062	76,963,304	5,010,965
Series 2021-40, Class IO, 0.824%, 02/16/2063	20,107,742	1,294,583
Series 2022-181, Class IO, 0.715%, 07/16/2064	20,642,904	1,543,819
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2022-21, Class IO, 0.783%, 10/16/2063	$18,968,051	$1,235,552
		128,278,340
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $722,056,860)		$599,884,100
ASSET BACKED SECURITIES – 11.6%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	8,542,079
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	14,682,000	12,952,245
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,651,337
AMSR Trust
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	9,605,000	8,894,388
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	2,973,000	2,704,226
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(E)	7,744,000	6,556,940
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	1,681,000	1,522,155
Applebee's Funding LLC
Series 2019-1A, Class A2I 4.194%, 06/05/2049 (B)	10,925,640	10,676,437
Series 2023-1A, Class A2 7.824%, 03/05/2053 (B)	3,779,000	3,779,000
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	3,038,382	2,725,375
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	10,384,725	9,100,789
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,031,000	9,510,026
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	6,502,000	6,104,542
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 6.008%, 07/20/2034 (B)(D)	3,723,000	3,629,061
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	10,913,453	9,515,094
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	2,500,756	2,381,584
Carlyle U.S. CLO, Ltd. Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) 5.912%, 07/15/2032 (B)(D)	4,566,000	4,479,849
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	8,663,593	8,240,888

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	$10,397,778	$9,441,824
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	9,760,980	8,614,595
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	2,940,184	2,789,440
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	11,470,264	10,105,985
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	9,244,534	8,026,897
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	6,125,269	5,338,970
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	15,959,000	14,164,203
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	6,935,000	6,037,472
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	4,092,600	3,811,021
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	16,095,263	14,159,035
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	10,702,000	9,158,970
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	11,667,900	11,008,815
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	3,492,000	3,106,546
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	7,545,600	6,476,290
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	3,600,450	3,445,674
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	7,443,100	6,360,077
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	9,268,675	7,581,248
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	3,286,765	3,082,278
Elmwood CLO IV, Ltd. Series 2020-1A, Class A (3 month LIBOR + 1.240%) 6.032%, 04/15/2033 (B)(D)	7,297,000	7,187,093
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.740%, 01/15/2026	2,741,216	2,695,378
FirstKey Homes Trust
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	7,308,396	6,632,657
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	5,587,077	4,922,707
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	12,224,000	10,623,271
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	6,659,585	6,507,167
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	7,732,000	7,159,221
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Golub Capital Partners Funding, Ltd. (continued)
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	$7,518,000	$6,942,471
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	6,373,000	5,867,231
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	1,392,523	1,350,945
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (B)	3,148,916	2,797,616
Hotwire Funding LLC Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	4,624,000	4,012,319
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	2,560,740	2,327,958
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (B)	8,440,740	7,587,837
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	545,944	529,179
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	4,446,000	4,386,757
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	12,652,731
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	2,361,300	2,299,621
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	1,627,362	1,574,150
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	3,859,695	3,640,197
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	3,298,252	3,050,443
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	6,586,289	6,018,895
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	5,603,859	5,011,956
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	6,688,658	6,136,699
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	7,067,525	6,179,511
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	5,939,008	5,051,424
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	13,359,053	11,345,883
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	5,492,520	4,512,748
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	12,983,000	11,195,194
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,350,823
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	1,718,437	1,603,991

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes (continued)
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	$1,880,046	$1,691,154
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 5.952%, 07/15/2034 (B)(D)	11,169,000	10,895,650
Ocean Trails CLO X Series 2020-10A, Class AR (3 month LIBOR + 1.220%) 6.012%, 10/15/2034 (B)(D)	5,975,000	5,800,638
OCP CLO, Ltd. Series 2020-19A, Class AR (3 month LIBOR + 1.150%) 5.958%, 10/20/2034 (B)(D)	4,404,000	4,288,487
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	3,701,076	3,678,804
Progress Residential Trust
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	19,321,665	17,278,064
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	13,519,010	11,982,001
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	4,514,000	3,925,941
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	12,112,000	11,548,581
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	6,799,000	6,237,051
Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	12,961,000	13,344,077
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	7,112,318	5,818,985
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	10,084,250	9,475,797
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	3,965,534	3,696,418
SMB Private Education Loan Trust
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	6,584,423	6,186,394
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	5,359,909	4,790,774
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	3,997,875	3,441,395
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	1,248,785	1,180,324
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,546,364	7,867,005
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	7,428,995	6,646,707
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	6,981,680	5,694,000
Starwood Property Mortgage Trust Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) 6.208%, 01/15/2033 (B)(D)	10,802,000	10,715,786
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	3,759,006	3,155,492
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	$14,171,613	$12,323,195
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	13,261,115	11,673,111
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	5,754,744	4,850,926
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	9,474,939	7,996,653
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	13,349,700	11,695,294
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	7,908,240	6,791,623
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	9,698,552	9,359,845
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	8,834,000	7,949,081
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	6,853,000	5,799,545
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	3,175,362	2,923,467
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	8,569,453	7,337,620
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	2,393,423	2,311,275
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	8,013,270	6,721,683
Westgate Resorts LLC Series 2022-1A, Class A 1.788%, 08/20/2036 (B)	6,547,494	6,209,039
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,094,273	2,471,629
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	16,055,763	14,073,598
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	6,187,770	5,181,540
TOTAL ASSET BACKED SECURITIES (Cost $779,497,561)		$701,838,077
SHORT-TERM INVESTMENTS – 1.6%
Short-term funds – 1.6%
John Hancock Collateral Trust, 4.9438% (F)(G)	9,935,374	99,322,943
TOTAL SHORT-TERM INVESTMENTS (Cost $99,318,713)		$99,322,943
Total Investments (Select Bond Trust) (Cost $6,594,700,253) – 100.7%		$6,087,194,015
Other assets and liabilities, net – (0.7%)		(42,730,201)
TOTAL NET ASSETS – 100.0%		$6,044,463,814
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate

195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,557,773,407 or 25.8% of the fund's net assets as of 3-31-23.
Select Bond Trust (continued)
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	361	Long	Jun 2023	$41,378,280	$41,486,797	$108,517
U.S. Treasury Long Bond Futures	358	Long	Jun 2023	44,979,254	46,953,938	1,974,684
						$2,083,201

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.0%
U.S. Government – 31.4%
U.S. Treasury Notes
0.625%, 07/31/2026	$1,000,000	$902,031
0.875%, 06/30/2026	1,800,000	1,641,305
1.125%, 10/31/2026	2,500,000	2,280,176
2.000%, 05/31/2024	2,000,000	1,943,906
2.125%, 03/31/2024	2,700,000	2,635,031
2.625%, 04/15/2025	2,000,000	1,943,594
2.875%, 11/30/2023	6,115,000	6,041,668
3.500%, 01/31/2028	17,150,000	17,060,232
4.000%, 02/15/2026 to 02/29/2028	4,000,000	4,044,375
4.250%, 10/15/2025	2,500,000	2,519,336
4.500%, 11/30/2024	11,320,000	11,364,219
4.625%, 03/15/2026	1,675,000	1,713,211
		54,089,084
U.S. Government Agency – 62.6%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,059,952
0.680%, 01/13/2027	6,000,000	5,312,505
1.600%, 12/14/2026	2,000,000	1,829,883
3.370%, 12/08/2025	2,000,000	1,947,170
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,881,015
0.650%, 02/26/2026	6,000,000	5,437,886
0.700%, 01/28/2026	7,000,000	6,371,994
0.850%, 10/28/2024	4,000,000	3,783,396
0.900%, 02/26/2027	2,000,000	1,779,619
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,668,869
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,725,804
2.750%, 03/25/2027	2,600,000	2,465,955
3.250%, 06/09/2025	2,415,000	2,357,653
3.500%, 05/19/2025	4,000,000	3,918,906
4.130%, 08/28/2025	2,500,000	2,468,224
5.000%, 10/20/2025 to 09/14/2027	3,300,000	3,278,190
6.000%, 02/24/2028 to 03/13/2028	3,500,000	3,503,543
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	$3,060,000	$2,795,631
0.640%, 11/24/2025	2,000,000	1,832,526
0.650%, 10/22/2025	2,000,000	1,836,125
0.700%, 12/23/2025	2,000,000	1,826,464
0.800%, 10/27/2026	2,000,000	1,786,200
1.500%, 02/12/2025	6,000,000	5,711,383
2.500%, 09/01/2034	1,578,363	1,473,260
3.000%, 07/01/2030 to 12/01/2032	1,814,889	1,745,643
3.494%, (12 month LIBOR + 1.617%), 05/01/2045 (A)	316,350	319,725
3.500%, 04/01/2032	807,391	788,083
4.050%, 08/28/2025	2,000,000	1,972,499
4.250%, 08/25/2027	2,000,000	1,960,090
5.500%, 02/28/2028	2,060,000	2,050,635
7.000%, 04/01/2031 to 04/01/2032	245	260
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,577,674
0.625%, 04/22/2025	4,000,000	3,719,031
0.650%, 12/17/2025	2,000,000	1,824,758
2.500%, 10/01/2027 to 09/01/2034	1,873,318	1,759,157
3.000%, 03/01/2028 to 09/01/2034	4,822,879	4,641,016
3.500%, 07/01/2031 to 06/01/2034	3,151,429	3,074,374
6.500%, 01/01/2039	231,848	249,067
7.000%, 12/01/2026 to 01/01/2029	606	630
8.000%, 10/01/2024 to 09/01/2030	668	711
		107,735,506
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $169,809,723)		$161,824,590
MUNICIPAL BONDS – 4.5%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	987,787
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	951,449

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
City of New York, GO
1.990%, 10/01/2026	$1,000,000	$922,099
3.250%, 03/01/2024	1,000,000	984,921
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	946,460
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	933,637
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	983,471
State of California, GO 2.375%, 10/01/2026	1,000,000	939,549
TOTAL MUNICIPAL BONDS (Cost $8,156,877)		$7,649,373
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series K030, Class X1 IO, 0.365%, 04/25/2023	8,141,717	81
Series K038, Class X1 IO, 1.076%, 03/25/2024	7,380,095	52,243
Federal National Mortgage Association
Series 427, Class C20 IO, 2.000%, 02/25/2051	1,181,567	157,473
Series 427, Class C77 IO, 2.500%, 09/25/2051	560,681	82,700
Government National Mortgage Association
Series 2012-114, Class IO, 0.613%, 01/16/2053	916,339	13,977
Series 2017-109, Class IO, 0.230%, 04/16/2057	864,475	16,413
Series 2017-124, Class IO, 0.620%, 01/16/2059	830,746	25,272
Series 2017-140, Class IO, 0.486%, 02/16/2059	644,761	21,590
Series 2017-20, Class IO, 0.531%, 12/16/2058	1,578,258	40,590
Series 2017-41, Class IO, 0.595%, 07/16/2058	871,923	24,457
Series 2017-46, Class IO, 0.697%, 11/16/2057	1,330,220	49,917
Series 2017-61, Class IO, 0.746%, 05/16/2059	747,051	27,870
Series 2017-74, Class IO, 0.448%, 09/16/2058	1,288,831	30,141
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-89, Class IO, 0.502%, 07/16/2059	$1,090,945	$34,491
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,360,537	42,066
Series 2020-118, Class IO, 0.881%, 06/16/2062	1,387,217	86,718
Series 2020-119, Class IO, 0.602%, 08/16/2062	787,315	39,932
Series 2020-120, Class IO, 0.760%, 05/16/2062	2,070,558	122,044
Series 2020-137, Class IO, 0.795%, 09/16/2062	1,410,404	80,721
Series 2020-170, Class IO, 0.833%, 11/16/2062	1,551,205	99,576
Series 2021-40, Class IO, 0.824%, 02/16/2063	487,875	31,411
Series 2022-53, Class IO, 0.712%, 06/16/2064	1,726,509	97,214
		1,176,897
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,294,132)		$1,176,897
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 4.9438% (B)(C)	58,322	583,037
TOTAL SHORT-TERM INVESTMENTS (Cost $583,042)		$583,037
Total Investments (Short Term Government Income Trust) (Cost $181,843,774) – 99.5%		$171,233,897
Other assets and liabilities, net – 0.5%		860,266
TOTAL NET ASSETS – 100.0%		$172,094,163
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 3-31-23.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	17	Long	Jun 2023	$1,867,100	$1,861,633	$(5,467)
						$(5,467)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 94.9%
Communication services – 2.6%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	3,795	$125,387
ATN International, Inc.	2,282	93,379
Bandwidth, Inc., Class A (A)	4,967	75,498
Charge Enterprises, Inc. (A)	26,959	29,655
Cogent Communications Holdings, Inc.	8,826	562,393
Consolidated Communications Holdings, Inc. (A)	15,848	40,888
EchoStar Corp., Class A (A)	7,334	134,139
Globalstar, Inc. (A)	143,464	166,418
IDT Corp., Class B (A)	3,154	107,488
Iridium Communications, Inc.	25,978	1,608,788
Liberty Latin America, Ltd., Class A (A)	13,203	109,717
Liberty Latin America, Ltd., Class C (A)	26,325	217,445
Ooma, Inc. (A)	5,047	63,138
Radius Global Infrastructure, Inc., Class A (A)	15,927	233,649
		3,567,982
Entertainment – 0.4%
Cinemark Holdings, Inc. (A)	22,667	335,245
IMAX Corp. (A)	9,911	190,093
Liberty Media Corp.-Liberty Braves, Class A (A)	3,260	112,731
Liberty Media Corp.-Liberty Braves, Class C (A)	6,622	223,095
Lions Gate Entertainment Corp., Class A (A)	12,528	138,685
Lions Gate Entertainment Corp., Class B (A)	24,200	251,196
Madison Square Garden Entertainment Corp. (A)	5,366	316,970
Playstudios, Inc. (A)	17,049	62,911
Reservoir Media, Inc. (A)	4,009	26,139
Skillz, Inc. (A)	65,294	38,732
The Marcus Corp.	5,056	80,896
Vivid Seats, Inc., Class A (A)(B)	5,726	43,689
		1,820,382
Interactive media and services – 0.7%
Bumble, Inc., Class A (A)	17,865	349,261
CarGurus, Inc. (A)	21,126	394,634
Cars.com, Inc. (A)	13,945	269,139
DHI Group, Inc. (A)	8,822	34,229
Eventbrite, Inc., Class A (A)	16,115	138,267
EverQuote, Inc., Class A (A)	4,246	59,019
FuboTV, Inc. (A)(B)	40,211	48,655
MediaAlpha, Inc., Class A (A)	5,247	78,600
Outbrain, Inc. (A)	9,300	38,409
QuinStreet, Inc. (A)	10,529	167,095
Shutterstock, Inc.	5,027	364,960
TrueCar, Inc. (A)	19,316	44,427
Vimeo, Inc. (A)	30,430	116,547
Vinco Ventures, Inc. (A)	38,997	12,530
Yelp, Inc. (A)	14,110	433,177
Ziff Davis, Inc. (A)	9,403	733,904
ZipRecruiter, Inc., Class A (A)	15,386	245,253
		3,528,106
Media – 0.7%
Advantage Solutions, Inc. (A)	18,231	28,805
AMC Networks, Inc., Class A (A)	6,381	112,178
Boston Omaha Corp., Class A (A)	4,433	104,929
Cardlytics, Inc. (A)(B)	7,115	24,155
Clear Channel Outdoor Holdings, Inc. (A)	79,505	95,406
Daily Journal Corp. (A)	274	78,079
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entravision Communications Corp., Class A	12,960	$78,408
Gannett Company, Inc. (A)	31,601	59,094
Gray Television, Inc.	17,326	151,083
iHeartMedia, Inc., Class A (A)	25,585	99,782
Innovid Corp. (A)	15,846	22,343
Integral Ad Science Holding Corp. (A)	8,302	118,470
John Wiley & Sons, Inc., Class A	8,851	343,153
Magnite, Inc. (A)	27,566	255,261
PubMatic, Inc., Class A (A)	9,015	124,587
Quotient Technology, Inc. (A)	19,458	63,822
Scholastic Corp.	6,141	210,145
Sinclair Broadcast Group, Inc., Class A	8,559	146,872
Stagwell, Inc. (A)	16,405	121,725
TechTarget, Inc. (A)	5,633	203,464
TEGNA, Inc.	45,713	773,007
The EW Scripps Company, Class A (A)	12,631	118,858
Thryv Holdings, Inc. (A)	5,315	122,564
WideOpenWest, Inc. (A)	11,136	118,376
		3,574,566
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	10,402	150,829
Shenandoah Telecommunications Company	10,037	190,904
Telephone & Data Systems, Inc.	21,050	221,236
United States Cellular Corp. (A)	3,041	63,040
		626,009
		13,117,045
Consumer discretionary – 10.8%
Automobile components – 1.4%
Adient PLC (A)	19,696	806,748
American Axle & Manufacturing Holdings, Inc. (A)	23,593	184,261
Dana, Inc.	26,748	402,557
Dorman Products, Inc. (A)	5,440	469,254
Fox Factory Holding Corp. (A)	8,795	1,067,449
Gentherm, Inc. (A)	6,842	413,394
Holley, Inc. (A)(B)	11,568	31,696
LCI Industries	5,132	563,853
Luminar Technologies, Inc. (A)(B)	52,422	340,219
Modine Manufacturing Company (A)	10,423	240,250
Motorcar Parts of America, Inc. (A)	4,332	32,230
Patrick Industries, Inc.	4,518	310,884
Solid Power, Inc. (A)(B)	27,745	83,512
Standard Motor Products, Inc.	4,057	149,744
Stoneridge, Inc. (A)	5,649	105,636
The Goodyear Tire & Rubber Company (A)	58,163	640,956
Visteon Corp. (A)	5,730	898,636
XPEL, Inc. (A)	4,450	302,378
		7,043,657
Automobiles – 0.1%
Canoo, Inc. (A)(B)	36,865	24,058
Fisker, Inc. (A)(B)	36,907	226,609
Lordstown Motors Corp., Class A (A)(B)	39,686	26,316
Winnebago Industries, Inc.	6,250	360,625
Workhorse Group, Inc. (A)(B)	32,125	42,726
		680,334
Broadline retail – 0.1%
1stdibs.com, Inc. (A)	4,988	19,802
Big Lots, Inc.	5,945	65,157
CarParts.com, Inc. (A)	10,850	57,939
ContextLogic, Inc., Class A (A)	118,196	52,692

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Dillard's, Inc., Class A	827	$254,451
Groupon, Inc. (A)(B)	4,614	19,425
Qurate Retail, Inc., Series A (A)	72,829	71,940
		541,406
Distributors – 0.0%
Funko, Inc., Class A (A)	6,683	63,021
Weyco Group, Inc.	1,445	36,559
		99,580
Diversified consumer services – 1.0%
2U, Inc. (A)	15,942	109,203
Adtalem Global Education, Inc. (A)	9,203	355,420
American Public Education, Inc. (A)	4,191	22,715
Carriage Services, Inc.	2,830	86,372
Chegg, Inc. (A)	25,643	417,981
Coursera, Inc. (A)	23,817	274,372
Duolingo, Inc. (A)	4,869	694,271
European Wax Center, Inc., Class A	4,969	94,411
frontdoor, Inc. (A)	17,135	477,724
Graham Holdings Company, Class B	746	444,497
Laureate Education, Inc.	27,371	321,883
Nerdy, Inc. (A)	12,156	50,812
OneSpaWorld Holdings, Ltd. (A)	14,077	168,783
Perdoceo Education Corp. (A)	13,740	184,528
Rover Group, Inc. (A)	19,831	89,834
Strategic Education, Inc.	4,686	420,943
Stride, Inc. (A)	8,255	324,009
Udemy, Inc. (A)	15,222	134,410
Universal Technical Institute, Inc. (A)	6,637	48,981
WW International, Inc. (A)	11,629	47,911
		4,769,060
Hotels, restaurants and leisure – 2.6%
Accel Entertainment, Inc. (A)	12,256	111,652
Bally's Corp. (A)	7,799	152,236
BJ's Restaurants, Inc. (A)	4,816	140,338
Bloomin' Brands, Inc.	18,281	468,908
Bluegreen Vacations Holding Corp.	2,589	70,887
Bowlero Corp. (A)	6,415	108,734
Brinker International, Inc. (A)	9,065	344,470
Century Casinos, Inc. (A)	5,989	43,899
Chuy's Holdings, Inc. (A)	3,846	137,879
Cracker Barrel Old Country Store, Inc.	4,639	526,990
Dave & Buster's Entertainment, Inc. (A)	8,904	327,578
Denny's Corp. (A)	12,063	134,623
Dine Brands Global, Inc.	3,043	205,829
El Pollo Loco Holdings, Inc.	4,372	41,927
Everi Holdings, Inc. (A)	18,257	313,108
F45 Training Holdings, Inc. (A)(B)	8,013	9,295
First Watch Restaurant Group, Inc. (A)	2,730	43,844
Full House Resorts, Inc. (A)	7,201	52,063
Golden Entertainment, Inc. (A)	4,234	184,221
Hilton Grand Vacations, Inc. (A)	17,996	799,562
Inspired Entertainment, Inc. (A)	4,610	58,962
International Game Technology PLC	20,540	550,472
Jack in the Box, Inc.	4,373	383,031
Krispy Kreme, Inc.	14,983	232,986
Kura Sushi USA, Inc., Class A (A)(B)	981	64,589
Life Time Group Holdings, Inc. (A)	9,002	143,672
Light & Wonder, Inc. (A)	19,527	1,172,596
Lindblad Expeditions Holdings, Inc. (A)	7,370	70,457
Monarch Casino & Resort, Inc.	2,724	201,985
NeoGames SA (A)	2,999	45,585
Noodles & Company (A)	9,190	44,572
ONE Group Hospitality, Inc. (A)	4,341	35,162
Papa John's International, Inc.	6,785	508,400
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Portillo's, Inc., Class A (A)	5,785	$123,625
RCI Hospitality Holdings, Inc.	1,778	138,986
Red Rock Resorts, Inc., Class A	10,490	467,539
Rush Street Interactive, Inc. (A)	13,492	41,960
Ruth's Hospitality Group, Inc.	6,685	109,768
Sabre Corp. (A)	67,549	289,785
SeaWorld Entertainment, Inc. (A)	8,260	506,421
Shake Shack, Inc., Class A (A)	7,779	431,657
Sonder Holdings, Inc. (A)	40,283	30,498
Sweetgreen, Inc., Class A (A)	18,494	144,993
Target Hospitality Corp. (A)	6,125	80,483
Texas Roadhouse, Inc.	13,753	1,486,149
The Cheesecake Factory, Inc. (B)	10,198	357,440
Vacasa, Inc., Class A (A)	24,451	23,527
Wingstop, Inc.	6,192	1,136,727
Xponential Fitness, Inc., Class A (A)	3,700	112,443
		13,212,513
Household durables – 1.8%
Beazer Homes USA, Inc. (A)	6,353	100,886
Cavco Industries, Inc. (A)	1,844	585,913
Century Communities, Inc.	5,765	368,499
Dream Finders Homes, Inc., Class A (A)(B)	4,607	61,043
Ethan Allen Interiors, Inc.	4,747	130,353
GoPro, Inc., Class A (A)	27,208	136,856
Green Brick Partners, Inc. (A)	5,395	189,149
Hamilton Beach Brands Holding Company, Class B	1,197	12,257
Helen of Troy, Ltd. (A)	4,934	469,569
Hovnanian Enterprises, Inc., Class A (A)	1,125	76,320
Installed Building Products, Inc.	4,994	569,466
iRobot Corp. (A)	5,541	241,809
KB Home	15,859	637,215
La-Z-Boy, Inc.	8,885	258,376
Legacy Housing Corp. (A)	1,573	35,801
LGI Homes, Inc. (A)	4,256	485,312
M/I Homes, Inc. (A)	5,318	335,513
MDC Holdings, Inc.	11,659	453,185
Meritage Homes Corp.	7,440	868,694
Purple Innovation, Inc. (A)	11,989	31,651
Skyline Champion Corp. (A)	11,013	828,508
Snap One Holdings Corp. (A)(B)	4,331	40,495
Sonos, Inc. (A)	26,437	518,694
Taylor Morrison Home Corp. (A)	21,838	835,522
The Lovesac Company (A)	3,014	87,105
Tri Pointe Homes, Inc. (A)	20,518	519,516
Tupperware Brands Corp. (A)	9,583	23,958
Universal Electronics, Inc. (A)	2,897	29,376
Vizio Holding Corp., Class A (A)	14,428	132,449
Vuzix Corp. (A)(B)	12,567	52,027
		9,115,517
Leisure products – 0.4%
Acushnet Holdings Corp.	6,832	348,022
AMMO, Inc. (A)(B)	18,845	37,125
Clarus Corp.	6,189	58,486
Johnson Outdoors, Inc., Class A	1,187	74,793
Latham Group, Inc. (A)	9,584	27,410
Malibu Boats, Inc., Class A (A)	4,214	237,880
MasterCraft Boat Holdings, Inc. (A)	3,799	115,604
Smith & Wesson Brands, Inc.	9,520	117,191
Sturm Ruger & Company, Inc.	3,501	201,097
Topgolf Callaway Brands Corp. (A)	29,060	628,277

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	11,440	$317,002
		2,162,887
Specialty retail – 2.6%
1-800-Flowers.com, Inc., Class A (A)	5,909	67,954
Abercrombie & Fitch Company, Class A (A)	10,207	283,244
Academy Sports & Outdoors, Inc.	16,071	1,048,633
American Eagle Outfitters, Inc.	31,889	428,588
America's Car-Mart, Inc. (A)	1,264	100,121
Arko Corp.	17,830	151,377
Asbury Automotive Group, Inc. (A)	4,552	955,920
BARK, Inc. (A)	26,596	38,564
Bed Bath & Beyond, Inc. (A)	16,730	7,150
Big 5 Sporting Goods Corp.	4,657	35,812
Boot Barn Holdings, Inc. (A)	6,097	467,274
Build-A-Bear Workshop, Inc.	2,799	65,049
Caleres, Inc.	7,195	155,628
Camping World Holdings, Inc., Class A	7,986	166,668
Chico's FAS, Inc. (A)	24,954	137,247
Citi Trends, Inc. (A)	1,809	34,407
Designer Brands, Inc., Class A	10,730	93,780
Destination XL Group, Inc. (A)	12,057	66,434
EVgo, Inc. (A)(B)	14,482	112,815
Foot Locker, Inc.	16,777	665,879
Franchise Group, Inc. (B)	5,498	149,821
Genesco, Inc. (A)	2,659	98,064
Group 1 Automotive, Inc.	2,941	665,901
GrowGeneration Corp. (A)	12,248	41,888
Guess?, Inc.	6,704	130,460
Haverty Furniture Companies, Inc.	3,047	97,230
Hibbett, Inc.	2,619	154,469
Lands' End, Inc. (A)	3,501	34,030
LL Flooring Holdings, Inc. (A)	6,433	24,445
MarineMax, Inc. (A)	4,339	124,746
Monro, Inc.	6,630	327,721
Murphy USA, Inc.	4,332	1,117,873
National Vision Holdings, Inc. (A)	16,320	307,469
OneWater Marine, Inc., Class A (A)	2,297	64,247
Overstock.com, Inc. (A)	8,827	178,923
PetMed Express, Inc.	4,270	69,345
Rent the Runway, Inc., Class A (A)	10,524	29,993
Revolve Group, Inc. (A)	8,476	222,919
Sally Beauty Holdings, Inc. (A)	21,964	342,199
Shoe Carnival, Inc.	3,714	95,264
Signet Jewelers, Ltd.	9,441	734,321
Sleep Number Corp. (A)	4,547	138,274
Sonic Automotive, Inc., Class A	3,747	203,612
Sportsman's Warehouse Holdings, Inc. (A)	8,434	71,520
Stitch Fix, Inc., Class A (A)	17,708	90,488
The Aaron's Company, Inc.	6,388	61,708
The Buckle, Inc.	6,060	216,281
The Cato Corp., Class A	4,320	38,189
The Children's Place, Inc. (A)	2,681	107,910
The Container Store Group, Inc. (A)	7,214	24,744
The ODP Corp. (A)	8,364	376,213
The RealReal, Inc. (A)(B)	19,867	25,032
ThredUp, Inc., Class A (A)(B)	14,054	35,557
Tile Shop Holdings, Inc. (A)	6,129	28,745
Tilly's, Inc., Class A (A)	5,176	39,907
TravelCenters of America, Inc. (A)	2,620	226,630
Upbound Group, Inc.	10,506	257,502
Urban Outfitters, Inc. (A)	13,335	369,646
Warby Parker, Inc., Class A (A)	17,611	186,500
Winmark Corp.	586	187,772
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Zumiez, Inc. (A)	3,457	$63,747
		12,843,849
Textiles, apparel and luxury goods – 0.8%
Allbirds, Inc., Class A (A)(B)	21,431	25,717
Crocs, Inc. (A)	12,542	1,585,810
Ermenegildo Zegna NV	12,244	167,008
Fossil Group, Inc. (A)	10,129	32,413
G-III Apparel Group, Ltd. (A)	9,191	142,920
Kontoor Brands, Inc.	11,400	551,646
Movado Group, Inc.	3,181	91,517
Oxford Industries, Inc.	3,034	320,360
PLBY Group, Inc. (A)(B)	9,391	18,594
Rocky Brands, Inc.	1,622	37,420
Steven Madden, Ltd.	16,159	581,724
Superior Group of Companies, Inc.	3,284	25,845
Wolverine World Wide, Inc.	16,437	280,251
		3,861,225
		54,330,028
Consumer staples – 3.6%
Beverages – 0.6%
Celsius Holdings, Inc. (A)	11,477	1,066,672
Coca-Cola Consolidated, Inc.	965	516,352
MGP Ingredients, Inc.	2,865	277,103
National Beverage Corp. (A)	4,860	256,219
Primo Water Corp.	32,520	499,182
The Duckhorn Portfolio, Inc. (A)	8,556	136,040
The Vita Coco Company, Inc. (A)	5,982	117,367
Vintage Wine Estates, Inc. (A)(B)	7,190	7,693
		2,876,628
Consumer staples distribution and retail – 0.6%
HF Foods Group, Inc. (A)	8,421	33,010
Ingles Markets, Inc., Class A	2,947	261,399
PriceSmart, Inc.	5,019	358,758
Rite Aid Corp. (A)(B)	11,735	26,286
SpartanNash Company	7,249	179,775
Sprouts Farmers Market, Inc. (A)	22,124	775,004
The Andersons, Inc.	6,656	275,026
The Chefs' Warehouse, Inc. (A)	7,142	243,185
The Fresh Market, Inc. (A)(C)	10,371	0
United Natural Foods, Inc. (A)	12,020	316,727
Village Super Market, Inc., Class A	2,089	47,796
Weis Markets, Inc.	3,399	287,793
		2,804,759
Food products – 1.2%
Alico, Inc.	1,445	34,969
B&G Foods, Inc.	14,523	225,542
Benson Hill, Inc. (A)	36,552	42,035
Beyond Meat, Inc. (A)(B)	13,056	211,899
BRC, Inc., Class A (A)(B)	5,736	29,483
Calavo Growers, Inc.	3,677	105,787
Cal-Maine Foods, Inc.	7,759	472,446
Fresh Del Monte Produce, Inc.	6,181	186,110
Hostess Brands, Inc. (A)	28,103	699,203
J&J Snack Foods Corp.	3,112	461,261
John B Sanfilippo & Son, Inc.	1,790	173,487
Lancaster Colony Corp.	3,995	810,506
Lifecore Biomedical, Inc. (A)	5,984	22,590
Local Bounti Corp. (A)	14,513	11,568
Mission Produce, Inc. (A)	8,358	92,857
Seneca Foods Corp., Class A (A)	1,117	58,386
Sovos Brands, Inc. (A)	7,656	127,702
SunOpta, Inc. (A)	20,625	158,813
The Hain Celestial Group, Inc. (A)	18,642	319,710

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Simply Good Foods Company (A)	18,471	$734,592
Tootsie Roll Industries, Inc.	3,044	136,690
TreeHouse Foods, Inc. (A)	10,448	526,893
Utz Brands, Inc.	13,630	224,486
Vital Farms, Inc. (A)	6,409	98,058
Whole Earth Brands, Inc. (A)	9,502	24,325
		5,989,398
Household products – 0.3%
Central Garden & Pet Company (A)	3,275	134,472
Central Garden & Pet Company, Class A (A)	7,104	277,553
Energizer Holdings, Inc.	13,750	477,125
WD-40 Company	2,799	498,362
		1,387,512
Personal care products – 0.8%
BellRing Brands, Inc. (A)	27,148	923,032
e.l.f. Beauty, Inc. (A)	10,126	833,876
Edgewell Personal Care Company	10,685	453,258
Herbalife Nutrition, Ltd. (A)	20,355	327,716
Inter Parfums, Inc.	3,697	525,861
Medifast, Inc.	2,292	237,612
Nu Skin Enterprises, Inc., Class A	10,211	401,394
The Beauty Health Company (A)	20,141	254,381
The Honest Company, Inc. (A)	15,150	27,270
USANA Health Sciences, Inc. (A)	2,295	144,356
Veru, Inc. (A)(B)	13,454	15,607
		4,144,363
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	35,441	27,254
Turning Point Brands, Inc.	3,052	64,092
Universal Corp.	4,924	260,430
Vector Group, Ltd.	29,453	353,731
		705,507
		17,908,167
Energy – 6.1%
Energy equipment and services – 1.9%
Archrock, Inc.	27,640	270,043
Borr Drilling, Ltd. (A)	41,544	314,904
Bristow Group, Inc. (A)	4,864	108,954
Cactus, Inc., Class A	12,121	499,749
ChampionX Corp.	41,683	1,130,860
Diamond Offshore Drilling, Inc. (A)	20,891	251,528
DMC Global, Inc. (A)	4,123	90,582
Dril-Quip, Inc. (A)	7,026	201,576
Expro Group Holdings NV (A)	16,173	296,936
Helix Energy Solutions Group, Inc. (A)	30,157	233,415
Helmerich & Payne, Inc.	21,123	755,147
Liberty Energy, Inc.	29,023	371,785
Nabors Industries, Ltd. (A)	1,883	229,557
National Energy Services Reunited Corp. (A)	8,069	42,443
Newpark Resources, Inc. (A)	18,916	72,827
NexTier Oilfield Solutions, Inc. (A)	36,212	287,885
Noble Corp. PLC (A)	17,199	678,845
Oceaneering International, Inc. (A)	20,971	369,719
Oil States International, Inc. (A)	13,500	112,455
Patterson-UTI Energy, Inc.	44,251	517,737
ProFrac Holding Corp., Class A (A)	4,728	59,904
ProPetro Holding Corp. (A)	18,007	129,470
RPC, Inc.	15,736	121,010
Select Energy Services, Inc., Class A	15,451	107,539
Solaris Oilfield Infrastructure, Inc., Class A	6,755	57,688
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
TETRA Technologies, Inc. (A)	26,743	$70,869
Tidewater, Inc. (A)	9,517	419,509
U.S. Silica Holdings, Inc. (A)	15,477	184,795
Valaris, Ltd. (A)	12,451	810,062
Weatherford International PLC (A)	14,654	869,715
		9,667,508
Oil, gas and consumable fuels – 4.2%
Aemetis, Inc. (A)(B)	6,822	15,827
Alto Ingredients, Inc. (A)	15,709	23,564
Amplify Energy Corp. (A)	7,353	50,515
Arch Resources, Inc.	3,073	403,977
Ardmore Shipping Corp.	8,028	119,376
Berry Corp.	16,401	128,748
California Resources Corp.	15,479	595,942
Callon Petroleum Company (A)	10,193	340,854
Centrus Energy Corp., Class A (A)	2,246	72,321
Chord Energy Corp.	8,459	1,138,581
Civitas Resources, Inc.	15,202	1,038,905
Clean Energy Fuels Corp. (A)	35,516	154,850
CNX Resources Corp. (A)	37,418	599,436
Comstock Resources, Inc.	18,872	203,629
CONSOL Energy, Inc.	7,071	412,027
Crescent Energy Company, Class A (B)	8,018	90,684
CVR Energy, Inc.	6,112	200,351
Delek US Holdings, Inc.	14,460	331,857
Denbury, Inc. (A)	10,372	908,898
DHT Holdings, Inc.	27,850	301,059
Dorian LPG, Ltd.	6,164	122,910
Earthstone Energy, Inc., Class A (A)	8,935	116,244
Empire Petroleum Corp. (A)(B)	1,992	24,721
Energy Fuels, Inc. (A)(B)	32,788	182,957
Equitrans Midstream Corp.	85,264	492,826
Excelerate Energy, Inc., Class A	3,923	86,855
FLEX LNG, Ltd.	5,904	198,256
Frontline PLC (A)	25,266	418,405
Gevo, Inc. (A)(B)	42,088	64,816
Golar LNG, Ltd. (A)	20,892	451,267
Green Plains, Inc. (A)	11,118	344,547
Gulfport Energy Corp. (A)	2,341	187,280
HighPeak Energy, Inc.	1,331	30,613
International Seaways, Inc.	9,942	414,383
Kinetik Holdings, Inc.	3,452	108,048
Kosmos Energy, Ltd. (A)	93,219	693,549
Magnolia Oil & Gas Corp., Class A	35,952	786,630
Matador Resources Company	23,255	1,108,101
Murphy Oil Corp.	30,411	1,124,599
NACCO Industries, Inc., Class A	703	25,357
NextDecade Corp. (A)(B)	7,483	37,191
Nordic American Tankers, Ltd.	41,079	162,673
Northern Oil and Gas, Inc.	13,541	410,969
Par Pacific Holdings, Inc. (A)	10,194	297,665
PBF Energy, Inc., Class A	20,179	874,961
Peabody Energy Corp. (A)	24,283	621,645
Permian Resources Corp.	43,013	451,637
Ranger Oil Corp., Class A	4,058	165,729
REX American Resources Corp. (A)	3,399	97,177
Riley Exploration Permian, Inc.	2,214	84,265
Ring Energy, Inc. (A)(B)	19,044	36,184
SandRidge Energy, Inc. (A)	6,759	97,397
Scorpio Tankers, Inc.	9,743	548,628
SFL Corp., Ltd.	23,496	223,212
SilverBow Resources, Inc. (A)	2,456	56,120
Sitio Royalties Corp., Class A	14,598	329,915
SM Energy Company	25,057	705,605
Talos Energy, Inc. (A)	13,644	202,477

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Teekay Corp. (A)	15,496	$95,765
Teekay Tankers, Ltd., Class A (A)	4,679	200,869
Tellurian, Inc. (A)(B)	105,935	130,300
Uranium Energy Corp. (A)	72,650	209,232
Ur-Energy, Inc. (A)	45,114	47,821
VAALCO Energy, Inc.	20,994	95,103
Vertex Energy, Inc. (A)(B)	11,304	111,684
Vital Energy, Inc. (A)	3,446	156,931
W&T Offshore, Inc. (A)	19,739	100,274
World Fuel Services Corp.	12,534	320,244
		20,985,438
		30,652,946
Financials – 15.2%
Banks – 8.1%
1st Source Corp.	3,101	133,808
ACNB Corp.	1,888	61,454
Amalgamated Financial Corp.	2,970	52,539
Amerant Bancorp, Inc.	5,770	125,555
American National Bankshares, Inc.	2,727	86,446
Ameris Bancorp	13,607	497,744
Arrow Financial Corp.	3,102	77,271
Associated Banc-Corp.	30,567	549,595
Atlantic Union Bankshares Corp.	15,315	536,791
Axos Financial, Inc. (A)	11,781	434,955
Banc of California, Inc.	11,480	143,844
BancFirst Corp.	3,985	331,154
Bank First Corp. (B)	1,400	103,012
Bank of Marin Bancorp	3,595	78,695
BankUnited, Inc.	16,207	365,954
Bankwell Financial Group, Inc.	1,631	40,547
Banner Corp.	6,867	373,359
Bar Harbor Bankshares	3,689	97,574
BayCom Corp.	3,065	52,350
BCB Bancorp, Inc.	3,462	45,456
Berkshire Hills Bancorp, Inc.	9,375	234,938
Blue Foundry Bancorp (A)	6,667	63,470
Blue Ridge Bankshares, Inc.	4,037	41,177
Bridgewater Bancshares, Inc. (A)	5,005	54,254
Brookline Bancorp, Inc.	20,309	213,245
Business First Bancshares, Inc.	4,889	83,749
Byline Bancorp, Inc.	5,034	108,835
Cadence Bank	37,365	775,697
Cambridge Bancorp	1,456	94,363
Camden National Corp.	2,930	106,037
Capital Bancorp, Inc.	2,324	38,671
Capital City Bank Group, Inc.	2,944	86,289
Capitol Federal Financial, Inc.	26,813	180,451
Capstar Financial Holdings, Inc.	4,875	73,856
Carter Bankshares, Inc. (A)	5,502	77,028
Cathay General Bancorp	14,643	505,476
Central Pacific Financial Corp.	5,699	102,012
Citizens & Northern Corp.	3,747	80,111
City Holding Company	2,716	246,830
Civista Bancshares, Inc.	3,755	63,384
CNB Financial Corp.	3,667	70,406
Coastal Financial Corp. (A)	2,388	85,992
Colony Bankcorp, Inc.	4,518	46,084
Columbia Banking System, Inc.	16,014	343,020
Columbia Financial, Inc. (A)	7,052	128,911
Community Bank System, Inc.	10,826	568,257
Community Trust Bancorp, Inc.	3,022	114,685
ConnectOne Bancorp, Inc.	7,760	137,197
CrossFirst Bankshares, Inc. (A)	9,857	103,301
Customers Bancorp, Inc. (A)	6,272	116,157
CVB Financial Corp.	26,902	448,725
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Dime Community Bancshares, Inc.	6,797	$154,428
Eagle Bancorp, Inc.	6,321	211,564
Eastern Bankshares, Inc.	32,700	412,674
Enterprise Financial Services Corp.	6,961	310,391
Equity Bancshares, Inc., Class A	3,452	84,125
Esquire Financial Holdings, Inc.	1,593	62,286
Farmers & Merchants Bancorp, Inc. (B)	2,777	67,537
Farmers National Banc Corp.	7,030	88,859
FB Financial Corp.	7,405	230,147
Financial Institutions, Inc.	3,519	67,846
First Bancorp (North Carolina)	7,156	254,181
First Bancorp (Puerto Rico)	38,187	436,096
First Bank	4,155	41,966
First Busey Corp.	10,583	215,258
First Business Financial Services, Inc.	1,871	57,084
First Commonwealth Financial Corp.	18,837	234,144
First Community Bankshares, Inc.	3,659	91,658
First Financial Bancorp	19,080	415,372
First Financial Bankshares, Inc.	26,951	859,737
First Financial Corp.	1,964	73,611
First Foundation, Inc.	10,620	79,119
First Internet Bancorp	1,928	32,101
First Interstate BancSystem, Inc., Class A	18,909	564,623
First Merchants Corp.	11,648	383,802
First Mid Bancshares, Inc.	3,935	107,111
First Western Financial, Inc. (A)	1,729	34,234
Five Star Bancorp	2,135	45,561
Flushing Financial Corp.	6,215	92,541
Fulton Financial Corp.	32,845	453,918
FVCBankcorp, Inc. (A)	4,083	43,484
German American Bancorp, Inc.	5,442	181,600
Glacier Bancorp, Inc.	22,830	959,088
Great Southern Bancorp, Inc.	1,726	87,474
Greene County Bancorp, Inc.	1,074	24,358
Guaranty Bancshares, Inc.	2,024	56,409
Hancock Whitney Corp.	17,668	643,115
Hanmi Financial Corp.	6,283	116,675
HarborOne Bancorp, Inc.	9,967	121,597
Heartland Financial USA, Inc.	8,328	319,462
Heritage Commerce Corp.	12,904	107,490
Heritage Financial Corp.	7,010	150,014
Hilltop Holdings, Inc.	10,680	316,876
Home Bancorp, Inc.	1,812	59,850
Home BancShares, Inc.	38,654	839,178
HomeStreet, Inc.	3,828	68,866
HomeTrust Bancshares, Inc.	3,590	88,278
Hope Bancorp, Inc.	23,274	228,551
Horizon Bancorp, Inc.	8,685	96,056
Independent Bank Corp. (Massachusetts)	9,363	614,400
Independent Bank Corp. (Michigan)	4,866	86,469
Independent Bank Group, Inc.	7,392	342,619
International Bancshares Corp.	10,863	465,154
John Marshall Bancorp, Inc.	2,602	56,203
Kearny Financial Corp.	13,071	106,137
Lakeland Bancorp, Inc.	12,832	200,692
Lakeland Financial Corp.	4,901	306,999
Live Oak Bancshares, Inc.	7,021	171,102
Luther Burbank Corp.	3,612	34,242
Macatawa Bank Corp.	7,411	75,740
Mercantile Bank Corp.	3,504	107,152
Metrocity Bankshares, Inc.	4,321	73,846
Metropolitan Bank Holding Corp. (A)	2,170	73,541
Mid Penn Bancorp, Inc.	3,494	89,481
Midland States Bancorp, Inc.	4,612	98,789

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
MidWestOne Financial Group, Inc.	3,222	$78,681
MVB Financial Corp.	2,333	48,153
National Bank Holdings Corp., Class A	5,848	195,674
NBT Bancorp, Inc.	8,201	276,456
New York Community Bancorp, Inc.	3,002	27,138
Nicolet Bankshares, Inc. (A)	2,460	155,103
Northeast Bank	1,433	48,235
Northfield Bancorp, Inc.	9,551	112,511
Northwest Bancshares, Inc.	24,010	288,840
OceanFirst Financial Corp.	11,710	216,401
OFG Bancorp	9,236	230,346
Old National Bancorp	60,171	867,666
Old Second Bancorp, Inc.	9,404	132,220
Origin Bancorp, Inc.	4,671	150,173
Orrstown Financial Services, Inc.	2,757	54,754
Pacific Premier Bancorp, Inc.	19,379	465,484
Park National Corp.	2,851	338,043
Parke Bancorp, Inc.	2,673	47,526
Pathward Financial, Inc.	6,076	252,093
PCB Bancorp	3,552	51,468
Peapack-Gladstone Financial Corp.	3,706	109,772
Peoples Bancorp, Inc.	5,682	146,312
Peoples Financial Services Corp.	1,622	70,314
Preferred Bank	2,696	147,768
Premier Financial Corp.	7,482	155,102
Primis Financial Corp.	6,047	58,233
Provident Bancorp, Inc.	4,019	27,490
Provident Financial Services, Inc.	14,755	283,001
QCR Holdings, Inc.	3,115	136,780
RBB Bancorp	3,586	55,583
Renasant Corp.	11,199	342,465
Republic Bancorp, Inc., Class A	1,875	79,556
Republic First Bancorp, Inc. (A)(B)	12,904	17,549
S&T Bancorp, Inc.	7,682	241,599
Sandy Spring Bancorp, Inc.	8,894	231,066
Seacoast Banking Corp. of Florida	14,993	355,334
ServisFirst Bancshares, Inc.	10,298	562,580
Shore Bancshares, Inc.	4,386	62,632
Sierra Bancorp	3,651	62,870
Silvergate Capital Corp., Class A (A)	6,595	10,684
Simmons First National Corp., Class A	25,276	442,077
SmartFinancial, Inc.	3,659	84,669
South Plains Financial, Inc.	2,023	43,312
Southern First Bancshares, Inc. (A)	1,911	58,668
Southern Missouri Bancorp, Inc.	1,796	67,188
Southside Bancshares, Inc.	5,879	195,183
SouthState Corp.	15,422	1,098,972
Stellar Bancorp, Inc.	9,647	237,413
Stock Yards Bancorp, Inc.	5,856	322,900
Texas Capital Bancshares, Inc. (A)	10,361	507,275
The Bancorp, Inc. (A)	11,501	320,303
The Bank of NT Butterfield & Son, Ltd.	10,226	276,102
The First Bancorp, Inc.	2,667	69,049
The First Bancshares, Inc.	4,234	109,364
The First of Long Island Corp.	5,562	75,087
The Hingham Institution for Savings	307	71,666
Third Coast Bancshares, Inc. (A)	3,231	50,759
Tompkins Financial Corp.	2,623	173,669
Towne Bank	13,530	360,575
TriCo Bancshares	6,227	258,981
Triumph Financial, Inc. (A)	4,996	290,068
Trustmark Corp.	12,327	304,477
UMB Financial Corp.	9,065	523,232
United Bankshares, Inc.	26,912	947,302
United Community Banks, Inc.	21,742	611,385
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Unity Bancorp, Inc.	1,769	$40,351
Univest Financial Corp.	6,178	146,666
Valley National Bancorp	88,966	822,046
Veritex Holdings, Inc.	10,757	196,423
Washington Federal, Inc.	13,222	398,247
Washington Trust Bancorp, Inc.	3,476	120,478
WesBanco, Inc.	11,521	353,695
West BanCorp, Inc.	4,090	74,724
Westamerica BanCorp	4,943	218,975
WSFS Financial Corp.	13,110	493,067
		40,711,675
Capital markets – 1.6%
Artisan Partners Asset Management, Inc., Class A	12,336	394,505
AssetMark Financial Holdings, Inc. (A)	4,554	143,223
Avantax, Inc. (A)	9,975	262,542
B. Riley Financial, Inc. (B)	4,235	120,232
BGC Partners, Inc., Class A	66,356	347,042
Brightsphere Investment Group, Inc.	6,724	158,552
Cohen & Steers, Inc.	5,212	333,360
Diamond Hill Investment Group, Inc.	651	107,142
Donnelley Financial Solutions, Inc. (A)	5,334	217,947
Ellington Financial, Inc.	11,653	142,283
Federated Hermes, Inc.	17,462	700,925
Focus Financial Partners, Inc., Class A (A)	12,110	628,146
GCM Grosvenor, Inc., Class A	9,151	71,469
Hamilton Lane, Inc., Class A	7,420	548,932
Houlihan Lokey, Inc.	10,284	899,747
Moelis & Company, Class A	13,242	509,022
Open Lending Corp., Class A (A)	22,248	156,626
Oppenheimer Holdings, Inc., Class A	1,778	69,609
Perella Weinberg Partners	8,092	73,637
Piper Sandler Companies	3,555	492,759
PJT Partners, Inc., Class A	4,892	353,153
Sculptor Capital Management, Inc.	5,551	47,794
Silvercrest Asset Management Group, Inc., Class A	2,252	40,941
StepStone Group, Inc., Class A	11,209	272,042
StoneX Group, Inc. (A)	3,491	361,423
Victory Capital Holdings, Inc., Class A	3,414	99,928
Virtus Investment Partners, Inc.	1,468	279,493
WisdomTree, Inc.	28,986	169,858
		8,002,332
Consumer finance – 0.7%
Bread Financial Holdings, Inc.	10,302	312,357
Encore Capital Group, Inc. (A)	4,802	242,261
Enova International, Inc. (A)	6,411	284,841
EZCORP, Inc., Class A (A)	10,630	91,418
FirstCash Holdings, Inc.	7,882	751,706
Green Dot Corp., Class A (A)	10,133	174,085
LendingClub Corp. (A)	21,718	156,587
LendingTree, Inc. (A)	2,320	61,851
Navient Corp.	22,641	362,030
Nelnet, Inc., Class A	2,959	271,903
NerdWallet, Inc., Class A (A)	5,782	93,553
Oportun Financial Corp. (A)	6,425	24,801
PRA Group, Inc. (A)	8,091	315,225
PROG Holdings, Inc. (A)	10,610	252,412
Regional Management Corp.	1,784	46,545
World Acceptance Corp. (A)	887	73,878
		3,515,453
Financial services – 1.8%
Alerus Financial Corp.	3,801	61,006

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
A-Mark Precious Metals, Inc.	3,578	$123,978
AvidXchange Holdings, Inc. (A)	30,570	238,446
Banco Latinoamericano de Comercio Exterior SA, Class E	6,383	110,937
Cannae Holdings, Inc. (A)	14,845	299,572
Cantaloupe, Inc. (A)	12,550	71,535
Cass Information Systems, Inc.	2,962	128,284
Compass Diversified Holdings	12,892	245,979
Enact Holdings, Inc.	6,047	138,234
Essent Group, Ltd.	21,590	864,680
EVERTEC, Inc.	12,481	421,234
Federal Agricultural Mortgage Corp., Class C	1,885	251,063
Flywire Corp. (A)	11,833	347,417
i3 Verticals, Inc., Class A (A)	4,664	114,408
International Money Express, Inc. (A)	6,540	168,601
Jackson Financial, Inc., Class A	15,221	569,418
Marqeta, Inc., Class A (A)	90,241	412,401
Merchants Bancorp	3,250	84,630
MoneyGram International, Inc. (A)	19,390	202,044
Mr. Cooper Group, Inc. (A)	14,375	588,944
NMI Holdings, Inc., Class A (A)	17,143	382,803
Payoneer Global, Inc. (A)	45,675	286,839
Paysafe, Ltd. (A)	6,328	109,285
PennyMac Financial Services, Inc.	5,670	337,989
Radian Group, Inc.	33,041	730,206
Remitly Global, Inc. (A)	21,032	356,492
Repay Holdings Corp. (A)	18,420	121,019
StoneCo, Ltd., Class A (A)	57,297	546,613
TrustCo Bank Corp. NY	4,053	129,453
Walker & Dunlop, Inc.	6,347	483,451
Waterstone Financial, Inc.	5,392	81,581
		9,008,542
Insurance – 2.0%
Ambac Financial Group, Inc. (A)	9,375	145,125
American Equity Investment Life Holding Company	14,454	527,426
AMERISAFE, Inc.	4,038	197,660
Argo Group International Holdings, Ltd.	6,603	193,402
Bright Health Group, Inc. (A)(B)	43,136	9,503
BRP Group, Inc., Class A (A)	12,550	319,523
CNO Financial Group, Inc.	23,514	521,776
Donegal Group, Inc., Class A	3,595	54,932
eHealth, Inc. (A)	5,478	51,274
Employers Holdings, Inc.	5,686	237,049
Enstar Group, Ltd. (A)	2,350	544,707
Genworth Financial, Inc., Class A (A)	101,363	508,842
Goosehead Insurance, Inc., Class A (A)	4,021	209,896
Greenlight Capital Re, Ltd., Class A (A)	6,608	62,049
HCI Group, Inc. (B)	1,432	76,755
Hippo Holdings, Inc. (A)	4,017	65,196
Horace Mann Educators Corp.	8,476	283,776
Investors Title Company	189	28,539
James River Group Holdings, Ltd.	7,818	161,442
Kinsale Capital Group, Inc.	4,445	1,334,167
Lemonade, Inc. (A)	9,857	140,561
MBIA, Inc. (A)	10,063	93,183
Mercury General Corp.	5,526	175,395
National Western Life Group, Inc., Class A	451	109,422
Oscar Health, Inc., Class A (A)	27,404	179,222
Palomar Holdings, Inc. (A)	5,029	277,601
ProAssurance Corp.	11,328	209,341
RLI Corp.	7,998	1,063,014
Safety Insurance Group, Inc.	2,929	218,269
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	12,269	$1,169,604
Selectquote, Inc. (A)	29,055	63,049
SiriusPoint, Ltd. (A)	20,426	166,063
Stewart Information Services Corp.	5,520	222,732
Tiptree, Inc.	5,632	82,058
Trean Insurance Group, Inc. (A)	4,979	30,471
Trupanion, Inc. (A)	8,108	347,752
United Fire Group, Inc.	4,606	122,289
Universal Insurance Holdings, Inc.	6,066	110,523
		10,313,588
Mortgage real estate investment trusts – 1.0%
AFC Gamma, Inc.	3,801	46,220
Apollo Commercial Real Estate Finance, Inc.	28,700	267,197
Arbor Realty Trust, Inc.	33,979	390,419
Ares Commercial Real Estate Corp.	9,491	86,273
ARMOUR Residential REIT, Inc.	26,927	141,367
Blackstone Mortgage Trust, Inc., Class A	34,840	621,894
BrightSpire Capital, Inc.	20,280	119,652
Broadmark Realty Capital, Inc.	27,319	128,399
Chimera Investment Corp.	48,657	274,425
Claros Mortgage Trust, Inc.	18,907	220,267
Dynex Capital, Inc.	8,843	107,177
Franklin BSP Realty Trust, Inc.	17,344	206,914
Granite Point Mortgage Trust, Inc.	11,496	57,020
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,050	516,230
Invesco Mortgage Capital, Inc.	7,495	83,120
KKR Real Estate Finance Trust, Inc.	10,853	123,616
Ladder Capital Corp.	23,445	221,555
MFA Financial, Inc.	21,445	212,734
New York Mortgage Trust, Inc.	19,939	198,592
Orchid Island Capital, Inc.	7,545	80,958
PennyMac Mortgage Investment Trust	18,540	228,598
Ready Capital Corp.	15,183	154,411
Redwood Trust, Inc.	24,744	166,775
TPG RE Finance Trust, Inc.	14,613	106,090
Two Harbors Investment Corp.	17,729	260,794
		5,020,697
		76,572,287
Health care – 15.2%
Biotechnology – 6.3%
2seventy bio, Inc. (A)	8,160	83,232
4D Molecular Therapeutics, Inc. (A)	6,302	108,331
Aadi Bioscience, Inc. (A)	3,351	24,261
Absci Corp. (A)	12,283	21,495
ACADIA Pharmaceuticals, Inc. (A)	24,831	467,319
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Adicet Bio, Inc. (A)	6,214	35,793
ADMA Biologics, Inc. (A)	38,953	128,934
Aduro Biotech, Inc. (A)(C)	4,010	8,100
Aerovate Therapeutics, Inc. (A)	1,857	37,456
Affimed NV (A)	30,948	23,075
Agenus, Inc. (A)	63,193	96,053
Agios Pharmaceuticals, Inc. (A)	11,440	262,777
Akero Therapeutics, Inc. (A)	7,165	274,133
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Alector, Inc. (A)	13,251	82,024
Alkermes PLC (A)	33,681	949,467
Allogene Therapeutics, Inc. (A)(B)	16,710	82,547
Allovir, Inc. (A)	7,023	27,671
Alpine Immune Sciences, Inc. (A)	4,792	36,994
ALX Oncology Holdings, Inc. (A)	4,616	20,864
Amicus Therapeutics, Inc. (A)	56,972	631,819

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AnaptysBio, Inc. (A)	4,298	$93,524
Anavex Life Sciences Corp. (A)(B)	14,379	123,228
Anika Therapeutics, Inc. (A)	3,118	89,549
Apellis Pharmaceuticals, Inc. (A)	19,384	1,278,569
Arbutus Biopharma Corp. (A)(B)	23,992	72,696
Arcellx, Inc. (A)	6,117	188,465
Arcturus Therapeutics Holdings, Inc. (A)	4,840	116,015
Arcus Biosciences, Inc. (A)	10,633	193,946
Arcutis Biotherapeutics, Inc. (A)	8,533	93,863
Arrowhead Pharmaceuticals, Inc. (A)	21,349	542,265
Atara Biotherapeutics, Inc. (A)	19,576	56,770
Aura Biosciences, Inc. (A)	4,035	37,445
Aurinia Pharmaceuticals, Inc. (A)	27,990	306,770
Avid Bioservices, Inc. (A)	12,788	239,903
Avidity Biosciences, Inc. (A)	11,121	170,707
Beam Therapeutics, Inc. (A)	13,159	402,929
BioCryst Pharmaceuticals, Inc. (A)	38,306	319,472
Biohaven, Ltd. (A)	13,127	179,315
Bioxcel Therapeutics, Inc. (A)(B)	4,080	76,133
Bluebird Bio, Inc. (A)	17,226	54,779
Blueprint Medicines Corp. (A)	12,395	557,651
Bridgebio Pharma, Inc. (A)	22,410	371,558
C4 Therapeutics, Inc. (A)	9,439	29,638
CareDx, Inc. (A)	10,614	97,012
Caribou Biosciences, Inc. (A)	11,910	63,242
Catalyst Pharmaceuticals, Inc. (A)	19,927	330,390
Celldex Therapeutics, Inc. (A)	9,468	340,659
Celularity, Inc. (A)	14,694	9,106
Century Therapeutics, Inc. (A)	4,647	16,125
Cerevel Therapeutics Holdings, Inc. (A)	11,819	288,265
Chimerix, Inc. (A)	17,308	21,808
Chinook Therapeutics, Inc. (A)	10,378	240,251
Cogent Biosciences, Inc. (A)	13,204	142,471
Coherus Biosciences, Inc. (A)	15,700	107,388
Crinetics Pharmaceuticals, Inc. (A)	11,023	177,029
CTI BioPharma Corp. (A)	20,562	86,360
Cullinan Oncology, Inc. (A)	6,412	65,595
Cytokinetics, Inc. (A)	16,944	596,259
Day One Biopharmaceuticals, Inc. (A)	5,657	75,634
Deciphera Pharmaceuticals, Inc. (A)	9,531	147,254
Denali Therapeutics, Inc. (A)	22,524	518,953
Design Therapeutics, Inc. (A)(B)	7,202	41,556
Dynavax Technologies Corp. (A)	24,631	241,630
Dyne Therapeutics, Inc. (A)	6,752	77,783
Eagle Pharmaceuticals, Inc. (A)	2,104	59,690
Editas Medicine, Inc. (A)	14,482	104,995
Emergent BioSolutions, Inc. (A)	10,784	111,722
Enanta Pharmaceuticals, Inc. (A)	4,079	164,955
EQRx, Inc. (A)	41,956	81,395
Erasca, Inc. (A)	14,105	42,456
Fate Therapeutics, Inc. (A)	17,326	98,758
FibroGen, Inc. (A)	18,323	341,907
Foghorn Therapeutics, Inc. (A)	4,381	27,162
Generation Bio Company (A)	10,344	44,479
Geron Corp. (A)	75,559	163,963
Gossamer Bio, Inc. (A)	13,653	17,203
GreenLight Biosciences Holdings PBC (A)	13,484	5,830
Halozyme Therapeutics, Inc. (A)	27,606	1,054,273
Heron Therapeutics, Inc. (A)(B)	22,663	34,221
HilleVax, Inc. (A)	3,622	59,872
Humacyte, Inc. (A)	13,424	41,480
Icosavax, Inc. (A)(B)	4,940	28,652
Ideaya Biosciences, Inc. (A)	9,126	125,300
IGM Biosciences, Inc. (A)	2,205	30,297
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
ImmunityBio, Inc. (A)	17,605	$32,041
ImmunoGen, Inc. (A)	44,921	172,497
Immunovant, Inc. (A)	9,162	142,103
Inhibrx, Inc. (A)	6,734	127,071
Inovio Pharmaceuticals, Inc. (A)	51,811	42,485
Insmed, Inc. (A)	28,011	477,588
Intellia Therapeutics, Inc. (A)	17,608	656,250
Intercept Pharmaceuticals, Inc. (A)	5,225	70,172
Invivyd, Inc. (A)	11,974	14,369
Iovance Biotherapeutics, Inc. (A)	31,455	192,190
Ironwood Pharmaceuticals, Inc. (A)	27,921	293,729
iTeos Therapeutics, Inc. (A)	4,955	67,438
IVERIC bio, Inc. (A)	27,776	675,790
Janux Therapeutics, Inc. (A)(B)	3,588	43,415
KalVista Pharmaceuticals, Inc. (A)	5,543	43,568
Karuna Therapeutics, Inc. (A)	6,243	1,133,979
Karyopharm Therapeutics, Inc. (A)	16,283	63,341
Keros Therapeutics, Inc. (A)	3,960	169,092
Kezar Life Sciences, Inc. (A)	11,018	34,486
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,571	70,704
Kinnate Biopharma, Inc. (A)	6,366	39,788
Kodiak Sciences, Inc. (A)	7,278	45,124
Krystal Biotech, Inc. (A)	4,362	349,222
Kura Oncology, Inc. (A)	13,320	162,904
Kymera Therapeutics, Inc. (A)	7,933	235,055
Lexicon Pharmaceuticals, Inc. (A)	18,102	43,988
Lyell Immunopharma, Inc. (A)(B)	36,264	85,583
MacroGenics, Inc. (A)	13,046	93,540
Madrigal Pharmaceuticals, Inc. (A)	2,636	638,597
MannKind Corp. (A)	52,806	216,505
MeiraGTx Holdings PLC (A)	6,846	35,394
Mersana Therapeutics, Inc. (A)	19,191	78,875
MiMedx Group, Inc. (A)	24,073	82,089
Mirum Pharmaceuticals, Inc. (A)	3,753	90,147
Monte Rosa Therapeutics, Inc. (A)	6,481	50,487
Morphic Holding, Inc. (A)	5,494	206,794
Myriad Genetics, Inc. (A)	16,505	383,411
Nkarta, Inc. (A)	6,895	24,477
Nurix Therapeutics, Inc. (A)	9,711	86,234
Nuvalent, Inc., Class A (A)	4,119	107,465
Ocugen, Inc. (A)	46,575	39,733
Organogenesis Holdings, Inc. (A)	15,287	32,561
PDL BioPharma, Inc. (A)(C)	28,581	33,440
PepGen, Inc. (A)	3,128	38,255
PMV Pharmaceuticals, Inc. (A)	7,852	37,454
Point Biopharma Global, Inc. (A)	17,638	128,228
Precigen, Inc. (A)(B)	21,642	22,941
Prime Medicine, Inc. (A)	2,131	26,211
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	28,107
Prometheus Biosciences, Inc. (A)	7,185	771,094
Protagonist Therapeutics, Inc. (A)	9,984	229,632
Prothena Corp. PLC (A)	7,568	366,821
PTC Therapeutics, Inc. (A)	14,495	702,138
Radius Health, Inc. (A)(C)	9,985	799
Rallybio Corp. (A)	3,909	22,320
RAPT Therapeutics, Inc. (A)	5,546	101,769
Recursion Pharmaceuticals, Inc., Class A (A)	28,706	191,469
REGENXBIO, Inc. (A)	8,368	158,239
Relay Therapeutics, Inc. (A)	17,720	291,848
Replimune Group, Inc. (A)	8,390	148,167
REVOLUTION Medicines, Inc. (A)	15,621	338,351
Rigel Pharmaceuticals, Inc. (A)	39,861	52,617
Rocket Pharmaceuticals, Inc. (A)	11,148	190,965

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (A)	10,798	$453,084
Sana Biotechnology, Inc. (A)(B)	19,243	62,925
Sangamo Therapeutics, Inc. (A)	28,120	49,491
Seres Therapeutics, Inc. (A)	15,017	85,146
Sorrento Therapeutics, Inc. (A)	79,332	28,560
SpringWorks Therapeutics, Inc. (A)	7,528	193,771
Stoke Therapeutics, Inc. (A)	5,016	41,783
Sutro Biopharma, Inc. (A)	11,370	52,529
Syndax Pharmaceuticals, Inc. (A)	11,015	232,637
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	9,992	39,468
TG Therapeutics, Inc. (A)	27,730	417,059
Travere Therapeutics, Inc. (A)	12,676	285,083
Twist Bioscience Corp. (A)	11,761	177,356
Tyra Biosciences, Inc. (A)(B)	2,939	47,230
Vanda Pharmaceuticals, Inc. (A)	11,596	78,737
Vaxart, Inc. (A)	26,416	19,989
Vaxcyte, Inc. (A)	14,800	554,704
Vera Therapeutics, Inc. (A)	3,093	24,002
Veracyte, Inc. (A)	14,913	332,560
Vericel Corp. (A)	9,814	287,746
Verve Therapeutics, Inc. (A)	9,712	140,047
Vir Biotechnology, Inc. (A)	14,964	348,212
Viridian Therapeutics, Inc. (A)	7,799	198,407
Xencor, Inc. (A)	11,847	330,413
Y-mAbs Therapeutics, Inc. (A)	7,922	39,689
Zentalis Pharmaceuticals, Inc. (A)	9,820	168,904
		31,607,321
Health care equipment and supplies – 3.7%
Alphatec Holdings, Inc. (A)	14,965	233,454
AngioDynamics, Inc. (A)	7,771	80,352
Artivion, Inc. (A)	8,194	107,341
AtriCure, Inc. (A)	9,435	391,081
Atrion Corp.	269	168,908
Avanos Medical, Inc. (A)	9,628	286,337
Axogen, Inc. (A)	8,790	83,066
Axonics, Inc. (A)	10,098	550,947
Butterfly Network, Inc. (A)(B)	28,987	54,496
Cardiovascular Systems, Inc. (A)	8,558	169,962
Cerus Corp. (A)	36,297	107,802
CONMED Corp.	6,017	624,926
Cue Health, Inc. (A)	23,504	42,777
Cutera, Inc. (A)	3,474	82,056
Embecta Corp.	12,024	338,115
Figs, Inc., Class A (A)	26,562	164,419
Glaukos Corp. (A)	9,440	472,944
Haemonetics Corp. (A)	10,443	864,158
Heska Corp. (A)	2,025	197,681
Inari Medical, Inc. (A)	9,990	616,783
Inogen, Inc. (A)	4,919	61,389
Inspire Medical Systems, Inc. (A)	5,828	1,364,160
Integer Holdings Corp. (A)	6,783	525,683
iRadimed Corp.	1,594	62,724
iRhythm Technologies, Inc. (A)	6,234	773,203
Lantheus Holdings, Inc. (A)	14,115	1,165,334
LeMaitre Vascular, Inc.	3,997	205,726
LivaNova PLC (A)	11,124	484,784
Merit Medical Systems, Inc. (A)	11,513	851,386
Mesa Laboratories, Inc.	1,056	184,515
Nano-X Imaging, Ltd. (A)(B)	9,864	56,915
Neogen Corp. (A)	44,981	833,048
Nevro Corp. (A)	7,234	261,509
NuVasive, Inc. (A)	10,842	447,883
Omnicell, Inc. (A)	9,221	540,996
OraSure Technologies, Inc. (A)	15,509	93,829
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Orthofix Medical, Inc. (A)	7,436	$124,553
OrthoPediatrics Corp. (A)	3,128	138,539
Outset Medical, Inc. (A)	10,144	186,650
Paragon 28, Inc. (A)	9,652	164,760
PROCEPT BioRobotics Corp. (A)	5,333	151,457
Pulmonx Corp. (A)	7,395	82,676
RxSight, Inc. (A)	4,606	76,828
Senseonics Holdings, Inc. (A)	93,468	66,362
Shockwave Medical, Inc. (A)	7,355	1,594,785
SI-BONE, Inc. (A)	7,066	138,988
Sight Sciences, Inc. (A)	4,808	42,022
Silk Road Medical, Inc. (A)	7,749	303,218
STAAR Surgical Company (A)	9,919	634,320
Surmodics, Inc. (A)	2,907	66,221
Tactile Systems Technology, Inc. (A)	4,140	67,979
TransMedics Group, Inc. (A)	6,285	475,963
Treace Medical Concepts, Inc. (A)	6,932	174,617
UFP Technologies, Inc. (A)	1,419	184,243
Utah Medical Products, Inc.	740	70,130
Varex Imaging Corp. (A)	7,959	144,774
Vicarious Surgical, Inc. (A)	12,582	28,561
ViewRay, Inc. (A)	31,688	109,640
Zimvie, Inc. (A)	4,503	32,557
Zynex, Inc. (A)	4,597	55,164
		18,665,696
Health care providers and services – 2.4%
23andMe Holding Company, Class A (A)	54,691	124,695
Accolade, Inc. (A)	13,926	200,256
AdaptHealth Corp. (A)	14,900	185,207
Addus HomeCare Corp. (A)	3,168	338,216
Agiliti, Inc. (A)	5,807	92,796
Alignment Healthcare, Inc. (A)	20,466	130,164
AMN Healthcare Services, Inc. (A)	8,933	741,082
Apollo Medical Holdings, Inc. (A)	8,085	294,860
Brookdale Senior Living, Inc. (A)	39,110	115,375
Cano Health, Inc. (A)(B)	34,907	31,765
CareMax, Inc. (A)	13,154	35,121
Castle Biosciences, Inc. (A)	5,128	116,508
Clover Health Investments Corp. (A)(B)	80,941	68,403
Community Health Systems, Inc. (A)	26,278	128,762
CorVel Corp. (A)	1,833	348,783
Cross Country Healthcare, Inc. (A)	7,378	164,677
DocGo, Inc. (A)	17,094	147,863
Fulgent Genetics, Inc. (A)	4,422	138,055
HealthEquity, Inc. (A)	17,128	1,005,585
Hims & Hers Health, Inc. (A)	25,168	249,667
Innovage Holding Corp. (A)	4,103	32,742
Invitae Corp. (A)(B)	51,793	69,921
LifeStance Health Group, Inc. (A)(B)	15,514	115,269
ModivCare, Inc. (A)	2,623	220,542
National HealthCare Corp.	2,486	144,362
National Research Corp.	3,005	130,748
NeoGenomics, Inc. (A)	26,439	460,303
OPKO Health, Inc. (A)	85,924	125,449
Option Care Health, Inc. (A)	32,291	1,025,885
Owens & Minor, Inc. (A)	15,337	223,153
Patterson Companies, Inc.	17,925	479,852
Pediatrix Medical Group, Inc. (A)	17,357	258,793
PetIQ, Inc. (A)	5,898	67,473
Privia Health Group, Inc. (A)	9,493	262,102
Progyny, Inc. (A)	15,647	502,582
R1 RCM, Inc. (A)	31,301	469,515
RadNet, Inc. (A)	10,326	258,460
Select Medical Holdings Corp.	21,860	565,081
Surgery Partners, Inc. (A)	10,404	358,626

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
The Ensign Group, Inc.	11,099	$1,060,398
The Joint Corp. (A)	3,219	54,176
The Pennant Group, Inc. (A)	5,650	80,682
US Physical Therapy, Inc.	2,639	258,384
		11,882,338
Health care technology – 0.5%
American Well Corp., Class A (A)	47,969	113,207
Computer Programs and Systems, Inc. (A)	3,075	92,865
Evolent Health, Inc., Class A (A)	16,934	549,508
Health Catalyst, Inc. (A)	11,833	138,091
HealthStream, Inc. (A)	5,090	137,939
MultiPlan Corp. (A)	79,262	84,018
NextGen Healthcare, Inc. (A)	11,596	201,886
Nutex Health, Inc. (A)	52,370	52,894
OptimizeRx Corp. (A)	3,638	53,224
Pear Therapeutics, Inc. (A)	14,728	3,756
Phreesia, Inc. (A)	10,293	332,361
Schrodinger, Inc. (A)	11,250	296,213
Sharecare, Inc. (A)	62,593	88,882
Simulations Plus, Inc.	3,243	142,497
Veradigm, Inc. (A)	22,576	294,617
		2,581,958
Life sciences tools and services – 0.7%
AbCellera Biologics, Inc. (A)	42,911	323,549
Adaptive Biotechnologies Corp. (A)	23,441	206,984
Akoya Biosciences, Inc. (A)	3,203	26,201
BioLife Solutions, Inc. (A)	7,170	155,948
Bionano Genomics, Inc. (A)(B)	63,711	70,719
Codexis, Inc. (A)	13,326	55,170
CryoPort, Inc. (A)	9,279	222,696
Cytek Biosciences, Inc. (A)	23,709	217,886
MaxCyte, Inc. (A)	19,002	94,060
Medpace Holdings, Inc. (A)	5,244	986,134
NanoString Technologies, Inc. (A)	9,924	98,248
OmniAb, Inc. (A)	16,440	60,499
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	1,176	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	1,176	0
Pacific Biosciences of California, Inc. (A)	46,989	544,133
PhenomeX, Inc. (A)	13,208	15,321
Quanterix Corp. (A)	7,230	81,482
Quantum-Si, Inc. (A)	20,178	35,513
Seer, Inc. (A)	11,315	43,676
Singular Genomics Systems, Inc. (A)(B)	13,621	16,481
SomaLogic, Inc. (A)	32,452	82,753
		3,337,453
Pharmaceuticals – 1.6%
Aclaris Therapeutics, Inc. (A)	13,313	107,702
Amneal Pharmaceuticals, Inc. (A)	22,334	31,044
Amphastar Pharmaceuticals, Inc. (A)	7,872	295,200
Amylyx Pharmaceuticals, Inc. (A)	10,439	306,280
AN2 Therapeutics, Inc. (A)	2,354	23,234
ANI Pharmaceuticals, Inc. (A)	2,736	108,674
Arvinas, Inc. (A)	10,093	275,741
Atea Pharmaceuticals, Inc. (A)	16,064	53,814
Athira Pharma, Inc. (A)	7,965	19,913
Axsome Therapeutics, Inc. (A)(B)	6,616	408,075
Cara Therapeutics, Inc. (A)	9,315	45,737
Cassava Sciences, Inc. (A)(B)	7,907	190,717
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	7,044	168,986
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Corcept Therapeutics, Inc. (A)	17,773	$384,963
DICE Therapeutics, Inc. (A)	7,288	208,801
Edgewise Therapeutics, Inc. (A)	7,967	53,140
Esperion Therapeutics, Inc. (A)	15,361	24,424
Evolus, Inc. (A)	7,505	63,492
Fulcrum Therapeutics, Inc. (A)	9,084	25,889
Harmony Biosciences Holdings, Inc. (A)	5,400	176,310
Innoviva, Inc. (A)	12,808	144,090
Intra-Cellular Therapies, Inc. (A)	18,933	1,025,222
Ligand Pharmaceuticals, Inc. (A)	3,133	230,463
Liquidia Corp. (A)	9,928	68,602
Nektar Therapeutics (A)	39,031	27,435
NGM Biopharmaceuticals, Inc. (A)	8,854	36,124
Nuvation Bio, Inc. (A)	27,418	45,514
Ocular Therapeutix, Inc. (A)	17,147	90,365
Pacira BioSciences, Inc. (A)	9,253	377,615
Phathom Pharmaceuticals, Inc. (A)(B)	5,424	38,727
Phibro Animal Health Corp., Class A	4,407	67,515
Prestige Consumer Healthcare, Inc. (A)	10,227	640,517
Provention Bio, Inc. (A)	13,229	318,819
Reata Pharmaceuticals, Inc., Class A (A)	5,772	524,790
Revance Therapeutics, Inc. (A)	16,639	535,942
Scilex Holding Company (A)	11,186	91,725
SIGA Technologies, Inc.	9,754	56,086
Supernus Pharmaceuticals, Inc. (A)	10,151	367,771
Tarsus Pharmaceuticals, Inc. (A)	4,015	50,469
Theravance Biopharma, Inc. (A)	13,744	149,122
Ventyx Biosciences, Inc. (A)	5,105	171,018
Xeris Biopharma Holdings, Inc. (A)	29,713	48,432
		8,094,377
		76,169,143
Industrials – 16.1%
Aerospace and defense – 1.0%
AAR Corp. (A)	6,983	380,923
Aerojet Rocketdyne Holdings, Inc. (A)	16,332	917,368
AeroVironment, Inc. (A)	5,089	466,458
AerSale Corp. (A)	4,237	72,961
Archer Aviation, Inc., Class A (A)	32,592	93,213
Astronics Corp. (A)	5,900	78,824
Cadre Holdings, Inc.	3,748	80,732
Ducommun, Inc. (A)	2,365	129,389
Kaman Corp.	5,863	134,028
Kratos Defense & Security Solutions, Inc. (A)	25,839	348,310
Maxar Technologies, Inc.	15,244	778,359
Moog, Inc., Class A	5,848	589,186
National Presto Industries, Inc.	1,149	82,831
Park Aerospace Corp.	4,206	56,571
Parsons Corp. (A)	6,872	307,453
Rocket Lab USA, Inc. (A)	45,899	185,432
Triumph Group, Inc. (A)	13,423	155,573
V2X, Inc. (A)	2,468	98,029
Virgin Galactic Holdings, Inc. (A)	50,637	205,080
		5,160,720
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	12,057	251,147
Forward Air Corp.	5,495	592,141
Hub Group, Inc., Class A (A)	6,838	573,982
Radiant Logistics, Inc. (A)	7,969	52,277
		1,469,547
Building products – 1.4%
AAON, Inc.	9,044	874,464
American Woodmark Corp. (A)	3,486	181,516
Apogee Enterprises, Inc.	4,657	201,415

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
AZZ, Inc.	5,010	$206,612
Caesarstone, Ltd. (B)	5,705	23,562
CSW Industrials, Inc.	3,018	419,291
Gibraltar Industries, Inc. (A)	6,731	326,454
Griffon Corp.	9,424	301,662
Insteel Industries, Inc.	3,926	109,221
Janus International Group, Inc. (A)	17,323	170,805
JELD-WEN Holding, Inc. (A)	17,925	226,931
Masonite International Corp. (A)	4,651	422,171
PGT Innovations, Inc. (A)	12,022	301,872
Quanex Building Products Corp.	6,999	150,688
Resideo Technologies, Inc. (A)	30,058	549,460
Simpson Manufacturing Company, Inc.	8,834	968,560
UFP Industries, Inc.	12,336	980,342
View, Inc. (A)(B)	26,426	13,213
Zurn Elkay Water Solutions Corp.	25,666	548,226
		6,976,465
Commercial services and supplies – 1.5%
ABM Industries, Inc.	13,699	615,633
ACCO Brands Corp.	19,772	105,187
ACV Auctions, Inc., Class A (A)	24,455	315,714
Aris Water Solutions, Inc., Class A	4,695	36,574
Brady Corp., Class A	9,446	507,534
BrightView Holdings, Inc. (A)	9,255	52,013
Casella Waste Systems, Inc., Class A (A)	10,271	849,001
Cimpress PLC (A)	3,756	164,588
CoreCivic, Inc. (A)	24,149	222,171
Deluxe Corp.	9,002	144,032
Ennis, Inc.	5,655	119,264
Harsco Corp. (A)	16,716	114,170
Healthcare Services Group, Inc.	15,465	214,500
Heritage-Crystal Clean, Inc. (A)	3,422	121,857
HNI Corp.	8,706	242,375
Interface, Inc.	12,610	102,393
KAR Auction Services, Inc. (A)	22,739	311,070
Kimball International, Inc., Class B	9,692	120,181
Li-Cycle Holdings Corp. (A)(B)	28,609	161,069
Liquidity Services, Inc. (A)	5,050	66,509
Matthews International Corp., Class A	6,376	229,919
MillerKnoll, Inc.	15,795	323,008
Montrose Environmental Group, Inc. (A)	5,782	206,244
Pitney Bowes, Inc.	36,654	142,584
SP Plus Corp. (A)	4,250	145,733
Steelcase, Inc., Class A	18,266	153,800
The Brink's Company	9,479	633,197
The GEO Group, Inc. (A)	24,328	191,948
UniFirst Corp.	3,063	539,792
Viad Corp. (A)	4,252	88,612
VSE Corp.	2,291	102,866
		7,343,538
Construction and engineering – 1.6%
Ameresco, Inc., Class A (A)	6,554	322,588
API Group Corp. (A)	42,745	960,908
Arcosa, Inc.	9,882	623,653
Argan, Inc.	2,827	114,409
Comfort Systems USA, Inc.	7,229	1,055,145
Concrete Pumping Holdings, Inc. (A)	4,952	33,674
Construction Partners, Inc., Class A (A)	8,466	228,074
Dycom Industries, Inc. (A)	5,945	556,749
EMCOR Group, Inc.	9,843	1,600,373
Fluor Corp. (A)	29,371	907,858
Granite Construction, Inc.	9,368	384,837
Great Lakes Dredge & Dock Corp. (A)	13,589	73,788
IES Holdings, Inc. (A)	2,028	87,387
MYR Group, Inc. (A)	3,377	425,536
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Northwest Pipe Company (A)	2,089	$65,239
Primoris Services Corp.	11,014	271,605
Sterling Infrastructure, Inc. (A)	6,062	229,629
Tutor Perini Corp. (A)	9,240	57,011
		7,998,463
Electrical equipment – 1.4%
Allied Motion Technologies, Inc.	2,952	114,095
Array Technologies, Inc. (A)	31,286	684,538
Atkore, Inc. (A)	8,494	1,193,237
Babcock & Wilcox Enterprises, Inc. (A)	13,485	81,719
Blink Charging Company (A)(B)	7,631	66,008
Bloom Energy Corp., Class A (A)	37,218	741,755
Encore Wire Corp.	3,714	688,316
Energy Vault Holdings, Inc. (A)(B)	17,093	36,579
EnerSys	8,406	730,313
Enovix Corp. (A)(B)	22,775	339,575
ESS Tech, Inc. (A)(B)	18,336	25,487
Fluence Energy, Inc. (A)	7,646	154,832
FTC Solar, Inc. (A)(B)	9,771	21,985
FuelCell Energy, Inc. (A)(B)	84,839	241,791
GrafTech International, Ltd.	40,495	196,806
NuScale Power Corp. (A)(B)	6,312	57,376
Powell Industries, Inc.	2,054	87,480
Preformed Line Products Company	451	57,746
Shoals Technologies Group, Inc., Class A (A)	28,548	650,609
Stem, Inc. (A)(B)	29,907	169,573
SunPower Corp. (A)	16,985	235,072
Thermon Group Holdings, Inc. (A)	7,113	177,256
TPI Composites, Inc. (A)	8,008	104,504
Vicor Corp. (A)	4,589	215,408
		7,072,060
Ground transportation – 0.6%
ArcBest Corp.	5,034	465,242
Covenant Logistics Group, Inc.	1,983	70,238
Daseke, Inc. (A)	9,142	70,668
Heartland Express, Inc.	9,381	149,346
Marten Transport, Ltd.	12,041	252,259
PAM Transportation Services, Inc. (A)	1,335	38,221
Saia, Inc. (A)	5,488	1,493,175
TuSimple Holdings, Inc., Class A (A)	32,449	47,700
Universal Logistics Holdings, Inc.	1,433	41,772
Werner Enterprises, Inc.	13,107	596,237
		3,224,858
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,506	109,129
Machinery – 3.8%
3D Systems Corp. (A)	26,299	281,925
Alamo Group, Inc.	2,035	374,766
Albany International Corp., Class A	6,426	574,227
Astec Industries, Inc.	4,763	196,474
Barnes Group, Inc.	10,139	408,399
Blue Bird Corp. (A)	3,640	74,365
Chart Industries, Inc. (A)	8,823	1,106,404
CIRCOR International, Inc. (A)	4,021	125,134
Columbus McKinnon Corp.	5,886	218,724
Desktop Metal, Inc., Class A (A)(B)	59,480	136,804
Douglas Dynamics, Inc.	4,699	149,851
Energy Recovery, Inc. (A)	11,645	268,417
Enerpac Tool Group Corp.	12,133	309,392
EnPro Industries, Inc.	4,260	442,571
ESCO Technologies, Inc.	5,277	503,690
Evoqua Water Technologies Corp. (A)	24,405	1,213,417
Federal Signal Corp.	12,227	662,826

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Franklin Electric Company, Inc.	9,475	$891,598
Helios Technologies, Inc.	6,751	441,515
Hillenbrand, Inc.	14,607	694,271
Hillman Solutions Corp. (A)	27,884	234,783
Hyliion Holdings Corp. (A)(B)	30,232	59,859
Hyster-Yale Materials Handling, Inc.	2,433	121,382
Hyzon Motors, Inc. (A)(B)	19,787	16,128
John Bean Technologies Corp.	6,549	715,740
Kadant, Inc.	2,365	493,150
Kennametal, Inc.	16,879	465,523
Lindsay Corp.	2,226	336,415
Luxfer Holdings PLC	6,038	102,042
Markforged Holding Corp. (A)	24,756	23,736
Microvast Holdings, Inc. (A)	39,254	48,675
Miller Industries, Inc.	2,576	91,062
Mueller Industries, Inc.	11,474	843,110
Mueller Water Products, Inc., Class A	31,681	441,633
Nikola Corp. (A)(B)	71,319	86,296
Omega Flex, Inc.	665	74,108
Proterra, Inc. (A)(B)	47,302	71,899
Proto Labs, Inc. (A)	5,746	190,480
RBC Bearings, Inc. (A)	5,881	1,368,685
REV Group, Inc.	7,424	89,014
SPX Technologies, Inc. (A)	9,113	643,196
Standex International Corp.	2,379	291,285
Tennant Company	3,734	255,891
Terex Corp.	13,893	672,143
The Gorman-Rupp Company	4,734	118,350
The Greenbrier Companies, Inc.	6,589	211,968
The Manitowoc Company, Inc. (A)	7,815	133,558
The Shyft Group, Inc.	7,362	167,486
Titan International, Inc. (A)	10,748	112,639
Trinity Industries, Inc.	17,099	416,532
Velo3D, Inc. (A)(B)	13,005	29,521
Wabash National Corp.	9,927	244,105
Watts Water Technologies, Inc., Class A	5,594	941,582
		19,186,746
Marine transportation – 0.2%
Costamare, Inc.	10,952	103,058
Eagle Bulk Shipping, Inc.	2,746	124,943
Eneti, Inc.	4,351	40,682
Genco Shipping & Trading, Ltd.	7,538	118,045
Golden Ocean Group, Ltd.	25,259	240,466
Matson, Inc.	7,804	465,665
Safe Bulkers, Inc. (B)	15,673	57,833
		1,150,692
Passenger airlines – 0.3%
Allegiant Travel Company (A)	3,240	298,015
Blade Air Mobility, Inc. (A)	12,274	41,486
Frontier Group Holdings, Inc. (A)	7,737	76,132
Hawaiian Holdings, Inc. (A)	10,792	98,855
Joby Aviation, Inc. (A)(B)	54,458	236,348
SkyWest, Inc. (A)	10,376	230,036
Spirit Airlines, Inc.	22,425	385,037
Sun Country Airlines Holdings, Inc. (A)	6,939	142,250
Wheels Up Experience, Inc. (A)	35,771	22,636
		1,530,795
Professional services – 2.3%
Alight, Inc., Class A (A)	70,098	645,603
ASGN, Inc. (A)	10,128	837,282
Barrett Business Services, Inc.	1,417	125,603
CBIZ, Inc. (A)	9,925	491,188
Conduent, Inc. (A)	36,166	124,049
CRA International, Inc.	1,459	157,309
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
CSG Systems International, Inc.	6,522	$350,231
EXL Service Holdings, Inc. (A)	6,658	1,077,464
Exponent, Inc.	10,542	1,050,932
First Advantage Corp. (A)	12,204	170,368
Forrester Research, Inc. (A)	2,393	77,414
Franklin Covey Company (A)	2,518	96,867
Heidrick & Struggles International, Inc.	4,063	123,353
HireRight Holdings Corp. (A)	4,565	48,435
Huron Consulting Group, Inc. (A)	4,102	329,678
IBEX Holdings, Ltd. (A)	1,581	38,576
ICF International, Inc.	3,740	410,278
Insperity, Inc.	7,441	904,454
Kelly Services, Inc., Class A	7,361	122,119
Kforce, Inc.	4,174	263,964
Korn Ferry	10,933	565,673
Legalzoom.com, Inc. (A)	20,421	191,549
Maximus, Inc.	12,530	986,111
NV5 Global, Inc. (A)	2,792	290,284
Planet Labs PBC (A)	32,664	128,370
Red Violet, Inc. (A)	2,116	37,242
Resources Connection, Inc.	6,816	116,281
Skillsoft Corp. (A)(B)	19,309	38,618
Spire Global, Inc. (A)	30,360	20,280
Sterling Check Corp. (A)	5,064	56,464
TriNet Group, Inc. (A)	7,691	619,972
TrueBlue, Inc. (A)	6,858	122,072
TTEC Holdings, Inc.	3,876	144,303
Upwork, Inc. (A)	25,247	285,796
Verra Mobility Corp. (A)	29,354	496,670
Willdan Group, Inc. (A)	2,585	40,378
		11,585,230
Trading companies and distributors – 1.7%
Alta Equipment Group, Inc.	4,615	73,148
Applied Industrial Technologies, Inc.	7,853	1,116,147
Beacon Roofing Supply, Inc. (A)	10,582	622,751
BlueLinx Holdings, Inc. (A)	1,763	119,813
Boise Cascade Company	8,085	511,376
Custom Truck One Source, Inc. (A)(B)	12,773	86,729
Distribution Solutions Group, Inc. (A)	1,118	50,824
DXP Enterprises, Inc. (A)	3,336	89,805
GATX Corp.	7,213	793,574
Global Industrial, Inc.	2,775	74,481
GMS, Inc. (A)	8,917	516,205
H&E Equipment Services, Inc.	6,664	294,749
Herc Holdings, Inc.	5,239	596,722
Hudson Technologies, Inc. (A)	8,825	77,042
McGrath RentCorp	4,875	454,886
MRC Global, Inc. (A)	17,421	169,332
NOW, Inc. (A)	23,121	257,799
Rush Enterprises, Inc., Class A	7,855	428,883
Rush Enterprises, Inc., Class B	2,021	121,038
Textainer Group Holdings, Ltd.	9,047	290,499
Titan Machinery, Inc. (A)	4,194	127,707
Transcat, Inc. (A)	1,502	134,264
Triton International, Ltd.	12,163	768,945
Veritiv Corp.	2,725	368,257
Xometry, Inc., Class A (A)	7,096	106,227
		8,251,203
		81,059,446
Information technology – 11.8%
Communications equipment – 0.8%
ADTRAN Holdings, Inc.	15,733	249,525
Aviat Networks, Inc. (A)	2,353	81,084
Calix, Inc. (A)	11,858	635,470

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Cambium Networks Corp. (A)	2,556	$45,292
Clearfield, Inc. (A)	2,362	110,022
CommScope Holding Company, Inc. (A)	42,542	270,993
Comtech Telecommunications Corp.	6,033	75,292
Digi International, Inc. (A)	7,010	236,097
DZS, Inc. (A)	3,896	30,739
Extreme Networks, Inc. (A)	26,470	506,106
Harmonic, Inc. (A)	19,028	277,619
Infinera Corp. (A)	40,288	312,635
NETGEAR, Inc. (A)	6,102	112,948
NetScout Systems, Inc. (A)	14,208	407,059
Ribbon Communications, Inc. (A)	16,984	58,085
Viavi Solutions, Inc. (A)	47,115	510,255
		3,919,221
Electronic equipment, instruments and components – 2.4%
908 Devices, Inc. (A)	4,720	40,592
Advanced Energy Industries, Inc.	7,750	759,500
Aeva Technologies, Inc. (A)	22,689	27,000
Akoustis Technologies, Inc. (A)(B)	12,987	40,000
Arlo Technologies, Inc. (A)	18,292	110,850
Badger Meter, Inc.	5,999	730,798
Belden, Inc.	8,893	771,646
Benchmark Electronics, Inc.	7,049	166,991
CTS Corp.	6,457	319,363
ePlus, Inc. (A)	5,402	264,914
Evolv Technologies Holdings, Inc. (A)	18,971	59,190
Fabrinet (A)	7,595	901,982
FARO Technologies, Inc. (A)	4,047	99,597
Focus Universal, Inc. (A)(B)	5,843	14,608
Identiv, Inc. (A)	5,066	31,105
Insight Enterprises, Inc. (A)	6,439	920,519
Itron, Inc. (A)	9,334	517,570
Kimball Electronics, Inc. (A)	5,136	123,778
Knowles Corp. (A)	18,405	312,885
Lightwave Logic, Inc. (A)(B)	23,680	123,846
Methode Electronics, Inc.	7,371	323,439
MicroVision, Inc. (A)(B)	35,064	93,621
Mirion Technologies, Inc. (A)	28,624	244,449
Napco Security Technologies, Inc. (A)	6,069	228,073
nLight, Inc. (A)	9,569	97,412
Novanta, Inc. (A)	7,333	1,166,607
OSI Systems, Inc. (A)	3,232	330,828
Ouster, Inc. (A)	66,558	55,689
PAR Technology Corp. (A)(B)	5,554	188,614
PC Connection, Inc.	2,211	99,407
Plexus Corp. (A)	5,599	546,294
Rogers Corp. (A)	3,897	636,887
Sanmina Corp. (A)	11,678	712,241
ScanSource, Inc. (A)	5,239	159,475
SmartRent, Inc. (A)	27,394	69,855
TTM Technologies, Inc. (A)	20,727	279,607
Vishay Intertechnology, Inc.	26,715	604,293
Vishay Precision Group, Inc. (A)	2,731	114,047
		12,287,572
IT services – 0.5%
BigCommerce Holdings, Inc., Series 1 (A)	13,852	123,837
Brightcove, Inc. (A)	9,452	42,061
Cerberus Cyber Sentinel Corp. (A)(B)	10,178	3,440
DigitalOcean Holdings, Inc. (A)(B)	14,500	567,965
Edgio, Inc. (A)	29,958	23,700
Fastly, Inc., Class A (A)	23,686	420,663
Grid Dynamics Holdings, Inc. (A)	11,239	128,799
Information Services Group, Inc.	7,823	39,819
Perficient, Inc. (A)	7,049	508,867
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
PFSweb, Inc.	4,074	$17,274
Rackspace Technology, Inc. (A)	12,797	24,058
Squarespace, Inc., Class A (A)	6,613	210,095
The Hackett Group, Inc.	5,765	106,537
Tucows, Inc., Class A (A)(B)	2,183	42,459
Unisys Corp. (A)	13,964	54,180
		2,313,754
Semiconductors and semiconductor equipment – 2.9%
ACM Research, Inc., Class A (A)	10,111	118,299
Alpha & Omega Semiconductor, Ltd. (A)	4,552	122,676
Ambarella, Inc. (A)	7,568	585,915
Amkor Technology, Inc.	21,007	546,602
Atomera, Inc. (A)(B)	4,844	30,856
Axcelis Technologies, Inc. (A)	6,740	898,105
AXT, Inc. (A)	9,593	38,180
CEVA, Inc. (A)	4,855	147,738
Cohu, Inc. (A)	9,907	380,330
Credo Technology Group Holding, Ltd. (A)	20,020	188,588
Diodes, Inc. (A)	9,210	854,320
FormFactor, Inc. (A)	16,046	511,065
Ichor Holdings, Ltd. (A)	5,907	193,395
Impinj, Inc. (A)	4,432	600,625
Indie Semiconductor, Inc., Class A (A)	21,361	225,359
Kulicke & Soffa Industries, Inc.	11,791	621,268
MACOM Technology Solutions Holdings, Inc. (A)	10,455	740,632
MaxLinear, Inc. (A)	15,137	532,974
Onto Innovation, Inc. (A)	10,255	901,209
PDF Solutions, Inc. (A)	6,364	269,834
Photronics, Inc. (A)	12,338	204,564
Power Integrations, Inc.	11,752	994,689
Rambus, Inc. (A)	22,358	1,146,071
Semtech Corp. (A)	13,198	318,600
Silicon Laboratories, Inc. (A)	6,910	1,209,872
SiTime Corp. (A)	3,363	478,319
SMART Global Holdings, Inc. (A)	10,098	174,090
Synaptics, Inc. (A)	8,234	915,209
Ultra Clean Holdings, Inc. (A)	9,366	310,577
Veeco Instruments, Inc. (A)	10,462	221,062
		14,481,023
Software – 4.8%
8x8, Inc. (A)	23,625	98,516
A10 Networks, Inc.	13,342	206,668
ACI Worldwide, Inc. (A)	23,516	634,462
Adeia, Inc.	21,543	190,871
Agilysys, Inc. (A)	4,123	340,189
Alarm.com Holdings, Inc. (A)	9,977	501,644
Alkami Technology, Inc. (A)	7,689	97,343
Altair Engineering, Inc., Class A (A)	10,776	777,057
American Software, Inc., Class A	6,763	85,281
Amplitude, Inc., Class A (A)	12,043	149,815
Appfolio, Inc., Class A (A)	3,984	495,928
Appian Corp., Class A (A)	8,312	368,887
Applied Digital Corp. (A)	15,335	34,350
Asana, Inc., Class A (A)	15,400	325,402
AvePoint, Inc. (A)	27,339	112,637
Blackbaud, Inc. (A)	9,618	666,527
Blackline, Inc. (A)	11,434	767,793
Blend Labs, Inc., Class A (A)	43,559	43,393
Box, Inc., Class A (A)	28,788	771,231
c3.ai, Inc., Class A (A)(B)	12,883	432,482
Cerence, Inc. (A)	8,225	231,040
Cleanspark, Inc. (A)	10,177	28,292
Clear Secure, Inc., Class A	12,888	337,279

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CommVault Systems, Inc. (A)	9,135	$518,320
Consensus Cloud Solutions, Inc. (A)	3,794	129,337
Couchbase, Inc. (A)	6,065	85,274
CS Disco, Inc. (A)	5,035	33,432
Cvent Holding Corp. (A)	10,021	83,776
Digimarc Corp. (A)(B)	3,014	59,225
Digital Turbine, Inc. (A)	19,478	240,748
Domo, Inc., Class B (A)	6,495	92,164
E2open Parent Holdings, Inc. (A)	42,039	244,667
Ebix, Inc.	5,523	72,848
eGain Corp. (A)	4,373	33,191
Enfusion, Inc., Class A (A)	5,648	59,304
EngageSmart, Inc. (A)	7,379	142,046
Envestnet, Inc. (A)	11,333	664,907
Everbridge, Inc. (A)	8,349	289,460
EverCommerce, Inc. (A)	5,393	57,058
ForgeRock, Inc., Class A (A)	7,838	161,463
Instructure Holdings, Inc. (A)	3,728	96,555
Intapp, Inc. (A)	3,130	140,349
InterDigital, Inc.	6,281	457,885
LivePerson, Inc. (A)	14,647	64,593
LiveRamp Holdings, Inc. (A)	13,907	304,981
Marathon Digital Holdings, Inc. (A)(B)	24,550	214,076
Matterport, Inc. (A)	47,700	130,221
MeridianLink, Inc. (A)	4,922	85,151
MicroStrategy, Inc., Class A (A)(B)	1,954	571,193
Mitek Systems, Inc. (A)	9,185	88,084
Model N, Inc. (A)	7,509	251,326
Momentive Global, Inc. (A)	27,583	257,074
N-able, Inc. (A)	14,243	188,008
NextNav, Inc. (A)	14,443	29,319
Olo, Inc., Class A (A)	18,825	153,612
ON24, Inc. (A)	8,786	76,965
OneSpan, Inc. (A)	8,424	147,420
PagerDuty, Inc. (A)	17,907	626,387
Porch Group, Inc. (A)(B)	18,814	26,904
PowerSchool Holdings, Inc., Class A (A)	9,561	189,499
Progress Software Corp.	8,894	510,960
PROS Holdings, Inc. (A)	8,533	233,804
Q2 Holdings, Inc. (A)	11,712	288,349
Qualys, Inc. (A)	7,948	1,033,399
Rapid7, Inc. (A)	12,268	563,224
Rimini Street, Inc. (A)	10,746	44,274
Riot Platforms, Inc. (A)(B)	33,181	331,478
Sapiens International Corp. NV	6,497	141,115
ShotSpotter, Inc. (A)	1,934	76,045
SolarWinds Corp. (A)	10,233	88,004
Sprout Social, Inc., Class A (A)	9,679	589,258
SPS Commerce, Inc. (A)	7,436	1,132,503
Sumo Logic, Inc. (A)	24,209	290,024
Telos Corp. (A)	11,552	29,227
Tenable Holdings, Inc. (A)	23,132	1,099,001
Upland Software, Inc. (A)	6,287	27,034
Varonis Systems, Inc. (A)	22,634	588,710
Verint Systems, Inc. (A)	13,147	489,594
Veritone, Inc. (A)	7,164	41,766
Weave Communications, Inc. (A)	6,932	34,452
Workiva, Inc. (A)	9,866	1,010,377
Xperi, Inc. (A)	8,646	94,501
Yext, Inc. (A)	24,133	231,918
Zeta Global Holdings Corp., Class A (A)	22,904	248,050
Zuora, Inc., Class A (A)	25,937	256,258
		24,237,234
Technology hardware, storage and peripherals – 0.4%
Avid Technology, Inc. (A)	7,493	239,626
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)	8,087	$148,396
Diebold Nixdorf, Inc. (A)(B)	16,905	20,286
Eastman Kodak Company (A)(B)	12,835	52,624
IonQ, Inc. (A)(B)	25,403	156,228
Super Micro Computer, Inc. (A)	9,543	1,016,807
Turtle Beach Corp. (A)	3,489	34,960
Xerox Holdings Corp.	23,798	366,489
		2,035,416
		59,274,220
Materials – 4.4%
Chemicals – 2.1%
AdvanSix, Inc.	5,606	214,542
American Vanguard Corp.	5,918	129,486
Amyris, Inc. (A)(B)	42,810	58,222
Aspen Aerogels, Inc. (A)	6,510	48,500
Avient Corp.	18,862	776,360
Balchem Corp.	6,556	829,203
Cabot Corp.	11,403	873,926
Chase Corp.	1,535	160,761
Danimer Scientific, Inc. (A)(B)	21,880	75,486
Diversey Holdings, Ltd. (A)	17,021	137,700
Ecovyst, Inc. (A)	14,539	160,656
FutureFuel Corp.	5,889	43,461
Hawkins, Inc.	4,013	175,689
HB Fuller Company	10,896	745,831
Ingevity Corp. (A)	7,915	566,081
Innospec, Inc.	5,038	517,251
Intrepid Potash, Inc. (A)	2,299	63,452
Koppers Holdings, Inc.	4,459	155,931
Kronos Worldwide, Inc.	4,674	43,048
Livent Corp. (A)	33,512	727,881
LSB Industries, Inc. (A)	15,123	156,221
Mativ Holdings, Inc.	11,290	242,396
Minerals Technologies, Inc.	6,625	400,283
Origin Materials, Inc. (A)(B)	22,706	96,955
Orion Engineered Carbons SA	12,542	327,221
Perimeter Solutions SA (A)	24,966	201,725
PureCycle Technologies, Inc. (A)(B)	22,415	156,905
Quaker Chemical Corp.	2,808	555,844
Rayonier Advanced Materials, Inc. (A)	12,782	80,143
Sensient Technologies Corp.	8,622	660,100
Stepan Company	4,327	445,811
Trinseo PLC	7,370	153,665
Tronox Holdings PLC	24,204	348,054
		10,328,790
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	24,881	708,860
United States Lime & Minerals, Inc.	435	66,420
		775,280
Containers and packaging – 0.3%
Greif, Inc., Class A	5,074	321,539
Greif, Inc., Class B	1,201	91,901
Myers Industries, Inc.	7,615	163,189
O-I Glass, Inc. (A)	32,072	728,355
Pactiv Evergreen, Inc.	9,056	72,448
Ranpak Holdings Corp. (A)	9,614	50,185
TriMas Corp.	8,646	240,878
		1,668,495
Metals and mining – 1.7%
1911 Gold Corp. (A)	5,045	386
5E Advanced Materials, Inc. (A)	8,020	43,468
Alpha Metallurgical Resources, Inc.	3,149	491,244
Arconic Corp. (A)	21,191	555,840

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
ATI, Inc. (A)	25,551	$1,008,242
Carpenter Technology Corp.	9,947	445,228
Century Aluminum Company (A)	11,076	110,760
Coeur Mining, Inc. (A)	58,049	231,616
Commercial Metals Company	24,307	1,188,612
Compass Minerals International, Inc.	7,108	243,733
Constellium SE (A)	26,050	398,044
Dakota Gold Corp. (A)	12,143	43,958
Ferroglobe PLC (A)(C)	17,737	0
Haynes International, Inc.	2,610	130,735
Hecla Mining Company	114,672	725,874
Ivanhoe Electric, Inc. (A)	2,889	35,101
Kaiser Aluminum Corp.	3,261	243,368
Materion Corp.	4,224	489,984
Novagold Resources, Inc. (A)	49,869	310,185
Olympic Steel, Inc.	2,086	108,910
Pan American Silver Corp., CVR (A)	88,114	48,463
Piedmont Lithium, Inc. (A)	3,604	216,420
Ramaco Resources, Inc.	4,856	42,781
Ryerson Holding Corp.	3,879	141,118
Schnitzer Steel Industries, Inc., Class A	5,343	166,167
SunCoke Energy, Inc.	17,201	154,465
TimkenSteel Corp. (A)	9,312	170,782
Tredegar Corp.	6,187	56,487
Warrior Met Coal, Inc.	10,425	382,702
Worthington Industries, Inc.	6,446	416,734
		8,601,407
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,530	117,973
Glatfelter Corp.	10,006	31,919
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	7,238	334,830
		497,840
		21,871,812
Real estate – 6.0%
Diversified REITs – 0.6%
Alexander & Baldwin, Inc.	15,015	283,934
American Assets Trust, Inc.	10,044	186,718
Armada Hoffler Properties, Inc.	14,067	166,131
Broadstone Net Lease, Inc.	35,818	609,264
CTO Realty Growth, Inc.	4,047	69,851
Empire State Realty Trust, Inc., Class A	28,779	186,776
Essential Properties Realty Trust, Inc.	28,939	719,134
Gladstone Commercial Corp.	8,265	104,387
Global Net Lease, Inc.	21,345	274,497
One Liberty Properties, Inc.	3,733	85,598
Safehold, Inc.	7,982	234,434
Star Holdings (A)	2,209	38,415
		2,959,139
Health care REITs – 0.6%
CareTrust REIT, Inc.	19,900	389,642
Community Healthcare Trust, Inc.	4,869	178,205
Diversified Healthcare Trust	54,192	73,159
Global Medical REIT, Inc.	12,731	115,979
LTC Properties, Inc.	7,920	278,230
National Health Investors, Inc.	8,966	462,466
Physicians Realty Trust	46,614	695,947
Sabra Health Care REIT, Inc.	47,541	546,722
Universal Health Realty Income Trust	2,670	128,454
		2,868,804
Hotel and resort REITs – 0.9%
Apple Hospitality REIT, Inc.	44,294	687,443
Ashford Hospitality Trust, Inc. (A)	8,051	25,844
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Braemar Hotels & Resorts, Inc.	14,940	$57,668
Chatham Lodging Trust	10,679	112,023
DiamondRock Hospitality Company	43,520	353,818
Hersha Hospitality Trust, Class A	7,243	48,673
Pebblebrook Hotel Trust	26,931	378,111
RLJ Lodging Trust	34,206	362,584
Ryman Hospitality Properties, Inc.	11,084	994,567
Service Properties Trust	35,317	351,757
Summit Hotel Properties, Inc.	22,638	158,466
Sunstone Hotel Investors, Inc.	44,070	435,412
Xenia Hotels & Resorts, Inc.	23,769	311,136
		4,277,502
Industrial REITs – 0.7%
Indus Realty Trust, Inc.	1,183	78,421
Industrial Logistics Properties Trust	15,067	46,256
Innovative Industrial Properties, Inc.	5,748	436,791
LXP Industrial Trust	57,866	596,598
Plymouth Industrial REIT, Inc.	7,973	167,513
STAG Industrial, Inc.	37,212	1,258,510
Terreno Realty Corp.	15,298	988,251
		3,572,340
Office REITs – 0.4%
Brandywine Realty Trust	35,269	166,822
City Office REIT, Inc.	8,917	61,527
Corporate Office Properties Trust	22,856	541,916
Easterly Government Properties, Inc.	18,297	251,401
Equity Commonwealth	21,471	444,664
Franklin Street Properties Corp.	22,306	35,020
Office Properties Income Trust	10,135	124,661
Orion Office REIT, Inc.	12,292	82,356
Paramount Group, Inc.	38,882	177,302
Piedmont Office Realty Trust, Inc., Class A	24,993	182,449
Postal Realty Trust, Inc., Class A	4,161	63,330
		2,131,448
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	23,085	121,889
Compass, Inc., Class A (A)	57,556	185,906
Cushman & Wakefield PLC (A)	32,802	345,733
DigitalBridge Group, Inc.	32,960	395,190
Douglas Elliman, Inc.	16,788	52,211
eXp World Holdings, Inc. (B)	14,593	185,185
Forestar Group, Inc. (A)	3,942	61,338
FRP Holdings, Inc. (A)	1,489	86,183
Kennedy-Wilson Holdings, Inc.	24,435	405,377
Marcus & Millichap, Inc.	5,110	164,082
Newmark Group, Inc., Class A	29,664	210,021
RE/MAX Holdings, Inc., Class A	3,975	74,571
Redfin Corp. (A)(B)	23,133	209,585
Stratus Properties, Inc.	1,371	27,420
Tejon Ranch Company (A)	4,710	86,052
The RMR Group, Inc., Class A	3,410	89,478
The St. Joe Company	7,060	293,767
		2,993,988
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A	31,445	241,812
BRT Apartments Corp.	2,769	54,605
Centerspace	3,153	172,248
Elme Communities	17,729	316,640
Independence Realty Trust, Inc.	46,399	743,776
NexPoint Residential Trust, Inc.	4,719	206,079
UMH Properties, Inc.	10,538	155,857

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Veris Residential, Inc. (A)	17,911	$262,217
		2,153,234
Retail REITs – 1.4%
Acadia Realty Trust	19,175	267,491
Agree Realty Corp.	17,890	1,227,433
Alexander's, Inc.	380	73,625
CBL & Associates Properties, Inc.	5,862	150,302
Getty Realty Corp.	8,537	307,588
InvenTrust Properties Corp.	13,916	325,634
Kite Realty Group Trust	44,964	940,647
Necessity Retail REIT, Inc.	28,491	178,923
NETSTREIT Corp.	10,827	197,918
Phillips Edison & Company, Inc.	24,007	783,108
Retail Opportunity Investments Corp.	24,907	347,702
RPT Realty	17,767	168,964
Saul Centers, Inc.	2,554	99,606
SITE Centers Corp.	40,131	492,809
Tanger Factory Outlet Centers, Inc.	21,021	412,642
The Macerich Company	44,668	473,481
Urban Edge Properties	23,433	352,901
Urstadt Biddle Properties, Inc., Class A	6,619	116,296
Whitestone REIT	10,143	93,316
		7,010,386
Specialized REITs – 0.4%
Farmland Partners, Inc.	9,604	102,763
Four Corners Property Trust, Inc.	16,851	452,618
Gladstone Land Corp.	6,871	114,402
Outfront Media, Inc.	30,259	491,104
PotlatchDeltic Corp.	16,459	814,721
Uniti Group, Inc.	49,375	175,281
		2,150,889
		30,117,730
Utilities – 3.1%
Electric utilities – 0.7%
ALLETE, Inc.	11,824	761,111
MGE Energy, Inc.	7,555	586,797
Otter Tail Corp.	8,494	613,861
PNM Resources, Inc.	17,556	854,626
Portland General Electric Company	18,428	900,945
		3,717,340
Gas utilities – 1.0%
Brookfield Infrastructure Corp., Class A	20,210	930,873
Chesapeake Utilities Corp.	3,597	460,380
New Jersey Resources Corp.	19,820	1,054,424
Northwest Natural Holding Company	7,043	334,965
ONE Gas, Inc.	11,048	875,333
Southwest Gas Holdings, Inc.	13,768	859,812
Spire, Inc.	10,448	732,823
		5,248,610
Independent power and renewable electricity producers – 0.4%
Altus Power, Inc. (A)	9,483	51,967
Clearway Energy, Inc., Class A	7,939	238,408
Clearway Energy, Inc., Class C	16,405	513,969
Montauk Renewables, Inc. (A)	13,332	104,923
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers (continued)
Ormat Technologies, Inc.	10,088	$855,160
Sunnova Energy International, Inc. (A)(B)	20,575	321,382
		2,085,809
Multi-utilities – 0.5%
Avista Corp.	15,227	646,386
Black Hills Corp.	13,375	843,963
NorthWestern Corp.	11,964	692,237
Unitil Corp.	3,399	193,879
		2,376,465
Water utilities – 0.5%
American States Water Company	7,617	677,075
Artesian Resources Corp., Class A	2,102	116,367
California Water Service Group	11,221	653,062
Global Water Resources, Inc.	2,565	31,883
Middlesex Water Company	3,623	283,029
Pure Cycle Corp. (A)	4,490	42,431
SJW Group	5,587	425,338
The York Water Company	3,328	148,762
		2,377,947
		15,806,171
TOTAL COMMON STOCKS (Cost $431,204,438)		$476,878,995
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	12,525
TOTAL WARRANTS (Cost $0)		$12,525
SHORT-TERM INVESTMENTS – 6.0%
Short-term funds – 6.0%
John Hancock Collateral Trust, 4.9438% (D)(E)	3,030,309	30,293,700
TOTAL SHORT-TERM INVESTMENTS (Cost $30,291,130)		$30,293,700
Total Investments (Small Cap Index Trust) (Cost $461,495,568) – 100.9%		$507,185,220
Other assets and liabilities, net – (0.9%)		(4,708,665)
TOTAL NET ASSETS – 100.0%		$502,476,555
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $9,234,795. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,769,283 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $6,442,885.

213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	279	Long	Jun 2023	$25,581,497	$25,298,325	$(283,172)
						$(283,172)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 1.9%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,281	$52,419
Bandwidth, Inc., Class A (A)	831	12,631
Communications Systems, Inc. (A)(B)	450	1,989
Consolidated Communications Holdings, Inc. (A)	4,985	12,861
EchoStar Corp., Class A (A)	4,430	81,025
Frontier Communications Parent, Inc. (A)	2,143	48,796
Liberty Latin America, Ltd., Class A (A)	4,204	34,935
Liberty Latin America, Ltd., Class C (A)	11,346	93,718
Lumen Technologies, Inc.	22,539	59,728
		398,102
Entertainment – 0.2%
FG Group Holdings, Inc. (A)	1,114	2,239
Lions Gate Entertainment Corp., Class A (A)	5,809	64,306
Lions Gate Entertainment Corp., Class B (A)	9,367	97,229
Madison Square Garden Entertainment Corp. (A)	1,748	103,254
Reading International, Inc., Class A (A)	1,100	3,575
The Marcus Corp.	2,916	46,656
		317,259
Interactive media and services – 0.2%
Cars.com, Inc. (A)	5,579	107,675
DHI Group, Inc. (A)	5,212	20,223
QuinStreet, Inc. (A)	1,887	29,947
TrueCar, Inc. (A)	8,052	18,520
Yelp, Inc. (A)	1,306	40,094
Ziff Davis, Inc. (A)	654	51,045
		267,504
Media – 1.1%
AMC Networks, Inc., Class A (A)	2,542	44,688
Beasley Broadcast Group, Inc., Class A (A)	502	413
Boston Omaha Corp., Class A (A)	2,031	48,074
Cable One, Inc.	29	20,358
comScore, Inc. (A)	2,845	3,499
Cumulus Media, Inc., Class A (A)	1,193	4,402
Daily Journal Corp. (A)	41	11,683
DallasNews Corp.	1,059	4,681
DISH Network Corp., Class A (A)	1,108	10,338
Entravision Communications Corp., Class A	5,075	30,704
Fluent, Inc. (A)	5,600	4,592
Gannett Company, Inc. (A)	12,679	23,710
Gray Television, Inc.	6,546	57,081
iHeartMedia, Inc., Class A (A)	2,266	8,837
Integral Ad Science Holding Corp. (A)	2,369	33,806
John Wiley & Sons, Inc., Class A	2,376	92,118
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	379	$10,646
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	356	9,964
Magnite, Inc. (A)	4,210	38,985
News Corp., Class A	20,011	345,590
News Corp., Class B	10,611	184,950
Nexstar Media Group, Inc.	1,859	320,975
PubMatic, Inc., Class A (A)	1,596	22,057
Scholastic Corp.	2,276	77,885
Sinclair Broadcast Group, Inc., Class A	748	12,836
TEGNA, Inc.	8,149	137,800
The EW Scripps Company, Class A (A)	5,843	54,983
Thryv Holdings, Inc. (A)	2,842	65,537
Urban One, Inc. (A)	3,100	17,050
		1,698,242
Wireless telecommunication services – 0.2%
Shenandoah Telecommunications Company	3,663	69,670
Spok Holdings, Inc.	3,863	39,132
Telephone & Data Systems, Inc.	7,131	74,947
United States Cellular Corp. (A)	2,963	61,423
		245,172
		2,926,279
Consumer discretionary – 15.1%
Automobile components – 2.6%
Adient PLC (A)	6,695	274,227
American Axle & Manufacturing Holdings, Inc. (A)	9,766	76,272
Autoliv, Inc.	1,298	121,181
BorgWarner, Inc.	15,544	763,366
Cooper-Standard Holdings, Inc. (A)	1,311	18,669
Dana, Inc.	12,211	183,776
Dorman Products, Inc. (A)	6,081	524,547
Fox Factory Holding Corp. (A)	9,231	1,120,366
LCI Industries	1,259	138,326
Lear Corp.	1,143	159,437
Modine Manufacturing Company (A)	4,925	113,521
Motorcar Parts of America, Inc. (A)	1,585	11,792
Patrick Industries, Inc.	1,685	115,945
Standard Motor Products, Inc.	1,901	70,166
Stoneridge, Inc. (A)	1,672	31,266
Strattec Security Corp. (A)	924	21,021
The Goodyear Tire & Rubber Company (A)	22,263	245,338
		3,989,216
Automobiles – 0.3%
Harley-Davidson, Inc.	3,482	132,212
Thor Industries, Inc.	2,383	189,782

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	2,220	$128,094
		450,088
Broadline retail – 0.6%
Big Lots, Inc.	2,901	31,795
Dillard's, Inc., Class A (C)	1,303	400,907
Kohl's Corp.	8,128	191,333
Macy's, Inc.	13,806	241,467
Ollie's Bargain Outlet Holdings, Inc. (A)	334	19,352
		884,854
Distributors – 0.0%
Funko, Inc., Class A (A)	2,763	26,055
Weyco Group, Inc.	1,316	33,295
		59,350
Diversified consumer services – 1.3%
2U, Inc. (A)	2,844	19,481
ADT, Inc.	10,644	76,956
Adtalem Global Education, Inc. (A)	5,228	201,905
American Public Education, Inc. (A)	1,450	7,859
Chegg, Inc. (A)	3,831	62,445
Graham Holdings Company, Class B	347	206,756
Grand Canyon Education, Inc. (A)	8,609	980,565
Laureate Education, Inc.	9,477	111,450
Lincoln Educational Services Corp. (A)	1,100	6,226
Perdoceo Education Corp. (A)	5,378	72,227
Strategic Education, Inc.	1,691	151,903
Stride, Inc. (A)	2,888	113,354
Universal Technical Institute, Inc. (A)	3,087	22,782
		2,033,909
Hotels, restaurants and leisure – 1.7%
Ark Restaurants Corp.	64	1,107
Biglari Holdings, Inc., Class A (A)	3	2,493
Biglari Holdings, Inc., Class B (A)	102	17,258
BJ's Restaurants, Inc. (A)	1,781	51,898
Carrols Restaurant Group, Inc. (A)	1,688	3,764
Churchill Downs, Inc.	3,561	915,355
Chuy's Holdings, Inc. (A)	22,072	791,281
El Pollo Loco Holdings, Inc.	2,613	25,059
Fiesta Restaurant Group, Inc. (A)	1,348	11,081
Krispy Kreme, Inc.	30,095	467,977
Marriott Vacations Worldwide Corp.	323	43,560
Monarch Casino & Resort, Inc.	1,074	79,637
Penn Entertainment, Inc. (A)	3,635	107,814
Playa Hotels & Resorts NV (A)	13,271	127,402
RCI Hospitality Holdings, Inc.	396	30,955
		2,676,641
Household durables – 3.3%
Bassett Furniture Industries, Inc.	1,234	21,965
Beazer Homes USA, Inc. (A)	3,089	49,053
Cavco Industries, Inc. (A)	882	280,247
Century Communities, Inc.	3,320	212,214
Ethan Allen Interiors, Inc.	2,768	76,009
Flexsteel Industries, Inc.	1,118	21,533
GoPro, Inc., Class A (A)	10,155	51,080
Green Brick Partners, Inc. (A)	2,414	84,635
Helen of Troy, Ltd. (A)	373	35,498
Hooker Furnishings Corp.	1,821	33,124
Hovnanian Enterprises, Inc., Class A (A)	292	19,809
iRobot Corp. (A)	1,143	49,881
KB Home	6,043	242,808
La-Z-Boy, Inc.	3,039	88,374
Legacy Housing Corp. (A)	1,185	26,971
LGI Homes, Inc. (A)	1,611	183,702
Lifetime Brands, Inc.	2,931	17,234
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
M/I Homes, Inc. (A)	2,195	$138,483
MDC Holdings, Inc.	5,127	199,286
Meritage Homes Corp.	2,251	262,827
Mohawk Industries, Inc. (A)	3,620	362,796
Newell Brands, Inc.	15,347	190,917
PulteGroup, Inc.	13,332	776,989
Taylor Morrison Home Corp. (A)	7,865	300,915
Toll Brothers, Inc.	8,961	537,929
TopBuild Corp. (A)	2,396	498,703
Tri Pointe Homes, Inc. (A)	9,765	247,250
Universal Electronics, Inc. (A)	745	7,554
VOXX International Corp. (A)	3,131	38,605
Whirlpool Corp.	98	12,938
		5,069,329
Leisure products – 0.4%
Acushnet Holdings Corp.	2,077	105,802
American Outdoor Brands, Inc. (A)	1,873	18,430
AMMO, Inc. (A)	4,648	9,157
Brunswick Corp.	147	12,054
Escalade, Inc.	2,724	39,770
Johnson Outdoors, Inc., Class A	934	58,851
Malibu Boats, Inc., Class A (A)	942	53,176
Nautilus, Inc. (A)	1,580	2,117
Smith & Wesson Brands, Inc.	4,844	59,630
Solo Brands, Inc., Class A (A)	2,350	16,873
Topgolf Callaway Brands Corp. (A)	2,974	64,298
Vista Outdoor, Inc. (A)	3,701	102,555
		542,713
Specialty retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)	3,196	36,754
Abercrombie & Fitch Company, Class A (A)	5,783	160,478
Academy Sports & Outdoors, Inc.	4,127	269,287
American Eagle Outfitters, Inc.	16,951	227,821
America's Car-Mart, Inc. (A)	465	36,833
Asbury Automotive Group, Inc. (A)	887	186,270
AutoNation, Inc. (A)	4,565	613,353
Barnes & Noble Education, Inc. (A)	4,024	6,116
Big 5 Sporting Goods Corp. (C)	2,004	15,411
Boot Barn Holdings, Inc. (A)	574	43,991
Build-A-Bear Workshop, Inc.	2,470	57,403
Caleres, Inc.	1,779	38,480
Chico's FAS, Inc. (A)	8,871	48,791
Citi Trends, Inc. (A)	367	6,980
Conn's, Inc. (A)	2,177	13,193
Designer Brands, Inc., Class A	2,923	25,547
Destination XL Group, Inc. (A)	2,471	13,615
Dick's Sporting Goods, Inc.	236	33,486
Duluth Holdings, Inc., Class B (A)	1,106	7,056
Foot Locker, Inc.	6,590	261,557
Franchise Group, Inc. (C)	454	12,372
Genesco, Inc. (A)	1,311	48,350
Group 1 Automotive, Inc.	1,465	331,705
GrowGeneration Corp. (A)	2,529	8,649
Guess?, Inc.	5,350	104,111
Haverty Furniture Companies, Inc.	1,613	51,471
Hibbett, Inc.	1,098	64,760
Lands' End, Inc. (A)	2,354	22,881
Lithia Motors, Inc.	3,784	866,271
LL Flooring Holdings, Inc. (A)	1,480	5,624
MarineMax, Inc. (A)	2,016	57,960
Monro, Inc.	1,618	79,978
National Vision Holdings, Inc. (A)	827	15,581
Penske Automotive Group, Inc.	4,213	597,446
Revolve Group, Inc. (A)	21,565	567,160

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	2,304	$59,098
Signet Jewelers, Ltd.	3,675	285,842
Sonic Automotive, Inc., Class A	1,892	102,811
Sportsman's Warehouse Holdings, Inc. (A)	3,273	27,755
The Aaron's Company, Inc.	1,356	13,099
The Cato Corp., Class A	1,957	17,300
The Children's Place, Inc. (A)	930	37,433
The Container Store Group, Inc. (A)	3,997	13,710
The Gap, Inc. (C)	18,158	182,306
The ODP Corp. (A)	3,276	147,354
Tilly's, Inc., Class A (A)	712	5,490
Upbound Group, Inc.	3,270	80,148
Urban Outfitters, Inc. (A)	6,474	179,459
Zumiez, Inc. (A)	1,822	33,598
		6,122,144
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	2,090	98,230
Culp, Inc.	334	1,737
Delta Apparel, Inc. (A)	500	5,500
Fossil Group, Inc. (A)	3,231	10,339
G-III Apparel Group, Ltd. (A)	3,404	52,932
Lakeland Industries, Inc.	1,110	16,206
Movado Group, Inc.	1,758	50,578
Oxford Industries, Inc.	5,328	562,584
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	3,840	342,374
Ralph Lauren Corp.	189	22,051
Rocky Brands, Inc.	802	18,502
Skechers USA, Inc., Class A (A)	1,193	56,691
Steven Madden, Ltd.	1,460	52,560
Superior Group of Companies, Inc.	663	5,218
Unifi, Inc. (A)	2,453	20,041
Vera Bradley, Inc. (A)	2,034	12,184
Wolverine World Wide, Inc.	3,251	55,430
		1,383,157
		23,211,401
Consumer staples – 3.4%
Beverages – 0.3%
MGP Ingredients, Inc.	571	55,227
Molson Coors Beverage Company, Class B	7,723	399,125
The Duckhorn Portfolio, Inc. (A)	4,647	73,887
		528,239
Consumer staples distribution and retail – 1.0%
Grocery Outlet Holding Corp. (A)	3,255	91,986
Ingles Markets, Inc., Class A	1,365	121,076
Natural Grocers by Vitamin Cottage, Inc.	1,014	11,915
Performance Food Group Company (A)	531	32,041
PriceSmart, Inc.	5,292	378,272
SpartanNash Company	3,523	87,370
Sprouts Farmers Market, Inc. (A)	1,837	64,350
The Andersons, Inc.	3,384	139,827
U.S. Foods Holding Corp. (A)	5,723	211,408
United Natural Foods, Inc. (A)	4,429	116,704
Village Super Market, Inc., Class A	685	15,673
Weis Markets, Inc.	2,371	200,753
		1,471,375
Food products – 1.5%
Alico, Inc.	650	15,730
B&G Foods, Inc.	1,941	30,144
Calavo Growers, Inc.	337	9,695
Cal-Maine Foods, Inc.	4,370	266,089
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Farmer Brothers Company (A)	1,069	$4,126
Fresh Del Monte Produce, Inc.	3,959	119,205
Hostess Brands, Inc. (A)	21,137	525,889
Ingredion, Inc.	2,741	278,842
J&J Snack Foods Corp.	260	38,537
Limoneira Company	2,147	35,769
Pilgrim's Pride Corp. (A)	2,893	67,060
Post Holdings, Inc. (A)	3,244	291,538
Seaboard Corp.	52	196,041
Seneca Foods Corp., Class A (A)	908	47,461
The Hain Celestial Group, Inc. (A)	4,728	81,085
The Simply Good Foods Company (A)	2,852	113,424
Tootsie Roll Industries, Inc.	1,457	65,454
TreeHouse Foods, Inc. (A)	3,311	166,974
Whole Earth Brands, Inc. (A)	1,600	4,096
		2,357,159
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	63,766
Central Garden & Pet Company, Class A (A)	3,288	128,462
Oil-Dri Corp. of America	531	22,095
Spectrum Brands Holdings, Inc.	2,221	147,075
		361,398
Personal care products – 0.3%
BellRing Brands, Inc. (A)	3,288	111,792
Edgewell Personal Care Company	4,648	197,168
Natural Alternatives International, Inc. (A)	200	1,846
Nature's Sunshine Products, Inc. (A)	1,118	11,415
Nu Skin Enterprises, Inc., Class A	2,988	117,458
The Honest Company, Inc. (A)	4,669	8,404
		448,083
Tobacco – 0.1%
Universal Corp.	1,975	104,458
		5,270,712
Energy – 7.2%
Energy equipment and services – 2.0%
Archrock, Inc.	15,033	146,872
Bristow Group, Inc. (A)	1,645	36,848
ChampionX Corp.	26,089	707,795
Dril-Quip, Inc. (A)	2,386	68,454
Expro Group Holdings NV (A)	1,587	29,137
Forum Energy Technologies, Inc. (A)	377	9,587
Geospace Technologies Corp. (A)	516	3,638
Gulf Island Fabrication, Inc. (A)	3,019	11,170
Helix Energy Solutions Group, Inc. (A)	12,029	93,104
Helmerich & Payne, Inc.	4,826	172,530
Liberty Energy, Inc.	12,732	163,097
Nabors Industries, Ltd. (A)	530	64,612
National Energy Services Reunited Corp. (A)	6,084	32,002
Natural Gas Services Group, Inc. (A)	2,620	27,012
Newpark Resources, Inc. (A)	6,750	25,988
NexTier Oilfield Solutions, Inc. (A)	1,330	10,574
Noble Corp. PLC (A)	1,638	64,652
NOV, Inc.	8,082	149,598
Oceaneering International, Inc. (A)	5,817	102,554
Oil States International, Inc. (A)	4,041	33,662
Patterson-UTI Energy, Inc.	15,623	182,789
ProPetro Holding Corp. (A)	9,437	67,852
RPC, Inc.	12,696	97,632
SEACOR Marine Holdings, Inc. (A)	2,432	18,508
Select Energy Services, Inc., Class A	7,658	53,300

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Solaris Oilfield Infrastructure, Inc., Class A	1,100	$9,394
TechnipFMC PLC (A)	24,797	338,479
Tidewater, Inc. (A)	3,288	144,935
Transocean, Ltd. (A)	24,908	158,415
U.S. Silica Holdings, Inc. (A)	7,085	84,595
		3,108,785
Oil, gas and consumable fuels – 5.2%
Adams Resources & Energy, Inc.	724	27,816
Alto Ingredients, Inc. (A)	3,300	4,950
Antero Midstream Corp.	9,614	100,851
Antero Resources Corp. (A)	13,015	300,516
Arch Resources, Inc.	525	69,017
Ardmore Shipping Corp.	2,232	33,190
Berry Corp.	5,062	39,737
California Resources Corp.	1,380	53,130
Callon Petroleum Company (A)	5,698	190,541
Chord Energy Corp.	972	130,831
Civitas Resources, Inc.	516	35,263
Clean Energy Fuels Corp. (A)	13,796	60,151
CNX Resources Corp. (A)	16,589	265,756
Comstock Resources, Inc.	6,135	66,197
CONSOL Energy, Inc.	3,700	215,599
Delek US Holdings, Inc.	5,312	121,910
Denbury, Inc. (A)	259	22,696
DHT Holdings, Inc.	13,057	141,146
Dorian LPG, Ltd.	3,417	68,135
DT Midstream, Inc.	2,928	144,555
Earthstone Energy, Inc., Class A (A)	47,203	614,111
EnLink Midstream LLC (A)	6,728	72,932
EQT Corp.	1,332	42,504
Equitrans Midstream Corp.	12,580	72,712
Green Plains, Inc. (A)	3,377	104,653
Hallador Energy Company (A)	1,635	15,026
HF Sinclair Corp.	9,630	465,899
International Seaways, Inc.	3,851	160,510
Magnolia Oil & Gas Corp., Class A	29,378	642,791
Matador Resources Company	21,319	1,015,850
Murphy Oil Corp.	10,625	392,913
NACCO Industries, Inc., Class A	700	25,249
Nordic American Tankers, Ltd.	2,259	8,946
Overseas Shipholding Group, Inc., Class A (A)	5,561	21,688
Ovintiv, Inc.	494	17,824
PBF Energy, Inc., Class A	8,576	371,855
PDC Energy, Inc.	6,240	400,483
Peabody Energy Corp. (A)	9,665	247,424
Permian Resources Corp.	13,015	136,658
PHX Minerals, Inc.	557	1,459
Range Resources Corp.	1,941	51,378
REX American Resources Corp. (A)	1,688	48,260
Riley Exploration Permian, Inc.	491	18,687
SandRidge Energy, Inc. (A)	3,343	48,173
Scorpio Tankers, Inc.	4,048	227,943
SFL Corp., Ltd.	10,526	99,997
Sitio Royalties Corp., Class A	914	20,656
SM Energy Company	5,199	146,404
Talos Energy, Inc. (A)	5,877	87,215
Teekay Corp. (A)	5,602	34,620
Teekay Tankers, Ltd., Class A (A)	2,780	119,345
Vitesse Energy, Inc.	1,343	25,557
World Fuel Services Corp.	5,267	134,572
		7,986,281
		11,095,066
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 19.0%
Banks – 10.9%
1st Source Corp.	2,362	$101,920
ACNB Corp.	394	12,825
Amalgamated Financial Corp.	2,221	39,289
Amerant Bancorp, Inc.	2,770	60,275
American National Bankshares, Inc.	991	31,415
Ameris Bancorp	13,807	505,060
Ames National Corp.	500	10,400
Arrow Financial Corp.	1,117	27,824
Associated Banc-Corp.	14,499	260,692
Atlantic Union Bankshares Corp.	16,243	569,317
Axos Financial, Inc. (A)	4,021	148,455
Banc of California, Inc.	5,646	70,744
Bank of Marin Bancorp	1,851	40,518
Bank OZK	8,504	290,837
BankFinancial Corp.	2,146	18,778
BankUnited, Inc.	7,029	158,715
Bankwell Financial Group, Inc.	400	9,944
Banner Corp.	3,379	183,716
Bar Harbor Bankshares	1,690	44,701
BayCom Corp.	1,125	19,215
BCB Bancorp, Inc.	1,477	19,393
Berkshire Hills Bancorp, Inc.	4,838	121,240
Blue Foundry Bancorp (A)	912	8,682
Blue Ridge Bankshares, Inc.	682	6,956
BOK Financial Corp.	2,543	214,655
Bridgewater Bancshares, Inc. (A)	798	8,650
Brookline Bancorp, Inc.	7,292	76,566
Business First Bancshares, Inc.	1,362	23,331
Byline Bancorp, Inc.	3,345	72,319
C&F Financial Corp.	627	32,422
Cadence Bank	9,812	203,697
Cambridge Bancorp	121	7,842
Camden National Corp.	1,722	62,319
Capital City Bank Group, Inc.	1,865	54,663
Capitol Federal Financial, Inc.	11,378	76,574
Capstar Financial Holdings, Inc.	972	14,726
Carter Bankshares, Inc. (A)	1,494	20,916
Cathay General Bancorp	6,734	232,458
Central Pacific Financial Corp.	2,460	44,034
Central Valley Community Bancorp	600	12,348
Chemung Financial Corp.	723	30,005
Citizens & Northern Corp.	960	20,525
Civista Bancshares, Inc.	1,114	18,804
CNB Financial Corp.	1,562	29,990
Colony Bankcorp, Inc.	959	9,782
Columbia Banking System, Inc.	13,442	287,928
Comerica, Inc.	2,361	102,515
Community Bank System, Inc.	776	40,732
Community Trust Bancorp, Inc.	1,615	61,289
ConnectOne Bancorp, Inc.	2,683	47,435
CrossFirst Bankshares, Inc. (A)	3,053	31,995
Customers Bancorp, Inc. (A)	2,568	47,559
CVB Financial Corp.	2,549	42,517
Dime Community Bancshares, Inc.	3,811	86,586
Eagle Bancorp, Inc.	2,765	92,545
Eastern Bankshares, Inc.	3,103	39,160
Enterprise Bancorp, Inc.	246	7,739
Enterprise Financial Services Corp.	2,420	107,908
Equity Bancshares, Inc., Class A	1,442	35,142
ESSA Bancorp, Inc.	897	14,101
Evans Bancorp, Inc.	380	12,755
Farmers National Banc Corp.	1,865	23,574
FB Financial Corp.	2,794	86,838
Financial Institutions, Inc.	1,481	28,554

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Bancorp (North Carolina)	3,759	$133,520
First Bancorp (Puerto Rico)	16,660	190,257
First Bank	900	9,090
First Busey Corp.	4,369	88,865
First Business Financial Services, Inc.	1,366	41,677
First Commonwealth Financial Corp.	8,341	103,679
First Community Bankshares, Inc.	2,201	55,135
First Financial Bancorp	8,400	182,868
First Financial Corp.	1,432	53,671
First Financial Northwest, Inc.	1,100	14,047
First Foundation, Inc.	4,373	32,579
First Hawaiian, Inc.	9,183	189,445
First Horizon Corp.	25,469	452,839
First Internet Bancorp	777	12,937
First Interstate BancSystem, Inc., Class A	4,845	144,672
First Merchants Corp.	4,669	153,844
First Mid Bancshares, Inc.	1,570	42,735
First Northwest Bancorp	800	9,200
First Western Financial, Inc. (A)	421	8,336
Flushing Financial Corp.	2,921	43,494
FNB Corp.	16,986	197,038
FS Bancorp, Inc.	400	12,004
Fulton Financial Corp.	13,791	190,592
German American Bancorp, Inc.	755	25,194
Great Southern Bancorp, Inc.	1,117	56,610
Guaranty Bancshares, Inc.	693	19,314
Hancock Whitney Corp.	7,556	275,038
Hanmi Financial Corp.	3,082	57,233
HarborOne Bancorp, Inc.	4,217	51,447
Heartland Financial USA, Inc.	3,376	129,503
Heritage Commerce Corp.	5,322	44,332
Heritage Financial Corp.	2,815	60,241
Hilltop Holdings, Inc.	4,528	134,346
Home Bancorp, Inc.	902	29,793
HomeStreet, Inc.	1,802	32,418
HomeTrust Bancshares, Inc.	560	13,770
Hope Bancorp, Inc.	10,431	102,432
Horizon Bancorp, Inc.	4,654	51,473
Independent Bank Corp. (Massachusetts)	2,387	156,635
Independent Bank Corp. (Michigan)	1,806	32,093
Independent Bank Group, Inc.	2,888	133,859
International Bancshares Corp.	4,680	200,398
Investar Holding Corp.	500	6,980
Kearny Financial Corp.	6,261	50,839
Lakeland Bancorp, Inc.	5,402	84,487
LCNB Corp.	600	9,804
Live Oak Bancshares, Inc.	752	18,326
Luther Burbank Corp.	1,694	16,059
Macatawa Bank Corp.	5,091	52,030
Mercantile Bank Corp.	1,666	50,946
Metrocity Bankshares, Inc.	637	10,886
Metropolitan Bank Holding Corp. (A)	762	25,824
Mid Penn Bancorp, Inc.	1,196	30,630
Midland States Bancorp, Inc.	1,553	33,265
MidWestOne Financial Group, Inc.	1,343	32,796
MVB Financial Corp.	300	6,192
National Bank Holdings Corp., Class A	1,336	44,703
National Bankshares, Inc.	622	19,568
NBT Bancorp, Inc.	2,964	99,916
New York Community Bancorp, Inc. (C)	39,746	359,304
Nicolet Bankshares, Inc. (A)	711	44,829
Northeast Bank	770	25,918
Northfield Bancorp, Inc.	4,825	56,839
Northrim BanCorp, Inc.	647	30,525
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Northwest Bancshares, Inc.	9,669	$116,318
Norwood Financial Corp.	1,188	34,951
OceanFirst Financial Corp.	5,012	92,622
OFG Bancorp	4,124	102,853
Old National Bancorp	18,139	261,564
Old Second Bancorp, Inc.	2,721	38,257
OP Bancorp	1,000	8,910
Origin Bancorp, Inc.	1,486	47,775
Orrstown Financial Services, Inc.	500	9,930
Pacific Premier Bancorp, Inc.	6,740	161,895
PacWest Bancorp (C)	8,040	78,229
Pathward Financial, Inc.	2,595	107,667
PCB Bancorp	836	12,114
Peapack-Gladstone Financial Corp.	1,625	48,133
Penns Woods Bancorp, Inc.	1,188	27,443
Peoples Bancorp, Inc.	2,883	74,237
Pinnacle Financial Partners, Inc.	7,391	407,688
Popular, Inc.	5,455	313,172
Preferred Bank	659	36,120
Premier Financial Corp.	2,871	59,516
Primis Financial Corp.	3,850	37,076
Prosperity Bancshares, Inc.	5,378	330,855
Provident Financial Holdings, Inc.	1,778	24,234
Provident Financial Services, Inc.	6,184	118,609
QCR Holdings, Inc.	1,449	63,626
RBB Bancorp	1,075	16,663
Renasant Corp.	3,529	107,917
Republic Bancorp, Inc., Class A	1,449	61,481
Republic First Bancorp, Inc. (A)	2,700	3,672
Riverview Bancorp, Inc.	3,925	20,960
S&T Bancorp, Inc.	3,436	108,062
Sandy Spring Bancorp, Inc.	3,344	86,877
Seacoast Banking Corp. of Florida	1,753	41,546
Shore Bancshares, Inc.	2,225	31,773
Sierra Bancorp	1,759	30,290
Simmons First National Corp., Class A	9,236	161,538
SmartFinancial, Inc.	886	20,502
South Plains Financial, Inc.	443	9,485
Southern First Bancshares, Inc. (A)	537	16,486
Southern Missouri Bancorp, Inc.	1,012	37,859
Southside Bancshares, Inc.	747	24,800
SouthState Corp.	3,058	217,913
Stellar Bancorp, Inc.	3,959	97,431
Synovus Financial Corp.	3,554	109,570
Territorial Bancorp, Inc.	1,722	33,252
Texas Capital Bancshares, Inc. (A)	3,434	168,129
The Bank of NT Butterfield & Son, Ltd.	904	24,408
The Community Financial Corp.	300	9,939
The First Bancorp, Inc.	1,316	34,071
The First Bancshares, Inc.	1,916	49,490
The First of Long Island Corp.	2,386	32,211
The Hingham Institution for Savings	69	16,107
Tompkins Financial Corp.	268	17,744
Towne Bank	4,917	131,038
TriCo Bancshares	721	29,986
Triumph Financial, Inc. (A)	540	31,352
Trustmark Corp.	4,932	121,820
UMB Financial Corp.	504	29,091
United Bankshares, Inc.	7,106	250,131
United Community Banks, Inc.	6,149	172,910
Unity Bancorp, Inc.	430	9,808
Univest Financial Corp.	2,739	65,024
Valley National Bancorp	24,313	224,652
Veritex Holdings, Inc.	3,741	68,311
Washington Federal, Inc.	4,842	145,841

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Washington Trust Bancorp, Inc.	1,035	$35,873
Webster Financial Corp.	7,167	282,523
WesBanco, Inc.	5,027	154,329
Western New England Bancorp, Inc.	3,609	29,630
Wintrust Financial Corp.	3,040	221,768
WSFS Financial Corp.	4,396	165,334
Zions Bancorp NA	6,476	193,827
		16,870,946
Capital markets – 1.9%
Avantax, Inc. (A)	2,434	64,063
Houlihan Lokey, Inc.	7,491	655,388
Invesco, Ltd.	24,463	401,193
Janus Henderson Group PLC	7,859	209,364
Jefferies Financial Group, Inc.	11,412	362,217
Oppenheimer Holdings, Inc., Class A	1,182	46,275
PJT Partners, Inc., Class A	6,901	498,183
Stifel Financial Corp.	8,360	493,992
StoneX Group, Inc. (A)	1,235	127,860
Virtus Investment Partners, Inc.	126	23,989
		2,882,524
Consumer finance – 1.1%
Ally Financial, Inc.	14,225	362,595
Atlanticus Holdings Corp. (A)	505	13,701
Bread Financial Holdings, Inc.	4,838	146,688
Consumer Portfolio Services, Inc. (A)	1,066	11,396
Encore Capital Group, Inc. (A)	2,509	126,579
Enova International, Inc. (A)	3,425	152,173
EZCORP, Inc., Class A (A)	4,801	41,289
Green Dot Corp., Class A (A)	3,440	59,099
LendingClub Corp. (A)	7,056	50,874
Navient Corp.	13,508	215,993
Nelnet, Inc., Class A	2,648	243,325
Nicholas Financial, Inc. (A)	75	446
OneMain Holdings, Inc.	1,639	60,774
PRA Group, Inc. (A)	3,071	119,646
PROG Holdings, Inc. (A)	2,293	54,550
Regional Management Corp.	573	14,950
SLM Corp.	2,729	33,812
		1,707,890
Financial services – 1.9%
Acacia Research Corp. (A)	2,172	8,384
Alerus Financial Corp.	904	14,509
A-Mark Precious Metals, Inc.	1,251	43,347
BM Technologies, Inc. (A)	367	1,292
California First Leasing Corp. (A)	880	13,684
Cannae Holdings, Inc. (A)	7,237	146,043
Cass Information Systems, Inc.	379	16,414
Essent Group, Ltd.	1,041	41,692
Federal Agricultural Mortgage Corp., Class C	594	79,115
Flywire Corp. (A)	34,294	1,006,872
Jackson Financial, Inc., Class A	3,732	139,614
Merchants Bancorp	1,376	35,831
MGIC Investment Corp.	9,993	134,106
Mr. Cooper Group, Inc. (A)	3,087	126,474
NMI Holdings, Inc., Class A (A)	5,822	130,005
Ocwen Financial Corp. (A)	315	8,543
PennyMac Financial Services, Inc.	3,525	210,125
Radian Group, Inc.	10,338	228,470
TrustCo Bank Corp. NY	1,826	58,322
Voya Financial, Inc.	5,033	359,658
Walker & Dunlop, Inc.	615	46,845
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Waterstone Financial, Inc.	3,099	$46,888
		2,896,233
Insurance – 3.2%
Ambac Financial Group, Inc. (A)	2,550	39,474
American Equity Investment Life Holding Company	7,384	269,442
Argo Group International Holdings, Ltd.	2,597	76,066
Assured Guaranty, Ltd.	5,779	290,510
Axis Capital Holdings, Ltd.	4,518	246,321
Brighthouse Financial, Inc. (A)	5,409	238,591
CNA Financial Corp.	436	17,017
CNO Financial Group, Inc.	7,507	166,580
Donegal Group, Inc., Class A	2,876	43,945
Employers Holdings, Inc.	2,283	95,178
Enstar Group, Ltd. (A)	1,090	252,651
Everest Re Group, Ltd.	674	241,305
F&G Annuities & Life, Inc.	192	3,479
Fidelity National Financial, Inc.	2,837	99,096
First American Financial Corp.	4,176	232,436
Genworth Financial, Inc., Class A (A)	36,213	181,789
Greenlight Capital Re, Ltd., Class A (A)	2,616	24,564
Hallmark Finl Services, Inc. (A)	400	2,600
Heritage Insurance Holdings, Inc.	657	2,024
Horace Mann Educators Corp.	3,303	110,584
Investors Title Company	189	28,539
James River Group Holdings, Ltd.	2,157	44,542
Kemper Corp.	4,019	219,679
MBIA, Inc. (A)	1,892	17,520
Mercury General Corp.	3,607	114,486
National Western Life Group, Inc., Class A	221	53,619
Old Republic International Corp.	15,344	383,140
Oscar Health, Inc., Class A (A)	6,663	43,576
ProAssurance Corp.	4,655	86,024
Reinsurance Group of America, Inc.	1,644	218,257
Safety Insurance Group, Inc.	612	45,606
SiriusPoint, Ltd. (A)	10,334	84,015
Stewart Information Services Corp.	1,817	73,316
Tiptree, Inc.	3,689	53,749
United Fire Group, Inc.	1,897	50,365
Universal Insurance Holdings, Inc.	3,287	59,889
Unum Group	10,883	430,531
White Mountains Insurance Group, Ltd.	205	282,385
		4,922,890
		29,280,483
Health care – 11.6%
Biotechnology – 3.4%
Achillion Pharmaceuticals, Inc. (A)(B)	10,940	16,452
Agios Pharmaceuticals, Inc. (A)	6,006	137,958
Allogene Therapeutics, Inc. (A)	4,442	21,943
AnaptysBio, Inc. (A)	1,489	32,401
Anika Therapeutics, Inc. (A)	1,585	45,521
Arcus Biosciences, Inc. (A)	3,846	70,151
Arcutis Biotherapeutics, Inc. (A)	30,010	330,110
Avidity Biosciences, Inc. (A)	1,027	15,764
Avita Medical, Inc. (A)	2,616	36,546
BioCryst Pharmaceuticals, Inc. (A)	63,098	526,237
Crinetics Pharmaceuticals, Inc. (A)	24,000	385,440
Dynavax Technologies Corp. (A)	6,989	68,562
Eagle Pharmaceuticals, Inc. (A)	585	16,596
Editas Medicine, Inc. (A)	3,778	27,391
Emergent BioSolutions, Inc. (A)	2,676	27,723
Generation Bio Company (A)	4,046	17,398
Halozyme Therapeutics, Inc. (A)	16,060	613,331

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ideaya Biosciences, Inc. (A)	2,156	$29,602
Immunovant, Inc. (A)	1,729	26,817
Insmed, Inc. (A)	25,585	436,224
Ironwood Pharmaceuticals, Inc. (A)	7,248	76,249
iTeos Therapeutics, Inc. (A)	1,538	20,932
Jounce Therapeutics, Inc. (A)	3,193	5,907
Kodiak Sciences, Inc. (A)	1,185	7,347
Kura Oncology, Inc. (A)	2,404	29,401
Myriad Genetics, Inc. (A)	5,783	134,339
PDL BioPharma, Inc. (A)(B)	5,434	6,358
Protagonist Therapeutics, Inc. (A)	3,736	85,928
REGENXBIO, Inc. (A)	1,693	32,015
Sage Therapeutics, Inc. (A)	2,666	111,865
Sutro Biopharma, Inc. (A)	1,765	8,154
Travere Therapeutics, Inc. (A)	23,022	517,765
Vanda Pharmaceuticals, Inc. (A)	4,716	32,022
Veracyte, Inc. (A)	21,185	472,426
Vericel Corp. (A)	25,587	750,211
Xencor, Inc. (A)	1,408	39,269
		5,212,355
Health care equipment and supplies – 2.8%
AngioDynamics, Inc. (A)	3,198	33,067
Artivion, Inc. (A)	20,622	270,148
AtriCure, Inc. (A)	11,508	477,007
Avanos Medical, Inc. (A)	3,807	113,220
Cardiovascular Systems, Inc. (A)	14,964	297,185
Dentsply Sirona, Inc.	11,209	440,290
Enovis Corp. (A)	4,807	257,126
Envista Holdings Corp. (A)	8,580	350,750
FONAR Corp. (A)	463	7,501
Globus Medical, Inc., Class A (A)	9,770	553,373
Heska Corp. (A)	103	10,055
ICU Medical, Inc. (A)	2,303	379,903
Inogen, Inc. (A)	1,678	20,941
Integer Holdings Corp. (A)	2,433	188,558
Integra LifeSciences Holdings Corp. (A)	9,703	557,049
Kewaunee Scientific Corp. (A)	83	1,306
LENSAR, Inc. (A)	783	1,926
LivaNova PLC (A)	1,624	70,774
Mesa Laboratories, Inc.	169	29,529
NuVasive, Inc. (A)	2,101	86,792
OraSure Technologies, Inc. (A)	4,040	24,442
Orthofix Medical, Inc. (A)	2,161	36,197
Surgalign Holdings, Inc. (A)	164	262
UFP Technologies, Inc. (A)	300	38,952
Utah Medical Products, Inc.	289	27,389
Varex Imaging Corp. (A)	4,007	72,887
		4,346,629
Health care providers and services – 2.4%
Acadia Healthcare Company, Inc. (A)	12,839	927,618
Addus HomeCare Corp. (A)	1,766	188,538
Agiliti, Inc. (A)	741	11,841
Amedisys, Inc. (A)	136	10,003
Brookdale Senior Living, Inc. (A)	14,458	42,651
Castle Biosciences, Inc. (A)	9,598	218,067
Cross Country Healthcare, Inc. (A)	2,734	61,023
Enhabit, Inc. (A)	80	1,113
Fulgent Genetics, Inc. (A)	1,997	62,346
HealthEquity, Inc. (A)	9,772	573,714
National HealthCare Corp.	1,428	82,924
NeoGenomics, Inc. (A)	4,116	71,660
OPKO Health, Inc. (A)	8,398	12,261
Owens & Minor, Inc. (A)	3,760	54,708
Patterson Companies, Inc.	6,467	173,122
Pediatrix Medical Group, Inc. (A)	5,689	84,823
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
PetIQ, Inc. (A)	1,147	$13,122
Premier, Inc., Class A	4,243	137,346
Select Medical Holdings Corp.	1,202	31,072
Universal Health Services, Inc., Class B	3,600	457,560
US Physical Therapy, Inc.	4,049	396,438
		3,611,950
Health care technology – 0.3%
American Well Corp., Class A (A)	9,568	22,580
Certara, Inc. (A)	5,145	124,046
Computer Programs and Systems, Inc. (A)	1,067	32,223
HealthStream, Inc. (A)	1,969	53,360
NextGen Healthcare, Inc. (A)	2,912	50,698
Teladoc Health, Inc. (A)	2,158	55,892
Veradigm, Inc. (A)	11,365	148,313
		487,112
Life sciences tools and services – 1.2%
Azenta, Inc. (A)	16,570	739,353
CryoPort, Inc. (A)	16,390	393,360
Harvard Bioscience, Inc. (A)	5,200	21,840
Medpace Holdings, Inc. (A)	3,537	665,133
OmniAb, Inc. (A)	3,101	11,412
OmniAb, Inc., $12.50 Earnout Shares (A)(B)	240	0
OmniAb, Inc., $15.00 Earnout Shares (A)(B)	240	0
Personalis, Inc. (A)	1,146	3,163
Seer, Inc. (A)	2,095	8,087
Syneos Health, Inc. (A)	1,384	49,298
		1,891,646
Pharmaceuticals – 1.5%
Amphastar Pharmaceuticals, Inc. (A)	853	31,988
ANI Pharmaceuticals, Inc. (A)	800	31,776
Collegium Pharmaceutical, Inc. (A)	624	14,970
Cumberland Pharmaceuticals, Inc. (A)	956	1,864
Elanco Animal Health, Inc. (A)	9,283	87,260
Innoviva, Inc. (A)	7,202	81,023
Intra-Cellular Therapies, Inc. (A)	12,727	689,167
Ligand Pharmaceuticals, Inc. (A)	633	46,563
Nektar Therapeutics (A)	10,585	7,440
Organon & Company	695	16,346
Perrigo Company PLC	7,043	252,632
Phathom Pharmaceuticals, Inc. (A)	27,786	198,392
Phibro Animal Health Corp., Class A	1,429	21,892
Prestige Consumer Healthcare, Inc. (A)	3,612	226,220
Supernus Pharmaceuticals, Inc. (A)	17,378	629,605
Taro Pharmaceutical Industries, Ltd. (A)	503	12,233
		2,349,371
		17,899,063
Industrials – 19.8%
Aerospace and defense – 1.2%
AAR Corp. (A)	3,353	182,906
AerSale Corp. (A)	635	10,935
Astronics Corp. (A)	1,700	22,712
Ducommun, Inc. (A)	1,245	68,114
Hexcel Corp.	12,315	840,499
Kaman Corp.	1,770	40,462
Kratos Defense & Security Solutions, Inc. (A)	3,850	51,898
Maxar Technologies, Inc.	5,183	264,644
Mercury Systems, Inc. (A)	2,355	120,388
Moog, Inc., Class A	1,548	155,961
National Presto Industries, Inc.	644	46,426

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Park Aerospace Corp.	2,083	$28,016
Parsons Corp. (A)	721	32,258
SIFCO Industries, Inc. (A)	1,000	3,006
V2X, Inc. (A)	1,029	40,872
		1,909,097
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	151,622
Hub Group, Inc., Class A (A)	2,418	202,967
Radiant Logistics, Inc. (A)	3,764	24,692
		379,281
Building products – 1.9%
American Woodmark Corp. (A)	1,309	68,160
Apogee Enterprises, Inc.	2,178	94,199
AZZ, Inc.	1,376	56,746
Builders FirstSource, Inc. (A)	8,294	736,341
Fortune Brands Innovations, Inc.	538	31,597
Gibraltar Industries, Inc. (A)	14,106	684,141
Griffon Corp.	2,832	90,652
Hayward Holdings, Inc. (A)	2,363	27,694
Insteel Industries, Inc.	1,689	46,988
JELD-WEN Holding, Inc. (A)	4,097	51,868
Masonite International Corp. (A)	872	79,151
Masterbrand, Inc. (A)	538	4,326
Owens Corning	1,092	104,614
PGT Innovations, Inc. (A)	2,094	52,580
Quanex Building Products Corp.	3,929	84,591
Resideo Technologies, Inc. (A)	10,435	190,752
The AZEK Company, Inc. (A)	9,070	213,508
UFP Industries, Inc.	3,823	303,814
		2,921,722
Commercial services and supplies – 1.0%
ABM Industries, Inc.	5,899	265,101
ACCO Brands Corp.	8,323	44,278
Acme United Corp.	733	16,859
Brady Corp., Class A	2,444	131,316
BrightView Holdings, Inc. (A)	6,940	39,003
CECO Environmental Corp. (A)	3,081	43,103
Civeo Corp. (A)	673	13,897
Clean Harbors, Inc. (A)	371	52,890
Deluxe Corp.	3,291	52,656
Ennis, Inc.	2,608	55,003
Harsco Corp. (A)	7,551	51,573
Healthcare Services Group, Inc.	2,180	30,237
Heritage-Crystal Clean, Inc. (A)	1,877	66,840
HNI Corp.	1,502	41,816
Interface, Inc.	2,884	23,418
KAR Auction Services, Inc. (A)	8,224	112,504
Kimball International, Inc., Class B	3,015	37,386
Matthews International Corp., Class A	2,517	90,763
MillerKnoll, Inc.	1,587	32,454
NL Industries, Inc.	3,260	19,756
SP Plus Corp. (A)	400	13,716
Steelcase, Inc., Class A	6,532	54,999
UniFirst Corp.	667	117,545
Virco Manufacturing Corp. (A)	1,200	4,764
VSE Corp.	1,368	61,423
		1,473,300
Construction and engineering – 1.2%
API Group Corp. (A)	3,732	83,895
Arcosa, Inc.	4,310	272,004
Argan, Inc.	1,446	58,520
Concrete Pumping Holdings, Inc. (A)	1,800	12,240
Construction Partners, Inc., Class A (A)	553	14,898
Dycom Industries, Inc. (A)	1,471	137,759
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Fluor Corp. (A)	3,410	$105,403
Granite Construction, Inc.	3,746	153,886
Great Lakes Dredge & Dock Corp. (A)	6,888	37,402
IES Holdings, Inc. (A)	1,180	50,846
MasTec, Inc. (A)	3,416	322,607
Matrix Service Company (A)	2,731	14,747
MDU Resources Group, Inc.	6,327	192,847
MYR Group, Inc. (A)	1,212	152,724
Northwest Pipe Company (A)	1,306	40,786
Orion Group Holdings, Inc. (A)	4,263	11,041
Primoris Services Corp.	3,474	85,669
Sterling Infrastructure, Inc. (A)	2,528	95,761
Tutor Perini Corp. (A)	4,167	25,710
		1,868,745
Electrical equipment – 1.9%
Allied Motion Technologies, Inc.	300	11,595
American Superconductor Corp. (A)	1,655	8,126
Atkore, Inc. (A)	9,926	1,394,403
Encore Wire Corp.	1,949	361,208
EnerSys	1,533	133,187
LSI Industries, Inc.	4,131	57,545
nVent Electric PLC	3,155	135,476
Pineapple Energy, Inc. (A)	450	716
Powell Industries, Inc.	1,244	52,982
Preformed Line Products Company	492	62,996
Regal Rexnord Corp.	3,159	444,566
Sensata Technologies Holding PLC	3,072	153,661
Sunrun, Inc. (A)	2,009	40,481
Thermon Group Holdings, Inc. (A)	3,483	86,796
Ultralife Corp. (A)	1,984	7,976
		2,951,714
Ground transportation – 1.2%
ArcBest Corp.	2,462	227,538
Covenant Logistics Group, Inc.	1,513	53,590
Daseke, Inc. (A)	2,236	17,284
Heartland Express, Inc.	4,107	65,383
Knight-Swift Transportation Holdings, Inc.	8,340	471,877
Marten Transport, Ltd.	6,368	133,410
PAM Transportation Services, Inc. (A)	2,085	59,694
Patriot Transportation Holding, Inc. (A)	450	3,560
Ryder System, Inc.	3,393	302,791
Schneider National, Inc., Class B	3,459	92,528
TuSimple Holdings, Inc., Class A (A)	4,034	5,930
U.S. Xpress Enterprises, Inc., Class A (A)	2,111	12,539
U-Haul Holding Company, Series N	4,257	220,725
Universal Logistics Holdings, Inc.	600	17,490
Werner Enterprises, Inc.	4,155	189,011
		1,873,350
Machinery – 5.2%
3D Systems Corp. (A)	5,104	54,715
AGCO Corp.	1,707	230,786
Alamo Group, Inc.	5,275	971,444
Albany International Corp., Class A	743	66,394
Astec Industries, Inc.	2,415	99,619
Barnes Group, Inc.	4,989	200,957
CIRCOR International, Inc. (A)	441	13,724
Columbus McKinnon Corp.	2,178	80,934
Commercial Vehicle Group, Inc. (A)	2,492	18,192
Enerpac Tool Group Corp.	1,506	38,403
EnPro Industries, Inc.	1,502	156,043
Esab Corp.	2,502	147,793
ESCO Technologies, Inc.	1,885	179,923

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Federal Signal Corp.	3,670	$198,951
Flowserve Corp.	699	23,766
Gates Industrial Corp. PLC (A)	18,170	252,381
Gencor Industries, Inc. (A)	2,100	32,277
Graham Corp. (A)	333	4,356
Helios Technologies, Inc.	8,805	575,847
Hillenbrand, Inc.	12,094	574,828
Hurco Companies, Inc.	1,054	26,687
Hyster-Yale Materials Handling, Inc.	466	23,249
Kennametal, Inc.	6,313	174,113
LB Foster Company, Class A (A)	1,699	19,505
Luxfer Holdings PLC	633	10,698
Mayville Engineering Company, Inc. (A)	1,096	16,352
Miller Industries, Inc.	1,434	50,692
Mueller Industries, Inc.	2,004	147,254
Mueller Water Products, Inc., Class A	2,340	32,620
NN, Inc. (A)	2,376	2,542
Oshkosh Corp.	1,276	106,138
Park-Ohio Holdings Corp.	749	9,048
Perma-Pipe International Holdings, Inc. (A)	1,100	11,693
Proto Labs, Inc. (A)	1,588	52,642
RBC Bearings, Inc. (A)	3,987	927,895
REV Group, Inc.	5,224	62,636
SPX Technologies, Inc. (A)	10,000	705,800
Standex International Corp.	310	37,956
Tennant Company	694	47,560
Terex Corp.	1,393	67,393
The Eastern Company	1,471	28,655
The Gorman-Rupp Company	1,454	36,350
The Greenbrier Companies, Inc.	2,830	91,041
The LS Starrett Company, Class A (A)	1,530	17,167
The Manitowoc Company, Inc. (A)	3,343	57,132
The Shyft Group, Inc.	33,577	763,877
The Timken Company	2,179	178,068
Titan International, Inc. (A)	3,936	41,249
Trinity Industries, Inc.	7,997	194,807
Twin Disc, Inc. (A)	1,650	15,873
Wabash National Corp.	1,980	48,688
		7,926,713
Marine transportation – 0.4%
Costamare, Inc.	9,592	90,261
Eagle Bulk Shipping, Inc.	1,293	58,832
Eneti, Inc.	1,112	10,397
Genco Shipping & Trading, Ltd.	4,550	71,253
Kirby Corp. (A)	2,166	150,970
Matson, Inc.	2,868	171,134
Pangaea Logistics Solutions, Ltd.	1,768	10,378
		563,225
Passenger airlines – 0.6%
Alaska Air Group, Inc. (A)	7,840	328,966
Allegiant Travel Company (A)	1,247	114,699
Copa Holdings SA, Class A (A)	905	83,577
Hawaiian Holdings, Inc. (A)	3,931	36,008
JetBlue Airways Corp. (A)	22,528	164,004
Mesa Air Group, Inc. (A)	1,399	3,316
SkyWest, Inc. (A)	3,644	80,787
Spirit Airlines, Inc.	5,129	88,065
		899,422
Professional services – 2.4%
Barrett Business Services, Inc.	354	31,379
BGSF, Inc.	800	8,520
CACI International, Inc., Class A (A)	2,518	746,033
CBIZ, Inc. (A)	3,282	162,426
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Clarivate PLC (A)(C)	21,840	$205,078
Concentrix Corp.	1,811	220,127
Conduent, Inc. (A)	14,444	49,543
CRA International, Inc.	722	77,846
Dun & Bradstreet Holdings, Inc.	6,331	74,326
Exponent, Inc.	8,970	894,219
First Advantage Corp. (A)	1,878	26,217
Forrester Research, Inc. (A)	9,254	299,367
Heidrick & Struggles International, Inc.	1,672	50,762
Huron Consulting Group, Inc. (A)	1,411	113,402
ICF International, Inc.	1,429	156,761
Kelly Services, Inc., Class A	3,287	54,531
Korn Ferry	3,492	180,676
ManpowerGroup, Inc.	1,014	83,685
Mistras Group, Inc. (A)	2,232	15,133
NV5 Global, Inc. (A)	533	55,416
RCM Technologies, Inc. (A)	300	3,468
Resources Connection, Inc.	4,120	70,287
TrueBlue, Inc. (A)	3,219	57,298
Willdan Group, Inc. (A)	400	6,248
		3,642,748
Trading companies and distributors – 2.6%
Air Lease Corp.	8,638	340,078
Alta Equipment Group, Inc.	1,696	26,882
Beacon Roofing Supply, Inc. (A)	4,604	270,945
BlueLinx Holdings, Inc. (A)	893	60,688
Boise Cascade Company	3,470	219,478
Distribution Solutions Group, Inc. (A)	591	26,867
DXP Enterprises, Inc. (A)	1,767	47,568
GATX Corp.	2,464	271,089
GMS, Inc. (A)	1,599	92,566
Herc Holdings, Inc.	249	28,361
Hudson Technologies, Inc. (A)	2,645	23,091
McGrath RentCorp	1,500	139,965
MRC Global, Inc. (A)	2,745	26,681
NOW, Inc. (A)	7,656	85,364
Rush Enterprises, Inc., Class A	3,581	195,523
Rush Enterprises, Inc., Class B	1,117	66,897
SiteOne Landscape Supply, Inc. (A)	6,498	889,381
Textainer Group Holdings, Ltd.	3,510	112,706
Titan Machinery, Inc. (A)	2,366	72,045
Triton International, Ltd.	4,778	302,065
Univar Solutions, Inc. (A)	3,996	139,980
Veritiv Corp.	1,106	149,465
WESCO International, Inc.	2,696	416,640
Willis Lease Finance Corp. (A)	406	22,241
		4,026,566
		30,435,883
Information technology – 12.6%
Communications equipment – 1.0%
Aviat Networks, Inc. (A)	829	28,567
BK Technologies Corp.	2,100	5,985
Comtech Telecommunications Corp.	2,706	33,771
Digi International, Inc. (A)	4,035	135,899
Harmonic, Inc. (A)	4,334	63,233
Juniper Networks, Inc.	6,436	221,527
KVH Industries, Inc. (A)	910	10,356
NETGEAR, Inc. (A)	3,326	61,564
NetScout Systems, Inc. (A)	5,946	170,353
Optical Cable Corp. (A)	931	4,013
Ribbon Communications, Inc. (A)	8,541	29,210
TESSCO Technologies, Inc. (A)	1,750	8,400
Viasat, Inc. (A)	5,154	174,411

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	52,837	$572,225
		1,519,514
Electronic equipment, instruments and components – 4.0%
ADDvantage Technologies Group, Inc. (A)	428	475
Arrow Electronics, Inc. (A)	6,196	773,695
Avnet, Inc.	9,371	423,569
Bel Fuse, Inc., Class B	1,641	61,669
Belden, Inc.	2,104	182,564
Benchmark Electronics, Inc.	3,813	90,330
Climb Global Solutions, Inc.	314	16,733
Coherent Corp. (A)	192	7,311
CTS Corp.	3,299	163,169
Daktronics, Inc. (A)	3,929	22,277
ePlus, Inc. (A)	1,596	78,268
Fabrinet (A)	990	117,572
FARO Technologies, Inc. (A)	684	16,833
Flex, Ltd. (A)	19,743	454,286
Frequency Electronics, Inc.	1,783	12,285
Insight Enterprises, Inc. (A)	2,190	313,082
Itron, Inc. (A)	1,487	82,454
Jabil, Inc.	1,144	100,855
Key Tronic Corp. (A)	1,900	13,813
Kimball Electronics, Inc. (A)	3,036	73,168
Knowles Corp. (A)	7,107	120,819
Methode Electronics, Inc.	2,971	130,367
Novanta, Inc. (A)	7,152	1,137,812
OSI Systems, Inc. (A)	880	90,077
PC Connection, Inc.	2,391	107,499
Plexus Corp. (A)	2,005	195,628
RF Industries, Ltd. (A)	120	521
Richardson Electronics, Ltd.	1,461	32,610
Rogers Corp. (A)	1,055	172,419
Sanmina Corp. (A)	4,939	301,230
ScanSource, Inc. (A)	2,542	77,378
TD SYNNEX Corp.	3,838	371,480
TTM Technologies, Inc. (A)	9,137	123,258
Vishay Intertechnology, Inc.	10,499	237,487
Vishay Precision Group, Inc. (A)	1,686	70,407
		6,173,400
IT services – 0.7%
Brightcove, Inc. (A)	2,443	10,871
DXC Technology Company (A)	12,686	324,254
Fastly, Inc., Class A (A)	4,758	84,502
Information Services Group, Inc.	4,400	22,396
Kyndryl Holdings, Inc. (A)	7,109	104,929
PFSweb, Inc.	1,835	7,780
Rackspace Technology, Inc. (A)	4,730	8,892
Thoughtworks Holding, Inc. (A)	77,910	573,417
		1,137,041
Semiconductors and semiconductor equipment – 3.8%
Allegro MicroSystems, Inc. (A)	14,850	712,652
Alpha & Omega Semiconductor, Ltd. (A)	2,746	74,005
Amkor Technology, Inc.	18,705	486,704
Amtech Systems, Inc. (A)	2,404	22,934
Axcelis Technologies, Inc. (A)	475	63,294
AXT, Inc. (A)	4,229	16,831
CEVA, Inc. (A)	1,530	46,558
Cohu, Inc. (A)	4,842	185,884
Diodes, Inc. (A)	1,516	140,624
First Solar, Inc. (A)	3,751	815,843
FormFactor, Inc. (A)	3,545	112,908
Ichor Holdings, Ltd. (A)	2,659	87,056
Kulicke & Soffa Industries, Inc.	4,804	253,123
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MACOM Technology Solutions Holdings, Inc. (A)	8,496	$601,857
Magnachip Semiconductor Corp. (A)	2,526	23,441
MKS Instruments, Inc.	127	11,255
Onto Innovation, Inc. (A)	1,755	154,229
Photronics, Inc. (A)	5,882	97,524
Power Integrations, Inc.	9,644	816,268
Rambus, Inc. (A)	455	23,323
Silicon Laboratories, Inc. (A)	5,017	878,427
Ultra Clean Holdings, Inc. (A)	3,668	121,631
Veeco Instruments, Inc. (A)	2,996	63,305
		5,809,676
Software – 2.6%
ACI Worldwide, Inc. (A)	9,923	267,723
Adeia, Inc.	4,859	43,051
Appfolio, Inc., Class A (A)	4,887	608,334
Asure Software, Inc. (A)	1,391	20,170
Aware, Inc. (A)	2,160	3,672
Cerence, Inc. (A)	289	8,118
Cognyte Software, Ltd. (A)	402	1,363
Consensus Cloud Solutions, Inc. (A)	218	7,432
CyberArk Software, Ltd. (A)	5,540	819,809
Digital Turbine, Inc. (A)	1,322	16,340
Ebix, Inc.	2,981	39,319
InterDigital, Inc.	1,490	108,621
LiveRamp Holdings, Inc. (A)	1,737	38,092
N-able, Inc. (A)	430	5,676
ON24, Inc. (A)	2,666	23,354
OneSpan, Inc. (A)	1,048	18,340
Paycor HCM, Inc. (A)	26,789	710,444
Rapid7, Inc. (A)	7,091	325,548
SecureWorks Corp., Class A (A)	1,000	8,570
SolarWinds Corp. (A)	8,968	77,125
The Descartes Systems Group, Inc. (A)	9,553	770,067
Upland Software, Inc. (A)	1,064	4,575
Verint Systems, Inc. (A)	1,067	39,735
Xperi, Inc. (A)	1,943	21,237
		3,986,715
Technology hardware, storage and peripherals – 0.5%
AstroNova, Inc. (A)	1,439	20,276
Stratasys, Ltd. (A)	4,814	79,575
Super Micro Computer, Inc. (A)	3,994	425,561
Xerox Holdings Corp.	12,185	187,649
		713,061
		19,339,407
Materials – 6.7%
Chemicals – 2.9%
AdvanSix, Inc.	2,405	92,039
American Vanguard Corp.	2,933	64,174
Ashland, Inc.	2,740	281,425
Avient Corp.	19,125	787,185
Balchem Corp.	4,858	614,440
Chase Corp.	200	20,946
Core Molding Technologies, Inc. (A)	1,000	17,990
Eastman Chemical Company	469	39,555
Ecovyst, Inc. (A)	9,373	103,572
Element Solutions, Inc.	7,035	135,846
FutureFuel Corp.	4,276	31,557
Hawkins, Inc.	1,460	63,919
HB Fuller Company	3,339	228,555
Huntsman Corp.	15,185	415,462
Innospec, Inc.	1,890	194,046
Intrepid Potash, Inc. (A)	1,117	30,829
Koppers Holdings, Inc.	1,694	59,239

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kronos Worldwide, Inc.	3,820	$35,182
LSB Industries, Inc. (A)	1,567	16,187
Mativ Holdings, Inc.	3,303	70,915
Minerals Technologies, Inc.	2,317	139,993
Olin Corp.	1,947	108,059
Quaker Chemical Corp.	2,189	433,313
Rayonier Advanced Materials, Inc. (A)	4,555	28,560
Stepan Company	1,655	170,515
Trinseo PLC	2,288	47,705
Tronox Holdings PLC	10,595	152,356
Venator Materials PLC (A)	2,700	1,093
Westlake Corp.	451	52,307
		4,436,964
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	5,925	168,803
United States Lime & Minerals, Inc.	686	104,745
		273,548
Containers and packaging – 0.9%
Berry Global Group, Inc.	7,897	465,133
Graphic Packaging Holding Company	742	18,914
Greif, Inc., Class A	1,784	113,052
Greif, Inc., Class B	913	69,863
Myers Industries, Inc.	617	13,222
O-I Glass, Inc. (A)	2,514	57,093
Pactiv Evergreen, Inc.	3,705	29,640
Ranpak Holdings Corp. (A)	1,842	9,615
Silgan Holdings, Inc.	518	27,801
Sonoco Products Company	1,332	81,252
TriMas Corp.	1,856	51,708
Westrock Company	13,906	423,716
		1,361,009
Metals and mining – 2.6%
Alcoa Corp.	11,756	500,335
Ampco-Pittsburgh Corp. (A)	1,644	4,028
Arconic Corp. (A)	9,439	247,585
Ascent Industries Company (A)	2,209	20,190
Carpenter Technology Corp.	4,715	211,043
Century Aluminum Company (A)	4,406	44,060
Cleveland-Cliffs, Inc. (A)	24,000	439,920
Coeur Mining, Inc. (A)	15,352	61,254
Commercial Metals Company	6,658	325,576
Ferroglobe PLC (A)(B)	5,300	0
Friedman Industries, Inc.	1,511	17,135
Gold Resource Corp.	6,900	7,245
Haynes International, Inc.	1,127	56,451
Hecla Mining Company	38,096	241,148
Materion Corp.	1,721	199,636
Nexa Resources SA	900	5,652
Olympic Steel, Inc.	1,438	75,078
Reliance Steel & Aluminum Company	2,853	732,479
Ryerson Holding Corp.	2,583	93,970
Schnitzer Steel Industries, Inc., Class A	3,077	95,695
SunCoke Energy, Inc.	6,433	57,768
TimkenSteel Corp. (A)	3,682	67,528
Tredegar Corp.	1,654	15,101
U.S. Steel Corp.	9,079	236,962
Universal Stainless & Alloy Products, Inc. (A)	1,562	14,605
Warrior Met Coal, Inc.	3,785	138,947
Worthington Industries, Inc.	2,898	187,356
		4,096,747
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	53,372
Glatfelter Corp.	4,610	14,706
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Mercer International, Inc.	7,458	$72,902
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
		151,688
		10,319,956
Real estate – 1.6%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	6,587	591,052
Industrial REITs – 0.4%
STAG Industrial, Inc.	18,122	612,886
Real estate management and development – 0.8%
Anywhere Real Estate, Inc. (A)	9,125	48,180
Cushman & Wakefield PLC (A)	12,036	126,859
Douglas Elliman, Inc.	5,923	18,421
Five Point Holdings LLC, Class A (A)	2,659	6,275
Forestar Group, Inc. (A)	2,613	40,658
FRP Holdings, Inc. (A)	931	53,886
Jones Lang LaSalle, Inc. (A)	2,358	343,065
Kennedy-Wilson Holdings, Inc.	5,587	92,688
Marcus & Millichap, Inc.	1,738	55,807
Newmark Group, Inc., Class A	7,419	52,527
Rafael Holdings, Inc., Class B (A)	500	775
RE/MAX Holdings, Inc., Class A	2,193	41,141
Stratus Properties, Inc.	1,025	20,500
Tejon Ranch Company (A)	2,396	43,775
The Howard Hughes Corp. (A)	3,339	267,120
		1,211,677
		2,415,615
Utilities – 0.4%
Electric utilities – 0.1%
Genie Energy, Ltd., B Shares	1,000	13,820
NRG Energy, Inc.	4,504	154,442
		168,262
Gas utilities – 0.1%
New Jersey Resources Corp.	3,121	166,037
Independent power and renewable electricity producers – 0.2%
Ormat Technologies, Inc.	1,218	103,250
Sunnova Energy International, Inc. (A)	2,399	37,472
Vistra Corp.	3,576	85,824
		226,546
		560,845
TOTAL COMMON STOCKS (Cost $136,767,175)		$152,754,710
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	40,855
TOTAL PREFERRED SECURITIES (Cost $37,663)		$40,855
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 4.9438% (D)(E)	62,160	621,411

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional Treasury Money Market Fund, Premier Class, 4.5189% (D)	848,032	$848,032
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (D)	426,981	426,981
TOTAL SHORT-TERM INVESTMENTS (Cost $1,896,430)		$1,896,424
Total Investments (Small Cap Opportunities Trust) (Cost $138,701,268) – 100.5%		$154,691,989
Other assets and liabilities, net – (0.5%)		(792,337)
TOTAL NET ASSETS – 100.0%		$153,899,652
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $606,965.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 3.5%
Interactive media and services – 2.5%
CarGurus, Inc. (A)	84,608	$1,580,477
Eventbrite, Inc., Class A (A)	187,193	1,606,116
Ziff Davis, Inc. (A)	39,252	3,063,619
		6,250,212
Media – 1.0%
Criteo SA, ADR (A)	81,970	2,582,465
		8,832,677
Consumer discretionary – 12.8%
Automobile components – 1.2%
Visteon Corp. (A)	18,838	2,954,364
Diversified consumer services – 1.7%
European Wax Center, Inc., Class A (B)	95,452	1,813,588
H&R Block, Inc.	69,125	2,436,656
		4,250,244
Hotels, restaurants and leisure – 5.2%
Boyd Gaming Corp.	54,911	3,520,893
Texas Roadhouse, Inc.	35,448	3,830,511
Wingstop, Inc.	32,218	5,914,580
		13,265,984
Household durables – 1.7%
Skyline Champion Corp. (A)	57,307	4,311,206
Leisure products – 0.8%
YETI Holdings, Inc. (A)	53,926	2,157,040
Textiles, apparel and luxury goods – 2.2%
Crocs, Inc. (A)	44,795	5,663,880
		32,602,718
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 3.6%
Beverages – 1.3%
Celsius Holdings, Inc. (A)	36,905	$3,429,951
Food products – 0.9%
The Simply Good Foods Company (A)	54,287	2,158,994
Personal care products – 1.4%
e.l.f. Beauty, Inc. (A)	44,319	3,649,670
		9,238,615
Energy – 5.5%
Energy equipment and services – 1.3%
Cactus, Inc., Class A	79,461	3,276,177
Oil, gas and consumable fuels – 4.2%
Chord Energy Corp.	31,848	4,286,741
Sitio Royalties Corp., Class A	118,654	2,681,580
Viper Energy Partners LP	137,844	3,859,632
		10,827,953
		14,104,130
Financials – 2.7%
Banks – 0.8%
Cadence Bank	95,889	1,990,656
Capital markets – 0.9%
PJT Partners, Inc., Class A	33,731	2,435,041
Mortgage real estate investment trusts – 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	87,852	2,512,567
		6,938,264
Health care – 21.7%
Biotechnology – 9.7%
Adicet Bio, Inc. (A)	43,143	248,504
Akero Therapeutics, Inc. (A)	24,156	924,209
Amicus Therapeutics, Inc. (A)	107,934	1,196,988
Apellis Pharmaceuticals, Inc. (A)	20,200	1,332,392
Ascendis Pharma A/S, ADR (A)	6,327	678,381
Bioxcel Therapeutics, Inc. (A)(B)	26,337	491,448
Blueprint Medicines Corp. (A)	29,190	1,313,258
Celldex Therapeutics, Inc. (A)	28,983	1,042,808
Crinetics Pharmaceuticals, Inc. (A)	56,361	905,158
Cytokinetics, Inc. (A)	53,706	1,889,914
Immatics NV (A)(B)	101,839	702,689
Immunocore Holdings PLC, ADR (A)	22,945	1,134,401
Intellia Therapeutics, Inc. (A)	34,379	1,281,305
Karuna Therapeutics, Inc. (A)	13,326	2,420,535
Kymera Therapeutics, Inc. (A)	26,811	794,410
Merus NV (A)(B)	49,371	908,426
Prothena Corp. PLC (A)	23,237	1,126,297
PTC Therapeutics, Inc. (A)	45,684	2,212,933
REVOLUTION Medicines, Inc. (A)	50,600	1,095,996
Rocket Pharmaceuticals, Inc. (A)	53,076	909,192
Syndax Pharmaceuticals, Inc. (A)	44,872	947,697
Vaxcyte, Inc. (A)	32,660	1,224,097
		24,781,038
Health care equipment and supplies – 6.8%
Glaukos Corp. (A)	67,700	3,391,770
Haemonetics Corp. (A)	47,170	3,903,318
Inari Medical, Inc. (A)	45,151	2,787,623
Inspire Medical Systems, Inc. (A)	20,030	4,688,422
Shockwave Medical, Inc. (A)	12,115	2,626,895
		17,398,028
Health care providers and services – 3.1%
Acadia Healthcare Company, Inc. (A)	43,954	3,175,677
Cross Country Healthcare, Inc. (A)	115,765	2,583,875

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	35,896	$2,107,454
		7,867,006
Pharmaceuticals – 2.1%
Aclaris Therapeutics, Inc. (A)	73,692	596,168
Intra-Cellular Therapies, Inc. (A)	40,258	2,179,971
Revance Therapeutics, Inc. (A)	40,101	1,291,653
Verona Pharma PLC, ADR (A)	69,622	1,398,010
		5,465,802
		55,511,874
Industrials – 25.5%
Aerospace and defense – 1.4%
Curtiss-Wright Corp.	20,477	3,609,276
Building products – 2.5%
The AZEK Company, Inc. (A)	143,120	3,369,045
Zurn Elkay Water Solutions Corp.	143,043	3,055,398
		6,424,443
Commercial services and supplies – 1.4%
Aris Water Solutions, Inc., Class A (B)	90,180	702,502
Casella Waste Systems, Inc., Class A (A)	34,571	2,857,639
		3,560,141
Construction and engineering – 6.1%
Ameresco, Inc., Class A (A)	50,781	2,499,441
Comfort Systems USA, Inc.	29,743	4,341,288
Fluor Corp. (A)	177,366	5,482,383
WillScot Mobile Mini Holdings Corp. (A)	73,581	3,449,477
		15,772,589
Electrical equipment – 2.8%
Acuity Brands, Inc.	23,566	4,306,215
Shoals Technologies Group, Inc., Class A (A)	123,324	2,810,554
		7,116,769
Machinery – 1.0%
The Middleby Corp. (A)	16,954	2,485,626
Professional services – 5.1%
EXL Service Holdings, Inc. (A)	26,277	4,252,407
TriNet Group, Inc. (A)	34,637	2,792,089
Verra Mobility Corp. (A)	353,252	5,977,024
		13,021,520
Trading companies and distributors – 5.2%
Applied Industrial Technologies, Inc.	44,558	6,333,029
Rush Enterprises, Inc., Class A	43,864	2,394,974
WESCO International, Inc.	29,540	4,565,112
		13,293,115
		65,283,479
Information technology – 15.9%
Communications equipment – 1.3%
Calix, Inc. (A)	62,593	3,354,359
Electronic equipment, instruments and components – 1.4%
Novanta, Inc. (A)	21,907	3,485,185
IT services – 0.5%
Perficient, Inc. (A)	18,540	1,338,403
Semiconductors and semiconductor equipment – 4.5%
Lattice Semiconductor Corp. (A)	21,792	2,081,136
MKS Instruments, Inc.	10,500	930,510
SiTime Corp. (A)	27,378	3,893,973
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (A)	40,334	$4,483,121
		11,388,740
Software – 8.2%
Clearwater Analytics Holdings, Inc., Class A (A)	87,124	1,390,499
CyberArk Software, Ltd. (A)	17,738	2,624,869
DoubleVerify Holdings, Inc. (A)	122,560	3,695,184
Five9, Inc. (A)	27,456	1,984,794
Jamf Holding Corp. (A)	160,666	3,120,134
Manhattan Associates, Inc. (A)	24,857	3,849,106
PowerSchool Holdings, Inc., Class A (A)	159,937	3,169,951
RingCentral, Inc., Class A (A)	39,562	1,213,367
		21,047,904
		40,614,591
Materials – 3.4%
Chemicals – 3.4%
Cabot Corp.	71,506	5,480,220
Livent Corp. (A)	147,447	3,202,549
		8,682,769
Real estate – 2.8%
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	44,373	3,981,589
Retail REITs – 1.3%
Phillips Edison & Company, Inc.	99,707	3,252,442
		7,234,031
TOTAL COMMON STOCKS (Cost $243,919,883)		$249,043,148
EXCHANGE-TRADED FUNDS – 1.4%
iShares Russell 2000 Growth ETF (B)	15,800	3,583,756
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,473,218)		$3,583,756
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 2.1%
John Hancock Collateral Trust, 4.9438% (C)(D)	535,776	5,356,102
Repurchase agreement – 0.9%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-23 at 4.800% to be repurchased at $2,300,920 on 4-3-23, collateralized by $3,142,100 U.S. Treasury Bonds, 2.250% due 8-15-46 (valued at $2,346,073)	$2,300,000	2,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,656,186)		$7,656,102
Total Investments (Small Cap Stock Trust) (Cost $255,049,287) – 101.8%		$260,283,006
Other assets and liabilities, net – (1.8%)		(4,700,348)
TOTAL NET ASSETS – 100.0%		$255,582,658
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $5,230,647.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 3.1%
Interactive media and services – 2.5%
Shutterstock, Inc.	67,862	$4,926,781
Ziff Davis, Inc. (A)	77,562	6,053,714
		10,980,495
Media – 0.6%
WideOpenWest, Inc. (A)	258,689	2,749,864
		13,730,359
Consumer discretionary – 9.6%
Automobile components – 1.1%
Visteon Corp. (A)	31,207	4,894,194
Hotels, restaurants and leisure – 1.0%
Aramark	22,437	803,245
Wyndham Hotels & Resorts, Inc.	55,599	3,772,392
		4,575,637
Household durables – 4.1%
Century Communities, Inc.	106,832	6,828,701
Sonos, Inc. (A)	201,425	3,951,959
Tri Pointe Homes, Inc. (A)	295,393	7,479,351
		18,260,011
Specialty retail – 1.7%
Five Below, Inc. (A)	3,270	673,522
Monro, Inc.	138,639	6,852,926
		7,526,448
Textiles, apparel and luxury goods – 1.7%
Deckers Outdoor Corp. (A)	1,170	525,974
Kontoor Brands, Inc.	141,160	6,830,732
		7,356,706
		42,612,996
Consumer staples – 4.5%
Beverages – 0.8%
C&C Group PLC (A)	1,752,787	3,406,567
Consumer staples distribution and retail – 1.0%
United Natural Foods, Inc. (A)	164,491	4,334,338
Food products – 1.6%
Cranswick PLC	95,105	3,540,090
Post Holdings, Inc. (A)	42,840	3,850,031
		7,390,121
Household products – 1.1%
Spectrum Brands Holdings, Inc.	72,104	4,774,727
		19,905,753
Energy – 2.5%
Oil, gas and consumable fuels – 2.5%
Chord Energy Corp.	45,135	6,075,171
Sitio Royalties Corp., Class A (B)	228,622	5,166,857
		11,242,028
Financials – 23.2%
Banks – 13.6%
1st Source Corp.	107,261	4,628,312
Banc of California, Inc.	322,772	4,044,333
Berkshire Hills Bancorp, Inc.	160,499	4,022,105
Cadence Bank	242,729	5,039,054
Eastern Bankshares, Inc.	358,319	4,521,986
Enterprise Financial Services Corp.	69,803	3,112,516
First Busey Corp.	236,066	4,801,582
First Citizens BancShares, Inc., Class A	793	771,668
First Interstate BancSystem, Inc., Class A	145,332	4,339,614
Flushing Financial Corp.	90,950	1,354,246
Hancock Whitney Corp.	132,989	4,840,800
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
International Bancshares Corp.	97,165	$4,160,605
National Bank Holdings Corp., Class A	139,144	4,655,758
Seacoast Banking Corp. of Florida	201,993	4,787,234
Synovus Financial Corp.	173,618	5,352,643
Webster Financial Corp.	9,664	380,955
		60,813,411
Capital markets – 0.9%
Houlihan Lokey, Inc.	45,867	4,012,904
Consumer finance – 1.0%
Bread Financial Holdings, Inc.	142,159	4,310,261
Financial services – 1.2%
NMI Holdings, Inc., Class A (A)	234,738	5,241,700
Insurance – 6.5%
Assured Guaranty, Ltd.	95,710	4,811,342
Kemper Corp.	133,663	7,306,020
ProAssurance Corp.	360,830	6,668,138
Reinsurance Group of America, Inc.	5,635	748,103
SiriusPoint, Ltd. (A)	529,782	4,307,128
White Mountains Insurance Group, Ltd.	3,806	5,242,727
		29,083,458
		103,461,734
Health care – 4.7%
Health care equipment and supplies – 3.8%
Haemonetics Corp. (A)	56,025	4,636,069
ICU Medical, Inc. (A)	36,843	6,077,621
Integra LifeSciences Holdings Corp. (A)	105,611	6,063,128
		16,776,818
Life sciences tools and services – 0.9%
Syneos Health, Inc. (A)	111,954	3,987,801
		20,764,619
Industrials – 19.8%
Aerospace and defense – 0.9%
Leonardo DRS, Inc. (A)	292,029	3,787,616
Building products – 1.2%
American Woodmark Corp. (A)	90,420	4,708,169
Fortune Brands Innovations, Inc.	6,729	395,194
		5,103,363
Commercial services and supplies – 5.2%
ACCO Brands Corp.	703,415	3,742,168
Brady Corp., Class A	53,071	2,851,505
BrightView Holdings, Inc. (A)	431,316	2,423,996
Clean Harbors, Inc. (A)	3,275	466,884
SP Plus Corp. (A)	222,985	7,646,156
UniFirst Corp.	33,580	5,917,803
		23,048,512
Electrical equipment – 0.6%
Thermon Group Holdings, Inc. (A)	111,632	2,781,869
Machinery – 2.7%
Crane Holdings Company	17,700	2,008,950
John Bean Technologies Corp.	44,598	4,874,115
Luxfer Holdings PLC	311,181	5,258,959
		12,142,024
Professional services – 6.3%
Concentrix Corp.	4,803	583,805
Huron Consulting Group, Inc. (A)	85,858	6,900,407
ICF International, Inc.	47,721	5,234,994
Science Applications International Corp.	61,769	6,637,697
Sterling Check Corp. (A)	260,336	2,902,746

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
WNS Holdings, Ltd., ADR (A)	62,881	$5,858,623
		28,118,272
Trading companies and distributors – 2.9%
Air Lease Corp.	170,355	6,706,876
GATX Corp.	56,692	6,237,254
		12,944,130
		87,925,786
Information technology – 10.2%
Electronic equipment, instruments and components – 4.7%
Belden, Inc.	79,301	6,880,948
CTS Corp.	106,745	5,279,608
ePlus, Inc. (A)	109,274	5,358,797
National Instruments Corp.	66,552	3,487,990
		21,007,343
IT services – 1.1%
Perficient, Inc. (A)	65,659	4,739,923
Semiconductors and semiconductor equipment – 0.9%
Onto Innovation, Inc. (A)	45,840	4,028,419
Software – 3.5%
ACI Worldwide, Inc. (A)	245,610	6,626,558
Progress Software Corp.	158,101	9,082,902
		15,709,460
		45,485,145
Materials – 8.2%
Chemicals – 5.9%
Axalta Coating Systems, Ltd. (A)	194,046	5,877,653
Element Solutions, Inc.	449,136	8,672,816
HB Fuller Company	74,538	5,102,126
Mativ Holdings, Inc.	272,941	5,860,043
Orion Engineered Carbons SA	33,910	884,712
		26,397,350
Containers and packaging – 2.3%
Sealed Air Corp.	15,142	695,169
TriMas Corp.	341,047	9,501,568
		10,196,737
		36,594,087
Real estate – 9.3%
Diversified REITs – 0.9%
Alexander & Baldwin, Inc.	222,974	4,216,438
Hotel and resort REITs – 1.2%
Pebblebrook Hotel Trust	375,329	5,269,619
Industrial REITs – 0.9%
LXP Industrial Trust	383,132	3,950,091
Residential REITs – 2.3%
Centerspace	81,747	4,465,839
Independence Realty Trust, Inc.	355,121	5,692,590
		10,158,429
Retail REITs – 2.7%
Kimco Realty Corp.	22,104	431,691
Phillips Edison & Company, Inc.	166,042	5,416,290
RPT Realty	650,686	6,188,024
		12,036,005
Specialized REITs – 1.3%
PotlatchDeltic Corp.	116,845	5,783,828
		41,414,410
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 3.0%
Electric utilities – 1.0%
Portland General Electric Company	94,064	$4,598,789
Gas utilities – 2.0%
New Jersey Resources Corp.	88,953	4,732,300
ONE Gas, Inc.	47,229	3,741,954
UGI Corp.	8,532	296,572
		8,770,826
		13,369,615
TOTAL COMMON STOCKS (Cost $421,959,976)		$436,506,532
SHORT-TERM INVESTMENTS – 2.2%
Short-term funds – 0.6%
John Hancock Collateral Trust, 4.9438% (C)(D)	254,454	2,543,750
Repurchase agreement – 1.6%
Bank of America Tri-Party Repurchase Agreement dated 3-31-23 at 4.810% to be repurchased at $7,302,926 on 4-3-23, collateralized by $7,889,800 U.S. Treasury Notes, 0.375% due 9-15-24 (valued at $7,446,023)	$7,300,000	7,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,843,800)		$9,843,750
Total Investments (Small Cap Value Trust) (Cost $431,803,776) – 100.3%		$446,350,282
Other assets and liabilities, net – (0.3%)		(1,327,263)
TOTAL NET ASSETS – 100.0%		$445,023,019
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $2,486,288.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 0.8%
Media – 0.8%
Advantage Solutions, Inc. (A)	80,296	$126,868
Boston Omaha Corp., Class A (A)	23,218	549,570
The New York Times Company, Class A	9,700	377,136
		1,053,574
Consumer discretionary – 10.2%
Automobile components – 1.7%
Dorman Products, Inc. (A)	9,094	784,448
LCI Industries	5,866	644,497
Visteon Corp. (A)	4,542	712,322
		2,141,267
Distributors – 0.2%
Pool Corp.	824	282,171
Diversified consumer services – 1.3%
Strategic Education, Inc.	18,908	1,698,506
Hotels, restaurants and leisure – 1.8%
BJ's Restaurants, Inc. (A)	17,083	497,799

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott Vacations Worldwide Corp.	5,788	$780,570
Papa John's International, Inc.	12,900	966,597
		2,244,966
Household durables – 1.2%
Cavco Industries, Inc. (A)	1,162	369,214
Meritage Homes Corp.	9,618	1,122,998
		1,492,212
Leisure products – 0.1%
Peloton Interactive, Inc., Class A (A)	17,000	192,780
Specialty retail – 3.1%
Academy Sports & Outdoors, Inc.	10,400	678,600
Asbury Automotive Group, Inc. (A)	4,000	840,000
Farfetch, Ltd., Class A (A)(B)	51,021	250,513
Floor & Decor Holdings, Inc., Class A (A)	2,900	284,838
Hibbett, Inc.	6,297	371,397
Monro, Inc.	18,268	902,987
Petco Health & Wellness Company, Inc. (A)	40,090	360,810
The Children's Place, Inc. (A)	6,800	273,700
		3,962,845
Textiles, apparel and luxury goods – 0.8%
Steven Madden, Ltd.	27,544	991,584
		13,006,331
Consumer staples – 2.9%
Beverages – 0.8%
Coca-Cola Consolidated, Inc.	1,896	1,014,512
Consumer staples distribution and retail – 0.1%
Sprouts Farmers Market, Inc. (A)	3,700	129,611
Food products – 2.0%
Nomad Foods, Ltd. (A)	64,940	1,216,976
Post Holdings, Inc. (A)	7,446	669,172
The Simply Good Foods Company (A)	16,415	652,825
		2,538,973
		3,683,096
Energy – 6.1%
Energy equipment and services – 3.3%
Cactus, Inc., Class A	26,256	1,082,535
ChampionX Corp.	53,646	1,455,416
Enerflex, Ltd.	90,424	538,927
Expro Group Holdings NV (A)	26,086	478,939
Liberty Energy, Inc.	52,068	666,991
		4,222,808
Oil, gas and consumable fuels – 2.8%
International Seaways, Inc.	5,496	229,073
Magnolia Oil & Gas Corp., Class A	63,396	1,387,104
Matador Resources Company	36,079	1,719,164
Range Resources Corp.	8,200	217,054
		3,552,395
		7,775,203
Financials – 25.0%
Banks – 14.1%
BankUnited, Inc.	45,091	1,018,155
Columbia Banking System, Inc.	47,710	1,021,948
CrossFirst Bankshares, Inc. (A)	40,210	421,401
Eastern Bankshares, Inc.	68,020	858,412
FB Financial Corp.	32,092	997,419
HarborOne Bancorp, Inc.	46,891	572,070
Home BancShares, Inc.	65,220	1,415,926
Independent Bank Corp. (Massachusetts)	6,627	434,864
Live Oak Bancshares, Inc.	32,317	787,565
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	31,466	$1,052,852
Origin Bancorp, Inc.	20,720	666,148
Pinnacle Financial Partners, Inc.	25,314	1,396,320
Popular, Inc.	20,262	1,163,241
Sandy Spring Bancorp, Inc.	14,800	384,504
Southern First Bancshares, Inc. (A)	14,765	453,286
SouthState Corp.	17,900	1,275,554
Texas Capital Bancshares, Inc. (A)	17,077	836,090
Towne Bank	34,864	929,126
Veritex Holdings, Inc.	19,856	362,571
Webster Financial Corp.	15,767	621,535
Western Alliance Bancorp	11,168	396,911
WSFS Financial Corp.	25,839	971,805
		18,037,703
Capital markets – 2.1%
Hercules Capital, Inc. (B)	26,248	338,337
Houlihan Lokey, Inc.	13,557	1,186,102
StepStone Group, Inc., Class A	10,211	247,821
Virtus Investment Partners, Inc.	4,674	889,883
		2,662,143
Consumer finance – 1.4%
Green Dot Corp., Class A (A)	33,143	569,397
NerdWallet, Inc., Class A (A)(B)	20,915	338,405
PRA Group, Inc. (A)	11,306	440,482
PROG Holdings, Inc. (A)	19,709	468,877
		1,817,161
Financial services – 3.3%
Payoneer Global, Inc. (A)	73,114	459,156
PennyMac Financial Services, Inc.	25,146	1,498,953
Radian Group, Inc.	58,690	1,297,049
Voya Financial, Inc.	2,900	207,234
Walker & Dunlop, Inc.	10,386	791,102
		4,253,494
Insurance – 2.8%
BRP Group, Inc., Class A (A)	35,668	908,107
James River Group Holdings, Ltd.	31,681	654,213
Palomar Holdings, Inc. (A)	11,211	618,847
ProAssurance Corp.	26,290	485,839
Ryan Specialty Holdings, Inc. (A)	17,837	717,761
Skyward Specialty Insurance Group, Inc. (A)	8,856	193,681
		3,578,448
Mortgage real estate investment trusts – 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (B)	33,795	966,537
PennyMac Mortgage Investment Trust	49,600	611,568
		1,578,105
		31,927,054
Health care – 11.0%
Biotechnology – 4.3%
Apellis Pharmaceuticals, Inc. (A)	8,603	567,454
Ascendis Pharma A/S, ADR (A)	5,300	568,266
Blueprint Medicines Corp. (A)	8,655	389,388
CRISPR Therapeutics AG (A)	5,900	266,857
Icosavax, Inc. (A)(B)	22,952	133,122
Insmed, Inc. (A)	31,787	541,968
Ionis Pharmaceuticals, Inc. (A)	14,869	531,418
Karuna Therapeutics, Inc. (A)	3,398	617,213
Kymera Therapeutics, Inc. (A)	14,898	441,428
MacroGenics, Inc. (A)	28,651	205,428
Nkarta, Inc. (A)	27,412	97,313
Syndax Pharmaceuticals, Inc. (A)	13,100	276,672

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Verve Therapeutics, Inc. (A)	8,800	$126,896
Xencor, Inc. (A)	19,528	544,636
Zentalis Pharmaceuticals, Inc. (A)	11,583	199,228
		5,507,287
Health care equipment and supplies – 2.7%
Atrion Corp.	1,129	708,910
Avanos Medical, Inc. (A)	10,900	324,166
Embecta Corp.	21,186	595,750
Figs, Inc., Class A (A)	66,833	413,696
Lantheus Holdings, Inc. (A)	5,624	464,317
QuidelOrtho Corp. (A)	10,875	968,854
		3,475,693
Health care providers and services – 3.1%
Agiliti, Inc. (A)	34,795	556,024
Alignment Healthcare, Inc. (A)	42,700	271,572
Option Care Health, Inc. (A)	14,223	451,865
Select Medical Holdings Corp.	58,498	1,512,173
The Ensign Group, Inc.	9,369	895,114
The Pennant Group, Inc. (A)	20,343	290,498
		3,977,246
Health care technology – 0.8%
MultiPlan Corp. (A)	214,497	227,367
Phreesia, Inc. (A)	25,059	809,155
		1,036,522
Pharmaceuticals – 0.1%
Structure Therapeutics, Inc., ADR (A)	2,025	48,175
		14,044,923
Industrials – 14.2%
Aerospace and defense – 1.2%
Parsons Corp. (A)	13,828	618,665
Triumph Group, Inc. (A)	76,972	892,105
		1,510,770
Building products – 2.0%
JELD-WEN Holding, Inc. (A)	20,710	262,189
UFP Industries, Inc.	24,672	1,960,684
Zurn Elkay Water Solutions Corp.	18,100	386,616
		2,609,489
Commercial services and supplies – 1.6%
Aris Water Solutions, Inc., Class A	33,537	261,253
Brady Corp., Class A	17,095	918,514
MSA Safety, Inc.	4,082	544,947
UniFirst Corp.	2,100	370,083
		2,094,797
Construction and engineering – 0.6%
Valmont Industries, Inc.	2,262	722,211
Ground transportation – 0.9%
Landstar System, Inc.	6,761	1,211,977
Machinery – 4.8%
Alamo Group, Inc.	3,702	681,760
CIRCOR International, Inc. (A)	15,992	497,671
Enerpac Tool Group Corp.	5,552	141,576
Esab Corp.	11,301	667,550
ESCO Technologies, Inc.	10,940	1,044,223
Helios Technologies, Inc.	16,851	1,102,055
RBC Bearings, Inc. (A)	3,085	717,972
SPX Technologies, Inc. (A)	14,311	1,010,070
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Shyft Group, Inc.	14,400	$327,600
		6,190,477
Passenger airlines – 0.6%
Allegiant Travel Company (A)	7,955	731,701
Professional services – 0.7%
Conduent, Inc. (A)	77,607	266,192
FTI Consulting, Inc. (A)	2,899	572,118
		838,310
Trading companies and distributors – 1.8%
Beacon Roofing Supply, Inc. (A)	17,801	1,047,589
Herc Holdings, Inc.	3,300	375,870
McGrath RentCorp	8,951	835,218
		2,258,677
		18,168,409
Information technology – 6.4%
Electronic equipment, instruments and components – 3.6%
Belden, Inc.	14,321	1,242,633
Knowles Corp. (A)	24,776	421,192
Littelfuse, Inc.	5,988	1,605,323
Mirion Technologies, Inc. (A)	44,798	382,575
Vontier Corp.	35,701	976,065
		4,627,788
Semiconductors and semiconductor equipment – 1.3%
Entegris, Inc.	2,662	218,311
Lattice Semiconductor Corp. (A)	5,886	562,113
MACOM Technology Solutions Holdings, Inc. (A)	2,100	148,764
MaxLinear, Inc. (A)	6,414	225,837
Onto Innovation, Inc. (A)	5,643	495,907
		1,650,932
Software – 1.5%
DoubleVerify Holdings, Inc. (A)	15,900	479,385
nCino, Inc. (A)	14,629	362,507
Paycor HCM, Inc. (A)	25,521	676,817
Workiva, Inc. (A)	3,310	338,977
		1,857,686
		8,136,406
Materials – 5.1%
Chemicals – 2.0%
Element Solutions, Inc.	45,471	878,045
Orion Engineered Carbons SA	29,891	779,856
Quaker Chemical Corp.	4,452	881,273
		2,539,174
Containers and packaging – 0.5%
Myers Industries, Inc.	27,997	599,976
Metals and mining – 2.1%
Carpenter Technology Corp.	11,865	531,077
Constellium SE (A)	62,672	957,628
Reliance Steel & Aluminum Company	4,586	1,177,410
		2,666,115
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	19,687	657,940
		6,463,205
Real estate – 10.1%
Diversified REITs – 1.0%
Essential Properties Realty Trust, Inc.	30,525	758,546

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
Safehold, Inc.	19,990	$587,106
		1,345,652
Hotel and resort REITs – 1.0%
Apple Hospitality REIT, Inc.	79,503	1,233,887
Industrial REITs – 2.1%
EastGroup Properties, Inc.	6,713	1,109,793
Terreno Realty Corp.	24,203	1,563,514
		2,673,307
Office REITs – 0.6%
JBG SMITH Properties	49,255	741,780
Real estate management and development – 2.2%
FirstService Corp.	5,230	737,378
Opendoor Technologies, Inc. (A)	96,000	168,960
The St. Joe Company	29,338	1,220,754
Tricon Residential, Inc.	91,888	712,132
		2,839,224
Residential REITs – 0.8%
Elme Communities	21,476	383,561
Independence Realty Trust, Inc.	21,400	343,042
NexPoint Residential Trust, Inc.	7,684	335,560
		1,062,163
Retail REITs – 0.9%
NETSTREIT Corp.	12,600	230,328
Saul Centers, Inc.	22,146	863,694
		1,094,022
Specialized REITs – 1.5%
CubeSmart	20,500	947,510
PotlatchDeltic Corp.	20,608	1,020,096
		1,967,606
		12,957,641
Utilities – 5.6%
Electric utilities – 3.1%
IDACORP, Inc.	19,801	2,145,041
MGE Energy, Inc.	23,053	1,790,527
		3,935,568
Gas utilities – 1.1%
Chesapeake Utilities Corp.	4,975	636,750
ONE Gas, Inc.	10,245	811,711
		1,448,461
Multi-utilities – 0.7%
NorthWestern Corp.	15,319	886,357
Water utilities – 0.7%
California Water Service Group	14,728	857,170
		7,127,556
TOTAL COMMON STOCKS (Cost $110,443,920)		$124,343,398
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	517
TOTAL WARRANTS (Cost $6,099)		$517
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 4.2%
John Hancock Collateral Trust, 4.9438% (C)(D)	200,288	2,002,263
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.6799% (C)	502,495	$502,495
T. Rowe Price Government Reserve Fund, 4.8116% (C)	2,787,161	2,787,161
TOTAL SHORT-TERM INVESTMENTS (Cost $5,291,966)		$5,291,919
Total Investments (Small Company Value Trust) (Cost $115,741,985) – 101.6%		$129,635,834
Other assets and liabilities, net – (1.6%)		(1,995,399)
TOTAL NET ASSETS – 100.0%		$127,640,435
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $1,959,809.
(C)	The rate shown is the annualized seven-day yield as of 3-31-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.9%
Communication services – 6.0%
Diversified telecommunication services – 1.2%
Anterix, Inc. (A)	3,031	$100,144
AT&T, Inc.	783,713	15,086,475
ATN International, Inc.	1,770	72,428
Bandwidth, Inc., Class A (A)	4,076	61,955
Bezeq The Israeli Telecommunication Corp., Ltd.	302,649	412,038
BT Group PLC	1,014,254	1,827,002
Cellnex Telecom SA (A)(B)	82,465	3,206,868
Charge Enterprises, Inc. (A)	21,648	23,813
Cogent Communications Holdings, Inc.	6,846	436,227
Consolidated Communications Holdings, Inc. (A)	12,422	32,049
Deutsche Telekom AG	472,922	11,459,985
EchoStar Corp., Class A (A)	5,685	103,979
Elisa OYJ	20,753	1,251,642
Frontier Communications Parent, Inc. (A)	48,859	1,112,519
Globalstar, Inc. (A)	109,972	127,568
HKT Trust & HKT, Ltd.	553,421	734,654
IDT Corp., Class B (A)	2,446	83,360
Infrastrutture Wireless Italiane SpA (B)	49,035	644,237
Iridium Communications, Inc.	47,639	2,950,283
Koninklijke KPN NV	481,986	1,703,130
Liberty Latin America, Ltd., Class A (A)	9,892	82,203
Liberty Latin America, Ltd., Class C (A)	20,978	173,278
Nippon Telegraph & Telephone Corp.	174,416	5,212,024
Ooma, Inc. (A)	3,800	47,538
Orange SA	291,096	3,458,271
Radius Global Infrastructure, Inc., Class A (A)	12,515	183,595
Singapore Telecommunications, Ltd.	1,000,604	1,853,990
Singapore Telecommunications, Ltd.	258,829	481,137
Spark New Zealand, Ltd.	273,313	865,910
Swisscom AG	3,779	2,411,651
Telecom Italia SpA (A)	1,453,872	479,463
Telefonica Deutschland Holding AG	151,906	467,604

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telefonica SA	758,397	$3,266,274
Telenor ASA	102,097	1,197,104
Telia Company AB (C)	387,868	984,898
Telstra Corp., Ltd.	590,071	1,670,728
United Internet AG	14,153	243,970
Verizon Communications, Inc.	461,770	17,958,235
		82,468,229
Entertainment – 1.1%
Activision Blizzard, Inc.	78,304	6,702,039
Bollore SE	129,147	798,340
Capcom Company, Ltd.	25,300	905,502
Cinemark Holdings, Inc. (A)	17,576	259,949
Electronic Arts, Inc.	28,643	3,450,049
Embracer Group AB (A)(C)	95,656	448,373
IMAX Corp. (A)	7,703	147,744
Koei Tecmo Holdings Company, Ltd.	17,200	310,863
Konami Group Corp.	13,609	624,621
Liberty Media Corp.-Liberty Braves, Class A (A)	2,122	73,379
Liberty Media Corp.-Liberty Braves, Class C (A)	5,685	191,528
Lions Gate Entertainment Corp., Class A (A)	9,789	108,364
Lions Gate Entertainment Corp., Class B (A)	18,445	191,459
Live Nation Entertainment, Inc. (A)	15,674	1,097,180
Madison Square Garden Entertainment Corp. (A)	4,169	246,263
Netflix, Inc. (A)	48,965	16,916,428
Nexon Company, Ltd.	69,506	1,659,718
Nintendo Company, Ltd.	161,090	6,256,988
Playstudios, Inc. (A)	12,916	47,660
Sea, Ltd., ADR (A)	52,700	4,561,185
Skillz, Inc. (A)	51,208	30,377
Square Enix Holdings Company, Ltd.	12,500	600,696
Take-Two Interactive Software, Inc. (A)	17,433	2,079,757
The Marcus Corp.	3,863	61,808
The Walt Disney Company (A)	200,855	20,111,611
Toho Company, Ltd.	16,308	625,232
Universal Music Group NV	105,844	2,680,472
Vivid Seats, Inc., Class A (A)	4,388	33,480
Warner Brothers Discovery, Inc. (A)	242,969	3,668,832
World Wrestling Entertainment, Inc., Class A	9,499	866,879
		75,756,776
Interactive media and services – 2.6%
Adevinta ASA (A)	42,521	301,859
Alphabet, Inc., Class A (A)	654,853	67,927,902
Alphabet, Inc., Class C (A)	570,870	59,370,480
Auto Trader Group PLC (B)	135,990	1,037,289
Bumble, Inc., Class A (A)	13,875	271,256
CarGurus, Inc. (A)	16,475	307,753
Cars.com, Inc. (A)	10,883	210,042
DHI Group, Inc. (A)	6,825	26,481
Eventbrite, Inc., Class A (A)	12,700	108,966
EverQuote, Inc., Class A (A)	2,762	38,392
FuboTV, Inc. (A)(C)	30,286	36,646
Match Group, Inc. (A)	30,709	1,178,919
MediaAlpha, Inc., Class A (A)	4,030	60,369
Meta Platforms, Inc., Class A (A)	244,719	51,865,745
Outbrain, Inc. (A)	7,533	31,111
QuinStreet, Inc. (A)	8,287	131,515
REA Group, Ltd.	7,711	719,000
Scout24 SE (B)	11,702	696,023
SEEK, Ltd.	49,169	794,822
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Shutterstock, Inc.	3,919	$284,519
The Arena Group Holdings, Inc. (A)	1,983	8,428
TripAdvisor, Inc. (A)	22,963	456,045
TrueCar, Inc. (A)	15,307	35,206
Vimeo, Inc. (A)	23,996	91,905
Vinco Ventures, Inc. (A)(C)	32,009	10,284
Yelp, Inc. (A)	10,987	337,301
Z Holdings Corp.	389,954	1,105,695
Ziff Davis, Inc. (A)	17,647	1,377,348
ZipRecruiter, Inc., Class A (A)	12,115	193,113
		189,014,414
Media – 0.6%
Advantage Solutions, Inc. (A)	14,084	22,253
AMC Networks, Inc., Class A (A)	4,956	87,126
Boston Omaha Corp., Class A (A)	3,578	84,691
Cable One, Inc.	1,057	742,014
Cardlytics, Inc. (A)	5,561	18,880
Charter Communications, Inc., Class A (A)	11,581	4,141,481
Clear Channel Outdoor Holdings, Inc. (A)	61,069	73,283
Comcast Corp., Class A	462,511	17,533,792
CyberAgent, Inc.	62,700	531,246
Daily Journal Corp. (A)	208	59,272
Dentsu Group, Inc.	29,565	1,042,115
DISH Network Corp., Class A (A)	27,636	257,844
Entravision Communications Corp., Class A	9,963	60,276
Fox Corp., Class A	32,644	1,111,528
Fox Corp., Class B	15,156	474,534
Gannett Company, Inc. (A)	26,074	48,758
Gray Television, Inc.	13,399	116,839
Hakuhodo DY Holdings, Inc.	34,073	386,300
iHeartMedia, Inc., Class A (A)	19,589	76,397
Informa PLC	207,941	1,782,357
Innovid Corp. (A)	12,762	17,994
Integral Ad Science Holding Corp. (A)	6,556	93,554
John Wiley & Sons, Inc., Class A	16,297	631,835
Magnite, Inc. (A)	20,987	194,340
News Corp., Class A	42,036	725,962
News Corp., Class B	12,966	225,997
Nexstar Media Group, Inc.	8,264	1,426,862
Omnicom Group, Inc.	22,288	2,102,650
Paramount Global, Class B (C)	55,528	1,238,830
Publicis Groupe SA	33,335	2,602,123
PubMatic, Inc., Class A (A)	6,904	95,413
Quotient Technology, Inc. (A)	15,029	49,295
Scholastic Corp.	4,836	165,488
Sinclair Broadcast Group, Inc., Class A	6,551	112,415
Stagwell, Inc. (A)	12,546	93,091
TechTarget, Inc. (A)	4,390	158,567
TEGNA, Inc.	84,462	1,428,252
The EW Scripps Company, Class A (A)	9,637	90,684
The Interpublic Group of Companies, Inc.	42,718	1,590,818
The New York Times Company, Class A	36,080	1,402,790
Thryv Holdings, Inc. (A)	3,998	92,194
Vivendi SE	105,135	1,063,078
WideOpenWest, Inc. (A)	8,675	92,215
WPP PLC	156,260	1,856,511
		46,201,944
Wireless telecommunication services – 0.5%
Gogo, Inc. (A)	8,075	117,088
KDDI Corp.	235,143	7,251,280

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Shenandoah Telecommunications Company	7,828	$148,889
SoftBank Corp.	419,100	4,838,006
SoftBank Group Corp.	175,974	6,918,153
Tele2 AB, B Shares	82,820	824,313
Telephone & Data Systems, Inc.	16,090	169,106
T-Mobile US, Inc. (A)	65,123	9,432,415
United States Cellular Corp. (A)	2,492	51,659
Vodafone Group PLC	3,802,714	4,194,762
		33,945,671
		427,387,034
Consumer discretionary – 10.7%
Automobile components – 0.5%
Adient PLC (A)	36,131	1,479,926
Aisin Corp.	21,458	591,436
American Axle & Manufacturing Holdings, Inc. (A)	18,063	141,072
Aptiv PLC (A)	29,791	3,342,252
Autoliv, Inc.	16,999	1,587,027
BorgWarner, Inc.	25,743	1,264,239
Bridgestone Corp.	83,306	3,384,115
Cie Generale des Etablissements Michelin SCA	98,986	3,025,831
Continental AG	16,051	1,202,692
Dana, Inc.	48,733	733,432
Denso Corp.	63,195	3,567,193
Dorman Products, Inc. (A)	4,206	362,810
Fox Factory Holding Corp. (A)	16,072	1,950,659
Gentex Corp.	51,408	1,440,966
Gentherm, Inc. (A)	5,304	320,468
Holley, Inc. (A)	8,973	24,586
Koito Manufacturing Company, Ltd.	30,532	578,772
LCI Industries	3,959	434,975
Lear Corp.	12,958	1,807,511
Luminar Technologies, Inc. (A)(C)	39,725	257,815
Modine Manufacturing Company (A)	8,007	184,561
Motorcar Parts of America, Inc. (A)	3,175	23,622
Patrick Industries, Inc.	3,479	239,390
Solid Power, Inc. (A)(C)	21,498	64,709
Standard Motor Products, Inc.	3,108	114,716
Stoneridge, Inc. (A)	4,249	79,456
Sumitomo Electric Industries, Ltd.	104,243	1,339,201
The Goodyear Tire & Rubber Company (A)	106,656	1,175,349
Valeo	30,200	619,697
Visteon Corp. (A)	10,608	1,663,653
XPEL, Inc. (A)	3,441	233,816
		33,235,947
Automobiles – 1.9%
Bayerische Motoren Werke AG	48,310	5,294,708
Canoo, Inc. (A)(C)	25,249	16,478
Cenntro Electric Group, Ltd. (A)	32,323	14,927
Ferrari NV	18,392	4,983,931
Fisker, Inc. (A)(C)	27,400	168,236
Ford Motor Company	430,484	5,424,098
General Motors Company	153,338	5,624,438
Harley-Davidson, Inc.	29,152	1,106,901
Honda Motor Company, Ltd.	237,873	6,292,018
Isuzu Motors, Ltd.	85,046	1,016,384
Lordstown Motors Corp., Class A (A)(C)	28,542	18,926
Mazda Motor Corp.	83,000	765,592
Mercedes-Benz Group AG	117,075	9,003,390
Nissan Motor Company, Ltd.	338,676	1,281,749
Renault SA (A)	28,047	1,143,088
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Stellantis NV	328,203	$5,968,789
Subaru Corp.	89,827	1,433,963
Suzuki Motor Corp.	53,743	1,957,181
Tesla, Inc. (A)	295,705	61,346,959
Thor Industries, Inc.	11,728	934,018
Toyota Motor Corp.	1,547,300	22,026,432
Volkswagen AG	4,306	738,587
Volvo Car AB, B Shares (A)(C)	86,949	380,374
Winnebago Industries, Inc.	4,749	274,017
Workhorse Group, Inc. (A)(C)	25,385	33,762
Yamaha Motor Company, Ltd.	43,413	1,136,152
		138,385,098
Broadline retail – 1.8%
1stdibs.com, Inc. (A)	4,384	17,404
Amazon.com, Inc. (A)	980,204	101,245,271
Big Lots, Inc.	4,691	51,413
CarParts.com, Inc. (A)	8,642	46,148
ContextLogic, Inc., Class A (A)	94,182	41,986
Dillard's, Inc., Class A (C)	635	195,377
eBay, Inc.	59,665	2,647,336
Etsy, Inc. (A)	13,819	1,538,469
Groupon, Inc. (A)(C)	3,855	16,230
Kohl's Corp.	24,212	569,950
Macy's, Inc.	59,413	1,039,133
Next PLC	18,861	1,533,018
Nordstrom, Inc. (C)	24,557	399,542
Ollie's Bargain Outlet Holdings, Inc. (A)	12,685	734,969
Pan Pacific International Holdings Corp.	55,500	1,073,716
Prosus NV (A)	116,950	9,157,653
Qurate Retail, Inc., Series A (A)	57,164	56,467
Rakuten Group, Inc.	127,505	594,657
Wesfarmers, Ltd.	165,536	5,594,870
		126,553,609
Distributors – 0.1%
D'ieteren Group	3,631	706,527
Funko, Inc., Class A (A)	5,102	48,112
Genuine Parts Company	15,499	2,593,138
LKQ Corp.	27,907	1,584,001
Pool Corp.	4,294	1,470,437
Weyco Group, Inc.	1,074	27,172
		6,429,387
Diversified consumer services – 0.1%
2U, Inc. (A)	12,517	85,741
Adtalem Global Education, Inc. (A)	7,158	276,442
American Public Education, Inc. (A)	3,254	17,637
Carriage Services, Inc.	2,298	70,135
Chegg, Inc. (A)	19,951	325,201
Coursera, Inc. (A)	18,523	213,385
Duolingo, Inc. (A)	3,785	539,703
European Wax Center, Inc., Class A	4,052	76,988
frontdoor, Inc. (A)	13,321	371,389
Graham Holdings Company, Class B	1,411	840,730
Grand Canyon Education, Inc. (A)	6,721	765,522
H&R Block, Inc.	33,371	1,176,328
IDP Education, Ltd.	30,459	561,313
Laureate Education, Inc.	17,318	203,660
Nerdy, Inc. (A)	10,113	42,272
OneSpaWorld Holdings, Ltd. (A)	10,755	128,952
Pearson PLC	94,302	986,863
Perdoceo Education Corp. (A)	10,808	145,151
Rover Group, Inc. (A)	15,478	70,115
Service Corp. International	33,706	2,318,299
Strategic Education, Inc.	3,613	324,556
Stride, Inc. (A)	6,475	254,144

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Udemy, Inc. (A)	11,608	$102,499
Universal Technical Institute, Inc. (A)	5,628	41,535
WW International, Inc. (A)	9,347	38,510
		9,977,070
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	9,452	86,108
Accor SA (A)	24,946	811,021
Amadeus IT Group SA (A)	65,732	4,409,533
Aramark	57,090	2,043,822
Aristocrat Leisure, Ltd.	86,643	2,166,293
Bally's Corp. (A)	5,952	116,183
BJ's Restaurants, Inc. (A)	3,733	108,780
Bloomin' Brands, Inc.	14,130	362,435
Bluegreen Vacations Holding Corp.	1,994	54,596
Booking Holdings, Inc. (A)	4,265	11,312,529
Bowlero Corp. (A)(C)	5,120	86,784
Boyd Gaming Corp.	17,384	1,114,662
Brinker International, Inc. (A)	6,992	265,696
Caesars Entertainment, Inc. (A)	23,591	1,151,477
Carnival Corp. (A)	110,182	1,118,347
Century Casinos, Inc. (A)	4,961	36,364
Chipotle Mexican Grill, Inc. (A)	3,037	5,188,077
Choice Hotels International, Inc.	6,074	711,812
Churchill Downs, Inc.	7,213	1,854,102
Chuy's Holdings, Inc. (A)	3,091	110,812
Compass Group PLC	256,327	6,441,892
Cracker Barrel Old Country Store, Inc.	3,558	404,189
Darden Restaurants, Inc.	13,381	2,076,196
Dave & Buster's Entertainment, Inc. (A)	6,871	252,784
Delivery Hero SE (A)(B)	25,073	855,363
Denny's Corp. (A)	9,361	104,469
Dine Brands Global, Inc.	2,351	159,022
Domino's Pizza, Inc.	3,892	1,283,854
El Pollo Loco Holdings, Inc.	3,632	34,831
Entain PLC	85,919	1,334,331
Everi Holdings, Inc. (A)	13,945	239,157
Evolution AB (B)	26,679	3,574,408
Expedia Group, Inc. (A)	16,253	1,577,029
Flutter Entertainment PLC (A)	24,385	4,437,370
Full House Resorts, Inc. (A)	5,610	40,560
Galaxy Entertainment Group, Ltd. (A)	318,153	2,128,178
Genting Singapore, Ltd.	882,321	744,684
Golden Entertainment, Inc. (A)	3,249	141,364
Hilton Grand Vacations, Inc. (A)	31,283	1,389,904
Hilton Worldwide Holdings, Inc.	29,296	4,126,928
Inspired Entertainment, Inc. (A)	3,720	47,579
InterContinental Hotels Group PLC	25,582	1,674,742
International Game Technology PLC	15,825	424,110
Jack in the Box, Inc.	3,401	297,894
Just Eat Takeaway.com NV (A)(B)	26,785	511,138
Krispy Kreme, Inc. (C)	11,421	177,597
Kura Sushi USA, Inc., Class A (A)	727	47,866
La Francaise des Jeux SAEM (B)	15,328	638,835
Las Vegas Sands Corp. (A)	36,133	2,075,841
Life Time Group Holdings, Inc. (A)	7,214	115,135
Light & Wonder, Inc. (A)	35,684	2,142,824
Lindblad Expeditions Holdings, Inc. (A)	5,909	56,490
Marriott International, Inc., Class A	29,583	4,911,961
Marriott Vacations Worldwide Corp.	8,398	1,132,554
McDonald's Corp.	80,529	22,516,714
McDonald's Holdings Company Japan, Ltd.	12,561	522,259
MGM Resorts International	34,594	1,536,665
Monarch Casino & Resort, Inc.	2,100	155,715
NeoGames SA (A)	2,216	33,683
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Noodles & Company (A)	6,834	$33,145
Norwegian Cruise Line Holdings, Ltd. (A)	46,331	623,152
ONE Group Hospitality, Inc. (A)	3,926	31,801
Oriental Land Company, Ltd.	146,000	4,998,926
Papa John's International, Inc.	12,288	920,740
Penn Entertainment, Inc. (A)	33,994	1,008,262
Portillo's, Inc., Class A (A)	3,901	83,364
RCI Hospitality Holdings, Inc.	1,397	109,203
Red Rock Resorts, Inc., Class A	8,092	360,660
Royal Caribbean Cruises, Ltd. (A)	24,134	1,575,950
Rush Street Interactive, Inc. (A)	10,770	33,495
Ruth's Hospitality Group, Inc.	5,259	86,353
Sabre Corp. (A)	52,541	225,401
Sands China, Ltd. (A)	354,282	1,230,772
SeaWorld Entertainment, Inc. (A)	6,406	392,752
Shake Shack, Inc., Class A (A)	6,022	334,161
Sodexo SA	12,909	1,260,829
Sonder Holdings, Inc. (A)	31,246	23,656
Starbucks Corp.	126,364	13,158,283
Sweetgreen, Inc., Class A (A)	14,119	110,693
Target Hospitality Corp. (A)	4,721	62,034
Texas Roadhouse, Inc.	25,350	2,739,321
The Cheesecake Factory, Inc.	7,922	277,666
The Lottery Corp., Ltd.	324,763	1,116,976
The Wendy's Company	37,347	813,418
Travel + Leisure Company	17,813	698,270
Vacasa, Inc., Class A (A)	18,281	17,590
Whitbread PLC	29,478	1,088,955
Wingstop, Inc.	11,359	2,085,285
Wyndham Hotels & Resorts, Inc.	19,356	1,313,305
Wynn Resorts, Ltd. (A)	11,337	1,268,724
Xponential Fitness, Inc., Class A (A)	2,756	83,755
Yum! Brands, Inc.	30,785	4,066,083
		145,708,528
Household durables – 0.8%
Barratt Developments PLC	146,160	841,119
Beazer Homes USA, Inc. (A)	4,432	70,380
Cavco Industries, Inc. (A)	1,425	452,780
Century Communities, Inc.	4,462	285,211
D.R. Horton, Inc.	34,358	3,356,433
Dream Finders Homes, Inc., Class A (A)(C)	3,648	48,336
Electrolux AB, Series B	32,087	389,998
Ethan Allen Interiors, Inc.	3,601	98,883
Garmin, Ltd.	16,859	1,701,410
GoPro, Inc., Class A (A)	20,957	105,414
Green Brick Partners, Inc. (A)	4,336	152,020
Hamilton Beach Brands Holding Company, Class B	853	8,735
Helen of Troy, Ltd. (A)	9,079	864,048
Hovnanian Enterprises, Inc., Class A (A)	891	60,445
Iida Group Holdings Company, Ltd.	21,000	342,860
Installed Building Products, Inc.	3,820	435,595
iRobot Corp. (A)	4,315	188,307
KB Home	29,955	1,203,592
La-Z-Boy, Inc.	6,932	201,583
Legacy Housing Corp. (A)	1,483	33,753
Leggett & Platt, Inc.	29,059	926,401
Lennar Corp., A Shares	27,877	2,930,151
LGI Homes, Inc. (A)	3,299	376,185
M/I Homes, Inc. (A)	4,092	258,164
MDC Holdings, Inc.	9,010	350,219
Meritage Homes Corp.	5,737	669,852
Mohawk Industries, Inc. (A)	5,798	581,076

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Newell Brands, Inc.	41,382	$514,792
NVR, Inc. (A)	333	1,855,539
Open House Group Company, Ltd.	11,400	427,501
Panasonic Holdings Corp.	322,309	2,883,734
Persimmon PLC	46,592	723,467
PulteGroup, Inc.	24,804	1,445,577
Purple Innovation, Inc. (A)	9,555	25,225
SEB SA	3,633	413,378
Sekisui Chemical Company, Ltd.	53,244	756,195
Sekisui House, Ltd.	89,926	1,832,803
Sharp Corp.	33,200	234,740
Skyline Champion Corp. (A)	8,530	641,712
Snap One Holdings Corp. (A)	3,168	29,621
Sonos, Inc. (A)	20,577	403,721
Sony Group Corp.	184,000	16,759,342
Taylor Morrison Home Corp. (A)	40,296	1,541,725
Taylor Wimpey PLC	515,331	758,140
Tempur Sealy International, Inc.	37,343	1,474,675
The Berkeley Group Holdings PLC	15,859	821,622
The Lovesac Company (A)	2,368	68,435
Toll Brothers, Inc.	22,535	1,352,776
TopBuild Corp. (A)	7,007	1,458,437
Tri Pointe Homes, Inc. (A)	15,789	399,777
Tupperware Brands Corp. (A)	7,126	17,815
Universal Electronics, Inc. (A)	2,183	22,136
Vizio Holding Corp., Class A (A)	10,959	100,604
Vuzix Corp. (A)(C)	9,951	41,197
Whirlpool Corp.	5,992	791,064
		54,728,700
Leisure products – 0.2%
Acushnet Holdings Corp.	5,298	269,880
AMMO, Inc. (A)(C)	14,827	29,209
Bandai Namco Holdings, Inc.	87,579	1,888,128
Brunswick Corp.	15,890	1,302,980
Clarus Corp.	4,941	46,692
Hasbro, Inc.	14,274	766,371
Johnson Outdoors, Inc., Class A	936	58,977
Latham Group, Inc. (A)	7,514	21,490
Malibu Boats, Inc., Class A (A)	3,312	186,962
MasterCraft Boat Holdings, Inc. (A)	2,983	90,773
Mattel, Inc. (A)	77,666	1,429,831
Polaris, Inc.	11,939	1,320,812
Shimano, Inc.	10,681	1,851,932
Smith & Wesson Brands, Inc.	7,540	92,817
Sturm Ruger & Company, Inc.	2,767	158,936
Topgolf Callaway Brands Corp. (A)	52,916	1,144,044
Vista Outdoor, Inc. (A)	8,903	246,702
Yamaha Corp.	20,473	790,748
YETI Holdings, Inc. (A)	18,901	756,040
		12,453,324
Specialty retail – 1.7%
1-800-Flowers.com, Inc., Class A (A)	4,903	56,385
Abercrombie & Fitch Company, Class A (A)	7,976	221,334
Academy Sports & Outdoors, Inc.	12,354	806,099
Advance Auto Parts, Inc.	6,515	792,289
American Eagle Outfitters, Inc.	24,936	335,140
America's Car-Mart, Inc. (A)	985	78,022
Arko Corp.	13,641	115,812
Asbury Automotive Group, Inc. (A)	3,518	738,780
AutoNation, Inc. (A)	7,496	1,007,163
AutoZone, Inc. (A)	2,063	5,071,163
BARK, Inc. (A)	20,744	30,079
Bath & Body Works, Inc.	25,114	918,670
Bed Bath & Beyond, Inc. (A)(C)	13,133	5,613
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Best Buy Company, Inc.	21,652	$1,694,702
Big 5 Sporting Goods Corp. (C)	3,618	27,822
Boot Barn Holdings, Inc. (A)	4,744	363,580
Build-A-Bear Workshop, Inc.	2,249	52,267
Caleres, Inc.	5,515	119,289
Camping World Holdings, Inc., Class A (C)	6,170	128,768
CarMax, Inc. (A)	17,374	1,116,801
Chico's FAS, Inc. (A)	19,677	108,224
Citi Trends, Inc. (A)	1,409	26,799
Designer Brands, Inc., Class A	8,238	72,000
Destination XL Group, Inc. (A)	9,679	53,331
Dick's Sporting Goods, Inc.	13,114	1,860,745
EVgo, Inc. (A)(C)	11,194	87,201
Fast Retailing Company, Ltd.	25,638	5,612,478
Five Below, Inc. (A)	12,166	2,505,831
Foot Locker, Inc.	30,243	1,200,345
Franchise Group, Inc. (C)	4,378	119,301
GameStop Corp., Class A (A)(C)	55,400	1,275,308
Genesco, Inc. (A)	2,057	75,862
Group 1 Automotive, Inc.	2,223	503,332
GrowGeneration Corp. (A)	10,168	34,775
Guess?, Inc.	5,023	97,748
Haverty Furniture Companies, Inc.	2,339	74,637
Hennes & Mauritz AB, B Shares	106,564	1,523,603
Hibbett, Inc.	2,060	121,499
Hikari Tsushin, Inc.	3,000	421,580
Industria de Diseno Textil SA	159,162	5,347,078
JD Sports Fashion PLC	376,313	828,725
Kingfisher PLC	284,976	921,186
Lands' End, Inc. (A)	2,677	26,020
Lithia Motors, Inc.	5,991	1,371,520
LL Flooring Holdings, Inc. (A)	5,018	19,068
Lowe's Companies, Inc.	66,486	13,295,205
MarineMax, Inc. (A)	3,295	94,731
Monro, Inc.	5,094	251,796
Murphy USA, Inc.	7,715	1,990,856
National Vision Holdings, Inc. (A)	12,608	237,535
Nitori Holdings Company, Ltd.	11,711	1,414,242
OneWater Marine, Inc., Class A (A)	1,860	52,024
O'Reilly Automotive, Inc. (A)	6,856	5,820,607
Overstock.com, Inc. (A)	6,904	139,944
PetMed Express, Inc.	3,335	54,160
Rent the Runway, Inc., Class A (A)(C)	7,108	20,258
Revolve Group, Inc. (A)	6,534	171,844
RH (A)	4,094	997,094
Ross Stores, Inc.	37,863	4,018,400
RumbleON, Inc., Class B (A)	1,799	10,902
Sally Beauty Holdings, Inc. (A)	17,148	267,166
Shoe Carnival, Inc.	2,766	70,948
Signet Jewelers, Ltd.	7,340	570,905
Sleep Number Corp. (A)	3,520	107,043
Sonic Automotive, Inc., Class A	2,878	156,391
Sportsman's Warehouse Holdings, Inc. (A)	6,496	55,086
Stitch Fix, Inc., Class A (A)	13,829	70,666
The Aaron's Company, Inc.	5,234	50,560
The Buckle, Inc.	4,739	169,135
The Cato Corp., Class A	3,329	29,428
The Children's Place, Inc. (A)	2,112	85,008
The Container Store Group, Inc. (A)	5,812	19,935
The Gap, Inc.	46,399	465,846
The Home Depot, Inc.	112,058	33,070,557
The ODP Corp. (A)	6,448	290,031
The RealReal, Inc. (A)(C)	15,371	19,367

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The TJX Companies, Inc.	127,046	$9,955,325
Tile Shop Holdings, Inc. (A)	6,696	31,404
Tilly's, Inc., Class A (A)	4,307	33,207
Tractor Supply Company	12,145	2,854,561
TravelCenters of America, Inc. (A)	2,041	176,547
Ulta Beauty, Inc. (A)	5,594	3,052,478
Upbound Group, Inc.	8,175	200,369
Urban Outfitters, Inc. (A)	10,212	283,077
USS Company, Ltd.	29,948	519,585
Victoria's Secret & Company (A)	17,713	604,899
Warby Parker, Inc., Class A (A)	13,485	142,806
Williams-Sonoma, Inc.	14,588	1,774,776
Winmark Corp.	450	144,194
Zalando SE (A)(B)	32,679	1,369,594
ZOZO, Inc.	18,200	416,269
Zumiez, Inc. (A)	2,707	49,917
		123,644,652
Textiles, apparel and luxury goods – 1.6%
adidas AG	23,637	4,190,189
Allbirds, Inc., Class A (A)	16,651	19,981
Burberry Group PLC	56,150	1,797,912
Capri Holdings, Ltd. (A)	27,549	1,294,803
Carter's, Inc.	8,363	601,467
Cie Financiere Richemont SA, A Shares	76,165	12,213,519
Columbia Sportswear Company	7,759	700,172
Crocs, Inc. (A)	23,242	2,938,718
Deckers Outdoor Corp. (A)	5,776	2,596,601
Ermenegildo Zegna NV	7,562	103,146
Fossil Group, Inc. (A)	8,442	27,014
G-III Apparel Group, Ltd. (A)	7,104	110,467
Hermes International	4,621	9,358,706
Kering SA	10,925	7,127,771
Kontoor Brands, Inc.	8,888	430,090
LVMH Moet Hennessy Louis Vuitton SE	40,386	37,070,645
Moncler SpA	29,950	2,068,691
Movado Group, Inc.	2,530	72,788
NIKE, Inc., Class B	136,959	16,796,652
Oxford Industries, Inc.	2,396	252,994
Pandora A/S	13,238	1,270,691
PLBY Group, Inc. (A)	5,529	10,947
Puma SE	15,405	954,993
PVH Corp.	13,887	1,238,165
Ralph Lauren Corp.	4,519	527,232
Rocky Brands, Inc.	1,251	28,861
Skechers USA, Inc., Class A (A)	29,412	1,397,658
Steven Madden, Ltd.	12,408	446,688
Superior Group of Companies, Inc.	2,256	17,755
Tapestry, Inc.	25,956	1,118,963
The Swatch Group AG	7,678	486,835
The Swatch Group AG, Bearer Shares	4,222	1,454,017
Under Armour, Inc., Class A (A)	41,354	392,449
Under Armour, Inc., Class C (A)	41,544	354,370
VF Corp.	36,322	832,137
Wolverine World Wide, Inc.	12,601	214,847
		110,518,934
		761,635,249
Consumer staples – 7.6%
Beverages – 1.7%
Anheuser-Busch InBev SA/NV	126,736	8,448,201
Asahi Group Holdings, Ltd.	66,581	2,478,013
Brown-Forman Corp., Class B	20,106	1,292,213
Budweiser Brewing Company APAC, Ltd. (B)	251,200	764,484
Carlsberg A/S, Class B	14,203	2,203,835
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Celsius Holdings, Inc. (A)	17,751	$1,649,778
Coca-Cola Consolidated, Inc.	1,759	941,206
Coca-Cola Europacific Partners PLC	29,958	1,773,214
Coca-Cola HBC AG (A)	29,417	805,295
Constellation Brands, Inc., Class A	17,851	4,032,362
Davide Campari-Milano NV	76,269	930,621
Diageo PLC	331,713	14,804,227
Heineken Holding NV	16,811	1,542,377
Heineken NV	37,820	4,063,788
Keurig Dr. Pepper, Inc.	93,429	3,296,175
Kirin Holdings Company, Ltd.	119,992	1,898,366
MGP Ingredients, Inc.	2,234	216,072
Molson Coors Beverage Company, Class B	20,670	1,068,226
Monster Beverage Corp. (A)	83,754	4,523,554
National Beverage Corp. (A)	3,789	199,756
PepsiCo, Inc.	151,427	27,605,142
Pernod Ricard SA	30,109	6,817,607
Primo Water Corp.	25,209	386,958
Remy Cointreau SA	3,400	619,083
Suntory Beverage & Food, Ltd.	20,259	754,616
The Boston Beer Company, Inc., Class A (A)	2,066	679,094
The Coca-Cola Company	427,926	26,544,250
The Duckhorn Portfolio, Inc. (A)	5,956	94,700
The Vita Coco Company, Inc. (A)	4,607	90,389
Treasury Wine Estates, Ltd.	105,324	924,618
		121,448,220
Consumer staples distribution and retail – 1.7%
Aeon Company, Ltd.	95,378	1,850,409
BJ's Wholesale Club Holdings, Inc. (A)	29,461	2,241,098
Carrefour SA	86,631	1,751,470
Casey's General Stores, Inc.	8,165	1,767,396
Coles Group, Ltd.	195,285	2,359,564
Costco Wholesale Corp.	48,787	24,240,797
Dollar General Corp.	24,582	5,173,528
Dollar Tree, Inc. (A)	22,860	3,281,553
Endeavour Group, Ltd.	209,057	949,808
Grocery Outlet Holding Corp. (A)	19,400	548,244
HelloFresh SE (A)	23,832	568,329
HF Foods Group, Inc. (A)	6,128	24,022
Ingles Markets, Inc., Class A	2,272	201,526
J Sainsbury PLC	256,609	883,039
Jeronimo Martins SGPS SA	41,319	969,874
Kesko OYJ, B Shares	39,853	856,493
Kobe Bussan Company, Ltd.	22,000	614,287
Koninklijke Ahold Delhaize NV	152,581	5,212,946
MatsukiyoCocokara & Company	16,700	884,626
Ocado Group PLC (A)	84,313	558,270
Performance Food Group Company (A)	34,218	2,064,714
PriceSmart, Inc.	3,943	281,846
Rite Aid Corp. (A)	9,260	20,742
Seven & i Holdings Company, Ltd.	109,929	4,965,944
SpartanNash Company	5,709	141,583
Sprouts Farmers Market, Inc. (A)	40,292	1,411,429
Sysco Corp.	55,810	4,310,206
Target Corp.	50,610	8,382,534
Tesco PLC	1,080,009	3,540,733
The Andersons, Inc.	5,091	210,360
The Chefs' Warehouse, Inc. (A)	5,482	186,662
The Fresh Market, Inc. (A)(C)(D)	984	0
The Kroger Company	71,620	3,535,879
U.S. Foods Holding Corp. (A)	44,848	1,656,685
United Natural Foods, Inc. (A)	9,316	245,477
Village Super Market, Inc., Class A	1,886	43,152

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walgreens Boots Alliance, Inc.	78,710	$2,721,792
Walmart, Inc.	154,185	22,734,578
Weis Markets, Inc.	2,641	223,613
Welcia Holdings Company, Ltd.	13,800	295,438
Woolworths Group, Ltd.	177,496	4,512,428
		116,423,074
Food products – 1.8%
Ajinomoto Company, Inc.	66,596	2,316,732
Alico, Inc.	1,129	27,322
Archer-Daniels-Midland Company	60,150	4,791,549
Associated British Foods PLC	51,914	1,245,826
B&G Foods, Inc. (C)	11,312	175,675
Barry Callebaut AG	521	1,103,879
Benson Hill, Inc. (A)	28,254	32,492
Beyond Meat, Inc. (A)(C)	9,973	161,862
BRC, Inc., Class A (A)(C)	4,474	22,996
Bunge, Ltd.	16,470	1,573,214
Calavo Growers, Inc.	2,818	81,074
Cal-Maine Foods, Inc.	5,984	364,366
Campbell Soup Company	22,060	1,212,859
Chocoladefabriken Lindt & Spruengli AG	16	1,894,977
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	152	1,795,217
Conagra Brands, Inc.	52,404	1,968,294
Danone SA	93,680	5,829,107
Darling Ingredients, Inc. (A)	35,123	2,051,183
Flowers Foods, Inc.	42,105	1,154,098
Fresh Del Monte Produce, Inc.	4,925	148,292
General Mills, Inc.	64,827	5,540,115
Hormel Foods Corp.	31,842	1,269,859
Hostess Brands, Inc. (A)	21,513	535,243
Ingredion, Inc.	14,397	1,464,607
J&J Snack Foods Corp.	2,427	359,730
JDE Peet's NV	14,671	426,343
John B Sanfilippo & Son, Inc.	1,421	137,723
Kellogg Company	28,142	1,884,388
Kerry Group PLC, Class A	22,036	2,197,546
Kerry Group PLC, Class A (London Stock Exchange)	1,204	120,192
Kikkoman Corp.	21,246	1,084,682
Lamb Weston Holdings, Inc.	15,818	1,653,297
Lancaster Colony Corp.	7,452	1,511,862
Lifecore Biomedical, Inc. (A)	4,762	17,977
McCormick & Company, Inc.	27,566	2,293,767
MEIJI Holdings Company, Ltd.	32,400	770,577
Mission Produce, Inc. (A)	6,452	71,682
Mondelez International, Inc., Class A	149,894	10,450,610
Mowi ASA	60,361	1,116,436
Nestle SA	401,251	48,924,736
Nisshin Seifun Group, Inc.	28,900	338,213
Nissin Foods Holdings Company, Ltd.	8,975	820,672
Orkla ASA	109,587	777,247
Pilgrim's Pride Corp. (A)	9,846	228,230
Post Holdings, Inc. (A)	11,750	1,055,973
Salmar ASA	9,530	415,125
Seneca Foods Corp., Class A (A)	850	44,430
Sovos Brands, Inc. (A)	6,145	102,499
SunOpta, Inc. (A)	15,727	121,098
The Hain Celestial Group, Inc. (A)	12,205	209,316
The Hershey Company	16,159	4,111,011
The J.M. Smucker Company	11,725	1,845,163
The Kraft Heinz Company	87,542	3,385,249
The Simply Good Foods Company (A)	14,317	569,387
Tootsie Roll Industries, Inc.	2,491	111,850
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	8,127	$409,845
Tyson Foods, Inc., Class A	31,403	1,862,826
Utz Brands, Inc.	10,551	173,775
Vital Farms, Inc. (A)	4,862	74,389
WH Group, Ltd. (B)	1,217,000	725,510
Whole Earth Brands, Inc. (A)	7,876	20,163
Wilmar International, Ltd.	280,303	888,031
Yakult Honsha Company, Ltd.	18,703	1,358,967
		129,431,355
Household products – 1.0%
Central Garden & Pet Company (A)	3,042	124,905
Central Garden & Pet Company, Class A (A)	5,147	201,093
Church & Dwight Company, Inc.	26,813	2,370,537
Colgate-Palmolive Company	91,830	6,901,025
Energizer Holdings, Inc.	25,244	875,967
Essity AB, B Shares (C)	88,859	2,538,159
Henkel AG & Company KGaA	15,163	1,103,059
Kimberly-Clark Corp.	37,108	4,980,636
Reckitt Benckiser Group PLC	104,423	7,944,238
The Clorox Company	13,581	2,149,057
The Procter & Gamble Company	259,385	38,567,956
Unicharm Corp.	58,900	2,421,127
WD-40 Company	2,182	388,505
		70,566,264
Personal care products – 0.8%
Beiersdorf AG	14,708	1,913,324
BellRing Brands, Inc. (A)	50,372	1,712,648
Coty, Inc., Class A (A)	80,343	968,937
e.l.f. Beauty, Inc. (A)	7,741	637,471
Edgewell Personal Care Company	8,235	349,329
Haleon PLC	741,074	2,943,866
Herbalife Nutrition, Ltd. (A)	15,741	253,430
Inter Parfums, Inc.	2,874	408,798
Kao Corp.	67,975	2,645,945
Kobayashi Pharmaceutical Company, Ltd.	7,400	452,579
Kose Corp.	4,900	582,405
L'Oreal SA	35,241	15,747,181
Medifast, Inc.	1,743	180,697
Nu Skin Enterprises, Inc., Class A	7,985	313,890
Shiseido Company, Ltd.	58,360	2,736,106
The Beauty Health Company (A)	16,045	202,648
The Estee Lauder Companies, Inc., Class A	25,473	6,278,076
The Honest Company, Inc. (A)	11,642	20,956
Unilever PLC	369,875	19,166,550
USANA Health Sciences, Inc. (A)	1,832	115,233
Veru, Inc. (A)	10,253	11,893
		57,641,962
Tobacco – 0.6%
22nd Century Group, Inc. (A)(C)	27,503	21,150
Altria Group, Inc.	196,316	8,759,620
British American Tobacco PLC	310,295	10,877,195
Imperial Brands PLC	130,638	3,004,105
Japan Tobacco, Inc.	175,066	3,698,015
Philip Morris International, Inc.	170,445	16,575,776
Turning Point Brands, Inc.	2,389	50,169
Universal Corp.	3,810	201,511
Vector Group, Ltd.	22,755	273,288
		43,460,829
		538,971,704

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 4.4%
Energy equipment and services – 0.4%
Archrock, Inc.	22,181	$216,708
Baker Hughes Company	110,609	3,192,176
Borr Drilling, Ltd. (A)	31,601	239,536
Bristow Group, Inc. (A)	3,787	84,829
Cactus, Inc., Class A	9,453	389,747
ChampionX Corp.	75,809	2,056,698
Diamond Offshore Drilling, Inc. (A)	16,515	198,841
DMC Global, Inc. (A)	3,193	70,150
Dril-Quip, Inc. (A)	5,716	163,992
Expro Group Holdings NV (A)	12,580	230,969
Halliburton Company	99,402	3,145,079
Helix Energy Solutions Group, Inc. (A)	23,240	179,878
Helmerich & Payne, Inc.	16,471	588,838
Liberty Energy, Inc.	22,682	290,556
Nabors Industries, Ltd. (A)	1,459	177,867
National Energy Services Reunited Corp. (A)	6,777	35,647
Newpark Resources, Inc. (A)	14,577	56,121
NexTier Oilfield Solutions, Inc. (A)	28,209	224,262
Noble Corp. PLC (A)	11,862	468,193
NOV, Inc.	86,082	1,593,378
Oceaneering International, Inc. (A)	16,208	285,747
Oil States International, Inc. (A)	10,683	88,989
Patterson-UTI Energy, Inc.	34,452	403,088
ProFrac Holding Corp., Class A (A)	2,724	34,513
ProPetro Holding Corp. (A)	13,994	100,617
RPC, Inc.	12,071	92,826
Schlumberger, Ltd.	156,148	7,666,867
Select Energy Services, Inc., Class A	11,544	80,346
Solaris Oilfield Infrastructure, Inc., Class A	5,365	45,817
Tenaris SA	68,900	976,257
TETRA Technologies, Inc. (A)	20,490	54,299
Tidewater, Inc. (A)	6,879	303,226
U.S. Silica Holdings, Inc. (A)	11,870	141,728
Valaris, Ltd. (A)	22,891	1,489,288
Weatherford International PLC (A)	11,322	671,961
		26,039,034
Oil, gas and consumable fuels – 4.0%
Aemetis, Inc. (A)(C)	4,964	11,516
Aker BP ASA	46,109	1,130,824
Alto Ingredients, Inc. (A)	12,089	18,134
Amplify Energy Corp. (A)	5,875	40,361
Ampol, Ltd.	34,770	708,888
Antero Midstream Corp.	73,401	769,976
Antero Resources Corp. (A)	60,512	1,397,222
APA Corp.	35,349	1,274,685
Arch Resources, Inc.	2,336	307,091
Ardmore Shipping Corp.	5,611	83,436
Berry Corp.	13,024	102,238
BP PLC	2,647,861	16,735,855
California Resources Corp.	11,644	448,294
Callon Petroleum Company (A)	7,921	264,878
Centrus Energy Corp., Class A (A)	1,716	55,255
Chevron Corp.	195,593	31,912,954
Chord Energy Corp.	15,661	2,107,971
Civitas Resources, Inc.	11,795	806,070
Clean Energy Fuels Corp. (A)	27,414	119,525
CNX Resources Corp. (A)	66,202	1,060,556
Comstock Resources, Inc.	14,668	158,268
ConocoPhillips	134,561	13,349,797
CONSOL Energy, Inc.	5,479	319,261
Coterra Energy, Inc.	86,691	2,127,397
Crescent Energy Company, Class A	5,372	60,757
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CVR Energy, Inc.	4,679	$153,378
Delek US Holdings, Inc.	11,227	257,660
Denbury, Inc. (A)	8,005	701,478
Devon Energy Corp.	71,873	3,637,493
DHT Holdings, Inc.	21,642	233,950
Diamondback Energy, Inc.	20,206	2,731,245
Dorian LPG, Ltd.	4,826	96,230
DT Midstream, Inc.	21,203	1,046,792
Earthstone Energy, Inc., Class A (A)	7,196	93,620
Empire Petroleum Corp. (A)	1,721	21,358
ENEOS Holdings, Inc.	447,811	1,571,149
Energy Fuels, Inc. (A)(C)	25,097	140,041
Eni SpA	364,779	5,087,341
EOG Resources, Inc.	64,583	7,403,149
EQT Corp.	40,356	1,287,760
Equinor ASA	138,999	3,951,519
Equitrans Midstream Corp.	160,790	929,366
Excelerate Energy, Inc., Class A	3,006	66,553
Exxon Mobil Corp.	452,768	49,650,539
FLEX LNG, Ltd.	4,594	154,267
Frontline PLC (A)(C)	19,840	328,550
Galp Energia SGPS SA	73,139	827,588
Gevo, Inc. (A)(C)	32,588	50,186
Golar LNG, Ltd. (A)	16,146	348,754
Green Plains, Inc. (A)	8,479	262,764
Gulfport Energy Corp. (A)	1,772	141,760
Hess Corp.	30,508	4,037,429
HF Sinclair Corp.	29,473	1,425,904
HighPeak Energy, Inc. (C)	1,093	25,139
Idemitsu Kosan Company, Ltd.	30,386	665,234
Inpex Corp.	151,741	1,605,802
International Seaways, Inc.	7,750	323,020
Kinder Morgan, Inc.	217,504	3,808,495
Kinetik Holdings, Inc.	2,846	89,080
Kosmos Energy, Ltd. (A)	72,475	539,214
Magnolia Oil & Gas Corp., Class A	26,751	585,312
Marathon Oil Corp.	69,825	1,673,007
Marathon Petroleum Corp.	49,917	6,730,309
Matador Resources Company	42,627	2,031,177
Murphy Oil Corp.	55,619	2,056,791
NACCO Industries, Inc., Class A	665	23,987
Neste OYJ	61,729	3,049,652
NextDecade Corp. (A)	5,400	26,838
Nordic American Tankers, Ltd.	31,997	126,708
Northern Oil and Gas, Inc.	10,726	325,534
Occidental Petroleum Corp.	79,947	4,991,091
OMV AG	21,488	986,796
ONEOK, Inc.	49,142	3,122,483
Par Pacific Holdings, Inc. (A)	7,797	227,672
PBF Energy, Inc., Class A	40,511	1,756,557
PDC Energy, Inc.	20,193	1,295,987
Peabody Energy Corp. (A)	18,835	482,176
Permian Resources Corp.	33,026	346,773
Phillips 66	51,236	5,194,306
Pioneer Natural Resources Company	26,124	5,335,566
Range Resources Corp.	52,953	1,401,666
Ranger Oil Corp., Class A	3,223	131,627
Repsol SA	200,974	3,090,550
REX American Resources Corp. (A)	2,493	71,275
Riley Exploration Permian, Inc.	1,674	63,712
Ring Energy, Inc. (A)(C)	14,656	27,846
SandRidge Energy, Inc. (A)	5,181	74,658
Santos, Ltd.	460,461	2,119,225
Scorpio Tankers, Inc.	7,533	424,183
SFL Corp., Ltd.	18,150	172,425

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Shell PLC	1,029,797	$29,347,742
SilverBow Resources, Inc. (A)	1,906	43,552
Sitio Royalties Corp., Class A (C)	11,418	258,047
SM Energy Company	19,400	546,304
Southwestern Energy Company (A)	241,845	1,209,225
Talos Energy, Inc. (A)	10,650	158,046
Targa Resources Corp.	24,889	1,815,653
Teekay Corp. (A)	12,074	74,617
Teekay Tankers, Ltd., Class A (A)	3,619	155,364
Tellurian, Inc. (A)	82,385	101,334
The Williams Companies, Inc.	133,917	3,998,762
TotalEnergies SE	363,048	21,406,643
Uranium Energy Corp. (A)(C)	52,561	151,376
Ur-Energy, Inc. (A)	36,207	38,379
VAALCO Energy, Inc.	17,111	77,513
Valero Energy Corp.	42,388	5,917,365
Vertex Energy, Inc. (A)(C)	8,733	86,282
Vital Energy, Inc. (A)	2,719	123,823
W&T Offshore, Inc. (A)	14,974	76,068
Washington H. Soul Pattinson & Company, Ltd.	31,600	640,430
Woodside Energy Group, Ltd.	277,045	6,189,226
World Fuel Services Corp.	9,784	249,981
		289,676,637
		315,715,671
Financials – 14.3%
Banks – 5.4%
1st Source Corp.	2,544	109,774
ABN AMRO Bank NV (B)	58,930	934,479
ACNB Corp.	1,433	46,644
AIB Group PLC	156,031	631,542
Amalgamated Financial Corp.	2,218	39,236
Amerant Bancorp, Inc.	4,508	98,094
American National Bankshares, Inc.	1,930	61,181
Ameris Bancorp	10,616	388,333
ANZ Group Holdings, Ltd.	436,448	6,725,714
Arrow Financial Corp.	2,448	60,980
Associated Banc-Corp.	56,785	1,020,994
Atlantic Union Bankshares Corp.	11,964	419,338
Axos Financial, Inc. (A)	9,176	338,778
Banc of California, Inc.	8,581	107,520
BancFirst Corp.	3,099	257,527
Banco Bilbao Vizcaya Argentaria SA (C)	879,849	6,290,356
Banco Santander SA	2,450,459	9,131,585
Bank First Corp.	988	72,697
Bank Hapoalim BM	185,304	1,542,193
Bank Leumi Le-Israel BM	225,255	1,704,005
Bank of America Corp.	767,388	21,947,297
Bank of Hawaii Corp.	8,730	454,658
Bank of Ireland Group PLC	156,171	1,580,185
Bank of Marin Bancorp	2,732	59,803
Bank OZK	24,138	825,520
BankUnited, Inc.	12,290	277,508
Bankwell Financial Group, Inc.	1,072	26,650
Banner Corp.	5,397	293,435
Banque Cantonale Vaudoise	4,395	414,739
Bar Harbor Bankshares	2,702	71,468
Barclays PLC	2,313,411	4,163,918
BayCom Corp.	2,501	42,717
BCB Bancorp, Inc.	2,436	31,985
Berkshire Hills Bancorp, Inc.	7,002	175,470
Blue Foundry Bancorp (A)	4,917	46,810
Blue Ridge Bankshares, Inc.	3,257	33,221
BNP Paribas SA	162,091	9,679,674
BOC Hong Kong Holdings, Ltd.	539,741	1,680,351
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bridgewater Bancshares, Inc. (A)	3,591	$38,926
Brookline Bancorp, Inc.	15,702	164,871
Business First Bancshares, Inc.	3,628	62,148
Byline Bancorp, Inc.	4,070	87,993
Cadence Bank	68,912	1,430,613
CaixaBank SA	646,868	2,524,048
Cambridge Bancorp	1,132	73,365
Camden National Corp.	2,141	77,483
Capital Bancorp, Inc.	1,720	28,621
Capital City Bank Group, Inc.	2,218	65,010
Capitol Federal Financial, Inc.	21,360	143,753
Capstar Financial Holdings, Inc.	3,788	57,388
Carter Bankshares, Inc. (A)	4,219	59,066
Cathay General Bancorp	27,319	943,052
Central Pacific Financial Corp.	4,617	82,644
Citigroup, Inc.	212,953	9,985,366
Citizens & Northern Corp.	2,800	59,864
Citizens Financial Group, Inc.	54,149	1,644,505
City Holding Company	2,209	200,754
Civista Bancshares, Inc.	2,694	45,475
CNB Financial Corp.	2,747	52,742
Coastal Financial Corp. (A)	1,726	62,153
Colony Bankcorp, Inc.	3,392	34,598
Columbia Banking System, Inc.	58,024	1,242,874
Columbia Financial, Inc. (A)	5,330	97,432
Comerica, Inc.	14,400	625,248
Commerce Bancshares, Inc.	24,928	1,454,549
Commerzbank AG (A)	155,321	1,635,256
Commonwealth Bank of Australia	247,247	16,324,611
Community Bank System, Inc.	8,393	440,549
Community Trust Bancorp, Inc.	2,342	88,879
Concordia Financial Group, Ltd.	158,846	585,498
ConnectOne Bancorp, Inc.	6,241	110,341
Credit Agricole SA	177,575	2,003,259
CrossFirst Bankshares, Inc. (A)	7,499	78,590
Cullen/Frost Bankers, Inc.	14,104	1,485,715
Customers Bancorp, Inc. (A)	4,897	90,692
CVB Financial Corp.	20,851	347,795
Danske Bank A/S (A)	100,641	2,024,775
DBS Group Holdings, Ltd.	264,283	6,570,534
Dime Community Bancshares, Inc.	5,249	119,257
DNB Bank ASA	135,728	2,428,953
Eagle Bancorp, Inc.	5,068	169,626
East West Bancorp, Inc.	30,888	1,714,284
Eastern Bankshares, Inc.	24,817	313,191
Enterprise Financial Services Corp.	5,558	247,831
Equity Bancshares, Inc., Class A	2,605	63,484
Erste Group Bank AG	50,169	1,662,066
Esquire Financial Holdings, Inc.	1,205	47,116
Farmers & Merchants Bancorp, Inc.	2,104	51,169
Farmers National Banc Corp.	5,537	69,988
FB Financial Corp.	5,728	178,026
Fifth Third Bancorp	75,138	2,001,676
Financial Institutions, Inc.	2,492	48,046
FinecoBank Banca Fineco SpA	89,022	1,363,915
First Bancorp (North Carolina)	5,614	199,409
First Bancorp (Puerto Rico)	29,449	336,308
First Bank	3,111	31,421
First Busey Corp.	8,174	166,259
First Business Financial Services, Inc.	1,340	40,883
First Commonwealth Financial Corp.	14,765	183,529
First Community Bankshares, Inc.	2,623	65,706
First Financial Bancorp	14,944	325,331
First Financial Bankshares, Inc.	49,225	1,570,278
First Financial Corp.	1,603	60,080

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Foundation, Inc.	8,521	$63,481
First Horizon Corp.	117,596	2,090,857
First International Bank of Israel, Ltd.	8,051	284,987
First Internet Bancorp	1,546	25,741
First Interstate BancSystem, Inc., Class A	14,433	430,969
First Merchants Corp.	9,088	299,450
First Mid Bancshares, Inc.	3,209	87,349
First Republic Bank (C)	20,427	285,774
First Western Financial, Inc. (A)	1,401	27,740
Five Star Bancorp	2,056	43,875
Flushing Financial Corp.	4,672	69,566
FNB Corp.	78,996	916,354
Fulton Financial Corp.	62,343	861,580
FVCBankcorp, Inc. (A)	3,032	32,291
German American Bancorp, Inc.	4,359	145,460
Glacier Bancorp, Inc.	41,909	1,760,597
Great Southern Bancorp, Inc.	1,346	68,215
Greene County Bancorp, Inc.	1,068	24,222
Guaranty Bancshares, Inc.	1,435	39,993
Hancock Whitney Corp.	32,483	1,182,381
Hang Seng Bank, Ltd.	111,590	1,586,288
Hanmi Financial Corp.	4,853	90,120
HarborOne Bancorp, Inc.	7,441	90,780
Heartland Financial USA, Inc.	6,487	248,841
Heritage Commerce Corp.	9,631	80,226
Heritage Financial Corp.	5,423	116,052
Hilltop Holdings, Inc.	7,939	235,550
Home Bancorp, Inc.	1,215	40,131
Home BancShares, Inc.	71,547	1,553,285
HomeStreet, Inc.	3,106	55,877
HomeTrust Bancshares, Inc.	2,759	67,844
Hope Bancorp, Inc.	18,488	181,552
Horizon Bancorp, Inc.	6,838	75,628
HSBC Holdings PLC	2,913,559	19,801,987
Huntington Bancshares, Inc.	158,663	1,777,026
Independent Bank Corp. (Massachusetts)	7,246	475,483
Independent Bank Corp. (Michigan)	3,464	61,555
Independent Bank Group, Inc.	5,724	265,307
ING Groep NV	543,736	6,457,047
International Bancshares Corp.	20,004	856,571
Intesa Sanpaolo SpA	2,355,044	6,044,081
Israel Discount Bank, Ltd., Class A	180,492	886,618
Japan Post Bank Company, Ltd.	60,200	491,681
John Marshall Bancorp, Inc.	1,961	42,358
JPMorgan Chase & Co.	322,502	42,025,236
KBC Group NV	36,496	2,507,668
Kearny Financial Corp.	10,337	83,936
KeyCorp	102,614	1,284,727
Lakeland Bancorp, Inc.	9,943	155,509
Lakeland Financial Corp.	3,843	240,726
Live Oak Bancshares, Inc.	5,415	131,964
Lloyds Banking Group PLC	9,816,563	5,771,619
Luther Burbank Corp.	2,341	22,193
M&T Bank Corp.	18,613	2,225,556
Macatawa Bank Corp.	5,177	52,909
Mediobanca Banca di Credito Finanziario SpA	86,631	870,548
Mercantile Bank Corp.	2,493	76,236
Metrocity Bankshares, Inc.	3,135	53,577
Metropolitan Bank Holding Corp. (A)	1,677	56,834
Mid Penn Bancorp, Inc.	2,432	62,284
Midland States Bancorp, Inc.	3,428	73,428
MidWestOne Financial Group, Inc.	2,413	58,925
Mitsubishi UFJ Financial Group, Inc.	1,744,168	11,177,794
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mizrahi Tefahot Bank, Ltd.	22,513	$705,756
Mizuho Financial Group, Inc.	351,950	4,986,275
MVB Financial Corp.	1,880	38,803
National Australia Bank, Ltd.	460,000	8,571,341
National Bank Holdings Corp., Class A	4,601	153,949
NatWest Group PLC	775,465	2,530,361
NBT Bancorp, Inc.	6,560	221,138
New York Community Bancorp, Inc.	149,287	1,349,554
Nicolet Bankshares, Inc. (A)	1,917	120,867
Nordea Bank ABP (Nasdaq Stockholm Exchange)	482,715	5,154,571
Northeast Bank	1,189	40,022
Northfield Bancorp, Inc.	7,144	84,156
Northwest Bancshares, Inc.	18,768	225,779
OceanFirst Financial Corp.	9,257	171,069
OFG Bancorp	7,204	179,668
Old National Bancorp	110,606	1,594,939
Old Second Bancorp, Inc.	7,010	98,561
Origin Bancorp, Inc.	3,579	115,065
Orrstown Financial Services, Inc.	2,089	41,488
Oversea-Chinese Banking Corp., Ltd.	494,024	4,605,184
Pacific Premier Bancorp, Inc.	15,026	360,925
PacWest Bancorp (C)	25,798	251,015
Park National Corp.	2,237	265,241
Parke Bancorp, Inc.	1,991	35,400
Pathward Financial, Inc.	4,655	193,136
PCB Bancorp	2,205	31,950
Peapack-Gladstone Financial Corp.	2,835	83,973
Peoples Bancorp, Inc.	4,442	114,382
Peoples Financial Services Corp.	1,123	48,682
Pinnacle Financial Partners, Inc.	16,765	924,757
Preferred Bank	2,086	114,334
Premier Financial Corp.	5,763	119,467
Primis Financial Corp.	4,372	42,102
Prosperity Bancshares, Inc.	20,011	1,231,077
Provident Bancorp, Inc.	2,915	19,939
Provident Financial Services, Inc.	11,585	222,200
QCR Holdings, Inc.	2,569	112,805
RBB Bancorp	2,526	39,153
Red River Bancshares, Inc.	769	36,997
Regions Financial Corp.	102,692	1,905,964
Renasant Corp.	8,790	268,798
Republic Bancorp, Inc., Class A	1,382	58,638
Resona Holdings, Inc.	315,246	1,520,791
S&T Bancorp, Inc.	6,129	192,757
Sandy Spring Bancorp, Inc.	7,046	183,055
Seacoast Banking Corp. of Florida	11,637	275,797
ServisFirst Bancshares, Inc.	7,994	436,712
Shizuoka Financial Group, Inc.	65,108	467,535
Shore Bancshares, Inc.	3,283	46,881
Sierra Bancorp	2,600	44,772
Silvergate Capital Corp., Class A (A)	5,037	8,160
Simmons First National Corp., Class A	19,488	340,845
Skandinaviska Enskilda Banken AB, A Shares (C)	235,780	2,602,601
SmartFinancial, Inc.	2,771	64,121
Societe Generale SA	117,806	2,654,328
South Plains Financial, Inc.	1,651	35,348
Southern First Bancshares, Inc. (A)	1,457	44,730
Southern Missouri Bancorp, Inc.	1,350	50,504
Southside Bancshares, Inc.	4,892	162,414
SouthState Corp.	28,480	2,029,485
Standard Chartered PLC	359,016	2,721,005
Stellar Bancorp, Inc.	7,175	176,577
Stock Yards Bancorp, Inc.	4,535	250,060

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	190,558	$7,625,667
Sumitomo Mitsui Trust Holdings, Inc.	48,383	1,662,244
Svenska Handelsbanken AB, A Shares (C)	212,821	1,843,212
Swedbank AB, A Shares (C)	132,136	2,172,926
Synovus Financial Corp.	31,883	982,953
Texas Capital Bancshares, Inc. (A)	18,585	909,922
The Bancorp, Inc. (A)	8,916	248,311
The Bank of NT Butterfield & Son, Ltd.	7,844	211,788
The Chiba Bank, Ltd.	77,364	499,328
The First Bancshares, Inc.	3,245	83,818
The First of Long Island Corp.	3,807	51,395
The Hingham Institution for Savings	243	56,726
The PNC Financial Services Group, Inc.	44,089	5,603,712
Third Coast Bancshares, Inc. (A)	2,438	38,301
Tompkins Financial Corp.	2,144	141,954
Towne Bank	10,785	287,420
TriCo Bancshares	4,927	204,914
Triumph Financial, Inc. (A)	3,826	222,138
Truist Financial Corp.	145,884	4,974,644
Trustmark Corp.	9,684	239,195
U.S. Bancorp	153,182	5,522,211
UMB Financial Corp.	16,526	953,881
UniCredit SpA	280,308	5,283,205
United Bankshares, Inc.	50,177	1,766,230
United Community Banks, Inc.	16,830	473,260
United Overseas Bank, Ltd.	172,239	3,863,155
Unity Bancorp, Inc.	1,401	31,957
Univest Financial Corp.	4,778	113,430
USCB Financial Holdings, Inc. (A)	2,270	22,450
Valley National Bancorp	161,155	1,489,072
Veritex Holdings, Inc.	8,476	154,772
Washington Federal, Inc.	10,284	309,754
Washington Trust Bancorp, Inc.	2,679	92,854
Webster Financial Corp.	38,133	1,503,203
Wells Fargo & Company	418,958	15,660,650
WesBanco, Inc.	9,168	281,458
West BanCorp, Inc.	3,081	56,290
Westamerica BanCorp	4,012	177,732
Westpac Banking Corp.	510,848	7,437,746
Wintrust Financial Corp.	13,316	971,402
WSFS Financial Corp.	9,885	371,775
Zions Bancorp NA	16,450	492,349
		382,497,048
Capital markets – 2.5%
3i Group PLC	142,010	2,959,982
abrdn PLC	295,931	744,819
Affiliated Managers Group, Inc.	8,255	1,175,677
Ameriprise Financial, Inc.	11,578	3,548,657
Amundi SA (B)	8,923	562,230
Artisan Partners Asset Management, Inc., Class A	9,622	307,712
AssetMark Financial Holdings, Inc. (A)	3,470	109,132
ASX, Ltd.	28,247	1,233,566
Avantax, Inc. (A)	7,603	200,111
B. Riley Financial, Inc. (C)	3,320	94,255
Bakkt Holdings, Inc. (A)(C)	11,838	20,361
BGC Partners, Inc., Class A	51,519	269,444
BlackRock, Inc.	16,465	11,017,061
Brightsphere Investment Group, Inc.	5,273	124,337
Cboe Global Markets, Inc.	11,664	1,565,775
CME Group, Inc.	39,551	7,574,808
Cohen & Steers, Inc.	4,070	260,317
Credit Suisse Group AG (C)	525,559	471,965
Daiwa Securities Group, Inc.	194,608	913,610
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Deutsche Bank AG	301,562	$3,066,643
Deutsche Boerse AG	27,723	5,397,946
Diamond Hill Investment Group, Inc.	479	78,834
Donnelley Financial Solutions, Inc. (A)	4,145	169,365
Ellington Financial, Inc.	9,122	111,380
EQT AB	51,872	1,059,609
Euronext NV (B)	12,502	957,339
Evercore, Inc., Class A	7,830	903,425
FactSet Research Systems, Inc.	4,206	1,745,869
Federated Hermes, Inc.	32,104	1,288,655
Focus Financial Partners, Inc., Class A (A)	9,375	486,281
Franklin Resources, Inc.	31,358	844,785
Futu Holdings, Ltd., ADR (A)	8,700	451,095
GCM Grosvenor, Inc., Class A	6,948	54,264
Hamilton Lane, Inc., Class A	5,678	420,058
Hargreaves Lansdown PLC	51,905	514,195
Hong Kong Exchanges & Clearing, Ltd.	175,771	7,790,996
Houlihan Lokey, Inc.	7,964	696,770
Interactive Brokers Group, Inc., Class A	22,544	1,861,233
Intercontinental Exchange, Inc.	61,445	6,408,099
Invesco, Ltd.	50,005	820,082
Janus Henderson Group PLC	29,043	773,706
Japan Exchange Group, Inc.	73,300	1,121,041
Jefferies Financial Group, Inc.	39,650	1,258,491
Julius Baer Group, Ltd.	31,196	2,130,950
London Stock Exchange Group PLC	47,797	4,642,507
Macquarie Group, Ltd.	53,571	6,342,790
MarketAxess Holdings, Inc.	4,138	1,619,158
Moelis & Company, Class A	10,215	392,665
Moody's Corp.	17,323	5,301,184
Morgan Stanley	143,647	12,612,207
MSCI, Inc.	8,791	4,920,235
Nasdaq, Inc.	37,271	2,037,606
Nomura Holdings, Inc.	424,613	1,637,018
Northern Trust Corp.	22,916	2,019,587
Open Lending Corp., Class A (A)	17,590	123,834
Oppenheimer Holdings, Inc., Class A	1,293	50,621
Partners Group Holding AG	3,311	3,118,043
Perella Weinberg Partners	7,092	64,537
Piper Sandler Companies	2,715	376,326
PJT Partners, Inc., Class A	3,745	270,352
Raymond James Financial, Inc.	21,310	1,987,584
S&P Global, Inc.	36,195	12,478,950
SBI Holdings, Inc.	35,790	710,783
Schroders PLC	129,367	737,709
Sculptor Capital Management, Inc.	4,475	38,530
SEI Investments Company	22,345	1,285,955
Silvercrest Asset Management Group, Inc., Class A	1,687	30,670
Singapore Exchange, Ltd.	125,048	885,528
St. James's Place PLC	79,406	1,191,523
State Street Corp.	38,375	2,904,604
StepStone Group, Inc., Class A	8,581	208,261
Stifel Financial Corp.	23,087	1,364,211
StoneX Group, Inc. (A)	2,733	282,947
T. Rowe Price Group, Inc.	24,661	2,784,227
The Bank of New York Mellon Corp.	80,871	3,674,778
The Charles Schwab Corp.	167,706	8,784,440
The Goldman Sachs Group, Inc.	37,232	12,178,960
UBS Group AG	488,564	10,338,400
Victory Capital Holdings, Inc., Class A	2,622	76,746
Virtus Investment Partners, Inc.	1,121	213,427

241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
WisdomTree, Inc.	22,254	$130,408
		181,382,241
Consumer finance – 0.3%
American Express Company	65,458	10,797,297
Bread Financial Holdings, Inc.	7,955	241,196
Capital One Financial Corp.	41,923	4,031,316
Discover Financial Services	29,356	2,901,547
Encore Capital Group, Inc. (A)	3,647	183,991
Enova International, Inc. (A)	4,941	219,529
EZCORP, Inc., Class A (A)	8,319	71,543
FirstCash Holdings, Inc.	14,267	1,360,644
Green Dot Corp., Class A (A)	7,839	134,674
LendingClub Corp. (A)	16,813	121,222
LendingTree, Inc. (A)	1,878	50,067
Moneylion, Inc. (A)	22,870	12,986
Navient Corp.	38,959	622,954
Nelnet, Inc., Class A	2,231	205,007
NerdWallet, Inc., Class A (A)(C)	4,412	71,386
Oportun Financial Corp. (A)	5,301	20,462
PRA Group, Inc. (A)	6,251	243,539
PROG Holdings, Inc. (A)	8,161	194,150
Regional Management Corp.	1,258	32,821
SLM Corp.	52,749	653,560
Synchrony Financial	48,051	1,397,323
World Acceptance Corp. (A)	675	56,221
		23,623,435
Financial services – 2.9%
Adyen NV (A)(B)	3,164	5,041,606
Alerus Financial Corp.	2,712	43,528
A-Mark Precious Metals, Inc.	2,826	97,921
AvidXchange Holdings, Inc. (A)	23,675	184,665
Banco Latinoamericano de Comercio Exterior SA, Class E	4,409	76,628
Berkshire Hathaway, Inc., Class B (A)	198,097	61,166,411
Cannae Holdings, Inc. (A)	11,553	233,140
Cantaloupe, Inc. (A)	10,453	59,582
Cass Information Systems, Inc.	2,215	95,932
Compass Diversified Holdings	10,084	192,403
Edenred	36,417	2,155,329
Enact Holdings, Inc.	4,630	105,842
Essent Group, Ltd.	40,319	1,614,776
Eurazeo SE	6,358	452,565
Euronet Worldwide, Inc. (A)	10,325	1,155,368
EVERTEC, Inc.	9,854	332,573
EXOR NV (A)	15,824	1,304,839
Federal Agricultural Mortgage Corp., Class C	1,428	190,195
Fidelity National Information Services, Inc.	65,241	3,544,544
Fiserv, Inc. (A)	69,820	7,891,755
FleetCor Technologies, Inc. (A)	8,109	1,709,783
Flywire Corp. (A)	9,044	265,532
Global Payments, Inc.	28,925	3,044,067
GMO Payment Gateway, Inc.	6,100	528,122
Groupe Bruxelles Lambert NV	14,510	1,238,284
i3 Verticals, Inc., Class A (A)	3,530	86,591
Industrivarden AB, A Shares	19,028	514,280
Industrivarden AB, C Shares	22,467	605,808
International Money Express, Inc. (A)	5,161	133,051
Investor AB, A Shares	72,768	1,484,828
Investor AB, B Shares	265,835	5,295,588
Jack Henry & Associates, Inc.	8,025	1,209,528
Jackson Financial, Inc., Class A	11,689	437,285
Kinnevik AB, B Shares (A)	35,410	529,482
L.E. Lundbergforetagen AB, B Shares	11,089	502,192
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
M&G PLC	325,443	$797,671
Marqeta, Inc., Class A (A)	69,889	319,393
Mastercard, Inc., Class A	92,766	33,712,092
Merchants Bancorp	2,593	67,522
MGIC Investment Corp.	64,304	862,960
Mitsubishi HC Capital, Inc.	96,296	497,248
MoneyGram International, Inc. (A)	14,974	156,029
Mr. Cooper Group, Inc. (A)	11,033	452,022
Nexi SpA (A)(B)	86,121	699,917
NMI Holdings, Inc., Class A (A)	13,280	296,542
ORIX Corp.	174,383	2,875,229
Payoneer Global, Inc. (A)	34,784	218,444
PayPal Holdings, Inc. (A)	124,393	9,446,404
Paysafe, Ltd. (A)	4,831	83,431
PennyMac Financial Services, Inc.	4,293	255,906
Radian Group, Inc.	24,783	547,704
Remitly Global, Inc. (A)	16,143	273,624
Repay Holdings Corp. (A)	14,685	96,480
Sofina SA	2,249	505,118
StoneCo, Ltd., Class A (A)	44,560	425,102
The Western Union Company	81,851	912,639
TrustCo Bank Corp. NY	3,014	96,267
Visa, Inc., Class A	178,661	40,280,909
Voya Financial, Inc.	21,257	1,519,025
Walker & Dunlop, Inc.	4,941	376,356
Waterstone Financial, Inc.	2,686	40,639
Wendel SE	3,888	411,116
WEX, Inc. (A)	9,553	1,756,701
Worldline SA (A)(B)	34,903	1,483,326
		202,989,839
Insurance – 3.1%
Admiral Group PLC	26,512	665,740
Aegon NV	261,617	1,123,163
Aflac, Inc.	61,558	3,971,722
Ageas SA/NV	23,531	1,017,911
AIA Group, Ltd.	1,725,135	18,092,103
Allianz SE	58,847	13,584,009
Ambac Financial Group, Inc. (A)	7,266	112,478
American Equity Investment Life Holding Company	11,300	412,337
American Financial Group, Inc.	15,310	1,860,165
American International Group, Inc.	81,690	4,113,908
AMERISAFE, Inc.	3,050	149,298
Aon PLC, Class A	22,583	7,120,194
Arch Capital Group, Ltd. (A)	40,667	2,760,069
Argo Group International Holdings, Ltd.	5,215	152,747
Arthur J. Gallagher & Company	23,319	4,461,158
Assicurazioni Generali SpA	162,073	3,229,239
Assurant, Inc.	5,809	697,487
Aviva PLC	408,995	2,042,985
AXA SA	274,453	8,375,639
Baloise Holding AG	6,683	1,040,652
Bright Health Group, Inc. (A)(C)	33,118	7,296
Brighthouse Financial, Inc. (A)	14,963	660,018
Brown & Brown, Inc.	25,844	1,483,962
BRP Group, Inc., Class A (A)	9,622	244,976
Chubb, Ltd.	45,634	8,861,210
Cincinnati Financial Corp.	17,282	1,936,967
CNO Financial Group, Inc.	43,172	957,987
Dai-ichi Life Holdings, Inc.	142,937	2,627,679
Donegal Group, Inc., Class A	2,702	41,287
eHealth, Inc. (A)	3,180	29,765
Employers Holdings, Inc.	4,331	180,559
Enstar Group, Ltd. (A)	1,785	413,745
Everest Re Group, Ltd.	4,306	1,541,634

242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
First American Financial Corp.	22,691	$1,262,981
Genworth Financial, Inc., Class A (A)	78,400	393,568
Gjensidige Forsikring ASA (C)	29,181	477,175
Globe Life, Inc.	9,946	1,094,259
Goosehead Insurance, Inc., Class A (A)	3,130	163,386
Greenlight Capital Re, Ltd., Class A (A)	5,223	49,044
Hannover Rueck SE	8,798	1,720,716
HCI Group, Inc.	1,147	61,479
Hippo Holdings, Inc. (A)	2,914	47,294
Horace Mann Educators Corp.	6,441	215,645
Insurance Australia Group, Ltd.	359,679	1,132,159
Investors Title Company	248	37,448
James River Group Holdings, Ltd.	6,039	124,705
Japan Post Holdings Company, Ltd.	346,900	2,815,430
Japan Post Insurance Company, Ltd.	29,200	455,107
Kemper Corp.	14,017	766,169
Kinsale Capital Group, Inc.	8,204	2,462,431
Legal & General Group PLC	871,501	2,577,555
Lemonade, Inc. (A)	7,541	107,535
Lincoln National Corp.	16,930	380,417
Loews Corp.	21,446	1,244,297
Marsh & McLennan Companies, Inc.	54,424	9,064,317
MBIA, Inc. (A)	7,847	72,663
Medibank Private, Ltd.	401,830	906,797
Mercury General Corp.	4,377	138,926
MetLife, Inc.	72,464	4,198,564
MS&AD Insurance Group Holdings, Inc.	62,551	1,938,509
Muenchener Rueckversicherungs-Gesellschaft AG	20,442	7,147,248
National Western Life Group, Inc., Class A	348	84,432
NN Group NV	40,709	1,478,140
Old Republic International Corp.	60,450	1,509,437
Oscar Health, Inc., Class A (A)	19,718	128,956
Palomar Holdings, Inc. (A)	3,882	214,286
Phoenix Group Holdings PLC	109,456	739,531
Poste Italiane SpA (B)	76,229	777,351
Primerica, Inc.	8,086	1,392,733
Principal Financial Group, Inc.	25,020	1,859,486
ProAssurance Corp.	8,690	160,591
Prudential Financial, Inc.	40,461	3,347,743
Prudential PLC	401,151	5,492,409
QBE Insurance Group, Ltd.	216,632	2,120,939
Reinsurance Group of America, Inc.	14,612	1,939,889
RenaissanceRe Holdings, Ltd.	9,581	1,919,458
RLI Corp.	15,082	2,004,549
Safety Insurance Group, Inc.	2,233	166,403
Sampo OYJ, A Shares	70,001	3,303,006
Selective Insurance Group, Inc.	22,737	2,167,518
SiriusPoint, Ltd. (A)	15,332	124,649
Sompo Holdings, Inc.	45,691	1,810,510
Stewart Information Services Corp.	4,345	175,321
Suncorp Group, Ltd.	184,442	1,498,614
Swiss Life Holding AG	4,498	2,775,745
Swiss Re AG	44,010	4,521,299
T&D Holdings, Inc.	77,325	958,356
The Allstate Corp.	28,916	3,204,182
The Hanover Insurance Group, Inc.	7,802	1,002,557
The Hartford Financial Services Group, Inc.	34,645	2,414,410
The Progressive Corp.	64,309	9,200,046
The Travelers Companies, Inc.	25,409	4,355,357
Tiptree, Inc.	4,434	64,603
Tokio Marine Holdings, Inc.	267,855	5,154,854
Trupanion, Inc. (A)	6,295	269,993
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tryg A/S	52,536	$1,148,729
United Fire Group, Inc.	3,499	92,898
Universal Insurance Holdings, Inc.	4,625	84,268
Unum Group	40,981	1,621,208
W.R. Berkley Corp.	22,396	1,394,375
Willis Towers Watson PLC	11,738	2,727,676
Zurich Insurance Group AG	21,954	10,520,326
		220,952,746
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,855	34,717
Annaly Capital Management, Inc.	102,628	1,961,221
Apollo Commercial Real Estate Finance, Inc.	22,549	209,931
Arbor Realty Trust, Inc.	26,532	304,853
Ares Commercial Real Estate Corp.	8,209	74,620
ARMOUR Residential REIT, Inc.	18,885	99,146
Blackstone Mortgage Trust, Inc., Class A	26,974	481,486
BrightSpire Capital, Inc.	15,443	91,114
Broadmark Realty Capital, Inc.	21,441	100,773
Chimera Investment Corp.	37,724	212,763
Claros Mortgage Trust, Inc.	14,724	171,535
Dynex Capital, Inc.	7,077	85,773
Franklin BSP Realty Trust, Inc.	13,590	162,129
Granite Point Mortgage Trust, Inc.	8,902	44,154
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (C)	13,722	392,449
Invesco Mortgage Capital, Inc.	5,717	63,402
KKR Real Estate Finance Trust, Inc.	8,727	99,401
Ladder Capital Corp.	18,132	171,347
MFA Financial, Inc.	16,790	166,557
New York Mortgage Trust, Inc.	15,472	154,101
Orchid Island Capital, Inc.	6,099	65,442
PennyMac Mortgage Investment Trust	14,545	179,340
Ready Capital Corp.	11,671	118,694
Redwood Trust, Inc.	19,096	128,707
Starwood Property Trust, Inc.	67,844	1,200,160
TPG RE Finance Trust, Inc.	11,655	84,615
Two Harbors Investment Corp.	13,947	205,160
		7,063,590
		1,018,508,899
Health care – 13.1%
Biotechnology – 2.0%
2seventy bio, Inc. (A)	6,252	63,770
4D Molecular Therapeutics, Inc. (A)	5,137	88,305
Aadi Bioscience, Inc. (A)	2,411	17,456
AbbVie, Inc.	194,442	30,988,222
Absci Corp. (A)(C)	10,290	18,008
ACADIA Pharmaceuticals, Inc. (A)	19,264	362,548
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Adicet Bio, Inc. (A)	4,533	26,110
ADMA Biologics, Inc. (A)	29,862	98,843
Aduro Biotech, Inc. (A)(D)	2,435	4,919
Aerovate Therapeutics, Inc. (A)(C)	1,523	30,719
Affimed NV (A)	24,202	18,045
Agenus, Inc. (A)	48,502	73,723
Agios Pharmaceuticals, Inc. (A)	8,823	202,664
Akero Therapeutics, Inc. (A)	5,433	207,867
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Alector, Inc. (A)	10,218	63,249
Alkermes PLC (A)	26,138	736,830
Allogene Therapeutics, Inc. (A)	12,924	63,845
Allovir, Inc. (A)	5,009	19,735
Alpine Immune Sciences, Inc. (A)	2,996	23,129
ALX Oncology Holdings, Inc. (A)	3,473	15,698

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	58,710	$14,193,143
Amicus Therapeutics, Inc. (A)	44,177	489,923
AnaptysBio, Inc. (A)	3,190	69,414
Anavex Life Sciences Corp. (A)(C)	11,166	95,693
Anika Therapeutics, Inc. (A)	2,422	69,560
Apellis Pharmaceuticals, Inc. (A)	14,996	989,136
Arbutus Biopharma Corp. (A)	18,169	55,052
Arcellx, Inc. (A)	4,787	147,487
Arcturus Therapeutics Holdings, Inc. (A)	3,737	89,576
Arcus Biosciences, Inc. (A)	8,233	150,170
Arcutis Biotherapeutics, Inc. (A)	6,601	72,611
Argenx SE (A)	8,072	2,997,581
Arrowhead Pharmaceuticals, Inc. (A)	40,232	1,021,893
Atara Biotherapeutics, Inc. (A)	15,306	44,387
Aura Biosciences, Inc. (A)	3,053	28,332
Aurinia Pharmaceuticals, Inc. (A)	21,472	235,333
Avid Bioservices, Inc. (A)	9,736	182,647
Avidity Biosciences, Inc. (A)	8,381	128,648
Beam Therapeutics, Inc. (A)	10,196	312,202
BioCryst Pharmaceuticals, Inc. (A)	29,735	247,990
Biogen, Inc. (A)	15,833	4,402,049
Biohaven, Ltd. (A)	9,928	135,616
Bioxcel Therapeutics, Inc. (A)	3,246	60,570
Bluebird Bio, Inc. (A)	13,199	41,973
Blueprint Medicines Corp. (A)	9,588	431,364
Bridgebio Pharma, Inc. (A)	16,936	280,799
C4 Therapeutics, Inc. (A)	7,117	22,347
CareDx, Inc. (A)	8,224	75,167
Caribou Biosciences, Inc. (A)	9,142	48,544
Catalyst Pharmaceuticals, Inc. (A)	15,310	253,840
Celldex Therapeutics, Inc. (A)	7,351	264,489
Celularity, Inc. (A)	11,796	7,310
Century Therapeutics, Inc. (A)	3,549	12,315
Cerevel Therapeutics Holdings, Inc. (A)	8,830	215,364
Chimerix, Inc. (A)	14,974	18,867
Chinook Therapeutics, Inc. (A)	7,940	183,811
Cogent Biosciences, Inc. (A)	10,312	111,266
Coherus Biosciences, Inc. (A)	12,009	82,142
Crinetics Pharmaceuticals, Inc. (A)	8,523	136,879
CSL, Ltd.	70,360	13,626,650
CTI BioPharma Corp. (A)	16,239	68,204
Cullinan Oncology, Inc. (A)	5,058	51,743
Cytokinetics, Inc. (A)	13,131	462,080
Day One Biopharmaceuticals, Inc. (A)	4,426	59,176
Deciphera Pharmaceuticals, Inc. (A)	7,222	111,580
Denali Therapeutics, Inc. (A)	17,106	394,122
Design Therapeutics, Inc. (A)	5,512	31,804
Dynavax Technologies Corp. (A)	19,009	186,478
Dyne Therapeutics, Inc. (A)	5,013	57,750
Eagle Pharmaceuticals, Inc. (A)	1,753	49,733
Editas Medicine, Inc. (A)	11,231	81,425
Emergent BioSolutions, Inc. (A)	8,139	84,320
Enanta Pharmaceuticals, Inc. (A)	3,160	127,790
EQRx, Inc. (A)	32,468	62,988
Erasca, Inc. (A)	10,714	32,249
Exelixis, Inc. (A)	71,022	1,378,537
Fate Therapeutics, Inc. (A)	13,387	76,306
FibroGen, Inc. (A)	14,055	262,266
Foghorn Therapeutics, Inc. (A)	3,495	21,669
Generation Bio Company (A)	8,275	35,583
Genmab A/S (A)	9,613	3,633,765
Geron Corp. (A)	57,593	124,977
Gilead Sciences, Inc.	137,106	11,375,685
Gossamer Bio, Inc. (A)	10,023	12,629
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
GreenLight Biosciences Holdings PBC (A)	12,616	$5,455
Grifols SA (A)	43,524	430,811
Halozyme Therapeutics, Inc. (A)	51,126	1,952,502
Heron Therapeutics, Inc. (A)	17,053	25,750
HilleVax, Inc. (A)	2,619	43,292
Icosavax, Inc. (A)	3,656	21,205
Ideaya Biosciences, Inc. (A)	6,864	94,243
IGM Biosciences, Inc. (A)	1,754	24,100
ImmunityBio, Inc. (A)(C)	13,352	24,301
ImmunoGen, Inc. (A)	34,496	132,465
Immunovant, Inc. (A)	6,970	108,105
Incyte Corp. (A)	20,347	1,470,478
Inhibrx, Inc. (A)	5,114	96,501
Inovio Pharmaceuticals, Inc. (A)	40,545	33,247
Insmed, Inc. (A)	21,173	361,000
Intellia Therapeutics, Inc. (A)	13,415	499,977
Intercept Pharmaceuticals, Inc. (A)	3,967	53,277
Invivyd, Inc. (A)	8,414	10,097
Iovance Biotherapeutics, Inc. (A)	24,261	148,235
Ironwood Pharmaceuticals, Inc. (A)	21,774	229,062
iTeos Therapeutics, Inc. (A)	3,813	51,895
IVERIC bio, Inc. (A)	21,329	518,935
Janux Therapeutics, Inc. (A)	2,835	34,304
KalVista Pharmaceuticals, Inc. (A)	3,963	31,149
Karuna Therapeutics, Inc. (A)	4,800	871,872
Karyopharm Therapeutics, Inc. (A)	12,477	48,536
Keros Therapeutics, Inc. (A)	2,960	126,392
Kezar Life Sciences, Inc. (A)	8,525	26,683
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,052	54,360
Kinnate Biopharma, Inc. (A)	4,923	30,769
Kodiak Sciences, Inc. (A)	5,784	35,861
Krystal Biotech, Inc. (A)	3,396	271,884
Kura Oncology, Inc. (A)	10,098	123,499
Kymera Therapeutics, Inc. (A)	6,065	179,706
Lexicon Pharmaceuticals, Inc. (A)	14,599	35,476
Lyell Immunopharma, Inc. (A)	28,004	66,089
MacroGenics, Inc. (A)	9,830	70,481
Madrigal Pharmaceuticals, Inc. (A)	2,027	491,061
MannKind Corp. (A)	40,138	164,566
MeiraGTx Holdings PLC (A)	5,324	27,525
Mersana Therapeutics, Inc. (A)	14,676	60,318
MiMedx Group, Inc. (A)	19,043	64,937
Mirum Pharmaceuticals, Inc. (A)	2,916	70,042
Moderna, Inc. (A)	36,326	5,578,947
Monte Rosa Therapeutics, Inc. (A)	4,886	38,062
Morphic Holding, Inc. (A)	4,123	155,190
Myriad Genetics, Inc. (A)	12,813	297,646
Neurocrine Biosciences, Inc. (A)	21,167	2,142,524
Nkarta, Inc. (A)	5,286	18,765
Nurix Therapeutics, Inc. (A)	7,611	67,586
Nuvalent, Inc., Class A (A)	3,150	82,184
Ocugen, Inc. (A)(C)	36,052	30,756
Organogenesis Holdings, Inc. (A)	12,119	25,813
PDL BioPharma, Inc. (A)(D)	23,030	26,945
PepGen, Inc. (A)	2,358	28,838
PMV Pharmaceuticals, Inc. (A)	6,058	28,897
Point Biopharma Global, Inc. (A)	13,265	96,437
Precigen, Inc. (A)	17,851	18,922
Prime Medicine, Inc. (A)	1,275	15,683
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	17,425
Prometheus Biosciences, Inc. (A)	5,510	591,333
Protagonist Therapeutics, Inc. (A)	7,658	176,134
Prothena Corp. PLC (A)	5,747	278,557

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
PTC Therapeutics, Inc. (A)	11,257	$545,289
Radius Health, Inc. (A)(D)	8,191	655
Rallybio Corp. (A)	2,851	16,279
RAPT Therapeutics, Inc. (A)	4,123	75,657
Recursion Pharmaceuticals, Inc., Class A (A)	22,032	146,953
Regeneron Pharmaceuticals, Inc. (A)	11,820	9,712,139
REGENXBIO, Inc. (A)	6,467	122,291
Relay Therapeutics, Inc. (A)	13,153	216,630
Replimune Group, Inc. (A)	6,607	116,680
REVOLUTION Medicines, Inc. (A)	12,011	260,158
Rigel Pharmaceuticals, Inc. (A)	31,166	41,139
Rocket Pharmaceuticals, Inc. (A)	8,378	143,515
Sage Therapeutics, Inc. (A)	8,368	351,121
Sana Biotechnology, Inc. (A)(C)	14,728	48,161
Sangamo Therapeutics, Inc. (A)	21,079	37,099
Seres Therapeutics, Inc. (A)	11,391	64,587
Sorrento Therapeutics, Inc. (A)	61,822	22,256
SpringWorks Therapeutics, Inc. (A)	5,542	142,651
Stoke Therapeutics, Inc. (A)	3,764	31,354
Sutro Biopharma, Inc. (A)	8,315	38,415
Swedish Orphan Biovitrum AB (A)	24,862	579,299
Syndax Pharmaceuticals, Inc. (A)	8,563	180,851
Tango Therapeutics, Inc. (A)(C)	7,576	29,925
TG Therapeutics, Inc. (A)	21,714	326,579
Travere Therapeutics, Inc. (A)	9,785	220,065
Twist Bioscience Corp. (A)	9,030	136,172
Tyra Biosciences, Inc. (A)(C)	1,629	26,178
United Therapeutics Corp. (A)	9,988	2,236,912
Vanda Pharmaceuticals, Inc. (A)	9,003	61,130
Vaxart, Inc. (A)(C)	20,828	15,761
Vaxcyte, Inc. (A)	11,304	423,674
VBI Vaccines, Inc. (A)	35,315	10,700
Vera Therapeutics, Inc. (A)	2,283	17,716
Veracyte, Inc. (A)	11,530	257,119
Vericel Corp. (A)	7,589	222,509
Vertex Pharmaceuticals, Inc. (A)	28,267	8,906,084
Verve Therapeutics, Inc. (A)	7,504	108,208
Vir Biotechnology, Inc. (A)	11,591	269,723
Viridian Therapeutics, Inc. (A)	5,955	151,495
Xencor, Inc. (A)	9,249	257,955
Y-mAbs Therapeutics, Inc. (A)	7,231	36,227
Zentalis Pharmaceuticals, Inc. (A)	7,603	130,772
		139,654,931
Health care equipment and supplies – 2.6%
Abbott Laboratories	191,704	19,411,947
Alcon, Inc.	72,911	5,175,769
Align Technology, Inc. (A)	7,987	2,668,776
Alphatec Holdings, Inc. (A)	11,717	182,785
AngioDynamics, Inc. (A)	6,158	63,674
Artivion, Inc. (A)	6,439	84,351
Asahi Intecc Company, Ltd.	31,700	560,083
AtriCure, Inc. (A)	7,328	303,746
Atrion Corp.	215	135,001
Avanos Medical, Inc. (A)	7,419	220,641
Axogen, Inc. (A)	6,492	61,349
Axonics, Inc. (A)	7,828	427,096
Baxter International, Inc.	55,488	2,250,593
Becton, Dickinson and Company	31,215	7,726,961
BioMerieux	6,110	644,093
Bioventus, Inc., Class A (A)	5,383	5,760
Boston Scientific Corp. (A)	157,481	7,878,774
Butterfly Network, Inc. (A)	21,641	40,685
Cardiovascular Systems, Inc. (A)	6,570	130,480
Carl Zeiss Meditec AG, Bearer Shares	5,873	818,059
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Cerus Corp. (A)	28,150	$83,606
Cochlear, Ltd.	9,598	1,528,005
Coloplast A/S, B Shares	17,334	2,282,320
CONMED Corp.	4,653	483,261
Cue Health, Inc. (A)	18,209	33,140
Cutera, Inc. (A)	2,627	62,050
Demant A/S (A)	13,446	472,041
Dentsply Sirona, Inc.	23,629	928,147
DexCom, Inc. (A)	42,486	4,936,023
DiaSorin SpA	3,674	387,173
Edwards Lifesciences Corp. (A)	67,977	5,623,737
Embecta Corp.	9,352	262,978
Enovis Corp. (A)	10,442	558,543
Envista Holdings Corp. (A)	35,765	1,462,073
EssilorLuxottica SA	42,433	7,651,636
Figs, Inc., Class A (A)	20,664	127,910
Fisher & Paykel Healthcare Corp., Ltd.	84,271	1,408,749
GE HealthCare Technologies, Inc. (A)	39,922	3,274,802
Getinge AB, B Shares	33,375	813,959
Glaukos Corp. (A)	7,311	366,281
Globus Medical, Inc., Class A (A)	17,062	966,392
Haemonetics Corp. (A)	19,154	1,584,994
Heska Corp. (A)	1,587	154,923
Hologic, Inc. (A)	27,108	2,187,616
Hoya Corp.	52,107	5,758,461
ICU Medical, Inc. (A)	4,415	728,298
IDEXX Laboratories, Inc. (A)	9,106	4,553,728
Inari Medical, Inc. (A)	18,298	1,129,719
Inogen, Inc. (A)	3,792	47,324
Inspire Medical Systems, Inc. (A)	4,511	1,055,890
Insulet Corp. (A)	7,636	2,435,579
Integer Holdings Corp. (A)	5,272	408,580
Integra LifeSciences Holdings Corp. (A)	15,923	914,139
Intuitive Surgical, Inc. (A)	38,525	9,841,982
iRadimed Corp.	1,197	47,102
iRhythm Technologies, Inc. (A)	4,772	591,871
Koninklijke Philips NV	129,759	2,383,268
Lantheus Holdings, Inc. (A)	25,993	2,145,982
LeMaitre Vascular, Inc.	3,120	160,586
LivaNova PLC (A)	20,340	886,417
Masimo Corp. (A)	10,598	1,955,755
Medtronic PLC	146,251	11,790,756
Merit Medical Systems, Inc. (A)	8,921	659,708
Mesa Laboratories, Inc.	824	143,978
Nano-X Imaging, Ltd. (A)(C)	7,475	43,131
Neogen Corp. (A)	80,250	1,486,230
Nevro Corp. (A)	5,615	202,982
NuVasive, Inc. (A)	8,374	345,930
Olympus Corp.	178,208	3,129,822
Omnicell, Inc. (A)	16,828	987,299
OraSure Technologies, Inc. (A)	11,757	71,130
Orthofix Medical, Inc. (A)	5,976	100,098
OrthoPediatrics Corp. (A)	2,418	107,093
Outset Medical, Inc. (A)	7,872	144,845
Paragon 28, Inc. (A)	7,310	124,782
Penumbra, Inc. (A)	8,323	2,319,537
PROCEPT BioRobotics Corp. (A)	4,089	116,128
Pulmonx Corp. (A)	5,698	63,704
QuidelOrtho Corp. (A)	11,724	1,044,491
ResMed, Inc.	16,152	3,537,126
RxSight, Inc. (A)	3,583	59,764
Senseonics Holdings, Inc. (A)(C)	74,269	52,731
Shockwave Medical, Inc. (A)	13,616	2,952,357
SI-BONE, Inc. (A)	5,455	107,300
Siemens Healthineers AG (B)	41,146	2,372,149

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sight Sciences, Inc. (A)	3,832	$33,492
Silk Road Medical, Inc. (A)	5,733	224,332
Smith & Nephew PLC	127,042	1,765,951
Sonova Holding AG	7,585	2,237,488
STAAR Surgical Company (A)	18,242	1,166,576
STERIS PLC	10,916	2,088,012
Straumann Holding AG	16,286	2,442,648
Stryker Corp.	37,070	10,582,373
Surmodics, Inc. (A)	2,275	51,825
Sysmex Corp.	24,479	1,606,594
Tactile Systems Technology, Inc. (A)	3,567	58,570
Teleflex, Inc.	5,157	1,306,320
Terumo Corp.	94,234	2,548,588
The Cooper Companies, Inc.	5,426	2,025,851
TransMedics Group, Inc. (A)	4,886	370,017
Treace Medical Concepts, Inc. (A)	5,303	133,583
UFP Technologies, Inc. (A)	1,073	139,318
Utah Medical Products, Inc.	569	53,924
Varex Imaging Corp. (A)	6,214	113,033
Vicarious Surgical, Inc. (A)(C)	9,803	22,253
ViewRay, Inc. (A)	24,117	83,445
Zimmer Biomet Holdings, Inc.	23,073	2,981,032
Zimvie, Inc. (A)	3,627	26,223
Zynex, Inc. (A)	3,544	42,528
		185,542,710
Health care providers and services – 2.0%
23andMe Holding Company, Class A (A)(C)	42,616	97,164
Acadia Healthcare Company, Inc. (A)	19,937	1,440,448
Accolade, Inc. (A)	10,671	153,449
AdaptHealth Corp. (A)	11,567	143,778
Addus HomeCare Corp. (A)	2,480	264,765
Agiliti, Inc. (A)	4,569	73,013
Alignment Healthcare, Inc. (A)	14,795	94,096
Amedisys, Inc. (A)	7,121	523,750
AmerisourceBergen Corp.	17,790	2,848,357
AMN Healthcare Services, Inc. (A)	6,911	573,337
Amplifon SpA	18,168	629,712
Apollo Medical Holdings, Inc. (A)	6,279	228,995
Brookdale Senior Living, Inc. (A)	30,057	88,668
Cano Health, Inc. (A)	26,667	24,267
Cardinal Health, Inc.	28,327	2,138,689
CareMax, Inc. (A)	9,560	25,525
Castle Biosciences, Inc. (A)	4,056	92,152
Centene Corp. (A)	60,555	3,827,682
Chemed Corp.	3,259	1,752,527
Clover Health Investments Corp. (A)	63,910	54,010
Community Health Systems, Inc. (A)	20,953	102,670
CorVel Corp. (A)	1,429	271,910
Cross Country Healthcare, Inc. (A)	5,865	130,907
CVS Health Corp.	141,186	10,491,532
DaVita, Inc. (A)	6,043	490,148
DocGo, Inc. (A)	12,997	112,424
EBOS Group, Ltd.	23,644	688,987
Elevance Health, Inc.	26,259	12,074,151
Encompass Health Corp.	21,868	1,183,059
Fresenius Medical Care AG & Company KGaA	29,968	1,271,969
Fresenius SE & Company KGaA	61,636	1,664,371
Fulgent Genetics, Inc. (A)	3,492	109,020
HCA Healthcare, Inc.	23,313	6,147,172
HealthEquity, Inc. (A)	31,825	1,868,446
Henry Schein, Inc. (A)	14,903	1,215,191
Hims & Hers Health, Inc. (A)	19,946	197,864
Humana, Inc.	13,741	6,670,706
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Invitae Corp. (A)	39,220	$52,947
Laboratory Corp. of America Holdings	9,741	2,234,780
LifeStance Health Group, Inc. (A)	11,674	86,738
McKesson Corp.	15,056	5,360,689
ModivCare, Inc. (A)	2,037	171,271
Molina Healthcare, Inc. (A)	6,421	1,717,553
National HealthCare Corp.	2,062	119,740
National Research Corp.	2,253	98,028
NeoGenomics, Inc. (A)	20,776	361,710
NMC Health PLC (A)	19,536	43
OPKO Health, Inc. (A)	66,354	96,877
Option Care Health, Inc. (A)	61,726	1,961,035
Owens & Minor, Inc. (A)	11,871	172,723
Patterson Companies, Inc.	32,824	878,698
Pediatrix Medical Group, Inc. (A)	13,443	200,435
PetIQ, Inc. (A)	4,816	55,095
Privia Health Group, Inc. (A)	7,166	197,853
Progyny, Inc. (A)	28,498	915,356
Quest Diagnostics, Inc.	12,204	1,726,622
R1 RCM, Inc. (A)	54,266	813,990
RadNet, Inc. (A)	8,154	204,095
Ramsay Health Care, Ltd.	26,717	1,193,799
Select Medical Holdings Corp.	16,741	432,755
Sonic Healthcare, Ltd.	66,635	1,562,121
Surgery Partners, Inc. (A)	7,653	263,799
Tenet Healthcare Corp. (A)	23,695	1,407,957
The Cigna Group	32,839	8,391,350
The Ensign Group, Inc.	8,615	823,077
The Joint Corp. (A)	2,548	42,883
The Pennant Group, Inc. (A)	4,214	60,176
UnitedHealth Group, Inc.	102,730	48,549,171
Universal Health Services, Inc., Class B	7,054	896,563
US Physical Therapy, Inc.	2,077	203,359
		141,018,199
Health care technology – 0.0%
American Well Corp., Class A (A)	36,876	87,027
Computer Programs and Systems, Inc. (A)	2,353	71,061
Evolent Health, Inc., Class A (A)	13,117	425,647
Health Catalyst, Inc. (A)	9,278	108,274
HealthStream, Inc. (A)	3,868	104,823
M3, Inc.	64,386	1,620,534
MultiPlan Corp. (A)	60,963	64,621
NextGen Healthcare, Inc. (A)	8,975	156,255
Nutex Health, Inc. (A)	38,816	39,204
OptimizeRx Corp. (A)	3,055	44,695
Pear Therapeutics, Inc. (A)	11,658	2,973
Phreesia, Inc. (A)	7,917	255,640
Schrodinger, Inc. (A)	8,737	230,045
Sharecare, Inc. (A)	48,585	68,991
Simulations Plus, Inc.	2,511	110,333
Veradigm, Inc. (A)	17,515	228,571
		3,618,694
Life sciences tools and services – 1.3%
AbCellera Biologics, Inc. (A)	33,171	250,109
Adaptive Biotechnologies Corp. (A)	18,288	161,483
Agilent Technologies, Inc.	32,529	4,500,062
Akoya Biosciences, Inc. (A)	2,547	20,834
Azenta, Inc. (A)	15,144	675,725
Bachem Holding AG	4,842	486,922
BioLife Solutions, Inc. (A)	5,379	116,993
Bionano Genomics, Inc. (A)(C)	46,787	51,934
Bio-Rad Laboratories, Inc., Class A (A)	2,367	1,133,840
Bio-Techne Corp.	17,292	1,282,893
Bruker Corp.	21,918	1,728,015

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Charles River Laboratories International, Inc. (A)	5,594	$1,128,981
Codexis, Inc. (A)	10,651	44,095
CryoPort, Inc. (A)	7,073	169,752
Cytek Biosciences, Inc. (A)	18,347	168,609
Danaher Corp.	72,068	18,164,019
Eurofins Scientific SE	19,667	1,316,896
Illumina, Inc. (A)	17,295	4,021,952
Inotiv, Inc. (A)	2,885	12,492
IQVIA Holdings, Inc. (A)	20,417	4,060,737
Lonza Group AG	10,866	6,541,326
MaxCyte, Inc. (A)	14,299	70,780
Medpace Holdings, Inc. (A)	9,579	1,801,331
Mettler-Toledo International, Inc. (A)	2,431	3,719,941
NanoString Technologies, Inc. (A)	7,731	76,537
OmniAb, Inc. (A)	12,504	46,015
OmniAb, Inc., $12.50 Earnout Shares (A)(D)	967	0
OmniAb, Inc., $15.00 Earnout Shares (A)(D)	967	0
Pacific Biosciences of California, Inc. (A)	36,313	420,505
PerkinElmer, Inc.	13,888	1,850,715
PhenomeX, Inc. (A)	10,771	12,494
QIAGEN NV (A)	33,224	1,513,236
Quanterix Corp. (A)	5,546	62,503
Quantum-Si, Inc. (A)	15,902	27,988
Repligen Corp. (A)	11,316	1,905,162
Sartorius Stedim Biotech	4,035	1,237,918
Seer, Inc. (A)	8,754	33,790
Singular Genomics Systems, Inc. (A)	11,256	13,620
SomaLogic, Inc. (A)	25,228	64,331
Sotera Health Company (A)	21,638	387,537
Syneos Health, Inc. (A)	22,551	803,267
Thermo Fisher Scientific, Inc.	43,121	24,853,651
Waters Corp. (A)	6,532	2,022,503
West Pharmaceutical Services, Inc.	8,140	2,820,266
		89,781,759
Pharmaceuticals – 5.2%
Aclaris Therapeutics, Inc. (A)	10,441	84,468
Amneal Pharmaceuticals, Inc. (A)	18,162	25,245
Amphastar Pharmaceuticals, Inc. (A)	6,070	227,625
Amylyx Pharmaceuticals, Inc. (A)	7,837	229,938
AN2 Therapeutics, Inc. (A)	1,563	15,427
ANI Pharmaceuticals, Inc. (A)	2,032	80,711
Arvinas, Inc. (A)	7,813	213,451
Astellas Pharma, Inc.	267,847	3,805,387
AstraZeneca PLC	226,089	31,325,596
Atea Pharmaceuticals, Inc. (A)	12,621	42,280
Axsome Therapeutics, Inc. (A)	5,068	312,594
Bayer AG	143,345	9,157,108
Bristol-Myers Squibb Company	233,768	16,202,460
Cara Therapeutics, Inc. (A)	7,427	36,467
Cassava Sciences, Inc. (A)(C)	6,114	147,470
Catalent, Inc. (A)	19,801	1,301,124
Chugai Pharmaceutical Company, Ltd.	98,002	2,419,925
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	5,516	132,329
Corcept Therapeutics, Inc. (A)	13,602	294,619
Daiichi Sankyo Company, Ltd.	255,658	9,325,799
DICE Therapeutics, Inc. (A)	5,532	158,492
Edgewise Therapeutics, Inc. (A)	5,478	36,538
Eisai Company, Ltd.	36,768	2,088,407
Eli Lilly & Company	86,711	29,778,292
Esperion Therapeutics, Inc. (A)	11,032	17,541
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Evolus, Inc. (A)	5,845	$49,449
EyePoint Pharmaceuticals, Inc. (A)(C)	4,753	13,974
Fulcrum Therapeutics, Inc. (A)	6,863	19,560
GSK PLC	593,470	10,486,207
Harmony Biosciences Holdings, Inc. (A)	4,180	136,477
Hikma Pharmaceuticals PLC	24,100	499,528
Innoviva, Inc. (A)	10,188	114,615
Intra-Cellular Therapies, Inc. (A)	14,675	794,651
Ipsen SA	5,503	605,946
Jazz Pharmaceuticals PLC (A)	13,799	2,019,208
Johnson & Johnson	287,459	44,556,145
Kyowa Kirin Company, Ltd.	39,359	859,267
Ligand Pharmaceuticals, Inc. (A)	2,441	179,560
Liquidia Corp. (A)	8,087	55,881
Merck & Company, Inc.	278,763	29,657,596
Merck KGaA	18,858	3,515,787
Nektar Therapeutics (A)	30,100	21,157
NGM Biopharmaceuticals, Inc. (A)	7,041	28,727
Nippon Shinyaku Company, Ltd.	7,200	317,701
Novartis AG	315,653	28,982,791
Novo Nordisk A/S, B Shares	241,544	38,362,322
Nuvation Bio, Inc. (A)	20,531	34,081
Ocular Therapeutix, Inc. (A)	12,998	68,499
Ono Pharmaceutical Company, Ltd.	52,800	1,100,256
Organon & Company	27,966	657,760
Orion OYJ, Class B	15,599	697,243
Otsuka Holdings Company, Ltd.	56,993	1,809,505
Pacira BioSciences, Inc. (A)	7,191	293,465
Perrigo Company PLC	29,506	1,058,380
Pfizer, Inc.	617,176	25,180,781
Phathom Pharmaceuticals, Inc. (A)(C)	3,757	26,825
Phibro Animal Health Corp., Class A	3,632	55,642
Prestige Consumer Healthcare, Inc. (A)	7,934	496,906
Provention Bio, Inc. (A)	9,875	237,988
Reata Pharmaceuticals, Inc., Class A (A)	4,489	408,140
Recordati Industria Chimica e Farmaceutica SpA	15,257	645,361
Relmada Therapeutics, Inc. (A)	4,694	10,608
Revance Therapeutics, Inc. (A)	12,517	403,173
Roche Holding AG	102,510	29,291,460
Roche Holding AG, Bearer Shares	3,892	1,169,510
Sanofi	166,445	18,055,740
Scilex Holding Company (A)	8,717	71,479
Shionogi & Company, Ltd.	38,611	1,741,568
SIGA Technologies, Inc.	7,486	43,045
Supernus Pharmaceuticals, Inc. (A)	7,831	283,717
Takeda Pharmaceutical Company, Ltd.	219,298	7,202,523
Tarsus Pharmaceuticals, Inc. (A)	3,116	39,168
Teva Pharmaceutical Industries, Ltd., ADR (A)	162,008	1,433,771
Theravance Biopharma, Inc. (A)	10,410	112,949
UCB SA	18,447	1,648,721
Ventyx Biosciences, Inc. (A)	3,842	128,707
Viatris, Inc.	133,334	1,282,673
Xeris Biopharma Holdings, Inc. (A)	23,089	37,635
Zoetis, Inc.	51,244	8,529,051
		373,003,711
		932,620,004
Industrials – 11.8%
Aerospace and defense – 1.6%
AAR Corp. (A)	5,427	296,043
Aerojet Rocketdyne Holdings, Inc. (A)	12,683	712,404
AeroVironment, Inc. (A)	3,965	363,432
AerSale Corp. (A)	2,553	43,963
Airbus SE	86,255	11,520,861

247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Archer Aviation, Inc., Class A (A)	23,990	$68,611
Astronics Corp. (A)	4,643	62,030
Axon Enterprise, Inc. (A)	14,816	3,331,378
BAE Systems PLC	450,718	5,451,940
Cadre Holdings, Inc.	3,107	66,925
Curtiss-Wright Corp.	8,395	1,479,703
Dassault Aviation SA	3,654	722,871
Ducommun, Inc. (A)	1,852	101,323
Elbit Systems, Ltd.	3,882	661,145
General Dynamics Corp.	24,742	5,646,372
Hexcel Corp.	18,471	1,260,646
Howmet Aerospace, Inc.	40,483	1,715,265
Huntington Ingalls Industries, Inc.	4,382	907,162
Kaman Corp.	4,601	105,179
Kongsberg Gruppen ASA	12,936	522,908
Kratos Defense & Security Solutions, Inc. (A)	20,144	271,541
L3Harris Technologies, Inc.	20,935	4,108,284
Lockheed Martin Corp.	24,982	11,809,741
Maxar Technologies, Inc.	11,894	607,308
Mercury Systems, Inc. (A)	12,734	650,962
Moog, Inc., Class A	4,585	461,939
MTU Aero Engines AG	7,797	1,951,119
National Presto Industries, Inc.	885	63,800
Northrop Grumman Corp.	15,818	7,303,487
Park Aerospace Corp.	3,411	45,878
Parsons Corp. (A)	5,317	237,883
Raytheon Technologies Corp.	161,070	15,773,585
Rheinmetall AG	6,356	1,882,965
Rocket Lab USA, Inc. (A)(C)	34,940	141,158
Rolls-Royce Holdings PLC (A)	1,220,916	2,248,758
Safran SA	49,871	7,382,733
Singapore Technologies Engineering, Ltd.	227,852	627,244
Textron, Inc.	22,954	1,621,241
Thales SA	15,569	2,301,826
The Boeing Company (A)	61,829	13,134,334
TransDigm Group, Inc.	5,703	4,203,396
Triumph Group, Inc. (A)	10,553	122,309
V2X, Inc. (A)	1,896	75,309
Virgin Galactic Holdings, Inc. (A)(C)	37,252	150,871
Woodward, Inc.	13,089	1,274,476
		113,492,308
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	9,254	192,761
CH Robinson Worldwide, Inc.	12,942	1,286,047
Deutsche Post AG	144,632	6,773,932
DSV A/S	27,314	5,296,114
Expeditors International of Washington, Inc.	17,497	1,926,770
FedEx Corp.	25,531	5,833,578
Forward Air Corp.	4,280	461,213
GXO Logistics, Inc. (A)	25,999	1,311,910
Hub Group, Inc., Class A (A)	5,127	430,360
Nippon Express Holdings, Inc.	11,246	678,588
Radiant Logistics, Inc. (A)	6,551	42,975
SG Holdings Company, Ltd.	42,000	622,783
United Parcel Service, Inc., Class B	80,243	15,566,340
Yamato Holdings Company, Ltd.	41,593	713,955
		41,137,326
Building products – 0.9%
A.O. Smith Corp.	13,949	964,573
AAON, Inc.	7,013	678,087
Advanced Drainage Systems, Inc.	13,707	1,154,266
AGC, Inc.	28,176	1,050,427
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Allegion PLC	9,658	$1,030,798
American Woodmark Corp. (A)	2,684	139,756
Apogee Enterprises, Inc.	3,540	153,105
Assa Abloy AB, B Shares	146,244	3,502,905
AZZ, Inc.	3,965	163,517
Builders FirstSource, Inc. (A)	32,253	2,863,421
Caesarstone, Ltd.	4,060	16,768
Carlisle Companies, Inc.	11,333	2,562,051
Carrier Global Corp.	91,718	4,196,099
Cie de Saint-Gobain	71,491	4,063,803
CSW Industrials, Inc.	2,326	323,151
Daikin Industries, Ltd.	36,397	6,529,860
Fortune Brands Innovations, Inc.	28,104	1,650,548
Geberit AG	5,234	2,922,912
Gibraltar Industries, Inc. (A)	5,044	244,634
Griffon Corp.	7,352	235,338
Insteel Industries, Inc.	3,068	85,352
Janus International Group, Inc. (A)	13,230	130,448
JELD-WEN Holding, Inc. (A)	13,632	172,581
Johnson Controls International PLC	75,560	4,550,223
Kingspan Group PLC	22,536	1,544,286
Lennox International, Inc.	7,074	1,777,555
Lixil Corp.	41,850	690,770
Masco Corp.	24,760	1,231,067
Masonite International Corp. (A)	3,564	323,504
Nibe Industrier AB, B Shares	221,125	2,520,631
Owens Corning	20,481	1,962,080
PGT Innovations, Inc. (A)	9,243	232,092
Quanex Building Products Corp.	5,332	114,798
Resideo Technologies, Inc. (A)	23,185	423,822
ROCKWOOL A/S, B Shares	1,327	325,404
Simpson Manufacturing Company, Inc.	16,198	1,775,949
TOTO, Ltd.	20,700	693,527
Trane Technologies PLC	25,186	4,633,720
Trex Company, Inc. (A)	24,049	1,170,465
UFP Industries, Inc.	23,053	1,832,022
View, Inc. (A)	21,060	10,530
Xinyi Glass Holdings, Ltd.	270,000	483,002
Zurn Elkay Water Solutions Corp.	19,868	424,380
		61,554,227
Commercial services and supplies – 0.5%
ABM Industries, Inc.	10,611	476,858
ACCO Brands Corp.	15,227	81,008
ACV Auctions, Inc., Class A (A)	18,691	241,301
Aris Water Solutions, Inc., Class A	3,585	27,927
Brady Corp., Class A	7,153	384,331
Brambles, Ltd.	202,619	1,826,863
BrightView Holdings, Inc. (A)	7,692	43,229
Casella Waste Systems, Inc., Class A (A)	7,966	658,470
Cimpress PLC (A)	3,018	132,249
Cintas Corp.	9,497	4,394,072
Clean Harbors, Inc. (A)	11,021	1,571,154
Copart, Inc. (A)	47,132	3,544,798
CoreCivic, Inc. (A)	18,658	171,654
Dai Nippon Printing Company, Ltd.	32,373	906,395
Deluxe Corp.	7,031	112,496
Ennis, Inc.	4,178	88,114
Harsco Corp. (A)	13,166	89,924
Healthcare Services Group, Inc.	11,922	165,358
Heritage-Crystal Clean, Inc. (A)	2,558	91,090
HNI Corp.	6,525	181,656
Interface, Inc.	9,593	77,895
KAR Auction Services, Inc. (A)	17,661	241,602
Kimball International, Inc., Class B	6,911	85,696
Li-Cycle Holdings Corp. (A)(C)	22,316	125,639

248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Liquidity Services, Inc. (A)	3,920	$51,626
Matthews International Corp., Class A	4,919	177,379
MillerKnoll, Inc.	12,333	252,210
Montrose Environmental Group, Inc. (A)	4,446	158,589
MSA Safety, Inc.	8,075	1,078,013
Pitney Bowes, Inc.	28,428	110,585
Rentokil Initial PLC	367,698	2,687,336
Republic Services, Inc.	22,583	3,053,673
Rollins, Inc.	25,449	955,101
Secom Company, Ltd.	30,655	1,889,196
Securitas AB, B Shares	71,795	638,662
SP Plus Corp. (A)	3,287	112,711
Steelcase, Inc., Class A	14,407	121,307
Stericycle, Inc. (A)	20,202	881,009
Tetra Tech, Inc.	11,664	1,713,558
The Brink's Company	17,445	1,165,326
The GEO Group, Inc. (A)	18,685	147,425
Toppan, Inc.	38,262	771,069
UniFirst Corp.	2,368	417,313
Viad Corp. (A)	3,307	68,918
VSE Corp.	1,747	78,440
Waste Management, Inc.	40,837	6,663,373
		38,912,598
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	31,632	1,007,470
AECOM	30,450	2,567,544
Ameresco, Inc., Class A (A)	5,100	251,022
API Group Corp. (A)	33,208	746,516
Arcosa, Inc.	7,694	485,568
Argan, Inc.	2,060	83,368
Bouygues SA	32,785	1,105,709
Comfort Systems USA, Inc.	5,641	823,360
Concrete Pumping Holdings, Inc. (A)	4,754	32,327
Construction Partners, Inc., Class A (A)	6,404	172,524
Dycom Industries, Inc. (A)	4,606	431,352
Eiffage SA	12,154	1,315,257
EMCOR Group, Inc.	17,942	2,917,190
Ferrovial SA	71,101	2,093,738
Fluor Corp. (A)	53,901	1,666,080
Granite Construction, Inc.	7,097	291,545
Great Lakes Dredge & Dock Corp. (A)	10,880	59,078
IES Holdings, Inc. (A)	1,427	61,489
Kajima Corp.	61,685	744,380
MasTec, Inc. (A)	12,985	1,226,303
MDU Resources Group, Inc.	44,564	1,358,311
MYR Group, Inc. (A)	2,609	328,760
Northwest Pipe Company (A)	1,584	49,468
Obayashi Corp.	94,715	724,801
Primoris Services Corp.	8,520	210,103
Quanta Services, Inc.	15,712	2,618,248
Shimizu Corp.	80,529	456,376
Skanska AB, B Shares (C)	49,640	760,320
Sterling Infrastructure, Inc. (A)	4,705	178,225
Taisei Corp.	26,373	815,951
Tutor Perini Corp. (A)	7,357	45,393
Valmont Industries, Inc.	4,675	1,492,634
Vinci SA	78,527	9,002,518
		36,122,928
Electrical equipment – 1.1%
ABB, Ltd.	229,340	7,889,640
Acuity Brands, Inc.	7,024	1,283,496
Allied Motion Technologies, Inc.	2,230	86,190
AMETEK, Inc.	25,250	3,669,583
Array Technologies, Inc. (A)	24,195	529,387
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Atkore, Inc. (A)	6,581	$924,499
Babcock & Wilcox Enterprises, Inc. (A)	10,377	62,885
Blink Charging Company (A)	5,819	50,334
Bloom Energy Corp., Class A (A)	28,241	562,843
Eaton Corp. PLC	43,727	7,492,184
Emerson Electric Company	62,825	5,474,571
Encore Wire Corp.	2,812	521,148
Energy Vault Holdings, Inc. (A)(C)	11,075	23,701
EnerSys	15,455	1,342,730
Enovix Corp. (A)(C)	17,447	260,135
ESS Tech, Inc. (A)	13,893	19,311
Fluence Energy, Inc. (A)	5,779	117,025
FuelCell Energy, Inc. (A)(C)	63,320	180,462
Fuji Electric Company, Ltd.	18,540	732,150
Generac Holdings, Inc. (A)	6,966	752,398
GrafTech International, Ltd.	31,390	152,555
Hubbell, Inc.	11,746	2,857,919
Legrand SA	38,931	3,557,216
Mitsubishi Electric Corp.	281,997	3,369,900
Nidec Corp. (C)	65,286	3,397,547
NuScale Power Corp. (A)(C)	5,239	47,623
nVent Electric PLC	36,507	1,567,611
Powell Industries, Inc.	1,510	64,311
Preformed Line Products Company	431	55,185
Prysmian SpA	37,168	1,560,711
Regal Rexnord Corp.	14,497	2,040,163
Rockwell Automation, Inc.	12,620	3,703,339
Schneider Electric SE	79,161	13,229,685
Shoals Technologies Group, Inc., Class A (A)	21,536	490,805
Siemens Energy AG (A)	63,615	1,402,804
Stem, Inc. (A)	23,176	131,408
SunPower Corp. (A)(C)	31,874	441,136
Sunrun, Inc. (A)	46,701	941,025
Thermon Group Holdings, Inc. (A)	5,455	135,939
TPI Composites, Inc. (A)	6,182	80,675
Vestas Wind Systems A/S	147,349	4,294,400
Vicor Corp. (A)	8,461	397,159
		75,893,788
Ground transportation – 0.8%
ArcBest Corp.	3,913	361,639
Aurizon Holdings, Ltd.	268,578	604,935
Avis Budget Group, Inc. (A)	5,452	1,062,050
Central Japan Railway Company	21,076	2,514,780
Covenant Logistics Group, Inc.	1,546	54,759
CSX Corp.	231,156	6,920,811
Daseke, Inc. (A)	7,076	54,697
East Japan Railway Company	44,140	2,442,776
Grab Holdings, Ltd., Class A (A)	190,100	572,201
Hankyu Hanshin Holdings, Inc.	33,400	990,377
Heartland Express, Inc.	7,448	118,572
Hertz Global Holdings, Inc. (A)	35,327	575,477
JB Hunt Transport Services, Inc.	9,125	1,601,073
Keio Corp.	15,015	527,248
Keisei Electric Railway Company, Ltd.	18,894	581,979
Kintetsu Group Holdings Company, Ltd.	25,074	807,732
Knight-Swift Transportation Holdings, Inc.	35,216	1,992,521
Landstar System, Inc.	7,873	1,411,314
Marten Transport, Ltd.	9,276	194,332
MTR Corp., Ltd.	226,315	1,092,261
Norfolk Southern Corp.	25,044	5,309,328
Odakyu Electric Railway Company, Ltd.	42,979	559,170
Old Dominion Freight Line, Inc.	9,961	3,395,107
PAM Transportation Services, Inc. (A)	1,105	31,636

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Ryder System, Inc.	11,012	$982,711
Saia, Inc. (A)	10,049	2,734,132
Tobu Railway Company, Ltd.	27,573	660,118
Tokyu Corp.	77,508	1,031,797
TuSimple Holdings, Inc., Class A (A)	22,788	33,498
Union Pacific Corp.	67,274	13,539,565
Universal Logistics Holdings, Inc.	1,137	33,144
Werner Enterprises, Inc.	22,950	1,043,996
West Japan Railway Company	32,025	1,319,161
XPO, Inc. (A)	25,202	803,944
		55,958,841
Industrial conglomerates – 1.0%
3M Company	60,527	6,361,993
Brookfield Business Corp., Class A	4,171	82,669
CK Hutchison Holdings, Ltd.	391,738	2,423,545
DCC PLC	14,403	839,569
General Electric Company	119,765	11,449,534
Hitachi, Ltd.	141,294	7,765,615
Honeywell International, Inc.	73,461	14,039,866
Investment AB Latour, B Shares	21,603	439,797
Jardine Cycle & Carriage, Ltd.	14,400	339,106
Jardine Matheson Holdings, Ltd.	23,300	1,133,364
Keppel Corp., Ltd.	215,145	912,800
Lifco AB, B Shares	34,013	733,409
Melrose Industries PLC	591,581	1,218,392
Siemens AG	111,621	18,083,037
Smiths Group PLC	51,724	1,097,002
Toshiba Corp.	56,928	1,911,617
		68,831,315
Machinery – 2.4%
3D Systems Corp. (A)	20,319	217,820
AGCO Corp.	13,569	1,834,529
Alamo Group, Inc.	1,569	288,947
Albany International Corp., Class A	4,964	443,583
Alfa Laval AB	42,272	1,509,410
Alstom SA	46,659	1,270,352
Astec Industries, Inc.	3,697	152,501
Atlas Copco AB, A Shares	391,922	4,965,003
Atlas Copco AB, B Shares	227,746	2,619,702
Barnes Group, Inc.	7,887	317,688
Blue Bird Corp. (A)	3,152	64,395
Caterpillar, Inc.	57,218	13,093,767
Chart Industries, Inc. (A)	15,976	2,003,390
CIRCOR International, Inc. (A)	3,133	97,499
CNH Industrial NV	149,309	2,284,602
Columbus McKinnon Corp.	4,555	169,264
Crane Holdings Company	10,458	1,186,983
Cummins, Inc.	15,536	3,711,240
Daifuku Company, Ltd.	44,400	824,382
Daimler Truck Holding AG (A)	66,042	2,228,809
Deere & Company	29,731	12,275,335
Desktop Metal, Inc., Class A (A)(C)	43,199	99,358
Donaldson Company, Inc.	26,667	1,742,422
Douglas Dynamics, Inc.	3,573	113,943
Dover Corp.	15,361	2,333,950
Energy Recovery, Inc. (A)	8,795	202,725
Enerpac Tool Group Corp.	9,211	234,881
EnPro Industries, Inc.	3,321	345,019
Epiroc AB, A Shares	96,156	1,908,698
Epiroc AB, B Shares	56,901	970,188
Esab Corp.	11,322	668,791
ESCO Technologies, Inc.	4,113	392,586
Evoqua Water Technologies Corp. (A)	18,863	937,868
FANUC Corp.	140,090	5,058,956
Federal Signal Corp.	9,491	514,507
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Flowserve Corp.	28,642	$973,828
Fortive Corp.	38,801	2,645,064
Franklin Electric Company, Inc.	7,337	690,412
GEA Group AG	22,101	1,008,194
Graco, Inc.	36,932	2,696,405
Helios Technologies, Inc.	5,252	343,481
Hillenbrand, Inc.	11,068	526,062
Hillman Solutions Corp. (A)	21,584	181,737
Hitachi Construction Machinery Company, Ltd.	15,652	364,805
Hoshizaki Corp.	15,900	587,415
Husqvarna AB, B Shares	61,225	531,420
Hyliion Holdings Corp. (A)	23,068	45,675
Hyster-Yale Materials Handling, Inc.	1,841	91,847
Hyzon Motors, Inc. (A)(C)	15,528	12,657
IDEX Corp.	8,292	1,915,701
Illinois Tool Works, Inc.	30,523	7,430,824
Indutrade AB	39,869	848,452
Ingersoll Rand, Inc.	44,521	2,590,232
ITT, Inc.	18,123	1,564,015
John Bean Technologies Corp.	5,073	554,428
Kadant, Inc.	1,848	385,345
Kennametal, Inc.	13,090	361,022
Knorr-Bremse AG	10,584	705,010
Komatsu, Ltd.	134,976	3,350,797
Kone OYJ, B Shares	49,593	2,586,474
Kubota Corp.	147,752	2,240,116
Kurita Water Industries, Ltd.	15,227	697,503
Lincoln Electric Holdings, Inc.	12,653	2,139,622
Lindsay Corp.	1,741	263,117
Luxfer Holdings PLC	4,584	77,470
Makita Corp.	32,652	813,193
Markforged Holding Corp. (A)	19,815	18,999
Metso Outotec OYJ	96,764	1,056,603
Microvast Holdings, Inc. (A)	28,198	34,966
Miller Industries, Inc.	1,955	69,109
MINEBEA MITSUMI, Inc.	53,000	1,012,114
MISUMI Group, Inc.	41,500	1,042,824
Mitsubishi Heavy Industries, Ltd.	46,763	1,722,796
Mueller Industries, Inc.	8,889	653,164
Mueller Water Products, Inc., Class A	24,920	347,385
NGK Insulators, Ltd.	34,761	460,948
Nikola Corp. (A)(C)	52,870	63,973
Nordson Corp.	5,910	1,313,557
Omega Flex, Inc.	549	61,181
Oshkosh Corp.	14,331	1,192,053
Otis Worldwide Corp.	45,614	3,849,822
PACCAR, Inc.	57,393	4,201,168
Parker-Hannifin Corp.	14,103	4,740,159
Pentair PLC	18,086	999,613
Proterra, Inc. (A)	35,910	54,583
Proto Labs, Inc. (A)	4,466	148,048
Rational AG	747	502,122
RBC Bearings, Inc. (A)	4,560	1,061,249
REV Group, Inc.	5,451	65,357
Sandvik AB	155,573	3,302,160
Sarcos Technology and Robotics Corp. (A)	19,656	9,331
Schindler Holding AG	3,426	725,005
Schindler Holding AG, Participation Certificates	5,941	1,316,393
Sembcorp Marine, Ltd. (A)	4,106,049	368,517
SKF AB, B Shares (C)	55,935	1,101,746
SMC Corp.	8,347	4,424,881
Snap-on, Inc.	5,840	1,441,838

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Spirax-Sarco Engineering PLC	10,741	$1,577,023
SPX Technologies, Inc. (A)	7,009	494,695
Standex International Corp.	1,904	233,126
Stanley Black & Decker, Inc.	16,266	1,310,714
Techtronic Industries Company, Ltd.	200,742	2,175,061
Tennant Company	2,965	203,191
Terex Corp.	25,464	1,231,948
The Gorman-Rupp Company	3,794	94,850
The Greenbrier Companies, Inc.	5,164	166,126
The Manitowoc Company, Inc. (A)	6,284	107,394
The Middleby Corp. (A)	11,808	1,731,171
The Shyft Group, Inc.	5,628	128,037
The Timken Company	14,507	1,185,512
The Toro Company	22,940	2,550,010
Titan International, Inc. (A)	8,187	85,800
Toyota Industries Corp.	21,353	1,189,598
Trinity Industries, Inc.	13,188	321,260
VAT Group AG (B)	3,940	1,423,458
Velo3D, Inc. (A)(C)	9,418	21,379
Volvo AB, A Shares	29,222	628,562
Volvo AB, B Shares (C)	220,179	4,537,149
Wabash National Corp.	7,683	188,925
Wabtec Corp.	19,996	2,020,796
Wartsila OYJ ABP	69,071	651,841
Watts Water Technologies, Inc., Class A	10,338	1,740,092
Xylem, Inc.	19,819	2,075,049
Yaskawa Electric Corp.	35,010	1,535,535
		173,275,382
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	452	801,868
A.P. Moller - Maersk A/S, Series B	733	1,332,381
Costamare, Inc.	7,746	72,890
Eagle Bulk Shipping, Inc.	2,108	95,914
Eneti, Inc.	4,185	39,130
Genco Shipping & Trading, Ltd.	5,823	91,188
Golden Ocean Group, Ltd. (C)	19,381	184,507
Kirby Corp. (A)	13,126	914,882
Kuehne + Nagel International AG	7,929	2,361,534
Matson, Inc.	5,894	351,695
Mitsui OSK Lines, Ltd. (C)	50,200	1,258,898
Nippon Yusen KK (C)	70,675	1,650,850
Safe Bulkers, Inc.	10,946	40,391
SITC International Holdings Company, Ltd.	196,000	421,235
		9,617,363
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	14,022	588,363
Allegiant Travel Company (A)	2,493	229,306
American Airlines Group, Inc. (A)	71,535	1,055,141
ANA Holdings, Inc. (A)	23,349	507,489
Blade Air Mobility, Inc. (A)	9,551	32,282
Delta Air Lines, Inc. (A)	70,503	2,461,965
Deutsche Lufthansa AG (A)	87,216	970,060
Frontier Group Holdings, Inc. (A)	5,880	57,859
Hawaiian Holdings, Inc. (A)	8,157	74,718
Japan Airlines Company, Ltd.	21,040	410,240
JetBlue Airways Corp. (A)	70,976	516,705
Joby Aviation, Inc. (A)(C)	40,929	177,632
Qantas Airways, Ltd. (A)	134,847	601,883
Singapore Airlines, Ltd.	195,527	843,400
SkyWest, Inc. (A)	7,986	177,050
Southwest Airlines Company	65,342	2,126,229
Spirit Airlines, Inc.	17,348	297,865
Sun Country Airlines Holdings, Inc. (A)	5,411	110,926
United Airlines Holdings, Inc. (A)	35,945	1,590,566
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Passenger airlines (continued)
Wheels Up Experience, Inc. (A)	27,641	$17,491
		12,847,170
Professional services – 1.2%
Adecco Group AG	23,346	850,379
Alight, Inc., Class A (A)	54,480	501,761
ASGN, Inc. (A)	18,784	1,552,873
Atlas Technical Consultants, Inc. (A)	3,279	39,971
Automatic Data Processing, Inc.	45,557	10,142,355
Barrett Business Services, Inc.	1,114	98,745
BayCurrent Consulting, Inc.	19,300	801,299
Broadridge Financial Solutions, Inc.	12,940	1,896,616
Bureau Veritas SA	42,899	1,232,594
CACI International, Inc., Class A (A)	5,152	1,526,435
CBIZ, Inc. (A)	7,684	380,281
Computershare, Ltd.	79,281	1,151,572
Concentrix Corp.	9,357	1,137,343
Conduent, Inc. (A)	28,166	96,609
CoStar Group, Inc. (A)	44,715	3,078,628
CRA International, Inc.	1,115	120,219
CSG Systems International, Inc.	4,970	266,889
Equifax, Inc.	13,469	2,732,052
EXL Service Holdings, Inc. (A)	12,412	2,008,634
Experian PLC	134,414	4,425,944
Exponent, Inc.	19,196	1,913,649
First Advantage Corp. (A)	9,372	130,833
Forrester Research, Inc. (A)	1,844	59,653
Franklin Covey Company (A)	1,948	74,940
FTI Consulting, Inc. (A)	7,544	1,488,808
Genpact, Ltd.	36,880	1,704,594
Heidrick & Struggles International, Inc.	3,208	97,395
HireRight Holdings Corp. (A)	3,471	36,827
Huron Consulting Group, Inc. (A)	3,174	255,094
ICF International, Inc.	2,930	321,421
Insperity, Inc.	13,585	1,651,257
Intertek Group PLC	23,549	1,179,444
Jacobs Solutions, Inc.	13,932	1,637,149
KBR, Inc.	30,066	1,655,133
Kelly Services, Inc., Class A	5,548	92,041
Kforce, Inc.	3,169	200,408
Korn Ferry	8,520	440,825
Legalzoom.com, Inc. (A)	15,828	148,467
Leidos Holdings, Inc.	15,029	1,383,570
ManpowerGroup, Inc.	11,079	914,350
Maximus, Inc.	22,975	1,808,133
Nihon M&A Center Holdings, Inc.	44,200	331,295
NV5 Global, Inc. (A)	2,157	224,263
Paychex, Inc.	35,273	4,041,933
Persol Holdings Company, Ltd.	25,900	521,494
Planet Labs PBC (A)	25,294	99,405
Randstad NV (C)	17,447	1,035,736
Recruit Holdings Company, Ltd.	210,300	5,785,149
Red Violet, Inc. (A)	1,601	28,178
RELX PLC	279,464	9,050,972
Resources Connection, Inc.	5,106	87,108
Robert Half International, Inc.	11,841	954,029
Science Applications International Corp.	11,972	1,286,511
SGS SA	930	2,051,346
Skillsoft Corp. (A)	15,324	30,648
Spire Global, Inc. (A)	21,661	14,470
Sterling Check Corp. (A)	3,766	41,991
Teleperformance	8,626	2,084,336
TriNet Group, Inc. (A)	5,995	483,257
TrueBlue, Inc. (A)	5,229	93,076
TTEC Holdings, Inc.	3,072	114,371
Upwork, Inc. (A)	19,329	218,804

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verisk Analytics, Inc.	17,195	$3,299,033
Verra Mobility Corp. (A)	22,669	383,559
Willdan Group, Inc. (A)	2,132	33,302
Wolters Kluwer NV	37,574	4,743,208
		88,272,664
Trading companies and distributors – 0.8%
AerCap Holdings NV (A)	19,700	1,107,731
Alta Equipment Group, Inc.	3,538	56,077
Applied Industrial Technologies, Inc.	6,089	865,430
Ashtead Group PLC	64,071	3,934,270
Beacon Roofing Supply, Inc. (A)	8,196	482,335
BlueLinx Holdings, Inc. (A)	1,354	92,018
Boise Cascade Company	6,242	394,807
Brenntag SE	22,543	1,696,500
Bunzl PLC	49,261	1,860,714
Custom Truck One Source, Inc. (A)	9,430	64,030
Distribution Solutions Group, Inc. (A)	859	39,050
DXP Enterprises, Inc. (A)	2,527	68,027
Fastenal Company	62,762	3,385,382
GATX Corp.	13,288	1,461,946
Global Industrial, Inc.	2,126	57,062
GMS, Inc. (A)	6,825	395,099
H&E Equipment Services, Inc.	5,145	227,563
Herc Holdings, Inc.	4,040	460,156
Hudson Technologies, Inc. (A)	6,824	59,574
IMCD NV	8,315	1,359,633
ITOCHU Corp.	173,404	5,647,153
Marubeni Corp.	225,659	3,068,898
McGrath RentCorp	3,831	357,471
Mitsubishi Corp.	182,806	6,569,399
Mitsui & Company, Ltd.	209,103	6,517,708
MonotaRO Company, Ltd.	36,600	461,000
MRC Global, Inc. (A)	13,392	130,170
MSC Industrial Direct Company, Inc., Class A	10,370	871,080
NOW, Inc. (A)	17,644	196,731
Reece, Ltd.	32,989	386,625
Rush Enterprises, Inc., Class A	6,399	349,385
Rush Enterprises, Inc., Class B	1,197	71,688
Sumitomo Corp.	164,338	2,911,304
Textainer Group Holdings, Ltd.	6,753	216,839
Titan Machinery, Inc. (A)	3,280	99,876
Toyota Tsusho Corp.	30,982	1,320,987
Transcat, Inc. (A)	1,145	102,352
Triton International, Ltd.	9,141	577,894
United Rentals, Inc.	7,626	3,018,066
Univar Solutions, Inc. (A)	35,757	1,252,568
Veritiv Corp.	2,109	285,010
W.W. Grainger, Inc.	4,944	3,405,477
Watsco, Inc.	7,289	2,319,068
Xometry, Inc., Class A (A)	5,420	81,137
		58,285,290
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	10,943	1,769,574
Aeroports de Paris	4,332	618,444
Auckland International Airport, Ltd. (A)	182,662	994,043
Getlink SE	64,201	1,057,366
Transurban Group	448,664	4,284,015
		8,723,442
		842,924,642
Information technology – 17.6%
Communications equipment – 0.7%
ADTRAN Holdings, Inc.	11,256	178,520
Arista Networks, Inc. (A)	27,214	4,568,142
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Aviat Networks, Inc. (A)	1,804	$62,166
Calix, Inc. (A)	21,562	1,155,508
Cambium Networks Corp. (A)	1,930	34,200
Ciena Corp. (A)	32,525	1,708,213
Cisco Systems, Inc.	451,680	23,611,572
Clearfield, Inc. (A)	1,842	85,800
CommScope Holding Company, Inc. (A)	32,928	209,751
Comtech Telecommunications Corp.	4,689	58,519
Digi International, Inc. (A)	5,451	183,590
DZS, Inc. (A)	2,936	23,165
Extreme Networks, Inc. (A)	20,249	387,161
F5, Inc. (A)	6,610	963,011
Harmonic, Inc. (A)	14,671	214,050
Infinera Corp. (A)	30,677	238,054
Inseego Corp. (A)	15,363	8,947
Juniper Networks, Inc.	35,619	1,226,006
Lumentum Holdings, Inc. (A)	15,012	810,798
Motorola Solutions, Inc.	18,384	5,260,214
NETGEAR, Inc. (A)	4,520	83,665
NetScout Systems, Inc. (A)	10,892	312,056
Nokia OYJ	789,581	3,875,962
Ondas Holdings, Inc. (A)	6,570	7,096
Ribbon Communications, Inc. (A)	13,100	44,802
Telefonaktiebolaget LM Ericsson, B Shares (C)	425,876	2,496,409
Viavi Solutions, Inc. (A)	36,325	393,400
		48,200,777
Electronic equipment, instruments and components – 1.2%
908 Devices, Inc. (A)	3,691	31,743
Advanced Energy Industries, Inc.	6,023	590,254
Aeva Technologies, Inc. (A)	17,833	21,221
Akoustis Technologies, Inc. (A)	9,662	29,759
Amphenol Corp., Class A	65,376	5,342,527
Arlo Technologies, Inc. (A)	14,531	88,058
Arrow Electronics, Inc. (A)	12,773	1,594,965
Avnet, Inc.	20,025	905,130
Azbil Corp.	16,800	460,143
Badger Meter, Inc.	4,660	567,681
Belden, Inc.	16,184	1,404,286
Benchmark Electronics, Inc.	5,473	129,655
CDW Corp.	14,886	2,901,133
Cognex Corp.	37,897	1,877,796
Coherent Corp. (A)	30,453	1,159,650
Corning, Inc.	83,696	2,952,795
CTS Corp.	5,022	248,388
ePlus, Inc. (A)	4,321	211,902
Evolv Technologies Holdings, Inc. (A)	14,657	45,730
Fabrinet (A)	5,887	699,140
FARO Technologies, Inc. (A)	3,102	76,340
Focus Universal, Inc. (A)	4,317	10,793
Halma PLC	55,394	1,529,233
Hamamatsu Photonics KK	20,500	1,105,806
Hexagon AB, B Shares	284,002	3,268,695
Hirose Electric Company, Ltd.	4,375	572,366
Ibiden Company, Ltd.	16,400	657,695
Identiv, Inc. (A)	3,883	23,842
Insight Enterprises, Inc. (A)	5,019	717,516
IPG Photonics Corp. (A)	7,046	868,842
Itron, Inc. (A)	7,274	403,343
Jabil, Inc.	29,207	2,574,889
Keyence Corp.	28,400	13,919,077
Keysight Technologies, Inc. (A)	19,609	3,166,461
Kimball Electronics, Inc. (A)	3,967	95,605
Knowles Corp. (A)	14,415	245,055
Kyocera Corp.	46,863	2,444,652

252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Lightwave Logic, Inc. (A)(C)	17,933	$93,790
Littelfuse, Inc.	5,425	1,454,388
Methode Electronics, Inc.	5,758	252,661
MicroVision, Inc. (A)(C)	27,024	72,154
Mirion Technologies, Inc. (A)	21,892	186,958
Murata Manufacturing Company, Ltd.	83,839	5,109,587
Napco Security Technologies, Inc. (A)	4,695	176,438
National Instruments Corp.	28,614	1,499,660
nLight, Inc. (A)	7,598	77,348
Novanta, Inc. (A)	13,505	2,148,510
Omron Corp.	27,118	1,587,132
OSI Systems, Inc. (A)	2,537	259,687
Ouster, Inc. (A)	52,449	43,884
PAR Technology Corp. (A)	4,340	147,386
PC Connection, Inc.	1,763	79,264
Plexus Corp. (A)	4,357	425,112
Rogers Corp. (A)	2,982	487,348
Sanmina Corp. (A)	9,081	553,850
ScanSource, Inc. (A)	4,093	124,591
Shimadzu Corp.	34,592	1,085,932
SmartRent, Inc. (A)(C)	20,454	52,158
TD SYNNEX Corp.	9,196	890,081
TDK Corp.	56,763	2,037,572
TE Connectivity, Ltd.	34,794	4,563,233
Teledyne Technologies, Inc. (A)	5,153	2,305,246
Trimble, Inc. (A)	27,116	1,421,421
TTM Technologies, Inc. (A)	16,192	218,430
Venture Corp., Ltd.	40,500	539,032
Vishay Intertechnology, Inc.	48,866	1,105,349
Vishay Precision Group, Inc. (A)	2,004	83,687
Vontier Corp.	34,624	946,620
Yokogawa Electric Corp.	33,292	542,111
Zebra Technologies Corp., Class A (A)	5,677	1,805,286
		85,318,072
IT services – 0.9%
Accenture PLC, Class A	69,239	19,789,199
Akamai Technologies, Inc. (A)	17,288	1,353,650
Bechtle AG	11,950	572,255
BigCommerce Holdings, Inc., Series 1 (A)	10,521	94,058
Brightcove, Inc. (A)	7,069	31,457
Capgemini SE	23,896	4,440,722
Cerberus Cyber Sentinel Corp. (A)	7,704	2,604
Cognizant Technology Solutions Corp., Class A	55,964	3,409,887
DigitalOcean Holdings, Inc. (A)(C)	11,208	439,017
DXC Technology Company (A)	25,033	639,843
Edgio, Inc. (A)	21,851	17,286
EPAM Systems, Inc. (A)	6,323	1,890,577
Fastly, Inc., Class A (A)	18,112	321,669
Fujitsu, Ltd.	28,723	3,881,347
Gartner, Inc. (A)	8,689	2,830,616
Grid Dynamics Holdings, Inc. (A)	7,965	91,279
IBM Corp.	99,407	13,031,264
Information Services Group, Inc.	5,904	30,051
Itochu Techno-Solutions Corp.	14,000	344,959
Kyndryl Holdings, Inc. (A)	44,871	662,296
NEC Corp.	35,784	1,381,447
Nomura Research Institute, Ltd.	58,000	1,356,487
NTT Data Corp.	92,110	1,210,928
Obic Company, Ltd.	10,200	1,615,613
Otsuka Corp.	16,600	589,545
Perficient, Inc. (A)	5,493	396,540
PFSweb, Inc.	3,022	12,813
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Rackspace Technology, Inc. (A)	9,579	$18,009
SCSK Corp.	22,800	333,835
Squarespace, Inc., Class A (A)	5,057	160,661
The Hackett Group, Inc.	4,342	80,240
TIS, Inc.	33,000	872,705
Tucows, Inc., Class A (A)	1,679	32,657
Unisys Corp. (A)	10,933	42,420
VeriSign, Inc. (A)	10,072	2,128,516
Wix.com, Ltd. (A)	8,400	838,320
		64,944,772
Semiconductors and semiconductor equipment – 4.8%
ACM Research, Inc., Class A (A)	8,093	94,688
Advanced Micro Devices, Inc. (A)	177,276	17,374,821
Advantest Corp.	26,500	2,456,717
Allegro MicroSystems, Inc. (A)	14,269	684,769
Alpha & Omega Semiconductor, Ltd. (A)	3,512	94,648
Ambarella, Inc. (A)	5,888	455,849
Amkor Technology, Inc.	38,247	995,187
Analog Devices, Inc.	55,728	10,990,676
Applied Materials, Inc.	92,695	11,385,727
ASM International NV	6,840	2,776,361
ASML Holding NV	58,821	40,083,450
Atomera, Inc. (A)(C)	3,640	23,187
Axcelis Technologies, Inc. (A)	5,253	699,962
AXT, Inc. (A)	7,177	28,564
Broadcom, Inc.	45,946	29,476,197
CEVA, Inc. (A)	3,719	113,169
Cirrus Logic, Inc. (A)	12,109	1,324,482
Cohu, Inc. (A)	7,699	295,565
Credo Technology Group Holding, Ltd. (A)	15,551	146,490
Diodes, Inc. (A)	7,136	661,935
Disco Corp.	12,600	1,465,778
Enphase Energy, Inc. (A)	14,945	3,142,635
First Solar, Inc. (A)	10,901	2,370,968
FormFactor, Inc. (A)	12,479	397,456
Ichor Holdings, Ltd. (A)	4,622	151,324
Impinj, Inc. (A)	3,371	456,838
Indie Semiconductor, Inc., Class A (A)	16,656	175,721
Infineon Technologies AG	190,547	7,824,845
Intel Corp.	454,857	14,860,178
KLA Corp.	15,226	6,077,762
Kulicke & Soffa Industries, Inc.	9,068	477,793
Lam Research Corp.	14,836	7,864,860
Lasertec Corp.	11,000	1,954,472
Lattice Semiconductor Corp. (A)	30,036	2,868,438
MACOM Technology Solutions Holdings, Inc. (A)	19,433	1,376,634
MaxLinear, Inc. (A)	11,727	412,908
Microchip Technology, Inc.	60,229	5,045,986
Micron Technology, Inc.	119,973	7,239,171
MKS Instruments, Inc.	12,534	1,110,763
Monolithic Power Systems, Inc.	4,920	2,462,657
NVIDIA Corp.	270,473	75,129,285
NXP Semiconductors NV	28,491	5,312,859
ON Semiconductor Corp. (A)	47,494	3,909,706
Onto Innovation, Inc. (A)	7,947	698,382
PDF Solutions, Inc. (A)	4,819	204,326
Photronics, Inc. (A)	9,526	157,941
Power Integrations, Inc.	21,578	1,826,362
Qorvo, Inc. (A)	10,983	1,115,543
Qualcomm, Inc.	122,593	15,640,415
Rambus, Inc. (A)	17,146	878,904
Renesas Electronics Corp. (A)	171,500	2,483,458
Rohm Company, Ltd.	12,742	1,062,001

253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Semtech Corp. (A)	10,225	$246,832
Silicon Laboratories, Inc. (A)	12,292	2,152,206
SiTime Corp. (A)	6,131	872,012
Skyworks Solutions, Inc.	17,479	2,062,172
SMART Global Holdings, Inc. (A)	7,834	135,058
SolarEdge Technologies, Inc. (A)	6,146	1,868,077
STMicroelectronics NV	99,724	5,313,661
SUMCO Corp.	51,100	768,745
Synaptics, Inc. (A)	15,005	1,667,806
Teradyne, Inc.	17,125	1,841,109
Texas Instruments, Inc.	99,636	18,533,292
Tokyo Electron, Ltd.	65,280	7,974,998
Tower Semiconductor, Ltd. (A)	15,946	679,745
Ultra Clean Holdings, Inc. (A)	7,265	240,907
Universal Display Corp.	9,524	1,477,458
Veeco Instruments, Inc. (A)	8,271	174,766
Wolfspeed, Inc. (A)	27,266	1,770,927
		344,098,584
Software – 5.9%
8x8, Inc. (A)	19,657	81,970
A10 Networks, Inc.	10,545	163,342
ACI Worldwide, Inc. (A)	42,804	1,154,852
Adeia, Inc.	16,850	149,291
Adobe, Inc. (A)	50,334	19,397,214
Agilysys, Inc. (A)	3,164	261,062
Alarm.com Holdings, Inc. (A)	7,708	387,558
Alkami Technology, Inc. (A)	5,777	73,137
Altair Engineering, Inc., Class A (A)	8,346	601,830
American Software, Inc., Class A	5,873	74,059
Amplitude, Inc., Class A (A)	9,160	113,950
ANSYS, Inc. (A)	9,578	3,187,558
Appfolio, Inc., Class A (A)	3,050	379,664
Appian Corp., Class A (A)	6,446	286,073
Asana, Inc., Class A (A)	11,882	251,067
Aspen Technology, Inc. (A)	6,387	1,461,793
Autodesk, Inc. (A)	23,723	4,938,180
AvePoint, Inc. (A)	21,341	87,925
Blackbaud, Inc. (A)	17,228	1,193,900
Blackline, Inc. (A)	8,871	595,688
Blend Labs, Inc., Class A (A)	31,176	31,058
Box, Inc., Class A (A)	22,335	598,355
c3.ai, Inc., Class A (A)(C)	10,354	347,584
Cadence Design Systems, Inc. (A)	30,161	6,336,524
Cerence, Inc. (A)	6,504	182,697
Ceridian HCM Holding, Inc. (A)	16,916	1,238,590
Check Point Software Technologies, Ltd. (A)	14,626	1,901,380
Cleanspark, Inc. (A)	8,081	22,465
Clear Secure, Inc., Class A	9,999	261,674
CommVault Systems, Inc. (A)	16,879	957,714
Consensus Cloud Solutions, Inc. (A)	2,559	87,236
Couchbase, Inc. (A)	4,440	62,426
CS Disco, Inc. (A)	3,828	25,418
Cvent Holding Corp. (A)(C)	7,541	63,043
CyberArk Software, Ltd. (A)	5,900	873,082
Dassault Systemes SE	97,253	4,011,786
Digimarc Corp. (A)	2,379	46,747
Digital Turbine, Inc. (A)	15,155	187,316
Domo, Inc., Class B (A)	5,017	71,191
Dynatrace, Inc. (A)	47,508	2,009,588
E2open Parent Holdings, Inc. (A)	31,981	186,129
Ebix, Inc.	4,255	56,123
eGain Corp. (A)	3,658	27,764
Enfusion, Inc., Class A (A)	4,344	45,612
EngageSmart, Inc. (A)	5,571	107,242
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Envestnet, Inc. (A)	20,950	$1,229,137
Everbridge, Inc. (A)	6,382	221,264
EverCommerce, Inc. (A)	4,148	43,886
Fair Isaac Corp. (A)	2,766	1,943,641
ForgeRock, Inc., Class A (A)	5,649	116,369
Fortinet, Inc. (A)	71,293	4,738,133
Gen Digital, Inc.	62,540	1,073,186
Instructure Holdings, Inc. (A)	2,688	69,619
Intapp, Inc. (A)	2,251	100,935
InterDigital, Inc.	4,763	347,223
Intuit, Inc.	30,887	13,770,351
Latch, Inc. (A)	21,091	16,073
LivePerson, Inc. (A)	11,556	50,962
LiveRamp Holdings, Inc. (A)	10,693	234,497
Manhattan Associates, Inc. (A)	13,696	2,120,826
Marathon Digital Holdings, Inc. (A)(C)	18,289	159,480
Matterport, Inc. (A)	36,274	99,028
MeridianLink, Inc. (A)	3,652	63,180
Microsoft Corp.	818,435	235,954,811
MicroStrategy, Inc., Class A (A)(C)	1,510	441,403
Mitek Systems, Inc. (A)	6,899	66,161
Model N, Inc. (A)	5,864	196,268
Momentive Global, Inc. (A)	21,168	197,286
N-able, Inc. (A)	10,801	142,573
NCR Corp. (A)	30,242	713,409
Nemetschek SE	8,426	581,653
NextNav, Inc. (A)	11,600	23,548
Nice, Ltd. (A)	9,270	2,111,690
Olo, Inc., Class A (A)	14,658	119,609
ON24, Inc. (A)	7,134	62,494
OneSpan, Inc. (A)	6,470	113,225
Oracle Corp.	168,975	15,701,157
Oracle Corp.	5,606	404,870
PagerDuty, Inc. (A)	13,680	478,526
Paycom Software, Inc. (A)	5,301	1,611,557
Paylocity Holding Corp. (A)	9,044	1,797,766
Porch Group, Inc. (A)	12,832	18,350
PowerSchool Holdings, Inc., Class A (A)	7,325	145,182
Progress Software Corp.	6,936	398,473
PROS Holdings, Inc. (A)	6,601	180,867
PTC, Inc. (A)	11,703	1,500,676
Q2 Holdings, Inc. (A)	9,024	222,171
Qualys, Inc. (A)	13,730	1,785,175
Rapid7, Inc. (A)	9,340	428,799
Rimini Street, Inc. (A)	8,230	33,908
Riot Platforms, Inc. (A)(C)	24,907	248,821
Roper Technologies, Inc.	11,660	5,138,445
Salesforce, Inc. (A)	109,949	21,965,611
SAP SE	152,363	19,238,946
Sapiens International Corp. NV	5,017	108,969
ServiceNow, Inc. (A)	22,320	10,372,550
ShotSpotter, Inc. (A)	1,477	58,076
SolarWinds Corp. (A)	8,166	70,228
Sprout Social, Inc., Class A (A)	7,374	448,929
SPS Commerce, Inc. (A)	5,783	880,751
Sumo Logic, Inc. (A)	18,521	221,882
Synopsys, Inc. (A)	16,758	6,472,778
Telos Corp. (A)	8,664	21,920
Temenos AG	9,291	646,524
Tenable Holdings, Inc. (A)	17,625	837,364
Teradata Corp. (A)	22,309	898,607
The Sage Group PLC	148,775	1,427,708
Trend Micro, Inc.	19,564	959,819
Tyler Technologies, Inc. (A)	4,578	1,623,542
Upland Software, Inc. (A)	5,131	22,063

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Varonis Systems, Inc. (A)	17,539	$456,189
Verint Systems, Inc. (A)	10,229	380,928
Veritone, Inc. (A)	5,455	31,803
Weave Communications, Inc. (A)	5,529	27,479
WiseTech Global, Ltd.	21,473	945,964
WM Technology, Inc. (A)	13,479	11,446
Workiva, Inc. (A)	7,643	782,720
Xero, Ltd. (A)	19,719	1,195,985
Xperi, Inc. (A)	6,860	74,980
Yext, Inc. (A)	18,655	179,275
Zeta Global Holdings Corp., Class A (A)	17,573	190,316
Zuora, Inc., Class A (A)	19,825	195,871
		422,544,743
Technology hardware, storage and peripherals – 4.1%
Apple, Inc.	1,635,223	269,648,273
Avid Technology, Inc. (A)	5,801	185,516
Brother Industries, Ltd.	33,836	509,770
Canon, Inc.	145,977	3,250,887
Corsair Gaming, Inc. (A)	6,371	116,908
Diebold Nixdorf, Inc. (A)	12,734	15,281
Eastman Kodak Company (A)(C)	9,579	39,274
FUJIFILM Holdings Corp.	52,538	2,666,984
Hewlett Packard Enterprise Company	140,934	2,245,079
HP, Inc.	95,027	2,789,042
IonQ, Inc. (A)(C)	19,427	119,476
Logitech International SA	25,258	1,474,222
NetApp, Inc.	23,702	1,513,373
Ricoh Company, Ltd.	80,077	600,668
Seagate Technology Holdings PLC	21,113	1,395,992
Seiko Epson Corp. (C)	40,847	583,624
Super Micro Computer, Inc. (A)	17,492	1,863,773
Western Digital Corp. (A)	35,109	1,322,556
Xerox Holdings Corp.	43,115	663,971
		291,004,669
		1,256,111,617
Materials – 4.5%
Chemicals – 2.2%
AdvanSix, Inc.	4,291	164,217
Air Liquide SA	76,369	12,783,299
Air Products & Chemicals, Inc.	24,418	7,013,094
Akzo Nobel NV	26,499	2,072,609
Albemarle Corp.	12,881	2,847,216
American Vanguard Corp.	4,594	100,517
Amyris, Inc. (A)(C)	31,782	43,224
Arkema SA	8,760	864,934
Asahi Kasei Corp.	183,057	1,282,152
Ashland, Inc.	10,942	1,123,853
Aspen Aerogels, Inc. (A)	5,136	38,263
Avient Corp.	33,334	1,372,027
Axalta Coating Systems, Ltd. (A)	48,344	1,464,340
Balchem Corp.	5,083	642,898
BASF SE	134,014	7,035,554
Cabot Corp.	21,204	1,625,075
Celanese Corp.	10,968	1,194,306
CF Industries Holdings, Inc.	21,571	1,563,682
Chase Corp.	1,193	124,943
Chr. Hansen Holding A/S	15,391	1,170,799
Clariant AG (A)	31,482	522,266
Corteva, Inc.	78,374	4,726,736
Covestro AG (B)	28,190	1,167,441
Croda International PLC	20,374	1,637,529
Danimer Scientific, Inc. (A)(C)	16,341	56,376
Diversey Holdings, Ltd. (A)	13,189	106,699
Dow, Inc.	77,501	4,248,605
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	50,370	$3,615,055
Eastman Chemical Company	13,062	1,101,649
Ecolab, Inc.	27,245	4,509,865
Ecovyst, Inc. (A)	11,714	129,440
EMS-Chemie Holding AG	1,024	846,469
Evonik Industries AG	30,597	643,734
FMC Corp.	13,850	1,691,501
FutureFuel Corp.	4,497	33,188
Givaudan SA	1,347	4,384,199
Hawkins, Inc.	3,082	134,930
HB Fuller Company	8,440	577,718
ICL Group, Ltd.	103,449	700,926
Ingevity Corp. (A)	13,736	982,399
Innospec, Inc.	3,926	403,082
International Flavors & Fragrances, Inc.	28,033	2,577,915
Intrepid Potash, Inc. (A)	1,791	49,432
Johnson Matthey PLC	26,768	656,253
JSR Corp.	25,890	612,461
Koninklijke DSM NV	25,503	3,018,135
Koppers Holdings, Inc.	3,340	116,800
Kronos Worldwide, Inc.	3,711	34,178
Linde PLC	54,153	19,248,142
Livent Corp. (A)	25,930	563,200
LSB Industries, Inc. (A)	10,614	109,643
LyondellBasell Industries NV, Class A	27,925	2,621,878
Mativ Holdings, Inc.	8,637	185,436
Minerals Technologies, Inc.	5,125	309,653
Mitsubishi Chemical Group Corp.	186,859	1,111,339
Mitsui Chemicals, Inc.	26,918	695,038
NewMarket Corp.	1,467	535,426
Nippon Paint Holdings Company, Ltd.	121,100	1,138,715
Nippon Sanso Holdings Corp.	25,257	456,308
Nissan Chemical Corp.	18,600	844,756
Nitto Denko Corp.	20,787	1,345,361
Novozymes A/S, B Shares	29,843	1,528,056
OCI NV	15,372	521,108
Olin Corp.	26,964	1,496,502
Orica, Ltd.	66,069	682,520
Origin Materials, Inc. (A)	17,079	72,927
Orion Engineered Carbons SA	9,726	253,751
Perimeter Solutions SA (A)	19,777	159,798
PPG Industries, Inc.	25,841	3,451,841
PureCycle Technologies, Inc. (A)(C)	17,212	120,484
Quaker Chemical Corp.	2,177	430,937
Rayonier Advanced Materials, Inc. (A)	10,249	64,261
RPM International, Inc.	28,290	2,468,020
Sensient Technologies Corp.	15,895	1,216,921
Shin-Etsu Chemical Company, Ltd.	269,730	8,755,712
Sika AG	21,310	5,977,357
Solvay SA	10,814	1,236,756
Stepan Company	3,338	343,914
Sumitomo Chemical Company, Ltd.	217,444	732,129
Symrise AG	19,374	2,108,354
The Chemours Company	32,507	973,260
The Mosaic Company	37,436	1,717,564
The Scotts Miracle-Gro Company	8,952	624,312
The Sherwin-Williams Company	25,928	5,827,837
Toray Industries, Inc.	202,372	1,157,715
Tosoh Corp.	37,900	515,042
Trinseo PLC	5,659	117,990
Tronox Holdings PLC	18,756	269,711
Umicore SA	30,559	1,036,599
Valvoline, Inc.	37,679	1,316,504
Westlake Corp.	7,546	875,185

255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Yara International ASA	24,158	$1,049,920
		160,079,865
Construction materials – 0.3%
CRH PLC	109,001	5,506,760
Eagle Materials, Inc.	7,901	1,159,472
HeidelbergCement AG	21,130	1,542,852
Holcim, Ltd. (A)	80,883	5,216,250
James Hardie Industries PLC, CHESS Depositary Interest	65,025	1,399,582
Martin Marietta Materials, Inc.	6,827	2,423,995
Summit Materials, Inc., Class A (A)	19,144	545,413
United States Lime & Minerals, Inc.	317	48,403
Vulcan Materials Company	14,613	2,507,006
		20,349,733
Containers and packaging – 0.3%
Amcor PLC	163,358	1,859,014
AptarGroup, Inc.	14,307	1,690,944
Avery Dennison Corp.	8,902	1,592,835
Ball Corp.	34,515	1,902,122
Greif, Inc., Class A	9,470	600,114
Greif, Inc., Class B	887	67,873
International Paper Company	39,105	1,410,126
Myers Industries, Inc.	5,874	125,880
O-I Glass, Inc. (A)	24,707	561,096
Packaging Corp. of America	10,174	1,412,456
Pactiv Evergreen, Inc.	7,145	57,160
Ranpak Holdings Corp. (A)	8,173	42,663
Sealed Air Corp.	15,904	730,153
SIG Group AG (A)	44,622	1,149,605
Silgan Holdings, Inc.	18,334	983,986
Smurfit Kappa Group PLC	36,069	1,308,225
Sonoco Products Company	21,369	1,303,509
TriMas Corp.	6,810	189,727
Westrock Company	27,999	853,130
		17,840,618
Metals and mining – 1.6%
1911 Gold Corp. (A)	3,149	241
5E Advanced Materials, Inc. (A)(C)	5,471	29,653
Alcoa Corp.	38,782	1,650,562
Alpha Metallurgical Resources, Inc.	2,422	377,832
Anglo American PLC	185,407	6,166,913
Antofagasta PLC	57,538	1,127,023
ArcelorMittal SA	76,848	2,328,209
Arconic Corp. (A)	16,432	431,011
ATI, Inc. (A)	19,830	782,492
BHP Group, Ltd.	739,150	23,367,435
BlueScope Steel, Ltd.	67,700	916,344
Boliden AB	39,908	1,567,754
Carpenter Technology Corp.	7,677	343,623
Century Aluminum Company (A)	8,691	86,910
Cleveland-Cliffs, Inc. (A)	112,927	2,069,952
Coeur Mining, Inc. (A)	45,297	180,735
Commercial Metals Company	44,249	2,163,776
Compass Minerals International, Inc.	5,519	189,247
Constellium SE (A)	20,395	311,636
Dakota Gold Corp. (A)	9,079	32,866
Ferroglobe PLC (A)(D)	15,626	0
Fortescue Metals Group, Ltd.	247,088	3,714,119
Freeport-McMoRan, Inc.	157,152	6,429,088
Glencore PLC	1,502,886	8,647,929
Haynes International, Inc.	1,991	99,729
Hecla Mining Company	89,150	564,320
IGO, Ltd.	99,443	852,737
Ivanhoe Electric, Inc. (A)	2,520	30,618
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
JFE Holdings, Inc.	71,733	$910,466
Kaiser Aluminum Corp.	2,555	190,680
Materion Corp.	3,246	376,536
Mineral Resources, Ltd.	24,922	1,347,206
MP Materials Corp. (A)	20,232	570,340
Newcrest Mining, Ltd.	130,400	2,327,691
Newmont Corp.	87,270	4,277,975
Nippon Steel Corp.	117,900	2,780,258
Norsk Hydro ASA	196,226	1,464,517
Northern Star Resources, Ltd.	169,153	1,387,081
Novagold Resources, Inc. (A)	39,376	244,919
Nucor Corp.	27,817	4,296,892
Olympic Steel, Inc.	1,632	85,207
Pan American Silver Corp., CVR (A)	54,671	30,069
Piedmont Lithium, Inc. (A)	2,777	166,759
Pilbara Minerals, Ltd.	371,816	989,180
Ramaco Resources, Inc.	3,710	32,685
Reliance Steel & Aluminum Company	12,862	3,302,190
Rio Tinto PLC	164,086	11,137,812
Rio Tinto, Ltd.	54,164	4,352,064
Royal Gold, Inc.	14,386	1,866,008
Ryerson Holding Corp.	3,086	112,269
Schnitzer Steel Industries, Inc., Class A	4,159	129,345
South32, Ltd.	669,293	1,961,516
Steel Dynamics, Inc.	18,339	2,073,407
Sumitomo Metal Mining Company, Ltd.	36,107	1,381,595
SunCoke Energy, Inc.	13,436	120,655
TimkenSteel Corp. (A)	7,181	131,700
Tredegar Corp.	4,631	42,281
U.S. Steel Corp.	49,659	1,296,100
voestalpine AG	16,934	575,802
Warrior Met Coal, Inc.	8,063	295,993
Worthington Industries, Inc.	11,668	754,336
		115,474,288
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,705	90,401
Glatfelter Corp.	8,400	26,796
Holmen AB, B Shares	13,688	527,703
Louisiana-Pacific Corp.	15,712	851,748
Mondi PLC	70,847	1,124,838
Oji Holdings Corp.	118,438	468,938
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	80,417	1,046,215
Svenska Cellulosa AB SCA, B Shares (C)	88,402	1,164,302
Sylvamo Corp.	5,632	260,536
UPM-Kymmene OYJ	77,877	2,615,730
		8,187,455
		321,931,959
Real estate – 2.9%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	11,704	221,323
American Assets Trust, Inc.	7,914	147,121
Armada Hoffler Properties, Inc.	10,868	128,351
Broadstone Net Lease, Inc.	26,720	454,507
CTO Realty Growth, Inc.	2,961	51,107
Daiwa House REIT Investment Corp.	322	659,780
Empire State Realty Trust, Inc., Class A	21,836	141,716
Essential Properties Realty Trust, Inc.	22,438	557,584
Gladstone Commercial Corp.	6,472	81,741
Global Net Lease, Inc.	16,779	215,778
Land Securities Group PLC	102,787	789,049
Mirvac Group	575,735	806,385
Nomura Real Estate Master Fund, Inc.	619	693,643

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
One Liberty Properties, Inc.	2,861	$65,603
Safehold, Inc.	6,198	182,025
Star Holdings (A)	1,710	29,737
Stockland	348,302	932,681
The British Land Company PLC	128,496	616,352
The GPT Group	279,498	798,737
		7,573,220
Health care REITs – 0.2%
CareTrust REIT, Inc.	15,426	302,041
Community Healthcare Trust, Inc.	3,771	138,019
Diversified Healthcare Trust	42,769	57,738
Global Medical REIT, Inc.	10,204	92,958
Healthcare Realty Trust, Inc.	83,401	1,612,141
Healthpeak Properties, Inc.	60,118	1,320,792
LTC Properties, Inc.	6,274	220,406
Medical Properties Trust, Inc.	131,265	1,078,998
National Health Investors, Inc.	6,731	347,185
Omega Healthcare Investors, Inc.	51,335	1,407,092
Physicians Realty Trust	85,677	1,279,158
Sabra Health Care REIT, Inc.	87,513	1,006,400
Universal Health Realty Income Trust	2,084	100,261
Ventas, Inc.	43,979	1,906,490
Welltower, Inc.	51,953	3,724,511
		14,594,190
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	34,257	531,669
Ashford Hospitality Trust, Inc. (A)	5,964	19,144
Braemar Hotels & Resorts, Inc.	11,940	46,088
Chatham Lodging Trust	7,960	83,500
DiamondRock Hospitality Company	33,707	274,038
Hersha Hospitality Trust, Class A	5,389	36,214
Host Hotels & Resorts, Inc.	78,616	1,296,378
Park Hotels & Resorts, Inc.	49,273	609,014
Pebblebrook Hotel Trust	20,933	293,899
RLJ Lodging Trust	25,864	274,158
Ryman Hospitality Properties, Inc.	8,604	772,037
Service Properties Trust	26,755	266,480
Summit Hotel Properties, Inc.	17,202	120,414
Sunstone Hotel Investors, Inc.	33,905	334,981
Xenia Hotels & Resorts, Inc.	18,388	240,699
		5,198,713
Industrial REITs – 0.4%
CapitaLand Ascendas REIT	490,378	1,057,359
EastGroup Properties, Inc.	9,550	1,578,806
First Industrial Realty Trust, Inc.	28,957	1,540,512
GLP J-REIT	653	705,846
Goodman Group	246,940	3,133,628
Indus Realty Trust, Inc.	943	62,511
Industrial Logistics Properties Trust	12,024	36,914
Innovative Industrial Properties, Inc.	4,447	337,928
LXP Industrial Trust	44,127	454,949
Mapletree Logistics Trust	491,200	633,630
Nippon Prologis REIT, Inc.	312	660,518
Plymouth Industrial REIT, Inc.	6,115	128,476
Prologis, Inc.	101,491	12,663,032
Rexford Industrial Realty, Inc.	41,444	2,472,135
Segro PLC	176,456	1,680,883
STAG Industrial, Inc.	28,769	972,968
Terreno Realty Corp.	11,824	763,830
Warehouses De Pauw CVA	23,810	708,017
		29,591,942
Office REITs – 0.2%
Alexandria Real Estate Equities, Inc.	17,318	2,174,968
Boston Properties, Inc.	15,684	848,818
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Brandywine Realty Trust	27,661	$130,837
City Office REIT, Inc.	6,326	43,649
Corporate Office Properties Trust	42,512	1,007,960
Cousins Properties, Inc.	33,207	709,966
Covivio	6,915	402,247
Dexus	156,933	793,426
Douglas Emmett, Inc.	38,524	475,001
Easterly Government Properties, Inc.	14,373	197,485
Equity Commonwealth	16,696	345,774
Franklin Street Properties Corp.	16,903	26,538
Gecina SA	6,708	696,293
Highwoods Properties, Inc.	23,057	534,692
Japan Real Estate Investment Corp.	182	725,314
Kilroy Realty Corp.	23,093	748,213
Nippon Building Fund, Inc.	223	928,246
Office Properties Income Trust	8,189	100,725
Orion Office REIT, Inc.	9,739	65,251
Paramount Group, Inc.	31,239	142,450
Piedmont Office Realty Trust, Inc., Class A	19,898	145,255
Postal Realty Trust, Inc., Class A	3,059	46,558
Vornado Realty Trust	35,310	542,715
		11,832,381
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	17,730	93,614
Aroundtown SA (C)	145,773	208,389
Azrieli Group, Ltd.	6,192	355,783
CapitaLand Investment, Ltd.	379,584	1,053,162
CBRE Group, Inc., Class A (A)	34,738	2,529,274
City Developments, Ltd.	59,713	331,345
CK Asset Holdings, Ltd.	289,562	1,755,518
Compass, Inc., Class A (A)	45,089	145,637
Cushman & Wakefield PLC (A)	25,590	269,719
Daito Trust Construction Company, Ltd.	9,011	897,764
Daiwa House Industry Company, Ltd.	87,466	2,060,809
DigitalBridge Group, Inc.	26,210	314,258
Douglas Elliman, Inc.	12,765	39,699
ESR Group, Ltd. (B)	291,000	521,846
eXp World Holdings, Inc.	11,328	143,752
Fastighets AB Balder, B Shares (A)	92,066	378,261
Forestar Group, Inc. (A)	2,839	44,175
FRP Holdings, Inc. (A)	1,084	62,742
Hang Lung Properties, Ltd.	295,313	552,593
Henderson Land Development Company, Ltd.	211,709	732,470
Hongkong Land Holdings, Ltd.	162,434	714,623
Hulic Company, Ltd.	56,069	461,182
Jones Lang LaSalle, Inc. (A)	10,401	1,513,241
Kennedy-Wilson Holdings, Inc.	19,055	316,122
LEG Immobilien SE	10,813	594,239
Lendlease Corp., Ltd.	100,560	489,387
Marcus & Millichap, Inc.	4,084	131,137
Mitsubishi Estate Company, Ltd.	164,224	1,953,389
Mitsui Fudosan Company, Ltd.	132,226	2,483,790
New World Development Company, Ltd.	220,392	590,783
Newmark Group, Inc., Class A	22,672	160,518
Nomura Real Estate Holdings, Inc.	17,363	384,479
RE/MAX Holdings, Inc., Class A	3,130	58,719
Redfin Corp. (A)	17,984	162,935
Sagax AB, Class B	27,820	641,261
Sino Land Company, Ltd.	507,722	686,603
Stratus Properties, Inc.	1,027	20,540
Sumitomo Realty & Development Company, Ltd.	45,183	1,020,298
Sun Hung Kai Properties, Ltd.	211,314	2,960,424

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Swire Pacific, Ltd., Class A	70,018	$538,087
Swire Properties, Ltd.	170,687	439,298
Swiss Prime Site AG	11,194	930,866
Tejon Ranch Company (A)	3,611	65,973
The RMR Group, Inc., Class A	2,557	67,096
The St. Joe Company	5,463	227,315
UOL Group, Ltd.	67,770	353,847
Vonovia SE	104,510	1,968,426
Wharf Real Estate Investment Company, Ltd.	243,346	1,401,032
		33,826,420
Residential REITs – 0.2%
Apartment Income REIT Corp.	32,594	1,167,191
Apartment Investment and Management Company, Class A	23,922	183,960
AvalonBay Communities, Inc.	15,382	2,585,099
BRT Apartments Corp.	1,989	39,223
Camden Property Trust	12,109	1,269,508
Centerspace	2,481	135,537
Elme Communities	14,054	251,004
Equity Residential	37,447	2,246,820
Essex Property Trust, Inc.	7,103	1,485,521
Independence Realty Trust, Inc.	84,492	1,354,407
Invitation Homes, Inc.	63,863	1,994,441
Mid-America Apartment Communities, Inc.	12,697	1,917,755
NexPoint Residential Trust, Inc.	3,670	160,269
UDR, Inc.	34,002	1,396,122
UMH Properties, Inc.	7,989	118,157
Veris Residential, Inc. (A)	13,953	204,272
		16,509,286
Retail REITs – 0.4%
Acadia Realty Trust	15,131	211,077
Agree Realty Corp.	31,859	2,185,846
Alexander's, Inc.	326	63,163
Brixmor Property Group, Inc.	65,725	1,414,402
CapitaLand Integrated Commercial Trust	774,530	1,155,157
CBL & Associates Properties, Inc.	4,340	111,278
Federal Realty Investment Trust	8,050	795,582
Getty Realty Corp.	6,612	238,230
InvenTrust Properties Corp.	10,717	250,778
Japan Metropolitan Fund Investment Corp.	1,020	744,857
Kimco Realty Corp.	68,002	1,328,079
Kite Realty Group Trust	82,844	1,733,096
Klepierre SA	31,392	711,725
Link REIT	306,606	1,971,547
Mapletree Pan Asia Commercial Trust	343,800	466,129
National Retail Properties, Inc.	39,766	1,755,669
Necessity Retail REIT, Inc.	22,115	138,882
NETSTREIT Corp.	9,698	177,279
Phillips Edison & Company, Inc.	18,577	605,982
Realty Income Corp.	68,955	4,366,231
Regency Centers Corp.	16,933	1,035,961
Retail Opportunity Investments Corp.	19,429	271,229
RPT Realty	13,912	132,303
Saul Centers, Inc.	1,944	75,816
Scentre Group	757,324	1,401,870
Simon Property Group, Inc.	35,947	4,024,986
SITE Centers Corp.	31,217	383,345
Spirit Realty Capital, Inc.	30,606	1,219,343
Tanger Factory Outlet Centers, Inc.	16,213	318,261
The Macerich Company	81,870	867,822
Unibail-Rodamco-Westfield (A)	17,209	925,947
Urban Edge Properties	18,268	275,116
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Urstadt Biddle Properties, Inc., Class A	4,893	$85,970
Vicinity, Ltd.	564,579	738,382
Whitestone REIT	7,812	71,870
		32,253,210
Specialized REITs – 0.8%
American Tower Corp.	51,193	10,460,778
Crown Castle, Inc.	47,608	6,371,855
CubeSmart	49,215	2,274,717
Digital Realty Trust, Inc.	31,613	3,107,874
EPR Properties	16,441	626,402
Equinix, Inc.	10,174	7,335,861
Extra Space Storage, Inc.	14,724	2,398,981
Farmland Partners, Inc.	7,708	82,476
Four Corners Property Trust, Inc.	12,843	344,963
Gladstone Land Corp.	5,249	87,396
Iron Mountain, Inc.	31,963	1,691,162
Lamar Advertising Company, Class A	19,123	1,910,196
Life Storage, Inc.	18,627	2,441,813
National Storage Affiliates Trust	18,519	773,724
Outfront Media, Inc.	23,479	381,064
PotlatchDeltic Corp.	30,354	1,502,523
Public Storage	17,380	5,251,193
Rayonier, Inc.	32,277	1,073,533
SBA Communications Corp.	11,871	3,099,162
Uniti Group, Inc.	38,415	136,373
VICI Properties, Inc.	110,356	3,599,813
Weyerhaeuser Company	80,570	2,427,574
		57,379,433
		208,758,795
Utilities – 3.0%
Electric utilities – 1.7%
Acciona SA	3,602	722,703
ALLETE, Inc.	21,679	1,395,477
Alliant Energy Corp.	27,600	1,473,840
American Electric Power Company, Inc.	56,499	5,140,844
BKW AG	3,082	484,578
Chubu Electric Power Company, Inc.	94,029	991,951
CK Infrastructure Holdings, Ltd.	91,843	499,706
CLP Holdings, Ltd.	239,834	1,733,071
Constellation Energy Corp.	35,955	2,822,468
Duke Energy Corp.	84,660	8,167,150
Edison International	41,986	2,963,792
EDP - Energias de Portugal SA	405,041	2,207,033
Elia Group SA/NV	4,824	637,039
Endesa SA	46,344	1,006,582
Enel SpA	1,186,730	7,237,803
Entergy Corp.	22,373	2,410,467
Evergy, Inc.	25,237	1,542,485
Eversource Energy	38,296	2,997,045
Exelon Corp.	109,260	4,576,901
FirstEnergy Corp.	59,720	2,392,383
Fortum OYJ	65,460	1,002,751
Hawaiian Electric Industries, Inc.	23,990	921,216
Iberdrola SA	896,572	11,169,313
IDACORP, Inc.	11,080	1,200,296
Mercury NZ, Ltd.	101,117	399,958
MGE Energy, Inc.	5,882	456,855
NextEra Energy, Inc.	218,486	16,840,901
NRG Energy, Inc.	25,330	868,566
OGE Energy Corp.	43,874	1,652,295
Origin Energy, Ltd.	251,365	1,399,873
Orsted A/S (B)	27,602	2,353,566
Otter Tail Corp.	6,562	474,236
PG&E Corp. (A)	177,021	2,862,430

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Pinnacle West Capital Corp.	12,439	$985,666
PNM Resources, Inc.	32,318	1,573,240
Portland General Electric Company	33,767	1,650,869
Power Assets Holdings, Ltd.	202,236	1,084,960
PPL Corp.	80,957	2,249,795
Red Electrica Corp. SA	59,211	1,041,895
SSE PLC	157,713	3,519,182
Terna - Rete Elettrica Nazionale	205,294	1,684,927
The Kansai Electric Power Company, Inc.	102,724	1,000,421
The Southern Company	119,698	8,328,587
Tokyo Electric Power Company Holdings, Inc. (A)	222,728	795,632
Verbund AG	9,935	864,173
Xcel Energy, Inc.	60,169	4,057,797
		121,842,718
Gas utilities – 0.3%
APA Group	172,160	1,169,520
Atmos Energy Corp.	15,741	1,768,659
Brookfield Infrastructure Corp., Class A	15,682	722,313
Chesapeake Utilities Corp.	2,797	357,988
Enagas SA	36,314	697,798
Hong Kong & China Gas Company, Ltd.	1,634,022	1,438,613
National Fuel Gas Company	20,117	1,161,556
Naturgy Energy Group SA	21,222	638,857
New Jersey Resources Corp.	36,626	1,948,503
Northwest Natural Holding Company	5,566	264,719
ONE Gas, Inc.	20,445	1,619,857
Osaka Gas Company, Ltd.	54,675	898,190
Snam SpA	294,226	1,559,996
Southwest Gas Holdings, Inc.	24,180	1,510,041
Spire, Inc.	19,634	1,377,129
Tokyo Gas Company, Ltd.	57,096	1,073,017
UGI Corp.	45,924	1,596,318
		19,803,074
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)(C)	6,869	37,642
Clearway Energy, Inc., Class A	6,354	190,811
Clearway Energy, Inc., Class C	12,480	390,998
Corp ACCIONA Energias Renovables SA	9,608	372,614
EDP Renovaveis SA	42,046	963,103
Meridian Energy, Ltd.	188,306	619,494
Montauk Renewables, Inc. (A)	10,352	81,470
Ormat Technologies, Inc.	17,891	1,516,620
RWE AG	93,733	4,033,177
Sunnova Energy International, Inc. (A)(C)	15,984	249,670
The AES Corp.	73,439	1,768,411
		10,224,010
Multi-utilities – 0.7%
Ameren Corp.	28,424	2,455,549
Avista Corp.	11,578	491,486
Black Hills Corp.	24,626	1,553,901
CenterPoint Energy, Inc.	69,216	2,039,103
CMS Energy Corp.	32,024	1,965,633
Consolidated Edison, Inc.	39,017	3,732,756
Dominion Energy, Inc.	91,617	5,122,306
DTE Energy Company	21,302	2,333,421
E.ON SE	327,585	4,086,530
Engie SA	266,498	4,217,248
National Grid PLC	534,066	7,224,309
NiSource, Inc.	44,653	1,248,498
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NorthWestern Corp.	21,637	$1,251,917
Public Service Enterprise Group, Inc.	54,859	3,425,945
Sempra Energy	34,560	5,224,090
Unitil Corp.	2,583	147,334
Veolia Environnement SA	97,109	2,996,510
WEC Energy Group, Inc.	34,682	3,287,507
		52,804,043
Water utilities – 0.1%
American States Water Company	5,905	524,895
American Water Works Company, Inc.	21,216	3,107,932
Artesian Resources Corp., Class A	1,475	81,656
California Water Service Group	8,724	507,737
Essential Utilities, Inc.	52,307	2,283,201
Middlesex Water Company	2,821	220,377
Pure Cycle Corp. (A)	3,525	33,311
Severn Trent PLC	36,703	1,303,798
SJW Group	4,373	332,916
The York Water Company	2,493	111,437
United Utilities Group PLC	99,495	1,302,136
		9,809,396
		214,483,241
TOTAL COMMON STOCKS (Cost $3,839,323,394)		$6,839,048,815
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	8,668	886,028
Dr. Ing. h.c. F. Porsche AG (A)	16,615	2,132,521
Porsche Automobil Holding SE	22,342	1,282,587
Volkswagen AG	27,079	3,695,532
		7,996,668
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	25,995	2,033,691
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,551	1,496,591
TOTAL PREFERRED SECURITIES (Cost $10,442,858)		$11,526,950
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-24; Strike Price: $116.37) (A)	917	16,304
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	6,504
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	251,991
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	9,000
TOTAL WARRANTS (Cost $15,655)		$283,799
SHORT-TERM INVESTMENTS – 3.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 4.9438% (E)(F)	27,400,036	273,915,420
TOTAL SHORT-TERM INVESTMENTS (Cost $273,911,092)		$273,915,420
Total Investments (Strategic Equity Allocation Trust) (Cost $4,123,692,999) – 99.9%		$7,124,774,984
Other assets and liabilities, net – 0.1%		8,837,717
TOTAL NET ASSETS – 100.0%		$7,133,612,701

259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Strategic Equity Allocation Trust (continued)
(C)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $45,502,158.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $47,823,586.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	821	Long	Jun 2023	$83,633,583	$86,061,325	$2,427,742
Russell 2000 E-Mini Index Futures	167	Long	Jun 2023	15,281,472	15,142,725	(138,747)
S&P 500 E-Mini Index Futures	761	Long	Jun 2023	150,416,003	157,441,388	7,025,385
S&P Mid 400 E-Mini Index Futures	78	Long	Jun 2023	19,336,818	19,731,660	394,842
						$9,709,222

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.2%
U.S. Government – 12.2%
U.S. Treasury Bonds
2.000%, 02/15/2050		$3,183,000	$2,255,951
2.375%, 02/15/2042		4,210,000	3,385,432
2.750%, 11/15/2042		995,000	843,807
3.000%, 02/15/2049 to 08/15/2052		8,210,000	7,193,767
3.625%, 02/15/2053		3,890,000	3,862,041
U.S. Treasury Notes
0.500%, 02/28/2026		1,775,000	1,613,239
1.500%, 01/31/2027		4,680,000	4,308,525
1.875%, 02/15/2032		1,509,000	1,324,383
2.375%, 03/31/2029		2,195,000	2,049,153
2.625%, 05/31/2027		1,015,000	973,211
2.750%, 08/15/2032		4,205,000	3,957,299
2.875%, 05/15/2032		10,035,000	9,549,714
3.500%, 02/15/2033		4,805,000	4,812,508
			46,129,030
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/2052		877,148	859,842
5.000%, 08/01/2052 to 11/01/2052		2,869,321	2,894,743
5.500%, 11/01/2052		727,641	741,797
Federal National Mortgage Association
4.500%, 09/01/2052		2,089,346	2,062,486
5.000%, 11/01/2052		788,361	794,399
5.500%, 10/01/2052 to 12/01/2052		3,923,685	3,990,806
			11,344,073
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $58,722,429)			$57,473,103
FOREIGN GOVERNMENT OBLIGATIONS – 22.6%
Australia – 1.5%
Commonwealth of Australia
0.500%, 09/21/2026	AUD	775,000	477,788
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Commonwealth of Australia (continued)
1.000%, 12/21/2030	AUD	905,000	$516,075
New South Wales Treasury Corp.
1.250%, 03/20/2025		1,370,000	880,221
1.500%, 02/20/2032		2,750,000	1,503,057
3.000%, 05/20/2027		1,260,000	830,887
Queensland Treasury Corp. 2.750%, 08/20/2027 (A)		910,000	593,442
Western Australian Treasury Corp. 1.500%, 10/22/2030		1,600,000	916,208
			5,717,678
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	718,090
Brazil – 0.6%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2027	BRL	12,035,000	2,355,176
Canada – 2.5%
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)	CAD	635,000	421,910
Government of Canada
1.250%, 03/01/2025		3,065,000	2,167,884
1.500%, 09/01/2024		885,000	633,016
2.750%, 09/01/2027		1,795,000	1,309,759
Province of Ontario
1.350%, 12/02/2030		4,255,000	2,690,646
3.450%, 06/02/2045		1,060,000	709,255
Province of Quebec
0.200%, 04/07/2025	EUR	285,000	290,136
1.500%, 12/15/2023	GBP	497,000	599,098
3.000%, 09/01/2023	CAD	650,000	478,047
			9,299,751

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
China – 0.4%
People's Republic of China
1.990%, 04/09/2025	CNY	6,030,000	$869,161
2.690%, 08/12/2026		4,220,000	615,785
			1,484,946
Colombia – 0.3%
Republic of Colombia
3.250%, 04/22/2032		$955,000	709,924
4.500%, 03/15/2029		235,000	206,878
5.625%, 02/26/2044		235,000	177,484
			1,094,286
Germany – 0.8%
Federal Republic of Germany, Zero Coupon 0.000%, 02/15/2032	EUR	3,280,000	2,923,985
Greece – 0.6%
Republic of Greece
1.500%, 06/18/2030 (A)		1,020,000	927,895
2.000%, 04/22/2027 (A)		779,000	792,507
4.200%, 01/30/2042		685,000	731,620
			2,452,022
India – 0.7%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$630,000	593,309
Republic of India
5.220%, 06/15/2025	INR	80,250,000	939,854
6.100%, 07/12/2031		33,840,000	380,746
6.450%, 10/07/2029		33,000,000	384,776
7.270%, 04/08/2026		15,300,000	186,372
			2,485,057
Indonesia – 3.4%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	925,900
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	208,128
2.150%, 07/18/2024 (A)		740,000	785,197
2.625%, 06/14/2023 (A)		850,000	918,599
3.050%, 03/12/2051		$545,000	402,047
3.850%, 10/15/2030		405,000	385,262
5.125%, 04/15/2027	IDR	6,216,000,000	398,348
6.375%, 08/15/2028 to 04/15/2032		44,995,000,000	2,968,169
6.500%, 06/15/2025		27,798,000,000	1,862,587
6.625%, 05/15/2033		6,431,000,000	424,039
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	757,633
8.125%, 05/15/2024		3,514,000,000	239,391
8.375%, 09/15/2026		12,897,000,000	915,253
8.750%, 05/15/2031		17,423,000,000	1,312,636
9.000%, 03/15/2029		6,709,000,000	502,949
			13,006,138
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	312,436
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$742,000	660,754
Japan – 1.1%
Government of Japan
0.005%, 03/20/2027	JPY	107,000,000	805,382
0.100%, 06/20/2025		447,900,000	3,385,775
			4,191,157
Malaysia – 1.2%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	438,306
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
3.828%, 07/05/2034	MYR	1,965,000	$434,242
3.844%, 04/15/2033		4,313,000	962,769
3.882%, 03/14/2025		2,835,000	650,642
3.899%, 11/16/2027		3,370,000	775,725
3.900%, 11/30/2026		1,805,000	415,038
3.906%, 07/15/2026		3,855,000	887,808
			4,564,530
Mexico – 1.8%
Government of Mexico
5.000%, 03/06/2025	MXN	46,880,000	2,358,595
7.500%, 05/26/2033		46,370,000	2,345,596
7.750%, 05/29/2031		40,230,000	2,093,880
			6,798,071
New Zealand – 1.6%
Government of New Zealand
0.500%, 05/15/2024 to 05/15/2026	NZD	5,350,000	3,075,189
3.500%, 04/14/2033		2,285,000	1,346,897
4.500%, 04/15/2027		1,945,000	1,209,381
New Zealand Local Government Funding Agency 1.500%, 04/15/2026		680,000	384,634
			6,016,101
Norway – 1.4%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	11,450,000	954,519
1.500%, 02/19/2026 (A)		3,580,000	327,895
1.750%, 03/13/2025 to 02/17/2027 (A)		19,650,000	1,812,400
2.125%, 05/18/2032 (A)		10,990,000	978,985
Kommunalbanken AS
4.250%, 07/16/2025	AUD	1,070,000	723,216
5.250%, 07/15/2024		764,000	520,002
			5,317,017
Philippines – 1.0%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,394,545
2.625%, 08/12/2025	PHP	54,695,000	933,722
4.625%, 07/17/2028		$465,000	467,374
6.125%, 08/22/2028	PHP	11,655,000	215,898
6.250%, 01/14/2036		43,000,000	770,904
			3,782,443
Portugal – 0.4%
Republic of Portugal 1.650%, 07/16/2032 (A)	EUR	1,780,000	1,703,568
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	694,969
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	141,512
3.375%, 09/01/2033		1,250,000	974,038
			1,115,550
South Korea – 1.5%
Republic of Korea
2.125%, 06/10/2027	KRW	1,303,700,000	958,598
2.375%, 03/10/2027		3,972,830,000	2,955,184
3.125%, 09/10/2024 to 09/10/2027		2,122,530,000	1,625,878
			5,539,660
Sweden – 0.1%
Kingdom of Sweden 0.125%, 04/24/2023 (A)	EUR	435,000	471,022

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates – 0.3%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$465,000	$391,679
3.125%, 04/16/2030 (A)		330,000	310,646
3.875%, 04/16/2050 (A)		475,000	403,288
			1,105,613
United Kingdom – 0.4%
Government of United Kingdom
0.125%, 01/31/2024	GBP	260,000	310,953
0.250%, 01/31/2025		335,000	386,856
4.250%, 12/07/2027		750,000	959,867
			1,657,676
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $92,260,955)			$85,467,696
CORPORATE BONDS – 45.0%
Communication services – 4.8%
AT&T, Inc. 0.900%, 03/25/2024		$315,000	301,317
CCO Holdings LLC
4.250%, 02/01/2031 (A)		1,645,000	1,345,051
4.500%, 06/01/2033 (A)		510,000	410,576
4.750%, 03/01/2030 (A)		515,000	446,193
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	452,385
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	185,142
5.125%, 07/01/2049		1,395,000	1,104,231
5.750%, 04/01/2048		790,000	681,760
CT Trust 5.125%, 02/03/2032 (A)		360,000	301,169
Globo Comunicacao e Participacoes SA 5.500%, 01/14/2032 (A)		550,000	438,581
IHS Holding, Ltd. 6.250%, 11/29/2028 (A)		370,000	296,370
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	661,578
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	607,005
Millicom International Cellular SA 4.500%, 04/27/2031 (A)		530,000	425,670
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,497,544
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,160,000	948,300
T-Mobile USA, Inc.
2.625%, 02/15/2029		435,000	383,240
2.875%, 02/15/2031		400,000	345,055
3.375%, 04/15/2029		470,000	428,493
3.500%, 04/15/2031		785,000	705,847
4.750%, 02/01/2028		165,000	162,889
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	535,658
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	595,102
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	576,073
5.500%, 05/15/2029 (A)		1,161,000	1,081,173
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	647,743
4.250%, 01/31/2031 (A)		$1,225,000	1,042,206
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,596,798
			18,203,149
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 5.7%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	$430,251
Carnival Corp. 5.750%, 03/01/2027 (A)		$1,165,000	955,684
Duke University 3.299%, 10/01/2046		781,000	634,355
Ford Motor Company 3.250%, 02/12/2032		580,000	455,855
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	370,354
2.900%, 02/16/2028		$360,000	309,456
3.625%, 06/17/2031		1,220,000	1,005,317
4.000%, 11/13/2030		255,000	216,680
4.125%, 08/17/2027		205,000	187,829
4.542%, 08/01/2026		445,000	421,860
4.950%, 05/28/2027		1,115,000	1,063,504
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	409,219
4.875%, 01/15/2030		710,000	680,081
Hyatt Hotels Corp. 6.000%, 04/23/2030		1,104,000	1,121,246
Massachusetts Institute of Technology 2.989%, 07/01/2050		465,000	356,537
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	505,712
3.125%, 01/14/2031		450,000	354,580
MGM Resorts International 4.750%, 10/15/2028		105,000	97,750
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,618,000	1,448,515
3.875%, 01/15/2028 (A)		970,000	902,100
4.000%, 10/15/2030 (A)		2,124,000	1,821,330
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (A)		210,000	155,003
5.875%, 09/01/2031 (A)		503,000	361,582
Royal Caribbean Cruises, Ltd.
5.500%, 04/01/2028 (A)		1,235,000	1,090,363
11.625%, 08/15/2027 (A)		264,000	283,548
Travel + Leisure Company
4.500%, 12/01/2029 (A)		895,000	776,138
6.625%, 07/31/2026 (A)		372,000	373,445
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	608,013
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,576,010
4.625%, 01/31/2032		875,000	813,750
4.750%, 01/15/2030 (A)		1,773,000	1,693,906
			21,479,973
Consumer staples – 3.1%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	645,511
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,295,000	1,290,597
JBS USA LUX SA
3.625%, 01/15/2032 (A)		1,070,000	886,998
5.750%, 04/01/2033 (A)		735,000	701,925
Kraft Heinz Foods Company
4.250%, 03/01/2031		1,525,000	1,475,688
4.375%, 06/01/2046		280,000	243,935
4.625%, 10/01/2039		1,090,000	999,120
6.875%, 01/26/2039		1,220,000	1,381,416
7.125%, 08/01/2039 (A)		165,000	188,621
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	916,235

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Natura & Company Luxembourg Holdings Sarl 6.000%, 04/19/2029 (A)		$390,000	$338,316
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)		830,000	675,809
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	203,509
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	453,252
5.500%, 12/15/2029 (A)		285,000	268,565
5.625%, 01/15/2028 (A)		1,255,000	1,229,900
			11,899,397
Energy – 6.3%
Aker BP ASA 3.750%, 01/15/2030 (A)		750,000	676,644
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	359,989
5.250%, 06/15/2037		$194,000	183,228
5.400%, 06/15/2047		777,000	722,363
6.750%, 11/15/2039		1,806,000	1,921,472
Cheniere Energy Partners LP
4.000%, 03/01/2031		1,252,000	1,114,205
4.500%, 10/01/2029		390,000	362,314
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,206,000	936,453
5.750%, 01/15/2031 (A)		1,490,000	1,431,866
Ecopetrol SA
4.625%, 11/02/2031		435,000	334,719
5.375%, 06/26/2026		230,000	219,650
5.875%, 05/28/2045		235,000	163,149
6.875%, 04/29/2030		470,000	433,241
Enbridge, Inc. 3.125%, 11/15/2029		990,000	892,197
EQT Corp.
3.625%, 05/15/2031 (A)		2,425,000	2,102,022
3.900%, 10/01/2027		325,000	305,474
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	225,724
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		921,481	724,284
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,180,000	1,123,942
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	141,734
3.400%, 04/15/2026		238,000	223,725
6.125%, 01/01/2031		955,000	990,813
6.625%, 09/01/2030		1,160,000	1,221,677
7.500%, 05/01/2031		335,000	369,472
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,375,000	1,382,788
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	225,100
3.650%, 07/30/2029 (A)		295,000	272,875
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	474,321
QatarEnergy
2.250%, 07/12/2031 (A)		935,000	794,541
3.300%, 07/12/2051 (A)		295,000	219,716
Southwestern Energy Company 5.700%, 01/23/2025		17,000	17,008
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	72,456
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,460,000	1,369,090
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		$80,000	$72,450
Var Energi ASA 7.500%, 01/15/2028 (A)		680,000	703,998
Western Midstream Operating LP 4.300%, 02/01/2030		975,000	887,538
			23,672,238
Financials – 7.0%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,700,000	1,839,747
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	370,384
Bank of Montreal 7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,230,000	901,299
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	542,793
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	987,589
Capital One Financial Corp. 0.800%, 06/12/2024		155,000	157,414
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	893,974
European Investment Bank 4.477%, (SONIA + 0.350%), 06/29/2023 (B)	GBP	550,000	678,899
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	379,435
2.750%, 10/30/2025		500,000	327,315
International Bank for Reconstruction & Development
1.800%, 01/19/2027	CAD	625,000	434,207
1.900%, 01/16/2025		705,000	501,862
2.875%, 11/30/2026	NZD	715,000	418,138
International Finance Corp.
0.375%, 09/10/2025		1,240,000	693,307
2.550%, 09/18/2023	CNY	3,110,000	452,159
3.600%, 02/24/2026	AUD	1,395,000	932,975
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	319,390
3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	2,052,719
3.875%, 02/15/2031 (A)		765,000	680,927
Nordea Eiendomskreditt AS
3.670%, (3 month NIBOR + 0.300%), 06/21/2023 (B)	NOK	7,000,000	668,657
3.700%, (3 month NIBOR + 0.340%), 06/19/2024 (B)		8,000,000	765,348
Nordic Investment Bank
1.875%, 04/10/2024		3,920,000	367,468
3.000%, 08/23/2027		3,830,000	361,450
Popular, Inc.
6.125%, 09/14/2023		$715,000	704,275
7.250%, 03/13/2028		750,000	741,728
QNB Finance, Ltd. 3.500%, 03/28/2024		330,000	324,188
Royal Bank of Canada 4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	615,000	346,666

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Shinhan Financial Group Company, Ltd. 2.875%, (2.875% to 5-12-26, then 5 Year CMT + 2.064%), 05/12/2026 (A)(C)		$880,000	$741,576
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,090,710	1,408,725
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$885,000	901,506
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	80,000	72,406
1.375%, 05/15/2024		983,000	1,038,998
2.000%, 11/01/2028		328,000	321,204
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$960,000	974,400
U.S. Bancorp
0.850%, 06/07/2024	EUR	2,560,000	2,656,186
3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		$637,000	496,860
			26,456,174
Health care – 3.7%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	540,624
2.625%, 11/15/2028		300,000	297,201
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	749,142
Centene Corp.
2.500%, 03/01/2031		$905,000	732,869
3.000%, 10/15/2030		1,795,000	1,511,535
3.375%, 02/15/2030		1,765,000	1,539,864
4.625%, 12/15/2029		260,000	244,462
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,529,416
HCA, Inc.
3.500%, 09/01/2030		$3,693,000	3,289,307
4.125%, 06/15/2029		1,175,000	1,100,662
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		367,000	301,432
4.950%, 01/17/2028 (A)		310,000	279,775
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	617,584
0.750%, 09/12/2024		282,000	294,216
1.400%, 01/23/2026		468,000	481,429
UnitedHealth Group, Inc. 0.550%, 05/15/2024		$395,000	376,738
			13,886,256
Industrials – 4.3%
AECOM 5.125%, 03/15/2027		1,235,000	1,223,354
Airbus SE 1.625%, 06/09/2030	EUR	255,000	242,988
American Airlines, Inc.
5.500%, 04/20/2026 (A)		$970,000	954,588
5.750%, 04/20/2029 (A)		790,000	757,796
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	575,245
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		418,015	366,640
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	516,637
4.750%, 10/20/2028 (A)		3,217,000	3,102,835
7.375%, 01/15/2026		165,000	171,689
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		$645,000	$560,705
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	225,656
Movida Europe SA 5.250%, 02/08/2031 (A)		$235,000	170,963
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	2,602,000	372,246
Singapore Airlines, Ltd. 3.375%, 01/19/2029		$420,000	389,151
The Boeing Company
5.040%, 05/01/2027		845,000	851,128
5.150%, 05/01/2030		2,425,000	2,440,161
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		500,000	512,615
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	988,400
4.000%, 07/15/2030		660,000	593,030
4.875%, 01/15/2028		530,000	506,813
6.000%, 12/15/2029 (A)		670,000	679,226
			16,201,866
Information technology – 1.0%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	895,975
CDW LLC 4.250%, 04/01/2028		$165,000	153,764
Dell International LLC 8.350%, 07/15/2046		541,000	659,038
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	395,822
1.500%, 05/21/2027		820,000	809,966
Fiserv, Inc. 1.125%, 07/01/2027		290,000	280,842
Gartner, Inc. 3.750%, 10/01/2030 (A)		$475,000	426,370
			3,621,777
Materials – 4.5%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	826,140
Ball Corp.
2.875%, 08/15/2030		1,220,000	1,016,205
4.875%, 03/15/2026		1,035,000	1,027,238
6.875%, 03/15/2028		1,120,000	1,159,200
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	586,056
Braskem Idesa SAPI 6.990%, 02/20/2032 (A)		480,000	362,273
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	484,096
5.875%, 01/31/2050 (A)		585,000	439,326
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,355,000	1,128,869
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)(D)		1,675,000	1,537,033
4.875%, 03/01/2031 (A)		790,000	718,128
CSN Islands XI Corp. 6.750%, 01/28/2028 (A)		835,000	784,383
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	350,885
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (A)		$440,000	385,880

264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		$140,000	$131,818
4.625%, 08/01/2030		985,000	930,380
5.450%, 03/15/2043		1,905,000	1,781,910
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		870,000	864,657
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,073,605
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	399,350
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		830,000	826,680
			16,814,112
Real estate – 2.2%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	244,419
1.950%, 05/22/2026		305,000	310,889
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	736,828
Crown Castle, Inc. 2.250%, 01/15/2031		215,000	178,187
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	202,934
3.500%, 09/15/2030		240,000	202,711
SBA Communications Corp.
3.125%, 02/01/2029		955,000	830,793
3.875%, 02/15/2027		2,400,000	2,265,680
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	1,002,625
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	790,541
4.625%, 12/01/2029 (A)		785,000	714,597
5.125%, 05/15/2032		925,000	871,480
			8,351,684
Utilities – 2.4%
Brazos Securitization LLC 5.014%, 09/01/2031 (A)		725,000	725,174
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,270,669
E.ON SE 0.375%, 09/29/2027	EUR	315,000	301,252
EDP Finance BV 0.375%, 09/16/2026		130,000	126,120
Engie SA 0.375%, 06/21/2027		300,000	287,333
FirstEnergy Corp.
4.150%, 07/15/2027		$890,000	847,725
7.375%, 11/15/2031		1,355,000	1,519,894
Greenko Dutch BV 3.850%, 03/29/2026 (A)		578,100	517,261
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	411,725
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (A)		775,000	732,886
Israel Electric Corp., Ltd.
3.750%, 02/22/2032 (A)		490,000	427,756
6.875%, 06/21/2023 (A)		390,000	390,420
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,378,800
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	143,248
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
United Electric Securitization LLC 5.109%, 06/01/2031 (A)	$170,000	$171,519
		9,251,782
TOTAL CORPORATE BONDS (Cost $190,997,390)		$169,838,408
CONVERTIBLE BONDS – 2.5%
Communication services – 0.6%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)	1,960,000	1,915,900
Liberty Media Corp. 0.500%, 12/01/2050 (A)	500,000	492,300
		2,408,200
Consumer discretionary – 0.8%
Burlington Stores, Inc. 2.250%, 04/15/2025	705,000	809,428
Carnival Corp. 5.750%, 12/01/2027 (A)	1,310,000	1,414,145
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027 (A)	755,000	736,125
		2,959,698
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025	500,000	587,865
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,611,923
Southwest Airlines Company 1.250%, 05/01/2025	915,000	1,039,440
Uber Technologies, Inc. 4.768%, 12/15/2025 (E)	945,000	831,393
		4,070,621
TOTAL CONVERTIBLE BONDS (Cost $10,111,392)		$9,438,519
MUNICIPAL BONDS – 0.8%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	1,210,000	813,085
City of Norfolk (Virginia) 1.804%, 10/01/2031	410,000	332,964
City of San Antonio (Texas) 5.718%, 02/01/2041	240,000	260,254
Commonwealth of Massachusetts 2.900%, 09/01/2049	595,000	420,638
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198%, 12/01/2039	730,000	750,271
South Carolina Public Service Authority 5.740%, 01/01/2030	245,000	252,757
State Board of Administration Finance Corp. (Florida) 2.154%, 07/01/2030	333,000	282,393
TOTAL MUNICIPAL BONDS (Cost $3,071,929)		$3,112,362
TERM LOANS (F) – 0.8%
Industrials – 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%) 9.558%, 04/20/2028	605,000	613,488
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 10.213%, 06/21/2027	709,750	735,571

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Industrials (continued)
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 8.568%, 04/21/2028	$1,545,440	$1,531,918
		2,880,977
TOTAL TERM LOANS (Cost $2,916,803)		$2,880,977
COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
Commercial and residential – 3.4%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	270,075	253,575
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.146%, 05/15/2039 (A)(B)	300,000	290,420
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%), 5.862%, 10/15/2036 (A)(B)	1,764,986	1,744,960
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 5.605%, 12/15/2038 (A)(B)	470,000	452,913
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 5.384%, 09/15/2036 (A)(B)	535,000	514,371
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	581,016
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 6.992%, 10/15/2039 (A)(B)	795,000	785,036
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 7.491%, 10/15/2039 (A)(B)	480,000	471,578
Series 2022-GPA, Class D (1 month CME Term SOFR + 4.061%), 8.888%, 10/15/2039 (A)(B)	330,000	323,430
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) 5.754%, 12/15/2037 (A)(B)	364,300	359,031
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(G)	348,579	336,694
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%), 5.664%, 05/15/2036 (A)(B)	1,032,431	1,021,986
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter), 2.656%, 10/25/2059 (A)	86,558	82,726
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	395,605	387,420
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	3,327,329	34,763
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	3,440,117	45,309
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,511,570	43,726
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 8.113%, 08/15/2039 (A)(B)	$640,000	$632,608
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.122%, 05/15/2039 (A)(B)	1,155,000	1,129,159
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 6.621%, 05/15/2039 (A)(B)	1,090,000	1,054,475
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%), 7.369%, 05/15/2039 (A)(B)	880,000	840,312
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.360%, 11/25/2034 (G)	71,251	72,405
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/15/2040 (A)	300,000	295,705
Verus Securitization Trust
Series 2022-4, Class A2, 4.740%, 04/25/2067 (A)(G)	472,125	447,482
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	295,569	288,781
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	540,352	529,109
		13,018,990
U.S. Government Agency – 2.2%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%), 6.560%, 04/25/2042 (A)(B)	641,654	641,653
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%), 6.760%, 05/25/2042 (A)(B)	757,139	760,575
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%), 7.910%, 05/25/2042 (A)(B)	1,165,000	1,172,975
Series 2022-DNA6, Class M1A (1 month SOFR + 2.150%), 6.710%, 09/25/2042 (A)(B)	775,397	777,427
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%), 7.060%, 03/25/2052 (A)(B)	595,708	600,148
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%), 8.060%, 03/25/2042 (A)(B)	365,000	362,264
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%), 8.110%, 08/25/2042 (A)(B)	540,000	527,850
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%), 5.560%, 12/25/2041 (A)(B)	240,142	237,362
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%), 6.660%, 03/25/2042 (A)(B)	95,728	95,549

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%), 6.560%, 03/25/2042 (A)(B)	$195,237	$195,355
Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%), 7.560%, 04/25/2042 (A)(B)	1,240,000	1,209,022
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%), 7.310%, 05/25/2042 (A)(B)	363,709	369,529
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%), 7.068%, 09/25/2042 (A)(B)	701,650	702,680
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%), 6.968%, 12/25/2042 (A)(B)	509,532	510,664
		8,163,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,322,197)		$21,182,043
ASSET BACKED SECURITIES – 1.8%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	478,977
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	468,025	444,557
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	848,438	820,043
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	528,306	479,458
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	341,985	315,272
MetroNet Infrastructure Issuer LLC Series 2022-1A, Class A2 6.350%, 10/20/2052 (A)	665,000	643,823
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	119,621	116,496
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	605,000	607,879
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,470,300	1,435,616
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	720,000	723,233
Verizon Master Trust Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	665,000	663,524
TOTAL ASSET BACKED SECURITIES (Cost $6,832,990)		$6,728,878
COMMON STOCKS – 0.3%
Communication services – 0.0%
Vertis Holdings, Inc. (H)(I)	8,371	0
Industrials – 0.3%
Delta Air Lines, Inc. (I)	11,986	418,551
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
The Boeing Company (I)	4,023	$854,606
		1,273,157
TOTAL COMMON STOCKS (Cost $1,576,635)		$1,273,157
PREFERRED SECURITIES – 1.7%
Communication services – 0.1%
Paramount Global, 5.750%	9,700	290,418
Financials – 0.4%
Stifel Financial Corp., 4.500%	32,750	532,843
Valley National Bancorp, 8.755% (3 month LIBOR + 3.578%) (B)	21,275	490,176
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	642,092
		1,665,111
Utilities – 1.2%
NextEra Energy, Inc., 6.219%	17,400	849,816
NextEra Energy, Inc., 6.926%	51,700	2,396,295
The AES Corp., 6.875%	13,600	1,217,336
		4,463,447
TOTAL PREFERRED SECURITIES (Cost $7,174,380)		$6,418,976
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. JPY (Expiration Date: 4-5-23; Strike Price: $120.50; Counterparty: Goldman Sachs Bank USA) (I)(J)	9,285,000	9
Over the Counter Option on the USD vs. JPY (Expiration Date: 5-31-23; Strike Price: $127.00; Counterparty: Goldman Sachs Bank USA) (I)(J)	318,000	2,523
		2,532
TOTAL PURCHASED OPTIONS (Cost $118,774)		$2,532
SHORT-TERM INVESTMENTS – 2.7%
Short-term funds – 2.7%
John Hancock Collateral Trust, 4.9438% (K)(L)	1,019,058	10,187,423
TOTAL SHORT-TERM INVESTMENTS (Cost $10,187,091)		$10,187,423
Total Investments (Strategic Income Opportunities Trust) (Cost $405,292,965) – 99.0%		$374,004,074
Other assets and liabilities, net – 1.0%		3,827,828
TOTAL NET ASSETS – 100.0%		$377,831,902
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $120,687,598 or 31.9% of the fund's net assets as of 3-31-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
Strategic Income Opportunities Trust (continued)
(D)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $721,045.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 3-31-23.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $729,057.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	57	Short	Jun 2023	$(6,588,051)	$(6,550,547)	$37,504
2-Year U.S. Treasury Note Futures	25	Short	Jun 2023	(5,197,939)	(5,161,328)	36,611
U.S. Treasury Long Bond Futures	25	Short	Jun 2023	(3,325,396)	(3,278,906)	46,490
						$120,605

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,108,173	USD	2,076,223	CITI	6/21/2023	$7,336	—
CAD	605,500	JPY	58,604,529	GSI	6/21/2023	2,155	—
CAD	300,000	JPY	29,231,073	MSCS	6/21/2023	—	$(418)
CAD	300,000	JPY	28,403,400	RBC	6/21/2023	5,887	—
CAD	2,060,727	USD	1,501,667	GSI	6/21/2023	25,036	—
CAD	8,211,137	USD	6,006,667	RBC	6/21/2023	76,607	—
EUR	720,837	NOK	8,092,391	GSI	6/21/2023	9,538	—
EUR	720,837	NOK	8,105,456	HUS	6/21/2023	8,285	—
EUR	4,309,829	USD	4,662,478	BARC	6/21/2023	32,059	—
EUR	2,868	USD	3,142	RBC	6/21/2023	—	(17)
EUR	9,675,959	USD	10,368,770	SSB	6/21/2023	170,893	—
EUR	2,161,017	USD	2,298,373	UBS	6/21/2023	55,542	—
JPY	28,508,334	CAD	300,000	CIBC	6/21/2023	—	(5,088)
JPY	58,851,768	CAD	605,000	RBC	6/21/2023	100	—
JPY	28,718,400	CAD	300,000	SSB	6/21/2023	—	(3,487)
JPY	509,551,804	USD	3,922,858	CIBC	6/21/2023	—	(41,225)
JPY	579,928,310	USD	4,438,477	CITI	6/21/2023	—	(20,734)
JPY	119,206,468	USD	916,840	GSI	6/21/2023	—	(8,756)
JPY	195,350,854	USD	1,503,009	HUS	6/21/2023	—	(14,877)
JPY	1,130,121,218	USD	8,539,858	JPM	6/21/2023	69,111	—
JPY	649,776,897	USD	4,945,621	MSCS	6/21/2023	4,210	—
JPY	194,070,907	USD	1,496,875	SSB	6/21/2023	—	(18,493)
MXN	10,771,019	USD	564,865	BARC	6/21/2023	23,893	—
NOK	8,073,378	EUR	721,978	CITI	6/21/2023	—	(12,602)
NOK	8,896,353	EUR	794,175	GSI	6/21/2023	—	(12,364)
NOK	16,344,317	EUR	1,446,100	MSCS	6/21/2023	—	(8,605)
SGD	3,353,325	USD	2,522,985	SSB	6/21/2023	3,101	—
SGD	2,633,313	USD	1,981,534	UBS	6/21/2023	2,161	—
268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	400,620	AUD	600,000	ANZ	6/21/2023	—	$(1,589)
USD	8,405,936	AUD	12,646,290	CITI	6/21/2023	—	(71,486)
USD	2,846,270	BRL	15,051,078	GSI	6/21/2023	—	(81,239)
USD	3,109,945	CAD	4,216,500	CIBC	6/21/2023	—	(13,876)
USD	1,829,380	CAD	2,469,388	HUS	6/21/2023	—	(82)
USD	2,783,355	CAD	3,796,391	JPM	6/21/2023	—	(29,226)
USD	6,337,747	CAD	8,648,752	RBC	6/21/2023	—	(69,737)
USD	2,378,194	CAD	3,226,022	SSB	6/21/2023	—	(11,826)
USD	1,502,789	CAD	2,069,287	UBS	6/21/2023	—	(30,255)
USD	3,931,834	EUR	3,649,519	BARC	6/21/2023	—	(43,452)
USD	3,913,127	EUR	3,649,519	CIBC	6/21/2023	—	(62,159)
USD	6,288,034	EUR	5,800,686	CITI	6/21/2023	—	(30,438)
USD	2,315,523	EUR	2,145,145	GSI	6/21/2023	—	(21,104)
USD	2,306,607	EUR	2,148,269	HUS	6/21/2023	—	(33,423)
USD	4,548,707	EUR	4,167,211	JPM	6/21/2023	$9,519	—
USD	2,318,129	EUR	2,148,269	MSCS	6/21/2023	—	(21,900)
USD	3,241,534	EUR	3,008,295	RBC	6/21/2023	—	(35,290)
USD	18,246,267	EUR	17,027,855	UBS	6/21/2023	—	(301,543)
USD	3,036,964	GBP	2,543,687	CIBC	6/21/2023	—	(105,727)
USD	4,209,846	JPY	545,120,371	BARC	6/21/2023	57,261	—
USD	1,849,955	JPY	240,754,088	CIBC	6/21/2023	15,953	—
USD	5,422,409	JPY	707,655,131	CITI	6/21/2023	31,677	—
USD	928,659	JPY	120,423,856	GSI	6/21/2023	11,301	—
USD	2,996,875	JPY	395,893,950	JPM	6/21/2023	—	(18,942)
USD	5,990,600	JPY	778,979,103	MSCS	6/21/2023	56,540	—
USD	994,988	JPY	129,972,431	RBC	6/21/2023	4,892	—
USD	699,484	JPY	91,429,618	SSB	6/21/2023	2,997	—
USD	703,771	MXN	12,952,952	BARC	6/21/2023	—	(4,254)
USD	5,163,039	MXN	95,644,647	JPM	6/21/2023	—	(65,024)
USD	302,500	MXN	5,534,540	SSB	6/21/2023	—	(25)
USD	1,676,787	NOK	17,761,455	BARC	6/21/2023	—	(25,622)
USD	5,481,816	NZD	8,918,336	MSCS	6/21/2023	—	(94,728)
USD	333,433	SGD	441,350	BARC	6/21/2023	961	—
USD	5,997,599	SGD	7,950,836	CIBC	6/21/2023	8,170	—
USD	5,874,557	SGD	7,822,372	GSI	6/21/2023	—	(18,098)
USD	1,999,200	SGD	2,665,333	UBS	6/21/2023	—	(8,617)
						$695,185	$(1,346,328)

WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar vs. Japanese Yen	GSI	USD	112.75	Apr 2023	9,285,000	$55,339	$(9)
						$55,339	$(9)
* For this type of option, notional amounts are equivalent to number of contracts.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 68.2%
U.S. Government – 39.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$4,650,625
2.000%, 11/15/2041 to 08/15/2051	19,000,000	13,723,867
2.250%, 08/15/2049	2,000,000	1,503,828
2.750%, 08/15/2047	3,000,000	2,493,633
2.875%, 05/15/2049	1,500,000	1,283,555
3.000%, 02/15/2047 to 08/15/2052	26,635,000	23,245,411
3.375%, 08/15/2042	8,000,000	7,511,250
4.000%, 11/15/2052	6,000,000	6,367,500
4.250%, 05/15/2039 to 11/15/2040	4,610,000	4,968,328
4.375%, 05/15/2041	1,830,000	1,990,840
4.625%, 02/15/2040	5,000,000	5,626,953
4.750%, 02/15/2041	2,000,000	2,278,203
U.S. Treasury Notes
0.250%, 07/31/2025 to 10/31/2025	16,000,000	14,614,375
0.375%, 09/15/2024 to 07/31/2027	3,800,000	3,453,289
0.500%, 10/31/2027	12,000,000	10,412,813
0.625%, 03/31/2027	6,000,000	5,319,375
0.750%, 03/31/2026	4,000,000	3,659,531
0.875%, 01/31/2024 to 09/30/2026	13,000,000	12,275,313
1.125%, 01/15/2025	20,000,000	18,953,906
1.250%, 08/31/2024	4,000,000	3,830,156
1.375%, 08/31/2026 to 11/15/2031	8,000,000	7,147,618
1.500%, 01/31/2027	30,000,000	27,618,746
1.750%, 12/31/2024 to 01/31/2029	34,000,000	30,975,039
2.125%, 05/31/2026	3,000,000	2,851,172
2.250%, 11/15/2027	20,595,000	19,372,172
2.375%, 05/15/2029	5,000,000	4,665,039
2.750%, 08/15/2032	5,000,000	4,705,469
2.875%, 05/15/2028 to 05/15/2032	11,800,000	11,317,547
3.000%, 10/31/2025	2,000,000	1,956,016
3.125%, 08/31/2027	5,000,000	4,890,625
3.875%, 09/30/2029	10,000,000	10,164,063
4.000%, 10/31/2029	15,000,000	15,361,523
4.125%, 09/30/2027 to 11/15/2032	25,000,000	25,633,984
4.250%, 09/30/2024 to 10/15/2025	20,000,000	20,066,016
4.375%, 10/31/2024	10,000,000	10,011,719
4.500%, 11/15/2025	10,000,000	10,147,656
		355,047,155
U.S. Government Agency – 28.3%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	1,930,218
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	6,401,991	5,203,891
2.000%, 07/01/2035 to 05/01/2051	6,175,273	5,171,480
2.500%, 04/01/2031 to 04/01/2052	12,209,821	10,613,688
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
2.750%, 06/19/2023	$2,000,000	$1,991,124
3.000%, 07/01/2032 to 03/01/2052	10,962,520	9,997,592
3.500%, 12/01/2025 to 07/01/2052	8,576,748	8,050,512
4.000%, 02/01/2024 to 09/01/2047	1,095,531	1,067,692
4.111%, (12 month LIBOR + 1.861%), 08/01/2037 (A)	361,049	368,413
4.500%, 05/01/2024 to 07/01/2052	5,523,010	5,470,555
4.600%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	52,440	53,167
5.000%, 06/01/2023 to 09/01/2039	150,222	153,573
5.500%, 04/01/2027 to 10/01/2052	1,685,557	1,712,043
6.000%, 10/01/2036 to 10/01/2038	126,872	133,995
6.250%, 07/15/2032	450,000	536,424
6.500%, 08/01/2037 to 08/01/2038	25,973	28,019
6.750%, 09/15/2029	1,200,000	1,395,294
7.000%, 04/01/2029 to 04/01/2032	8,847	9,351
7.500%, 09/01/2030 to 03/01/2032	4,132	4,460
8.000%, 02/01/2030	438	463
Federal National Mortgage Association
0.500%, 06/17/2025	3,000,000	2,772,334
1.500%, 11/01/2036 to 02/01/2051	6,847,055	5,853,676
2.000%, 02/01/2035 to 02/01/2052	62,964,133	53,164,679
2.125%, 04/24/2026	2,000,000	1,899,761
2.500%, 05/01/2028 to 02/01/2052	36,802,872	32,286,068
2.625%, 09/06/2024	1,000,000	976,232
3.000%, 01/01/2027 to 03/01/2052	17,855,011	16,392,555
3.496%, (1 Year CMT + 2.185%), 05/01/2036 (A)	38,897	39,912
3.500%, 12/01/2025 to 02/01/2052	10,730,320	10,147,964
3.571%, (12 month LIBOR + 1.573%), 09/01/2037 (A)	41,166	41,856
3.579%, (6 month LIBOR + 1.409%), 07/01/2034 (A)	53,583	53,435
3.708%, (12 month LIBOR + 1.843%), 04/01/2037 (A)	62,946	64,479
3.710%, (12 month LIBOR + 1.335%), 01/01/2035 (A)	11,667	11,653
4.000%, 03/01/2024 to 06/01/2052	12,716,946	12,306,744
4.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	11,959	12,255
4.500%, 08/01/2024 to 09/01/2052	3,600,461	3,565,929
5.000%, 08/01/2023 to 08/01/2052	5,090,569	5,103,628
5.500%, 01/01/2034 to 11/01/2038	282,389	294,093
6.000%, 08/01/2023 to 08/01/2038	190,581	199,992
6.500%, 07/01/2031 to 12/01/2037	77,581	83,091

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
7.000%, 02/01/2031 to 10/01/2038	$35,259	$38,194
7.125%, 01/15/2030	209,000	250,333
7.250%, 05/15/2030	1,450,000	1,763,356
7.500%, 09/01/2030 to 08/01/2031	12,838	13,736
8.000%, 08/01/2030 to 09/01/2031	2,209	2,358
8.500%, 09/01/2030	253	272
Government National Mortgage Association
2.000%, 02/20/2051	11,851,066	10,091,618
2.500%, 08/20/2050 to 11/20/2051	14,133,812	12,498,941
3.000%, 08/15/2043 to 07/20/2051	11,450,069	10,516,441
3.500%, 04/15/2042 to 01/20/2052	9,410,160	8,928,811
4.000%, 11/15/2026 to 04/20/2049	3,861,014	3,774,746
4.500%, 06/15/2023 to 07/20/2052	3,725,494	3,684,509
5.000%, 10/15/2023 to 07/20/2040	439,766	449,281
5.500%, 08/15/2023 to 09/20/2039	182,347	189,130
6.000%, 07/15/2029 to 10/15/2038	139,661	146,555
6.500%, 05/15/2028 to 12/15/2038	107,630	114,754
7.000%, 08/15/2029 to 05/15/2032	16,182	16,856
7.500%, 09/15/2030 to 01/15/2031	4,622	4,894
		251,647,075
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $653,288,039)		$606,694,230
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,595,630
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	515,383
Province of Quebec
7.125%, 02/09/2024	150,000	153,050
7.500%, 07/15/2023	410,000	412,620
		1,081,053
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	455,884
Italy – 0.2%
Republic of Italy
5.375%, 06/15/2033	1,000,000	1,003,312
6.875%, 09/27/2023	300,000	301,780
		1,305,092
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	780,627
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,916,462
6.050%, 01/11/2040	930,000	945,067
		2,861,529
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	390,917
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	271,447
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Turkey – 0.0%
Republic of Turkey 6.000%, 01/14/2041	$400,000	$300,400
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,588,909)		$9,042,579
CORPORATE BONDS – 25.8%
Communication services – 2.0%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	245,590
2.050%, 08/15/2050	400,000	254,246
AT&T, Inc.
2.550%, 12/01/2033	665,000	534,893
3.800%, 12/01/2057	609,000	452,128
4.750%, 05/15/2046	900,000	812,811
4.850%, 07/15/2045	500,000	452,781
5.150%, 03/15/2042	50,000	47,879
6.375%, 03/01/2041	360,000	393,131
7.625%, 04/15/2031	285,000	326,872
Baidu, Inc. 4.125%, 06/30/2025	250,000	244,695
British Telecommunications PLC 9.625%, 12/15/2030	190,000	236,889
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	482,978
5.050%, 03/30/2029	400,000	385,949
5.375%, 05/01/2047	500,000	412,524
Comcast Corp.
2.350%, 01/15/2027	455,000	423,824
2.887%, 11/01/2051	256,000	174,771
3.375%, 02/15/2025	600,000	587,639
3.450%, 02/01/2050	500,000	386,166
3.999%, 11/01/2049	500,000	419,759
4.600%, 10/15/2038	400,000	387,269
6.500%, 11/15/2035	52,000	59,731
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	178,440
Discovery Communications LLC
4.125%, 05/15/2029	900,000	838,291
5.300%, 05/15/2049	400,000	333,564
Fox Corp. 3.500%, 04/08/2030	600,000	548,493
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	227,005
Paramount Global 4.000%, 01/15/2026	600,000	580,259
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	122,956
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	254,026
Telefonica Europe BV 8.250%, 09/15/2030	350,000	410,227
The Walt Disney Company 2.650%, 01/13/2031	400,000	353,428
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	597,821
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	296,525
3.875%, 04/15/2030	600,000	562,988
4.500%, 04/15/2050	700,000	609,625
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	483,454
4.125%, 06/01/2044	500,000	450,918
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	322,868

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
2.875%, 11/20/2050	$500,000	$332,568
4.016%, 12/03/2029	500,000	478,631
4.272%, 01/15/2036	458,000	424,853
4.522%, 09/15/2048	1,260,000	1,132,807
Vodafone Group PLC
4.375%, 05/30/2028	400,000	400,594
5.250%, 05/30/2048	300,000	289,420
		17,952,286
Consumer discretionary – 1.6%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	341,894
2.500%, 06/03/2050	800,000	542,306
4.050%, 08/22/2047	600,000	544,061
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	494,659
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	966,203
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	288,070
Brinker International, Inc. 3.875%, 05/15/2023	250,000	249,506
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	177,328
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	172,121
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	259,980
Ford Motor Credit Company LLC 3.096%, 05/04/2023 (B)	280,000	279,650
General Motors Company 5.400%, 04/01/2048	300,000	257,518
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	256,624
3.100%, 01/12/2032	350,000	285,182
4.250%, 05/15/2023	280,000	279,493
5.250%, 03/01/2026	650,000	650,352
Lennar Corp. 4.750%, 11/29/2027	300,000	296,838
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	445,771
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	979,215
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	967,613
Starbucks Corp. 3.550%, 08/15/2029 (B)	300,000	285,662
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	631,965
3.350%, 09/15/2025	752,000	735,530
4.250%, 04/01/2046	390,000	355,348
5.875%, 12/16/2036	280,000	312,188
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	580,755
4.500%, 04/15/2050	600,000	566,609
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	179,673
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	436,478
1.900%, 09/12/2031	700,000	576,578
3.050%, 01/11/2028	300,000	283,081
Whirlpool Corp. 5.150%, 03/01/2043	300,000	271,795
		13,950,046
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples – 1.6%
Altria Group, Inc.
3.400%, 02/04/2041	$400,000	$282,806
4.500%, 05/02/2043	500,000	399,801
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	785,210
4.900%, 02/01/2046	500,000	488,656
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	374,692
4.750%, 01/23/2029	500,000	510,609
BAT Capital Corp.
2.726%, 03/25/2031	600,000	486,369
3.215%, 09/06/2026	500,000	470,982
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	305,407
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	424,461
Diageo Capital PLC 2.000%, 04/29/2030	300,000	255,596
General Mills, Inc. 2.875%, 04/15/2030	600,000	537,247
Kellogg Company 3.250%, 04/01/2026	400,000	383,125
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	499,073
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	232,274
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	437,497
6.875%, 01/26/2039	40,000	45,292
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	239,297
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	479,009
4.000%, 03/05/2042	270,000	249,037
5.500%, 01/15/2040	280,000	305,902
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	247,255
6.375%, 05/16/2038	300,000	327,991
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (C)	250,000	210,170
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,140,775
Target Corp. 3.900%, 11/15/2047	500,000	431,343
The Coca-Cola Company
2.125%, 09/06/2029	400,000	359,050
2.500%, 06/01/2040	400,000	306,812
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	537,475
The Kroger Company 3.500%, 02/01/2026	500,000	487,498
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	523,921
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	388,369
Walmart, Inc.
3.250%, 07/08/2029	600,000	572,005
4.050%, 06/29/2048	500,000	464,030
		14,189,036
Energy – 1.8%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	282,341
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	468,514
4.486%, 05/01/2030	500,000	489,001

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Boardwalk Pipelines LP 4.950%, 12/15/2024	$400,000	$397,592
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	793,609
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	303,128
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	291,388
Chevron Corp. 2.954%, 05/16/2026	800,000	770,324
Devon Energy Corp.
5.000%, 06/15/2045	885,000	786,371
7.875%, 09/30/2031	170,000	194,225
Enbridge, Inc.
3.700%, 07/15/2027	400,000	380,689
4.500%, 06/10/2044	400,000	339,774
5.700%, 03/08/2033	700,000	728,101
Energy Transfer LP
5.500%, 06/01/2027	600,000	606,436
6.125%, 12/15/2045	350,000	338,325
6.500%, 02/01/2042	50,000	51,856
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	497,888
4.850%, 08/15/2042	280,000	261,020
6.875%, 03/01/2033	130,000	148,361
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	323,404
3.482%, 03/19/2030	700,000	668,822
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	693,028
6.375%, 03/01/2041	60,000	61,824
6.500%, 09/01/2039	180,000	188,402
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	354,694
MPLX LP 4.800%, 02/15/2029	400,000	396,278
ONEOK Partners LP 6.650%, 10/01/2036	268,000	278,338
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	272,958
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	167,722
6.700%, 02/16/2032	173,000	137,710
Phillips 66 Company 3.750%, 03/01/2028 (C)	200,000	189,787
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	400,647
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	922,499
6.375%, 12/15/2038	90,000	103,889
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	233,646
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	362,281
5.100%, 09/15/2045	400,000	365,830
Tosco Corp. 8.125%, 02/15/2030	383,000	455,874
TotalEnergies Capital International SA 3.700%, 01/15/2024	500,000	494,660
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	411,346
Valero Energy Corp.
2.850%, 04/15/2025	600,000	573,839
7.500%, 04/15/2032	270,000	310,522
		16,496,943
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 8.5%
American Express Company 4.420%, (4.420% to 8-3-32, then SOFR + 1.760%), 08/03/2033	$1,000,000	$956,051
American International Group, Inc.
4.125%, 02/15/2024	550,000	542,427
6.250%, 05/01/2036	430,000	449,470
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	697,938
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	389,496
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	921,827
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	610,961
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month LIBOR + 0.810%), 01/23/2026	1,700,000	1,634,953
3.419%, (3.419% to 12-20-27, then 3 month LIBOR + 1.040%), 12/20/2028	1,312,000	1,218,996
3.970%, (3.970% to 3-5-28, then 3 month LIBOR + 1.070%), 03/05/2029	500,000	473,364
3.974%, (3.974% to 2-7-29, then 3 month LIBOR + 1.210%), 02/07/2030	2,000,000	1,869,360
4.443%, (4.443% to 1-20-47, then 3 month LIBOR + 1.990%), 01/20/2048	500,000	442,910
4.450%, 03/03/2026	700,000	683,651
7.750%, 05/14/2038	480,000	574,476
Barclays PLC
4.375%, 01/12/2026	500,000	482,585
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	773,716
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	573,936
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	486,938
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,879,362
3.300%, 10/30/2024	1,500,000	1,431,876
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	290,146
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then SOFR + 0.770%), 06/09/2027	600,000	532,724
2.666%, (2.666% to 1-29-30, then SOFR + 1.146%), 01/29/2031	1,000,000	853,508
3.300%, 04/27/2025	600,000	578,966
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	434,351
4.450%, 09/29/2027	500,000	484,849
4.658%, (4.658% to 5-24-27, then SOFR + 1.887%), 05/24/2028	1,000,000	987,366
5.500%, 09/13/2025	400,000	399,268
Credit Suisse Group AG 4.550%, 04/17/2026	800,000	738,000
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then SOFR + 1.870%), 11/24/2026	600,000	517,064

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank
2.500%, 10/15/2024	$1,500,000	$1,461,555
3.250%, 01/29/2024	600,000	593,189
4.875%, 02/15/2036	1,000,000	1,108,857
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	439,200
Fiserv, Inc. 2.250%, 06/01/2027	600,000	543,025
Five Corners Funding Trust II 2.850%, 05/15/2030 (C)	800,000	687,156
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	796,352
Global Payments, Inc. 4.450%, 06/01/2028	400,000	379,652
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then SOFR + 2.387%), 06/04/2031	1,000,000	840,032
4.583%, (4.583% to 6-19-28, then 3 month LIBOR + 1.535%), 06/19/2029	1,000,000	949,036
6.500%, 09/15/2037	660,000	676,732
Inter-American Development Bank
1.125%, 01/13/2031	2,000,000	1,656,284
2.000%, 07/23/2026	1,000,000	941,889
7.000%, 06/15/2025	325,000	343,936
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	400,000	377,863
4.600%, 03/15/2033	500,000	495,920
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	873,499
0.875%, 07/15/2026	1,000,000	909,376
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then SOFR + 2.040%), 04/22/2031	1,000,000	854,868
3.300%, 04/01/2026	700,000	674,998
3.375%, 05/01/2023	500,000	499,000
3.509%, (3.509% to 1-23-28, then 3 month LIBOR + 0.945%), 01/23/2029	500,000	467,827
3.540%, (3.540% to 5-1-27, then 3 month LIBOR + 1.380%), 05/01/2028	700,000	661,806
3.875%, 02/01/2024	1,300,000	1,283,496
4.452%, (4.452% to 12-5-28, then 3 month LIBOR + 1.330%), 12/05/2029	600,000	582,787
4.851%, (4.851% to 7-25-27, then SOFR + 1.990%), 07/25/2028	1,000,000	998,210
6.400%, 05/15/2038	125,000	141,969
KfW 2.625%, 02/28/2024	800,000	784,797
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (C)	500,000	348,374
Lincoln National Corp.
3.625%, 12/12/2026	500,000	457,289
7.000%, 06/15/2040	150,000	160,495
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	843,881
Mastercard, Inc.
2.000%, 11/18/2031	350,000	295,304
2.950%, 11/21/2026	300,000	286,371
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. 4.600%, 05/13/2046	$500,000	$446,783
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,416,017
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	703,975
Morgan Stanley
1.512%, (1.512% to 7-20-26, then SOFR + 0.858%), 07/20/2027	500,000	444,337
3.622%, (3.622% to 4-1-30, then SOFR + 3.120%), 04/01/2031	1,000,000	914,468
3.700%, 10/23/2024	950,000	930,209
3.772%, (3.772% to 1-24-28, then 3 month LIBOR + 1.140%), 01/24/2029	550,000	520,768
4.100%, 05/22/2023	750,000	748,413
6.296%, (6.296% to 10-18-27, then SOFR + 2.240%), 10/18/2028	1,000,000	1,051,546
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	394,354
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	658,881
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	846,865
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	513,764
2.850%, 10/01/2029	1,000,000	900,983
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	544,701
Royal Bank of Canada 2.300%, 11/03/2031	800,000	656,450
State Street Corp. 3.100%, 05/15/2023	250,000	249,253
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	492,571
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	840,733
3.784%, 03/09/2026	550,000	532,020
The Allstate Corp. 3.280%, 12/15/2026	500,000	474,476
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	757,155
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	273,669
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	600,703
3.102%, (3.102% to 2-24-32, then SOFR + 1.410%), 02/24/2033	1,000,000	858,770
3.500%, 01/23/2025	750,000	728,677
3.750%, 02/25/2026	500,000	486,037
4.482%, (4.482% to 8-23-27, then SOFR + 1.725%), 08/23/2028	1,000,000	978,052
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	178,630
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	930,667
4.758%, (4.758% to 1-26-26, then SOFR + 1.085%), 01/26/2027	500,000	493,818
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	642,159

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Travelers Companies, Inc. 4.050%, 03/07/2048	$300,000	$260,840
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	54,625
Truist Financial Corp.
1.125%, 08/03/2027	700,000	591,867
2.850%, 10/26/2024	700,000	668,188
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	917,355
Visa, Inc.
2.050%, 04/15/2030	600,000	523,046
3.150%, 12/14/2025	463,000	449,665
4.300%, 12/14/2045	463,000	445,497
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then SOFR + 1.262%), 02/11/2031	2,000,000	1,694,876
3.000%, 10/23/2026	1,000,000	935,483
3.350%, (3.350% to 3-2-32, then SOFR + 1.500%), 03/02/2033	1,000,000	866,750
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	718,818
		75,662,474
Health care – 2.8%
Abbott Laboratories
2.950%, 03/15/2025	300,000	293,067
3.750%, 11/30/2026	283,000	280,961
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,619,333
4.400%, 11/06/2042	260,000	237,632
Aetna, Inc. 3.500%, 11/15/2024	200,000	195,203
Allergan Funding SCS 4.750%, 03/15/2045	321,000	257,907
Amgen, Inc.
4.400%, 05/01/2045	260,000	229,571
4.663%, 06/15/2051	659,000	598,861
AstraZeneca PLC 0.700%, 04/08/2026	500,000	449,968
Baxalta, Inc. 4.000%, 06/23/2025	500,000	489,699
Bayer US Finance II LLC 2.850%, 04/15/2025 (C)	300,000	284,089
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	372,135
Biogen, Inc. 3.250%, 02/15/2051	561,000	397,197
Boston Scientific Corp. 2.650%, 06/01/2030 (B)	500,000	441,778
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	399,004
4.550%, 02/20/2048	300,000	283,461
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	484,984
Centene Corp. 4.250%, 12/15/2027	700,000	674,408
CVS Health Corp.
3.875%, 07/20/2025	650,000	638,345
4.300%, 03/25/2028	389,000	382,016
5.050%, 03/25/2048	500,000	467,753
CVS Pass-Through Trust 8.353%, 07/10/2031 (C)	58,687	64,406
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	250,139
Dignity Health 4.500%, 11/01/2042	300,000	266,117
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Elevance Health, Inc.
4.101%, 03/01/2028	$350,000	$342,648
4.650%, 08/15/2044	150,000	138,165
6.100%, 10/15/2052	333,000	371,521
Eli Lilly & Company 2.250%, 05/15/2050	500,000	330,630
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	364,657
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	587,327
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	492,810
6.375%, 05/15/2038	210,000	247,705
HCA, Inc.
4.500%, 02/15/2027	500,000	488,222
5.500%, 06/15/2047	400,000	375,476
Humana, Inc. 3.850%, 10/01/2024	350,000	344,063
Johnson & Johnson
2.100%, 09/01/2040	500,000	362,617
5.850%, 07/15/2038	285,000	329,455
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	446,253
Medtronic, Inc. 4.375%, 03/15/2035	500,000	492,978
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	830,758
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	484,209
Pfizer, Inc.
2.750%, 06/03/2026	713,000	683,197
4.400%, 05/15/2044	264,000	254,385
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	488,838
4.700%, 03/30/2045	500,000	451,732
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	666,951
Stryker Corp. 4.625%, 03/15/2046	350,000	327,066
The Cigna Group 4.375%, 10/15/2028	500,000	492,685
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	333,405
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	428,391
2.900%, 05/15/2050	400,000	283,329
4.375%, 03/15/2042	50,000	46,059
4.450%, 12/15/2048	300,000	278,006
5.350%, 02/15/2033	700,000	743,954
5.800%, 03/15/2036	300,000	327,420
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	476,218
Viatris, Inc. 2.700%, 06/22/2030	500,000	406,386
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	475,699
Zoetis, Inc. 2.000%, 05/15/2030	500,000	420,352
		24,671,601
Industrials – 2.2%
3M Company 3.000%, 08/07/2025	330,000	317,238
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	414,214
4.450%, 04/03/2026	400,000	384,179

275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp.
3.125%, 12/01/2030	$600,000	$509,032
3.625%, 12/01/2027	400,000	369,211
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	215,850	192,428
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	737,054
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	46,459
Carrier Global Corp. 3.577%, 04/05/2050	500,000	378,465
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	317,695
3.400%, 05/15/2024	500,000	494,344
CSX Corp.
3.350%, 11/01/2025	420,000	407,376
3.800%, 04/15/2050	1,000,000	810,015
Deere & Company 3.100%, 04/15/2030	500,000	460,888
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	194,980
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,043,307
FedEx Corp.
3.875%, 08/01/2042	420,000	341,317
4.400%, 01/15/2047	350,000	300,384
General Dynamics Corp. 3.625%, 04/01/2030	500,000	478,672
General Electric Company
4.500%, 03/11/2044	500,000	448,107
6.750%, 03/15/2032	66,000	74,920
6.875%, 01/10/2039	168,000	195,309
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	428,035
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	481,341
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	138,827
Kansas City Southern 2.875%, 11/15/2029	500,000	448,229
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	265,167
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	345,432
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	224,660
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	285,049
4.400%, 05/01/2030	200,000	198,904
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	487,936
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	475,402
6.125%, 07/15/2038	225,000	249,759
Republic Services, Inc. 2.375%, 03/15/2033 (B)	400,000	330,193
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,199,027
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	177,866
The Boeing Company
2.600%, 10/30/2025	438,000	410,587
2.950%, 02/01/2030	400,000	353,005
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
3.750%, 02/01/2050	$400,000	$302,730
5.805%, 05/01/2050	600,000	604,000
8.750%, 09/15/2031	90,000	109,677
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	202,154
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	512,303
Union Pacific Corp.
3.250%, 08/15/2025	500,000	485,667
3.799%, 10/01/2051 to 04/06/2071	1,113,000	881,277
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	220,707	196,512
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	381,727
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	573,683
Waste Management, Inc. 2.500%, 11/15/2050	300,000	194,827
		19,859,570
Information technology – 1.8%
Apple, Inc.
1.650%, 05/11/2030	900,000	766,254
2.400%, 05/03/2023	800,000	798,528
2.450%, 08/04/2026	1,060,000	1,008,926
3.250%, 02/23/2026	500,000	489,141
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	463,767
5.100%, 10/01/2035	470,000	491,533
Broadcom, Inc.
2.600%, 02/15/2033 (C)	1,000,000	784,180
3.137%, 11/15/2035 (C)	600,000	461,436
4.300%, 11/15/2032	700,000	644,939
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	90,244
Dell International LLC 5.300%, 10/01/2029	600,000	604,525
Eaton Corp. 3.103%, 09/15/2027	500,000	472,193
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	428,924
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,083,927
4.000%, 06/20/2042	210,000	178,734
5.600%, 11/30/2039	21,000	21,846
Intel Corp. 2.000%, 08/12/2031	500,000	411,851
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,088,261
3.125%, 11/03/2025	438,000	427,164
NVIDIA Corp. 2.000%, 06/15/2031	400,000	336,535
NXP BV 3.400%, 05/01/2030	520,000	467,580
Oracle Corp.
2.400%, 09/15/2023	435,000	429,150
2.650%, 07/15/2026	310,000	289,632
2.875%, 03/25/2031	400,000	342,281
2.950%, 05/15/2025	550,000	529,516
4.000%, 11/15/2047	400,000	305,103
4.125%, 05/15/2045	500,000	392,644
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	458,654

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Roper Technologies, Inc. 4.200%, 09/15/2028	$500,000	$491,575
Salesforce, Inc. 2.700%, 07/15/2041	400,000	300,490
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	182,402
VMware, Inc. 1.800%, 08/15/2028	400,000	337,783
Xerox Corp. 6.750%, 12/15/2039	60,000	42,986
		15,622,704
Materials – 0.7%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	452,073
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	341,567
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	402,684
Eastman Chemical Company 4.650%, 10/15/2044	500,000	434,346
Glencore Funding LLC 2.625%, 09/23/2031 (C)	500,000	410,425
Huntsman International LLC 4.500%, 05/01/2029	500,000	469,519
International Paper Company 5.000%, 09/15/2035	500,000	490,722
LYB International Finance II BV 3.500%, 03/02/2027	400,000	382,393
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	245,661
Newmont Corp. 4.875%, 03/15/2042	270,000	257,996
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	143,635
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	111,015
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	263,204
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	257,278
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	277,542
The Dow Chemical Company
4.375%, 11/15/2042	590,000	511,091
9.400%, 05/15/2039	130,000	174,919
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	287,070
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	362,655
Vulcan Materials Company 3.500%, 06/01/2030	300,000	274,163
		6,549,958
Real estate – 1.0%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	299,644
American Tower Corp. 5.000%, 02/15/2024	500,000	497,702
AvalonBay Communities, Inc. 2.050%, 01/15/2032 (B)	400,000	323,623
Boston Properties LP 2.550%, 04/01/2032	500,000	356,444
Brixmor Operating Partnership LP 4.125%, 05/15/2029	700,000	640,632
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	252,141
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle, Inc. (continued)
3.700%, 06/15/2026	$400,000	$385,623
CubeSmart LP 4.000%, 11/15/2025	200,000	195,539
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	188,090
Duke Realty LP 3.250%, 06/30/2026	200,000	185,017
Equinix, Inc. 2.150%, 07/15/2030	400,000	327,062
Essex Portfolio LP 3.000%, 01/15/2030	400,000	348,066
Extra Space Storage LP 2.350%, 03/15/2032	500,000	392,896
GLP Capital LP 5.300%, 01/15/2029	600,000	572,490
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	366,419
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	766,670
Service Properties Trust 4.500%, 03/15/2025	200,000	183,776
Simon Property Group LP
3.375%, 06/15/2027	500,000	470,172
3.500%, 09/01/2025	441,500	425,685
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	1,000,656
Welltower OP LLC 2.750%, 01/15/2031	500,000	415,392
		8,593,739
Utilities – 1.8%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	328,880
Ameren Corp. 3.500%, 01/15/2031	1,000,000	909,736
American Water Capital Corp. 4.300%, 09/01/2045	350,000	305,395
Arizona Public Service Company 3.350%, 05/15/2050	500,000	352,431
Baltimore Gas and Electric Company 4.550%, 06/01/2052	700,000	638,140
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	446,847
6.125%, 04/01/2036	436,000	479,918
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	614,014
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	579,190
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	168,597
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	545,352
3.900%, 10/01/2025	242,000	236,068
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	215,744
Duke Energy Corp.
3.750%, 04/15/2024	500,000	494,150
4.800%, 12/15/2045	500,000	457,197
5.000%, 08/15/2052	600,000	558,143
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	563,484
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	418,033

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy 4.250%, 04/01/2029	$500,000	$490,980
Exelon Corp. 3.400%, 04/15/2026	542,000	520,776
Florida Power & Light Company 5.650%, 02/01/2037	290,000	307,026
Georgia Power Company 5.950%, 02/01/2039	335,000	338,227
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	202,612
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	700,000	591,696
NiSource, Inc. 3.950%, 03/30/2048	400,000	322,869
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	232,928
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	486,079
3.450%, 07/01/2025	30,000	28,592
3.750%, 07/01/2028	30,000	27,603
4.550%, 07/01/2030	227,000	212,719
4.950%, 07/01/2050	827,000	681,334
PacifiCorp 6.000%, 01/15/2039	335,000	364,133
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	410,604
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	241,272
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	208,739
Southern California Edison Company
2.250%, 06/01/2030	700,000	594,601
5.350%, 07/15/2035	130,000	131,460
Southern California Gas Company 6.350%, 11/15/2052	500,000	575,813
The Southern Company 3.250%, 07/01/2026	572,000	545,392
Virginia Electric & Power Company 8.875%, 11/15/2038	190,000	263,125
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	386,429
		16,476,328
TOTAL CORPORATE BONDS (Cost $253,789,012)		$230,024,685
MUNICIPAL BONDS – 0.4%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	64,581
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	167,300
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	65,964
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	51,937
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	110,968
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	358,196
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	314,164
State of California, GO
7.300%, 10/01/2039	400,000	496,335
7.500%, 04/01/2034	80,000	99,971
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State of Illinois, GO
5.100%, 06/01/2033	$115,000	$114,720
7.350%, 07/01/2035	260,000	285,392
State of Texas, GO 5.517%, 04/01/2039	260,000	285,638
State of Utah, GO
3.539%, 07/01/2025	286,286	283,094
4.554%, 07/01/2024	95,000	94,719
State of Washington, GO 5.481%, 08/01/2039	260,000	275,558
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	320,637
University of California 5.770%, 05/15/2043	320,000	351,933
TOTAL MUNICIPAL BONDS (Cost $3,507,553)		$3,741,107
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.2%
Commercial and residential – 2.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	138,115
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	2,000,000	1,856,509
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055	2,000,000	1,684,484
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,746,264
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,017,409
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR8, Class AM, 3.831%, 06/10/2046 (C)(D)	630,000	602,948
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	985,711
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	599,059	577,344
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	956,404
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,652,036
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,750,637	2,527,718
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (D)	261,491	260,056
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	494,156
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,665,444
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	500,000	477,617
		17,642,215

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	$700,000	$682,478
Series K047, Class A2, 3.329%, 05/25/2025 (D)	700,000	682,651
Series K050, Class A2, 3.334%, 08/25/2025 (D)	700,000	681,710
		2,046,839
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,568,945)		$19,689,054
ASSET BACKED SECURITIES – 0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	1,347,697	1,224,948
TOTAL ASSET BACKED SECURITIES (Cost $1,347,643)		$1,224,948
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 4.9438% (E)(F)	848,689	8,484,255
TOTAL SHORT-TERM INVESTMENTS (Cost $8,485,007)		$8,484,255
Total Investments (Total Bond Market Trust) (Cost $951,575,108) – 98.8%		$878,900,858
Other assets and liabilities, net – 1.2%		10,980,320
TOTAL NET ASSETS – 100.0%		$889,881,178
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $632,129.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-23.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $645,827.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 7.5%
Diversified telecommunication services – 0.7%
Anterix, Inc. (A)	210	$6,938
AT&T, Inc.	116,734	2,247,130
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
ATN International, Inc.	291	$11,908
Bandwidth, Inc., Class A (A)	431	6,551
Cogent Communications Holdings, Inc.	804	51,231
Consolidated Communications Holdings, Inc. (A)	1,652	4,262
EchoStar Corp., Class A (A)	675	12,346
Frontier Communications Parent, Inc. (A)	3,784	86,162
Globalstar, Inc. (A)	30,257	35,098
IDT Corp., Class B (A)	461	15,711
Iridium Communications, Inc.	2,109	130,610
Lumen Technologies, Inc.	17,158	45,469
Ooma, Inc. (A)	477	5,967
Verizon Communications, Inc.	68,776	2,674,699
		5,334,082
Entertainment – 1.4%
Activision Blizzard, Inc.	12,815	1,096,836
AMC Entertainment Holdings, Inc., Class A (A)(B)	8,680	43,487
Cinemark Holdings, Inc. (A)	2,030	30,024
CuriosityStream, Inc. (A)	831	1,122
Electronic Arts, Inc.	4,555	548,650
Endeavor Group Holdings, Inc., Class A (A)	4,725	113,069
Liberty Media Corp.-Liberty Braves, Class A (A)	829	28,667
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	15,188
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,503	262,129
Lions Gate Entertainment Corp., Class B (A)	4,105	42,610
Live Nation Entertainment, Inc. (A)	3,776	264,320
Madison Square Garden Entertainment Corp. (A)	478	28,235
Madison Square Garden Sports Corp.	320	62,352
Netflix, Inc. (A)	7,284	2,516,476
Playtika Holding Corp. (A)	5,937	66,851
Reservoir Media, Inc. (A)	795	5,183
ROBLOX Corp., Class A (A)	9,021	405,765
Roku, Inc. (A)	2,009	132,232
Sciplay Corp., Class A (A)	438	7,428
Skillz, Inc. (A)	6,830	4,052
Take-Two Interactive Software, Inc. (A)	2,731	325,808
The Marcus Corp.	486	7,776
The Walt Disney Company (A)	29,873	2,991,183
Vivid Seats, Inc., Class A (A)	1,470	11,216
Warner Brothers Discovery, Inc. (A)	39,630	598,413
Warner Music Group Corp., Class A	2,272	75,817
World Wrestling Entertainment, Inc., Class A	715	65,251
		9,750,140
Interactive media and services – 4.1%
Alphabet, Inc., Class A (A)	96,807	10,041,728
Alphabet, Inc., Class C (A)	97,002	10,088,208
Angi, Inc. (A)	1,822	4,136
Bumble, Inc., Class A (A)	2,062	40,312
BuzzFeed, Inc. (A)	1,643	1,857
CarGurus, Inc. (A)	1,735	32,410
Cars.com, Inc. (A)	1,154	22,272
DHI Group, Inc. (A)	372	1,443
Eventbrite, Inc., Class A (A)	1,461	12,535
EverQuote, Inc., Class A (A)	481	6,686
FaZe Holdings, Inc. (A)	1,062	488
Getty Images Holdings, Inc. (A)	6,302	32,077
IAC, Inc. (A)	1,394	71,930

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Match Group, Inc. (A)	4,647	$178,398
MediaAlpha, Inc., Class A (A)	781	11,699
Meta Platforms, Inc., Class A (A)	36,177	7,667,353
Nextdoor Holdings, Inc. (A)	3,090	6,644
Outbrain, Inc. (A)	626	2,585
Pinterest, Inc., Class A (A)	9,566	260,865
QuinStreet, Inc. (A)	983	15,600
Shutterstock, Inc.	615	44,649
Snap, Inc., Class A (A)	22,935	257,101
Society Pass, Inc. (A)	350	357
System1, Inc. (A)	1,379	5,930
The Arena Group Holdings, Inc. (A)	200	850
TripAdvisor, Inc. (A)	2,094	41,587
TrueCar, Inc. (A)	1,900	4,370
Vimeo, Inc. (A)	2,863	10,965
Yelp, Inc. (A)	1,157	35,520
Ziff Davis, Inc. (A)	780	60,879
ZipRecruiter, Inc., Class A (A)	1,452	23,145
ZoomInfo Technologies, Inc. (A)	6,641	164,099
		29,148,678
Media – 0.9%
AdTheorent Holding Company, Inc. (A)	842	1,423
Advantage Solutions, Inc. (A)	4,745	7,497
Altice USA, Inc., Class A (A)	4,140	14,159
AMC Networks, Inc., Class A (A)	302	5,309
Boston Omaha Corp., Class A (A)	528	12,498
Cable One, Inc.	98	68,796
Cardlytics, Inc. (A)	559	1,898
Charter Communications, Inc., Class A (A)	2,481	887,230
Clear Channel Outdoor Holdings, Inc. (A)	8,831	10,597
Comcast Corp., Class A	68,373	2,592,020
comScore, Inc. (A)	1,108	1,363
DISH Network Corp., Class A (A)	4,903	45,745
Emerald Holding, Inc. (A)	1,284	4,776
Entravision Communications Corp., Class A	1,260	7,623
Fox Corp., Class A	4,826	164,325
Fox Corp., Class B	3,863	120,951
Gannett Company, Inc. (A)	2,798	5,232
Gray Television, Inc.	1,517	13,228
iHeartMedia, Inc., Class A (A)	2,155	8,405
Innovid Corp. (A)	1,897	2,675
Integral Ad Science Holding Corp. (A)	2,544	36,303
John Wiley & Sons, Inc., Class A	793	30,745
Liberty Broadband Corp., Series C (A)	2,048	167,322
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,669	74,972
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	70,759
Loyalty Ventures, Inc. (A)	297	6
Magnite, Inc. (A)	2,159	19,992
News Corp., Class A	9,021	155,793
News Corp., Class B	337	5,874
Nexstar Media Group, Inc.	646	111,538
Omnicom Group, Inc.	3,354	316,416
Paramount Global, Class B (B)	10,695	238,605
PubMatic, Inc., Class A (A)	758	10,476
Quotient Technology, Inc. (A)	1,764	5,786
Saga Communications, Inc., Class A	175	3,890
Scholastic Corp.	561	19,197
Sinclair Broadcast Group, Inc., Class A	834	14,311
Sirius XM Holdings, Inc. (B)	63,975	253,981
Stagwell, Inc. (A)	1,894	14,053
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TechTarget, Inc. (A)	503	$18,168
TEGNA, Inc.	3,707	62,685
The EW Scripps Company, Class A (A)	1,348	12,685
The Interpublic Group of Companies, Inc.	6,427	239,341
The New York Times Company, Class A	2,736	106,376
The Trade Desk, Inc., Class A (A)	7,286	443,790
Tremor International, Ltd. (A)	81	210
Urban One, Inc. (A)	346	1,903
Urban One, Inc. (A)	45	340
WideOpenWest, Inc. (A)	1,455	15,467
		6,426,734
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	2,008	29,116
KORE Group Holdings, Inc. (A)	967	1,180
Shenandoah Telecommunications Company	901	17,137
Spok Holdings, Inc.	444	4,498
Telephone & Data Systems, Inc.	1,870	19,654
T-Mobile US, Inc. (A)	19,820	2,870,729
United States Cellular Corp. (A)	961	19,922
		2,962,236
		53,621,870
Consumer discretionary – 10.6%
Automobile components – 0.2%
Adient PLC (A)	1,550	63,488
American Axle & Manufacturing Holdings, Inc. (A)	1,974	15,417
Autoliv, Inc.	1,369	127,810
BorgWarner, Inc.	3,932	193,101
Dana, Inc.	2,445	36,797
Dorman Products, Inc. (A)	498	42,957
Fox Factory Holding Corp. (A)	717	87,022
Gentex Corp.	3,681	103,178
Gentherm, Inc. (A)	576	34,802
Holley, Inc. (A)	1,608	4,406
LCI Industries	430	47,244
Lear Corp.	985	137,398
Luminar Technologies, Inc. (A)(B)	4,169	27,057
Modine Manufacturing Company (A)	919	21,183
Motorcar Parts of America, Inc. (A)	447	3,326
Patrick Industries, Inc.	414	28,487
QuantumScape Corp. (A)(B)	5,966	48,802
Solid Power, Inc. (A)	2,413	7,263
Standard Motor Products, Inc.	404	14,912
Stoneridge, Inc. (A)	529	9,892
Superior Industries International, Inc. (A)	282	1,396
The Goodyear Tire & Rubber Company (A)	4,720	52,014
Visteon Corp. (A)	475	74,494
		1,182,446
Automobiles – 1.8%
Arcimoto, Inc. (A)	40	56
Canoo, Inc. (A)	5,484	3,579
Envirotech Vehicles, Inc. (A)	311	961
Fisker, Inc. (A)(B)	2,697	16,560
Ford Motor Company	64,752	815,875
General Motors Company	23,907	876,909
Harley-Davidson, Inc.	2,412	91,584
Lordstown Motors Corp., Class A (A)	3,248	2,154
Lucid Group, Inc. (A)(B)	27,542	221,438
Rivian Automotive, Inc., Class A (A)(B)	14,933	231,163
Tesla, Inc. (A)	51,335	10,649,959
Thor Industries, Inc.	910	72,472

280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Winnebago Industries, Inc.	534	$30,812
		13,013,522
Broadline retail – 2.6%
1stdibs.com, Inc. (A)	442	1,755
Amazon.com, Inc. (A)	166,873	17,236,312
Big Lots, Inc.	557	6,105
CarParts.com, Inc. (A)	778	4,155
ContextLogic, Inc., Class A (A)	11,179	4,984
Coupang, Inc. (A)	25,933	414,928
Dillard's, Inc., Class A	217	66,767
eBay, Inc.	9,008	399,685
Etsy, Inc. (A)	2,078	231,344
Groupon, Inc. (A)	572	2,408
Kohl's Corp.	1,932	45,479
Macy's, Inc.	4,454	77,900
Nordstrom, Inc. (B)	2,651	43,132
Ollie's Bargain Outlet Holdings, Inc. (A)	1,038	60,142
Qurate Retail, Inc., Series A (A)	5,287	5,223
		18,600,319
Distributors – 0.1%
Funko, Inc., Class A (A)	708	6,676
Genuine Parts Company	2,289	382,973
LKQ Corp.	4,536	257,463
Pool Corp.	654	223,956
Weyco Group, Inc.	249	6,300
		877,368
Diversified consumer services – 0.2%
2U, Inc. (A)	1,345	9,213
ADT, Inc.	13,826	99,962
Adtalem Global Education, Inc. (A)	775	29,931
American Public Education, Inc. (A)	372	2,016
Bright Horizons Family Solutions, Inc. (A)	971	74,757
Carriage Services, Inc.	281	8,576
Chegg, Inc. (A)	2,095	34,149
Coursera, Inc. (A)	2,210	25,459
Duolingo, Inc. (A)	513	73,149
European Wax Center, Inc., Class A	852	16,188
frontdoor, Inc. (A)	1,431	39,896
Graham Holdings Company, Class B	37	22,046
Grand Canyon Education, Inc. (A)	534	60,823
H&R Block, Inc.	2,642	93,131
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	2,848	33,492
Lincoln Educational Services Corp. (A)	91	515
Mister Car Wash, Inc. (A)	4,692	40,445
Nerdy, Inc. (A)	1,961	8,197
Perdoceo Education Corp. (A)	1,215	16,317
Regis Corp. (A)	223	248
Rover Group, Inc. (A)	2,832	12,829
Service Corp. International	2,591	178,209
Strategic Education, Inc.	434	38,986
Stride, Inc. (A)	726	28,496
Udemy, Inc. (A)	2,213	19,541
Universal Technical Institute, Inc. (A)	177	1,306
Wag! Group Company (A)	510	1,142
WW International, Inc. (A)	1,278	5,265
		974,284
Hotels, restaurants and leisure – 2.4%
Accel Entertainment, Inc. (A)	1,215	11,069
Airbnb, Inc., Class A (A)	6,559	815,940
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,256	152,365
Bally's Corp. (A)	742	14,484
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Biglari Holdings, Inc., Class B (A)	52	$8,798
BJ's Restaurants, Inc. (A)	418	12,181
Bloomin' Brands, Inc.	1,512	38,783
Bluegreen Vacations Holding Corp.	136	3,724
Booking Holdings, Inc. (A)	612	1,623,275
Bowlero Corp. (A)	1,682	28,510
Boyd Gaming Corp.	1,753	112,402
Brinker International, Inc. (A)	737	28,006
Caesars Entertainment, Inc. (A)	3,551	173,324
Carnival Corp. (A)	17,793	180,599
Carrols Restaurant Group, Inc. (A)	1,021	2,277
Cedar Fair LP	946	43,223
Century Casinos, Inc. (A)	342	2,507
Chipotle Mexican Grill, Inc. (A)	455	777,272
Choice Hotels International, Inc.	919	107,698
Churchill Downs, Inc.	607	156,029
Chuy's Holdings, Inc. (A)	382	13,695
Cracker Barrel Old Country Store, Inc.	380	43,168
Darden Restaurants, Inc.	2,048	317,768
Dave & Buster's Entertainment, Inc. (A)	706	25,974
Denny's Corp. (A)	1,094	12,209
Dine Brands Global, Inc.	262	17,722
Domino's Pizza, Inc.	589	194,293
DoorDash, Inc., Class A (A)	5,882	373,860
DraftKings, Inc., Class A (A)	7,440	144,038
Dutch Bros, Inc., Class A (A)	796	25,177
El Pollo Loco Holdings, Inc.	773	7,413
Everi Holdings, Inc. (A)	1,572	26,960
Expedia Group, Inc. (A)	2,498	242,381
F45 Training Holdings, Inc. (A)	1,399	1,623
FAT Brands, Inc., Class A	116	817
Fiesta Restaurant Group, Inc. (A)	667	5,483
First Watch Restaurant Group, Inc. (A)	609	9,781
Full House Resorts, Inc. (A)	336	2,429
Global Business Travel Group I (A)	853	5,655
Golden Entertainment, Inc. (A)	521	22,669
Hilton Grand Vacations, Inc. (A)	1,856	82,462
Hilton Worldwide Holdings, Inc.	4,507	634,901
Hyatt Hotels Corp., Class A (A)	837	93,568
Inspired Entertainment, Inc. (A)	269	3,441
Jack in the Box, Inc.	352	30,832
Krispy Kreme, Inc.	2,475	38,486
Kura Sushi USA, Inc., Class A (A)	125	8,230
Las Vegas Sands Corp. (A)	12,539	720,366
Life Time Group Holdings, Inc. (A)	3,017	48,151
Light & Wonder, Inc. (A)	1,564	93,918
Marriott International, Inc., Class A	5,008	831,528
Marriott Vacations Worldwide Corp.	655	88,333
McDonald's Corp.	12,040	3,366,504
MGM Resorts International	6,476	287,664
Monarch Casino & Resort, Inc.	351	26,027
Nathan's Famous, Inc.	78	5,897
Noodles & Company (A)	1,045	5,068
Norwegian Cruise Line Holdings, Ltd. (A)	6,764	90,976
Papa John's International, Inc.	597	44,733
Penn Entertainment, Inc. (A)	2,635	78,154
Planet Fitness, Inc., Class A (A)	1,388	107,806
PlayAGS, Inc. (A)	767	5,484
Portillo's, Inc., Class A (A)	596	12,737
Potbelly Corp. (A)	141	1,175
RCI Hospitality Holdings, Inc.	169	13,211
Red Robin Gourmet Burgers, Inc. (A)	308	4,411
Red Rock Resorts, Inc., Class A	1,014	45,194
Restaurant Brands International LP	82	5,446

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd. (A)	4,192	$273,738
Rush Street Interactive, Inc. (A)	765	2,379
Ruth's Hospitality Group, Inc.	657	10,788
Sabre Corp. (A)	5,497	23,582
SeaWorld Entertainment, Inc. (A)	1,118	68,545
Shake Shack, Inc., Class A (A)	668	37,067
Six Flags Entertainment Corp. (A)	1,249	33,361
Soho House & Company, Inc. (A)	1,226	8,018
Sonder Holdings, Inc. (A)	3,264	2,471
Starbucks Corp.	18,806	1,958,269
Sweetgreen, Inc., Class A (A)	1,470	11,525
Target Hospitality Corp. (A)	1,561	20,512
Texas Roadhouse, Inc.	1,114	120,379
The Cheesecake Factory, Inc.	892	31,265
The Wendy's Company	3,521	76,687
Travel + Leisure Company	1,411	55,311
Vacasa, Inc., Class A (A)	3,522	3,389
Vail Resorts, Inc.	619	144,648
Wingstop, Inc.	496	91,056
Wyndham Hotels & Resorts, Inc.	1,489	101,029
Wynn Resorts, Ltd. (A)	1,872	209,496
Xponential Fitness, Inc., Class A (A)	491	14,921
Yum China Holdings, Inc.	6,801	431,115
Yum! Brands, Inc.	4,640	612,851
		16,902,715
Household durables – 0.4%
Bassett Furniture Industries, Inc.	199	3,542
Beazer Homes USA, Inc. (A)	198	3,144
Cavco Industries, Inc. (A)	155	49,250
Century Communities, Inc.	552	35,284
Cricut, Inc., Class A	864	8,813
D.R. Horton, Inc.	5,712	558,005
Dream Finders Homes, Inc., Class A (A)	686	9,090
Ethan Allen Interiors, Inc.	426	11,698
Flexsteel Industries, Inc.	139	2,677
GoPro, Inc., Class A (A)	2,431	12,228
Green Brick Partners, Inc. (A)	849	29,766
Hamilton Beach Brands Holding Company, Class A	205	2,099
Hamilton Beach Brands Holding Company, Class B	241	2,468
Helen of Troy, Ltd. (A)	381	36,260
Hooker Furnishings Corp.	257	4,675
Hovnanian Enterprises, Inc., Class A (A)	113	7,666
Installed Building Products, Inc.	498	56,787
iRobot Corp. (A)	455	19,856
KB Home	1,321	53,078
Landsea Homes Corp. (A)	283	1,715
La-Z-Boy, Inc.	740	21,519
Legacy Housing Corp. (A)	491	11,175
Leggett & Platt, Inc.	2,195	69,977
Lennar Corp., A Shares	4,580	481,404
LGI Homes, Inc. (A)	335	38,200
Lifetime Brands, Inc.	75	441
M/I Homes, Inc. (A)	450	28,391
MDC Holdings, Inc.	1,048	40,736
Meritage Homes Corp.	524	61,182
Mohawk Industries, Inc. (A)	1,026	102,826
Newell Brands, Inc.	6,838	85,065
NVR, Inc. (A)	52	289,754
PulteGroup, Inc.	3,709	216,161
Purple Innovation, Inc. (A)	1,379	3,641
Skyline Champion Corp. (A)	968	72,823
Snap One Holdings Corp. (A)	1,112	10,397
Sonos, Inc. (A)	2,137	41,928
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Taylor Morrison Home Corp. (A)	1,938	$74,148
Tempur Sealy International, Inc.	2,835	111,954
The Lovesac Company (A)	280	8,092
Toll Brothers, Inc.	1,865	111,956
TopBuild Corp. (A)	539	112,187
Traeger, Inc. (A)	1,820	7,480
Tri Pointe Homes, Inc. (A)	1,388	35,144
Tupperware Brands Corp. (A)	610	1,525
Universal Electronics, Inc. (A)	236	2,393
Vizio Holding Corp., Class A (A)	2,005	18,406
VOXX International Corp. (A)	506	6,239
Whirlpool Corp.	879	116,046
		3,089,291
Leisure products – 0.1%
Acushnet Holdings Corp.	1,199	61,077
American Outdoor Brands, Inc. (A)	307	3,021
Brunswick Corp.	1,244	102,008
Clarus Corp.	526	4,971
Escalade, Inc.	328	4,789
Hasbro, Inc.	2,282	122,521
JAKKS Pacific, Inc. (A)	88	1,522
Johnson Outdoors, Inc., Class A	178	11,216
Latham Group, Inc. (A)	1,783	5,099
Malibu Boats, Inc., Class A (A)	367	20,717
Marine Products Corp.	742	9,787
MasterCraft Boat Holdings, Inc. (A)	348	10,590
Mattel, Inc. (A)	5,844	107,588
Peloton Interactive, Inc., Class A (A)	5,138	58,265
Polaris, Inc.	984	108,860
Smith & Wesson Brands, Inc.	903	11,116
Solo Brands, Inc., Class A (A)	328	2,355
Sturm Ruger & Company, Inc.	325	18,668
Topgolf Callaway Brands Corp. (A)	3,017	65,228
Vista Outdoor, Inc. (A)	935	25,909
YETI Holdings, Inc. (A)	1,434	57,360
		812,667
Specialty retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	562	6,463
Abercrombie & Fitch Company, Class A (A)	826	22,922
Academy Sports & Outdoors, Inc.	1,317	85,934
Advance Auto Parts, Inc.	986	119,907
Aka Brands Holding Corp. (A)	1,841	1,003
American Eagle Outfitters, Inc.	3,071	41,274
America's Car-Mart, Inc. (A)	117	9,268
Arhaus, Inc. (A)	962	7,975
Arko Corp.	1,443	12,251
Asbury Automotive Group, Inc. (A)	361	75,810
AutoNation, Inc. (A)	812	109,100
AutoZone, Inc. (A)	319	784,150
BARK, Inc. (A)	2,469	3,580
Barnes & Noble Education, Inc. (A)	1,158	1,760
Bath & Body Works, Inc.	3,750	137,175
Bed Bath & Beyond, Inc. (A)	1,476	631
Best Buy Company, Inc.	3,694	289,129
Big 5 Sporting Goods Corp.	321	2,468
Boot Barn Holdings, Inc. (A)	502	38,473
Brilliant Earth Group, Inc., Class A (A)	312	1,220
Build-A-Bear Workshop, Inc.	196	4,555
Burlington Stores, Inc. (A)	1,079	218,066
Caleres, Inc.	490	10,599
Camping World Holdings, Inc., Class A	715	14,922
CarMax, Inc. (A)	2,616	168,156
Carvana Company (A)(B)	1,910	18,699
Chewy, Inc., Class A (A)	1,840	68,779

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Chico's FAS, Inc. (A)	1,633	$8,982
Citi Trends, Inc. (A)	79	1,503
Conn's, Inc. (A)	510	3,091
Designer Brands, Inc., Class A	872	7,621
Destination XL Group, Inc. (A)	773	4,259
Dick's Sporting Goods, Inc.	915	129,829
Duluth Holdings, Inc., Class B (A)	700	4,466
Envela Corp. (A)	145	943
EVgo, Inc. (A)(B)	1,443	11,241
Express, Inc. (A)	208	164
Five Below, Inc. (A)	915	188,463
Floor & Decor Holdings, Inc., Class A (A)	1,750	171,885
Foot Locker, Inc.	1,544	61,281
Franchise Group, Inc. (B)	619	16,868
GameStop Corp., Class A (A)(B)	5,020	115,560
Genesco, Inc. (A)	197	7,265
Group 1 Automotive, Inc.	235	53,209
GrowGeneration Corp. (A)	1,030	3,523
Guess?, Inc.	938	18,253
Haverty Furniture Companies, Inc.	273	8,711
Hibbett, Inc.	222	13,094
Jjill, Inc. (A)	62	1,614
JOANN, Inc.	421	669
Kirkland's, Inc. (A)	147	419
Lands' End, Inc. (A)	492	4,782
Lazydays Holdings, Inc. (A)	42	490
Leslie's, Inc. (A)	3,057	33,658
Lithia Motors, Inc.	454	103,934
LL Flooring Holdings, Inc. (A)	631	2,398
Lowe's Companies, Inc.	9,829	1,965,505
MarineMax, Inc. (A)	219	6,296
Monro, Inc.	568	28,076
Murphy USA, Inc.	370	95,479
National Vision Holdings, Inc. (A)	1,319	24,850
OneWater Marine, Inc., Class A (A)	187	5,230
O'Reilly Automotive, Inc. (A)	1,037	880,392
Overstock.com, Inc. (A)	765	15,507
Penske Automotive Group, Inc.	1,174	166,485
Petco Health & Wellness Company, Inc. (A)	3,669	33,021
PetMed Express, Inc.	391	6,350
Rent the Runway, Inc., Class A (A)	942	2,685
Revolve Group, Inc. (A)	697	18,331
RH (A)	379	92,305
Ross Stores, Inc.	5,698	604,729
RumbleON, Inc., Class B (A)	228	1,382
Sally Beauty Holdings, Inc. (A)	1,774	27,639
Shoe Carnival, Inc.	500	12,825
Signet Jewelers, Ltd.	768	59,735
Sleep Number Corp. (A)	378	11,495
Sonic Automotive, Inc., Class A	415	22,551
Sportsman's Warehouse Holdings, Inc. (A)	611	5,181
Stitch Fix, Inc., Class A (A)	1,692	8,646
The Aaron's Company, Inc.	635	6,134
The Buckle, Inc.	804	28,695
The Cato Corp., Class A	469	4,146
The Children's Place, Inc. (A)	154	6,199
The Container Store Group, Inc. (A)	529	1,814
The Gap, Inc.	6,031	60,551
The Home Depot, Inc.	16,566	4,888,958
The ODP Corp. (A)	815	36,659
The RealReal, Inc. (A)	2,001	2,521
The TJX Companies, Inc.	19,031	1,491,269
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
ThredUp, Inc., Class A (A)	1,553	$3,929
Tilly's, Inc., Class A (A)	296	2,282
Torrid Holdings, Inc. (A)	1,663	7,251
Tractor Supply Company	1,821	428,008
TravelCenters of America, Inc. (A)	206	17,819
Ulta Beauty, Inc. (A)	840	458,363
Upbound Group, Inc.	1,004	24,608
Urban Outfitters, Inc. (A)	1,562	43,299
Victoria's Secret & Company (A)	1,346	45,966
Warby Parker, Inc., Class A (A)	1,619	17,145
Wayfair, Inc., Class A (A)	1,337	45,913
Williams-Sonoma, Inc.	1,091	132,731
Winmark Corp.	60	19,226
Zumiez, Inc. (A)	371	6,841
		15,107,466
Textiles, apparel and luxury goods – 0.7%
Allbirds, Inc., Class A (A)	1,736	2,083
Carter's, Inc.	593	42,649
Columbia Sportswear Company	928	83,743
Crocs, Inc. (A)	1,018	128,716
Culp, Inc.	350	1,820
Deckers Outdoor Corp. (A)	437	196,453
Fossil Group, Inc. (A)	1,102	3,526
G-III Apparel Group, Ltd. (A)	474	7,371
Hanesbrands, Inc.	5,901	31,039
Kontoor Brands, Inc.	939	45,438
Levi Strauss & Company, Class A	1,731	31,556
Lululemon Athletica, Inc. (A)	1,989	724,374
Movado Group, Inc.	291	8,372
NIKE, Inc., Class B	20,247	2,483,092
Oxford Industries, Inc.	276	29,143
PLBY Group, Inc. (A)	607	1,202
PVH Corp.	1,092	97,363
Ralph Lauren Corp.	719	83,886
Rocky Brands, Inc.	87	2,007
Skechers USA, Inc., Class A (A)	2,249	106,872
Steven Madden, Ltd.	1,359	48,924
Superior Group of Companies, Inc.	407	3,203
Tapestry, Inc.	3,988	171,923
Under Armour, Inc., Class A (A)	6,449	61,201
Unifi, Inc. (A)	438	3,578
Vera Bradley, Inc. (A)	673	4,031
VF Corp.	6,437	147,472
Wolverine World Wide, Inc.	1,104	18,823
		4,569,860
		75,129,938
Consumer staples – 7.0%
Beverages – 1.7%
Brown-Forman Corp., Class B	5,110	328,420
Celsius Holdings, Inc. (A)	1,253	116,454
Coca-Cola Consolidated, Inc.	139	74,376
Constellation Brands, Inc., Class A	3,021	682,414
Keurig Dr. Pepper, Inc.	23,273	821,071
MGP Ingredients, Inc.	345	33,368
Molson Coors Beverage Company, Class B	3,315	171,319
Monster Beverage Corp. (A)	17,292	933,941
National Beverage Corp. (A)	1,557	82,085
PepsiCo, Inc.	22,603	4,120,527
Primo Water Corp.	134	2,057
The Boston Beer Company, Inc., Class A (A)	170	55,879
The Coca-Cola Company	70,845	4,394,515
The Duckhorn Portfolio, Inc. (A)	1,652	26,267

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Vita Coco Company, Inc. (A)	814	$15,971
Vintage Wine Estates, Inc. (A)	774	828
Zevia PBC, Class A (A)	777	2,991
		11,862,483
Consumer staples distribution and retail – 2.2%
Albertsons Companies, Inc., Class A	8,427	175,113
BJ's Wholesale Club Holdings, Inc. (A)	2,212	168,267
Casey's General Stores, Inc.	592	128,144
Costco Wholesale Corp.	7,257	3,605,786
Dollar General Corp.	3,693	777,229
Dollar Tree, Inc. (A)	3,670	526,829
Grocery Outlet Holding Corp. (A)	1,615	45,640
HF Foods Group, Inc. (A)	1,021	4,002
Ingles Markets, Inc., Class A	254	22,530
Natural Grocers by Vitamin Cottage, Inc.	475	5,581
Performance Food Group Company (A)	2,568	154,953
PriceSmart, Inc.	525	37,527
Rite Aid Corp. (A)	1,145	2,565
SpartanNash Company	638	15,822
Sprouts Farmers Market, Inc. (A)	1,798	62,984
Sysco Corp.	8,302	641,163
Target Corp.	7,540	1,248,850
The Andersons, Inc.	652	26,941
The Chefs' Warehouse, Inc. (A)	665	22,643
The Fresh Market, Inc. (A)(C)	153	0
The Kroger Company	11,736	579,406
U.S. Foods Holding Corp. (A)	3,726	137,638
United Natural Foods, Inc. (A)	984	25,928
Village Super Market, Inc., Class A	305	6,978
Walgreens Boots Alliance, Inc.	14,176	490,206
Walmart, Inc.	43,833	6,463,176
Weis Markets, Inc.	464	39,287
		15,415,188
Food products – 1.2%
Alico, Inc.	182	4,404
Archer-Daniels-Midland Company	9,196	732,553
B&G Foods, Inc.	1,224	19,009
Benson Hill, Inc. (A)	3,178	3,655
Beyond Meat, Inc. (A)	1,108	17,983
BRC, Inc., Class A (A)	641	3,295
Bunge, Ltd.	2,429	232,018
Calavo Growers, Inc.	340	9,782
Cal-Maine Foods, Inc.	745	45,363
Campbell Soup Company	4,940	271,601
Conagra Brands, Inc.	7,905	296,912
Darling Ingredients, Inc. (A)	2,642	154,293
Farmer Brothers Company (A)	62	239
Flowers Foods, Inc.	3,522	96,538
Fresh Del Monte Produce, Inc.	851	25,624
Freshpet, Inc. (A)	763	50,503
General Mills, Inc.	9,785	836,226
Hormel Foods Corp.	8,869	353,696
Hostess Brands, Inc. (A)	2,320	57,722
Ingredion, Inc.	1,102	112,106
J&J Snack Foods Corp.	325	48,172
John B Sanfilippo & Son, Inc.	166	16,089
Kellogg Company	5,530	370,289
Lamb Weston Holdings, Inc.	2,363	246,981
Lancaster Colony Corp.	432	87,644
Lifecore Biomedical, Inc. (A)	729	2,752
Lifeway Foods, Inc. (A)	47	284
Limoneira Company	387	6,447
Local Bounti Corp. (A)	1,583	1,262
McCormick & Company, Inc.	4,116	342,492
Mission Produce, Inc. (A)	855	9,499
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Mondelez International, Inc., Class A	22,473	$1,566,818
Pilgrim's Pride Corp. (A)	3,970	92,025
Post Holdings, Inc. (A)	974	87,533
Seaboard Corp.	15	56,550
Seneca Foods Corp., Class A (A)	139	7,266
Sovos Brands, Inc. (A)	1,396	23,285
Tattooed Chef, Inc. (A)(B)	1,232	1,749
The Hain Celestial Group, Inc. (A)	1,558	26,720
The Hershey Company	2,409	612,874
The J.M. Smucker Company	1,622	255,254
The Kraft Heinz Company	20,103	777,383
The Simply Good Foods Company (A)	1,663	66,138
Tootsie Roll Industries, Inc.	734	32,981
TreeHouse Foods, Inc. (A)	936	47,202
Tyson Foods, Inc., Class A	4,752	281,889
Vital Farms, Inc. (A)	532	8,140
		8,399,240
Household products – 1.2%
Central Garden & Pet Company, Class A (A)	921	35,983
Church & Dwight Company, Inc.	3,994	353,110
Colgate-Palmolive Company	13,727	1,031,584
Energizer Holdings, Inc.	1,190	41,293
Kimberly-Clark Corp.	5,513	739,955
Oil-Dri Corp. of America	119	4,952
Reynolds Consumer Products, Inc.	3,053	83,958
Spectrum Brands Holdings, Inc.	679	44,963
The Clorox Company	2,018	319,328
The Procter & Gamble Company	38,345	5,701,518
WD-40 Company	231	41,130
		8,397,774
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,087	70,958
Coty, Inc., Class A (A)	13,695	165,162
e.l.f. Beauty, Inc. (A)	873	71,892
Edgewell Personal Care Company	876	37,160
Herbalife Nutrition, Ltd. (A)	1,813	29,189
Inter Parfums, Inc.	539	76,667
Medifast, Inc.	188	19,490
Nature's Sunshine Products, Inc. (A)	585	5,973
Nu Skin Enterprises, Inc., Class A	854	33,571
Olaplex Holdings, Inc. (A)	10,758	45,937
The Beauty Health Company (A)	2,356	29,756
The Estee Lauder Companies, Inc., Class A	3,795	935,316
The Honest Company, Inc. (A)	1,180	2,124
Thorne HealthTech, Inc. (A)	552	2,550
Upexi, Inc. (A)	65	263
USANA Health Sciences, Inc. (A)	350	22,015
Veru, Inc. (A)(B)	1,270	1,473
		1,549,496
Tobacco – 0.5%
Altria Group, Inc.	29,499	1,316,245
Philip Morris International, Inc.	25,393	2,469,469
Turning Point Brands, Inc.	333	6,993
Universal Corp.	426	22,531
Vector Group, Ltd.	2,598	31,202
		3,846,440
		49,470,621
Energy – 4.4%
Energy equipment and services – 0.4%
Archrock, Inc.	2,767	27,034
Baker Hughes Company	16,646	480,404

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Bristow Group, Inc. (A)	346	$7,750
Cactus, Inc., Class A	1,047	43,168
ChampionX Corp.	3,261	88,471
DMC Global, Inc. (A)	314	6,899
Dril-Quip, Inc. (A)	654	18,763
Forum Energy Technologies, Inc. (A)	38	966
Halliburton Company	14,878	470,740
Helix Energy Solutions Group, Inc. (A)	2,742	21,223
Helmerich & Payne, Inc.	1,763	63,027
KLX Energy Services Holdings, Inc. (A)	158	1,841
Liberty Energy, Inc.	2,877	36,854
Mammoth Energy Services, Inc. (A)	729	3,076
Nabors Industries, Ltd. (A)	160	19,506
National Energy Services Reunited Corp. (A)	1,511	7,948
Newpark Resources, Inc. (A)	1,689	6,503
NexTier Oilfield Solutions, Inc. (A)	4,140	32,913
Nine Energy Service, Inc. (A)	508	2,824
NOV, Inc.	6,541	121,074
Oceaneering International, Inc. (A)	1,715	30,235
Oil States International, Inc. (A)	1,266	10,546
Patterson-UTI Energy, Inc.	3,673	42,974
ProFrac Holding Corp., Class A (A)	937	11,872
ProPetro Holding Corp. (A)	1,461	10,505
Ranger Energy Services, Inc. (A)	169	1,722
RPC, Inc.	3,715	28,568
Schlumberger, Ltd.	23,181	1,138,187
SEACOR Marine Holdings, Inc. (A)	332	2,527
Select Energy Services, Inc., Class A	1,836	12,779
Smart Sand, Inc. (A)	446	785
Solaris Oilfield Infrastructure, Inc., Class A	160	1,366
TETRA Technologies, Inc. (A)	1,684	4,463
Tidewater, Inc. (A)	804	35,440
USA Compression Partners LP	1,716	36,259
Weatherford International PLC (A)	1,152	68,371
		2,897,583
Oil, gas and consumable fuels – 4.0%
Aemetis, Inc. (A)	638	1,480
Alliance Resource Partners LP	2,168	43,729
Alto Ingredients, Inc. (A)	1,053	1,580
Amplify Energy Corp. (A)	487	3,346
Antero Midstream Corp.	7,998	83,899
Antero Resources Corp. (A)	5,049	116,581
APA Corp.	5,374	193,786
Arch Resources, Inc.	283	37,203
Battalion Oil Corp. (A)	62	407
BP PLC, ADR	138	5,236
BP Prudhoe Bay Royalty Trust	205	1,566
California Resources Corp.	1,147	44,160
Callon Petroleum Company (A)	964	32,236
Calumet Specialty Products Partners LP (A)	1,367	23,758
Centrus Energy Corp., Class A (A)	203	6,537
Cheniere Energy, Inc.	4,104	646,790
Chesapeake Energy Corp.	1,996	151,776
Chevron Corp.	30,990	5,056,328
Chord Energy Corp.	623	83,856
Civitas Resources, Inc.	1,313	89,730
Clean Energy Fuels Corp. (A)	3,925	17,113
CNX Resources Corp. (A)	3,211	51,440
Comstock Resources, Inc.	3,787	40,862
ConocoPhillips	19,810	1,965,350
CONSOL Energy, Inc.	583	33,971
Coterra Energy, Inc.	13,132	322,259
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Crescent Energy Company, Class A	711	$8,041
Crestwood Equity Partners LP	1,779	44,350
CrossAmerica Partners LP	693	14,893
CVR Energy, Inc.	1,544	50,612
Delek Logistics Partners LP	628	29,780
Delek US Holdings, Inc.	1,194	27,402
Denbury, Inc. (A)	828	72,558
Devon Energy Corp.	10,750	544,058
Diamondback Energy, Inc.	2,934	396,589
Dorchester Minerals LP	781	23,656
Dorian LPG, Ltd.	704	14,038
DT Midstream, Inc.	1,641	81,016
Enviva, Inc.	1,026	29,631
EOG Resources, Inc.	9,629	1,103,772
EQT Corp.	6,097	194,555
Equitrans Midstream Corp.	7,277	42,061
Evolution Petroleum Corp.	128	808
Excelerate Energy, Inc., Class A	304	6,731
Exxon Mobil Corp.	66,937	7,340,311
Genesis Energy LP	2,139	24,085
Gevo, Inc. (A)	3,981	6,131
Global Partners LP	584	18,116
Green Plains Partners LP	478	6,071
Green Plains, Inc. (A)	881	27,302
Gulfport Energy Corp. (A)	298	23,840
Hallador Energy Company (A)	431	3,961
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,092	673,875
Hess Midstream LP, Class A	701	20,287
HF Sinclair Corp.	3,438	166,330
HighPeak Energy, Inc.	1,811	41,653
Holly Energy Partners LP	1,975	34,306
International Seaways, Inc.	693	28,884
Kimbell Royalty Partners LP	1,094	16,662
Kinder Morgan, Inc.	37,009	648,028
Kosmos Energy, Ltd. (A)	7,208	53,628
Magnolia Oil & Gas Corp., Class A	3,178	69,535
Marathon Oil Corp.	11,168	267,585
Marathon Petroleum Corp.	7,242	976,439
Martin Midstream Partners LP	46	126
Matador Resources Company	1,968	93,775
Murphy Oil Corp.	2,467	91,230
NACCO Industries, Inc., Class A	132	4,761
Natural Resource Partners LP	227	11,849
New Fortress Energy, Inc.	3,437	101,151
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	7,110
NextDecade Corp. (A)	1,986	9,870
Northern Oil and Gas, Inc.	1,194	36,238
NuStar Energy LP	1,925	30,107
Occidental Petroleum Corp.	15,284	954,180
ONEOK, Inc.	7,354	467,273
OPAL Fuels, Inc., Class A (A)	311	2,168
Overseas Shipholding Group, Inc., Class A (A)	496	1,934
Ovintiv, Inc.	4,198	151,464
PBF Energy, Inc., Class A	2,233	96,823
PDC Energy, Inc.	1,622	104,100
Peabody Energy Corp. (A)	2,328	59,597
Permian Resources Corp.	4,698	49,329
Phillips 66	7,890	799,888
Pioneer Natural Resources Company	3,927	802,050
Plains GP Holdings LP, Class A (A)	3,304	43,348
Range Resources Corp.	4,357	115,330
Ranger Oil Corp., Class A	286	11,680
REX American Resources Corp. (A)	379	10,836

285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Riley Exploration Permian, Inc.	305	$11,608
SandRidge Energy, Inc. (A)	486	7,003
SFL Corp., Ltd.	2,278	21,641
SilverBow Resources, Inc. (A)	313	7,152
Sitio Royalties Corp., Class A	1,163	26,284
SM Energy Company	2,008	56,545
Southwestern Energy Company (A)	17,779	88,895
Stabilis Solutions, Inc. (A)	106	391
Summit Midstream Partners LP (A)	18	276
Talos Energy, Inc. (A)	1,236	18,342
Targa Resources Corp.	3,728	271,958
Teekay Corp. (A)	2,030	12,545
Tellurian, Inc. (A)	9,089	11,179
Texas Pacific Land Corp.	127	216,030
The Williams Companies, Inc.	20,010	597,499
Uranium Energy Corp. (A)	5,202	14,982
VAALCO Energy, Inc.	1,457	6,600
Valero Energy Corp.	6,033	842,207
Vertex Energy, Inc. (A)	1,206	11,915
Viper Energy Partners LP	1,356	37,968
Vital Energy, Inc. (A)	259	11,795
Vitesse Energy, Inc.	455	8,659
W&T Offshore, Inc. (A)	2,049	10,409
World Fuel Services Corp.	1,088	27,798
		28,562,457
		31,460,040
Financials – 13.3%
Banks – 3.3%
1st Source Corp.	500	21,575
Amerant Bancorp, Inc.	649	14,122
American National Bankshares, Inc.	218	6,911
Ameris Bancorp	1,207	44,152
Ames National Corp.	260	5,408
Arrow Financial Corp.	398	9,914
Associated Banc-Corp.	2,550	45,849
Atlantic Union Bankshares Corp.	1,383	48,474
Axos Financial, Inc. (A)	1,046	38,618
Banc of California, Inc.	1,160	14,535
BancFirst Corp.	496	41,218
Bank of America Corp.	131,651	3,765,219
Bank of Hawaii Corp.	678	35,310
Bank of Marin Bancorp	328	7,180
Bank OZK	1,946	66,553
BankFinancial Corp.	481	4,209
BankUnited, Inc.	1,357	30,641
Bankwell Financial Group, Inc.	211	5,245
Banner Corp.	610	33,166
Bar Harbor Bankshares	409	10,818
BayCom Corp.	336	5,739
BCB Bancorp, Inc.	437	5,738
Berkshire Hills Bancorp, Inc.	847	21,226
BOK Financial Corp.	1,118	94,370
Bridgewater Bancshares, Inc. (A)	655	7,100
Brookline Bancorp, Inc.	2,130	22,365
Business First Bancshares, Inc.	293	5,019
Byline Bancorp, Inc.	787	17,015
Cadence Bank	3,163	65,664
Cambridge Bancorp	93	6,027
Camden National Corp.	332	12,015
Capital City Bank Group, Inc.	400	11,724
Capitol Federal Financial, Inc.	1,954	13,150
Capstar Financial Holdings, Inc.	374	5,666
Cathay General Bancorp	768	26,511
Central Pacific Financial Corp.	579	10,364
Central Valley Community Bancorp	295	6,071
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Chemung Financial Corp.	36	$1,494
Citigroup, Inc.	31,798	1,491,008
Citizens & Northern Corp.	324	6,927
Citizens Financial Group, Inc.	8,158	247,758
City Holding Company	280	25,446
Civista Bancshares, Inc.	342	5,773
CNB Financial Corp.	426	8,179
Codorus Valley Bancorp, Inc.	267	5,540
Columbia Banking System, Inc.	3,639	77,947
Columbia Financial, Inc. (A)	1,909	34,897
Comerica, Inc.	2,162	93,874
Commerce Bancshares, Inc.	1,812	105,730
Community Bank System, Inc.	769	40,365
Community Trust Bancorp, Inc.	310	11,765
ConnectOne Bancorp, Inc.	882	15,594
Cullen/Frost Bankers, Inc.	1,066	112,292
Customers Bancorp, Inc. (A)	374	6,926
CVB Financial Corp.	1,133	18,898
Dime Community Bancshares, Inc.	776	17,631
Eagle Bancorp, Inc.	547	18,308
East West Bancorp, Inc.	2,254	125,097
Eastern Bankshares, Inc.	1,922	24,256
Enterprise Bancorp, Inc.	293	9,218
Enterprise Financial Services Corp.	742	33,086
Equity Bancshares, Inc., Class A	331	8,066
Esquire Financial Holdings, Inc.	215	8,407
Farmers & Merchants Bancorp, Inc.	101	2,456
FB Financial Corp.	908	28,221
Fidelity D&D Bancorp, Inc.	73	3,333
Fifth Third Bancorp	11,323	301,645
Financial Institutions, Inc.	396	7,635
First Bancorp (North Carolina)	684	24,296
First Bancorp (Puerto Rico)	3,172	36,224
First Busey Corp.	1,120	22,781
First Citizens BancShares, Inc., Class A	221	215,055
First Commonwealth Financial Corp.	1,842	22,896
First Community Bankshares, Inc.	247	6,187
First Financial Bancorp	1,737	37,814
First Financial Bankshares, Inc.	2,377	75,826
First Financial Corp.	283	10,607
First Financial Northwest, Inc.	274	3,499
First Hawaiian, Inc.	2,278	46,995
First Horizon Corp.	8,848	157,317
First Internet Bancorp	220	3,663
First Interstate BancSystem, Inc., Class A	1,855	55,390
First Merchants Corp.	955	31,467
First Republic Bank	2,911	40,725
Flushing Financial Corp.	465	6,924
FNB Corp.	5,943	68,939
Fulton Financial Corp.	2,254	31,150
FVCBankcorp, Inc. (A)	533	5,676
German American Bancorp, Inc.	635	21,190
Glacier Bancorp, Inc.	1,905	80,029
Great Southern Bancorp, Inc.	260	13,177
Guaranty Bancshares, Inc.	278	7,748
Hancock Whitney Corp.	1,414	51,470
Hanmi Financial Corp.	645	11,978
HarborOne Bancorp, Inc.	1,175	14,335
Heartland Financial USA, Inc.	771	29,576
Heritage Commerce Corp.	1,034	8,613
Heritage Financial Corp.	708	15,151
Hilltop Holdings, Inc.	1,026	30,441
Home Bancorp, Inc.	185	6,111
Home BancShares, Inc.	3,102	67,344

286

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HomeStreet, Inc.	395	$7,106
Hope Bancorp, Inc.	2,344	23,018
Horizon Bancorp, Inc.	928	10,264
Huntington Bancshares, Inc.	23,877	267,422
Independent Bank Corp. (Massachusetts)	711	46,656
Independent Bank Corp. (Michigan)	491	8,725
Independent Bank Group, Inc.	753	34,902
International Bancshares Corp.	802	34,342
Investar Holding Corp.	319	4,453
JPMorgan Chase & Co.	48,034	6,259,311
Kearny Financial Corp.	1,435	11,652
KeyCorp	14,999	187,787
Lakeland Bancorp, Inc.	1,308	20,457
Lakeland Financial Corp.	456	28,564
Live Oak Bancshares, Inc.	804	19,593
Luther Burbank Corp.	1,133	10,741
M&T Bank Corp.	2,844	340,057
Macatawa Bank Corp.	926	9,464
Mercantile Bank Corp.	362	11,070
Metropolitan Bank Holding Corp. (A)	184	6,236
Midland States Bancorp, Inc.	539	11,545
MidWestOne Financial Group, Inc.	336	8,205
MVB Financial Corp.	285	5,882
National Bank Holdings Corp., Class A	697	23,322
National Bankshares, Inc.	168	5,285
NBT Bancorp, Inc.	501	16,889
New York Community Bancorp, Inc.	8,838	79,896
Nicolet Bankshares, Inc. (A)	67	4,224
Northfield Bancorp, Inc.	1,000	11,780
Northrim BanCorp, Inc.	150	7,077
Northwest Bancshares, Inc.	2,105	25,323
Norwood Financial Corp.	211	6,208
NU Holdings, Ltd., Class A (A)	56,681	269,802
OceanFirst Financial Corp.	1,155	21,344
OFG Bancorp	931	23,219
Old National Bancorp	4,312	62,179
Old Second Bancorp, Inc.	816	11,473
Origin Bancorp, Inc.	516	16,589
Pacific Premier Bancorp, Inc.	1,278	30,698
PacWest Bancorp (B)	2,065	20,092
Park National Corp.	210	24,900
Pathward Financial, Inc.	521	21,616
Peapack-Gladstone Financial Corp.	397	11,759
Penns Woods Bancorp, Inc.	105	2,426
Peoples Bancorp of North Carolina, Inc.	98	3,113
Peoples Bancorp, Inc.	711	18,308
Pinnacle Financial Partners, Inc.	1,285	70,881
Ponce Financial Group, Inc. (A)	702	5,511
Popular, Inc.	829	47,593
Preferred Bank	294	16,114
Premier Financial Corp.	804	16,667
Primis Financial Corp.	655	6,308
Princeton Bancorp, Inc.	226	7,169
Prosperity Bancshares, Inc.	1,071	65,888
Provident Bancorp, Inc.	54	369
Provident Financial Services, Inc.	1,019	19,544
QCR Holdings, Inc.	349	15,325
RBB Bancorp	407	6,309
Red River Bancshares, Inc.	155	7,457
Regions Financial Corp.	15,429	286,362
Renasant Corp.	1,005	30,733
Republic Bancorp, Inc., Class A	350	14,851
Republic First Bancorp, Inc. (A)	1,584	2,154
Riverview Bancorp, Inc.	455	2,430
S&T Bancorp, Inc.	768	24,154
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Sandy Spring Bancorp, Inc.	750	$19,485
Seacoast Banking Corp. of Florida	1,097	25,999
ServisFirst Bancshares, Inc.	848	46,326
Shore Bancshares, Inc.	488	6,969
Sierra Bancorp	373	6,423
Silvergate Capital Corp., Class A (A)	497	805
Simmons First National Corp., Class A	2,304	40,297
South Plains Financial, Inc.	415	8,885
Southern First Bancshares, Inc. (A)	207	6,355
Southern Missouri Bancorp, Inc.	206	7,706
Southside Bancshares, Inc.	667	22,144
SouthState Corp.	1,302	92,781
Stellar Bancorp, Inc.	998	24,561
Sterling Bancorp, Inc. (A)	1,248	7,064
Stock Yards Bancorp, Inc.	419	23,104
Summit Financial Group, Inc.	329	6,827
Synovus Financial Corp.	2,472	76,212
Territorial Bancorp, Inc.	238	4,596
Texas Capital Bancshares, Inc. (A)	863	42,252
The Bancorp, Inc. (A)	1,009	28,101
The First Bancorp, Inc.	302	7,819
The First of Long Island Corp.	570	7,695
The PNC Financial Services Group, Inc.	6,719	853,985
Timberland Bancorp, Inc.	79	2,135
Tompkins Financial Corp.	290	19,201
Towne Bank	1,355	36,111
TriCo Bancshares	622	25,869
Triumph Financial, Inc. (A)	443	25,721
Truist Financial Corp.	21,803	743,482
Trustmark Corp.	1,112	27,466
U.S. Bancorp	24,386	879,115
UMB Financial Corp.	475	27,417
United Bankshares, Inc.	2,146	75,539
United Community Banks, Inc.	1,695	47,663
Unity Bancorp, Inc.	266	6,067
Univest Financial Corp.	651	15,455
Valley National Bancorp	7,874	72,756
Veritex Holdings, Inc.	1,027	18,753
Washington Federal, Inc.	1,028	30,963
Washington Trust Bancorp, Inc.	335	11,611
Webster Financial Corp.	2,933	115,619
Wells Fargo & Company	62,113	2,321,784
WesBanco, Inc.	1,118	34,323
West BanCorp, Inc.	410	7,491
Western Alliance Bancorp	1,809	64,292
Western New England Bancorp, Inc.	652	5,353
Wintrust Financial Corp.	1,028	74,993
WSFS Financial Corp.	1,111	41,785
Zions Bancorp NA	2,266	67,821
		23,639,216
Capital markets – 3.1%
Affiliated Managers Group, Inc.	637	90,722
Ameriprise Financial, Inc.	1,780	545,570
Ares Management Corp., Class A	2,839	236,886
Artisan Partners Asset Management, Inc., Class A	1,162	37,161
AssetMark Financial Holdings, Inc. (A)	1,278	40,193
Associated Capital Group, Inc., Class A	130	4,804
Avantax, Inc. (A)	860	22,635
Bain Capital Specialty Finance, Inc.	1,190	14,185
Barings BDC, Inc.	1,926	15,292
BGC Partners, Inc., Class A	5,719	29,910
BlackRock Capital Investment Corp.	2,031	7,007
BlackRock TCP Capital Corp.	1,134	11,680
BlackRock, Inc.	2,484	1,662,094

287

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Blue Owl Capital, Inc.	6,668	$73,881
Bridge Investment Group Holdings, Inc., Class A	617	6,991
Brightsphere Investment Group, Inc.	415	9,786
Capital Southwest Corp.	445	7,912
Carlyle Secured Lending, Inc.	1,003	13,661
Cboe Global Markets, Inc.	1,755	235,591
CION Investment Corp.	308	3,040
CME Group, Inc.	5,903	1,130,543
Cohen & Steers, Inc.	825	52,767
Coinbase Global, Inc., Class A (A)(B)	2,915	196,967
Diamond Hill Investment Group, Inc.	65	10,698
Donnelley Financial Solutions, Inc. (A)	521	21,288
Ellington Financial, Inc.	880	10,745
Evercore, Inc., Class A	654	75,459
FactSet Research Systems, Inc.	621	257,771
Federated Hermes, Inc.	1,508	60,531
Fidus Investment Corp.	537	10,241
Focus Financial Partners, Inc., Class A (A)	1,139	59,080
Forge Global Holdings, Inc. (A)	2,536	4,438
Franklin Resources, Inc.	8,252	222,309
GAMCO Investors, Inc., Class A	122	2,312
GCM Grosvenor, Inc., Class A	217	1,695
Gladstone Capital Corp.	801	7,529
Gladstone Investment Corp.	740	9,805
Goldman Sachs BDC, Inc.	967	13,200
Golub Capital BDC, Inc.	1,790	24,272
Greenhill & Company, Inc.	96	852
Hamilton Lane, Inc., Class A	644	47,643
Hercules Capital, Inc. (B)	2,213	28,526
Houlihan Lokey, Inc.	835	73,054
Interactive Brokers Group, Inc., Class A	1,612	133,087
Intercontinental Exchange, Inc.	9,171	956,444
Invesco, Ltd.	7,563	124,033
Jefferies Financial Group, Inc.	3,867	122,739
KKR & Company, Inc.	14,170	744,208
Lazard, Ltd., Class A	1,871	61,949
LPL Financial Holdings, Inc.	1,313	265,751
Main Street Capital Corp. (B)	1,267	49,996
MarketAxess Holdings, Inc.	626	244,948
MidCap Financial Investment Corp.	1,232	14,045
Moelis & Company, Class A	1,086	41,746
Monroe Capital Corp.	561	4,292
Moody's Corp.	3,007	920,202
Morgan Stanley	27,471	2,411,954
Morningstar, Inc.	703	142,730
MSCI, Inc.	1,319	738,231
Nasdaq, Inc.	8,080	441,734
New Mountain Finance Corp.	1,898	23,099
Newtek Business Services Corp.	477	6,106
Northern Trust Corp.	3,158	278,315
Oaktree Specialty Lending Company	839	15,748
Open Lending Corp., Class A (A)	2,053	14,453
Oppenheimer Holdings, Inc., Class A	169	6,616
Oxford Square Capital Corp.	1,411	4,459
P10, Inc., Class A	510	5,156
P10, Inc., Class B	665	6,723
PennantPark Floating Rate Capital, Ltd.	874	9,273
PennantPark Investment Corp.	1,644	8,680
Perella Weinberg Partners	815	7,417
Piper Sandler Companies	301	41,722
Portman Ridge Finance Corp.	262	5,400
Prospect Capital Corp. (B)	7,037	48,978
Raymond James Financial, Inc.	3,553	331,388
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Robinhood Markets, Inc., Class A (A)	12,450	$120,890
Runway Growth Finance Corp.	171	2,074
S&P Global, Inc.	5,234	1,804,526
Sculptor Capital Management, Inc.	537	4,624
SEI Investments Company	2,276	130,984
Sixth Street Specialty Lending, Inc.	1,483	27,139
SLR Investment Corp.	1,128	16,965
State Street Corp.	6,048	457,773
Stellus Capital Investment Corp.	468	6,594
StepStone Group, Inc., Class A	1,110	26,940
Stifel Financial Corp.	1,776	104,944
StoneX Group, Inc. (A)	351	36,339
T. Rowe Price Group, Inc.	3,751	423,488
The Bank of New York Mellon Corp.	13,276	603,261
The Blackstone Group, Inc.	11,514	1,011,390
The Carlyle Group, Inc.	5,983	185,832
The Charles Schwab Corp.	29,805	1,561,186
The Goldman Sachs Group, Inc.	5,452	1,783,404
TPG, Inc.	1,243	36,457
Tradeweb Markets, Inc., Class A	1,792	141,604
Trinity Capital, Inc.	98	1,248
TriplePoint Venture Growth BDC Corp.	568	6,861
Victory Capital Holdings, Inc., Class A	1,233	36,090
Virtu Financial, Inc., Class A	1,768	33,415
Virtus Investment Partners, Inc.	128	24,370
WhiteHorse Finance, Inc.	557	6,974
WisdomTree, Inc.	2,831	16,590
		22,234,310
Consumer finance – 0.6%
Ally Financial, Inc.	5,108	130,203
American Express Company	12,295	2,028,060
Atlanticus Holdings Corp. (A)	234	6,348
Bread Financial Holdings, Inc.	803	24,347
Capital One Financial Corp.	6,305	606,289
Consumer Portfolio Services, Inc. (A)	225	2,405
Credit Acceptance Corp. (A)	215	93,749
Curo Group Holdings Corp.	544	941
Discover Financial Services	4,490	443,792
Encore Capital Group, Inc. (A)	412	20,785
Enova International, Inc. (A)	563	25,014
EZCORP, Inc., Class A (A)	1,126	9,684
FirstCash Holdings, Inc.	788	75,152
Green Dot Corp., Class A (A)	978	16,802
LendingTree, Inc. (A)	258	6,878
Medallion Financial Corp.	113	867
Navient Corp.	2,396	38,312
Nelnet, Inc., Class A	367	33,724
NerdWallet, Inc., Class A (A)	636	10,290
OneMain Holdings, Inc.	2,087	77,386
Oportun Financial Corp. (A)	464	1,791
PRA Group, Inc. (A)	701	27,311
PROG Holdings, Inc. (A)	872	20,745
Regional Management Corp.	205	5,348
SLM Corp.	4,213	52,199
SoFi Technologies, Inc. (A)	14,760	89,593
Sunlight Financial Holdings, Inc. (A)	1,462	457
Synchrony Financial	7,930	230,604
Upstart Holdings, Inc. (A)(B)	1,379	21,912
World Acceptance Corp. (A)	124	10,328
		4,111,316
Financial services – 4.2%
Acacia Research Corp. (A)	1,092	4,215
Affirm Holdings, Inc. (A)	3,833	43,198
Apollo Global Management, Inc.	9,299	587,325
AvidXchange Holdings, Inc. (A)	3,067	23,923

288

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Berkshire Hathaway, Inc., Class A (A)(B)	10	$4,656,000
Berkshire Hathaway, Inc., Class B (A)	21,162	6,534,191
Block, Inc. (A)	8,691	596,637
BM Technologies, Inc. (A)	308	1,084
Cannae Holdings, Inc. (A)	1,126	22,723
Cass Information Systems, Inc.	256	11,087
Enact Holdings, Inc.	2,321	53,058
Equitable Holdings, Inc.	6,289	159,678
Euronet Worldwide, Inc. (A)	849	95,003
Federal Agricultural Mortgage Corp., Class C	173	23,042
Federal National Mortgage Association (A)	20,974	8,599
Fidelity National Information Services, Inc.	9,975	541,942
Fiserv, Inc. (A)	10,490	1,185,685
FleetCor Technologies, Inc. (A)	1,229	259,135
Flywire Corp. (A)	1,698	49,853
Global Payments, Inc.	4,631	487,366
Guild Holdings Company, Class A (A)	162	1,685
i3 Verticals, Inc., Class A (A)	424	10,401
International Money Express, Inc. (A)	496	12,787
Jack Henry & Associates, Inc.	1,194	179,960
Jackson Financial, Inc., Class A	1,308	48,932
Marqeta, Inc., Class A (A)	7,428	33,946
Mastercard, Inc., Class A	15,371	5,585,975
Merchants Bancorp	829	21,587
MGIC Investment Corp.	5,336	71,609
MoneyGram International, Inc. (A)	1,519	15,828
NMI Holdings, Inc., Class A (A)	1,463	32,669
Ocwen Financial Corp. (A)	165	4,475
Paymentus Holdings, Inc., Class A (A)	578	5,121
Payoneer Global, Inc. (A)	5,500	34,540
PayPal Holdings, Inc. (A)	18,957	1,439,595
Paysign, Inc. (A)	1,105	4,011
PennyMac Financial Services, Inc.	824	49,119
Priority Technology Holdings, Inc. (A)	1,154	4,143
Radian Group, Inc.	2,873	63,493
Remitly Global, Inc. (A)	2,668	45,223
Rocket Companies, Inc., Class A (A)(B)	1,960	17,758
Shift4 Payments, Inc., Class A (A)	852	64,582
TFS Financial Corp.	3,937	49,724
The Western Union Company	6,396	71,315
Toast, Inc., Class A (A)	5,509	97,785
TrustCo Bank Corp. NY	400	12,776
UWM Holdings Corp.	495	2,430
Velocity Financial, Inc. (A)	157	1,418
Visa, Inc., Class A	26,459	5,965,446
Voya Financial, Inc.	1,677	119,838
Walker & Dunlop, Inc.	566	43,112
WEX, Inc. (A)	726	133,504
		29,588,531
Insurance – 2.0%
Aflac, Inc.	10,455	674,557
American Equity Investment Life Holding Company	1,278	46,634
American Financial Group, Inc.	1,397	169,736
American International Group, Inc.	12,565	632,773
AMERISAFE, Inc.	412	20,167
Aon PLC, Class A	3,334	1,051,177
Arch Capital Group, Ltd. (A)	6,154	417,672
Argo Group International Holdings, Ltd.	686	20,093
Arthur J. Gallagher & Company	3,462	662,315
Assurant, Inc.	899	107,943
Assured Guaranty, Ltd.	1,105	55,548
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	1,485	$80,962
Bright Health Group, Inc. (A)	10,245	2,257
Brighthouse Financial, Inc. (A)	1,236	54,520
Brown & Brown, Inc.	4,675	268,439
BRP Group, Inc., Class A (A)	1,065	27,115
Cincinnati Financial Corp.	2,656	297,684
Citizens, Inc. (A)	1,370	5,083
CNA Financial Corp.	4,636	180,943
CNO Financial Group, Inc.	2,084	46,244
Crawford & Company, Class B	1,283	9,841
Donegal Group, Inc., Class A	786	12,010
eHealth, Inc. (A)	490	4,586
Employers Holdings, Inc.	594	24,764
Enstar Group, Ltd. (A)	223	51,689
Erie Indemnity Company, Class A	764	176,988
Everest Re Group, Ltd.	619	221,614
F&G Annuities & Life, Inc.	1,837	33,286
Fidelity National Financial, Inc.	4,718	164,800
First American Financial Corp.	1,819	101,246
Genworth Financial, Inc., Class A (A)	7,530	37,801
Global Indemnity Group LLC, Class A	34	957
Globe Life, Inc.	1,471	161,839
GoHealth, Inc., Class A (A)	146	2,377
Goosehead Insurance, Inc., Class A (A)	367	19,157
Hagerty, Inc., Class A (A)	1,692	14,788
HCI Group, Inc.	170	9,112
Heritage Insurance Holdings, Inc.	734	2,261
Hippo Holdings, Inc. (A)	362	5,875
Horace Mann Educators Corp.	870	29,128
Investors Title Company	50	7,550
Kemper Corp.	1,149	62,804
Kinsale Capital Group, Inc.	394	118,259
Lemonade, Inc. (A)	1,150	16,399
Lincoln National Corp.	2,877	64,646
Loews Corp.	4,094	237,534
Maiden Holdings, Ltd. (A)	1,154	2,412
Markel Corp. (A)	212	270,811
Marsh & McLennan Companies, Inc.	8,184	1,363,045
MBIA, Inc. (A)	1,050	9,723
Mercury General Corp.	1,013	32,153
MetLife, Inc.	13,182	763,765
Midwest Holding, Inc. (A)	14	231
National Western Life Group, Inc., Class A	35	8,492
NI Holdings, Inc. (A)	641	8,333
Old Republic International Corp.	5,164	128,945
Oscar Health, Inc., Class A (A)	3,277	21,432
Palomar Holdings, Inc. (A)	466	25,723
Primerica, Inc.	650	111,956
Principal Financial Group, Inc.	4,103	304,935
ProAssurance Corp.	1,099	20,310
Prudential Financial, Inc.	6,165	510,092
Reinsurance Group of America, Inc.	1,147	152,276
RenaissanceRe Holdings, Ltd.	725	145,247
RLI Corp.	790	104,999
Root, Inc., Class A (A)	229	1,033
Ryan Specialty Holdings, Inc. (A)	1,884	75,812
Safety Insurance Group, Inc.	323	24,070
Selective Insurance Group, Inc.	1,038	98,953
Stewart Information Services Corp.	487	19,650
The Allstate Corp.	4,471	495,432
The Hanover Insurance Group, Inc.	581	74,659
The Hartford Financial Services Group, Inc.	5,233	364,688
The Progressive Corp.	9,663	1,382,389

289

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Travelers Companies, Inc.	3,943	$675,870
Trean Insurance Group, Inc. (A)	768	4,700
Trupanion, Inc. (A)	706	30,280
United Fire Group, Inc.	546	14,496
Universal Insurance Holdings, Inc.	656	11,952
Unum Group	3,145	124,416
W.R. Berkley Corp.	4,455	277,368
White Mountains Insurance Group, Ltd.	37	50,967
		14,124,788
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	460
AGNC Investment Corp.	7,978	80,418
Angel Oak Mortgage, Inc.	160	1,168
Annaly Capital Management, Inc.	6,736	128,725
Apollo Commercial Real Estate Finance, Inc.	2,544	23,685
Arbor Realty Trust, Inc.	2,539	29,173
Ares Commercial Real Estate Corp.	789	7,172
ARMOUR Residential REIT, Inc.	1,413	7,418
Blackstone Mortgage Trust, Inc., Class A	2,768	49,409
BrightSpire Capital, Inc.	2,589	15,275
Broadmark Realty Capital, Inc.	2,185	10,270
Chicago Atlantic Real Estate Finance, Inc.	109	1,473
Chimera Investment Corp.	3,772	21,274
Claros Mortgage Trust, Inc.	1,986	23,137
Dynex Capital, Inc.	611	7,405
Ellington Residential Mortgage REIT	471	3,438
Franklin BSP Realty Trust, Inc.	891	10,630
Granite Point Mortgage Trust, Inc.	1,105	5,481
Great Ajax Corp.	553	3,639
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	40,097
Invesco Mortgage Capital, Inc.	352	3,904
KKR Real Estate Finance Trust, Inc.	1,084	12,347
Ladder Capital Corp.	2,439	23,049
MFA Financial, Inc.	1,816	18,015
New York Mortgage Trust, Inc.	1,306	13,008
Orchid Island Capital, Inc.	327	3,509
PennyMac Mortgage Investment Trust	1,708	21,060
Ready Capital Corp.	1,505	15,306
Redwood Trust, Inc.	2,127	14,336
Rithm Capital Corp.	7,947	63,576
Starwood Property Trust, Inc.	5,131	90,767
TPG RE Finance Trust, Inc.	1,656	12,023
Two Harbors Investment Corp.	1,453	21,374
		782,021
		94,480,182
Health care – 13.6%
Biotechnology – 2.7%
2seventy bio, Inc. (A)	648	6,610
4D Molecular Therapeutics, Inc. (A)	535	9,197
89bio, Inc. (A)	819	12,473
Aadi Bioscience, Inc. (A)	394	2,853
AbbVie, Inc.	28,973	4,617,427
Abeona Therapeutics, Inc. (A)	280	790
Absci Corp. (A)	1,544	2,702
ACADIA Pharmaceuticals, Inc. (A)	2,745	51,661
Achieve Life Sciences, Inc. (A)	170	1,156
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acumen Pharmaceuticals, Inc. (A)	592	2,404
Acurx Pharmaceuticals, Inc. (A)	299	1,035
Adicet Bio, Inc. (A)	663	3,819
Aduro Biotech, Inc. (A)(C)	312	630
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Aerovate Therapeutics, Inc. (A)	391	$7,886
Agenus, Inc. (A)	4,630	7,038
Agios Pharmaceuticals, Inc. (A)	969	22,258
Akero Therapeutics, Inc. (A)	754	28,848
Akouos, Inc. (A)(C)	504	912
Albireo Pharma, Inc. (A)(C)	301	647
Aldeyra Therapeutics, Inc. (A)	1,138	11,300
Alector, Inc. (A)	1,508	9,335
Alkermes PLC (A)	2,773	78,171
Allakos, Inc. (A)	1,352	6,016
Allogene Therapeutics, Inc. (A)	2,589	12,790
Allovir, Inc. (A)	1,480	5,831
Alnylam Pharmaceuticals, Inc. (A)	1,971	394,831
Alpine Immune Sciences, Inc. (A)	715	5,520
Altimmune, Inc. (A)	801	3,380
ALX Oncology Holdings, Inc. (A)	659	2,979
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	8,764	2,118,697
Amicus Therapeutics, Inc. (A)	4,686	51,968
AnaptysBio, Inc. (A)	530	11,533
Anika Therapeutics, Inc. (A)	288	8,271
Anixa Biosciences, Inc. (A)	386	1,660
Annexon, Inc. (A)	896	3,450
Annovis Bio, Inc. (A)	176	2,712
Apellis Pharmaceuticals, Inc. (A)	1,786	117,805
Apexigen, Inc. (A)	505	253
Aptevo Therapeutics, Inc. (A)	400	816
ARCA biopharma, Inc. (A)	174	346
Arcellx, Inc. (A)	707	21,783
Arcus Biosciences, Inc. (A)	1,192	21,742
Arcutis Biotherapeutics, Inc. (A)	1,116	12,276
Ardelyx, Inc. (A)	3,046	14,590
Arrowhead Pharmaceuticals, Inc. (A)	1,775	45,085
ARS Pharmaceuticals, Inc. (A)	804	5,234
Assembly Biosciences, Inc. (A)	358	301
Astria Therapeutics, Inc. (A)	352	4,682
Atara Biotherapeutics, Inc. (A)	1,915	5,554
aTyr Pharma, Inc. (A)	237	498
Aura Biosciences, Inc. (A)	531	4,928
Avalo Therapeutics, Inc. (A)	362	634
Avid Bioservices, Inc. (A)	992	18,610
Avidity Biosciences, Inc. (A)	828	12,710
Beam Therapeutics, Inc. (A)	1,146	35,091
BioAtla, Inc. (A)	872	2,337
BioCryst Pharmaceuticals, Inc. (A)	2,966	24,736
Biogen, Inc. (A)	2,381	661,989
Biohaven, Ltd. (A)	1,091	14,903
BioMarin Pharmaceutical, Inc. (A)	3,057	297,263
Biomea Fusion, Inc. (A)	543	16,838
Bioxcel Therapeutics, Inc. (A)	460	8,584
Black Diamond Therapeutics, Inc. (A)	960	1,814
Bluebird Bio, Inc. (A)	1,199	3,813
Blueprint Medicines Corp. (A)	1,002	45,080
Bolt Biotherapeutics, Inc. (A)	1,138	1,582
Bridgebio Pharma, Inc. (A)	2,543	42,163
C4 Therapeutics, Inc. (A)	755	2,371
Cabaletta Bio, Inc. (A)	570	4,714
Calithera Biosciences, Inc. (A)	171	9
Candel Therapeutics, Inc. (A)	599	821
Capricor Therapeutics, Inc. (A)	749	3,161
Cardiff Oncology, Inc. (A)	1,316	2,171
CareDx, Inc. (A)	890	8,135
Caribou Biosciences, Inc. (A)	936	4,970
CASI Pharmaceuticals Holdings, Inc. (A)	172	396
Catalyst Pharmaceuticals, Inc. (A)	1,738	28,816

290

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celcuity, Inc. (A)	202	$2,071
Celldex Therapeutics, Inc. (A)	768	27,633
Cellectar Biosciences, Inc. (A)	377	543
CEL-SCI Corp. (A)(B)	784	1,819
Celularity, Inc. (A)	2,334	1,446
Century Therapeutics, Inc. (A)	839	2,911
Cerevel Therapeutics Holdings, Inc. (A)	2,518	61,414
Checkpoint Therapeutics, Inc. (A)	243	547
Chimerix, Inc. (A)	1,055	1,329
Chinook Therapeutics, Inc. (A)	965	22,340
Cogent Biosciences, Inc. (A)	1,064	11,481
Coherus Biosciences, Inc. (A)	1,434	9,809
Comera Life Sciences Holdings, Inc. (A)	276	248
Contra Concert Pharmaceutical (A)(C)	1,064	394
Crinetics Pharmaceuticals, Inc. (A)	797	12,800
CTI BioPharma Corp. (A)	2,288	9,610
Cue Biopharma, Inc. (A)	664	2,370
Cullinan Oncology, Inc. (A)	632	6,465
Cyteir Therapeutics, Inc. (A)	402	732
Cytokinetics, Inc. (A)	1,511	53,172
CytomX Therapeutics, Inc. (A)	1,192	1,800
Day One Biopharmaceuticals, Inc. (A)	1,178	15,750
Decibel Therapeutics, Inc. (A)	543	1,640
Deciphera Pharmaceuticals, Inc. (A)	1,040	16,068
Denali Therapeutics, Inc. (A)	2,200	50,688
Design Therapeutics, Inc. (A)	844	4,870
Disc Medicine, Inc. (A)	24	509
Dominari Holdings, Inc. (A)	196	631
Dynavax Technologies Corp. (A)	1,983	19,453
Dyne Therapeutics, Inc. (A)	932	10,737
Eagle Pharmaceuticals, Inc. (A)	259	7,348
Editas Medicine, Inc. (A)	1,143	8,287
Eiger BioPharmaceuticals, Inc. (A)	622	558
Eledon Pharmaceuticals, Inc. (A)	782	1,846
Emergent BioSolutions, Inc. (A)	921	9,542
Enanta Pharmaceuticals, Inc. (A)	370	14,963
Entrada Therapeutics, Inc. (A)	489	7,091
EQRx, Inc. (A)	7,952	15,427
Equillium, Inc. (A)	835	610
Erasca, Inc. (A)	1,961	5,903
Evelo Biosciences, Inc. (A)	2,584	467
Exact Sciences Corp. (A)	2,925	198,344
Exagen, Inc. (A)	252	612
Exelixis, Inc. (A)	5,369	104,212
Fate Therapeutics, Inc. (A)	1,608	9,166
Fennec Pharmaceuticals, Inc. (A)	279	2,321
FibroGen, Inc. (A)	1,640	30,602
Flexion Therapeutics, Inc. (A)(C)	867	484
Foghorn Therapeutics, Inc. (A)	696	4,315
Frequency Therapeutics, Inc. (A)	965	485
G1 Therapeutics, Inc. (A)	826	2,214
Gain Therapeutics, Inc. (A)	90	434
Galectin Therapeutics, Inc. (A)	1,506	3,163
Galera Therapeutics, Inc. (A)	965	2,470
Gemini Therapeutics Sub, Inc. (A)(C)	246	0
Generation Bio Company (A)	1,161	4,992
Genprex, Inc. (A)	381	347
Geron Corp. (A)	5,962	12,938
Gilead Sciences, Inc.	20,538	1,704,038
GlycoMimetics, Inc. (A)	933	1,176
Gossamer Bio, Inc. (A)	1,668	2,102
Graphite Bio, Inc. (A)	889	2,178
GreenLight Biosciences Holdings PBC (A)	2,453	1,061
Greenwich Lifesciences, Inc. (A)	209	2,882
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Gritstone bio, Inc. (A)	1,336	$3,714
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	2,283	87,188
Heron Therapeutics, Inc. (A)	1,826	2,757
HilleVax, Inc. (A)	527	8,711
Homology Medicines, Inc. (A)	999	1,029
Horizon Therapeutics PLC (A)	3,784	412,986
Humacyte, Inc. (A)	1,629	5,034
Icosavax, Inc. (A)	662	3,840
Ideaya Biosciences, Inc. (A)	764	10,490
IGM Biosciences, Inc. (A)	556	7,639
Immuneering Corp., Class A (A)	361	3,505
Immunic, Inc. (A)	884	1,317
ImmunityBio, Inc. (A)(B)	6,612	12,034
ImmunoGen, Inc. (A)	3,506	13,463
Immunome, Inc. (A)	505	2,520
Immunovant, Inc. (A)	2,107	32,680
Impel Pharmaceuticals, Inc. (A)	519	727
Imunon, Inc. (A)	460	575
IN8bio, Inc. (A)	585	761
Incyte Corp. (A)	3,667	265,014
Inhibrx, Inc. (A)	704	13,284
Inmune Bio, Inc. (A)	459	2,965
Inovio Pharmaceuticals, Inc. (A)	3,920	3,214
Inozyme Pharma, Inc. (A)	748	4,286
Insmed, Inc. (A)	2,162	36,862
Instil Bio, Inc. (A)	2,107	1,392
Intellia Therapeutics, Inc. (A)	1,380	51,433
Intercept Pharmaceuticals, Inc. (A)	671	9,012
Invivyd, Inc. (A)	1,879	2,255
Ionis Pharmaceuticals, Inc. (A)	2,363	84,454
Iovance Biotherapeutics, Inc. (A)	2,539	15,513
Ironwood Pharmaceuticals, Inc. (A)	2,657	27,952
iTeos Therapeutics, Inc. (A)	554	7,540
IVERIC bio, Inc. (A)	2,178	52,991
Janux Therapeutics, Inc. (A)	645	7,805
KalVista Pharmaceuticals, Inc. (A)	394	3,097
Karuna Therapeutics, Inc. (A)	545	98,994
Keros Therapeutics, Inc. (A)	439	18,745
Kezar Life Sciences, Inc. (A)	994	3,111
Kiniksa Pharmaceuticals, Ltd., Class A (A)	636	6,843
Kinnate Biopharma, Inc. (A)	686	4,288
Kodiak Sciences, Inc. (A)	899	5,574
Kronos Bio, Inc. (A)	1,099	1,605
Krystal Biotech, Inc. (A)	395	31,624
Kura Oncology, Inc. (A)	1,043	12,756
Kymera Therapeutics, Inc. (A)	885	26,223
Lantern Pharma, Inc. (A)	174	840
Larimar Therapeutics, Inc. (A)	656	2,972
Legend Biotech Corp., ADR (A)	2,721	131,207
Lexicon Pharmaceuticals, Inc. (A)	2,952	7,173
Lineage Cell Therapeutics, Inc. (A)	2,770	4,155
Lumos Pharma, Inc. (A)	123	417
Lyell Immunopharma, Inc. (A)	3,975	9,381
MacroGenics, Inc. (A)	1,201	8,611
Madrigal Pharmaceuticals, Inc. (A)	285	69,044
Magenta Therapeutics, Inc. (A)	2,418	1,922
MannKind Corp. (A)	4,112	16,859
MeiraGTx Holdings PLC (A)	698	3,609
Merrimack Pharmaceuticals, Inc. (A)	204	2,507
Mersana Therapeutics, Inc. (A)	1,566	6,436
Mirati Therapeutics, Inc. (A)	902	33,536
Mirum Pharmaceuticals, Inc. (A)	650	15,613
Moderna, Inc. (A)	6,413	984,909

291

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Moleculin Biotech, Inc. (A)	1,608	$1,544
Monte Rosa Therapeutics, Inc. (A)	877	6,832
Morphic Holding, Inc. (A)	687	25,859
Myriad Genetics, Inc. (A)	1,391	32,313
Natera, Inc. (A)	1,772	98,381
Neurocrine Biosciences, Inc. (A)	1,582	160,130
NextCure, Inc. (A)	542	802
NightHawk Biosciences, Inc. (A)	122	107
Nkarta, Inc. (A)	723	2,567
Northwest Biotherapeutics, Inc. (A)	11,656	7,285
Novavax, Inc. (A)(B)	1,306	9,051
Nurix Therapeutics, Inc. (A)	762	6,767
Nuvalent, Inc., Class A (A)	831	21,681
Ocugen, Inc. (A)	3,716	3,170
Olema Pharmaceuticals, Inc. (A)	673	2,335
Omega Therapeutics, Inc. (A)	866	5,222
Omthera Pharmaceuticals, Inc. (A)(C)	498	0
Organogenesis Holdings, Inc. (A)	2,172	4,626
Orgenesis, Inc. (A)	485	572
ORIC Pharmaceuticals, Inc. (A)	743	4,235
Ovid therapeutics, Inc. (A)	930	2,399
Palatin Technologies, Inc. (A)	107	294
PDL BioPharma, Inc. (A)(C)	1,734	2,029
PDS Biotechnology Corp. (A)	567	3,487
PepGen, Inc. (A)	376	4,598
PMV Pharmaceuticals, Inc. (A)	729	3,477
Point Biopharma Global, Inc. (A)	1,690	12,286
Poseida Therapeutics, Inc. (A)	1,586	4,885
Praxis Precision Medicines, Inc. (A)	1,320	1,068
Precigen, Inc. (A)	3,305	3,503
Precision BioSciences, Inc. (A)	1,970	1,485
Prelude Therapeutics, Inc. (A)	793	4,520
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	2,250
ProKidney Corp. (A)	958	10,845
Prometheus Biosciences, Inc. (A)	684	73,407
Protagonist Therapeutics, Inc. (A)	791	18,193
Protara Therapeutics, Inc. (A)	372	1,153
PTC Therapeutics, Inc. (A)	1,210	58,612
Puma Biotechnology, Inc. (A)	890	2,750
Pyxis Oncology, Inc. (A)	679	2,723
Rallybio Corp. (A)	561	3,203
RAPT Therapeutics, Inc. (A)	543	9,964
Recursion Pharmaceuticals, Inc., Class A (A)	2,871	19,150
Regeneron Pharmaceuticals, Inc. (A)	1,757	1,443,674
REGENXBIO, Inc. (A)	771	14,580
Regulus Therapeutics, Inc. (A)	1,203	1,020
Relay Therapeutics, Inc. (A)	1,927	31,738
Reneo Pharmaceuticals, Inc. (A)	651	3,893
Replimune Group, Inc. (A)	778	13,739
REVOLUTION Medicines, Inc. (A)	1,395	30,216
Rhythm Pharmaceuticals, Inc. (A)	921	16,431
Rocket Pharmaceuticals, Inc. (A)	1,269	21,738
Sage Therapeutics, Inc. (A)	1,024	42,967
Sana Biotechnology, Inc. (A)	3,178	10,392
Sangamo Therapeutics, Inc. (A)	2,664	4,689
Sarepta Therapeutics, Inc. (A)	1,435	197,786
Savara, Inc. (A)	2,744	5,351
Scholar Rock Holding Corp. (A)	838	6,704
Seagen, Inc. (A)	3,030	613,484
Selecta Biosciences, Inc. (A)	2,132	2,963
SELLAS Life Sciences Group, Inc. (A)	418	598
Sensei Biotherapeutics, Inc. (A)	498	747
Senti Biosciences, Inc. (A)	532	628
Seres Therapeutics, Inc. (A)	2,022	11,465
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Shattuck Labs, Inc. (A)	733	$2,155
Solid Biosciences, Inc. (A)	96	455
Sorrento Therapeutics, Inc. (A)	7,486	2,695
Spero Therapeutics, Inc. (A)	623	903
SpringWorks Therapeutics, Inc. (A)	998	25,689
SQZ Biotechnologies Company (A)	719	403
Stoke Therapeutics, Inc. (A)	722	6,014
Sutro Biopharma, Inc. (A)	868	4,010
Syndax Pharmaceuticals, Inc. (A)	887	18,733
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Syros Pharmaceuticals, Inc. (A)	285	761
Talaris Therapeutics, Inc. (A)	937	1,762
Tango Therapeutics, Inc. (A)	1,408	5,562
Taysha Gene Therapies, Inc. (A)	1,015	810
TCR2 Therapeutics, Inc. (A)	1,031	1,547
Tempest Therapeutics, Inc. (A)	96	223
Tenaya Therapeutics, Inc. (A)	1,121	3,195
TG Therapeutics, Inc. (A)	2,388	35,916
Tracon Pharmaceuticals, Inc. (A)	1,275	2,410
Travere Therapeutics, Inc. (A)	1,004	22,580
Trevena, Inc. (A)	207	145
TScan Therapeutics, Inc. (A)	684	1,436
Twist Bioscience Corp. (A)	907	13,678
Tyra Biosciences, Inc. (A)	661	10,622
Ultragenyx Pharmaceutical, Inc. (A)	1,176	47,158
United Therapeutics Corp. (A)	746	167,074
UNITY Biotechnology, Inc. (A)	109	178
UroGen Pharma, Ltd. (A)	495	4,574
Vanda Pharmaceuticals, Inc. (A)	1,167	7,924
Vaxart, Inc. (A)	2,037	1,541
Vaxcyte, Inc. (A)	1,279	47,937
Vaxxinity, Inc., Class A (A)	2,459	5,582
Vera Therapeutics, Inc. (A)	459	3,562
Veracyte, Inc. (A)	1,160	25,868
Vericel Corp. (A)	832	24,394
Vertex Pharmaceuticals, Inc. (A)	4,210	1,326,445
Verve Therapeutics, Inc. (A)	968	13,959
Vigil Neuroscience, Inc. (A)	587	5,747
Viking Therapeutics, Inc. (A)	1,415	23,560
Vir Biotechnology, Inc. (A)	2,215	51,543
Viracta Therapeutics, Inc. (A)	1,210	1,924
Viridian Therapeutics, Inc. (A)	614	15,620
Vor BioPharma, Inc. (A)	854	4,595
Voyager Therapeutics, Inc. (A)	883	6,808
Werewolf Therapeutics, Inc. (A)	415	1,079
X4 Pharmaceuticals, Inc. (A)	1,107	963
XBiotech, Inc. (A)	761	2,625
Xencor, Inc. (A)	1,071	29,870
Xilio Therapeutics, Inc. (A)	1,088	3,460
XOMA Corp. (A)	228	4,813
Y-mAbs Therapeutics, Inc. (A)	853	4,274
Zentalis Pharmaceuticals, Inc. (A)	900	15,480
		19,361,524
Health care equipment and supplies – 2.7%
Abbott Laboratories	28,691	2,905,251
ABIOMED, Inc. (A)(C)	788	12,230
Accuray, Inc. (A)	2,141	6,359
Align Technology, Inc. (A)	1,285	429,370
Alphatec Holdings, Inc. (A)	1,632	25,459
AngioDynamics, Inc. (A)	735	7,600
Apollo Endosurgery, Inc. (A)	639	6,339
Apyx Medical Corp. (A)	740	2,131
Artivion, Inc. (A)	737	9,655
AtriCure, Inc. (A)	795	32,953
Atrion Corp.	32	20,093

292

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Avanos Medical, Inc. (A)	804	$23,911
Axogen, Inc. (A)	823	7,777
Axonics, Inc. (A)	764	41,684
Baxter International, Inc.	8,263	335,147
Becton, Dickinson and Company	4,668	1,155,517
Beyond Air, Inc. (A)	409	2,761
Bioventus, Inc., Class A (A)	978	1,046
Boston Scientific Corp. (A)	23,452	1,173,304
Butterfly Network, Inc. (A)	2,633	4,950
Cardiovascular Systems, Inc. (A)	748	14,855
Cerus Corp. (A)	3,177	9,436
ClearPoint Neuro, Inc. (A)	280	2,363
Co-Diagnostics, Inc. (A)	301	445
Conformis, Inc. (A)	123	197
CONMED Corp.	512	53,176
Cue Health, Inc. (A)	2,236	4,070
Cutera, Inc. (A)	347	8,196
CVRx, Inc. (A)	285	2,656
CytoSorbents Corp. (A)	847	2,854
Delcath Systems, Inc. (A)	160	920
Dentsply Sirona, Inc.	3,560	139,837
DexCom, Inc. (A)	6,437	747,851
Edwards Lifesciences Corp. (A)	10,170	841,364
Ekso Bionics Holdings, Inc. (A)	534	881
Embecta Corp.	980	27,558
Enovis Corp. (A)	825	44,129
Envista Holdings Corp. (A)	2,693	110,090
enVVeno Medical Corp. (A)	432	2,043
Establishment Labs Holdings, Inc. (A)	425	28,790
Figs, Inc., Class A (A)	2,697	16,694
GE HealthCare Technologies, Inc. (A)	7,378	605,217
Glaukos Corp. (A)	799	40,030
Globus Medical, Inc., Class A (A)	1,279	72,443
Haemonetics Corp. (A)	847	70,089
Heska Corp. (A)	175	17,084
Hologic, Inc. (A)	4,025	324,818
ICU Medical, Inc. (A)	382	63,015
IDEXX Laboratories, Inc. (A)	1,366	683,109
Inari Medical, Inc. (A)	850	52,479
Inogen, Inc. (A)	441	5,504
Inspire Medical Systems, Inc. (A)	473	110,715
Insulet Corp. (A)	1,141	363,933
Integer Holdings Corp. (A)	553	42,858
Integra LifeSciences Holdings Corp. (A)	1,385	79,513
Intuitive Surgical, Inc. (A)	5,853	1,495,266
iRadimed Corp.	243	9,562
iRhythm Technologies, Inc. (A)	501	62,139
Lantheus Holdings, Inc. (A)	1,147	94,696
LeMaitre Vascular, Inc.	393	20,228
Masimo Corp. (A)	869	160,365
Medtronic PLC	21,620	1,743,004
Merit Medical Systems, Inc. (A)	944	69,809
Mesa Laboratories, Inc.	96	16,774
Microbot Medical, Inc. (A)	440	915
Neogen Corp. (A)	3,324	61,560
Neuronetics, Inc. (A)	550	1,601
NeuroPace, Inc. (A)	100	464
Nevro Corp. (A)	598	21,618
NuVasive, Inc. (A)	866	35,774
Omnicell, Inc. (A)	743	43,592
OraSure Technologies, Inc. (A)	1,347	8,149
Orthofix Medical, Inc. (A)	633	10,603
OrthoPediatrics Corp. (A)	364	16,122
Outset Medical, Inc. (A)	759	13,966
Paragon 28, Inc. (A)	1,105	18,862
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Penumbra, Inc. (A)	624	$173,903
PROCEPT BioRobotics Corp. (A)	688	19,539
Pulmonx Corp. (A)	589	6,585
Pulse Biosciences, Inc. (A)	574	1,929
QuidelOrtho Corp. (A)	1,105	98,444
ResMed, Inc.	2,400	525,576
Retractable Technologies, Inc. (A)	238	417
RxSight, Inc. (A)	274	4,570
Senseonics Holdings, Inc. (A)(B)	7,349	5,218
Sensus Healthcare, Inc. (A)	133	693
Shockwave Medical, Inc. (A)	592	128,363
SI-BONE, Inc. (A)	650	12,786
Sight Sciences, Inc. (A)	750	6,555
Silk Road Medical, Inc. (A)	593	23,204
Sonendo, Inc. (A)	663	1,326
STAAR Surgical Company (A)	802	51,288
Stereotaxis, Inc. (A)	1,565	3,193
STERIS PLC	1,614	308,726
Stryker Corp.	6,197	1,769,058
Surmodics, Inc. (A)	278	6,333
Tactile Systems Technology, Inc. (A)	415	6,814
Tandem Diabetes Care, Inc. (A)	1,069	43,412
Tela Bio, Inc. (A)	217	2,309
Teleflex, Inc.	770	195,049
The Cooper Companies, Inc.	804	300,181
TransMedics Group, Inc. (A)	502	38,016
Treace Medical Concepts, Inc. (A)	822	20,706
UFP Technologies, Inc. (A)	86	11,166
Utah Medical Products, Inc.	74	7,013
Vapotherm, Inc. (A)	424	279
Varex Imaging Corp. (A)	707	12,860
Vicarious Surgical, Inc. (A)	1,697	3,852
Vivani Medical, Inc. (A)	781	781
Zimmer Biomet Holdings, Inc.	3,437	444,060
Zimvie, Inc. (A)	366	2,646
		18,934,668
Health care providers and services – 2.8%
Acadia Healthcare Company, Inc. (A)	1,502	108,520
Accolade, Inc. (A)	1,133	16,293
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,139	26,588
Addus HomeCare Corp. (A)	281	30,000
agilon health, Inc. (A)	6,679	158,626
AirSculpt Technologies, Inc.	845	4,259
Alignment Healthcare, Inc. (A)	3,052	19,411
Amedisys, Inc. (A)	545	40,085
AmerisourceBergen Corp.	3,398	544,054
AMN Healthcare Services, Inc. (A)	713	59,150
Apollo Medical Holdings, Inc. (A)	958	34,938
Biodesix, Inc. (A)	1,285	2,390
Brookdale Senior Living, Inc. (A)	3,457	10,198
Cardinal Health, Inc.	4,465	337,108
CareMax, Inc. (A)	1,340	3,578
Castle Biosciences, Inc. (A)	404	9,179
Centene Corp. (A)	9,378	592,783
Chemed Corp.	230	123,683
Clover Health Investments Corp. (A)	6,044	5,108
Community Health Systems, Inc. (A)	2,429	11,902
CorVel Corp. (A)	295	56,133
Cross Country Healthcare, Inc. (A)	655	14,620
CVS Health Corp.	21,502	1,597,814
DaVita, Inc. (A)	1,499	121,584
DocGo, Inc. (A)	1,512	13,079
Elevance Health, Inc.	3,931	1,807,513
Encompass Health Corp.	1,651	89,319

293

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Enhabit, Inc. (A)	900	$12,519
Fulgent Genetics, Inc. (A)	470	14,673
Guardant Health, Inc. (A)	1,715	40,200
HCA Healthcare, Inc.	4,502	1,187,087
HealthEquity, Inc. (A)	1,395	81,900
Henry Schein, Inc. (A)	2,159	176,045
Humana, Inc.	2,073	1,006,359
InfuSystem Holdings, Inc. (A)	130	1,008
Innovage Holding Corp. (A)	1,986	15,848
Invitae Corp. (A)	4,121	5,563
Laboratory Corp. of America Holdings	1,483	340,230
LifeStance Health Group, Inc. (A)	6,301	46,816
McKesson Corp.	2,353	837,786
ModivCare, Inc. (A)	241	20,263
Molina Healthcare, Inc. (A)	953	254,918
National HealthCare Corp.	278	16,143
National Research Corp.	430	18,709
NeoGenomics, Inc. (A)	2,205	38,389
Oak Street Health, Inc. (A)	4,000	154,720
OPKO Health, Inc. (A)	12,549	18,322
Option Care Health, Inc. (A)	3,024	96,072
Owens & Minor, Inc. (A)	1,286	18,711
P3 Health Partners, Inc. (A)	434	460
Patterson Companies, Inc.	1,615	43,234
Pediatrix Medical Group, Inc. (A)	1,428	21,291
PetIQ, Inc. (A)	575	6,578
Premier, Inc., Class A	1,861	60,241
Privia Health Group, Inc. (A)	1,737	47,959
Progyny, Inc. (A)	1,553	49,882
Quest Diagnostics, Inc.	1,909	270,085
R1 RCM, Inc. (A)	6,807	102,105
RadNet, Inc. (A)	1,007	25,205
Select Medical Holdings Corp.	2,102	54,337
Sonida Senior Living, Inc. (A)	30	204
Surgery Partners, Inc. (A)	1,891	65,183
Tenet Healthcare Corp. (A)	1,780	105,768
The Cigna Group	4,997	1,276,883
The Ensign Group, Inc.	921	87,992
The Joint Corp. (A)	267	4,494
The Oncology Institute, Inc. (A)	1,147	778
The Pennant Group, Inc. (A)	570	8,140
UnitedHealth Group, Inc.	15,162	7,165,410
Universal Health Services, Inc., Class B	1,080	137,268
US Physical Therapy, Inc.	228	22,323
Viemed Healthcare, Inc. (A)	370	3,574
		19,799,590
Health care technology – 0.1%
Akili, Inc. (A)	938	1,501
American Well Corp., Class A (A)	4,289	10,122
Better Therapeutics, Inc. (A)	627	456
CareCloud, Inc. (A)	107	358
Certara, Inc. (A)	2,677	64,542
Computer Programs and Systems, Inc. (A)	291	8,788
Definitive Healthcare Corp. (A)	1,802	18,615
Doximity, Inc., Class A (A)	1,839	59,547
Evolent Health, Inc., Class A (A)	1,650	53,543
Forian, Inc. (A)	439	1,673
GoodRx Holdings, Inc., Class A (A)	1,651	10,319
Health Catalyst, Inc. (A)	805	9,394
HealthStream, Inc. (A)	552	14,959
iCAD, Inc. (A)	132	164
MultiPlan Corp. (A)	10,977	11,636
NextGen Healthcare, Inc. (A)	1,192	20,753
Nutex Health, Inc. (A)	10,583	10,689
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Pear Therapeutics, Inc. (A)	2,627	$670
Phreesia, Inc. (A)	831	26,833
Schrodinger, Inc. (A)	1,079	28,410
Sharecare, Inc. (A)	5,224	7,418
Simulations Plus, Inc.	363	15,950
Tabula Rasa HealthCare, Inc. (A)	474	2,650
Teladoc Health, Inc. (A)	2,711	70,215
Veeva Systems, Inc., Class A (A)	2,303	423,268
Veradigm, Inc. (A)	1,873	24,443
		896,916
Life sciences tools and services – 1.7%
10X Genomics, Inc., Class A (A)	1,591	88,762
Adaptive Biotechnologies Corp. (A)	2,555	22,561
Agilent Technologies, Inc.	4,851	671,087
Alpha Teknova, Inc. (A)	360	1,066
Avantor, Inc. (A)	10,899	230,405
Azenta, Inc. (A)	1,253	55,909
BioLife Solutions, Inc. (A)	681	14,812
Bionano Genomics, Inc. (A)(B)	4,957	5,502
Bio-Rad Laboratories, Inc., Class A (A)	410	196,398
Bio-Techne Corp.	2,585	191,781
Bruker Corp.	2,443	192,606
Charles River Laboratories International, Inc. (A)	839	169,327
Codexis, Inc. (A)	1,214	5,026
CryoPort, Inc. (A)	806	19,344
Cytek Biosciences, Inc. (A)	1,980	18,196
Danaher Corp.	11,917	3,003,561
Harvard Bioscience, Inc. (A)	430	1,806
ICON PLC (A)	1,327	283,434
Illumina, Inc. (A)	2,581	600,212
Inotiv, Inc. (A)	420	1,819
IQVIA Holdings, Inc. (A)	3,060	608,603
Maravai LifeSciences Holdings, Inc., Class A (A)	2,206	30,906
Medpace Holdings, Inc. (A)	514	96,658
Mettler-Toledo International, Inc. (A)	369	564,647
Miromatrix Medical, Inc. (A)	304	511
NanoString Technologies, Inc. (A)	769	7,613
OmniAb, Inc. (A)	1,514	5,572
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	117	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	117	0
Pacific Biosciences of California, Inc. (A)	3,737	43,274
PerkinElmer, Inc.	2,075	276,515
Personalis, Inc. (A)	1,303	3,596
PhenomeX, Inc. (A)	1,103	1,279
Quanterix Corp. (A)	563	6,345
Quantum-Si, Inc. (A)	1,805	3,177
Rapid Micro Biosystems, Inc., Class A (A)	438	574
Repligen Corp. (A)	915	154,049
Seer, Inc. (A)	912	3,520
Singular Genomics Systems, Inc. (A)	1,117	1,352
SomaLogic, Inc. (A)	2,875	7,331
Sotera Health Company (A)	4,745	84,983
Standard BioTools, Inc. (A)	1,624	3,167
Syneos Health, Inc. (A)	1,709	60,875
Thermo Fisher Scientific, Inc.	6,265	3,610,958
Waters Corp. (A)	981	303,747

294

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	1,216	$421,308
		12,074,174
Pharmaceuticals – 3.6%
9 Meters Biopharma, Inc. (A)	371	516
Acer Therapeutics, Inc. (A)	162	123
Aclaris Therapeutics, Inc. (A)	1,042	8,430
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	3,150	4,379
Amphastar Pharmaceuticals, Inc. (A)	893	33,488
Amylyx Pharmaceuticals, Inc. (A)	1,066	31,276
AN2 Therapeutics, Inc. (A)	304	3,000
ANI Pharmaceuticals, Inc. (A)	272	10,804
Arvinas, Inc. (A)	867	23,686
Assertio Holdings, Inc. (A)	507	3,230
Atea Pharmaceuticals, Inc. (A)	1,534	5,139
Athira Pharma, Inc. (A)	1,185	2,963
Axsome Therapeutics, Inc. (A)	668	41,202
Biote Corp., Class A (A)	50	310
Bristol-Myers Squibb Company	34,113	2,364,372
Cara Therapeutics, Inc. (A)	906	4,448
Cassava Sciences, Inc. (A)	678	16,353
Catalent, Inc. (A)	2,974	195,422
CinCor Pharma, Inc. (A)(C)	708	2,166
Cognition Therapeutics, Inc. (A)	866	1,715
Collegium Pharmaceutical, Inc. (A)	620	14,874
Corcept Therapeutics, Inc. (A)	1,839	39,833
DICE Therapeutics, Inc. (A)	765	21,917
Durect Corp. (A)	379	1,717
Edgewise Therapeutics, Inc. (A)	923	6,156
Elanco Animal Health, Inc. (A)	7,895	74,213
Eli Lilly & Company	15,446	5,304,465
Eloxx Pharmaceuticals, Inc. (A)	44	110
Enliven Therapeutics, Inc. (A)	102	2,234
Esperion Therapeutics, Inc. (A)	1,411	2,243
Eton Pharmaceuticals, Inc. (A)	259	997
Evolus, Inc. (A)	1,113	9,416
Eyenovia, Inc. (A)	1,231	4,345
EyePoint Pharmaceuticals, Inc. (A)	562	1,652
Fulcrum Therapeutics, Inc. (A)	982	2,799
Harmony Biosciences Holdings, Inc. (A)	927	30,267
Harrow Health, Inc. (A)	535	11,321
Ikena Oncology, Inc. (A)	556	1,918
Imara, Inc. (A)(C)	411	132
Innoviva, Inc. (A)	1,280	14,400
Intra-Cellular Therapies, Inc. (A)	1,529	82,795
Jazz Pharmaceuticals PLC (A)	1,023	149,696
Johnson & Johnson	42,329	6,560,995
Ligand Pharmaceuticals, Inc. (A)	308	22,656
Liquidia Corp. (A)	944	6,523
Longboard Pharmaceuticals, Inc. (A)	165	648
Lyra Therapeutics, Inc. (A)	554	1,147
Marinus Pharmaceuticals, Inc. (A)	749	5,168
Merck & Company, Inc.	41,509	4,416,143
MyMD Pharmaceuticals, Inc. (A)	848	1,459
Nektar Therapeutics (A)	3,478	2,445
NGM Biopharmaceuticals, Inc. (A)	1,448	5,908
Nuvation Bio, Inc. (A)	3,157	5,241
Ocular Therapeutix, Inc. (A)	1,256	6,619
Ocuphire Pharma, Inc. (A)	241	904
Omeros Corp. (A)	1,206	5,608
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)	2,082	4,018
Oramed Pharmaceuticals, Inc. (A)	601	1,310
Organon & Company	3,979	93,586
Pacira BioSciences, Inc. (A)	796	32,485
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Palisade Bio, Inc. (A)(C)	9,919	$0
Paratek Pharmaceuticals, Inc. (A)	901	2,289
Perrigo Company PLC	2,188	78,484
Pfizer, Inc.	91,953	3,751,682
Phathom Pharmaceuticals, Inc. (A)	633	4,520
Phibro Animal Health Corp., Class A	463	7,093
Pliant Therapeutics, Inc. (A)	781	20,775
Prestige Consumer Healthcare, Inc. (A)	755	47,286
Prevail Therapeutics, Inc. (A)(C)	788	1,516
ProPhase Labs, Inc.	128	975
Provention Bio, Inc. (A)	1,460	35,186
Rain Oncology, Inc. (A)	373	3,260
Rani Therapeutics Holdings, Inc., Class A (A)	594	3,065
Reata Pharmaceuticals, Inc., Class A (A)	544	49,460
Relmada Therapeutics, Inc. (A)	448	1,012
Revance Therapeutics, Inc. (A)	1,298	41,809
Royalty Pharma PLC, Class A	7,169	258,299
RVL Pharmaceuticals PLC (A)	1,367	1,558
Scilex Holding Company (A)	1,055	8,651
scPharmaceuticals, Inc. (A)	492	4,462
SCYNEXIS, Inc. (A)	751	2,253
SIGA Technologies, Inc.	1,287	7,400
Societal CDMO, Inc. (A)	587	699
Supernus Pharmaceuticals, Inc. (A)	932	33,766
Tarsus Pharmaceuticals, Inc. (A)	380	4,777
Terns Pharmaceuticals, Inc. (A)	585	6,926
TFF Pharmaceuticals, Inc. (A)	715	490
TherapeuticsMD, Inc. (A)	165	619
Theseus Pharmaceuticals, Inc. (A)	652	5,790
Tilray Brands, Inc. (A)	9,449	23,906
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Ventyx Biosciences, Inc. (A)	911	30,519
Verrica Pharmaceuticals, Inc. (A)	866	5,629
Viatris, Inc.	20,060	192,977
Xeris Biopharma Holdings, Inc. (A)	3,057	4,983
Zoetis, Inc.	7,684	1,278,925
		25,627,076
		96,693,948
Industrials – 9.6%
Aerospace and defense – 1.7%
AAR Corp. (A)	646	35,239
Aerojet Rocketdyne Holdings, Inc. (A)	1,361	76,447
AeroVironment, Inc. (A)	442	40,514
AerSale Corp. (A)	752	12,949
Applied Energetics, Inc. (A)	872	1,912
Archer Aviation, Inc., Class A (A)	3,543	10,133
Astronics Corp. (A)	623	8,323
Axon Enterprise, Inc. (A)	1,177	264,648
BWX Technologies, Inc.	1,529	96,388
Cadre Holdings, Inc.	486	10,468
Curtiss-Wright Corp.	627	110,515
Ducommun, Inc. (A)	264	14,443
General Dynamics Corp.	4,498	1,026,489
HEICO Corp.	886	151,541
HEICO Corp., Class A	1,335	181,427
Hexcel Corp.	1,437	98,075
Howmet Aerospace, Inc.	6,864	290,828
Huntington Ingalls Industries, Inc.	616	127,524
Innovative Solutions and Support, Inc. (A)	46	338
Kaman Corp.	551	12,596
Kratos Defense & Security Solutions, Inc. (A)	2,288	30,842
L3Harris Technologies, Inc.	3,145	617,175

295

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Lockheed Martin Corp.	4,150	$1,961,830
Maxar Technologies, Inc.	1,251	63,876
Mercury Systems, Inc. (A)	964	49,280
Moog, Inc., Class A	512	51,584
National Presto Industries, Inc.	159	11,462
Northrop Grumman Corp.	2,538	1,171,845
Park Aerospace Corp.	423	5,689
Parsons Corp. (A)	1,719	76,908
Raytheon Technologies Corp.	24,228	2,372,648
Redwire Corp. (A)	1,008	3,054
Rocket Lab USA, Inc. (A)	7,533	30,433
Spirit AeroSystems Holdings, Inc., Class A	1,758	60,704
Terran Orbital Corp. (A)	1,845	3,395
Textron, Inc.	3,515	248,264
The Boeing Company (A)	9,730	2,066,944
TransDigm Group, Inc.	891	656,712
Triumph Group, Inc. (A)	1,030	11,938
V2X, Inc. (A)	395	15,689
Virgin Galactic Holdings, Inc. (A)	4,158	16,840
Woodward, Inc.	1,023	99,610
		12,197,519
Air freight and logistics – 0.6%
Air T, Inc. (A)	8	194
Air Transport Services Group, Inc. (A)	1,275	26,558
CH Robinson Worldwide, Inc.	2,038	202,516
Expeditors International of Washington, Inc.	2,694	296,663
FedEx Corp.	4,259	973,139
Forward Air Corp.	458	49,354
GXO Logistics, Inc. (A)	1,949	98,347
Hub Group, Inc., Class A (A)	546	45,831
United Parcel Service, Inc., Class B	11,990	2,325,940
		4,018,542
Building products – 0.6%
A.O. Smith Corp.	2,142	148,119
AAON, Inc.	912	88,181
Advanced Drainage Systems, Inc.	1,345	113,262
Allegion PLC	1,428	152,410
American Woodmark Corp. (A)	296	15,413
Apogee Enterprises, Inc.	449	19,419
Armstrong World Industries, Inc.	794	56,565
AZZ, Inc.	475	19,589
Builders FirstSource, Inc. (A)	2,581	229,141
Carlisle Companies, Inc.	805	181,986
Carrier Global Corp.	13,840	633,180
CSW Industrials, Inc.	278	38,623
Fortune Brands Innovations, Inc.	2,154	126,504
Gibraltar Industries, Inc. (A)	573	27,791
Griffon Corp.	992	31,754
Hayward Holdings, Inc. (A)	3,667	42,977
Insteel Industries, Inc.	385	10,711
Janus International Group, Inc. (A)	1,981	19,533
JELD-WEN Holding, Inc. (A)	1,496	18,939
Johnson Controls International PLC	11,295	680,185
Lennox International, Inc.	586	147,250
Masco Corp.	3,742	186,052
Masterbrand, Inc. (A)	2,215	17,809
Owens Corning	1,592	152,514
PGT Innovations, Inc. (A)	1,094	27,470
Quanex Building Products Corp.	554	11,928
Resideo Technologies, Inc. (A)	2,453	44,841
Simpson Manufacturing Company, Inc.	733	80,366
The AZEK Company, Inc. (A)	2,505	58,968
Trane Technologies PLC	3,723	684,958
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trex Company, Inc. (A)	1,837	$89,407
UFP Industries, Inc.	1,020	81,059
View, Inc. (A)	3,390	1,695
Zurn Elkay Water Solutions Corp.	2,540	54,254
		4,292,853
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,114	50,063
ACCO Brands Corp.	1,727	9,188
ACV Auctions, Inc., Class A (A)	1,990	25,691
Aris Water Solutions, Inc., Class A	321	2,501
Aurora Innovation, Inc. (A)	12,640	17,570
Brady Corp., Class A	813	43,682
BrightView Holdings, Inc. (A)	1,734	9,745
Casella Waste Systems, Inc., Class A (A)	868	71,749
CECO Environmental Corp. (A)	691	9,667
Cintas Corp.	1,661	768,511
Civeo Corp. (A)	151	3,118
Clean Harbors, Inc. (A)	897	127,876
Copart, Inc. (A)	7,791	585,961
CoreCivic, Inc. (A)	2,098	19,302
Deluxe Corp.	765	12,240
Driven Brands Holdings, Inc. (A)	2,702	81,898
Ennis, Inc.	447	9,427
Harsco Corp. (A)	1,442	9,849
Healthcare Services Group, Inc.	1,315	18,239
Heritage-Crystal Clean, Inc. (A)	453	16,131
HNI Corp.	720	20,045
Interface, Inc.	1,138	9,241
KAR Auction Services, Inc. (A)	1,993	27,264
Kimball International, Inc., Class B	777	9,635
Liquidity Services, Inc. (A)	635	8,363
Matthews International Corp., Class A	551	19,869
MillerKnoll, Inc.	1,294	26,462
Montrose Environmental Group, Inc. (A)	455	16,230
MSA Safety, Inc.	647	86,375
NL Industries, Inc.	1,028	6,230
Odyssey Marine Exploration, Inc. (A)	197	640
Performant Financial Corp. (A)	662	2,251
Pitney Bowes, Inc.	3,034	11,802
Quad/Graphics, Inc. (A)	985	4,226
Quest Resource Holding Corp. (A)	138	847
Republic Services, Inc.	5,163	698,141
Rollins, Inc.	8,106	304,218
SP Plus Corp. (A)	371	12,722
Steelcase, Inc., Class A	1,640	13,809
Stericycle, Inc. (A)	1,551	67,639
Tetra Tech, Inc.	889	130,603
The Brink's Company	790	52,772
The GEO Group, Inc. (A)	2,079	16,403
UniFirst Corp.	249	43,881
Viad Corp. (A)	380	7,919
VSE Corp.	270	12,123
Waste Management, Inc.	6,776	1,105,640
		4,607,758
Construction and engineering – 0.2%
AECOM	2,319	195,538
Ameresco, Inc., Class A (A)	584	28,744
API Group Corp. (A)	3,703	83,243
Arcosa, Inc.	836	52,760
Argan, Inc.	313	12,667
Bowman Consulting Group, Ltd. (A)	110	3,158
Comfort Systems USA, Inc.	610	89,036
Concrete Pumping Holdings, Inc. (A)	615	4,182
Construction Partners, Inc., Class A (A)	756	20,367
Dycom Industries, Inc. (A)	494	46,263

296

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	823	$133,812
Fluor Corp. (A)	2,369	73,226
Granite Construction, Inc.	774	31,796
Great Lakes Dredge & Dock Corp. (A)	1,412	7,667
IES Holdings, Inc. (A)	429	18,486
Innovate Corp. (A)	1,028	3,053
Limbach Holdings, Inc. (A)	117	2,024
MasTec, Inc. (A)	1,295	122,300
Matrix Service Company (A)	663	3,580
MDU Resources Group, Inc.	3,410	103,937
MYR Group, Inc. (A)	310	39,063
Northwest Pipe Company (A)	240	7,495
Orion Group Holdings, Inc. (A)	985	2,551
Primoris Services Corp.	1,003	24,734
Quanta Services, Inc.	2,357	392,770
Sterling Infrastructure, Inc. (A)	579	21,933
Tutor Perini Corp. (A)	1,033	6,374
Valmont Industries, Inc.	334	106,640
WillScot Mobile Mini Holdings Corp. (A)	3,540	165,955
		1,803,354
Electrical equipment – 0.7%
Acuity Brands, Inc.	541	98,857
Allied Motion Technologies, Inc.	303	11,711
American Superconductor Corp. (A)	626	3,074
AMETEK, Inc.	3,767	547,458
Array Technologies, Inc. (A)	2,420	52,950
Atkore, Inc. (A)	685	96,229
Babcock & Wilcox Enterprises, Inc. (A)	1,297	7,860
Blink Charging Company (A)(B)	824	7,128
Bloom Energy Corp., Class A (A)	2,933	58,455
Capstone Green Energy Corp. (A)	503	669
ChargePoint Holdings, Inc. (A)(B)	5,450	57,062
Eaton Corp. PLC	6,533	1,119,364
Emerson Electric Company	9,695	844,822
Encore Wire Corp.	323	59,862
Energy Vault Holdings, Inc. (A)	2,063	4,415
EnerSys	704	61,164
Enovix Corp. (A)	2,531	37,737
ESS Tech, Inc. (A)	2,241	3,115
Fluence Energy, Inc. (A)	1,920	38,880
FTC Solar, Inc. (A)	1,558	3,506
FuelCell Energy, Inc. (A)	6,492	18,502
Generac Holdings, Inc. (A)	1,055	113,951
GrafTech International, Ltd.	4,159	20,213
Hubbell, Inc.	883	214,843
Ideal Power, Inc. (A)	47	491
KULR Technology Group, Inc. (A)	1,492	1,309
LSI Industries, Inc.	323	4,499
NuScale Power Corp. (A)	825	7,499
nVent Electric PLC	2,769	118,901
Orion Energy Systems, Inc. (A)	915	1,857
Plug Power, Inc. (A)	9,539	111,797
Powell Industries, Inc.	245	10,435
Preformed Line Products Company	95	12,164
Regal Rexnord Corp.	1,104	155,366
Rockwell Automation, Inc.	1,892	555,207
Sensata Technologies Holding PLC	2,479	124,000
SES AI Corp. (A)	4,593	13,549
Shoals Technologies Group, Inc., Class A (A)	1,878	42,800
Stem, Inc. (A)(B)	2,447	13,874
SunPower Corp. (A)	2,885	39,928
Sunrun, Inc. (A)	3,514	70,807
Sunworks, Inc. (A)	718	1,034
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Thermon Group Holdings, Inc. (A)	624	$15,550
TPI Composites, Inc. (A)	773	10,088
Vertiv Holdings Company	6,050	86,576
Vicor Corp. (A)	554	26,005
		4,905,563
Ground transportation – 1.0%
ArcBest Corp.	422	39,001
Avis Budget Group, Inc. (A)	683	133,048
Covenant Logistics Group, Inc.	203	7,190
CSX Corp.	35,098	1,050,834
Daseke, Inc. (A)	1,184	9,152
FTAI Infrastructure, Inc.	1,753	5,259
Heartland Express, Inc.	1,446	23,020
Hertz Global Holdings, Inc. (A)	5,240	85,360
JB Hunt Transport Services, Inc.	1,709	299,861
Knight-Swift Transportation Holdings, Inc.	2,642	149,484
Landstar System, Inc.	521	93,394
Lyft, Inc., Class A (A)	5,711	52,941
Marten Transport, Ltd.	1,419	29,728
Norfolk Southern Corp.	3,843	814,716
Old Dominion Freight Line, Inc.	1,836	625,782
PAM Transportation Services, Inc. (A)	403	11,538
RXO, Inc. (A)	1,938	38,062
Ryder System, Inc.	826	73,712
Saia, Inc. (A)	439	119,443
Schneider National, Inc., Class B	1,620	43,335
TuSimple Holdings, Inc., Class A (A)	3,576	5,257
Uber Technologies, Inc. (A)	32,470	1,029,299
U-Haul Holding Company	326	19,446
U-Haul Holding Company, Series N	2,763	143,262
Union Pacific Corp.	9,945	2,001,531
Universal Logistics Holdings, Inc.	464	13,526
Werner Enterprises, Inc.	858	39,030
XPO, Inc. (A)	1,907	60,833
Yellow Corp. (A)	875	1,776
		7,018,820
Industrial conglomerates – 0.7%
3M Company	9,325	980,151
General Electric Company	17,971	1,718,028
Honeywell International, Inc.	11,046	2,111,112
		4,809,291
Machinery – 1.9%
3D Systems Corp. (A)	2,231	23,916
AGCO Corp.	1,208	163,322
Alamo Group, Inc.	213	39,226
Albany International Corp., Class A	537	47,986
Allison Transmission Holdings, Inc.	1,320	59,717
Astec Industries, Inc.	412	16,995
Barnes Group, Inc.	889	35,809
Caterpillar, Inc.	8,393	1,920,654
Chart Industries, Inc. (A)	609	76,369
CIRCOR International, Inc. (A)	400	12,448
Columbus McKinnon Corp.	532	19,769
Commercial Vehicle Group, Inc. (A)	752	5,490
Crane Holdings Company	950	107,825
Cummins, Inc.	2,294	547,991
Deere & Company	4,816	1,988,430
Desktop Metal, Inc., Class A (A)(B)	4,586	10,548
Donaldson Company, Inc.	2,008	131,203
Douglas Dynamics, Inc.	425	13,553
Dover Corp.	2,215	336,547
Energy Recovery, Inc. (A)	1,056	24,341
Enerpac Tool Group Corp.	1,011	25,781

297

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
EnPro Industries, Inc.	363	$37,712
Esab Corp.	892	52,690
ESCO Technologies, Inc.	443	42,284
Evoqua Water Technologies Corp. (A)	2,044	101,628
Federal Signal Corp.	1,034	56,053
Flowserve Corp.	2,207	75,038
Fortive Corp.	5,839	398,045
Franklin Electric Company, Inc.	787	74,057
Gates Industrial Corp. PLC (A)	4,875	67,714
Gencor Industries, Inc. (A)	339	5,210
Graco, Inc.	2,830	206,618
Graham Corp. (A)	310	4,055
Helios Technologies, Inc.	569	37,213
Hillenbrand, Inc.	1,194	56,751
Hillman Solutions Corp. (A)	2,839	23,904
Hurco Companies, Inc.	183	4,634
Hydrofarm Holdings Group, Inc. (A)	633	1,095
Hyliion Holdings Corp. (A)	2,439	4,829
Hyster-Yale Materials Handling, Inc.	272	13,570
Hyzon Motors, Inc. (A)	3,912	3,189
IDEX Corp.	1,112	256,905
Illinois Tool Works, Inc.	5,076	1,235,752
Ingersoll Rand, Inc.	6,674	388,293
ITT, Inc.	1,389	119,871
John Bean Technologies Corp.	542	59,235
Kadant, Inc.	210	43,789
Kennametal, Inc.	1,405	38,750
LB Foster Company, Class A (A)	298	3,421
Lincoln Electric Holdings, Inc.	847	143,228
Lindsay Corp.	190	28,715
Mayville Engineering Company, Inc. (A)	441	6,580
Microvast Holdings, Inc. (A)	5,831	7,230
Miller Industries, Inc.	293	10,358
Mueller Industries, Inc.	832	61,135
Mueller Water Products, Inc., Class A	2,820	39,311
Nikola Corp. (A)(B)	7,765	9,396
NN, Inc. (A)	766	820
Nordson Corp.	841	186,921
Omega Flex, Inc.	199	22,177
Oshkosh Corp.	1,051	87,422
Otis Worldwide Corp.	6,947	586,327
PACCAR, Inc.	8,541	625,201
Parker-Hannifin Corp.	2,109	708,856
Park-Ohio Holdings Corp.	316	3,817
Proto Labs, Inc. (A)	501	16,608
RBC Bearings, Inc. (A)	483	112,409
REV Group, Inc.	1,120	13,429
Snap-on, Inc.	835	206,153
SPX Technologies, Inc. (A)	785	55,405
Standex International Corp.	223	27,304
Stanley Black & Decker, Inc.	2,446	197,099
Symbotic, Inc. (A)	872	19,916
Tennant Company	359	24,602
Terex Corp.	1,141	55,202
The Eastern Company	202	3,935
The Gorman-Rupp Company	562	14,050
The Greenbrier Companies, Inc.	566	18,208
The Manitowoc Company, Inc. (A)	748	12,783
The Middleby Corp. (A)	899	131,802
The Shyft Group, Inc.	664	15,106
The Timken Company	1,236	101,006
The Toro Company	1,675	186,193
Titan International, Inc. (A)	1,133	11,874
Trinity Industries, Inc.	1,368	33,324
Twin Disc, Inc. (A)	63	606
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Velo3D, Inc. (A)(B)	2,999	$6,808
Wabash National Corp.	849	20,877
Wabtec Corp.	3,010	304,191
Watts Water Technologies, Inc., Class A	470	79,110
Xylem, Inc.	2,966	310,540
		13,526,259
Marine transportation – 0.0%
Eagle Bulk Shipping, Inc.	242	11,011
Kirby Corp. (A)	1,000	69,700
Matson, Inc.	636	37,950
		118,661
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,102	88,200
Allegiant Travel Company (A)	324	29,802
American Airlines Group, Inc. (A)(B)	10,688	157,648
Blade Air Mobility, Inc. (A)	670	2,265
Delta Air Lines, Inc. (A)	10,517	367,254
Frontier Group Holdings, Inc. (A)	3,341	32,875
Hawaiian Holdings, Inc. (A)	993	9,096
JetBlue Airways Corp. (A)	5,595	40,732
Joby Aviation, Inc. (A)(B)	10,208	44,303
Mesa Air Group, Inc. (A)	734	1,740
SkyWest, Inc. (A)	997	22,103
Southwest Airlines Company	9,770	317,916
Spirit Airlines, Inc.	1,571	26,974
Sun Country Airlines Holdings, Inc. (A)	754	15,457
United Airlines Holdings, Inc. (A)	5,367	237,490
Wheels Up Experience, Inc. (A)	3,473	2,198
		1,396,053
Professional services – 1.0%
Alight, Inc., Class A (A)	7,207	66,376
ASGN, Inc. (A)	834	68,947
Atlas Technical Consultants, Inc. (A)	548	6,680
Automatic Data Processing, Inc.	6,807	1,515,442
Barrett Business Services, Inc.	138	12,232
BlackSky Technology, Inc. (A)	1,620	2,430
Booz Allen Hamilton Holding Corp.	2,167	200,859
Broadridge Financial Solutions, Inc.	1,924	282,001
CACI International, Inc., Class A (A)	337	99,846
CBIZ, Inc. (A)	893	44,195
Concentrix Corp.	861	104,655
Conduent, Inc. (A)	3,930	13,480
CoStar Group, Inc. (A)	6,498	447,387
CRA International, Inc.	128	13,801
CSG Systems International, Inc.	542	29,105
DLH Holdings Corp. (A)	8	92
Dun & Bradstreet Holdings, Inc.	7,238	84,974
Equifax, Inc.	2,009	407,506
EXL Service Holdings, Inc. (A)	546	88,359
Exponent, Inc.	851	84,836
First Advantage Corp. (A)	2,298	32,080
FiscalNote Holdings, Inc. (A)	1,892	4,219
Forrester Research, Inc. (A)	350	11,323
Franklin Covey Company (A)	263	10,118
FTI Consulting, Inc. (A)	525	103,609
Genpact, Ltd.	3,030	140,047
Heidrick & Struggles International, Inc.	391	11,871
HireQuest, Inc.	58	1,251
HireRight Holdings Corp. (A)	1,195	12,679
Huron Consulting Group, Inc. (A)	355	28,531
IBEX Holdings, Ltd. (A)	196	4,782
ICF International, Inc.	314	34,446
Innodata, Inc. (A)	187	1,597
Insperity, Inc.	637	77,427

298

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Jacobs Solutions, Inc.	2,106	$247,476
KBR, Inc.	2,319	127,661
Kelly Services, Inc., Class A	696	11,547
Kforce, Inc.	374	23,652
Korn Ferry	900	46,566
Legalzoom.com, Inc. (A)	3,194	29,960
Leidos Holdings, Inc.	2,233	205,570
ManpowerGroup, Inc.	864	71,306
Maximus, Inc.	1,007	79,251
Mistras Group, Inc. (A)	754	5,112
Paychex, Inc.	5,898	675,852
Planet Labs PBC (A)	3,837	15,079
RCM Technologies, Inc. (A)	29	335
Red Violet, Inc. (A)	179	3,150
Resources Connection, Inc.	615	10,492
Robert Half International, Inc.	1,805	145,429
Science Applications International Corp.	855	91,878
Skillsoft Corp. (A)	2,271	4,542
Spire Global, Inc. (A)	2,065	1,379
SS&C Technologies Holdings, Inc.	4,202	237,287
StarTek, Inc. (A)	653	2,697
Sterling Check Corp. (A)	1,501	16,736
TaskUS, Inc., Class A (A)	505	7,292
TransUnion	3,172	197,108
TriNet Group, Inc. (A)	1,030	83,028
TrueBlue, Inc. (A)	614	10,929
TTEC Holdings, Inc.	804	29,933
Upwork, Inc. (A)	2,209	25,006
Verisk Analytics, Inc.	2,582	495,383
Verra Mobility Corp. (A)	2,598	43,958
Willdan Group, Inc. (A)	264	4,124
		6,996,901
Trading companies and distributors – 0.4%
Air Lease Corp.	1,861	73,268
Alta Equipment Group, Inc.	306	4,850
Applied Industrial Technologies, Inc.	635	90,253
Beacon Roofing Supply, Inc. (A)	1,112	65,441
BlueLinx Holdings, Inc. (A)	113	7,679
Boise Cascade Company	662	41,872
Core & Main, Inc., Class A (A)	2,900	66,990
Distribution Solutions Group, Inc. (A)	270	12,274
DXP Enterprises, Inc. (A)	379	10,203
EVI Industries, Inc. (A)	239	4,732
Fastenal Company	9,483	511,513
GATX Corp.	572	62,931
Global Industrial, Inc.	669	17,956
GMS, Inc. (A)	735	42,549
H&E Equipment Services, Inc.	629	27,821
Herc Holdings, Inc.	499	56,836
Hudson Technologies, Inc. (A)	536	4,679
Karat Packaging, Inc.	141	1,880
McGrath RentCorp	425	39,657
MRC Global, Inc. (A)	1,509	14,667
MSC Industrial Direct Company, Inc., Class A	705	59,220
NOW, Inc. (A)	1,992	22,211
Rush Enterprises, Inc., Class A	908	49,577
SiteOne Landscape Supply, Inc. (A)	755	103,337
Textainer Group Holdings, Ltd.	801	25,720
Titan Machinery, Inc. (A)	402	12,241
United Rentals, Inc.	1,148	454,332
Univar Solutions, Inc. (A)	2,809	98,399
Veritiv Corp.	241	32,569
W.W. Grainger, Inc.	825	568,268
Watsco, Inc.	554	176,261
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
WESCO International, Inc.	843	$130,277
Willis Lease Finance Corp. (A)	25	1,370
Xometry, Inc., Class A (A)	675	10,105
		2,901,938
		68,593,512
Information technology – 24.0%
Communications equipment – 0.9%
ADTRAN Holdings, Inc.	1,059	16,796
Applied Optoelectronics, Inc. (A)	524	1,158
Arista Networks, Inc. (A)	4,996	838,629
Aviat Networks, Inc. (A)	36	1,241
CalAmp Corp. (A)	804	2,886
Calix, Inc. (A)	1,082	57,984
Cambium Networks Corp. (A)	513	9,090
Casa Systems, Inc. (A)	1,938	2,461
Ciena Corp. (A)	2,441	128,201
Cisco Systems, Inc.	66,772	3,490,506
Clearfield, Inc. (A)	239	11,133
CommScope Holding Company, Inc. (A)	3,501	22,301
Comtech Telecommunications Corp.	548	6,839
Digi International, Inc. (A)	613	20,646
DZS, Inc. (A)	566	4,466
Extreme Networks, Inc. (A)	2,202	42,102
F5, Inc. (A)	982	143,068
Harmonic, Inc. (A)	1,827	26,656
Infinera Corp. (A)	3,517	27,292
Inseego Corp. (A)	1,798	1,047
Juniper Networks, Inc.	5,293	182,185
KVH Industries, Inc. (A)	504	5,736
Lantronix, Inc. (A)	337	1,463
Lumentum Holdings, Inc. (A)	1,134	61,247
Motorola Solutions, Inc.	2,732	781,707
NETGEAR, Inc. (A)	540	9,995
NetScout Systems, Inc. (A)	1,205	34,523
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	8,984
Viasat, Inc. (A)	1,275	43,146
Viavi Solutions, Inc. (A)	3,860	41,804
		6,025,292
Electronic equipment, instruments and components – 0.8%
908 Devices, Inc. (A)	445	3,827
Advanced Energy Industries, Inc.	629	61,642
Aeva Technologies, Inc. (A)	3,059	3,640
Akoustis Technologies, Inc. (A)	872	2,686
Amphenol Corp., Class A	9,753	797,015
Arlo Technologies, Inc. (A)	1,497	9,072
Arrow Electronics, Inc. (A)	946	118,127
Avnet, Inc.	1,581	71,461
Badger Meter, Inc.	491	59,814
Bel Fuse, Inc., Class B	224	8,418
Belden, Inc.	729	63,255
Benchmark Electronics, Inc.	648	15,351
CDW Corp.	2,225	433,630
Cepton, Inc. (A)	2,308	1,072
Cognex Corp.	2,876	142,506
Coherent Corp. (A)	2,173	82,748
Corning, Inc.	13,899	490,357
CTS Corp.	560	27,698
Daktronics, Inc. (A)	1,227	6,957
ePlus, Inc. (A)	342	16,772
Evolv Technologies Holdings, Inc. (A)	2,210	6,895
FARO Technologies, Inc. (A)	367	9,032
Flex, Ltd. (A)	7,332	168,709
Identiv, Inc. (A)	146	896

299

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Insight Enterprises, Inc. (A)	564	$80,629
IPG Photonics Corp. (A)	828	102,101
Iteris, Inc. (A)	1,032	4,840
Itron, Inc. (A)	770	42,697
Jabil, Inc.	2,265	199,682
Keysight Technologies, Inc. (A)	2,931	473,298
Kimball Electronics, Inc. (A)	462	11,134
Knowles Corp. (A)	1,589	27,013
Littelfuse, Inc.	406	108,845
Luna Innovations, Inc. (A)	333	2,394
Methode Electronics, Inc.	649	28,478
MicroVision, Inc. (A)(B)	2,624	7,006
Mirion Technologies, Inc. (A)	2,986	25,500
Napco Security Technologies, Inc. (A)	650	24,427
National Instruments Corp.	2,209	115,774
Netlist, Inc. (A)	3,719	13,797
nLight, Inc. (A)	848	8,633
Novanta, Inc. (A)	593	94,340
OSI Systems, Inc. (A)	287	29,377
PAR Technology Corp. (A)	404	13,720
PC Connection, Inc.	492	22,120
Plexus Corp. (A)	440	42,931
Powerfleet, Inc. (A)	304	1,043
Richardson Electronics, Ltd.	77	1,719
Rogers Corp. (A)	310	50,663
Sanmina Corp. (A)	855	52,146
ScanSource, Inc. (A)	460	14,002
SmartRent, Inc. (A)	2,850	7,268
TD SYNNEX Corp.	1,563	151,283
Teledyne Technologies, Inc. (A)	777	347,599
Trimble, Inc. (A)	4,096	214,712
TTM Technologies, Inc. (A)	1,778	23,985
Vishay Intertechnology, Inc.	2,027	45,851
Vishay Precision Group, Inc. (A)	247	10,315
Vontier Corp.	2,602	71,139
Zebra Technologies Corp., Class A (A)	855	271,890
		5,343,931
IT services – 1.3%
Accenture PLC, Class A	10,701	3,058,453
Akamai Technologies, Inc. (A)	2,600	203,580
Amdocs, Ltd.	1,964	188,603
Backblaze, Inc., Class A (A)	179	904
BigCommerce Holdings, Inc., Series 1 (A)	1,168	10,442
Brightcove, Inc. (A)	902	4,014
Cloudflare, Inc., Class A (A)	4,654	286,966
Cognizant Technology Solutions Corp., Class A	8,500	517,905
Cyxtera Technologies, Inc. (A)	2,849	870
DigitalOcean Holdings, Inc. (A)	1,622	63,534
DXC Technology Company (A)	3,794	96,975
Edgio, Inc. (A)	3,318	2,625
EPAM Systems, Inc. (A)	942	281,658
Fastly, Inc., Class A (A)	1,995	35,431
Gartner, Inc. (A)	1,296	422,198
GoDaddy, Inc., Class A (A)	2,554	198,497
Grid Dynamics Holdings, Inc. (A)	1,067	12,228
IBM Corp.	14,793	1,939,214
Information Services Group, Inc.	1,038	5,283
Kyndryl Holdings, Inc. (A)	3,641	53,741
MongoDB, Inc. (A)	1,119	260,861
Okta, Inc. (A)	2,498	215,428
Perficient, Inc. (A)	584	42,159
Rackspace Technology, Inc. (A)	3,379	6,353
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Snowflake, Inc., Class A (A)	5,247	$809,560
Squarespace, Inc., Class A (A)	1,525	48,449
The Glimpse Group, Inc. (A)	48	180
The Hackett Group, Inc.	589	10,885
Thoughtworks Holding, Inc. (A)	5,068	37,300
Twilio, Inc., Class A (A)	2,857	190,362
Unisys Corp. (A)	1,317	5,110
VeriSign, Inc. (A)	1,754	370,673
		9,380,441
Semiconductors and semiconductor equipment – 5.5%
ACM Research, Inc., Class A (A)	1,003	11,735
Advanced Micro Devices, Inc. (A)	26,454	2,592,757
Aehr Test Systems (A)	421	13,059
Allegro MicroSystems, Inc. (A)	3,168	152,032
Alpha & Omega Semiconductor, Ltd. (A)	487	13,125
Ambarella, Inc. (A)	642	49,704
Amkor Technology, Inc.	4,048	105,329
Analog Devices, Inc.	8,424	1,661,381
Applied Materials, Inc.	14,095	1,731,289
Atomera, Inc. (A)	385	2,452
Axcelis Technologies, Inc. (A)	550	73,288
AXT, Inc. (A)	287	1,142
Broadcom, Inc.	6,792	4,357,340
CEVA, Inc. (A)	442	13,450
Cirrus Logic, Inc. (A)	781	85,426
Cohu, Inc. (A)	842	32,324
Diodes, Inc. (A)	757	70,219
Enphase Energy, Inc. (A)	2,221	467,032
Entegris, Inc.	2,452	201,089
Everspin Technologies, Inc. (A)	78	531
First Solar, Inc. (A)	1,746	379,755
FormFactor, Inc. (A)	1,299	41,373
GlobalFoundries, Inc. (A)(B)	8,854	639,082
Ichor Holdings, Ltd. (A)	384	12,572
Impinj, Inc. (A)	423	57,325
Intel Corp.	67,236	2,196,600
KLA Corp.	2,322	926,873
Kopin Corp. (A)	1,136	1,238
Kulicke & Soffa Industries, Inc.	961	50,635
Lam Research Corp.	2,244	1,189,589
Lattice Semiconductor Corp. (A)	2,262	216,021
MACOM Technology Solutions Holdings, Inc. (A)	1,158	82,033
Marvell Technology, Inc.	13,989	605,724
MaxLinear, Inc. (A)	1,322	46,548
Meta Materials, Inc. (A)	5,869	2,392
Microchip Technology, Inc.	9,055	758,628
Micron Technology, Inc.	18,068	1,090,223
MKS Instruments, Inc.	1,042	92,342
Monolithic Power Systems, Inc.	768	384,415
NVE Corp.	86	7,137
NVIDIA Corp.	39,984	11,106,356
ON Semiconductor Corp. (A)	7,109	585,213
Onto Innovation, Inc. (A)	832	73,116
PDF Solutions, Inc. (A)	654	27,730
Photronics, Inc. (A)	1,065	17,658
Pixelworks, Inc. (A)	598	885
Power Integrations, Inc.	950	80,408
Qorvo, Inc. (A)	1,695	172,161
Qualcomm, Inc.	18,392	2,346,451
Rambus, Inc. (A)	1,834	94,011
Semtech Corp. (A)	1,046	25,250
Silicon Laboratories, Inc. (A)	567	99,276
SiTime Corp. (A)	340	48,358
SkyWater Technology, Inc. (A)	651	7,408

300

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Skyworks Solutions, Inc.	2,632	$310,523
SMART Global Holdings, Inc. (A)	881	15,188
Synaptics, Inc. (A)	659	73,248
Teradyne, Inc.	2,585	277,913
Texas Instruments, Inc.	14,947	2,780,291
Ultra Clean Holdings, Inc. (A)	780	25,865
Universal Display Corp.	788	122,242
Veeco Instruments, Inc. (A)	900	19,017
Wolfspeed, Inc. (A)	2,039	132,433
		38,856,210
Software – 9.3%
8x8, Inc. (A)	2,080	8,674
A10 Networks, Inc.	1,300	20,137
ACI Worldwide, Inc. (A)	1,918	51,748
Adeia, Inc.	1,869	16,559
Adobe, Inc. (A)	7,441	2,867,538
Agilysys, Inc. (A)	424	34,984
Alarm.com Holdings, Inc. (A)	836	42,034
Alkami Technology, Inc. (A)	1,353	17,129
Altair Engineering, Inc., Class A (A)	892	64,322
Alteryx, Inc., Class A (A)	1,007	59,252
American Software, Inc., Class A	618	7,793
Amplitude, Inc., Class A (A)	1,146	14,256
ANSYS, Inc. (A)	1,430	475,904
Appfolio, Inc., Class A (A)	342	42,572
Appian Corp., Class A (A)	703	31,199
Applied Digital Corp. (A)	1,358	3,042
AppLovin Corp., Class A (A)	4,899	77,159
Arteris, Inc. (A)	256	1,083
Asana, Inc., Class A (A)	2,165	45,746
Aspen Technology, Inc. (A)	1,065	243,747
Asure Software, Inc. (A)	122	1,769
Atlassian Corp., Class A (A)	2,440	417,655
Autodesk, Inc. (A)	3,539	736,678
AvePoint, Inc. (A)	2,600	10,712
Bentley Systems, Inc., Class B	4,577	196,765
BILL Holdings, Inc. (A)	1,708	138,587
Black Knight, Inc. (A)	2,567	147,757
Blackbaud, Inc. (A)	885	61,331
Blackline, Inc. (A)	994	66,747
Blend Labs, Inc., Class A (A)	3,398	3,385
Box, Inc., Class A (A)	2,356	63,117
Braze, Inc., Class A (A)	895	30,940
c3.ai, Inc., Class A (A)(B)	1,819	61,064
Cadence Design Systems, Inc. (A)	4,490	943,304
CCC Intelligent Solutions Holdings, Inc. (A)	9,972	89,449
Cerence, Inc. (A)	696	19,551
Ceridian HCM Holding, Inc. (A)	2,524	184,807
Clear Secure, Inc., Class A	1,377	36,036
Clearwater Analytics Holdings, Inc., Class A (A)	1,001	15,976
CommVault Systems, Inc. (A)	745	42,271
Confluent, Inc., Class A (A)	2,348	56,516
Consensus Cloud Solutions, Inc. (A)	297	10,125
CoreCard Corp. (A)	182	5,484
Couchbase, Inc. (A)	674	9,476
Crowdstrike Holdings, Inc., Class A (A)	3,529	484,391
CS Disco, Inc. (A)	897	5,956
Cvent Holding Corp. (A)	7,673	64,146
Datadog, Inc., Class A (A)	4,779	347,242
Digimarc Corp. (A)	294	5,777
Digital Turbine, Inc. (A)	1,591	19,665
DocuSign, Inc. (A)	3,306	192,740
Dolby Laboratories, Inc., Class A	1,016	86,787
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Domo, Inc., Class B (A)	570	$8,088
DoubleVerify Holdings, Inc. (A)	2,579	77,757
Dropbox, Inc., Class A (A)	4,530	97,939
Dynatrace, Inc. (A)	4,725	199,868
E2open Parent Holdings, Inc. (A)	4,487	26,114
Ebix, Inc.	450	5,936
eGain Corp. (A)	659	5,002
Elastic NV (A)	1,554	89,977
Embark Technology, Inc. (A)	485	1,363
Enfusion, Inc., Class A (A)	950	9,975
EngageSmart, Inc. (A)	2,600	50,050
Envestnet, Inc. (A)	921	54,035
Everbridge, Inc. (A)	671	23,264
EverCommerce, Inc. (A)	3,253	34,417
Expensify, Inc., Class A (A)	980	7,987
Fair Isaac Corp. (A)	415	291,616
Five9, Inc. (A)	1,163	84,073
ForgeRock, Inc., Class A (A)	808	16,645
Fortinet, Inc. (A)	12,935	859,660
Freshworks, Inc., Class A (A)	2,458	37,755
Gen Digital, Inc.	10,150	174,174
Gitlab, Inc., Class A (A)	1,439	49,343
Guidewire Software, Inc. (A)	1,386	113,721
HashiCorp, Inc., Class A (A)	1,258	36,847
HubSpot, Inc. (A)	790	338,713
Informatica, Inc., Class A (A)	3,953	64,829
Instructure Holdings, Inc. (A)	2,180	56,462
Intapp, Inc. (A)	971	43,540
InterDigital, Inc.	505	36,815
Intuit, Inc.	4,620	2,059,735
Jamf Holding Corp. (A)	1,836	35,655
JFrog, Ltd. (A)	1,675	32,998
Kaltura, Inc. (A)	1,498	2,876
LivePerson, Inc. (A)	1,279	5,640
LiveRamp Holdings, Inc. (A)	1,144	25,088
LiveVox Holdings, Inc. (A)	1,193	3,686
Manhattan Associates, Inc. (A)	1,036	160,425
Marathon Digital Holdings, Inc. (A)	1,897	16,542
Matterport, Inc. (A)	4,431	12,097
MeridianLink, Inc. (A)	1,186	20,518
Microsoft Corp.	120,989	34,881,129
MicroStrategy, Inc., Class A (A)	157	45,894
Mitek Systems, Inc. (A)	858	8,228
Model N, Inc. (A)	632	21,153
Momentive Global, Inc. (A)	2,552	23,785
N-able, Inc. (A)	3,105	40,986
nCino, Inc. (A)	1,764	43,712
NCR Corp. (A)	2,282	53,832
New Relic, Inc. (A)	1,119	84,250
NextNav, Inc. (A)	1,543	3,132
Nutanix, Inc., Class A (A)	3,704	96,267
Olo, Inc., Class A (A)	1,803	14,712
ON24, Inc. (A)	546	4,783
OneSpan, Inc. (A)	743	13,003
Oracle Corp.	44,140	4,101,489
PagerDuty, Inc. (A)	1,505	52,645
Palantir Technologies, Inc., Class A (A)	32,261	272,605
Palo Alto Networks, Inc. (A)	4,908	980,324
Paycom Software, Inc. (A)	986	299,754
Paycor HCM, Inc. (A)	2,922	77,491
Paylocity Holding Corp. (A)	910	180,890
Pegasystems, Inc.	1,377	66,757
Porch Group, Inc. (A)	1,606	2,297
PowerSchool Holdings, Inc., Class A (A)	3,254	64,494
Procore Technologies, Inc. (A)	2,210	138,412

301

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Progress Software Corp.	725	$41,651
PROS Holdings, Inc. (A)	783	21,454
PTC, Inc. (A)	1,932	247,740
Q2 Holdings, Inc. (A)	981	24,152
Qualtrics International, Inc., Class A (A)	2,826	50,388
Qualys, Inc. (A)	634	82,433
Rapid7, Inc. (A)	989	45,405
Rimini Street, Inc. (A)	1,519	6,258
RingCentral, Inc., Class A (A)	1,429	43,827
Riot Platforms, Inc. (A)	2,534	25,315
Roper Technologies, Inc.	1,735	764,597
Rubicon Technologies, Inc. (A)	541	355
Salesforce, Inc. (A)	16,385	3,273,395
Samsara, Inc., Class A (A)	1,922	37,902
SecureWorks Corp., Class A (A)	542	4,645
SEMrush Holdings, Inc., Class A (A)	848	8,522
SentinelOne, Inc., Class A (A)	3,431	56,131
ServiceNow, Inc. (A)	3,311	1,538,688
ShotSpotter, Inc. (A)	239	9,397
Smartsheet, Inc., Class A (A)	2,165	103,487
Smith Micro Software, Inc. (A)	417	484
SolarWinds Corp. (A)	2,802	24,097
Splunk, Inc. (A)	2,677	256,671
Sprinklr, Inc., Class A (A)	2,024	26,231
Sprout Social, Inc., Class A (A)	784	47,730
SPS Commerce, Inc. (A)	594	90,466
SRAX, Inc. (A)	125	73
Sumo Logic, Inc. (A)	1,848	22,139
Synopsys, Inc. (A)	2,504	967,170
Telos Corp. (A)	1,050	2,657
Tenable Holdings, Inc. (A)	1,864	88,559
Teradata Corp. (A)	1,699	68,436
Tyler Technologies, Inc. (A)	684	242,574
UiPath, Inc., Class A (A)	7,709	135,370
Unity Software, Inc. (A)(B)	6,748	218,905
Upland Software, Inc. (A)	553	2,378
Varonis Systems, Inc. (A)	1,852	48,171
Verint Systems, Inc. (A)	1,108	41,262
Veritone, Inc. (A)	504	2,938
Vertex, Inc., Class A (A)	864	17,876
Viant Technology, Inc., Class A (A)	646	2,810
VirnetX Holding Corp. (A)	1,593	2,087
VMware, Inc., Class A (A)	6,920	863,962
Weave Communications, Inc. (A)	969	4,816
Workday, Inc., Class A (A)	3,300	681,582
Workiva, Inc. (A)	808	82,747
Xperi, Inc. (A)	833	9,105
Yext, Inc. (A)	2,165	20,806
Zeta Global Holdings Corp., Class A (A)	2,922	31,645
Zoom Video Communications, Inc., Class A (A)	4,121	304,295
Zscaler, Inc. (A)	2,333	272,564
Zuora, Inc., Class A (A)	2,245	22,181
		66,512,862
Technology hardware, storage and peripherals – 6.2%
Apple, Inc.	257,165	42,406,510
Avid Technology, Inc. (A)	804	25,712
Corsair Gaming, Inc. (A)	1,483	27,213
CPI Card Group, Inc. (A)	153	6,887
Dell Technologies, Inc., Class C	4,261	171,335
Diebold Nixdorf, Inc. (A)	790	948
Eastman Kodak Company (A)	845	3,465
Hewlett Packard Enterprise Company	21,188	337,525
HP, Inc.	16,516	484,745
Immersion Corp. (A)	731	6,535
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Intevac, Inc. (A)	711	$5,212
IonQ, Inc. (A)	3,046	18,733
NetApp, Inc.	3,587	229,030
Pure Storage, Inc., Class A (A)	4,903	125,076
Seagate Technology Holdings PLC	3,356	221,899
Super Micro Computer, Inc. (A)	872	92,912
TransAct Technologies, Inc. (A)	26	161
Turtle Beach Corp. (A)	214	2,144
Western Digital Corp. (A)	5,196	195,733
Xerox Holdings Corp.	2,690	41,426
		44,403,201
		170,521,937
Materials – 2.9%
Chemicals – 1.8%
AdvanSix, Inc.	524	20,053
Air Products & Chemicals, Inc.	3,644	1,046,593
Albemarle Corp.	1,926	425,723
American Vanguard Corp.	632	13,828
Amyris, Inc. (A)(B)	5,405	7,351
Ashland, Inc.	882	90,590
Aspen Aerogels, Inc. (A)	612	4,559
Avient Corp.	1,554	63,963
Axalta Coating Systems, Ltd. (A)	3,693	111,861
Balchem Corp.	457	57,801
Cabot Corp.	965	73,958
Celanese Corp.	1,702	185,331
CF Industries Holdings, Inc.	3,285	238,130
Chase Corp.	194	20,318
Core Molding Technologies, Inc. (A)	20	360
Corteva, Inc.	11,797	711,477
CVR Nitrogen LP (A)(C)	1,086	195
Danimer Scientific, Inc. (A)	1,518	5,237
Diversey Holdings, Ltd. (A)	4,875	39,439
Dow, Inc.	11,811	647,479
DuPont de Nemours, Inc.	8,233	590,882
Eastman Chemical Company	2,054	173,234
Ecolab, Inc.	4,686	775,674
Ecovyst, Inc. (A)	2,475	27,349
Element Solutions, Inc.	3,435	66,330
Flotek Industries, Inc. (A)	921	635
FMC Corp.	2,092	255,496
FutureFuel Corp.	986	7,277
Ginkgo Bioworks Holdings, Inc. (A)(B)	22,649	30,123
Hawkins, Inc.	415	18,169
HB Fuller Company	912	62,426
Huntsman Corp.	3,388	92,696
Ingevity Corp. (A)	659	47,132
Innospec, Inc.	397	40,760
International Flavors & Fragrances, Inc.	4,203	386,508
Intrepid Potash, Inc. (A)	154	4,250
Koppers Holdings, Inc.	390	13,638
Kronos Worldwide, Inc.	2,074	19,102
Linde PLC	7,977	2,835,345
Livent Corp. (A)	2,960	64,291
LSB Industries, Inc. (A)	1,275	13,171
LyondellBasell Industries NV, Class A	5,293	496,960
Mativ Holdings, Inc.	986	21,169
Minerals Technologies, Inc.	469	28,337
NewMarket Corp.	118	43,068
Olin Corp.	2,402	133,311
Origin Materials, Inc. (A)	1,904	8,130
PPG Industries, Inc.	3,876	517,756
PureCycle Technologies, Inc. (A)(B)	2,459	17,213
Quaker Chemical Corp.	311	61,562
Rayonier Advanced Materials, Inc. (A)	1,194	7,486

302

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
RPM International, Inc.	2,026	$176,748
Sensient Technologies Corp.	716	54,817
Sisecam Resources LP	78	1,959
Stepan Company	227	23,388
The Chemours Company	2,600	77,844
The Mosaic Company	5,701	261,562
The Scotts Miracle-Gro Company	934	65,137
The Sherwin-Williams Company	4,252	955,722
Trinseo PLC	506	10,550
Valhi, Inc.	518	9,018
Valvoline, Inc.	2,971	103,807
Westlake Chemical Partners LP	799	17,586
Westlake Corp.	2,089	242,282
		12,624,146
Construction materials – 0.1%
Eagle Materials, Inc.	636	93,333
Martin Marietta Materials, Inc.	984	349,379
Summit Materials, Inc., Class A (A)	2,228	63,476
United States Lime & Minerals, Inc.	114	17,407
Vulcan Materials Company	2,081	357,016
		880,611
Containers and packaging – 0.3%
AptarGroup, Inc.	916	108,262
Avery Dennison Corp.	1,341	239,945
Ball Corp.	5,183	285,635
Berry Global Group, Inc.	2,045	120,451
Crown Holdings, Inc.	2,006	165,916
Graphic Packaging Holding Company	5,165	131,656
Greif, Inc., Class A	804	50,949
International Paper Company	6,017	216,973
Myers Industries, Inc.	710	15,215
O-I Glass, Inc. (A)	2,612	59,319
Packaging Corp. of America	1,491	206,996
Pactiv Evergreen, Inc.	2,656	21,248
Ranpak Holdings Corp. (A)	1,215	6,342
Sealed Air Corp.	2,299	105,547
Silgan Holdings, Inc.	1,565	83,994
Sonoco Products Company	1,488	90,768
TriMas Corp.	806	22,455
Westrock Company	4,256	129,680
		2,061,351
Metals and mining – 0.7%
5E Advanced Materials, Inc. (A)	637	3,453
Alcoa Corp.	2,975	126,616
Alpha Metallurgical Resources, Inc.	291	45,396
Arconic Corp. (A)	1,745	45,771
ATI, Inc. (A)	2,186	86,260
Carpenter Technology Corp.	855	38,270
Century Aluminum Company (A)	1,672	16,720
Cleveland-Cliffs, Inc. (A)	8,565	156,996
Coeur Mining, Inc. (A)	4,942	19,719
Commercial Metals Company	1,876	91,736
Compass Minerals International, Inc.	664	22,769
Dakota Gold Corp. (A)	1,069	3,870
Freeport-McMoRan, Inc.	23,456	959,585
Gatos Silver, Inc. (A)	1,095	7,150
Haynes International, Inc.	261	13,073
Hecla Mining Company	9,827	62,205
Kaiser Aluminum Corp.	289	21,568
Materion Corp.	365	42,340
MP Materials Corp. (A)	2,977	83,922
Newmont Corp.	13,103	642,309
Nucor Corp.	4,301	664,375
Olympic Steel, Inc.	262	13,679
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Pan American Silver Corp., CVR (A)	7,232	$3,978
Piedmont Lithium, Inc. (A)	286	17,174
Ramaco Resources, Inc.	575	5,066
Reliance Steel & Aluminum Company	910	233,633
Royal Gold, Inc.	1,062	137,752
Ryerson Holding Corp.	659	23,974
Schnitzer Steel Industries, Inc., Class A	532	16,545
Southern Copper Corp.	12,711	969,214
Steel Dynamics, Inc.	3,015	340,876
SunCoke Energy, Inc.	1,558	13,991
TimkenSteel Corp. (A)	841	15,424
Tredegar Corp.	821	7,496
U.S. Steel Corp.	3,939	102,808
US Gold Corp. (A)	143	798
Warrior Met Coal, Inc.	879	32,268
Worthington Industries, Inc.	793	51,267
		5,140,046
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	10,594
Glatfelter Corp.	999	3,187
Louisiana-Pacific Corp.	1,205	65,323
Sylvamo Corp.	677	31,318
		110,422
		20,816,576
Real estate – 2.9%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,411	26,682
American Assets Trust, Inc.	1,151	21,397
Armada Hoffler Properties, Inc.	1,229	14,514
Broadstone Net Lease, Inc.	2,365	40,229
Empire State Realty Trust, Inc., Class A	2,981	19,347
Essential Properties Realty Trust, Inc.	1,951	48,482
Gladstone Commercial Corp.	793	10,016
Global Net Lease, Inc.	1,926	24,768
One Liberty Properties, Inc.	547	12,543
Safehold, Inc.	1,264	37,117
Star Holdings (A)	189	3,287
WP Carey, Inc.	3,216	249,079
		507,461
Health care REITs – 0.2%
CareTrust REIT, Inc.	1,737	34,010
Community Healthcare Trust, Inc.	472	17,275
Global Medical REIT, Inc.	854	7,780
Healthcare Realty Trust, Inc.	6,370	123,132
Healthpeak Properties, Inc.	9,008	197,906
LTC Properties, Inc.	749	26,312
Medical Properties Trust, Inc.	10,043	82,553
National Health Investors, Inc.	787	40,593
Omega Healthcare Investors, Inc.	3,924	107,557
Physicians Realty Trust	3,981	59,436
Sabra Health Care REIT, Inc.	4,102	47,173
Universal Health Realty Income Trust	293	14,096
Ventas, Inc.	6,624	287,150
Welltower, Inc.	7,629	546,923
		1,591,896
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	62,002
Ashford Hospitality Trust, Inc. (A)	444	1,425
Braemar Hotels & Resorts, Inc.	978	3,775
Chatham Lodging Trust	1,043	10,941
DiamondRock Hospitality Company	3,725	30,284
Hersha Hospitality Trust, Class A	852	5,725
Host Hotels & Resorts, Inc.	11,886	196,000

303

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Park Hotels & Resorts, Inc.	3,834	$47,388
Pebblebrook Hotel Trust	2,310	32,432
RLJ Lodging Trust	2,896	30,698
Ryman Hospitality Properties, Inc.	930	83,449
Service Properties Trust	3,030	30,179
Summit Hotel Properties, Inc.	2,173	15,211
Sunstone Hotel Investors, Inc.	3,688	36,437
Xenia Hotels & Resorts, Inc.	2,067	27,057
		613,003
Industrial REITs – 0.4%
Americold Realty Trust, Inc.	4,289	122,022
EastGroup Properties, Inc.	741	122,502
First Industrial Realty Trust, Inc.	2,253	119,860
Indus Realty Trust, Inc.	186	12,330
Industrial Logistics Properties Trust	1,490	4,574
Innovative Industrial Properties, Inc.	441	33,512
LXP Industrial Trust	4,958	51,117
Plymouth Industrial REIT, Inc.	458	9,623
Prologis, Inc.	15,171	1,892,886
Rexford Industrial Realty, Inc.	2,608	155,567
STAG Industrial, Inc.	2,912	98,484
Terreno Realty Corp.	1,329	85,853
		2,708,330
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	2,515	315,859
Boston Properties, Inc.	2,594	140,387
Brandywine Realty Trust	3,382	15,997
Corporate Office Properties Trust	2,009	47,633
Cousins Properties, Inc.	2,664	56,956
Douglas Emmett, Inc.	2,995	36,928
Easterly Government Properties, Inc.	1,561	21,448
Equity Commonwealth	885	18,328
Franklin Street Properties Corp.	2,261	3,550
Highwoods Properties, Inc.	1,854	42,994
Hudson Pacific Properties, Inc.	2,615	17,390
JBG SMITH Properties	2,054	30,933
Kilroy Realty Corp.	2,018	65,383
New York REIT Liquidating LLC (A)(C)	457	2,805
Office Properties Income Trust	1,104	13,579
Orion Office REIT, Inc.	983	6,586
Paramount Group, Inc.	4,071	18,564
Piedmont Office Realty Trust, Inc., Class A	2,477	18,082
SL Green Realty Corp.	769	18,087
Vornado Realty Trust	3,256	50,045
		941,534
Real estate management and development – 0.1%
Anywhere Real Estate, Inc. (A)	1,533	8,094
CBRE Group, Inc., Class A (A)	5,323	387,568
Compass, Inc., Class A (A)	6,964	22,494
DigitalBridge Group, Inc.	2,569	30,802
Douglas Elliman, Inc.	1,405	4,370
eXp World Holdings, Inc.	2,650	33,629
Fathom Holdings, Inc. (A)	284	1,207
Five Point Holdings LLC, Class A (A)	2,087	4,925
Forestar Group, Inc. (A)	999	15,544
FRP Holdings, Inc. (A)	226	13,081
Jones Lang LaSalle, Inc. (A)	813	118,283
Kennedy-Wilson Holdings, Inc.	2,447	40,596
Marcus & Millichap, Inc.	708	22,734
Maui Land & Pineapple Company, Inc. (A)	264	3,157
Newmark Group, Inc., Class A	2,923	20,695
Opendoor Technologies, Inc. (A)	10,757	18,932
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Rafael Holdings, Inc., Class B (A)	347	$538
RE/MAX Holdings, Inc., Class A	374	7,016
Redfin Corp. (A)	1,922	17,413
Seritage Growth Properties, Class A (A)	866	6,815
Tejon Ranch Company (A)	577	10,542
The Howard Hughes Corp. (A)	851	68,080
The RMR Group, Inc., Class A	311	8,161
The St. Joe Company	1,041	43,316
WeWork, Inc., Class A (A)(B)	11,121	8,644
Zillow Group, Inc., Class A (A)	45	1,967
Zillow Group, Inc., Class C (A)	3,654	162,493
		1,081,096
Residential REITs – 0.4%
American Homes 4 Rent, Class A	5,853	184,077
Apartment Income REIT Corp.	2,626	94,037
Apartment Investment and Management Company, Class A	2,711	20,848
AvalonBay Communities, Inc.	2,283	383,681
Bluerock Homes Trust, Inc. (A)	85	1,685
BRT Apartments Corp.	385	7,592
Camden Property Trust	1,551	162,607
Centerspace	226	12,346
Elme Communities	1,645	29,380
Equity LifeStyle Properties, Inc.	2,967	199,175
Equity Residential	6,236	374,160
Essex Property Trust, Inc.	961	200,984
Independence Realty Trust, Inc.	3,277	52,530
Invitation Homes, Inc.	10,123	316,141
Mid-America Apartment Communities, Inc.	1,807	272,929
NexPoint Residential Trust, Inc.	480	20,962
Sun Communities, Inc.	1,906	268,517
UDR, Inc.	5,225	214,539
UMH Properties, Inc.	958	14,169
Veris Residential, Inc. (A)	1,641	24,024
		2,854,383
Retail REITs – 0.4%
Acadia Realty Trust	1,812	25,277
Agree Realty Corp.	1,193	81,852
Alexander's, Inc.	105	20,344
Brixmor Property Group, Inc.	5,029	108,224
CBL & Associates Properties, Inc.	347	8,897
Federal Realty Investment Trust	1,354	133,816
Getty Realty Corp.	881	31,742
Kimco Realty Corp.	10,305	201,257
Kite Realty Group Trust	3,726	77,948
National Retail Properties, Inc.	3,009	132,847
Necessity Retail REIT, Inc.	2,393	15,028
NETSTREIT Corp.	495	9,049
Phillips Edison & Company, Inc.	1,540	50,235
Realty Income Corp.	10,736	679,804
Regency Centers Corp.	2,885	176,504
Retail Opportunity Investments Corp.	2,320	32,387
RPT Realty	1,545	14,693
Saul Centers, Inc.	490	19,110
Simon Property Group, Inc.	5,380	602,399
SITE Centers Corp.	3,696	45,387
Spirit Realty Capital, Inc.	2,024	80,636
Tanger Factory Outlet Centers, Inc.	1,832	35,962
The Macerich Company	3,280	34,768
Urban Edge Properties	2,162	32,560
Urstadt Biddle Properties, Inc., Class A	787	13,828

304

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Whitestone REIT	991	$9,117
		2,673,671
Specialized REITs – 1.1%
American Tower Corp.	7,641	1,561,362
Crown Castle, Inc.	7,119	952,807
CubeSmart	3,744	173,048
Digital Realty Trust, Inc.	4,744	466,383
EPR Properties	1,307	49,797
Equinix, Inc.	1,499	1,080,839
Extra Space Storage, Inc.	2,209	359,912
Farmland Partners, Inc.	930	9,951
Four Corners Property Trust, Inc.	1,453	39,028
Gaming and Leisure Properties, Inc.	4,293	223,494
Gladstone Land Corp.	706	11,755
Iron Mountain, Inc.	4,804	254,180
Lamar Advertising Company, Class A	1,479	147,737
Life Storage, Inc.	1,345	176,316
National Storage Affiliates Trust	1,277	53,353
Outfront Media, Inc.	2,732	44,340
PotlatchDeltic Corp.	1,431	70,835
Public Storage	2,878	869,559
Rayonier, Inc.	2,536	84,347
SBA Communications Corp.	1,775	463,399
Uniti Group, Inc.	4,136	14,683
VICI Properties, Inc.	15,179	495,139
Weyerhaeuser Company	12,269	369,665
		7,971,929
		20,943,303
Utilities – 2.6%
Electric utilities – 1.6%
ALLETE, Inc.	971	62,503
Alliant Energy Corp.	3,580	191,172
American Electric Power Company, Inc.	8,433	767,319
Avangrid, Inc.	5,981	238,522
Constellation Energy Corp.	5,375	421,938
Duke Energy Corp.	12,617	1,217,162
Edison International	6,285	443,658
Entergy Corp.	3,343	360,175
Evergy, Inc.	3,792	231,767
Eversource Energy	5,697	445,847
Exelon Corp.	16,307	683,100
FirstEnergy Corp.	9,399	376,524
Genie Energy, Ltd., B Shares	616	8,513
Hawaiian Electric Industries, Inc.	1,834	70,426
IDACORP, Inc.	854	92,514
MGE Energy, Inc.	651	50,563
NextEra Energy, Inc.	32,565	2,510,110
NRG Energy, Inc.	3,773	129,376
OGE Energy Corp.	3,350	126,161
Otter Tail Corp.	715	51,673
PG&E Corp. (A)	32,629	527,611
Pinnacle West Capital Corp.	1,796	142,315
PNM Resources, Inc.	1,428	69,515
Portland General Electric Company	1,498	73,237
PPL Corp.	12,166	338,093
The Southern Company	17,831	1,240,681
Via Renewables, Inc.	125	2,298
Xcel Energy, Inc.	8,988	606,151
		11,478,924
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	244,832
Chesapeake Utilities Corp.	310	39,677
National Fuel Gas Company	1,545	89,208
New Jersey Resources Corp.	1,632	86,822
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Northwest Natural Holding Company	625	$29,725
ONE Gas, Inc.	913	72,337
RGC Resources, Inc.	228	5,287
Southwest Gas Holdings, Inc.	848	52,958
Spire, Inc.	886	62,144
Star Group LP	919	11,919
Suburban Propane Partners LP	1,244	19,058
UGI Corp.	3,409	118,497
		832,464
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,340	12,823
Brookfield Renewable Corp., Class A	112	3,914
Clearway Energy, Inc., Class A	1,122	33,694
Clearway Energy, Inc., Class C	974	30,515
Montauk Renewables, Inc. (A)	2,220	17,471
Ormat Technologies, Inc.	934	79,175
Sunnova Energy International, Inc. (A)	1,925	30,069
The AES Corp.	10,972	264,206
Vistra Corp.	6,881	165,144
		637,011
Multi-utilities – 0.7%
Ameren Corp.	4,112	355,236
Avista Corp.	1,244	52,808
Black Hills Corp.	1,090	68,779
CenterPoint Energy, Inc.	10,375	305,648
CMS Energy Corp.	4,773	292,967
Consolidated Edison, Inc.	5,822	556,991
Dominion Energy, Inc.	13,623	761,662
DTE Energy Company	3,181	348,447
NiSource, Inc.	6,682	186,829
NorthWestern Corp.	961	55,603
Public Service Enterprise Group, Inc.	8,234	514,213
Sempra Energy	5,159	779,834
Unitil Corp.	316	18,025
WEC Energy Group, Inc.	5,181	491,107
		4,788,149
Water utilities – 0.1%
American States Water Company	629	55,912
American Water Works Company, Inc.	2,988	437,712
Artesian Resources Corp., Class A	193	10,684
Cadiz, Inc. (A)	752	3,038
California Water Service Group	934	54,359
Essential Utilities, Inc.	3,844	167,791
Global Water Resources, Inc.	595	7,396
Middlesex Water Company	324	25,311
Pure Cycle Corp. (A)	615	5,812
SJW Group	527	40,121
The York Water Company	308	13,768
		821,904
		18,558,452
TOTAL COMMON STOCKS (Cost $336,213,404)		$700,290,379
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000%	260	7,621
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	11,812
TOTAL PREFERRED SECURITIES (Cost $82,033)		$19,433

305

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	$1,705
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	1,225
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	1,444
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	65
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	44
TOTAL WARRANTS (Cost $120,153)		$4,483
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
John Hancock Collateral Trust, 4.9438% (D)(E)	1,454,521	14,540,693
TOTAL SHORT-TERM INVESTMENTS (Cost $14,540,793)		$14,540,693
Total Investments (Total Stock Market Index Trust) (Cost $350,956,383) – 100.5%		$714,854,988
Other assets and liabilities, net – (0.5%)		(3,229,170)
TOTAL NET ASSETS – 100.0%		$711,625,818
Total Stock Market Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-23. The value of securities on loan amounted to $3,264,124.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,501,950.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	19	Long	Jun 2023	$1,731,871	$1,722,825	$(9,046)
S&P 500 E-Mini Index Futures	48	Long	Jun 2023	9,494,643	9,930,600	435,957
						$426,911

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
3.341%, (1 Year CMT + 2.231%), 05/01/2034 (A)	$89,758	$91,396
3.381%, (12 month LIBOR + 1.588%), 05/01/2037 (A)	51,573	52,102
3.466%, (1 Year CMT + 2.165%), 11/01/2036 (A)	60,577	61,588
3.513%, (12 month LIBOR + 1.600%), 02/01/2036 (A)	38,974	39,510
3.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	14,803	15,011
3.775%, (12 month LIBOR + 1.641%), 09/01/2043 (A)	185,457	188,708
3.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	20,408	20,431
4.074%, (1 Year CMT + 2.076%), 12/01/2035 (A)	86,328	87,610
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.165%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$27,687	$28,107
4.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	57,759	59,121
Federal National Mortgage Association
3.451%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	27,666	27,746
3.549%, (12 month LIBOR + 1.560%), 07/01/2035 (A)	117,718	119,259
3.694%, (12 month LIBOR + 1.446%), 04/01/2035 (A)	211,201	212,648
4.070%, (1 Year CMT + 2.269%), 07/01/2035 (A)	72,544	74,148
4.101%, (1 Year CMT + 2.333%), 05/01/2034 (A)	41,975	42,946

306

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.243%, (1 Year CMT + 2.170%), 01/01/2036 (A)	$91,408	$93,012
4.273%, (1 Year CMT + 2.148%), 01/01/2036 (A)	30,475	31,028
4.304%, (1 Year CMT + 2.195%), 05/01/2036 (A)	133,631	136,062
4.329%, (1 Year CMT + 2.195%), 02/01/2035 (A)	99,388	101,244
5.549%, (6 month LIBOR + 1.512%), 02/01/2035 (A)	44,396	44,926
5.641%, (6 month LIBOR + 1.489%), 10/01/2035 (A)	88,450	89,530
Government National Mortgage Association 2.625%, (1 Year CMT + 1.500%), 08/20/2032 (A)	89,874	88,308
		1,704,441
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,761,058)		$1,704,441
CORPORATE BONDS – 54.7%
Communication services – 1.7%
AT&T, Inc. 0.900%, 03/25/2024	1,445,000	1,382,231
Comcast Corp. 3.700%, 04/15/2024	2,000,000	1,976,140
WarnerMedia Holdings, Inc. 3.638%, 03/15/2025 (B)	1,111,000	1,073,155
		4,431,526
Consumer discretionary – 9.2%
Amazon.com, Inc.
0.450%, 05/12/2024	4,455,000	4,269,750
2.730%, 04/13/2024	2,000,000	1,960,071
American Honda Finance Corp.
0.650%, 09/08/2023	2,000,000	1,960,294
3.550%, 01/12/2024	2,000,000	1,976,256
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,957,724
General Motors Financial Company, Inc. 5.100%, 01/17/2024	2,000,000	1,993,844
Hyundai Capital America 0.800%, 01/08/2024 (B)	3,000,000	2,890,136
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	1,500,000	1,483,142
Toyota Motor Credit Corp. 3.350%, 01/08/2024	3,360,000	3,317,240
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	2,991,404
		24,799,861
Consumer staples – 1.9%
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,852,071
Kenvue, Inc. 5.500%, 03/22/2025 (B)	1,000,000	1,016,531
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,339,456
		5,208,058
Energy – 4.0%
Aker BP ASA 3.000%, 01/15/2025 (B)	1,415,000	1,362,974
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer LP 4.500%, 11/01/2023	$3,000,000	$2,973,982
Enterprise Products Operating LLC 3.900%, 02/15/2024	2,000,000	1,976,064
MPLX LP 4.875%, 06/01/2025	1,500,000	1,489,013
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	2,987,749
		10,789,782
Financials – 25.3%
Ally Financial, Inc. 3.875%, 05/21/2024	2,000,000	1,921,670
American Express Company 3.400%, 02/22/2024	3,000,000	2,952,850
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,871,409
Bank of America Corp.
0.523%, (0.523% to 6-14-23, then SOFR + 0.410%), 06/14/2024	2,855,000	2,826,241
4.000%, 04/01/2024	2,000,000	1,977,505
Bank of Montreal 2.150%, 03/08/2024	3,000,000	2,908,961
Barclays PLC 3.932%, (3.932% to 5-7-24, then 3 month LIBOR + 1.610%), 05/07/2025	2,000,000	1,945,659
Brighthouse Financial Global Funding
0.600%, 06/28/2023 (B)	1,000,000	987,868
5.284%, (SOFR + 0.760%), 04/12/2024 (A)(B)	2,000,000	1,974,846
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,080,631
Citigroup, Inc. 3.352%, (3.352% to 4-24-24, then CME Term SOFR + 1.158%), 04/24/2025	3,000,000	2,923,805
Citizens Bank NA 6.064%, (6.064% to 10-24-24, then SOFR + 1.450%), 10/24/2025	1,333,000	1,254,307
Credit Agricole SA 3.750%, 04/24/2023 (B)	2,000,000	1,997,582
Fifth Third Bancorp 3.650%, 01/25/2024	3,000,000	2,927,015
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	2,981,010
JPMorgan Chase & Co.
1.514%, (1.514% to 6-1-23, then SOFR + 1.455%), 06/01/2024	5,000,000	4,968,330
5.546%, (5.546% to 12-15-24, then SOFR + 1.070%), 12/15/2025	1,750,000	1,761,972
Morgan Stanley
3.737%, (3.737% to 4-24-23, then 3 month LIBOR + 0.847%), 04/24/2024	3,000,000	2,994,667
3.875%, 04/29/2024	2,000,000	1,975,190
Royal Bank of Canada 5.660%, 10/25/2024	2,000,000	2,017,324
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,717,462
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	2,979,505
The Goldman Sachs Group, Inc. 1.217%, 12/06/2023	3,000,000	2,913,771
The Toronto-Dominion Bank 0.450%, 09/11/2023	2,000,000	1,956,719

307

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG 1.008%, (1.008% to 7-30-23, then 1 Year CMT + 0.830%), 07/30/2024 (B)	$3,000,000	$2,940,345
Wells Fargo & Company
3.300%, 09/09/2024	2,765,000	2,695,158
3.750%, 01/24/2024	3,000,000	2,963,712
		68,415,514
Health care – 2.3%
AbbVie, Inc. 2.850%, 05/14/2023	1,001,000	998,047
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	945,176
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,870,701
UnitedHealth Group, Inc. 3.500%, 02/15/2024	1,360,000	1,343,918
		6,157,842
Industrials – 1.8%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	1,939,091
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	875,000	876,417
The Boeing Company 1.433%, 02/04/2024	2,000,000	1,932,305
		4,747,813
Information technology – 3.3%
Apple, Inc.
0.750%, 05/11/2023	2,000,000	1,991,820
2.850%, 05/11/2024	2,000,000	1,966,108
NXP BV 4.875%, 03/01/2024	3,000,000	2,977,525
VMware, Inc. 0.600%, 08/15/2023	2,000,000	1,962,346
		8,897,799
Materials – 2.1%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,857,525
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,858,407
		5,715,932
Real estate – 0.4%
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,138,694
Utilities – 2.7%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	2,909,946
Eversource Energy 2.800%, 05/01/2023	2,000,000	1,994,177
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,482,873
		7,386,996
TOTAL CORPORATE BONDS (Cost $150,969,823)		$147,689,817
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Commercial and residential – 0.2%
BX Commercial Mortgage Trust Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) 5.817%, 01/17/2039 (A)(B)	408,000	391,000
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	$169,960	$157,344
		548,344
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 5.195%, 04/25/2042 (A)	482,517	473,753
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,060,422)		$1,022,097
ASSET BACKED SECURITIES – 16.9%
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D 4.040%, 11/18/2024	2,650,000	2,640,610
Series 2020-1, Class C 1.590%, 10/20/2025	3,000,000	2,924,078
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	3,000,000	2,844,191
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,581,653
CarMax Auto Owner Trust Series 2019-2, Class A4 2.770%, 12/16/2024	1,133,153	1,129,881
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	502,469	487,545
Series 2022-P1, Class A2 2.570%, 05/12/2025	954,031	946,633
Series 2022-P3, Class A3 4.610%, 11/10/2027	1,000,000	978,389
CCG Receivables Trust Series 2021-1, Class A2 0.300%, 06/14/2027 (B)	777,052	754,826
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	195,753	193,426
CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/2025	363,049	358,122
Dell Equipment Finance Trust Series 2021-2, Class A2 0.330%, 12/22/2026 (B)	23,010	22,905
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.440%, 12/21/2026 (B)	574,421	559,515
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	460,382	459,921
Series 2021-1, Class A 0.310%, 06/16/2025 (B)	13,286	13,261
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A4 1.900%, 03/17/2025	500,000	491,522
Series 2021-1, Class A3 0.350%, 10/16/2025	1,122,339	1,092,187

308

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables Funding LLC
Series 2021-2, Class A2 0.380%, 03/15/2024 (B)	$546,137	$539,775
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	1,500,000	1,504,776
Harley-Davidson Motorcycle Trust Series 2021-B, Class A3 0.560%, 11/16/2026	1,617,033	1,558,038
Honda Auto Receivables Owner Trust
Series 2020-3, Class A3 0.370%, 10/18/2024	896,177	880,222
Series 2021-1, Class A3 0.270%, 04/21/2025	598,731	582,393
HPEFS Equipment Trust Series 2022-1A, Class A2 1.020%, 05/21/2029 (B)	1,594,654	1,576,749
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3 0.330%, 06/17/2024 (B)	2,054,892	2,030,235
John Deere Owner Trust Series 2023-A, Class A2 5.280%, 03/16/2026	3,000,000	3,014,096
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A2 0.210%, 07/15/2024	73,121	72,984
MMAF Equipment Finance LLC
Series 2019-A, Class A4 2.930%, 03/10/2026 (B)	234,177	232,401
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	51,063	50,292
PFS Financing Corp. Series 2020-G, Class A 0.970%, 02/15/2026 (B)	3,000,000	2,884,581
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3 0.330%, 10/15/2025 (B)	971,543	957,785
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.950%, 09/15/2027	1,693,000	1,643,292
Santander Retail Auto Lease Trust
Series 2020-B, Class A3 0.570%, 04/22/2024 (B)	1,202,559	1,189,297
Series 2022-B, Class A2 2.840%, 05/20/2025 (B)	1,084,521	1,068,325
SCF Equipment Leasing LLC
Series 2019-2A, Class A2 2.470%, 04/20/2026 (B)	419,886	415,776
Series 2021-1A, Class A3 0.830%, 08/21/2028 (B)	863,343	830,689
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,500,000	1,506,736
Verizon Owner Trust
Series 2019-C, Class C 2.160%, 04/22/2024	295,000	294,647
Series 2020-A, Class B 1.980%, 07/22/2024	125,000	124,754
Series 2020-B, Class A 0.470%, 02/20/2025	986,788	975,527
Series 2020-C, Class A 0.410%, 04/21/2025	112,152	110,548
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2021-3A, Class A2 0.570%, 09/16/2024 (B)	$62,004	$61,823
World Omni Automobile Lease Securitization Trust Series 2022-A, Class A3 3.210%, 02/18/2025	2,115,000	2,075,069
TOTAL ASSET BACKED SECURITIES (Cost $46,371,000)		$45,659,475
SHORT-TERM INVESTMENTS – 27.5%
U.S. Government – 25.2%
U.S. Treasury Bill
4.461%, 04/04/2023 *	15,060,000	15,058,078
4.541%, 04/20/2023 *	18,618,000	18,577,140
4.682%, 05/18/2023 *	14,500,000	14,415,175
4.784%, 06/01/2023 *	20,120,000	19,970,378
		68,020,771
Short-term funds – 2.3%
John Hancock Collateral Trust, 4.9438% (D)(E)	630,172	6,299,767
TOTAL SHORT-TERM INVESTMENTS (Cost $74,296,428)		$74,320,538
Total Investments (Ultra Short Term Bond Trust) (Cost $274,458,731) – 100.1%		$270,396,368
Other assets and liabilities, net – (0.1%)		(225,770)
TOTAL NET ASSETS – 100.0%		$270,170,598
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $54,318,326 or 20.1% of the fund's net assets as of 3-31-23.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 3-31-23.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

309

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 3-31-23:
Capital Appreciation Trust
United States	84.4%
France	4.3%
Netherlands	2.6%
Denmark	2.3%
Uruguay	1.9%
Canada	1.7%
Australia	1.0%
Other countries	1.8%
TOTAL	100.0%
Equity Income Trust
United States	87.5%
France	4.0%
Germany	3.3%
Switzerland	1.9%
Canada	1.3%
Ireland	1.1%
Other countries	0.9%
TOTAL	100.0%
Financial Industries Trust
United States	80.6%
Bermuda	5.2%
Canada	3.3%
Switzerland	2.8%
France	2.5%
Japan	2.2%
Netherlands	2.1%
Puerto Rico	1.3%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	87.4%
France	2.8%
Switzerland	2.2%
Belgium	1.9%
Canada	1.8%
Netherlands	1.2%
South Korea	1.1%
United Kingdom	1.0%
Other countries	0.6%
TOTAL	100.0%
Health Sciences Trust
United States	88.4%
United Kingdom	4.0%
Denmark	1.6%
Netherlands	1.6%
Japan	1.0%
Switzerland	1.0%
Other countries	2.4%
TOTAL	100.0%
High Yield Trust
United States	77.5%
Cayman Islands	7.7%
Canada	4.5%
Luxembourg	1.6%
United Kingdom	1.2%
Netherlands	1.2%
Other countries	6.3%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.9%
Cayman Islands	3.4%
United Kingdom	1.0%
Other countries	5.7%
TOTAL	100.0%
Mid Value Trust
United States	87.0%
United Kingdom	4.4%
Canada	2.8%
Bermuda	1.4%
Netherlands	1.1%
Puerto Rico	1.1%
Other countries	2.2%
TOTAL	100.0%
Science & Technology Trust
United States	80.2%
Germany	6.9%
China	5.3%
Ireland	4.0%
South Korea	2.1%
Other countries	1.5%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.4%
Japan	6.8%
United Kingdom	4.6%
France	3.8%
Switzerland	3.5%
Germany	2.7%
Australia	2.3%
Netherlands	1.6%
Sweden	1.0%
Ireland	1.0%
Other countries	5.3%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	61.8%
Canada	6.2%
Indonesia	4.2%
Mexico	2.5%
Norway	2.2%
Luxembourg	2.0%
United Kingdom	1.8%
South Korea	1.7%
Australia	1.6%
New Zealand	1.6%
Other countries	14.4%
TOTAL	100.0%

310

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2023 (unaudited) (showing percentage of total net assets)

The following portfolios had the following sector composition as a percentage of net assets on 3-31-23:
Disciplined Value International Trust
Industrials	20.0%
Financials	15.8%
Consumer discretionary	15.0%
Energy	10.6%
Materials	9.2%
Information technology	8.1%
Health care	7.6%
Consumer staples	5.4%
Communication services	4.8%
Utilities	1.8%
Short-term investments and other	1.7%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	29.0%
Materials	15.0%
Information technology	12.8%
Energy	9.7%
Industrials	9.5%
Consumer discretionary	8.5%
Real estate	4.1%
Communication services	3.2%
Consumer staples	3.0%
Health care	2.5%
Utilities	1.4%
Short-term investments and other	1.3%
TOTAL	100.0%
Global Equity Trust
Information technology	21.9%
Financials	16.9%
Health care	10.8%
Consumer staples	9.7%
Materials	8.9%
Consumer discretionary	8.1%
Industrials	7.5%
Communication services	7.5%
Energy	4.2%
Utilities	1.8%
Real estate	1.0%
Short-term investments and other	1.7%
TOTAL	100.0%
International Equity Index Trust
Financials	19.5%
Industrials	12.6%
Consumer discretionary	11.9%
Information technology	11.0%
Health care	9.4%
Consumer staples	8.9%
Materials	8.1%
Communication services	5.9%
Energy	5.4%
Utilities	3.2%
Real estate	2.0%
Short-term investments and other	2.1%
TOTAL	100.0%
International Small Company Trust
Industrials	23.5%
Financials	13.0%
Consumer discretionary	12.3%
Materials	12.2%
Information technology	10.6%
Consumer staples	5.9%
Energy	5.2%
Health care	5.0%
Real estate	4.0%
Communication services	3.9%
Utilities	3.1%
Short-term investments and other	1.3%
TOTAL	100.0%

311

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor's Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$6,967,621,376	$6,967,621,376	—	—
Short-term investments	256,292,184	256,292,184	—	—
Total investments in securities	$7,223,913,560	$7,223,913,560	—	—
Derivatives:
Assets
Futures	$11,617,183	$11,617,183	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$219,831,129	—	$219,831,129	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Foreign government obligations	$3,768,889	—	$3,768,889	—
Corporate bonds	234,856,733	—	234,856,733	—
Capital preferred securities	1,132,466	—	1,132,466	—
Municipal bonds	3,685,413	—	3,685,413	—
Term loans	261,245	—	261,245	—
Collateralized mortgage obligations	49,730,775	—	49,730,775	—
Asset backed securities	37,600,344	—	37,600,344	—
Common stocks	253,767	$243,441	—	$10,326
Preferred securities	361,073	361,073	—	—
Escrow certificates	819	—	—	819
Short-term investments	6,198,981	6,198,981	—	—
Total investments in securities	$557,681,634	$6,803,495	$550,866,994	$11,145
Derivatives:
Assets
Futures	$9,920	$9,920	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,122,584,971	$1,122,584,971	—	—
Total investments in securities	$1,122,584,971	$1,122,584,971	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$188,242,043	$188,242,043	—	—
Total investments in securities	$188,242,043	$188,242,043	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$799,526,106	$799,526,106	—	—
Total investments in securities	$799,526,106	$799,526,106	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$835,363,874	$835,363,874	—	—
Total investments in securities	$835,363,874	$835,363,874	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$357,869,726	$357,869,726	—	—
Total investments in securities	$357,869,726	$357,869,726	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$202,133,728	$195,037,906	$7,095,822	—
Consumer discretionary	220,829,231	220,565,806	263,425	—
Consumer staples	14,326,433	14,326,433	—	—
Financials	183,890,212	177,615,293	6,274,919	—
Health care	216,174,251	216,174,251	—	—
Industrials	22,989,849	22,989,849	—	—
Information technology	680,538,223	680,538,223	—	—
Materials	17,984,707	17,984,707	—	—
Corporate bonds	2,197,643	—	2,197,643	—
Short-term investments	2,177,002	2,177,002	—	—
Total investments in securities	$1,563,241,279	$1,547,409,470	$15,831,809	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$46,154,486	$46,154,486	—	—
Consumer discretionary	117,373,947	102,177,057	$15,196,890	—
Consumer staples	17,382,013	11,522,566	5,859,447	—
Energy	6,908,714	6,908,714	—	—
Financials	47,268,534	41,525,820	5,742,714	—
Health care	65,551,180	65,551,180	—	—
Industrials	10,016,736	10,016,736	—	—
Information technology	159,011,692	159,011,692	—	—
Real estate	6,383,173	6,383,173	—	—
Preferred securities	4,578,086	—	4,578,086	—
Short-term investments	1,924,767	1,924,767	—	—
Total investments in securities	$482,553,328	$451,176,191	$31,377,137	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$287,654,232	$285,153,769	$2,500,463	—
Preferred securities	1,575,464	1,575,464	—	—
U.S. Government and Agency obligations	40,851,118	—	40,851,118	—
Corporate bonds	35,129,244	—	35,129,244	—
Convertible bonds	343,170	—	343,170	—
Term loans	47,172,595	—	47,172,595	—
Asset backed securities	496,559	—	496,559	—
Short-term investments	30,619,898	28,534,898	2,085,000	—
Total investments in securities	$443,842,280	$315,264,131	$128,578,149	—
Derivatives:
Liabilities
Written options	$(3,653,676)	—	$(3,653,676)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$430,797,643	—	$430,797,643	—
Foreign government obligations	9,291,335	—	9,291,335	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Core Bond Trust (continued)
Corporate bonds	$195,929,410	—	$195,929,410	—
Municipal bonds	2,955,845	—	2,955,845	—
Collateralized mortgage obligations	83,059,274	—	83,059,274	—
Asset backed securities	93,307,692	—	93,307,692	—
Short-term investments	19,985,388	$19,985,388	—	—
Total investments in securities	$835,326,587	$19,985,388	$815,341,199	—
Liabilities
Sale commitments outstanding	$(8,080,121)	—	$(8,080,121)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$2,872,696	—	$2,872,696	—
Belgium	1,042,396	—	1,042,396	—
Bermuda	4,533,607	$4,533,607	—	—
Brazil	1,537,100	1,537,100	—	—
Canada	25,004,298	25,004,298	—	—
China	6,732,978	—	6,732,978	—
Finland	2,767,029	—	2,767,029	—
France	27,800,015	—	27,800,015	—
Germany	19,821,550	—	19,821,550	—
Greece	1,672,178	—	1,672,178	—
India	4,015,201	4,015,201	—	—
Ireland	10,553,687	—	10,553,687	—
Japan	45,644,463	—	45,644,463	—
Netherlands	15,202,272	—	15,202,272	—
Norway	1,316,548	—	1,316,548	—
Singapore	7,136,542	—	7,136,542	—
South Korea	5,588,218	—	5,588,218	—
Spain	2,561,863	—	2,561,863	—
Sweden	1,210,321	—	1,210,321	—
Switzerland	22,606,950	—	22,606,950	—
United Kingdom	56,379,775	10,384,110	45,995,665	—
United States	10,225,556	10,225,556	—	—
Short-term investments	9,949,447	9,949,447	—	—
Total investments in securities	$286,174,690	$65,649,319	$220,525,371	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$53,968	—	$53,968	—
Belgium	39,648	—	39,648	—
Brazil	5,086,724	$5,086,724	—	—
Canada	56,900	—	56,900	—
Chile	1,396,669	13,043	1,383,626	—
China	51,933,566	4,101,257	47,733,038	$99,271
Colombia	142,878	142,878	—	—
Cyprus	27,095	—	27,095	—
Czech Republic	316,013	—	316,013	—
Greece	813,132	—	813,132	—
Hong Kong	8,783,837	—	8,671,676	112,161
Hungary	399,759	—	399,759	—
India	30,739,013	80,644	30,641,793	16,576
Indonesia	3,946,415	—	3,894,338	52,077
Kuwait	1,694	—	1,694	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Malaysia	$3,667,634	—	$3,667,634	—
Mexico	5,706,972	$5,706,972	—	—
Panama	587	587	—	—
Philippines	1,754,721	—	1,754,552	$169
Poland	1,556,706	—	1,556,706	—
Qatar	1,584,274	—	1,584,274	—
Russia	57,179	—	—	57,179
Saudi Arabia	7,419,353	—	7,419,353	—
Singapore	91,687	28,873	62,814	—
South Africa	6,707,441	788,375	5,919,066	—
South Korea	25,982,535	2,130,849	23,822,538	29,148
Taiwan	35,002,021	—	34,995,596	6,425
Thailand	4,423,180	—	4,423,180	—
Turkey	1,656,375	—	1,656,105	270
Ukraine	1,547	—	1,547	—
United Arab Emirates	2,307,958	—	2,307,958	—
United States	60,000	—	60,000	—
Preferred securities
Brazil	3,615,079	3,615,079	—	—
Colombia	69,824	69,824	—	—
Philippines	11,516	—	11,516	—
Warrants	391	391	—	—
Short-term investments	906,930	906,930	—	—
Total investments in securities	$206,321,221	$22,672,426	$183,275,519	$373,276
Derivatives:
Assets
Futures	$43,802	$43,802	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$76,907,555	$76,907,555	—	—
Consumer discretionary	62,799,297	62,799,297	—	—
Consumer staples	97,745,002	97,745,002	—	—
Energy	110,319,543	78,481,755	$31,837,788	—
Financials	268,544,805	268,544,805	—	—
Health care	231,493,690	221,500,305	9,993,385	—
Industrials	153,330,375	153,330,375	—	—
Information technology	96,876,631	92,768,246	4,108,385	—
Materials	54,058,985	54,058,985	—	—
Real estate	53,237,550	53,237,550	—	—
Utilities	105,585,487	105,585,487	—	—
Preferred securities
Consumer discretionary	11,802,730	—	11,802,730	—
Health care	5,298,412	5,298,412	—	—
Utilities	6,985,771	6,985,771	—	—
Short-term investments	31,154,593	31,154,593	—	—
Total investments in securities	$1,366,140,426	$1,308,398,138	$57,742,288	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$55,043,558	$47,571,098	$7,472,460	—
Capital markets	22,787,143	22,787,143	—	—
Consumer finance	1,835,069	1,835,069	—	—
Financial services	3,877,377	3,877,377	—	—
Insurance	26,788,014	25,364,950	1,423,064	—
Real estate
Industrial REITs	3,407,897	3,407,897	—	—
Convertible bonds	644,891	—	644,891	—
Corporate bonds	486,258	—	486,258	—
Short-term investments	3,171,691	3,171,691	—	—
Total investments in securities	$118,041,898	$108,015,225	$10,026,673	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$205,682,010	$205,682,010	—	—
Consumer discretionary	462,966,185	409,758,567	$53,207,618	—
Consumer staples	69,796,445	69,796,445	—	—
Energy	103,872,020	103,872,020	—	—
Financials	342,765,741	342,765,741	—	—
Health care	132,795,232	132,795,232	—	—
Industrials	100,052,473	100,052,473	—	—
Information technology	550,498,610	550,498,610	—	—
Materials	27,344,812	27,344,812	—	—
Real estate	40,816,946	40,816,946	—	—
Short-term investments	20,135,237	20,135,237	—	—
Total investments in securities	$2,056,725,711	$2,003,518,093	$53,207,618	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$69,051,577	$69,051,577	—	—
Consumer discretionary	57,568,815	49,593,241	$7,975,574	—
Consumer staples	64,086,021	43,815,013	20,271,008	—
Energy	49,861,158	49,861,158	—	—
Financials	127,709,891	127,709,891	—	—
Health care	99,001,036	99,001,036	—	—
Industrials	103,535,363	94,568,178	8,967,185	—
Information technology	114,855,043	107,076,902	7,778,141	—
Materials	15,693,652	15,693,652	—	—
Real estate	18,873,604	18,873,604	—	—
Short-term investments	19,277,635	19,277,635	—	—
Total investments in securities	$739,513,795	$694,521,887	$44,991,908	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$38,637,160	—	$38,637,160	—
Ireland	13,266,704	$7,673,999	5,592,705	—
Japan	25,866,423	—	25,866,423	—
Netherlands	17,169,683	—	17,169,683	—
Spain	4,842,581	—	4,842,581	—
Switzerland	9,032,445	4,980,329	4,052,116	—
United Kingdom	10,319,050	1,608,176	8,710,874	—
United States	152,309,164	152,309,164	—	—
Preferred securities	6,583,930	—	6,583,930	—
Short-term investments	3,267,973	3,267,973	—	—
Total investments in securities	$281,295,113	$169,839,641	$111,455,472	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$287,677	$287,677	—	—
Health care	261,867,817	255,166,410	$6,676,202	$25,205
Materials	104,881	104,881	—	—
Preferred securities	1,791,610	—	1,791,610	—
Warrants	1,421	1,421	—	—
Short-term investments	784,303	784,303	—	—
Total investments in securities	$264,837,709	$256,344,692	$8,467,812	$25,205

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$592,179	—	$592,179	—
Corporate bonds	140,319,545	—	140,319,545	—
Convertible bonds	1,056,890	—	1,056,890	—
Term loans	9,176,011	—	8,706,883	$469,128
Asset backed securities	11,582,373	—	11,582,373	—
Common stocks	857,807	$843,123	—	14,684
Preferred securities	538,574	—	—	538,574
Short-term investments	12,082,611	12,082,611	—	—
Total investments in securities	$176,205,990	$12,925,734	$162,257,870	$1,022,386
Derivatives:
Assets
Futures	$166,503	$166,503	—	—
Forward foreign currency contracts	2,065	—	$2,065	—
Swap contracts	43,870	—	43,870	—
Liabilities
Swap contracts	(125,946)	—	(125,946)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$39,347,106	—	$39,347,106	—
Austria	1,004,288	—	1,004,288	—
Belgium	4,720,445	—	4,720,445	—
Brazil	7,974,701	$7,974,701	—	—
Canada	62,391,860	62,004,331	387,529	—
Cayman Islands	103,866	—	103,866	—
Chile	921,500	506,503	414,997	—
China	64,128,837	6,778,201	57,304,952	$45,684
Colombia	96,675	96,675	—	—
Czech Republic	453,474	—	453,474	—
Denmark	16,572,571	—	16,572,571	—
Egypt	171,246	—	171,246	—
Finland	6,462,863	—	6,462,863	—
France	64,697,145	—	64,697,145	—
Germany	42,844,499	—	42,844,499	—
Greece	913,830	—	910,790	3,040
Hong Kong	19,305,607	88,145	19,184,691	32,771
Hungary	397,121	—	397,121	—
India	29,121,102	3,319,749	25,801,353	—
Indonesia	4,365,868	9,763	4,356,105	—
Ireland	5,915,122	258,658	5,656,464	—
Israel	3,558,230	890,404	2,667,826	—
Italy	11,425,594	—	11,425,594	—
Japan	116,390,964	—	116,390,964	—
Jordan	143,163	—	143,163	—
Luxembourg	1,250,143	—	1,250,143	—
Macau	319,607	—	319,607	—
Malaysia	3,389,434	—	3,389,434	—
Mexico	6,168,229	6,168,229	—	—
Netherlands	26,329,991	—	26,329,991	—
New Zealand	1,267,856	—	1,267,856	—
Norway	3,554,889	—	3,554,889	—
Peru	388,201	388,201	—	—
Philippines	1,548,415	—	1,548,415	—
Poland	1,457,824	—	1,457,824	—
Portugal	938,714	—	938,714	—
Russia	160,521	—	—	160,521
Saudi Arabia	7,963,585	—	7,963,585	—
Singapore	8,381,214	1,230,844	7,150,370	—
South Africa	7,619,550	—	7,619,550	—
South Korea	24,812,861	70,192	24,742,669	—
Spain	14,340,247	81,176	14,259,071	—
Sweden	16,516,876	—	16,516,876	—
Switzerland	56,087,034	—	56,087,034	—
Taiwan	33,212,178	—	33,212,178	—
Thailand	4,052,539	—	4,052,539	—
Turkey	1,358,653	—	1,358,653	—
United Arab Emirates	10	—	10	—
United Kingdom	76,009,945	—	76,009,945	—
United States	866,894	866,894	—	—
Preferred securities
Brazil	2,763,134	2,763,134	—	—
Germany	2,770,091	—	2,770,091	—
South Korea	1,349,481	—	1,349,481	—
Warrants	372	372	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Rights	$236	$236	—	—
Short-term investments	18,780,379	18,780,379	—	—
Total investments in securities	$827,086,780	$112,276,787	$714,567,977	$242,016
Derivatives:
Assets
Futures	$569,536	$569,536	—	—
Liabilities
Futures	(16,078)	(16,078)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,075,970	$143,766	$5,889,438	$42,766
Austria	1,587,898	—	1,587,898	—
Belgium	1,569,582	39,020	1,530,562	—
Bermuda	171,541	—	171,541	—
Cambodia	40,965	—	40,965	—
Canada	11,405,983	11,372,039	33,689	255
China	16,483	—	16,483	—
Denmark	2,587,736	—	2,587,736	—
Finland	2,139,450	—	2,139,450	—
France	5,065,377	—	5,063,257	2,120
Gabon	3,712	—	3,712	—
Georgia	60,252	—	60,252	—
Germany	5,996,691	—	5,996,691	—
Gibraltar	10,171	—	10,171	—
Greece	18,176	—	18,110	66
Guernsey, Channel Islands	140	—	—	140
Hong Kong	2,285,383	—	2,262,399	22,984
Ireland	651,611	—	651,611	—
Isle of Man	82,721	—	82,721	—
Israel	1,189,060	19,137	1,169,923	—
Italy	3,903,769	—	3,903,769	—
Japan	24,686,751	—	24,686,751	—
Jersey, Channel Islands	115,511	—	115,511	—
Liechtenstein	66,632	—	66,632	—
Luxembourg	489,428	—	489,428	—
Macau	12,204	—	12,204	—
Malaysia	13,172	—	13,172	—
Malta	10,402	—	10,402	—
Mauritius	10,987	—	10,987	—
Netherlands	2,013,562	—	2,013,562	—
New Zealand	467,484	—	467,484	—
Norway	896,068	—	896,068	—
Peru	17,249	—	17,249	—
Portugal	377,654	—	377,654	—
Singapore	1,103,970	—	1,088,445	15,525
South Africa	140,348	—	140,348	—
Spain	2,457,691	—	2,457,691	—
Sweden	2,816,658	—	2,816,658	—
Switzerland	7,657,114	—	7,657,114	—
Taiwan	11,492	—	11,492	—
United Arab Emirates	112,180	35,209	76,971	—
United Kingdom	11,136,940	560	11,103,229	33,151

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
United States	$808,832	$352,379	$456,453	—
Preferred securities	373,066	—	373,066	—
Warrants	1,404	12	1,392	—
Rights	66	9	57	—
Short-term investments	1,651,854	1,651,854	—	—
Total investments in securities	$102,311,390	$13,613,985	$88,580,398	$117,007
Derivatives:
Assets
Futures	$10,428	$10,428	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$147,300,344	—	$147,300,344	—
Foreign government obligations	6,805,375	—	6,805,375	—
Corporate bonds	52,903,538	—	52,903,538	—
Municipal bonds	3,942,723	—	3,942,723	—
Collateralized mortgage obligations	29,349,575	—	29,349,575	—
Asset backed securities	24,605,863	—	24,605,863	—
Common stocks	9,844	—	9,844	—
Short-term investments	6,924,931	$24,931	6,900,000	—
Total investments in securities	$271,842,193	$24,931	$271,817,262	—
Derivatives:
Assets
Futures	$326,932	$326,932	—	—
Forward foreign currency contracts	7,452	—	$7,452	—
Swap contracts	1,091,469	—	1,091,469	—
Liabilities
Futures	(1,318,810)	(1,318,810)	—	—
Forward foreign currency contracts	(83,534)	—	(83,534)	—
Swap contracts	(32,750)	—	(32,750)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$935,537,844	$935,537,844	—	—
Total investments in securities	$935,537,844	$935,537,844	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$169,113,551	$169,113,551	—	—
Short-term investments	35,384	35,384	—	—
Total investments in securities	$169,148,935	$169,148,935	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,043,703,676	$5,043,703,676	—	—
Total investments in securities	$5,043,703,676	$5,043,703,676	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$284,153,798	$284,153,798	—	—
Short-term investments	26,171	26,171	—	—
Total investments in securities	$284,179,969	$284,179,969	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,179,074,304	$4,179,074,304	—	—
Unaffiliated investment companies	85,437,528	85,437,528	—	—
Short-term investments	62,470,403	62,470,403	—	—
Total investments in securities	$4,326,982,235	$4,326,982,235	—	—
Derivatives:
Assets
Futures	$2,715	$2,715	—	—
Liabilities
Futures	(26,322,619)	(26,322,619)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$639,811,121	$639,811,121	—	—
Unaffiliated investment companies	5,454,545	5,454,545	—	—
Short-term investments	4,080,466	4,080,466	—	—
Total investments in securities	$649,346,132	$649,346,132	—	—
Derivatives:
Liabilities
Futures	$(6,466,602)	$(6,466,602)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,306,982,784	$5,306,982,784	—	—
Unaffiliated investment companies	140,919,199	140,919,199	—	—
Short-term investments	110,212,917	110,212,917	—	—
Total investments in securities	$5,558,114,900	$5,558,114,900	—	—
Derivatives:
Assets
Futures	$56,890	$56,890	—	—
Liabilities
Futures	(46,898,594)	(46,898,594)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,162,260,127	$1,162,260,127	—	—
Unaffiliated investment companies	23,080,311	23,080,311	—	—
Short-term investments	14,107,253	14,107,253	—	—
Total investments in securities	$1,199,447,691	$1,199,447,691	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Moderate Portfolio (continued)
Derivatives:
Assets
Futures	$1,893	$1,893	—	—
Liabilities
Futures	(6,811,087)	(6,811,087)	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$532,832,980	$532,832,980	—	—
Preferred securities	3,562,958	—	—	$3,562,958
Exchange-traded funds	42,366,235	42,366,235	—	—
Short-term investments	24,414,632	6,714,632	$17,700,000	—
Total investments in securities	$603,176,805	$581,913,847	$17,700,000	$3,562,958

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,114,181,088	$1,114,181,088	—	—
Short-term investments	57,700,687	57,700,687	—	—
Total investments in securities	$1,171,881,775	$1,171,881,775	—	—
Derivatives:
Assets
Futures	$1,483,323	$1,483,323	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$27,827,752	$27,827,752	—	—
Consumer discretionary	48,591,713	42,532,926	$6,058,787	—
Consumer staples	43,258,246	43,258,246	—	—
Energy	38,675,345	38,675,345	—	—
Financials	90,394,726	90,394,726	—	—
Health care	67,104,407	65,117,671	1,986,736	—
Industrials	91,083,539	80,514,653	10,568,886	—
Information technology	42,647,836	42,647,836	—	—
Materials	36,735,131	34,095,294	2,639,837	—
Real estate	41,286,828	41,286,828	—	—
Utilities	39,600,513	39,600,513	—	—
Short-term investments	35,195,816	35,195,816	—	—
Total investments in securities	$602,401,852	$581,147,606	$21,254,246	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$49,477,510	—	$49,477,510	—
Foreign government obligations	68,886,462	—	68,886,462	—
Corporate bonds	35,106,993	—	35,106,993	—
Convertible bonds	6,151,860	—	6,151,860	—
Municipal bonds	3,424,072	—	3,424,072	—
Term loans	6,445,894	—	6,445,894	—
Collateralized mortgage obligations	5,784,957	—	5,784,957	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Asset backed securities	$5,254,583	—	$5,254,583	—
Preferred securities	565,597	$558,275	7,322	—
Exchange-traded funds	509,732	509,732	—	—
Short-term investments	11,199,442	10,958,337	241,105	—
Total investments in securities	$192,807,102	$12,026,344	$180,780,758	—
Liabilities
Sale commitments outstanding	$(2,894,307)	—	$(2,894,307)	—
Derivatives:
Assets
Futures	218,840	$218,840	—	—
Forward foreign currency contracts	660,205	—	660,205	—
Swap contracts	2,429,013	—	2,429,013	—
Liabilities
Futures	(1,075,871)	(1,075,871)	—	—
Forward foreign currency contracts	(1,053,751)	—	(1,053,751)	—
Swap contracts	(1,367,790)	—	(1,367,790)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$285,897,821	$285,897,821	—	—
Short-term investments	4,707,650	4,707,650	—	—
Total investments in securities	$290,605,471	$290,605,471	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$88,154,025	$87,085,307	—	$1,068,718
Consumer discretionary	172,154,440	113,053,761	$59,100,679	—
Financials	23,096,523	23,096,523	—	—
Health care	2,494,765	2,494,765	—	—
Industrials	2,206,922	2,206,922	—	—
Information technology	436,426,687	416,365,476	20,061,211	—
Real estate	2,483,480	2,483,480	—	—
Short-term investments	52,006,134	52,006,134	—	—
Total investments in securities	$779,022,976	$698,792,368	$79,161,890	$1,068,718

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,807,854,083	—	$2,807,854,083	—
Foreign government obligations	8,536,150	—	8,536,150	—
Corporate bonds	1,812,045,568	—	1,812,045,568	—
Municipal bonds	57,713,094	—	57,713,094	—
Collateralized mortgage obligations	599,884,100	—	599,884,100	—
Asset backed securities	701,838,077	—	701,838,077	—
Short-term investments	99,322,943	$99,322,943	—	—
Total investments in securities	$6,087,194,015	$99,322,943	$5,987,871,072	—
Derivatives:
Assets
Futures	$2,083,201	$2,083,201	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$161,824,590	—	$161,824,590	—
Municipal bonds	7,649,373	—	7,649,373	—
Collateralized mortgage obligations	1,176,897	—	1,176,897	—
Short-term investments	583,037	$583,037	—	—
Total investments in securities	$171,233,897	$583,037	$170,650,860	—
Derivatives:
Liabilities
Futures	$(5,467)	$(5,467)	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,117,045	$13,117,045	—	—
Consumer discretionary	54,330,028	54,317,771	$12,257	—
Consumer staples	17,908,167	17,908,167	—	—
Energy	30,652,946	30,652,946	—	—
Financials	76,572,287	76,572,287	—	—
Health care	76,169,143	76,017,091	—	$152,052
Industrials	81,059,446	81,059,446	—	—
Information technology	59,274,220	59,274,220	—	—
Materials	21,871,812	21,858,694	—	13,118
Real estate	30,117,730	30,117,730	—	—
Utilities	15,806,171	15,806,171	—	—
Warrants	12,525	12,525	—	—
Short-term investments	30,293,700	30,293,700	—	—
Total investments in securities	$507,185,220	$507,007,793	$12,257	$165,170
Derivatives:
Liabilities
Futures	$(283,172)	$(283,172)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$2,926,279	$2,924,290	—	$1,989
Consumer discretionary	23,211,401	23,211,401	—	—
Consumer staples	5,270,712	5,270,712	—	—
Energy	11,095,066	11,095,066	—	—
Financials	29,280,483	29,280,483	—	—
Health care	17,899,063	17,876,253	—	22,810
Industrials	30,435,883	30,435,883	—	—
Information technology	19,339,407	19,339,407	—	—
Materials	10,319,956	10,309,248	—	10,708
Real estate	2,415,615	2,415,615	—	—
Utilities	560,845	560,845	—	—
Preferred securities	40,855	40,855	—	—
Short-term investments	1,896,424	1,896,424	—	—
Total investments in securities	$154,691,989	$154,656,482	—	$35,507

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Opportunities Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$249,043,148	$249,043,148	—	—
Exchange-traded funds	3,583,756	3,583,756	—	—
Short-term investments	7,656,102	5,356,102	$2,300,000	—
Total investments in securities	$260,283,006	$257,983,006	$2,300,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,730,359	$13,730,359	—	—
Consumer discretionary	42,612,996	42,612,996	—	—
Consumer staples	19,905,753	12,959,096	$6,946,657	—
Energy	11,242,028	11,242,028	—	—
Financials	103,461,734	103,461,734	—	—
Health care	20,764,619	20,764,619	—	—
Industrials	87,925,786	87,925,786	—	—
Information technology	45,485,145	45,485,145	—	—
Materials	36,594,087	36,594,087	—	—
Real estate	41,414,410	41,414,410	—	—
Utilities	13,369,615	13,369,615	—	—
Short-term investments	9,843,750	2,543,750	7,300,000	—
Total investments in securities	$446,350,282	$432,103,625	$14,246,657	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$124,343,398	$124,343,398	—	—
Warrants	517	517	—	—
Short-term investments	5,291,919	5,291,919	—	—
Total investments in securities	$129,635,834	$129,635,834	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$427,387,034	$330,698,717	$96,688,317	—
Consumer discretionary	761,635,249	495,656,101	265,979,148	—
Consumer staples	538,971,704	309,219,046	229,752,658	—
Energy	315,715,671	215,624,950	100,090,721	—
Financials	1,018,508,899	615,398,329	403,110,570	—
Health care	932,620,004	640,420,990	292,096,454	$102,560
Industrials	842,924,642	494,037,636	348,887,006	—
Information technology	1,256,111,617	1,082,825,039	173,286,578	—
Materials	321,931,959	149,255,515	172,666,196	10,248
Real estate	208,758,795	155,761,193	52,997,602	—
Utilities	214,483,241	138,051,214	76,432,027	—
Preferred securities	11,526,950	—	11,526,950	—
Warrants	283,799	283,799	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Trust (continued)
Short-term investments	$273,915,420	$273,915,420	—	—
Total investments in securities	$7,124,774,984	$4,901,147,949	$2,223,514,227	$112,808
Derivatives:
Assets
Futures	$9,847,969	$9,847,969	—	—
Liabilities
Futures	(138,747)	(138,747)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$57,473,103	—	$57,473,103	—
Foreign government obligations	85,467,696	—	85,467,696	—
Corporate bonds	169,838,408	—	169,838,408	—
Convertible bonds	9,438,519	—	9,438,519	—
Municipal bonds	3,112,362	—	3,112,362	—
Term loans	2,880,977	—	2,880,977	—
Collateralized mortgage obligations	21,182,043	—	21,182,043	—
Asset backed securities	6,728,878	—	6,728,878	—
Common stocks	1,273,157	$1,273,157	—	—
Preferred securities	6,418,976	6,418,976	—	—
Purchased options	2,532	—	2,532	—
Short-term investments	10,187,423	10,187,423	—	—
Total investments in securities	$374,004,074	$17,879,556	$356,124,518	—
Derivatives:
Assets
Futures	$120,605	$120,605	—	—
Forward foreign currency contracts	695,185	—	$695,185	—
Liabilities
Forward foreign currency contracts	(1,346,328)	—	(1,346,328)	—
Written options	(9)	—	(9)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$606,694,230	—	$606,694,230	—
Foreign government obligations	9,042,579	—	9,042,579	—
Corporate bonds	230,024,685	—	230,024,685	—
Municipal bonds	3,741,107	—	3,741,107	—
Collateralized mortgage obligations	19,689,054	—	19,689,054	—
Asset backed securities	1,224,948	—	1,224,948	—
Short-term investments	8,484,255	$8,484,255	—	—
Total investments in securities	$878,900,858	$8,484,255	$870,416,603	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$53,621,870	$53,621,660	$210	—
Consumer discretionary	75,129,938	75,127,441	2,468	$29
Consumer staples	49,470,621	49,470,621	—	—

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Energy	$31,460,040	$31,452,930	—	$7,110
Financials	94,480,182	94,473,459	$6,723	—
Health care	96,693,948	96,662,453	—	31,495
Industrials	68,593,512	68,593,512	—	—
Information technology	170,521,937	170,521,937	—	—
Materials	20,816,576	20,816,381	—	195
Real estate	20,943,303	20,940,498	—	2,805
Utilities	18,558,452	18,558,452	—	—
Preferred securities	19,433	19,433	—	—
Warrants	4,483	4,483	—	—
Short-term investments	14,540,693	14,540,693	—	—
Total investments in securities	$714,854,988	$714,803,953	$9,401	$41,634
Derivatives:
Assets
Futures	$435,957	$435,957	—	—
Liabilities
Futures	(9,046)	(9,046)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,704,441	—	$1,704,441	—
Corporate bonds	147,689,817	—	147,689,817	—
Collateralized mortgage obligations	1,022,097	—	1,022,097	—
Asset backed securities	45,659,475	—	45,659,475	—
Short-term investments	74,320,538	$6,299,767	68,020,771	—
Total investments in securities	$270,396,368	$6,299,767	$264,096,601	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	25,637,166	$221,283,201	$175,038,746	$(140,047,088)	$46,537	$(29,212)	$2,471,650	—	$256,292,184
Active Bond Trust
John Hancock Collateral Trust	620,090	$12,007,133	$40,905,151	$(46,716,867)	$3,862	$(298)	$118,152	—	$6,198,981
Blue Chip Growth Trust
John Hancock Collateral Trust	76,761	$1,169,436	$9,272,875	$(9,674,325)	$(293)	$(325)	$962	—	$767,368
Capital Appreciation Trust
John Hancock Collateral Trust	—	$2,849,917	$2,045,123	$(4,895,501)	$433	$28	$776	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	25,049	—	$2,732,950	$(2,482,196)	$(368)	$23	$1,627	—	$250,409
Core Bond Trust

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,018	—	$5,707,121	$(5,686,609)	$(334)	$(5)	$1,010	—	$20,173
Disciplined Value International Trust
John Hancock Collateral Trust	411,398	—	$19,415,144	$(15,302,039)	$(215)	$(187)	$8,862	—	$4,112,703
Emerging Markets Value Trust
John Hancock Collateral Trust	90,721	—	$2,691,320	$(1,784,378)	$(17)	$5	$3,133	—	$906,930
Equity Income Trust
John Hancock Collateral Trust	1,480,933	$56,404,547	$101,946,379	$(143,546,497)	$1,195	$(882)	$30,244	—	$14,804,742
Financial Industries Trust
John Hancock Collateral Trust	317,267	$5,681,050	$21,152,736	$(23,663,765)	$1,768	$(98)	$16,850	—	$3,171,691
Fundamental All Cap Core Trust
John Hancock Collateral Trust	2,014,148	$45,794,358	$14,077,913	$(39,743,974)	$5,150	$1,790	$285,158	—	$20,135,237
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	1,928,361	$6,104,753	$32,581,917	$(19,406,201)	$1,885	$(4,719)	$169,460	—	$19,277,635
High Yield Trust
John Hancock Collateral Trust	774,880	$3,347,124	$17,932,288	$(13,533,515)	$(98)	$602	$35,220	—	$7,746,401
International Equity Index Trust
John Hancock Collateral Trust	673,725	$142,499	$16,840,391	$(10,245,978)	$(1,476)	$(270)	$9,286	—	$6,735,166
International Small Company Trust
John Hancock Collateral Trust	165,237	—	$2,362,197	$(710,320)	$(79)	$56	$8,030	—	$1,651,854
Investment Quality Bond Trust
John Hancock Collateral Trust	2,494	—	$461,698	$(436,828)	$67	$(6)	—	—	$24,931
Lifestyle Balanced Portfolio
Select Bond Trust	39,310,177	$447,978,362	$7,369,704	$(5,111,545)	$(845,130)	$16,041,107	—	—	$465,432,498
Strategic Equity Allocation Trust	28,840,819	450,984,436	2,366,006	(15,673,546)	(888,952)	33,317,402	—	—	470,105,346
					$(1,734,082)	$49,358,509	—	—	$935,537,844
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	3,539	$21,217	$14,167	—	—	—	$323	—	$35,384
Select Bond Trust	11,377,200	132,228,407	929,908	$(2,919,550)	$(457,351)	$4,924,636	—	—	134,706,050
Strategic Equity Allocation Trust	2,110,890	33,107,732	1,681,770	(2,815,381)	(429,128)	2,862,508	—	—	34,407,501
					$(886,479)	$7,787,144	$323	—	$169,148,935
Lifestyle Growth Portfolio
Select Bond Trust	124,499,611	$1,439,741,831	$2,588,826	$(17,223,861)	$(3,008,331)	$51,976,927	—	—	$1,474,075,392
Strategic Equity Allocation Trust	218,995,600	3,432,899,552	—	(109,627,892)	(10,019,522)	256,376,146	—	—	3,569,628,284
					$(13,027,853)	$308,353,073	—	—	$5,043,703,676
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	2,618	$15,630	$10,540	—	—	$1	$235	—	$26,171
Select Bond Trust	14,362,089	164,008,718	1,568,363	$(1,110,645)	$(192,266)	5,772,965	—	—	170,047,135
Strategic Equity Allocation Trust	7,000,409	110,661,403	579,294	(5,087,134)	(23,304)	7,976,404	—	—	114,106,663
					$(215,570)	$13,749,370	$235	—	$284,179,969
Managed Volatility Balanced Portfolio

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	6,911,785	$143,501,447	—	$(20,251,726)	$(13,164,905)	$35,892,086	—	—	$145,976,902
Bond	39,807,221	539,030,673	$5,536,917	(13,974,046)	(1,734,198)	13,713,082	$5,536,917	—	542,572,428
Core Bond	16,603,154	187,375,576	—	(5,161,911)	(899,744)	6,965,850	—	—	188,279,771
Emerging Markets Equity	12,870,808	119,426,144	—	(6,864,797)	(782,026)	6,632,116	—	—	118,411,437
Equity Income	14,354,923	200,741,171	1,369,509	(3,970,399)	(351,814)	(695,370)	—	—	197,093,097
Fundamental Large Cap Core	3,636,090	206,103,381	—	(12,904,098)	2,937,171	23,228,842	—	—	219,365,296
John Hancock Collateral Trust	6,248,977	72,390,026	222,415,013	(232,350,224)	15,999	(411)	578,038	—	62,470,403
Mid Cap Growth	4,805,259	38,234,440	—	(1,738,994)	(1,902,220)	4,857,953	—	—	39,451,179
Mid Value	5,397,800	48,113,770	5,167,708	—	—	1,560,170	—	—	54,841,648
Multifactor Developed International ETF	2,726,250	76,139,932	3,221,115	(2,527,558)	319,742	6,542,644	—	—	83,695,875
Multifactor Emerging Markets ETF	2,632,287	61,770,902	548	(774,776)	37,301	2,746,339	—	—	63,780,314
Multifactor Mid Cap ETF	1,445,555	68,636,680	1,337,520	(2,982,332)	969,330	1,251,975	—	—	69,213,173
Multifactor Small Cap ETF	1,689,344	53,105,953	1,582,823	(3,337,254)	753,916	1,767,742	—	—	53,873,180
Select Bond Trust	116,674,833	1,375,208,322	—	(40,041,934)	(7,247,500)	53,511,136	—	—	1,381,430,024
Small Cap Growth	1,488,944	19,012,810	475,655	—	—	820,728	—	—	20,309,193
Small Cap Value	3,481,301	41,269,394	5,554,973	—	—	904,266	—	—	47,728,633
Strategic Equity Allocation Trust	58,469,457	929,122,886	—	(43,364,654)	(210,939)	67,504,861	—	—	953,052,154
					$(21,259,887)	$227,204,009	$6,114,955	—	$4,241,544,707
Managed Volatility Conservative Portfolio
Blue Chip Growth	489,189	$10,559,819	$253,665	$(2,108,714)	$(1,885,384)	$3,512,291	—	—	$10,331,677
Bond	9,699,384	132,513,178	1,532,868	(4,820,247)	(545,910)	3,522,719	$1,348,524	—	132,202,608
Core Bond	4,032,432	45,937,623	59,157	(1,759,680)	(295,035)	1,785,709	—	—	45,727,774
Emerging Markets Equity	682,687	6,291,977	244,856	(570,047)	(99,120)	413,054	—	—	6,280,720
Equity Income	1,216,568	15,524,399	1,409,110	(139,671)	(8,809)	(81,551)	—	—	16,703,478
Fundamental Large Cap Core	233,671	13,591,175	270,296	(1,476,840)	311,945	1,400,784	—	—	14,097,360
John Hancock Collateral Trust	408,173	7,838,254	32,046,225	(35,805,718)	1,956	(251)	65,169	—	4,080,466
Multifactor Emerging Markets ETF	108,815	2,582,276	53,506	(116,760)	3,810	113,755	—	—	2,636,587
Multifactor Mid Cap ETF	192,030	8,809,696	683,498	(608,737)	161,126	148,813	—	—	9,194,396
Multifactor Small Cap ETF	227,577	6,955,921	575,403	(621,585)	268,123	79,569	—	—	7,257,431
Select Bond Trust	28,396,686	337,573,471	132,392	(12,888,696)	(2,184,087)	13,583,677	—	—	336,216,757
Strategic Equity Allocation Trust	3,629,591	57,614,450	1,368,058	(4,034,690)	(682,242)	4,896,757	—	—	59,162,333
					$(4,953,627)	$29,375,326	$1,413,693	—	$643,891,587
Managed Volatility Growth Portfolio
Blue Chip Growth	10,800,279	$225,414,175	—	$(32,855,469)	$(24,109,146)	$59,652,327	—	—	$228,101,887
Bond	29,403,896	393,922,318	$4,077,497	(6,053,727)	(720,448)	9,549,461	$4,077,497	—	400,775,101
Core Bond	12,289,876	137,251,685	—	(2,374,447)	(428,549)	4,918,507	—	—	139,367,196

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	27,324,957	$246,575,823	$3,242,134	$(10,537,433)	$(1,225,382)	$13,334,463	—	—	$251,389,605
Equity Income	22,226,817	310,000,756	1,747,131	(4,771,174)	(830,688)	(971,828)	—	—	305,174,197
Fundamental Large Cap Core	6,227,008	351,203,755	—	(20,080,043)	4,545,355	40,006,321	—	—	375,675,388
John Hancock Collateral Trust	11,024,709	117,855,450	396,382,592	(404,050,800)	24,764	911	$968,904	—	110,212,917
Mid Cap Growth	11,039,485	88,502,091	—	(4,708,617)	(5,177,334)	12,018,030	—	—	90,634,170
Mid Value	11,227,140	105,443,905	5,102,908	—	—	3,520,933	—	—	114,067,746
Multifactor Developed International ETF	5,944,931	167,365,251	3,942,178	(3,847,168)	497,822	14,551,299	—	—	182,509,382
Multifactor Emerging Markets ETF	5,390,763	125,731,565	472	(756,211)	27,304	5,615,057	—	—	130,618,187
Multifactor Mid Cap ETF	2,552,185	122,564,300	2,027,566	(6,354,407)	2,032,479	1,928,680	—	—	122,198,618
Multifactor Small Cap ETF	3,577,238	113,408,081	3,214,072	(7,948,173)	1,796,345	3,607,795	—	—	114,078,120
Select Bond Trust	86,658,059	1,010,373,238	—	(18,635,036)	(3,676,694)	37,969,913	—	—	1,026,031,421
Small Cap Growth	2,667,749	33,961,098	1,000,922	—	—	1,426,078	—	—	36,388,098
Small Cap Value	5,390,720	64,986,863	7,549,153	—	—	1,370,758	—	—	73,906,774
Strategic Equity Allocation Trust	105,280,178	1,677,074,319	—	(82,035,063)	(844,945)	121,872,583	—	—	1,716,066,894
					$(28,089,117)	$330,371,288	$5,046,401	—	$5,417,195,701
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,667,904	$34,809,656	—	$(5,072,166)	$(3,216,208)	$8,704,844	—	—	$35,226,126
Bond	13,315,846	181,529,102	$1,853,712	(5,926,454)	(715,074)	4,753,701	$1,853,712	—	181,494,987
Core Bond	5,557,870	63,168,483	—	(2,181,984)	(459,784)	2,499,533	—	—	63,026,248
Emerging Markets Equity	2,477,916	23,107,086	19,342	(1,461,096)	(171,901)	1,303,395	—	—	22,796,826
Equity Income	3,661,644	51,193,151	787,068	(1,480,106)	(105,226)	(120,521)	—	—	50,274,366
Fundamental Large Cap Core	854,323	49,139,934	—	(3,803,077)	1,226,100	4,978,376	—	—	51,541,333
John Hancock Collateral Trust	1,411,163	18,389,625	58,627,634	(62,913,934)	4,212	(284)	140,993	—	14,107,253
Mid Cap Growth	1,316,352	10,563,279	—	(572,885)	(587,731)	1,404,583	—	—	10,807,246
Mid Value	1,365,284	12,378,930	1,081,807	—	—	410,544	—	—	13,871,281
Multifactor Developed International ETF	423,069	11,112,924	1,305,202	(453,653)	55,359	968,386	—	—	12,988,218
Multifactor Emerging Markets ETF	409,991	9,716,077	147	(221,055)	4,618	434,295	—	—	9,934,082
Multifactor Mid Cap ETF	184,233	8,745,704	228,107	(440,975)	142,251	145,989	—	—	8,821,076
Multifactor Small Cap ETF	227,830	7,160,599	258,554	(497,365)	111,446	232,265	—	—	7,265,499
Select Bond Trust	39,067,094	463,737,362	—	(16,752,433)	(3,065,247)	18,634,713	—	—	462,554,395
Small Cap Growth	352,339	4,519,197	92,420	—	—	194,283	—	—	4,805,900
Small Cap Value	752,304	8,420,067	1,740,979	—	—	153,041	—	—	10,314,087
Strategic Equity Allocation Trust	13,284,568	212,747,460	—	(11,609,495)	(66,903)	15,467,395	—	—	216,538,457
					$(6,844,088)	$60,164,538	$1,994,705	—	$1,176,367,380

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Growth Trust
John Hancock Collateral Trust	671,671	$15,839,582	$30,303,233	$(39,427,930)	$71	$(324)	$29,406	—	$6,714,632
Mid Cap Index Trust
John Hancock Collateral Trust	5,771,858	$37,907,021	$110,689,178	$(90,901,904)	$9,623	$(3,231)	$331,138	—	$57,700,687
Mid Value Trust
John Hancock Collateral Trust	457,708	$13,043,847	$62,546,903	$(71,010,130)	$(3,687)	$(1,271)	$5,020	—	$4,575,662
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	6,978	$291,498	$31,243	$(253,018)	$156	$(119)	$1,319	—	$69,760
Real Estate Securities Trust
John Hancock Collateral Trust	—	—	$3,834,524	$(3,834,524)	—	—	$8	—	—
Science & Technology Trust
John Hancock Collateral Trust	218,259	$2,946,108	$10,138,635	$(10,903,249)	$622	$(200)	$10,268	—	$2,181,916
Select Bond Trust
John Hancock Collateral Trust	9,935,374	$195,160,389	$505,081,092	$(600,967,060)	$70,581	$(22,059)	$1,193,851	—	$99,322,943
Short Term Government Income Trust
John Hancock Collateral Trust	58,322	$484,928	$29,854,239	$(29,756,172)	$95	$(53)	$36,455	—	$583,037
Small Cap Index Trust
John Hancock Collateral Trust	3,030,309	$24,839,413	$31,523,729	$(26,072,044)	$6,173	$(3,571)	$388,126	—	$30,293,700
Small Cap Opportunities Trust
John Hancock Collateral Trust	62,160	$914,649	$2,834,633	$(3,127,938)	$287	$(220)	$1,181	—	$621,411
Small Cap Stock Trust
John Hancock Collateral Trust	535,776	$6,298,427	$34,744,525	$(35,687,550)	$840	$(140)	$9,754	—	$5,356,102
Small Cap Value Trust
John Hancock Collateral Trust	254,454	$6,088,199	$28,316,100	$(31,860,564)	$64	$(49)	$11,730	—	$2,543,750
Small Company Value Trust
John Hancock Collateral Trust	200,288	$846,797	$5,133,544	$(3,978,191)	$184	$(71)	$6,639	—	$2,002,263
Strategic Equity Allocation Trust
John Hancock Collateral Trust	27,400,036	$234,391,847	$419,059,271	$(379,563,964)	$62,984	$(34,718)	$2,343,943	—	$273,915,420
Strategic Income Opportunities Trust
John Hancock Collateral Trust	1,019,058	$8,306,745	$28,461,305	$(26,582,172)	$1,539	$6	$92,537	—	$10,187,423
Total Bond Market Trust
John Hancock Collateral Trust	848,689	$4,633,816	$26,621,651	$(22,770,805)	$254	$(661)	$55,298	—	$8,484,255
Total Stock Market Index Trust
John Hancock Collateral Trust	1,454,521	$25,260,797	$17,989,449	$(28,711,768)	$3,335	$(1,120)	$251,667	—	$14,540,693
Ultra Short Term Bond Trust
John Hancock Collateral Trust	630,172	$1,046,684	$99,481,454	$(94,224,653)	$(3,129)	$(589)	$63,843	—	$6,299,767
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	68,000	$1,212,851	—	—	—	$34,948	$15,541	—	$1,247,799
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.3%	$1,896,034
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,666,924
								$3,562,958
[1]	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.